UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-10263
GuideStone Funds
(Exact name of registrant as specified in charter)

5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Address of principal executive offices)(Zip code)
Matthew A. Wolfe, Esq
Guidestone Financial Resources of the Southern Baptist Convention
5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Name and address of agent for service)
Registrant's telephone number, including area code:
214-720-4640
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

MyDestination 2015 Fund
Class: INSTITUTIONAL | TICKER: GMTYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2015 Fund (Institutional Class/GMTYX)	$10	0.09%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 11.94%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2015 Fund (Institutional Class/GMTYX)	11.94%	4.57%	5.81%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.82%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.97%
Russell 3000® Index	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex-USA Index - Net	32.39%	7.91%	7.99%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$726,932,912
Total number of portfolio holdings	36
Total advisory fees paid	$489,574
Portfolio turnover rate for the period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	34.0%
GuideStone Equity Index Fund	19.0%
GuideStone Low-Duration Bond Fund	10.4%
GuideStone International Equity Index Fund	8.7%
GuideStone Defensive Market Strategies® Fund	7.5%
GuideStone Global Bond Fund	5.8%
GuideStone Emerging Markets Equity Fund	2.0%
GuideStone Money Market Fund, 3.69%	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.5%
GuideStone Small Cap Equity Fund	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2015 Fund
Class: INVESTOR | TICKER: GMTZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2015 Fund (Investor Class/GMTZX)	$41	0.39%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 11.55%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2015 Fund (Investor Class/GMTZX)	11.55%	4.27%	5.95%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex-USA Index - Net	32.39%	7.91%	8.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$726,932,912
Total number of portfolio holdings	36
Total advisory fees paid	$489,574
Portfolio turnover rate for the period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	34.0%
GuideStone Equity Index Fund	19.0%
GuideStone Low-Duration Bond Fund	10.4%
GuideStone International Equity Index Fund	8.7%
GuideStone Defensive Market Strategies® Fund	7.5%
GuideStone Global Bond Fund	5.8%
GuideStone Emerging Markets Equity Fund	2.0%
GuideStone Money Market Fund, 3.69%	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.5%
GuideStone Small Cap Equity Fund	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2025 Fund
Class: INSTITUTIONAL | TICKER: GMWYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2025 Fund (Institutional Class/GMWYX)	$9	0.08%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 13.19%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2025 Fund (Institutional Class/GMWYX)	13.19%	5.51%	6.92%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.58%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.82%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.97%
Russell 3000® Index	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	7.99%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,109,182,300
Total number of portfolio holdings	36
Total advisory fees paid	$1,690,297
Portfolio turnover rate for the period	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.1%
GuideStone Equity Index Fund	23.6%
GuideStone International Equity Index Fund	11.0%
GuideStone Defensive Market Strategies® Fund	9.3%
GuideStone Global Bond Fund	5.6%
GuideStone Low-Duration Bond Fund	5.1%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Small Cap Equity Fund	1.8%
GuideStone Money Market Fund, 3.69%	1.8%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2025 Fund
Class: INVESTOR | TICKER: GMWZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2025 Fund (Investor Class/GMWZX)	$40	0.38%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 12.81%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2025 Fund (Investor Class/GMWZX)	12.81%	5.22%	7.13%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,109,182,300
Total number of portfolio holdings	36
Total advisory fees paid	$1,690,297
Portfolio turnover rate for the period	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.1%
GuideStone Equity Index Fund	23.6%
GuideStone International Equity Index Fund	11.0%
GuideStone Defensive Market Strategies® Fund	9.3%
GuideStone Global Bond Fund	5.6%
GuideStone Low-Duration Bond Fund	5.1%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Small Cap Equity Fund	1.8%
GuideStone Money Market Fund, 3.69%	1.8%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2035 Fund
Class: INSTITUTIONAL | TICKER: GMHYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2035 Fund (Institutional Class/GMHYX)	$10	0.09%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 15.72%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2035 Fund (Institutional Class/GMHYX)	15.72%	7.37%	8.69%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.58%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.82%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.97%
Russell 3000® Index	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	7.99%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,359,198,848
Total number of portfolio holdings	36
Total advisory fees paid	$1,828,482
Portfolio turnover rate for the period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	34.2%
GuideStone Medium-Duration Bond Fund	24.1%
GuideStone International Equity Index Fund	16.2%
GuideStone Defensive Market Strategies® Fund	7.8%
GuideStone Global Bond Fund	5.8%
GuideStone Emerging Markets Equity Fund	3.9%
GuideStone Small Cap Equity Fund	3.0%
GuideStone Money Market Fund, 3.69%	2.0%
GuideStone Global Real Estate Securities Fund	1.3%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2035 Fund
Class: INVESTOR | TICKER: GMHZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2035 Fund (Investor Class/GMHZX)	$40	0.37%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 15.48%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2035 Fund (Investor Class/GMHZX)	15.48%	7.08%	8.80%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,359,198,848
Total number of portfolio holdings	36
Total advisory fees paid	$1,828,482
Portfolio turnover rate for the period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	34.2%
GuideStone Medium-Duration Bond Fund	24.1%
GuideStone International Equity Index Fund	16.2%
GuideStone Defensive Market Strategies® Fund	7.8%
GuideStone Global Bond Fund	5.8%
GuideStone Emerging Markets Equity Fund	3.9%
GuideStone Small Cap Equity Fund	3.0%
GuideStone Money Market Fund, 3.69%	2.0%
GuideStone Global Real Estate Securities Fund	1.3%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2045 Fund
Class: INSTITUTIONAL | TICKER: GMYYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2045 Fund (Institutional Class/GMYYX)	$13	0.12%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 18.57%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2045 Fund (Institutional Class/GMYYX)	18.57%	9.30%	10.15%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.58%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.82%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.97%
Russell 3000® Index	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	7.99%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,052,647,281
Total number of portfolio holdings	10
Total advisory fees paid	$1,813,328
Portfolio turnover rate for the period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.8%
GuideStone International Equity Index Fund	22.4%
GuideStone Medium-Duration Bond Fund	10.5%
GuideStone Emerging Markets Equity Fund	5.4%
GuideStone Small Cap Equity Fund	4.6%
GuideStone Defensive Market Strategies® Fund	3.9%
GuideStone Global Bond Fund	2.6%
GuideStone Money Market Fund, 3.69%	2.0%
GuideStone Global Real Estate Securities Fund	1.7%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2045 Fund
Class: INVESTOR | TICKER: GMFZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2045 Fund (Investor Class/GMFZX)	$41	0.38%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 18.20%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2045 Fund (Investor Class/GMFZX)	18.20%	9.00%	10.16%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,052,647,281
Total number of portfolio holdings	10
Total advisory fees paid	$1,813,328
Portfolio turnover rate for the period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.8%
GuideStone International Equity Index Fund	22.4%
GuideStone Medium-Duration Bond Fund	10.5%
GuideStone Emerging Markets Equity Fund	5.4%
GuideStone Small Cap Equity Fund	4.6%
GuideStone Defensive Market Strategies® Fund	3.9%
GuideStone Global Bond Fund	2.6%
GuideStone Money Market Fund, 3.69%	2.0%
GuideStone Global Real Estate Securities Fund	1.7%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2055 Fund
Class: INSTITUTIONAL | TICKER: GMGYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2055 Fund (Institutional Class/GMGYX)	$16	0.15%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 19.42%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2055 Fund (Institutional Class/GMGYX)	19.42%	9.89%	10.59%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.58%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.82%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.97%
Russell 3000® Index	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	7.99%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,127,550,897
Total number of portfolio holdings	10
Total advisory fees paid	$1,014,225
Portfolio turnover rate for the period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	51.1%
GuideStone International Equity Index Fund	24.3%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.1%
GuideStone Medium-Duration Bond Fund	4.8%
GuideStone Defensive Market Strategies® Fund	3.6%
GuideStone Money Market Fund, 3.69%	2.1%
GuideStone Global Real Estate Securities Fund	1.8%
GuideStone Global Bond Fund	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2055 Fund
Class: INVESTOR | TICKER: GMGZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2055 Fund (Investor Class/GMGZX)	$43	0.39%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 19.17%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2055 Fund (Investor Class/GMGZX)	19.17%	9.60%	10.61%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,127,550,897
Total number of portfolio holdings	10
Total advisory fees paid	$1,014,225
Portfolio turnover rate for the period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	51.1%
GuideStone International Equity Index Fund	24.3%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.1%
GuideStone Medium-Duration Bond Fund	4.8%
GuideStone Defensive Market Strategies® Fund	3.6%
GuideStone Money Market Fund, 3.69%	2.1%
GuideStone Global Real Estate Securities Fund	1.8%
GuideStone Global Bond Fund	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2065 Fund
Class: INSTITUTIONAL | TICKER: GMMYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the MyDestination 2065 Fund (“Fund”) for the one day ended December 31, 2025 (Commencement of Operations). You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the one day ended December 31, 2025 (Commencement of Operations)
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage
MyDestination 2065 Fund (Institutional Class/GMMYX)	$0	0.00%
*
The Fund commenced operations on December 31, 2025. The report covers the one-day period from the commencement of operations to the end of the annual reporting period on December 31, 2025. Expenses for the full reporting period would be higher.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$6,000,000
Total number of portfolio holdings	0
Total advisory fees paid	$0
Portfolio turnover rate for the period	N/A
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2065 Fund
Class: INVESTOR | TICKER: GMMZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the MyDestination 2065 Fund (“Fund”) for the one day ended December 31, 2025 (Commencement of Operations). You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the one day ended December 31, 2025 (Commencement of Operations)
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage
MyDestination 2065 Fund (Investor Class/GMMZX)	$0	0.00%
*
The Fund commenced operations on December 31, 2025. The report covers the one-day period from the commencement of operations to the end of the annual reporting period on December 31, 2025. Expenses for the full reporting period would be higher.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$6,000,000
Total number of portfolio holdings	0
Total advisory fees paid	$0
Portfolio turnover rate for the period	N/A
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Conservative Allocation Fund
Class: INSTITUTIONAL | TICKER: GCAYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Institutional Class/GCAYX)	$19	0.18%
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 9.69%, net of fees.
  Equities generally outperformed fixed income during the year, and non‑U.S. equities outpaced U.S. equities.
  Notable contributors to Fund performance included allocations to short duration bonds and non‑U.S. equities, spanning both developed markets and emerging markets, in a year where major asset classes broadly posted positive returns.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Conservative Allocation Fund (Institutional Class/GCAYX)	9.69%	3.73%	4.68%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All CountryWorld Index) ex USA Index - Net	32.39%	7.91%	8.41%
Composite Benchmark*	10.08%	4.51%	5.30%
*The composite benchmark is 49.00% Bloomberg US Treasury: 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index - Net and 8.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$414,528,279
Total number of portfolio holdings	15
Total advisory fees paid	$409,970
Portfolio turnover rate for the period	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.5%
GuideStone Low-Duration Bond Fund	25.2%
GuideStone Growth Equity Fund	6.6%
GuideStone Defensive Market Strategies® Fund	5.7%
GuideStone International Equity Fund	5.3%
GuideStone Strategic Alternatives Fund	5.0%
GuideStone Value Equity Fund	4.7%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	3.0%
GuideStone Emerging Markets Equity Fund	2.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Conservative Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Conservative Allocation Fund
Class: INVESTOR | TICKER: GFIZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Investor Class/GFIZX)	$45	0.43%
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 9.46%, net of fees.
  Equities generally outperformed fixed income during the year, and non‑U.S. equities outpaced U.S. equities.
  Notable contributors to Fund performance included allocations to short duration bonds and non‑U.S. equities, spanning both developed markets and emerging markets, in a year where major asset classes broadly posted positive returns.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Conservative Allocation Fund (Investor Class/GFIZX)	9.46%	3.45%	4.42%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All CountryWorld Index) ex USA Index - Net	32.39%	7.91%	8.41%
Composite Benchmark*	10.08%	4.51%	5.30%
*The composite benchmark is 49.00% Bloomberg US Treasury: 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index - Net and 8.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$414,528,279
Total number of portfolio holdings	15
Total advisory fees paid	$409,970
Portfolio turnover rate for the period	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.5%
GuideStone Low-Duration Bond Fund	25.2%
GuideStone Growth Equity Fund	6.6%
GuideStone Defensive Market Strategies® Fund	5.7%
GuideStone International Equity Fund	5.3%
GuideStone Strategic Alternatives Fund	5.0%
GuideStone Value Equity Fund	4.7%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	3.0%
GuideStone Emerging Markets Equity Fund	2.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Conservative Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Balanced Allocation Fund
Class: INSTITUTIONAL | TICKER: GBAYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Institutional Class/GBAYX)	$14	0.13%
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 12.80%, net of fees.
  Equities generally outperformed fixed income during the year, and non‑U.S. equities outpaced U.S. equities.
  Notable contributors to performance included allocations to intermediate bonds and non‑U.S. equities, spanning both developed markets and emerging markets, in a year where major asset classes broadly posted positive returns.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Allocation Fund (Institutional Class/GBAYX)	12.80%	4.57%	6.50%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Composite Benchmark*	14.49%	5.89%	7.45%
*The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index - Net and 16.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,348,636,737
Total number of portfolio holdings	15
Total advisory fees paid	$1,299,330
Portfolio turnover rate for the period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.7%
GuideStone Growth Equity Fund	10.8%
GuideStone International Equity Fund	10.3%
GuideStone Defensive Market Strategies® Fund	8.6%
GuideStone Value Equity Fund	8.4%
GuideStone Global Bond Fund	8.2%
GuideStone Emerging Markets Equity Fund	4.2%
GuideStone Low-Duration Bond Fund	4.1%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Value Equity Index Fund	2.6%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Balanced Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Balanced Allocation Fund
Class: INVESTOR | TICKER: GGIZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Investor Class/GGIZX)	$40	0.38%
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 12.48%, net of fees.
  Equities generally outperformed fixed income during the year, and non‑U.S. equities outpaced U.S. equities.
  Notable contributors to performance included allocations to intermediate bonds and non‑U.S. equities, spanning both developed markets and emerging markets, in a year where major asset classes broadly posted positive returns.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Allocation Fund (Investor Class/GGIZX)	12.48%	4.31%	6.24%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Composite Benchmark*	14.49%	5.89%	7.45%
*The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index - Net and 16.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,348,636,737
Total number of portfolio holdings	15
Total advisory fees paid	$1,299,330
Portfolio turnover rate for the period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.7%
GuideStone Growth Equity Fund	10.8%
GuideStone International Equity Fund	10.3%
GuideStone Defensive Market Strategies® Fund	8.6%
GuideStone Value Equity Fund	8.4%
GuideStone Global Bond Fund	8.2%
GuideStone Emerging Markets Equity Fund	4.2%
GuideStone Low-Duration Bond Fund	4.1%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Value Equity Index Fund	2.6%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Balanced Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Moderately Aggressive Allocation Fund
Class: INSTITUTIONAL | TICKER: GGRYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Moderately Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Moderately Aggressive Allocation Fund (Institutional Class/GGRYX)	$15	0.14%
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 16.49%, net of fees.
  Equities generally outperformed fixed income during the year, and non‑U.S. equities outpaced U.S. equities.
  Notable contributors to performance included allocations to non‑U.S. equities, spanning both developed markets and emerging markets, in a year where major asset classes broadly posted positive returns.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Moderately Aggressive Allocation Fund (Institutional Class/GGRYX)	16.49%	7.03%	8.73%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Russell 3000® Index	17.15%	13.15%	14.29%
Composite Benchmark*	18.78%	8.57%	9.70%
*The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index - Net and 28.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,186,992,449
Total number of portfolio holdings	15
Total advisory fees paid	$1,117,180
Portfolio turnover rate for the period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Growth Equity Fund	16.9%
GuideStone International Equity Fund	16.8%
GuideStone Value Equity Fund	14.5%
GuideStone Medium-Duration Bond Fund	12.9%
GuideStone Emerging Markets Equity Fund	8.0%
GuideStone Value Equity Index Fund	7.2%
GuideStone Growth Equity Index Fund	7.1%
GuideStone Small Cap Equity Fund	3.5%
GuideStone Defensive Market Strategies® Fund	2.7%
GuideStone Global Bond Fund	2.5%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Growth Allocation Fund was renamed the Moderately Aggressive Allocation Fund.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Moderately Aggressive Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Moderately Aggressive Allocation Fund
Class: INVESTOR | TICKER: GCOZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Moderately Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Moderately Aggressive Allocation Fund (Investor Class/GCOZX)	$42	0.39%
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 16.11%, net of fees.
  Equities generally outperformed fixed income during the year, and non‑U.S. equities outpaced U.S. equities.
  Notable contributors to performance included allocations to non‑U.S. equities, spanning both developed markets and emerging markets, in a year where major asset classes broadly posted positive returns.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Moderately Aggressive Allocation Fund (Investor Class/GCOZX)	16.11%	6.76%	8.45%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Russell 3000® Index	17.15%	13.15%	14.29%
Composite Benchmark*	18.78%	8.57%	9.70%
*The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index - Net and 28.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,186,992,449
Total number of portfolio holdings	15
Total advisory fees paid	$1,117,180
Portfolio turnover rate for the period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Growth Equity Fund	16.9%
GuideStone International Equity Fund	16.8%
GuideStone Value Equity Fund	14.5%
GuideStone Medium-Duration Bond Fund	12.9%
GuideStone Emerging Markets Equity Fund	8.0%
GuideStone Value Equity Index Fund	7.2%
GuideStone Growth Equity Index Fund	7.1%
GuideStone Small Cap Equity Fund	3.5%
GuideStone Defensive Market Strategies® Fund	2.7%
GuideStone Global Bond Fund	2.5%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Growth Allocation Fund was renamed the Moderately Aggressive Allocation Fund.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Moderately Aggressive Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Aggressive Allocation Fund
Class: INSTITUTIONAL | TICKER: GAGYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Institutional Class/GAGYX)	$14	0.13%
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 19.92%, net of fees.
  Equities were broadly up for the year with U.S. large capitalization equities outperforming U.S. small capitalization equities, and non‑U.S. equities outpacing U.S. equities.
  Notable contributors to performance included allocations to U.S. equites and non‑U.S. equities, spanning both developed markets and emerging markets.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Aggressive Allocation Fund (Institutional Class/GAGYX)	19.92%	9.28%	10.74%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Russell 3000® Index	17.15%	13.15%	14.29%
Composite Benchmark*	23.14%	11.14%	12.00%
*The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index - Net.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,222,930,071
Total number of portfolio holdings	8
Total advisory fees paid	$1,138,879
Portfolio turnover rate for the period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.4%
GuideStone Growth Equity Fund	23.7%
GuideStone Value Equity Fund	19.6%
GuideStone Emerging Markets Equity Fund	11.3%
GuideStone Value Equity Index Fund	6.5%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Small Cap Equity Fund	5.0%
GuideStone Money Market Fund, 3.69%	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Aggressive Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Aggressive Allocation Fund
Class: INVESTOR | TICKER: GGBZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Investor Class/GGBZX)	$43	0.39%
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 19.59%, net of fees.
  Equities were broadly up for the year with U.S. large capitalization equities outperforming U.S. small capitalization equities, and non‑U.S. equities outpacing U.S. equities.
  Notable contributors to performance included allocations to U.S. equites and non‑U.S. equities, spanning both developed markets and emerging markets.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Aggressive Allocation Fund (Investor Class/GGBZX)	19.59%	9.01%	10.46%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Russell 3000® Index	17.15%	13.15%	14.29%
Composite Benchmark*	23.14%	11.14%	12.00%
*The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index - Net.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,222,930,071
Total number of portfolio holdings	8
Total advisory fees paid	$1,138,879
Portfolio turnover rate for the period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.4%
GuideStone Growth Equity Fund	23.7%
GuideStone Value Equity Fund	19.6%
GuideStone Emerging Markets Equity Fund	11.3%
GuideStone Value Equity Index Fund	6.5%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Small Cap Equity Fund	5.0%
GuideStone Money Market Fund, 3.69%	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Aggressive Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Money Market Fund
Class: INSTITUTIONAL | TICKER: GMYXX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Institutional Class/GMYXX)	$14	0.14%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2025 (4.22% (net of fees) versus 4.29%).
  The Fund is a government money market fund and invested no less than 99.5% of its total assets in eligible government money market fund securities. The Fund maintained a stable per share price of $1.00, while declaring dividends daily and paying them monthly based on its daily value. Underperformance relative to the benchmark index was primarily a function of the expenses of the Fund.
  The Federal Reserve (“Fed”) once again cut rates in 2025 and decreased the target range of the federal funds rate to 3.50% from 3.75% as of the end of the year. The Fed’s target range started the year at 4.25% to 4.50%.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Money Market Fund (Institutional Class/GMYXX)	4.22%	3.16%	2.11%
Bloomberg US Treasury Bills: 1-3 Months Index	4.29%	3.24%	2.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,023,451,789
Total number of portfolio holdings	129
Total advisory fees paid	$2,286,796
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
MATURITY TABLE

Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Money Market Fund
Class: INVESTOR | TICKER: GMZXX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Investor Class/GMZXX)	$42	0.41%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2025 (3.94% (net of fees) versus 4.29%).
  The Fund is a government money market fund and invested no less than 99.5% of its total assets in eligible government money market fund securities. The Fund maintained a stable per share price of $1.00, while declaring dividends daily and paying them monthly based on its daily value. Underperformance relative to the benchmark index was primarily a function of the expenses of the Fund.
  The Federal Reserve (“Fed”) once again cut rates in 2025 and decreased the target range of the federal funds rate to 3.50% from 3.75% as of the end of the year. The Fed’s target range started the year at 4.25% to 4.50%.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Money Market Fund (Investor Class/GMZXX)	3.94%	2.95%	1.89%
Bloomberg US Treasury Bills: 1-3 Months Index	4.29%	3.24%	2.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,023,451,789
Total number of portfolio holdings	129
Total advisory fees paid	$2,286,796
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
MATURITY TABLE

Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Low-Duration Bond Fund
Class: INSTITUTIONAL | TICKER: GLDYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Institutional Class/GLDYX)	$38	0.37%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Treasury: 1-3 Year Index, for the one-year period ended December 31, 2025 (5.66% (net of fees) versus 5.17%).
  The U.S. economy remained strong in 2025, with risk assets outperforming once again. Despite this strength, the Federal Reserve followed through with multiple rate cuts in the second half of 2025, a sign that members felt comfortable with the current trajectory of employment and, most importantly, inflation trends. Short-term market rates ended the year over 0.75% lower with optimism for further cuts in 2026, as inflation remains within expectations.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds and asset-backed securities were the biggest positive contributors to performance. Curve positioning was also additive with the curve steepening in the second half of the year.
  In 2025, the Fund used derivatives to manage interest rate, credit and yield curve positioning. Overall, derivatives detracted from performance, primarily because derivatives were used to hedge interest rate positioning during volatile periods like April 2025. Despite the hedging with derivatives, overall rates positioning was additive to Fund performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Low-Duration Bond Fund (Institutional Class/GLDYX)	5.66%	2.13%	2.28%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.76%	1.83%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$902,795,693
Total number of portfolio holdings	1,359
Total advisory fees paid	$2,591,301
Portfolio turnover rate for the period	161%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In 2025, the Fund’s management fee increased by 0.01% to 0.30%.
  During the year, there was a change to the Fund’s sub-advisers. In March 2025, Brown Brothers Harriman & Co. (“BBH”) began serving as a sub-adviser to the Fund. BBH recently created a new SEC-registered investment adviser U.S. subsidiary that houses the fixed income team and strategies of BBH, which is known as Brown Brothers Harriman Credit Partners, LLC (BBHCP). Effective January 1, 2026, BBHCP will become a sub-adviser to the assigned portion of the Fund that was previously allocated to BBH.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Low-Duration Bond Fund
Class: INVESTOR | TICKER: GLDZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Investor Class/GLDZX)	$68	0.66%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Bloomberg US Treasury: 1-3 Year Index, for the one-year period ended December 31, 2025 (5.29% (net of fees) versus 5.17%).
  The U.S. economy remained strong in 2025, with risk assets outperforming once again. Despite this strength, the Federal Reserve followed through with multiple rate cuts in the second half of 2025, a sign that members felt comfortable with the current trajectory of employment and, most importantly, inflation trends. Short-term market rates ended the year over 0.75% lower with optimism for further cuts in 2026, as inflation remains within expectations.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds and asset-backed securities were the biggest positive contributors to performance. Curve positioning was also additive with the curve steepening in the second half of the year.
  In 2025, the Fund used derivatives to manage interest rate, credit and yield curve positioning. Overall, derivatives detracted from performance, primarily because derivatives were used to hedge interest rate positioning during volatile periods like April 2025. Despite the hedging with derivatives, overall rates positioning was additive to Fund performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Low-Duration Bond Fund (Investor Class/GLDZX)	5.29%	1.84%	2.00%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.76%	1.83%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$902,795,693
Total number of portfolio holdings	1,359
Total advisory fees paid	$2,591,301
Portfolio turnover rate for the period	161%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In 2025, the Fund’s management fee increased by 0.01% to 0.30%.
  During the year, there was a change to the Fund’s sub-advisers. In March 2025, Brown Brothers Harriman & Co. (“BBH”) began serving as a sub-adviser to the Fund. BBH recently created a new SEC-registered investment adviser U.S. subsidiary that houses the fixed income team and strategies of BBH, which is known as Brown Brothers Harriman Credit Partners, LLC (BBHCP). Effective January 1, 2026, BBHCP will become a sub-adviser to the assigned portion of the Fund that was previously allocated to BBH.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Medium-Duration Bond Fund
Class: INSTITUTIONAL | TICKER: GMDYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Institutional Class/GMDYX)	$41	0.39%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2025 (8.22% (net of fees) versus 7.30%).
  The U.S. economy remained strong in 2025, with risk assets outperforming once again. Despite this strength, the Federal Reserve followed through with multiple rate cuts in the second half of 2025, a sign that members felt comfortable with the current trajectory of employment and, most importantly, inflation trends. Intermediate-term market rates ended the year over 0.30% lower with optimism for further cuts in 2026, as inflation remains within expectations. The yield curve also steepened as short rates rallied more than long rates.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds (earlier in the year) and asset-backed securities were the biggest positive contributors to performance. Curve positioning was also additive with the curve steepening in the second half of the year.
  In 2025, the Fund used derivatives to manage interest rate, credit, currency and yield curve positioning. Overall, derivative exposure added to performance on an absolute basis, primarily because the Fund used interest rate futures to add duration and an overweight to duration was positive with rates ending the year lower than they started the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Medium-Duration Bond Fund (Institutional Class/GMDYX)	8.22%	-0.41%	2.30%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$3,589,901,069
Total number of portfolio holdings	2,743
Total advisory fees paid	$11,098,232
Portfolio turnover rate for the period	409%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Medium-Duration Bond Fund
Class: INVESTOR | TICKER: GMDZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Investor Class/GMDZX)	$69	0.66%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2025 (7.88% (net of fees) versus 7.30%).
  The U.S. economy remained strong in 2025, with risk assets outperforming once again. Despite this strength, the Federal Reserve followed through with multiple rate cuts in the second half of 2025, a sign that members felt comfortable with the current trajectory of employment and, most importantly, inflation trends. Intermediate-term market rates ended the year over 0.30% lower with optimism for further cuts in 2026, as inflation remains within expectations. The yield curve also steepened as short rates rallied more than long rates.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds (earlier in the year) and asset-backed securities were the biggest positive contributors to performance. Curve positioning was also additive with the curve steepening in the second half of the year.
  In 2025, the Fund used derivatives to manage interest rate, credit, currency and yield curve positioning. Overall, derivative exposure added to performance on an absolute basis, primarily because the Fund used interest rate futures to add duration and an overweight to duration was positive, with rates ending the year lower than they started the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Medium-Duration Bond Fund (Investor Class/GMDZX)	7.88%	-0.68%	2.03%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$3,589,901,069
Total number of portfolio holdings	2,743
Total advisory fees paid	$11,098,232
Portfolio turnover rate for the period	409%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Global Bond Fund
Class: INSTITUTIONAL | TICKER: GGBEX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Institutional Class/GGBEX)	$63	0.61%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its composite benchmark index of 70% Bloomberg Global Aggregate Bond Index-Unhedged, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index, for the one-year period ended December 31, 2025 (7.93% (net of fees) versus 8.88%).
  Generally, global economic growth remained strong in 2025. Rate volatility also remained elevated as central banks across both developed markets and emerging markets economies continued rate cuts with inflation generally cooling across the globe. Risk assets in global fixed income outperformed once again in 2025, with higher yielding sectors, emerging markets debt and high yield bonds, leading the way.
  Compared with its benchmark index, the Fund’s underweight to emerging markets debt was the biggest detractor. Emerging markets debt was the best performing fixed income sector in 2025. Additionally, U.S. dollar weakness in 2025 hurt the Fund, as the Fund was overweight the U.S. dollar in the first half of 2025.
  In 2025, the Fund used derivates to manage interest rate, credit, currency and yield curve positioning. Overall, derivatives detracted from performance, primarily because the Fund used currency derivatives to overweight the U.S. dollar in the first half of 2025, and the U.S. dollar underperformed other major currencies.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Bond Fund (Institutional Class/GGBEX)	7.93%	-0.51%	2.74%
Bloomberg Global Aggregate Bond Index	7.77%	-2.90%	3.36%
J.P. Morgan Emerging Markets Bond Index (EMBI) Plus	12.38%	-0.82%	2.66%
Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index	8.62%	4.50%	6.52%
Composite Benchmark*	8.88%	-0.90%	2.40%
*Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$704,970,359
Total number of portfolio holdings	2,144
Total advisory fees paid	$3,140,335
Portfolio turnover rate for the period	144%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In May 2025, the Fund’s management fee decreased by 0.02% to 0.45%.
  During the year, there were changes to the Fund’s sub-advisers. In June 2025, Western Asset Management Company, LLC was terminated, and in July 2025, MFS Institutional Advisors, Inc. began serving as a sub-adviser to the Fund.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Global Bond Fund
Class: INVESTOR | TICKER: GGBFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Investor Class/GGBFX)	$98	0.94%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its composite benchmark index of 70% Bloomberg Global Aggregate Bond Index-Unhedged, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index, for the one-year period ended December 31, 2025 (7.55% (net of fees) versus 8.88%).
  Generally, global economic growth remained strong in 2025. Rate volatility also remained elevated as central banks across both developed markets and emerging markets economies continued rate cuts with inflation generally cooling across the globe. Risk assets in global fixed income outperformed once again in 2025, with higher yielding sectors, emerging markets debt and high yield bonds, leading the way.
  Compared with its benchmark index, the Fund’s underweight to emerging markets debt was the biggest detractor. Emerging markets debt was the best performing fixed income sector in 2025. Additionally, U.S. dollar weakness in 2025 hurt the Fund, as the Fund was overweight the U.S. dollar in the first half of 2025.
  In 2025, the Fund used derivates to manage interest rate, credit, currency and yield curve positioning. Overall, derivatives detracted from performance, primarily because the Fund used currency derivatives to overweight the U.S. dollar in the first half of 2025, and the U.S. dollar underperformed other major currencies.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Bond Fund (Investor Class/GGBFX)	7.55%	-0.81%	2.44%
Bloomberg Global Aggregate Bond Index	7.77%	-2.90%	3.36%
J.P. Morgan Emerging Markets Bond Index (EMBI) Plus	12.38%	-0.82%	2.66%
Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index	8.62%	4.50%	6.52%
Composite Benchmark*	8.88%	-0.90%	2.40%
*Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$704,970,359
Total number of portfolio holdings	2,144
Total advisory fees paid	$3,140,335
Portfolio turnover rate for the period	144%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In May 2025, the Fund’s management fee decreased by 0.02% to 0.45%.
  During the year, there were changes to the Fund’s sub-advisers. In June 2025, Western Asset Management Company, LLC was terminated, and in July 2025, MFS Institutional Advisors, Inc. began serving as a sub-adviser to the Fund.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Impact Bond Fund
Class: INSTITUTIONAL | TICKER: GMBYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Impact Bond Fund (Institutional Class/GMBYX)	$50	0.49%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2025 (5.46% (net of fees) versus 7.30%).
  The U.S. economy remained strong in 2025, with risk assets outperforming once again. Despite this strength, the Federal Reserve followed through with multiple rate cuts in the second half of 2025, a sign that members felt comfortable with the current trajectory of employment and, most importantly, inflation trends. Intermediate-term market rates ended the year over 0.30% lower with optimism for further cuts in 2026, as inflation remains within expectations. The yield curve also steepened as short rates rallied more than long rates.
  Compared with its benchmark index, the Fund’s security selection across sectors, particularly in asset-backed securities and corporate bonds, was negative. The Fund was also underweight corporate bonds for the majority of the year, which detracted from performance.
  In 2025, the Fund used derivatives to manage benchmark relative interest rate and credit positioning. Overall, derivatives detracted from Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on January 27, 2023, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Impact Bond Fund (Institutional Class/GMBYX)	5.46%	3.21%
Bloomberg US Aggregate Bond Index	7.30%	3.74%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$93,848,807
Total number of portfolio holdings	176
Total advisory fees paid	$101,173
Portfolio turnover rate for the period	114%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Fund’s expense cap decreased from 0.50% to 0.48%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Impact Bond Fund
Class: INVESTOR | TICKER: GMBZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Impact Bond Fund (Investor Class/GMBZX)	$79	0.77%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2025 (5.19% (net of fees) versus 7.30%).
  The U.S. economy remained strong in 2025, with risk assets outperforming once again. Despite this strength, the Federal Reserve followed through with multiple rate cuts in the second half of 2025, a sign that members felt comfortable with the current trajectory of employment and most importantly, inflation trends. Intermediate-term market rates ended the year over 0.30% lower with optimism for further cuts in 2026, as inflation remains within expectations. The yield curve also steepened as short rates rallied more than long rates.
  Compared with its benchmark index, the Fund’s security selection across sectors, particularly in asset-backed securities and corporate bonds, was negative. The Fund was also underweight corporate bonds for the majority of the year, which detracted from performance.
  In 2025, the Fund used derivatives to manage benchmark relative interest rate and credit positioning. Overall, derivatives detracted from Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on January 27, 2023, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Impact Bond Fund (Investor Class/GMBZX)	5.19%	2.91%
Bloomberg US Aggregate Bond Index	7.30%	3.74%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$93,848,807
Total number of portfolio holdings	176
Total advisory fees paid	$101,173
Portfolio turnover rate for the period	114%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Fund’s expense cap decreased from 0.79% to 0.76%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Defensive Market Strategies ®  Fund
Class: INSTITUTIONAL | TICKER: GDMYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Defensive Market Strategies Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Institutional Class/GDMYX)	$68	0.65%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its composite benchmark of 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2025 (10.46% (net of fees) versus 11.05%).
  After early bouts of volatility, U.S. equities rallied as fear related to tariffs and trade shifted toward growth related to technology and accommodative policy.
  The Fund’s relative underperformance was due to quality factor exposure, which remained out of favor during the year. The Fund allocated its assets among three principal investment strategies – long-only equity, options equity and convertible bond. These investment strategies contributed positively to the Fund’s absolute returns in 2025. Convertible bonds provided the strongest relative performance for the year, with favorable results from equity market participation as stocks rallied.
  In 2025, the Fund’s derivative exposures contributed positively to Fund performance for the year on an absolute basis. The Fund uses exchange-traded equity index futures contracts, U.S. Treasury futures contracts and S&P 500® Index call and put options. The largest source of the contribution was from put option premiums collected.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Defensive Market Strategies Fund (Institutional Class/GDMYX)	10.46%	6.49%	8.41%
S&P 500® Index	17.88%	14.43%	14.82%
Bloomberg US Treasury Bills: 1-3 Months Index	4.29%	3.24%	2.18%
Composite Benchmark*	11.05%	9.00%	8.64%
*Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,214,988,607
Total number of portfolio holdings	213
Total advisory fees paid	$7,761,474
Portfolio turnover rate for the period	68%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Defensive Market Strategies ® Fund
Class: INVESTOR | TICKER: GDMZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Defensive Market Strategies Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Investor Class/GDMZX)	$98	0.93%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its composite benchmark of 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2025 (10.12% (net of fees) versus 11.05%).
  After early bouts of volatility, U.S. equities rallied as fear related to tariffs and trade shifted toward growth related to technology and accommodative policy.
  The Fund’s relative underperformance was due to quality factor exposure which remained out of favor during the year. The Fund allocated its assets among three principal investment strategies– long-only equity, options equity and convertible bond. These investment strategies contributed positively to the Fund’s absolute returns in 2025. Convertible bonds provided the strongest relative performance for the year, with favorable results from equity market participation as stocks rallied.
  In 2025, the Fund’s derivative exposures contributed positively to Fund performance for the year on an absolute basis. The Fund uses exchange-traded equity index futures contracts, U.S. Treasury futures contracts and S&P 500® Index call and put options. The largest source of the contribution was from put option premiums collected.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Defensive Market Strategies Fund (Investor Class/GDMZX)	10.12%	6.18%	8.11%
S&P 500® Index	17.88%	14.43%	14.82%
Bloomberg US Treasury Bills: 1-3 Months Index	4.29%	3.24%	2.18%
Composite Benchmark*	11.05%	9.00%	8.64%
*Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,214,988,607
Total number of portfolio holdings	213
Total advisory fees paid	$7,761,474
Portfolio turnover rate for the period	68%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Equity Index Fund
Class: INSTITUTIONAL | TICKER: GEQYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Institutional Class/GEQYX)	$13	0.12%
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the S&P 500® Index.
  The Institutional Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (17.06% (net of fees) versus 17.88%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark logged its third consecutive year of double-digit positive performance. Returns were driven by large capitalization names, fueled by strong earnings, optimism around artificial intelligence and potential deregulation under the current administration.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Index Fund (Institutional Class/GEQYX)	17.06%	14.04%	14.67%
S&P 500® Index	17.88%	14.43%	14.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$5,979,439,072
Total number of portfolio holdings	488
Total advisory fees paid	$4,565,003
Portfolio turnover rate for the period	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Equity Index Fund
Class: INVESTOR | TICKER: GEQZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Investor Class/GEQZX)	$42	0.39%
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the S&P 500® Index.
  The Investor Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (16.78% (net of fees) versus 17.88%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark logged its third consecutive year of double-digit positive performance. Returns were driven by large capitalization names, fueled by strong earnings, optimism around artificial intelligence and potential deregulation under the current administration.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Index Fund (Investor Class/GEQZX)	16.78%	13.74%	14.36%
S&P 500® Index	17.88%	14.43%	14.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$5,979,439,072
Total number of portfolio holdings	488
Total advisory fees paid	$4,565,003
Portfolio turnover rate for the period	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Value Equity Index Fund
Class: INSTITUTIONAL | TICKER: GVIYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Value Equity Index Fund (Institutional Class/GVIYX)	$27	0.25%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Value Index.
  The Institutional Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (14.47% (net of fees) versus 15.91%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark generated a strong double-digit return as all sectors posted positive returns. The communication services sector gained over 35% and was the standout performer, while real estate and consumer staples each posted the weakest sector performance for the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Value Equity Index Fund (Institutional Class/GVIYX)	14.47%	12.77%
Russell 1000® Index	17.37%	19.25%
Russell 1000® Value Index	15.91%	13.28%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$263,108,490
Total number of portfolio holdings	808
Total advisory fees paid	$189,434
Portfolio turnover rate for the period	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Value Equity Index Fund
Class: INVESTOR | TICKER: GVIZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Value Equity Index Fund (Investor Class/GVIZX)	$54	0.50%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Value Index.
  The Investor Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (14.15% (net of fees) versus 15.91%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark generated a strong double-digit return as all sectors posted positive returns. The communication services sector gained over 35% and was the standout performer, while real estate and consumer staples each posted the weakest sector performance for the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Value Equity Index Fund (Investor Class/GVIZX)	14.15%	12.47%
Russell 1000® Index	17.37%	19.25%
Russell 1000® Value Index	15.91%	13.28%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$263,108,490
Total number of portfolio holdings	808
Total advisory fees paid	$189,434
Portfolio turnover rate for the period	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Value Equity Fund
Class: INSTITUTIONAL | TICKER: GVEYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Institutional Class/GVEYX)	$67	0.63%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Russell 1000® Value Index, for the one-year period ended December 31, 2025 (14.23% (net of fees) versus 15.91%).
  Large capitalization value stocks underperformed large capitalization growth stocks but still posted strong positive double-digit returns across many sectors in 2025, particularly communication services, information technology and industrials.
  The Fund remained diversified, with a modest underweight to the industrials and health care sectors and a modest overweight to the technology sector. Security selection within the health care and financials sectors were the primary detractors from benchmark-relative returns, while security selection within the industrials sector contributed to benchmark-relative returns during the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Value Equity Fund (Institutional Class/GVEYX)	14.23%	11.51%	10.36%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,092,640,500
Total number of portfolio holdings	132
Total advisory fees paid	$5,972,968
Portfolio turnover rate for the period	67%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Value Equity Fund
Class: INVESTOR | TICKER: GVEZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Investor Class/GVEZX)	$96	0.90%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Russell 1000® Value Index, for the one-year period ended December 31, 2025 (13.89% (net of fees) versus 15.91%).
  Large capitalization value stocks underperformed large capitalization growth stocks but still posted strong positive double-digit returns across many sectors in 2025, particularly communication services, information technology and industrials.
  The Fund remained diversified, with a modest underweight to the industrials and health care sectors and a modest overweight to the technology sector.
  Security selection within the health care and financials sectors were the primary detractors from benchmark-relative returns, while security selection within the industrials sector contributed to benchmark-relative returns during the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Value Equity Fund (Investor Class/GVEZX)	13.89%	11.21%	10.07%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,092,640,500
Total number of portfolio holdings	132
Total advisory fees paid	$5,972,968
Portfolio turnover rate for the period	67%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Growth Equity Index Fund
Class: INSTITUTIONAL | TICKER: GEIYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Growth Equity Index Fund (Institutional Class/GEIYX)	$27	0.25%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Growth Index.
  The Institutional Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (18.31% (net of fees) versus 18.56%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  Five of 11 sectors within the benchmark were double-digit performers. Returns for the benchmark were extraordinarily concentrated, as the top 10 issuer weights in the index accounted for approximately 80% of the index return.
  The benchmark generated a strong double-digit return as most sectors posted positive returns. The communication services, utilities and information technology sectors experienced the strongest performance, while energy and consumer staples were the only negative performing sectors for the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Growth Equity Index Fund (Institutional Class/GEIYX)	18.31%	24.26%
Russell 1000® Index	17.37%	19.25%
Russell 1000® Growth Index	18.56%	24.58%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$412,330,501
Total number of portfolio holdings	366
Total advisory fees paid	$438,218
Portfolio turnover rate for the period	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Growth Equity Index Fund
Class: INVESTOR | TICKER: GEIZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Growth Equity Index Fund (Investor Class/GEIZX)	$55	0.50%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Growth Index.
  The Investor Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (18.03% (net of fees) versus 18.56%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  Five of 11 sectors within the benchmark were double-digit performers. Returns for the benchmark were extraordinarily concentrated, as the top 10 issuer weights in the index accounted for approximately 80% of the index return.
  The benchmark generated a strong double-digit return as most sectors posted positive returns. The communication services, utilities and information technology sectors experienced the strongest performance, while energy and consumer staples were the only negative performing sectors for the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Growth Equity Index Fund (Investor Class/GEIZX)	18.03%	23.93%
Russell 1000® Index	17.37%	19.25%
Russell 1000® Growth Index	18.56%	24.58%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$412,330,501
Total number of portfolio holdings	366
Total advisory fees paid	$438,218
Portfolio turnover rate for the period	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Growth Equity Fund
Class: INSTITUTIONAL | TICKER: GGEYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Institutional Class/GGEYX)	$69	0.65%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Russell 1000® Growth Index, for the one-year period ended December 31, 2025 (13.17% (net of fees) versus 18.56%).
  Large capitalization growth stocks outperformed large capitalization value stocks during 2025, as the market continued to reward mega capitalization stocks, which accounted for a large portion of the performance of the benchmark index. This created a significant hurdle for active management as growth managers that were underweight in these particular stocks most likely experienced underperformance for the year.
  The Fund had a modest underweight to the technology sector and a modest overweight to the communication services sector. Security selection within the information technology sector detracted from benchmark-relative performance, while security selection within the consumer staples sector benefited benchmark-relative returns during the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure detracted from Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Growth Equity Fund (Institutional Class/GGEYX)	13.17%	10.10%	14.66%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.12%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,910,177,331
Total number of portfolio holdings	120
Total advisory fees paid	$10,664,003
Portfolio turnover rate for the period	45%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Growth Equity Fund
Class: INVESTOR | TICKER: GGEZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Investor Class/GGEZX)	$96	0.90%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Russell 1000® Growth Index, for the one-year period ended December 31, 2025 (12.85% (net of fees) versus 18.56%).
  Large capitalization growth stocks outperformed large capitalization value stocks during 2025, as the market continued to reward mega capitalization stocks, which accounted for a large portion of the performance of the benchmark index. This created a significant hurdle for active management as growth managers that were underweight in these particular stocks most likely experienced underperformance for the year.
  The Fund had a modest underweight to the technology sector and a modest overweight to the communication services sector. Security selection within the information technology sector detracted from benchmark-relative performance, while security selection within the consumer staples sector benefited benchmark-relative returns during the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure detracted from Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Growth Equity Fund (Investor Class/GGEZX)	12.85%	9.81%	14.36%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.12%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,910,177,331
Total number of portfolio holdings	120
Total advisory fees paid	$10,664,003
Portfolio turnover rate for the period	45%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Small Cap Equity Fund
Class: INSTITUTIONAL | TICKER: GSCYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Institutional Class/GSCYX)	$96	0.93%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Russell 2000® Index, for the one-year period ended December 31, 2025 (6.06% (net of fees) versus 12.81%).
  Small capitalization stocks underperformed large capitalization stocks but still generated double-digit returns during a period where most sectors posted positive returns, with the exception of the energy and consumer staples sectors.
  The Fund maintained an allocation across all sectors, with a modest overweight to the industrials and financials sectors and a modest underweight to the health care and information technology sectors.
  The Fund struggled to keep pace with the benchmark during the low-quality rally when companies with no revenues significantly outperformed. Security selection within the technology and materials sectors were the primary detractors from benchmark-relative returns, while security selection within the health care sector contributed to benchmark-relative returns for the one-year period.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a negative impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Equity Fund (Institutional Class/GSCYX)	6.06%	6.22%	9.04%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.61%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$843,645,713
Total number of portfolio holdings	709
Total advisory fees paid	$7,231,441
Portfolio turnover rate for the period	88%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In March 2025, the Fund's management fee increased by 0.01% to 0.87%.
  During the year, there were changes to the Fund’s sub-advisers. In March 2025, Driehaus Capital Management LLC began serving as a sub-adviser to the Fund.  On December 1, 2025, Nomura Holding America Inc. acquired the U.S. and European public investments asset management business of Macquarie Asset Management (the “Transaction”), which included Delaware Investments Fund Advisers (“DIFA”), a series of Macquarie Investment Management Business Trust.  Upon close of the Transaction, DIFA was renamed Nomura Investments Fund Advisers.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Small Cap Equity Fund
Class: INVESTOR | TICKER: GSCZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Investor Class/GSCZX)	$123	1.20%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Russell 2000® Index, for the one-year period ended December 31, 2025 (5.75% (net of fees) versus 12.81%).
  Small capitalization stocks underperformed large capitalization stocks but still generated double-digit returns during a period where most sectors posted positive returns, with the exception of the energy and consumer staples sectors.
  The Fund maintained an allocation across all sectors, with a modest overweight to the industrials and financials sectors and a modest underweight to the health care and information technology sectors.
  The Fund struggled to keep pace with the benchmark during the low-quality rally when companies with no revenues significantly outperformed. Security selection within the technology and materials sectors were the primary detractors from benchmark-relative returns, while security selection within the health care sector contributed to benchmark-relative returns for the one-year period.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a negative impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Equity Fund (Investor Class/GSCZX)	5.75%	5.93%	8.75%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.61%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$843,645,713
Total number of portfolio holdings	709
Total advisory fees paid	$7,231,441
Portfolio turnover rate for the period	88%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In March 2025, the Fund's management fee increased by 0.01% to 0.87%.
  During the year, there were changes to the Fund’s sub-advisers. In March 2025, Driehaus Capital Management LLC began serving as a sub-adviser to the Fund.  On December 1, 2025, Nomura Holding America Inc. acquired the U.S. and European public investments asset management business of Macquarie Asset Management (the “Transaction”), which included Delaware Investments Fund Advisers (“DIFA”), a series of Macquarie Investment Management Business Trust.  Upon close of the Transaction, DIFA was renamed Nomura Investments Fund Advisers.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

International Equity Index Fund
Class: INSTITUTIONAL | TICKER: GIIYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Institutional Class/GIIYX)	$23	0.20%
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the MSCI EAFE Index – Net.
  The Institutional Class of the Fund outperformed its benchmark for the one-year period ended December 31, 2025 (31.42% (net of fees) versus 31.22%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  Among major foreign developed markets, Japan, the United Kingdom and Germany were strong contributors to index returns, while Denmark, New Zealand and Portugal were relative laggards. Sector contributions were strongest in financials, industrials and information technology, while real estate, energy and communication services delivered more muted gains.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Fund (Institutional Class/GIIYX)	31.42%	8.62%	8.15%
MSCI EAFE Index - Net	31.22%	8.93%	8.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,643,989,938
Total number of portfolio holdings	564
Total advisory fees paid	$1,542,177
Portfolio turnover rate for the period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	24.7%
Industrials	18.6%
Health Care	10.4%
Consumer Discretionary	9.0%
Information Technology	7.9%
Consumer Staples	6.6%
Materials	4.8%
Communication Services	4.4%
Utilities	3.3%
Energy	3.3%
Real Estate	1.4%
Other*	7.3%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

International Equity Index Fund
Class: INVESTOR | TICKER: GIIZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Investor Class/GIIZX)	$58	0.50%
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the MSCI EAFE Index – Net.
  The Investor Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (30.96% (net of fees) versus 31.22%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  Among major foreign developed markets, Japan, the United Kingdom and Germany were strong contributors to index returns, while Denmark, New Zealand and Portugal were relative laggards. Sector contributions were strongest in financials, industrials and information technology, while real estate, energy and communication services delivered more muted gains.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on April 29, 2022, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
International Equity Index Fund (Investor Class/GIIZX)	30.96%	12.98%
MSCI EAFE Index - Net	31.22%	12.98%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,643,989,938
Total number of portfolio holdings	564
Total advisory fees paid	$1,542,177
Portfolio turnover rate for the period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	24.7%
Industrials	18.6%
Health Care	10.4%
Consumer Discretionary	9.0%
Information Technology	7.9%
Consumer Staples	6.6%
Materials	4.8%
Communication Services	4.4%
Utilities	3.3%
Energy	3.3%
Real Estate	1.4%
Other*	7.3%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

International Equity Fund
Class: INSTITUTIONAL | TICKER: GIEYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Institutional Class/GIEYX)	$97	0.85%
Management’s Discussion of Fund Performance
  The Fund’s portfolio was diversified among a large number of companies across different industries, economic sectors and countries.
  The Institutional Class of the Fund underperformed its benchmark, the MSCI EAFE Index – Net, for the one-year period ended December 31, 2025 (28.12% (net of fees) versus 31.22%).
  Developed non-U.S. markets (represented by the MSCI EAFE Index) saw positive performance in 2025 and outperformed their U.S. counterparts.
  On a country basis, the Fund’s underweight allocation to Denmark contributed meaningfully to performance while an off-benchmark allocation to the United States detracted. Stock selection was the strongest in Australia and the weakest in Germany. Currency effect on performance was the strongest in Japan and the weakest in the United States. On a sector basis, an underweight allocation to health care was strongly additive to performance while an overweight allocation to consumer discretionary detracted. Stock selection was the strongest in health care and weakest in financials.
  In 2025, the Fund utilized certain derivatives to express active views in currency and country selection. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Fund (Institutional Class/GIEYX)	28.12%	8.30%	8.49%
MSCI EAFE Index - Net	31.22%	8.93%	8.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,488,137,419
Total number of portfolio holdings	450
Total advisory fees paid	$10,574,903
Portfolio turnover rate for the period	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	24.7%
Industrials	18.3%
Information Technology	12.1%
Consumer Discretionary	11.3%
Health Care	8.1%
Consumer Staples	5.3%
Communication Services	4.5%
Materials	4.0%
Energy	2.5%
Utilities	1.7%
Real Estate	0.9%
Other*	6.0%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

International Equity Fund
Class: INVESTOR | TICKER: GIEZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Investor Class/GIEZX)	$128	1.12%
Management’s Discussion of Fund Performance
  The Fund’s portfolio was diversified among a large number of companies across different industries, economic sectors and countries.
  The Investor Class of the Fund underperformed its benchmark, the MSCI EAFE Index – Net, for the one-year period ended December 31, 2025 (27.78% (net of fees) versus 31.22%).
  Developed non-U.S. markets (represented by the MSCI EAFE Index) saw positive performance in 2025 and outperformed their U.S. counterparts.
  On a country basis, the Fund’s underweight allocation to Denmark contributed meaningfully to performance while an off-benchmark allocation to the United States detracted. Stock selection was the strongest in Australia and the weakest in Germany. Currency effect on performance was the strongest in Japan and the weakest in the United States. On a sector basis, an underweight allocation to health care was strongly additive to performance while an overweight allocation to consumer discretionary detracted. Stock selection was the strongest in health care and the weakest in financials.
  In 2025, the Fund utilized certain derivatives to express active views in currency and country selection. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Fund (Investor Class/GIEZX)	27.78%	8.01%	8.20%
MSCI EAFE Index - Net	31.22%	8.93%	8.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,488,137,419
Total number of portfolio holdings	450
Total advisory fees paid	$10,574,903
Portfolio turnover rate for the period	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	24.7%
Industrials	18.3%
Information Technology	12.1%
Consumer Discretionary	11.3%
Health Care	8.1%
Consumer Staples	5.3%
Communication Services	4.5%
Materials	4.0%
Energy	2.5%
Utilities	1.7%
Real Estate	0.9%
Other*	6.0%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Emerging Markets Equity Fund
Class: INSTITUTIONAL | TICKER: GEMYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Emerging Markets Equity Fund (Institutional Class/GEMYX)	$123	1.05%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the MSCI Emerging Markets Index – Net, for the one-year period ended December 31, 2025 (34.85% (net of fees) versus 33.57%).
  The Fund’s portfolio was diversified across regions and among many companies across different industries and economic sectors. On a sector basis, stock selection within financials, information technology and materials was the most additive to performance, but stock selection within industrials and communication services and allocation within real estate were the most detractive to performance.
  The Fund’s positions in South Africa and Indonesia were performance detractors, as the Fund did not fully capture South Africa’s strong commodity‑driven gains, and Indonesia was pressured by currency weakness, foreign outflows and policy uncertainty.
  In 2025, the Fund utilized certain derivatives to express active views in currency and country selections and to provide market exposure to the cash positions held in the Fund. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure detracted from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Institutional Class/GEMYX)	34.85%	4.58%	8.46%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
MSCI Emerging Markets Index - Net	33.57%	4.20%	8.42%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$932,503,308
Total number of portfolio holdings	424
Total advisory fees paid	$6,687,900
Portfolio turnover rate for the period	62%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	28.6%
Financials	21.3%
Consumer Discretionary	12.6%
Communication Services	7.8%
Industrials	5.3%
Materials	5.1%
Consumer Staples	4.5%
Energy	2.5%
Real Estate	2.0%
Health Care	1.7%
Utilities	1.0%
Other*	5.9%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Fund's expense cap decreased from 1.06% to 1.04%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Emerging Markets Equity Fund
Class: INVESTOR | TICKER: GEMZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Emerging Markets Equity Fund (Investor Class/GEMZX)	$154	1.31%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the MSCI Emerging Markets Index – Net, for the one-year period ended December 31, 2025 (34.54% (net of fees) versus 33.57%).
  The Fund’s portfolio was diversified across regions and among many companies across different industries and economic sectors. On a sector basis, stock selection within financials, information technology and materials was the most additive to performance, but stock selection within industrials and communication services and allocation within real estate were the most detractive to performance.
  The Fund’s positions in South Africa and Indonesia were detractors to performance, as the Fund did not fully capture South Africa’s strong commodity‑driven gains, and Indonesia was pressured by currency weakness, foreign outflows and policy uncertainty.
  In 2025, the Fund utilized certain derivatives to express active views in currency and country selections and to provide market exposure to the cash positions held in the Fund. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure detracted from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Investor Class/GEMZX)	34.54%	4.29%	8.15%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
MSCI Emerging Markets Index - Net	33.57%	4.20%	8.42%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$932,503,308
Total number of portfolio holdings	424
Total advisory fees paid	$6,687,900
Portfolio turnover rate for the period	62%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	28.6%
Financials	21.3%
Consumer Discretionary	12.6%
Communication Services	7.8%
Industrials	5.3%
Materials	5.1%
Consumer Staples	4.5%
Energy	2.5%
Real Estate	2.0%
Health Care	1.7%
Utilities	1.0%
Other*	5.9%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Global Real Estate Securities Fund
Class: INSTITUTIONAL | TICKER: GREYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Institutional Class/GREYX)	$91	0.87%
Management’s Discussion of Fund Performance
  The Fund provides exposure to real estate by investing in equity securities of real estate investment trusts (REITs) and other real estate related companies. The Fund was diversified among property sectors and geographical locations.
  The Institutional Class of the Fund underperformed its benchmark, the FTSE EPRA Nareit Developed Index – Net, for the one-year period ended December 31, 2025 (8.98% (net of fees) versus 9.58%).
  Global real estate securities underperformed their global equity counterparts during the year. Stock selection was the strongest contributor to performance within Canada and Japan in 2025, while stock selection in the United States and the United Kingdom were the weakest. In terms of allocation, an overweight to France was the strongest contributor to performance while an underweight to Switzerland was the weakest. By property sector, stock selection delivered the strongest performance results in health care and the weakest in retail.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Real Estate Securities Fund (Institutional Class/GREYX)	8.98%	3.88%	4.73%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
FTSE EPRA Nareit Developed Index - Net	9.58%	2.76%	3.25%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$311,836,102
Total number of portfolio holdings	163
Total advisory fees paid	$2,137,140
Portfolio turnover rate for the period	139%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	95.8%
Health Care	1.5%
Information Technology	0.3%
Consumer Discretionary	0.2%
Other*	4.4%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Global Real Estate Securities Fund
Class: INVESTOR | TICKER: GREZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Investor Class/GREZX)	$124	1.19%
Management’s Discussion of Fund Performance
  The Fund provides exposure to real estate by investing in equity securities of real estate investment trusts (REITs) and other real estate related companies. The Fund was diversified among property sectors and geographical locations.
  The Investor Class of the Fund underperformed its benchmark, the FTSE EPRA Nareit Developed Index, for the one-year period ended December 31, 2025 (8.54% (net of fees) versus 9.58%).
  Global real estate securities underperformed their global equity counterparts during the year. Stock selection was the strongest contributor to performance within Canada and Japan in 2025, while stock selection in the United States and the United Kingdom were the weakest. In terms of allocation, an overweight to France was the strongest contributor to performance while an underweight to Switzerland was the weakest. By property sector, stock selection delivered the strongest performance results in health care and the weakest in retail.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Real Estate Securities Fund (Investor Class/GREZX)	8.54%	3.56%	4.43%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
FTSE EPRA Nareit Developed Index - Net	9.58%	2.76%	3.25%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$311,836,102
Total number of portfolio holdings	163
Total advisory fees paid	$2,137,140
Portfolio turnover rate for the period	139%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	95.8%
Health Care	1.5%
Information Technology	0.3%
Consumer Discretionary	0.2%
Other*	4.4%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Strategic Alternatives Fund
Class: INSTITUTIONAL | TICKER: GFSYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Strategic Alternatives Fund (Institutional Class/GFSYX)	$139	1.35%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2025 (5.48% (net of fees) versus 4.29%).
  During the year, the Fund allocated its assets among four principal investment strategies – long-short equity, currency trading, convertible bonds and global macro. For 2025, three strategies outperformed the Fund’s benchmark index. The convertible bonds and the global macro strategies were the strongest contributors to performance for the Fund. The lone detractor for the year was the currency trading strategy. The currency component lagged, and a long U.S. dollar bias was the largest headwind in a year where the currency, down over -9%, saw its worst annual showing since 2017.
  In 2025, the Fund utilized derivatives to express active market views. These derivative positions primarily included currency forward contracts, treasury futures, swaptions, total return swaps, interest rate swaps, cross currency swaps and mortgage-backed securities derivatives. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on June 30, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Strategic Alternatives Fund (Institutional Class/GFSYX)	5.48%	4.65%	3.46%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.78%
Bloomberg US Treasury Bills: 1-3 Months Index	4.29%	3.24%	2.50%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$282,826,820
Total number of portfolio holdings	681
Total advisory fees paid	$2,679,159
Portfolio turnover rate for the period	432%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Fund’s expense cap increased from 1.27% to 1.32%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Strategic Alternatives Fund
Class: INVESTOR | TICKER: GFSZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Strategic Alternatives Fund (Investor Class/GFSZX)	$164	1.60%
*	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2025 (5.10% (net of fees) versus 4.29%).
  During the year, the Fund allocated its assets among four principal investment strategies – long-short equity, currency trading, convertible bonds and global macro. For 2025, three strategies outperformed the Fund’s benchmark index. The convertible bonds and the global macro strategies were the strongest contributors to performance for the Fund. The lone detractor for the year was the currency trading strategy. The currency component lagged, and a long U.S. dollar bias was the largest headwind in a year where the currency, down over -9%, saw its worst annual showing since 2017.
  In 2025, the Fund utilized derivatives to express active market views. These derivative positions primarily included currency forward contracts, treasury futures, swaptions, total return swaps, interest rate swaps, cross currency swaps and mortgage-backed securities derivatives. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on June 30, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Strategic Alternatives Fund (Investor Class/GFSZX)	5.10%	4.33%	3.14%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.78%
Bloomberg US Treasury Bills: 1-3 Months Index	4.29%	3.24%	2.50%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$282,826,820
Total number of portfolio holdings	681
Total advisory fees paid	$2,679,159
Portfolio turnover rate for the period	432%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Fund’s expense cap increased from 1.52% to 1.57%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Item 2. Code of Ethics.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Deanna A. Mankins is qualified to serve as audit committee financial expert serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $1,129,730 and $1,146,565 for 2024 and 2025, respectively.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0 for 2024 and 2025, respectively.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $435,090 and $446,460 for 2024 and 2025, respectively. Tax fees are related to tax services in connection with Funds' excise tax calculations, shareholder reporting preparation, PFIC identification services, and preparation of the Funds' and applicable tax returns in 2024 and 2025.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $53,020 and $55,040 for 2024 and 2025, respectively. The fees in 2024 and 2025 were for analysis services related to Internal Revenue Code Registered Investment Company qualification testing.

(e)(1) The policy of the registrant’s Audit Committee (the “Committee”) is to pre-approve all permissible non-audit services (e.g., tax services) to be provided to the registrant by the independent registered public accounting firm (the “Auditor”), including the fees therefor; provided, that if the Committee chooses to delegate the authority to grant pre-approvals to one or more Committee members, each acting on behalf of the Committee, then each delegated pre-approval shall be reported to the full Committee during its next regularly scheduled meeting. In addition, the engagement to render the non-audit service must be entered into pursuant to the pre-approval policies and procedures that have been established by the Committee, and that are detailed as to the particular service(s). The Committee shall be informed of each service, and the pre-approval policies and procedures shall not include delegation of the Committee’s responsibilities under the Securities Exchange Act of 1934, as amended to management. The preapproval policies and procedures are attached as an Appendix to the Committee’s Charter.

The pre-approval requirement for a permitted non-audit service may be waived if:

(1) the aggregate amount of all such non-audit services provided constitutes not more than 5% of the total revenues paid by the registrant to the Auditor in the fiscal year in which the non-audit services are provided;

(2) such services were not recognized by the registrant at the time of the engagement to be non-audit services; and

(3) such services are promptly brought to the attention of, and approved by, the Committee or by a member of the Committee to whom the Committee has delegated the authority to grant such approvals, if any, prior to the Auditor’s completion of the registrant’s audit.

Additionally, if the Auditor’s engagement by the registrant’s investment adviser (the “Adviser”) or an entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant (each, a “Control Entity”) relates directly to the operations and financial reporting of the registrant, to the extent required by Rule 2-01 of Regulation S-X, the Committee shall pre-approve the Auditor’s engagements for non-audit services with the Adviser or Control Entity. The pre-approval requirement for non-audit services provided by the Auditor to the Adviser or a Control Entity shall not be waived pursuant to the foregoing paragraph unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the registrant, the Adviser, and any such Control Entity during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (in the absence of this waiver provision).

The Auditor may not perform contemporaneously any prohibited non-audit services for the registrant, which currently include the following:

1. bookkeeping or other services related to the accounting records or financial statements of the registrant;

2. financial information systems design and implementation;

3. appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

4. actuarial services;

5. internal audit outsourcing services;

6. management functions or human resources;

7. broker or dealer, investment adviser, or investment banking services;

8. legal services and expert services unrelated to the audit; and

9. any other service that the Securities and Exchange Commission or the Public Company Accounting Oversight Board determines, by regulation, is impermissible;

except that the Auditor may perform services 1 through 5 above if it is reasonable to conclude that the results of such services will not be subject to audit procedures during an audit of the registrant’s financial statements.

The Committee shall consider whether the non-audit services provided by the Auditor to the Adviser and any Control Entity that were not pre-approved by the Committee in accordance with Rule 2-01 of Regulation S-X are compatible with maintaining the Auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant was $488,110 and $499,824 for 2024 and 2025, respectively; for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) was $0 and $0 for 2024 and 2025, respectively, and to GuideStone Financial Resources was $0 and $0 for 2024 and 2025, respectively.

(h) The registrant’s audit committee of the board of directors has not considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are attached herewith.

(b) The Financial Highlights are attached herewith.

Annual Financial Statements

And Additional Information

	Institutional	Investor	December 31, 2025
Target Date Funds
MyDestination 2015 Fund	GMTYX	GMTZX
MyDestination 2025 Fund	GMWYX	GMWZX
MyDestination 2035 Fund	GMHYX	GMHZX
MyDestination 2045 Fund	GMYYX	GMFZX
MyDestination 2055 Fund	GMGYX	GMGZX
MyDestination 2065 Fund	GMMYX	GMMZX

Target Risk Funds
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Moderately Aggressive Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX

Select Funds
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Global Bond Fund	GGBEX	GGBFX
Impact Bond Fund	GMBYX	GMBZX
Defensive Market Strategies® Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Value Equity Index Fund	GVIYX	GVIZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Index Fund	GEIYX	GEIZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	GIIZX
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
Global Real Estate Securities Fund	GREYX	GREZX
Strategic Alternatives Fund	GFSYX	GFSZX

(This page intentionally left blank)

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund shares are distributed by Foreside Funds Distributors LLC.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INVESTMENT ABBREVIATIONS:
1M	—	1 Month
1Y	—	1 Year
10Y	—	10 Year
12M	—	12 Month
2M	—	2 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
7Y	—	7 Year
AB	—	Aktiebolag
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AG	—	Aktiengesellschaft
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable-Rate Mortgage
ASA	—	Allmennaksjeselskap
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
BDC	—	Business Development Company
Bhd	—	Berhad
Bobl	—	Bundesobligation ("federal government bond")
BTP	—	Buoni del Tesoro Poliennali
BUBOR	—	Budapest Interbank Offered Rate
Bund	—	Bundesanleihe ("federal bond")
Buxl	—	German Long-term Bonds
BV	—	Besloten Vennootschap
CDI	—	Crest Depository Interest
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Center for Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
CLP-TNA	—	Chilean Pesos Floating Rate Index
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
COFI	—	Federal Cost of Funds Index
CONV	—	Convertible
COP	—	Colombian Peso
COPS	—	Certificates of Participation
COP-IBR- OIS	—	Columbian Indicador Bancario De Referencia Overnight Interbank Reference Rate
CV	—	Capital Variable
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DETNT/N	—	Danish Kroner Tomorrow/Next Interest Rate
DI	—	Interbank Deposit
EAFE	—	Europe, Australasia, Far East
EONIA	—	Euro Overnight Index Average
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
Fannie Mae	—	Federal National Mortgage Association
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
GmbH	—	Gesellschaft mit beschrankter Haftung
HIBOR	—	Hong Kong Interbank Offered Rate
HKD	—	Hong Kong Dollar
HOISHKD	—	Hong Kong Dollar Overnight Index Average
HSCEI	—	Hang Seng China Enterprises Index
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IFSC	—	International Financial Services Center
ILS	—	Israeli Shekel
IO	—	Interest Only (Principal amount shown is notional)
JGB	—	Japanese Government Bond
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
KGaA	—	Kommanditgesellschaft auf Aktien
KOSPI	—	Korea Composite Stock Price Index
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIB Index	—	Milano Indice di Borsa Index
MIBOR	—	Mumbai Inter-Bank Overnight Rate
MMY	—	Money Market Yield
MSCI	—	Morgan Stanley Capital International
MUTS- CALM	—	Bank of Japan Estimate Unsecured Overnight Call Rate
NA	—	North American
NIBOR	—	Norwegian Interbank Offered Rate
NIFTY	—	National Stock Exchange Fifty
NOK	—	Norwegian Krone
NV	—	Naamloze Vennootschap
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
OBFR01	—	Overnight Bank Funding Rate
OYJ	—	Julkinen Osakeyhtio
PAO	—	Public Joint Stock Company
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PLN	—	Polish Zloty
PRIBOR	—	Prague Inter-bank Offered Rate
PT	—	Perseroan Terbatas
QPSC	—	Qatari Public Shareholding Company
RBA	—	Reserve Bank of Australia
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SA de CV	—	Sociedad Anonima de Capital Variable
SAB de CV	—	Sociedad Anonima Bursatil de Capital Variable
SAFE	—	South African Futures Exchange
S.a.r.l.	—	Societa a responsabilita limitata
SAS	—	Societe par Actions Simplifiee
SBA	—	Small Business Administration
SCA	—	Societe en Commandite par Actions
Schatz	—	Short Bond Future
SE	—	Societas Europaea
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SGPS	—	Sociedade Gestora de Participacoes Sociais
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
SSARON	—	Swiss Average Rate Overnight
STACR	—	Structured Agency Credit Risk
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

STRIP	—	Stripped Security
TAIEX	—	Taiwan Stock Exchange Capitalization Weighted Stock Index
TBA	—	To be announced
Tbk	—	Terbuka
TIIE	—	The Equilibrium Interbank Interest Rate
USFFE	—	United States Effective Federal Funds Rate
WIBOR	—	Warsaw Interbank Offered Rates
WIG20	—	Warsaw Stock Exchange Index
144A	—
Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of
December 31, 2025, the total market values and percentages
of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$346,800,834	38.41%
Medium-Duration Bond	953,199,561	26.55
Global Bond	182,549,527	25.89
Impact Bond	8,612,037	9.18
Defensive Market Strategies®	58,054,715	4.78
International Equity Index	13,240,066	0.81
International Equity	24,162,982	1.62
Emerging Markets Equity	27,913,373	2.99
Global Real Estate Securities	954,928	0.31
Strategic Alternatives	10,926,767	3.86

INVESTMENT FOOTNOTES:
~	—	Century bond maturing in 2121.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year-end.
†	—	Floating rate security. Rate shown reflects the rate in effect as of December 31, 2025.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of December 31, 2025.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements).
Ø	—	7-day current yield as of December 31, 2025 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
»	—	Zero coupon bond.
++	—	Loan Commitment. The closing of the commitment was held on May 31, 2023. The uncalled capital commitment at December 31, 2025 was $514,000.

Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
Φ	—	Amount rounds to less than $1.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(KW)	—	Par is denominated in South Korean Won (KRW).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRY).
(U)	—	Par is denominated in British Pounds (GBP).
(UYU)	—	Par is denominated in Uruguayan Peso (UYU).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZB)	—	Par is denominated in Peruvian Sol (PEN).
(ZD)	—	Par is denominated in Swiss Francs (CHF).
(ZE)	—	Par is denominated in Czech Koruna (CZK).
(ZF)	—	Par is denominated in Thai Baht (THB).
(ZG)	—	Par is denominated in Hungarian Forint (HUF).
(ZI)	—	Par is denominated in Iceland Krona (ISK).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLIB	—	Counterparty to contract is Merrill Lynch International Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.
WB	—	Counterparty to contract is Westpac Bank.

MYDESTINATION 2015 FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
MUTUAL FUNDS — 90.4%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,801,180	$75,473,351
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	19,100,470	247,160,083
GuideStone Global Bond Fund (Institutional Class)∞	4,722,379	41,981,944
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,644,622	54,481,417
GuideStone Equity Index Fund (Institutional Class)∞	2,053,612	138,413,470
GuideStone International Equity Index Fund (Institutional Class)∞	4,454,842	63,436,946
GuideStone Small Cap Equity Fund (Institutional Class)∞	527,116	8,982,062
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,161,996	14,304,171
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	598,222	5,617,302
GuideStone Strategic Alternatives Fund (Institutional Class)∞	802,959	7,210,573
Total Mutual Funds (Cost $610,625,022)		657,061,319
MONEY MARKET FUNDS — 2.0%
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	14,966,901	14,966,901
Northern Institutional U.S. Treasury Portfolio (Premier), 3.63%Ø	44,308	44,308
Total Money Market Funds (Cost $15,011,209)		15,011,209

	Par	Value
U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$10,034,834	$10,846,520
0.13%, 07/15/30	576,399	546,006
3.38%, 04/15/32	2,914,967	3,230,724
0.75%, 02/15/42	748,896	586,244
0.63%, 02/15/43	4,387,908	3,284,117
0.75%, 02/15/45	733,788	538,103
1.00%, 02/15/48	1,650,364	1,212,627
0.13%, 02/15/51	2,292,978	1,246,610
1.50%, 02/15/53	747,386	586,230
2.13%, 02/15/54	411,683	372,091
2.38%, 02/15/55	576,419	549,946
		22,999,218
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	4,085,385	4,071,441
0.38%, 07/15/27	5,888,704	5,836,699
0.25%, 07/15/29	2,567,475	2,482,359
1.63%, 10/15/29	1,068,369	1,082,663
0.13%, 01/15/30	2,513,478	2,392,639
1.63%, 04/15/30	2,324,312	2,344,477
0.63%, 07/15/32	4,449,202	4,191,163
1.38%, 07/15/33	1,613,800	1,579,632
1.75%, 01/15/34	782,963	781,815
1.88%, 07/15/34	2,449,070	2,469,350
2.13%, 01/15/35	3,061,840	3,129,191
1.88%, 07/15/35	1,084,360	1,086,094
		31,447,523
Total U.S. Treasury Obligations (Cost $55,593,410)		54,446,741
TOTAL INVESTMENTS — 99.9% (Cost $681,229,641)		726,519,269
Other Assets in Excess of Liabilities — 0.1%		413,643
NET ASSETS — 100.0%		$726,932,912

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	03/2026	79	$9,867,100	$(219,556)

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$15,011,209	$15,011,209	$—	$—
Mutual Funds	657,061,319	657,061,319	—	—
U.S. Treasury Obligations	54,446,741	—	54,446,741	—
Total Assets - Investments in Securities	$726,519,269	$672,072,528	$54,446,741	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(219,556)	$(219,556)	$—	$—
Total Liabilities - Other Financial Instruments	$(219,556)	$(219,556)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

MYDESTINATION 2025 FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
MUTUAL FUNDS — 93.1%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	8,256,943	$107,422,831
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	52,252,278	676,144,472
GuideStone Global Bond Fund (Institutional Class)∞	13,212,484	117,458,982
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	16,763,293	196,633,423
GuideStone Equity Index Fund (Institutional Class)∞	7,397,197	498,571,095
GuideStone International Equity Index Fund (Institutional Class)∞	16,295,695	232,050,698
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,247,934	38,304,797
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,448,704	54,763,542
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,209,630	20,748,423
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,314,493	20,784,152
Total Mutual Funds (Cost $1,781,410,660)		1,962,882,415
MONEY MARKET FUNDS — 1.8%
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	38,611,938	38,611,938
Northern Institutional U.S. Treasury Portfolio (Premier), 3.63%Ø	62,834	62,834
Total Money Market Funds (Cost $38,674,772)		38,674,772

	Par	Value
U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$19,500,653	$21,077,998
0.13%, 07/15/30	1,105,925	1,047,611
3.38%, 04/15/32	5,705,503	6,323,540
0.75%, 02/15/42	1,464,731	1,146,607
0.63%, 02/15/43	8,566,734	6,411,747
0.75%, 02/15/45	1,448,265	1,062,045
1.00%, 02/15/48	3,303,362	2,427,190
0.13%, 02/15/51	4,447,480	2,417,935
1.50%, 02/15/53	1,488,217	1,167,318
2.13%, 02/15/54	820,190	741,312
2.38%, 02/15/55	1,129,164	1,077,305
		44,900,608
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	7,920,092	7,893,058
0.38%, 07/15/27	11,421,564	11,320,696
0.25%, 07/15/29	5,006,703	4,840,723
1.63%, 10/15/29	2,089,254	2,117,208
0.13%, 01/15/30	4,890,615	4,655,492
1.63%, 04/15/30	4,537,407	4,576,773
0.63%, 07/15/32	8,563,037	8,066,409
1.38%, 07/15/33	3,174,128	3,106,924
1.75%, 01/15/34	1,521,547	1,519,316
1.88%, 07/15/34	4,771,857	4,811,370
2.13%, 01/15/35	5,969,302	6,100,607
1.88%, 07/15/35	2,134,328	2,137,741
		61,146,317
Total U.S. Treasury Obligations (Cost $107,449,880)		106,046,925
TOTAL INVESTMENTS — 99.9% (Cost $1,927,535,312)		2,107,604,112
Other Assets in Excess of Liabilities — 0.1%		1,578,188
NET ASSETS — 100.0%		$2,109,182,300

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	03/2026	237	$29,601,300	$(654,138)

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$38,674,772	$38,674,772	$—	$—
Mutual Funds	1,962,882,415	1,962,882,415	—	—
U.S. Treasury Obligations	106,046,925	—	106,046,925	—
Total Assets - Investments in Securities	$2,107,604,112	$2,001,557,187	$106,046,925	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(654,138)	$(654,138)	$—	$—
Total Liabilities - Other Financial Instruments	$(654,138)	$(654,138)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

MYDESTINATION 2035 FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
MUTUAL FUNDS — 97.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	508,135	$6,610,834
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	44,008,381	569,468,448
GuideStone Global Bond Fund (Institutional Class)∞	15,275,446	135,798,720
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	15,630,694	183,348,045
GuideStone Equity Index Fund (Institutional Class)∞	11,988,857	808,048,963
GuideStone International Equity Index Fund (Institutional Class)∞	26,759,809	381,059,678
GuideStone Small Cap Equity Fund (Institutional Class)∞	4,202,652	71,613,185
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	7,479,944	92,078,118
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,362,384	31,572,783
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,594,748	23,300,834
Total Mutual Funds (Cost $1,962,586,883)		2,302,899,608
MONEY MARKET FUNDS — 2.0%
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	46,265,980	46,265,980
Northern Institutional U.S. Treasury Portfolio (Premier), 3.63%Ø	3,649	3,649
Total Money Market Funds (Cost $46,269,629)		46,269,629

Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$1,440,322	1,556,825
	Par	Value
0.13%, 07/15/30	$67,141	$63,600
3.38%, 04/15/32	428,187	474,570
0.75%, 02/15/42	100,619	78,766
0.63%, 02/15/43	652,677	488,494
0.75%, 02/15/45	99,310	72,826
1.00%, 02/15/48	221,278	162,587
0.13%, 02/15/51	360,539	196,012
1.50%, 02/15/53	101,618	79,707
2.13%, 02/15/54	69,848	63,131
2.38%, 02/15/55	75,140	71,689
		3,308,207
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	582,659	580,670
0.38%, 07/15/27	843,140	835,694
0.25%, 07/15/29	375,852	363,392
1.63%, 10/15/29	140,385	142,263
0.13%, 01/15/30	366,102	348,501
1.63%, 04/15/30	339,770	342,718
0.63%, 07/15/32	630,490	593,923
1.38%, 07/15/33	238,487	233,438
1.75%, 01/15/34	103,550	103,398
1.88%, 07/15/34	356,078	359,026
2.13%, 01/15/35	451,814	461,753
1.88%, 07/15/35	143,637	143,867
		4,508,643
Total U.S. Treasury Obligations (Cost $7,808,544)		7,816,850
TOTAL INVESTMENTS — 99.9% (Cost $2,016,665,056)		2,356,986,087
Other Assets in Excess of Liabilities — 0.1%		2,212,761
NET ASSETS — 100.0%		$2,359,198,848

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	03/2026	277	$34,597,300	$(768,218)

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$46,269,629	$46,269,629	$—	$—
Mutual Funds	2,302,899,608	2,302,899,608	—	—
U.S. Treasury Obligations	7,816,850	—	7,816,850	—
Total Assets - Investments in Securities	$2,356,986,087	$2,349,169,237	$7,816,850	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(768,218)	$(768,218)	$—	$—
Total Liabilities - Other Financial Instruments	$(768,218)	$(768,218)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

MYDESTINATION 2045 FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
MUTUAL FUNDS — 97.9%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	16,698,108	$216,073,512
GuideStone Global Bond Fund (Institutional Class)∞	6,065,886	53,925,725
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	6,742,645	79,091,226
GuideStone Equity Index Fund (Institutional Class)∞	14,257,853	960,979,311
GuideStone International Equity Index Fund (Institutional Class)∞	32,229,429	458,947,073
GuideStone Small Cap Equity Fund (Institutional Class)∞	5,590,283	95,258,425
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	9,078,296	111,753,817
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,727,630	35,002,447
Total Mutual Funds (Cost $1,555,878,770)		2,011,031,536
	Shares	Value
MONEY MARKET FUNDS — 2.0%
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞ (Cost $40,522,341)	40,522,341	$40,522,341
TOTAL INVESTMENTS — 99.9% (Cost $1,596,401,111)		2,051,553,877
Other Assets in Excess of Liabilities — 0.1%		1,093,404
NET ASSETS — 100.0%		$2,052,647,281

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	03/2026	243	$30,350,700	$(674,512)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$40,522,341	$40,522,341	$—	$—
Mutual Funds	2,011,031,536	2,011,031,536	—	—
Total Assets - Investments in Securities	$2,051,553,877	$2,051,553,877	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(674,512)	$(674,512)	$—	$—
Total Liabilities - Other Financial Instruments	$(674,512)	$(674,512)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

MYDESTINATION 2055 FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
MUTUAL FUNDS — 97.9%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,156,989	$53,791,433
GuideStone Global Bond Fund (Institutional Class)∞	1,509,568	13,420,057
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,460,491	40,591,556
GuideStone Equity Index Fund (Institutional Class)∞	8,548,675	576,180,705
GuideStone International Equity Index Fund (Institutional Class)∞	19,278,539	274,526,398
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,395,097	57,852,463
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,477,951	67,433,577
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,207,068	20,724,370
Total Mutual Funds (Cost $859,994,045)		1,104,520,559
	Shares	Value
MONEY MARKET FUNDS — 2.1%
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞ (Cost $23,281,251)	23,281,251	$23,281,251
TOTAL INVESTMENTS — 100.0% (Cost $883,275,296)		1,127,801,810
Liabilities in Excess of Other Assets — (0.0)%		(250,913)
NET ASSETS — 100.0%		$1,127,550,897

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	03/2026	132	$16,486,800	$(367,664)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$23,281,251	$23,281,251	$—	$—
Mutual Funds	1,104,520,559	1,104,520,559	—	—
Total Assets - Investments in Securities	$1,127,801,810	$1,127,801,810	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(367,664)	$(367,664)	$—	$—
Total Liabilities - Other Financial Instruments	$(367,664)	$(367,664)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	MyDestination 2015 Fund	MyDestination 2025 Fund
Assets
Investments in securities of unaffiliated issuers, at value	$54,491,049	$106,109,759
Investments in securities of affiliated issuers, at value	672,028,220	2,001,494,353
Total investments, at value(1)	726,519,269	2,107,604,112
Cash	715	4,113
Deposits with broker for futures contracts	825,000	2,511,001
Receivables:
Dividends	45,015	121,226
Interest	258,203	503,668
From adviser	—	20,193
Fund shares sold	49,127	222,523
Prepaid expenses and other assets	23,940	31,339
Total Assets	727,721,269	2,111,018,175
Liabilities
Cash Overdraft	—	—
Payables:
Investment securities purchased	385,000	180,000
Fund shares redeemed	103,591	870,415
Variation margin on futures contracts	77,290	233,445
Accrued expenses:
Investment advisory fees	85,040	219,254
Shareholder servicing fees	88,650	263,482
Director fees	—	—
Other expenses	48,786	69,279
Total Liabilities	788,357	1,835,875
Commitments and contingencies	— (2)	— (2)
Net Assets	$726,932,912	$2,109,182,300
Net Assets Consist of:
Paid-in-capital	$699,243,951	$1,958,533,507
Distributable earnings (loss)	27,688,961	150,648,793
Net Assets	$726,932,912	$2,109,182,300
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$307,263,917	$862,364,776
Institutional shares outstanding	29,949,172	79,967,149
Net asset value, offering and redemption price per Institutional share	$10.26	$10.78
Net assets applicable to the Investor Class	$419,668,995	$1,246,817,524
Investor shares outstanding	40,934,128	115,657,901
Net asset value, offering and redemption price per Investor share	$10.25	$10.78

(1)Investments in securities of unaffiliated issuers, at cost	$55,637,718	$107,512,714
Investments in securities of affiliated issuers, at cost	625,591,923	1,820,022,598
Total investments, at cost	$681,229,641	$1,927,535,312
(2)See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund	MyDestination 2065 Fund

$7,820,499	$—	$—	$—
2,349,165,588	2,051,553,877	1,127,801,810	—
2,356,986,087	2,051,553,877	1,127,801,810	—
—	40,609	—	—
3,047,999	2,644,000	1,434,000	—

142,955	125,558	70,208	—
37,069	—	—	—
—	—	—	—
1,103,319	295,773	400,659	6,000,000
28,461	26,179	25,191	—
2,361,345,890	2,054,685,996	1,129,731,868	6,000,000

3,452	—	—	—

1,275,000	1,235,000	1,685,000	—
78,088	68,529	69,500	—
272,845	239,355	130,020	—

152,097	172,966	94,688	—
278,041	238,515	127,716	—
—	18	86	—
87,519	84,332	73,961	—
2,147,042	2,038,715	2,180,971	—
— (2)	— (2)	— (2)	— (2)
$2,359,198,848	$2,052,647,281	$1,127,550,897	$6,000,000

$2,027,759,209	$1,593,692,119	$876,143,712	$6,000,000
331,439,639	458,955,162	251,407,185	—
$2,359,198,848	$2,052,647,281	$1,127,550,897	$6,000,000

$1,039,547,740	$921,855,240	$520,344,722	$3,000,000
87,222,917	70,017,070	26,546,762	300,000
$11.92	$13.17	$19.60	$10.00
$1,319,651,108	$1,130,792,041	$607,206,175	$3,000,000
110,931,278	86,117,592	31,112,077	300,000
$11.90	$13.13	$19.52	$10.00

$7,812,193	$—	$—	$—
2,008,852,863	1,596,401,111	883,275,296	—
$2,016,665,056	$1,596,401,111	$883,275,296	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	MyDestination 2015 Fund	MyDestination 2025 Fund
Investment Income
Dividends	$1,581	$4,865
Income distributions received from affiliated funds	22,121,135	60,362,408
Interest	2,325,054	4,329,755
Total Investment Income	24,447,770	64,697,028
Expenses
Investment advisory fees	715,447	2,026,436
Transfer agent fees:
Institutional shares	9,094	9,134
Investor shares	36,389	41,824
Custodian fees	12,012	24,303
Shareholder servicing fees:
Investor shares	1,027,470	2,980,594
Accounting and administration fees	52,683	90,038
Professional fees	107,487	107,162
Blue sky fees:
Institutional shares	17,219	17,219
Investor shares	17,344	21,340
Shareholder reporting fees:
Institutional shares	1,508	3,217
Investor shares	16,513	26,560
Directors expenses	16,332	43,414
Line of credit facility fees	2,523	6,166
Index license fees	21,225	25,609
Other expenses	27,582	61,951
Recoupment of prior expenses reduced by the Adviser	19,825	78,282
Total Expenses	2,100,653	5,563,249
Expenses waived/reimbursed(1)	(245,698)	(414,421)
Net Expenses	1,854,955	5,148,828
Net Investment Income	22,592,815	59,548,200
Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	7,354,039	26,693,900
Net realized gain on investment securities of affiliated issuers	5,240,496	28,607,923
Net realized gain (loss) on investment securities of unaffiliated issuers	(425,326)	(457,681)
Net realized gain (loss) on futures transactions	275,056	776,716
Net realized gain	12,444,265	55,620,858
Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	42,598,881	128,011,883
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	1,587,702	2,331,683
Change in unrealized appreciation (depreciation) on futures	(219,556)	(654,138)
Net change in unrealized appreciation (depreciation)	43,967,027	129,689,428
Net Realized and Unrealized Gain	56,411,292	185,310,286
Net Increase in Net Assets Resulting from Operations	$79,004,107	$244,858,486

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund	MyDestination 2065 Fund*

$1,313	$—	$609	$—
60,977,459	45,517,511	23,266,461	—
169,454	20,365	10,878	—
61,148,226	45,537,876	23,277,948	—

2,147,441	1,813,328	958,123	—

9,183	9,158	9,151	—
41,434	39,813	40,011	—
27,367	22,517	14,387	—

3,020,414	2,515,996	1,300,433	—
91,977	82,154	57,337	—
107,157	107,251	107,632	—

17,219	17,218	17,286	—
19,589	18,417	18,129	—

4,824	5,609	8,696	—
25,163	23,492	23,421	—
45,074	37,844	20,760	—
5,436	4,288	2,430	—
24,844	23,432	22,862	—
78,251	70,407	53,508	—
—	—	56,102	—
5,665,373	4,790,924	2,710,268	—
(318,959)	—	—	—
5,346,414	4,790,924	2,710,268	—
55,801,812	40,746,952	20,567,680	—

33,098,854	28,927,564	16,771,466	—
30,170,593	12,088,247	5,698,564	—
2,953	2,443	—	—
(754,196)	(517,437)	(227,423)	—
62,518,204	40,500,817	22,242,607	—
194,753,308	229,217,395	129,039,963	—
8,306	—	—	—
(445,968)	(409,967)	(232,319)	—
194,315,646	228,807,428	128,807,644	—
256,833,850	269,308,245	151,050,251	—
$312,635,662	$310,055,197	$171,617,931	$—

*	For the one day ended December 31, 2025 (Commencement of Operations).

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2015 Fund		MyDestination 2025 Fund
	For the Year Ended		For the Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24

Operations:
Net investment income	$22,592,815	$21,518,401	$59,548,200	$53,833,460
Net realized gain on investment securities and futures transactions	12,444,265	16,555,639	55,620,858	82,365,107
Net change in unrealized appreciation (depreciation) on investment securities and futures	43,967,027	14,031,903	129,689,428	22,944,234
Net increase in net assets resulting from operations	79,004,107	52,105,943	244,858,486	159,142,801
Distributions to Shareholders:
Distributions paid
Institutional shares	(17,443,601)	(18,424,944)	(55,326,440)	(57,481,804)
Investor shares	(22,764,116)	(24,687,042)	(77,601,748)	(83,214,955)
Return of capital
Institutional shares	—	—	—	—
Investor shares	—	—	—	—
Total distributions	(40,207,717)	(43,111,986)	(132,928,188)	(140,696,759)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	19,034,014	77,396,502	69,394,998	106,716,622
Investor shares	21,697,066	27,672,560	80,997,884	121,151,255
Reinvestment of dividends and distributions
Institutional shares	17,443,601	18,424,944	55,326,440	57,481,804
Investor shares	22,763,325	24,685,609	77,599,842	83,214,713
Total proceeds from shares sold and reinvested	80,938,006	148,179,615	283,319,164	368,564,394
Value of shares redeemed
Institutional shares	(36,536,152)	(51,430,228)	(76,171,270)	(83,759,750)
Investor shares	(54,160,989)	(75,528,505)	(135,709,632)	(149,777,312)
Total value of shares redeemed	(90,697,141)	(126,958,733)	(211,880,902)	(233,537,062)
Net increase (decrease) from capital share transactions(1)	(9,759,135)	21,220,882	71,438,262	135,027,332
Total increase in net assets	29,037,255	30,214,839	183,368,560	153,473,374
Net Assets:
Beginning of Year	697,895,657	667,680,818	1,925,813,740	1,772,340,366
End of Year	$726,932,912	$697,895,657	$2,109,182,300	$1,925,813,740

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2035 Fund		MyDestination 2045 Fund		MyDestination 2055 Fund
For the Year Ended		For the Year Ended		For the Year Ended
12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24

$55,801,812	$44,225,834	$40,746,952	$28,883,666	$20,567,680	$13,084,253
62,518,204	88,121,165	40,500,817	67,075,874	22,242,607	25,639,710
194,315,646	63,301,632	228,807,428	97,355,524	128,807,644	59,507,742
312,635,662	195,648,631	310,055,197	193,315,064	171,617,931	98,231,705

(58,362,988)	(59,580,596)	(41,567,897)	(41,534,001)	(19,999,330)	(16,578,341)
(71,605,644)	(74,346,444)	(49,151,570)	(50,630,709)	(22,482,449)	(19,166,142)

—	—	—	—	—	—
—	—	—	—	—	—
(129,968,632)	(133,927,040)	(90,719,467)	(92,164,710)	(42,481,779)	(35,744,483)

93,164,977	113,434,711	89,303,014	95,692,913	81,831,938	73,528,040
119,029,028	141,440,717	107,967,835	105,304,245	94,286,534	83,713,610

58,362,988	59,580,596	41,567,897	41,534,001	19,999,330	16,578,341
71,602,412	74,346,236	49,143,751	50,630,451	22,481,760	19,166,038
342,159,405	388,802,260	287,982,497	293,161,610	218,599,562	192,986,029

(46,541,444)	(44,842,532)	(21,957,545)	(27,420,394)	(11,350,221)	(13,132,157)
(82,635,167)	(87,922,190)	(52,735,126)	(60,945,416)	(28,324,795)	(31,716,478)
(129,176,611)	(132,764,722)	(74,692,671)	(88,365,810)	(39,675,016)	(44,848,635)
212,982,794	256,037,538	213,289,826	204,795,800	178,924,546	148,137,394
395,649,824	317,759,129	432,625,556	305,946,154	308,060,698	210,624,616

1,963,549,024	1,645,789,895	1,620,021,725	1,314,075,571	819,490,199	608,865,583
$2,359,198,848	$1,963,549,024	$2,052,647,281	$1,620,021,725	$1,127,550,897	$819,490,199

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MyDestination 2065 Fund
For the Period Ended
12/31/25*

Operations:
Distributions to Shareholders:
Distributions paid
Institutional shares	$—
Investor shares	—
Return of capital
Institutional shares	—
Investor shares	—
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	3,000,000
Investor shares	3,000,000
Reinvestment of dividends and distributions
Institutional shares	—
Investor shares	—
Total proceeds from shares sold and reinvested	6,000,000
Net increase from capital share transactions	6,000,000
Total increase in net assets	6,000,000
Net Assets:
Beginning of Period	—
End of Period	$6,000,000

*	For the one day ended December 31, 2025 (Commencement of Operations).

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2015 Fund
Institutional Class
2025	$9.71	$0.34	$0.82	$1.16	$(0.39)	$(0.22)	$(0.61)	$10.26	11.94%	$307,264	0.09%	0.14%	3.35%	25%
2024	9.60	0.33	0.43	0.76	(0.38)	(0.27)	(0.65)	9.71	7.80	290,928	0.09	0.15	3.27	32
2023	8.99	0.25	0.75	1.00	(0.27)	(0.12)	(0.39)	9.60	11.17	242,558	0.10	0.15	2.69	27
2022	11.09	0.19	(1.61)	(1.42)	(0.19)	(0.49)	(0.68)	8.99	(12.87)	224,236	0.11	0.15	1.91	21
2021	10.95	0.17	0.59	0.76	(0.26)	(0.36)	(0.62)	11.09	6.98	207,506	0.12	0.14	1.46	17
Investor Class
2025	$9.71	$0.31	$0.81	$1.12	$(0.36)	$(0.22)	$(0.58)	$10.25	11.55%	$419,669	0.39%	0.41%	3.05%	25%
2024	9.60	0.29	0.44	0.73	(0.35)	(0.27)	(0.62)	9.71	7.48	406,968	0.39	0.40	2.92	32
2023	8.98	0.22	0.76	0.98	(0.24)	(0.12)	(0.36)	9.60	10.99	425,123	0.38	0.40	2.38	27
2022	11.09	0.15	(1.60)	(1.45)	(0.17)	(0.49)	(0.66)	8.98	(13.10)	417,603	0.36	0.40	1.50	21
2021	10.95	0.13	0.60	0.73	(0.23)	(0.36)	(0.59)	11.09	6.72	539,194	0.37	0.39	1.15	17

MyDestination 2025 Fund
Institutional Class
2025	$10.17	$0.34	$0.99	$1.33	$(0.38)	$(0.34)	$(0.72)	$10.78	13.19%	$862,365	0.08%	0.12%	3.16%	24%
2024	10.04	0.32	0.61	0.93	(0.37)	(0.43)	(0.80)	10.17	9.17	768,941	0.08	0.13	3.07	26
2023	9.21	0.25	0.93	1.18	(0.26)	(0.09)	(0.35)	10.04	12.83	680,628	0.09	0.13	2.58	31
2022	11.53	0.18	(1.80)	(1.62)	(0.17)	(0.53)	(0.70)	9.21	(14.11)	606,791	0.11	0.13	1.76	14
2021	11.10	0.16	0.85	1.01	(0.28)	(0.30)	(0.58)	11.53	9.17	524,604	0.12	0.13	1.41	9
Investor Class
2025	$10.18	$0.31	$0.99	$1.30	$(0.36)	$(0.34)	$(0.70)	$10.78	12.81%	$1,246,817	0.38%	0.38%	2.85%	24%
2024	10.05	0.29	0.61	0.90	(0.34)	(0.43)	(0.77)	10.18	8.86	1,156,873	0.38	0.38	2.75	26
2023	9.21	0.22	0.94	1.16	(0.23)	(0.09)	(0.32)	10.05	12.64	1,091,712	0.37	0.38	2.27	31
2022	11.54	0.14	(1.79)	(1.65)	(0.15)	(0.53)	(0.68)	9.21	(14.40)	1,018,527	0.36	0.38	1.34	14
2021	11.11	0.13	0.85	0.98	(0.25)	(0.30)	(0.55)	11.54	8.91	1,262,088	0.37	0.38	1.15	9

MyDestination 2035 Fund
Institutional Class
2025	$10.91	$0.32	$1.39	$1.71	$(0.36)	$(0.34)	$(0.70)	$11.92	15.72%	$1,039,548	0.09%	0.12%	2.77%	14%
2024	10.46	0.29	0.97	1.26	(0.33)	(0.48)	(0.81)	10.91	11.83	855,212	0.09	0.12	2.59	19
2023	9.36	0.23	1.28	1.51	(0.23)	(0.18)	(0.41)	10.46	16.23	699,632	0.09	0.12	2.33	11
2022	12.00	0.17	(2.11)	(1.94)	(0.16)	(0.54)	(0.70)	9.36	(16.26)	572,407	0.13	0.13	1.67	11
2021	11.19	0.17	1.32	1.49	(0.30)	(0.38)	(0.68)	12.00	13.29	488,921	0.12	0.12	1.43	10
Investor Class
2025	$10.89	$0.29	$1.39	$1.68	$(0.33)	$(0.34)	$(0.67)	$11.90	15.48%	$1,319,651	0.37%	0.37%	2.47%	14%
2024	10.45	0.26	0.96	1.22	(0.30)	(0.48)	(0.78)	10.89	11.46	1,108,337	0.38	0.38	2.30	19
2023	9.36	0.20	1.27	1.47	(0.20)	(0.18)	(0.38)	10.45	15.82	946,158	0.37	0.38	2.04	11
2022	12.00	0.13	(2.10)	(1.97)	(0.13)	(0.54)	(0.67)	9.36	(16.46)	801,499	0.38	0.38	1.22	11
2021	11.19	0.14	1.32	1.46	(0.27)	(0.38)	(0.65)	12.00	13.04	940,687	0.38	0.38	1.16	10

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2045 Fund
Institutional Class
2025	$11.63	$0.30	$1.85	$2.15	$(0.32)	$(0.29)	$(0.61)	$13.17	18.57%	$921,855	0.12%	0.12%	2.40%	8%
2024	10.76	0.25	1.33	1.58	(0.27)	(0.44)	(0.71)	11.63	14.52	715,306	0.13	0.13	2.09	17
2023	9.37	0.22	1.55	1.77	(0.21)	(0.17)	(0.38)	10.76	18.94	561,262	0.11	0.12	2.12	10
2022	12.10	0.17	(2.24)	(2.07)	(0.15)	(0.51)	(0.66)	9.37	(17.08)	437,044	0.13	0.13	1.61	7
2021	10.97	0.17	1.65	1.82	(0.30)	(0.39)	(0.69)	12.10	16.61	422,303	0.13	0.13	1.41	10
Investor Class
2025	$11.61	$0.27	$1.84	$2.11	$(0.30)	$(0.29)	$(0.59)	$13.13	18.20%	$1,130,792	0.38%	0.38%	2.12%	8%
2024	10.75	0.21	1.33	1.54	(0.24)	(0.44)	(0.68)	11.61	14.19	904,716	0.38	0.38	1.82	17
2023	9.36	0.19	1.55	1.74	(0.18)	(0.17)	(0.35)	10.75	18.69	752,813	0.38	0.38	1.85	10
2022	12.09	0.13	(2.22)	(2.09)	(0.13)	(0.51)	(0.64)	9.36	(17.38)	606,007	0.38	0.38	1.25	7
2021	10.97	0.14	1.64	1.78	(0.27)	(0.39)	(0.66)	12.09	16.26	692,409	0.38	0.38	1.15	10

MyDestination 2055 Fund
Institutional Class
2025	$17.07	$0.42	$2.89	$3.31	$(0.45)	$(0.33)	$(0.78)	$19.60	19.42%	$520,345	0.15%	0.15%	2.29%	7%
2024	15.47	0.33	2.07	2.40	(0.37)	(0.43)	(0.80)	17.07	15.38	370,740	0.14	0.15	1.96	15
2023	13.31	0.30	2.34	2.64	(0.29)	(0.19)	(0.48)	15.47	19.88	266,002	0.14	0.16	2.08	9
2022	17.11	0.23	(3.20)	(2.97)	(0.21)	(0.62)	(0.83)	13.31	(17.43)	184,087	0.17	0.17	1.56	7
2021	15.37	0.24	2.44	2.68	(0.42)	(0.52)	(0.94)	17.11	17.46	178,971	0.17	0.17	1.39	11
Investor Class
2025	$17.01	$0.37	$2.89	$3.26	$(0.42)	$(0.33)	$(0.75)	$19.52	19.17%	$607,206	0.39%	0.39%	2.02%	7%
2024	15.42	0.28	2.07	2.35	(0.33)	(0.43)	(0.76)	17.01	15.11	448,750	0.41	0.41	1.68	15
2023	13.28	0.26	2.32	2.58	(0.25)	(0.19)	(0.44)	15.42	19.49	342,864	0.42	0.43	1.82	9
2022	17.07	0.19	(3.18)	(2.99)	(0.18)	(0.62)	(0.80)	13.28	(17.61)	255,261	0.42	0.42	1.27	7
2021	15.34	0.19	2.44	2.63	(0.38)	(0.52)	(0.90)	17.07	17.18	262,341	0.42	0.42	1.15	11

MyDestination 2065 Fund(3)

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

(3)
Fund commenced operations on December 31, 2025. There was no operational activity other than the receipt of initial seed capital. As the fund has not commenced investment operations, an alternative commencement date for performance calculation purposes has been elected.
The Net Asset Value and Net Assets for both share classes are disclosed on the Statements of Assets and Liabilities.

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	8,038,794	$104,584,702
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,426,852	134,923,461
GuideStone Global Bond Fund (Institutional Class)∞	1,398,709	12,434,523
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,013,760	23,621,408
GuideStone Impact Bond Fund (Institutional Class)∞	1,693,165	16,288,248
GuideStone Value Equity Index Fund (Institutional Class)∞	452,158	5,778,581
GuideStone Value Equity Fund (Institutional Class)∞	1,051,765	19,436,622
GuideStone Growth Equity Index Fund (Institutional Class)∞	304,728	5,701,458
GuideStone Growth Equity Fund (Institutional Class)∞	1,004,499	27,292,240
GuideStone Small Cap Equity Fund (Institutional Class)∞	224,614	3,827,428
GuideStone International Equity Fund (Institutional Class)∞	1,376,170	21,839,819
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	688,381	$8,473,971
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	510,180	4,790,594
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,292,731	20,588,719
Total Mutual Funds (Cost $403,658,874)		409,581,774
MONEY MARKET FUNDS — 1.2%
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞ (Cost $4,898,222)	4,898,222	4,898,222
TOTAL INVESTMENTS — 100.0% (Cost $408,557,096)		414,479,996
Other Assets in Excess of Liabilities — 0.0%		48,283
NET ASSETS — 100.0%		$414,528,279

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$4,898,222	$4,898,222	$—	$—
Mutual Funds	409,581,774	409,581,774	—	—
Total Assets - Investments in Securities	$414,479,996	$414,479,996	$ —	$ —

See Notes to Financial Statements.

BALANCED ALLOCATION FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	4,247,444	$55,259,253
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	30,926,425	400,187,940
GuideStone Global Bond Fund (Institutional Class)∞	12,448,055	110,663,213
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	9,966,583	116,908,015
GuideStone Impact Bond Fund (Institutional Class)∞	2,214,696	21,305,371
GuideStone Value Equity Index Fund (Institutional Class)∞	2,767,090	35,363,409
GuideStone Value Equity Fund (Institutional Class)∞	6,113,371	112,975,095
GuideStone Growth Equity Index Fund (Institutional Class)∞	1,883,437	35,239,113
GuideStone Growth Equity Fund (Institutional Class)∞	5,364,630	145,756,985
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,485,982	25,321,143
GuideStone International Equity Fund (Institutional Class)∞	8,730,254	138,549,125
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,598,573	$56,608,437
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,984,251	28,022,117
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,961,838	53,537,304
Total Mutual Funds (Cost $1,333,481,761)		1,335,696,520
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞ (Cost $13,101,681)	13,101,681	13,101,681
TOTAL INVESTMENTS — 100.0% (Cost $1,346,583,442)		1,348,798,201
Liabilities in Excess of Other Assets — (0.0)%		(161,464)
NET ASSETS — 100.0%		$1,348,636,737

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$13,101,681	$13,101,681	$—	$—
Mutual Funds	1,335,696,520	1,335,696,520	—	—
Total Assets - Investments in Securities	$1,348,798,201	$1,348,798,201	$ —	$ —

See Notes to Financial Statements.

MODERATELY AGGRESSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	1,564,286	$20,351,364
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	11,877,874	153,699,688
GuideStone Global Bond Fund (Institutional Class)∞	3,307,716	29,405,596
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,727,058	31,988,390
GuideStone Impact Bond Fund (Institutional Class)∞	1,942,415	18,686,026
GuideStone Value Equity Index Fund (Institutional Class)∞	6,703,811	85,674,707
GuideStone Value Equity Fund (Institutional Class)∞	9,334,048	172,493,212
GuideStone Growth Equity Index Fund (Institutional Class)∞	4,534,583	84,842,050
GuideStone Growth Equity Fund (Institutional Class)∞	7,379,830	200,509,980
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,455,556	41,842,678
GuideStone International Equity Fund (Institutional Class)∞	12,549,614	199,162,372
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	7,669,140	$94,407,108
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,625,292	24,651,492
GuideStone Strategic Alternatives Fund (Institutional Class)∞	1,961,907	17,617,924
Total Mutual Funds (Cost $1,102,589,442)		1,175,332,587
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞ (Cost $12,069,396)	12,069,396	12,069,396
TOTAL INVESTMENTS — 100.0% (Cost $1,114,658,838)		1,187,401,983
Liabilities in Excess of Other Assets — (0.0)%		(409,534)
NET ASSETS — 100.0%		$1,186,992,449

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$12,069,396	$12,069,396	$—	$—
Mutual Funds	1,175,332,587	1,175,332,587	—	—
Total Assets - Investments in Securities	$1,187,401,983	$1,187,401,983	$ —	$ —

See Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Value Equity Index Fund (Institutional Class)∞	6,266,272	$80,082,949
GuideStone Value Equity Fund (Institutional Class)∞	12,989,523	240,046,387
GuideStone Growth Equity Index Fund (Institutional Class)∞	4,261,994	79,741,915
GuideStone Growth Equity Fund (Institutional Class)∞	10,644,791	289,218,972
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,566,082	60,766,030
GuideStone International Equity Fund (Institutional Class)∞	20,321,913	322,508,754
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	11,241,796	138,386,511
Total Mutual Funds (Cost $1,095,536,870)		1,210,751,518
	Shares	Value
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞ (Cost $12,461,015)	12,461,015	$12,461,015
TOTAL INVESTMENTS — 100.0% (Cost $1,107,997,885)		1,223,212,533
Liabilities in Excess of Other Assets — (0.0)%		(282,462)
NET ASSETS — 100.0%		$1,222,930,071

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$12,461,015	$12,461,015	$—	$—
Mutual Funds	1,210,751,518	1,210,751,518	—	—
Total Assets - Investments in Securities	$1,223,212,533	$1,223,212,533	$ —	$ —

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Conservative Allocation Fund	Balanced Allocation Fund	Moderately Aggressive Allocation Fund	Aggressive Allocation Fund
Assets
Investments in securities of affiliated issuers, at value	$414,479,996	$1,348,798,201	$1,187,401,983	$1,223,212,533
Total investments, at value(1)	414,479,996	1,348,798,201	1,187,401,983	1,223,212,533
Cash	82,832	—	—	14,427
Receivables:
Dividends from affiliated funds	15,321	41,254	37,668	37,613
Investment securities sold	205,000	400,000	—	—
Fund shares sold	10,680	18,978	190,371	238,362
Prepaid expenses and other assets	15,300	23,958	19,198	18,148
Total Assets	414,809,129	1,349,282,391	1,187,649,220	1,223,521,083
Liabilities
Cash Overdraft	—	—	99,833	—
Payables:
Investment securities purchased	—	—	80,000	215,000
Fund shares redeemed	133,773	260,706	134,237	19,874
Accrued expenses:
Investment advisory fees	35,214	114,150	100,135	103,341
Shareholder servicing fees	63,712	208,981	180,656	189,086
Other expenses	48,151	61,817	61,910	63,711
Total Liabilities	280,850	645,654	656,771	591,012
Net Assets	$414,528,279	$1,348,636,737	$1,186,992,449	$1,222,930,071
Net Assets Consist of:
Paid-in-capital	$417,661,161	$1,365,970,408	$1,097,105,837	$1,062,498,001
Distributable earnings (loss)	(3,132,882)	(17,333,671)	89,886,612	160,432,070
Net Assets	$414,528,279	$1,348,636,737	$1,186,992,449	$1,222,930,071
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$114,649,430	$360,737,449	$331,659,545	$327,323,445
Institutional shares outstanding	10,071,684	30,136,041	24,693,052	23,580,175
Net asset value, offering and redemption price per Institutional share	$11.38	$11.97	$13.43	$13.88
Net assets applicable to the Investor Class	$299,878,849	$987,899,288	$855,332,904	$895,606,626
Investor shares outstanding	26,348,853	82,616,615	63,811,770	65,032,042
Net asset value, offering and redemption price per Investor share	$11.38	$11.96	$13.40	$13.77

(1)Investments in securities of affiliated issuers, at cost	408,557,096	1,346,583,442	1,114,658,838	1,107,997,885
Total investments, at cost	$408,557,096	$1,346,583,442	$1,114,658,838	$1,107,997,885

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Conservative Allocation Fund	Balanced Allocation Fund	Moderately Aggressive Allocation Fund	Aggressive Allocation Fund
Investment Income
Income distributions received from affiliated funds	$14,565,868	$37,769,963	$23,112,569	$16,152,355
Interest	50	116	169	—
Total Investment Income	14,565,918	37,770,079	23,112,738	16,152,355
Expenses
Investment advisory fees	409,970	1,299,330	1,117,180	1,138,879
Transfer agent fees:
Institutional shares	9,332	9,508	9,253	9,193
Investor shares	41,381	48,703	45,704	44,840
Custodian fees	9,667	18,060	16,169	14,948
Shareholder servicing fees:
Investor shares	743,857	2,409,206	2,031,218	2,106,643
Accounting and administration fees	41,433	67,244	61,956	62,585
Professional fees	98,133	98,005	106,484	98,010
Blue sky fees:
Institutional shares	16,631	17,831	18,559	17,631
Investor shares	18,064	18,541	22,836	17,766
Shareholder reporting fees:
Institutional shares	1,383	2,659	2,000	1,891
Investor shares	20,839	31,869	33,207	25,420
Directors expenses	11,412	31,217	26,499	26,462
Line of credit facility fees	2,184	5,309	4,347	4,102
Index license fees	24,966	30,428	28,270	24,573
Other expenses	30,156	58,193	52,706	51,396
Total Expenses	1,479,408	4,146,103	3,576,388	3,644,339
Net Investment Income	13,086,510	33,623,976	19,536,350	12,508,016
Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	12,535,262	66,090,683	81,406,849	114,456,154
Net realized gain on investment securities of affiliated issuers	569,147	6,705,370	13,481,390	18,116,421
Net realized gain on futures transactions	80	—	—	—
Net realized gain	13,104,489	72,796,053	94,888,239	132,572,575
Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	11,129,900	47,270,989	53,636,253	60,053,019
Net change in unrealized appreciation (depreciation)	11,129,900	47,270,989	53,636,253	60,053,019
Net Realized and Unrealized Gain	24,234,389	120,067,042	148,524,492	192,625,594
Net Increase in Net Assets Resulting from Operations	$37,320,899	$153,691,018	$168,060,842	$205,133,610

See Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund		Balanced Allocation Fund
	For the Year Ended		For the Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24

Operations:
Net investment income	$13,086,510	$13,132,384	$33,623,976	$32,549,697
Net realized gain on investment securities and futures transactions	13,104,489	17,026,678	72,796,053	56,164,156
Net change in unrealized appreciation (depreciation) on investment securities and futures	11,129,900	(2,438,418)	47,270,989	13,494,741
Net increase in net assets resulting from operations	37,320,899	27,720,644	153,691,018	102,208,594
Distributions to Shareholders:
Distributions paid
Institutional shares	(6,500,570)	(5,294,712)	(28,772,836)	(14,324,689)
Investor shares	(16,403,399)	(13,534,481)	(76,737,466)	(40,108,260)
Return of capital
Institutional shares	—	—	—	—
Investor shares	—	—	—	—
Total distributions	(22,903,969)	(18,829,193)	(105,510,302)	(54,432,949)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	11,568,297	11,898,095	32,244,174	27,096,614
Investor shares	23,353,018	17,355,922	31,687,191	36,944,038
Reinvestment of dividends and distributions
Institutional shares	6,465,009	5,269,040	28,667,346	14,272,511
Investor shares	16,356,603	13,485,925	76,678,012	40,067,331
Total proceeds from shares sold and reinvested	57,742,927	48,008,982	169,276,723	118,380,494
Value of shares redeemed
Institutional shares	(17,283,773)	(19,841,509)	(30,715,439)	(34,530,528)
Investor shares	(46,515,893)	(53,694,194)	(101,968,750)	(111,618,682)
Total value of shares redeemed	(63,799,666)	(73,535,703)	(132,684,189)	(146,149,210)
Net increase (decrease) from capital share transactions(1)	(6,056,739)	(25,526,721)	36,592,534	(27,768,716)
Total increase (decrease) in net assets	8,360,191	(16,635,270)	84,773,250	20,006,929
Net Assets:
Beginning of Year	406,168,088	422,803,358	1,263,863,487	1,243,856,558
End of Year	$414,528,279	$406,168,088	$1,348,636,737	$1,263,863,487

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Moderately Aggressive Allocation Fund		Aggressive Allocation Fund
For the Year Ended		For the Year Ended
12/31/25	12/31/24	12/31/25	12/31/24

$19,536,350	$18,088,252	$12,508,016	$9,539,593
94,888,239	64,460,155	132,572,575	90,198,606
53,636,253	37,608,690	60,053,019	49,626,300
168,060,842	120,157,097	205,133,610	149,364,499

(30,010,105)	(10,520,643)	(35,135,020)	(9,573,024)
(76,405,895)	(26,365,619)	(94,903,011)	(26,432,611)

—	—	—	—
—	—	—	—
(106,416,000)	(36,886,262)	(130,038,031)	(36,005,635)

25,379,146	26,241,462	24,718,041	20,207,333
35,559,048	29,946,954	30,608,923	27,194,888

29,985,901	10,511,947	35,124,675	9,570,056
76,360,717	26,347,393	94,861,702	26,429,825
167,284,812	93,047,756	185,313,341	83,402,102

(30,096,675)	(33,640,443)	(24,237,651)	(25,595,757)
(82,413,137)	(95,645,740)	(88,331,794)	(78,778,450)
(112,509,812)	(129,286,183)	(112,569,445)	(104,374,207)
54,775,000	(36,238,427)	72,743,896	(20,972,105)
116,419,842	47,032,408	147,839,475	92,386,759

1,070,572,607	1,023,540,199	1,075,090,596	982,703,837
$1,186,992,449	$1,070,572,607	$1,222,930,071	$1,075,090,596

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Conservative Allocation Fund
Institutional Class
2025	$10.99	$0.39	$0.67	$1.06	$(0.47)	$(0.20)	$(0.67)	$11.38	9.69%	$114,649	0.18%	0.18%	3.38%	39%
2024	10.79	0.37	0.38	0.75	(0.48)	(0.07)	(0.55)	10.99	6.96	109,996	0.17	0.17	3.33	23
2023	10.29	0.30	0.63	0.93	(0.36)	(0.07)	(0.43)	10.79	9.08	110,243	0.16	0.16	2.85	43
2022	11.99	0.14	(1.33)	(1.19)	(0.19)	(0.32)	(0.51)	10.29	(9.93)	98,566	0.16	0.16	1.28	15
2021	11.97	0.11	0.38	0.49	(0.22)	(0.25)	(0.47)	11.99	4.07	146,436	0.15	0.15	0.92	6
Investor Class
2025	$10.99	$0.36	$0.67	$1.03	$(0.44)	$(0.20)	$(0.64)	$11.38	9.46%	$299,879	0.43%	0.43%	3.12%	39%
2024	10.79	0.34	0.38	0.72	(0.45)	(0.07)	(0.52)	10.99	6.68	296,172	0.42	0.42	3.07	23
2023	10.29	0.27	0.63	0.90	(0.33)	(0.07)	(0.40)	10.79	8.80	312,560	0.41	0.41	2.49	43
2022	11.99	0.13	(1.35)	(1.22)	(0.16)	(0.32)	(0.48)	10.29	(10.17)	334,419	0.41	0.41	1.14	15
2021	11.97	0.08	0.38	0.46	(0.19)	(0.25)	(0.44)	11.99	3.81	423,571	0.40	0.40	0.65	6

Balanced Allocation Fund
Institutional Class
2025	$11.51	$0.34	$1.13	$1.47	$(0.45)	$(0.56)	$(1.01)	$11.97	12.80%	$360,738	0.13%	0.13%	2.80%	21%
2024	11.09	0.32	0.64	0.96	(0.45)	(0.09)	(0.54)	11.51	8.59	318,839	0.13	0.13	2.77	27
2023	10.28	0.26	1.02	1.28	(0.32)	(0.15)	(0.47)	11.09	12.60	300,115	0.13	0.13	2.38	14
2022	13.03	0.13	(2.14)	(2.01)	(0.17)	(0.57)	(0.74)	10.28	(15.34)	290,280	0.13	0.13	1.11	18
2021	12.88	0.15	0.77	0.92	(0.34)	(0.43)	(0.77)	13.03	7.17	481,118	0.12	0.12	1.12	19
Investor Class
2025	$11.51	$0.30	$1.13	$1.43	$(0.42)	$(0.56)	$(0.98)	$11.96	12.48%	$987,899	0.38%	0.38%	2.51%	21%
2024	11.09	0.29	0.64	0.93	(0.42)	(0.09)	(0.51)	11.51	8.32	945,024	0.38	0.38	2.50	27
2023	10.28	0.23	1.03	1.26	(0.30)	(0.15)	(0.45)	11.09	12.32	943,742	0.38	0.38	2.12	14
2022	13.02	0.11	(2.14)	(2.03)	(0.14)	(0.57)	(0.71)	10.28	(15.58)	928,515	0.38	0.38	1.01	18
2021	12.87	0.11	0.78	0.89	(0.31)	(0.43)	(0.74)	13.02	6.92	1,230,755	0.37	0.37	0.85	19

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Moderately Aggressive Allocation Fund
Institutional Class
2025	$12.66	$0.26	$1.82	$2.08	$(0.38)	$(0.93)	$(1.31)	$13.43	16.49%	$331,659	0.14%	0.14%	1.95%	25%
2024	11.70	0.24	1.19	1.43	(0.38)	(0.09)	(0.47)	12.66	12.20	290,068	0.13	0.13	1.90	30
2023	10.38	0.22	1.52	1.74	(0.42)	—	(0.42)	11.70	16.82	264,645	0.13	0.13	1.94	15
2022	13.83	0.11	(2.55)	(2.44)	(0.03)	(0.98)	(1.01)	10.38	(17.73)	236,709	0.13	0.13	0.96	22
2021	13.25	0.14	1.42	1.56	(0.40)	(0.58)	(0.98)	13.83	11.82	440,338	0.12	0.12	0.96	17
Investor Class
2025	$12.65	$0.23	$1.80	$2.03	$(0.35)	$(0.93)	$(1.28)	$13.40	16.11%	$855,333	0.39%	0.39%	1.67%	25%
2024	11.68	0.21	1.20	1.41	(0.35)	(0.09)	(0.44)	12.65	12.03	780,505	0.39	0.39	1.63	30
2023	10.36	0.19	1.52	1.71	(0.39)	—	(0.39)	11.68	16.57	758,895	0.39	0.39	1.67	15
2022	13.82	0.11	(2.59)	(2.48)	(— )†	(0.98)	(0.98)	10.36	(18.03)	709,931	0.39	0.39	0.93	22
2021	13.24	0.10	1.43	1.53	(0.37)	(0.58)	(0.95)	13.82	11.56	968,891	0.38	0.38	0.71	17

Aggressive Allocation Fund
Institutional Class
2025	$12.93	$0.18	$2.40	$2.58	$(0.34)	$(1.29)	$(1.63)	$13.88	19.92%	$327,323	0.13%	0.13%	1.32%	18%
2024	11.57	0.14	1.69	1.83	(0.28)	(0.19)	(0.47)	12.93	15.70	272,681	0.13	0.13	1.10	27
2023	9.93	0.15	1.92	2.07	(0.34)	(0.09)	(0.43)	11.57	20.92	240,031	0.13	0.13	1.42	15
2022	13.92	0.12	(2.78)	(2.66)	(0.03)	(1.30)	(1.33)	9.93	(19.29)	213,158	0.13	0.13	1.04	30
2021	13.06	0.12	1.85	1.97	(0.46)	(0.65)	(1.11)	13.92	15.09	331,642	0.13	0.13	0.81	12
Investor Class
2025	$12.85	$0.14	$2.38	$2.52	$(0.31)	$(1.29)	$(1.60)	$13.77	19.59%	$895,607	0.39%	0.39%	1.02%	18%
2024	11.50	0.11	1.68	1.79	(0.25)	(0.19)	(0.44)	12.85	15.43	802,410	0.39	0.39	0.84	27
2023	9.87	0.13	1.90	2.03	(0.31)	(0.09)	(0.40)	11.50	20.66	742,673	0.39	0.39	1.18	15
2022	13.86	0.10	(2.78)	(2.68)	(— )†	(1.31)	(1.31)	9.87	(19.57)	665,590	0.39	0.39	0.90	30
2021	13.00	0.08	1.85	1.93	(0.42)	(0.65)	(1.07)	13.86	14.89	904,521	0.38	0.38	0.54	12

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

See Notes to Financial Statements.

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
AGENCY OBLIGATIONS — 18.5%
Federal Farm Credit Banks Funding Corporation
(Floating, U.S. SOFR + 0.02%), 3.89%, 02/27/26†	$8,600,000	$8,600,000
(Floating, U.S. SOFR + 0.10%), 3.97%, 06/24/26†	1,000,000	1,000,000
(Floating, U.S. SOFR + 0.10%), 3.97%, 06/26/26†	2,550,000	2,550,000
(Floating, U.S. SOFR + 0.14%), 4.01%, 10/15/26†	14,000,000	13,999,392
(Floating, U.S. Treasury 3M Bill MMY + 0.27%), 3.87%, 10/16/26†	7,700,000	7,700,000
(Floating, U.S. SOFR + 0.04%), 3.91%, 10/20/26†	13,315,000	13,315,000
(Floating, U.S. SOFR + 0.05%), 3.92%, 11/06/26†	3,660,000	3,660,000
(Floating, U.S. SOFR + 0.04%), 3.91%, 11/19/26†	748,000	748,000
(Floating, U.S. SOFR + 0.14%), 4.01%, 12/23/26†	1,400,000	1,400,000
(Floating, U.S. SOFR + 0.14%), 4.01%, 12/30/26†	1,200,000	1,200,000
(Floating, U.S. SOFR + 0.04%), 3.91%, 01/20/27†	5,675,000	5,675,000
(Floating, U.S. SOFR + 0.09%), 3.96%, 01/27/27†	1,807,000	1,807,000
(Floating, U.S. SOFR + 0.08%), 3.95%, 02/01/27†	5,200,000	5,200,000
(Floating, U.S. SOFR + 0.07%), 3.94%, 03/05/27†	10,000,000	10,000,000
(Floating, U.S. SOFR + 0.05%), 3.92%, 03/15/27†	2,945,000	2,945,000
(Floating, U.S. SOFR + 0.07%), 3.94%, 03/26/27†	2,000,000	2,000,000
(Floating, U.S. SOFR + 0.05%), 3.92%, 04/19/27†	890,000	890,000
(Floating, U.S. SOFR + 0.05%), 3.92%, 05/24/27†	2,555,000	2,555,000
(Floating, U.S. SOFR + 0.13%), 4.00%, 10/22/27†	1,118,000	1,118,000
(Floating, U.S. SOFR + 0.11%), 3.98%, 11/19/27†	2,035,000	2,035,000
(Floating, U.S. SOFR + 0.08%), 3.95%, 11/23/27†	645,000	645,000
Federal Home Loan Bank
(Floating, U.S. SOFR + 0.00%), 3.87%, 01/13/26†	10,290,000	10,290,000
(Floating, U.S. SOFR + 0.01%), 3.88%, 02/11/26†	27,545,000	27,545,000
(Floating, U.S. SOFR + 0.01%), 3.88%, 02/17/26†	2,725,000	2,725,000
(Floating, U.S. SOFR + 0.00%), 3.87%, 03/20/26†	2,300,000	2,300,000
(Floating, U.S. SOFR + 0.01%), 3.88%, 04/07/26†	4,800,000	4,800,000
(Floating, U.S. SOFR + 0.00%), 3.87%, 04/17/26†	2,340,000	2,340,000
(Floating, U.S. SOFR + 0.03%), 3.90%, 04/17/26†	4,900,000	4,900,000
	Par	Value
(Floating, U.S. SOFR + 0.01%), 3.88%, 04/20/26†	$1,000,000	$1,000,000
(Floating, U.S. SOFR + 0.01%), 3.88%, 05/05/26†	4,540,000	4,540,000
(Floating, U.S. SOFR + 0.01%), 3.88%, 05/20/26†	2,400,000	2,400,000
(Floating, U.S. SOFR + 0.03%), 3.90%, 05/28/26†	2,500,000	2,500,000
(Floating, U.S. SOFR + 0.01%), 3.88%, 06/02/26†	4,540,000	4,540,000
(Floating, U.S. SOFR + 0.03%), 3.90%, 06/04/26†	5,000,000	5,000,000
(Floating, U.S. SOFR + 0.02%), 3.89%, 06/18/26†	4,685,000	4,685,000
(Floating, U.S. SOFR + 0.00%), 3.87%, 06/22/26†	7,310,000	7,310,000
(Floating, U.S. SOFR + 0.00%), 3.87%, 06/23/26†	5,395,000	5,395,000
(Floating, U.S. SOFR + 0.00%), 3.87%, 06/25/26†	2,405,000	2,405,000
(Floating, U.S. SOFR + 0.10%), 3.97%, 06/26/26†	7,035,000	7,035,000
(Floating, U.S. SOFR + 0.03%), 3.90%, 06/30/26†	2,460,000	2,460,000
(Floating, U.S. SOFR + 0.03%), 3.90%, 07/02/26†	5,415,000	5,415,000
(Floating, U.S. SOFR + 0.02%), 3.89%, 07/17/26†	4,685,000	4,685,000
(Floating, U.S. SOFR + 0.01%), 3.88%, 07/21/26†	2,400,000	2,400,000
(Floating, U.S. SOFR + 0.01%), 3.88%, 07/21/26†	4,895,000	4,895,000
(Floating, U.S. SOFR + 0.01%), 3.88%, 07/22/26†	2,400,000	2,400,000
(Floating, U.S. SOFR + 0.01%), 3.88%, 07/24/26†	4,810,000	4,810,000
(Floating, U.S. SOFR + 0.01%), 3.88%, 08/19/26†	2,425,000	2,425,000
(Floating, U.S. SOFR + 0.01%), 3.88%, 08/21/26†	17,110,000	17,110,000
(Floating, U.S. SOFR + 0.01%), 3.88%, 08/24/26†	2,405,000	2,405,000
(Floating, U.S. SOFR + 0.03%), 3.90%, 01/04/27†	2,200,000	2,200,000
3.50%, 01/11/27	14,005,000	13,981,791
(Floating, U.S. SOFR + 0.10%), 3.97%, 02/25/27†	4,885,000	4,885,000
(Floating, U.S. SOFR + 0.10%), 3.97%, 03/18/27†	5,490,000	5,490,000
(Floating, U.S. SOFR + 0.07%), 3.94%, 03/25/27†	4,135,000	4,135,000
Federal Home Loan Bank Discount Notes
3.75%, 01/02/26Ω	10,700,000	10,698,850
3.85%, 02/03/26Ω	3,899,000	3,884,882
3.76%, 02/13/26Ω	2,363,000	2,352,275
3.52%, 03/03/26Ω	9,360,000	9,303,221
3.52%, 03/12/26Ω	14,360,000	14,260,318
3.52%, 04/17/26Ω	17,750,000	17,564,463

See Notes to Financial Statements.

	Par	Value
Federal Home Loan Mortgage Corporation
(Floating, U.S. SOFR + 0.14%), 4.01%, 09/23/26†	$4,400,000	$4,400,000
(Floating, U.S. SOFR + 0.14%), 4.01%, 10/16/26†	3,500,000	3,500,000
(Floating, U.S. SOFR + 0.12%), 3.99%, 05/05/27†	3,300,000	3,300,000
Federal National Mortgage Association
(Floating, U.S. SOFR + 0.12%), 3.99%, 07/29/26†	13,320,000	13,320,000
(Floating, U.S. SOFR + 0.14%), 4.01%, 08/21/26†	4,100,000	4,100,000
(Floating, U.S. SOFR + 0.14%), 4.01%, 10/23/26†	5,575,000	5,575,000
(Floating, U.S. SOFR + 0.14%), 4.01%, 11/20/26†	6,400,000	6,400,000
(Floating, U.S. SOFR + 0.14%), 4.01%, 12/11/26†	5,900,000	5,900,000
Total Agency Obligations (Cost $375,008,192)		375,008,192
U.S. TREASURY OBLIGATIONS — 42.4%
U.S. Treasury Bills
4.04%, 01/02/26Ω	20,640,000	20,637,644
3.83%, 01/20/26Ω	842,000	840,300
3.88%, 01/22/26Ω	3,214,000	3,206,621
4.05%, 01/29/26Ω	4,000,000	3,987,182
3.60%, 02/03/26Ω	31,007,000	30,899,548
3.92%, 02/05/26Ω	25,621,000	25,521,861
3.53%, 02/10/26Ω	22,942,500	22,846,547
3.80%, 02/12/26Ω	30,853,000	30,713,904
3.71%, 02/17/26Ω	5,811,000	5,783,564
3.73%, 02/19/26Ω	3,475,000	3,457,168
3.56%, 02/24/26Ω	8,544,000	8,496,132
3.83%, 02/26/26Ω	13,754,000	13,670,642
3.23%, 03/03/26Ω	800,000	795,551
3.82%, 03/05/26Ω	26,571,000	26,391,298
3.57%, 03/10/26Ω	23,858,000	23,688,201
3.56%, 03/12/26Ω	5,034,000	4,998,338
3.65%, 03/17/26Ω	721,000	715,337
3.63%, 03/19/26Ω	24,916,000	24,719,222
0.00%, 03/24/26Ω	41,070,000	40,719,691
3.61%, 03/31/26Ω	20,740,000	20,548,236
3.66%, 04/02/26Ω	8,709,000	8,627,271
3.52%, 04/07/26Ω	10,575,000	10,472,916
3.65%, 04/09/26Ω	12,020,000	11,899,038
3.64%, 04/16/26Ω	23,075,000	22,827,037
3.37%, 04/21/26Ω	9,735,000	9,629,700
3.60%, 04/23/26Ω	22,380,000	22,125,166
3.58%, 04/30/26Ω	37,512,000	37,060,647
3.91%, 05/14/26Ω	17,132,900	16,884,144
3.59%, 05/28/26Ω	32,541,000	32,054,019
3.58%, 06/04/26Ω	42,120,000	41,465,046
3.47%, 06/11/26Ω	8,312,000	8,170,917
	Par	Value
3.41%, 06/25/26Ω	$35,828,100	$35,221,156
3.42%, 07/02/26Ω	1,690,000	1,660,261
3.74%, 08/06/26Ω	1,846,000	1,804,188
3.64%, 09/03/26Ω	36,936,000	36,015,986
3.35%, 12/24/26Ω	29,709,700	28,713,944
		637,268,423
U.S. Treasury Floating Rate Notes
(Floating, U.S. Treasury 3M Bill MMY + 0.25%), 3.85%, 01/31/26†	14,855,000	14,855,000
(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 3.75%, 04/30/26†	23,600,000	23,600,437
(Floating, U.S. Treasury 3M Bill MMY + 0.21%), 3.81%, 10/31/26†	57,115,000	57,129,178
(Floating, U.S. Treasury 3M Bill MMY + 0.10%), 3.70%, 01/31/27†	42,465,000	42,464,012
(Floating, U.S. Treasury 3M Bill MMY + 0.16%), 3.76%, 07/31/27†	23,000,000	23,000,000
(Floating, U.S. Treasury 3M Bill MMY + 0.19%), 3.79%, 10/31/27†	20,600,000	20,610,207
		181,658,834
U.S. Treasury Notes
0.38%, 01/31/26	410,000	408,740
0.50%, 02/28/26	1,300,000	1,292,760
4.63%, 02/28/26	1,600,000	1,601,243
0.75%, 03/31/26	20,400,000	20,241,102
2.38%, 04/30/26	1,110,000	1,103,993
1.63%, 05/15/26	3,200,000	3,172,451
0.88%, 06/30/26	990,000	974,484
4.63%, 06/30/26	7,220,000	7,236,236
4.13%, 10/31/26	1,003,000	1,006,208
4.25%, 11/30/26	749,000	752,850
		37,790,067
Total U.S. Treasury Obligations (Cost $856,717,324)		856,717,324
REPURCHASE AGREEMENTS — 40.0%
Bank of Nova Scotia
3.82% (dated 12/31/25, due 01/02/26, repurchase price $100,021,222, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.250% to 4.750%, due 7/31/26 to 2/15/55, total market value $102,021,731)	100,000,000	100,000,000

See Notes to Financial Statements.

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
BNP Paribas
3.82% (dated 12/31/25, due 01/02/26, repurchase price $50,010,611, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.000% to 4.750%, due 4/30/27 to 2/15/54, total market value $51,000,013)	$50,000,000	$50,000,000

3.83% (dated 12/31/25, due 01/02/26, repurchase price $65,013,831, collateralized by Federal National Mortgage Association, Government National Mortgage Association and Federal Home Loan Mortgage Corporation, 1.500% to 7.500%, due 8/15/29 to 4/20/65, total market value $ 66,300,718)	65,000,000	65,000,000
Citigroup Global Markets, Inc.
3.83% (dated 12/31/25, due 01/02/26, repurchase price $95,020,214, collateralized by U.S. Treasury Notes, Federal Home Loan Banks, Tennessee Valley Authority, Tennessee Valley Authority Generic STRIP and Tennessee Valley Authority Principal STRIP, 0.000% to 7.125%, due 2/15/27 to 9/15/65, total market value $96,900,037)	95,000,000	95,000,000
Goldman Sachs & Co.
3.84% (dated 12/31/25, due 01/02/26, repurchase price $93,019,840, collateralized by Government National Mortgage Association, 4.470% to 6.500%, due 7/15/40 to 10/15/64, total market value $94,860,000)	93,000,000	93,000,000
Mitsubishi UFJ Securities USA, Inc.
3.83% (dated 12/31/25, due 01/02/26, repurchase price $107,022,767, collateralized by Federal Home Loan Mortgage Corporation, 2.000% to 6.500%, due 4/1/30 to 9/1/55, total market value $110,210,000)	107,000,000	107,000,000
	Par	Value
Mizuho Securities USA, Inc.
3.84% (dated 12/31/25, due 01/02/26, repurchase price $120,025,600, collateralized by U.S. Treasury Notes, 2.750% to 3.625%, due 8/31/27 to 8/15/32, total market value $122,400,060)	$120,000,000	$120,000,000
Natixis S.A.
3.84% (dated 12/31/25, due 01/02/26, repurchase price $100,021,333, collateralized by U.S. Treasury Bonds, U.S. Treasury Notes and U.S. Treasury Bills, 0.000% to 6.500%, due 1/31/26 to 2/15/52, total market value $102,000,000)	100,000,000	100,000,000
TD Securities USA LLC
3.83% (dated 12/31/25, due 01/02/26, repurchase price $80,017,022, collateralized by Government National Mortgage Association and U.S. Treasury Bonds, 1.875% to 6.500%, due 8/15/43 to 6/20/54, total market value $81,600,067)	80,000,000	80,000,000
Total Repurchase Agreements (Cost $810,000,000)		810,000,000
TOTAL INVESTMENTS — 100.9% (Cost $2,041,725,516)		2,041,725,516
Liabilities in Excess of Other Assets — (0.9)%		(18,273,727)
NET ASSETS — 100.0%		$2,023,451,789

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$375,008,192	$—	$375,008,192	$—
Repurchase Agreements	810,000,000	—	810,000,000	—
U.S. Treasury Obligations	856,717,324	—	856,717,324	—
Total Assets - Investments in Securities	$2,041,725,516	$ —	$2,041,725,516	$ —

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
AGENCY OBLIGATIONS — 1.0%
Federal Farm Credit Banks Funding Corporation
0.70%, 01/27/27	$2,000,000	$1,939,772
2.25%, 08/15/29	1,000,000	952,861
1.30%, 02/03/31	870,000	762,046
1.68%, 09/17/35	2,300,000	1,821,221
Federal Home Loan Bank
2.18%, 11/06/29	750,000	708,909
1.61%, 01/27/33	600,000	506,632
Federal Home Loan Mortgage Corporation
4.13%, 11/13/28	2,200,000	2,200,965
Total Agency Obligations (Cost $8,714,838)		8,892,406
ASSET-BACKED SECURITIES — 19.8%
Affirm Asset Securitization Trust, Series 2025-X1, Class A
5.08%, 04/15/30 144A	84,370	84,498
Affirm Asset Securitization Trust, Series 2025-X2, Class A
4.45%, 10/15/30 144A	196,043	196,258
Affirm Master Trust, Series 2025-3A, Class A
4.45%, 10/16/34 144A	485,000	487,204
AGL CLO 28, Ltd., Series 2023-28A, Class AL2
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 5.57%, 01/21/37 144A †	430,000	431,223
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class D
4.99%, 06/15/33 144A	830,321	834,920
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class D
4.94%, 09/15/33 144A	929,905	932,617
American Airlines Pass-Through Trust, Series 2014-1, Class A
3.70%, 10/01/26	131,739	131,268
American Express Credit Account Master Trust, Series 2025-3, Class A
4.51%, 04/15/32	950,000	972,544
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2
4.83%, 03/15/28 144A	995,647	997,899
Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class A2
4.70%, 09/22/31 144A	1,233,743	1,247,296
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR3
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 6.31%, 04/28/37 144A †	450,000	452,595
	Par	Value
Apidos CLO XXIV, Series 2016-24A, Class A1AL
(Floating, CME Term SOFR 3M + 1.21%, 0.95% Floor), 5.10%, 10/20/30 144A † γ	$85,121	$85,208
Ares LVI CLO, Ltd., Series 2020-56A, Class A1R2
(Floating, CME Term SOFR 3M + 1.25%), 5.11%, 01/25/38 144A †	250,000	250,653
ARI Fleet Lease Trust, Series 2024-A, Class A2
5.30%, 11/15/32 144A	81,428	81,932
ARI Fleet Lease Trust, Series 2024-B, Class A2
5.54%, 04/15/33 144A	485,935	489,508
ARI Fleet Lease Trust, Series 2024-B, Class A3
5.26%, 04/15/33 144A	900,000	918,206
ARI Fleet Lease Trust, Series 2025-B, Class A2
4.59%, 03/15/34 144A	2,117,000	2,132,806
AutoNation Finance Trust, Series 2025-1A, Class A2
4.72%, 04/10/28 144A	890,658	892,718
AutoNation Finance Trust, Series 2025-1A, Class A3
4.62%, 11/13/29 144A	34,000	34,330
Avis Budget Rental Car Funding AESOP LLC, Series 2025-1A, Class A
4.80%, 08/20/29 144A	1,250,000	1,271,324
Bain Capital Credit CLO, Ltd., Series 2021-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.20%, 1.20% Floor), 5.08%, 10/20/34 144A †	165,000	165,210
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class A1R
(Floating, CME Term SOFR 3M + 1.53%, 1.53% Floor), 5.41%, 07/20/37 144A †	315,000	316,211
Benefit Street Partners CLO XX, Ltd., Series 2020-20A, Class ARR
(Floating, CME Term SOFR 3M + 1.29%), 5.19%, 07/15/37 144A †	260,000	260,756
BHG Securitization Trust, Series 2025-2CON, Class A
4.84%, 09/17/36 144A	572,913	579,321
Birch Grove CLO 2, Ltd., Series 2021-2A, Class A1R
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.28%, 10/19/37 144A †	250,000	251,062

See Notes to Financial Statements.

	Par	Value
Blueberry Park CLO, Ltd., Series 2024-1A, Class A
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 5.23%, 10/20/37 144A †	$500,000	$501,969
BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1
(Floating, CME Term SOFR 3M + 1.34%, 1.08% Floor), 5.25%, 07/15/31 144A †	74,193	74,255
BofA Auto Trust, Series 2025-1A, Class A2A
4.52%, 11/22/27 144A	658,543	659,761
BRSP, Ltd., Series 2021-FL1, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 5.00%, 08/19/38 144A †	948,972	945,605
BSPRT Issuer LLC, Series 2024-FL11, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.39%, 07/15/39 144A †	1,300,000	1,304,147
BSPRT Issuer, Ltd., Series 2023-FL10, Class A
(Floating, CME Term SOFR 1M + 2.26%, 2.26% Floor), 6.01%, 09/15/35 144A †	838,172	838,857
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 08/15/28	1,200,000	1,187,336
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3
4.62%, 07/16/29	1,500,000	1,515,002
CarMax Auto Owner Trust, Series 2024-4, Class A2A
4.67%, 12/15/27	558,067	558,967
Carmax Auto Owner Trust, Series 2025-1, Class A3
4.84%, 01/15/30	1,500,000	1,522,965
Carmax Auto Owner Trust, Series 2025-2, Class A2A
4.59%, 07/17/28	1,127,637	1,131,166
Carmax Auto Owner Trust, Series 2025-2, Class A3
4.48%, 03/15/30	3,456,000	3,496,332
Cars Alliance Auto Loans Germany V, Series 2024-G1V, Class A
(Floating, Euribor 1M + 0.52%), 2.46%, 01/18/36(E) †	850,297	1,000,191
CARS-DB5 LP, Series 2021-1A, Class A1
1.44%, 08/15/51 144A	1,889,642	1,849,862
Carvana Auto Receivables Trust, Series 2024-P4, Class A3
4.64%, 01/10/30	1,600,000	1,610,351
CCG Receivables Trust, Series 2025-2, Class A2
4.14%, 08/15/34 144A	680,000	682,005
Chase Auto Owner Trust, Series 2024-5A, Class A3
4.18%, 08/27/29 144A	2,200,000	2,208,083
	Par	Value
Chesapeake Funding II LLC, Series 2023-2A, Class A1
6.16%, 10/15/35 144A	$163,347	$165,114
Chesapeake Funding II LLC, Series 2024-1A, Class A1
5.52%, 05/15/36 144A	234,897	237,778
CIFC Funding, Ltd., Series 2020-3A, Class A1R2
(Floating, CME Term SOFR 3M + 1.21%), 5.07%, 10/20/38 144A †	250,000	250,293
CIFC Funding, Ltd., Series 2021-4A, Class BR
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 5.51%, 07/23/37 144A †	250,000	251,224
Citizens Auto Receivables Trust, Series 2023-1, Class A4
5.78%, 10/15/30 144A	3,000,000	3,049,548
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 06/15/29	319,913	322,691
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor), 4.65%, 06/25/52 144A †	121,454	120,048
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	65,332	60,999
College Ave Student Loans LLC, Series 2023-A, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.90%, 1.90% Floor), 5.77%, 05/25/55 144A †	387,197	394,543
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A
4.50%, 11/15/35 144A	590,000	593,714
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.22% on 04/25/35), 6.22%, 09/25/36 STEP	213,833	58,455
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.39%, 12/25/34†	399,658	391,856
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2
4.50%, 05/20/49 144A	1,000,000	977,714
Dell Equipment Finance Trust, Series 2025-1, Class A2
4.68%, 07/22/27 144A	1,310,000	1,314,928
Dell Equipment Finance Trust, Series 2025-1, Class A3
4.61%, 02/24/31 144A	215,000	217,596
Dell Equipment Finance Trust, Series 2025-2, Class A3
4.12%, 03/24/31 144A	1,400,000	1,406,031

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	$1,650,000	$1,604,102
Diamond Issuer LLC, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,680,587
Drive Auto Receivables Trust, Series 2025-2, Class A3
4.14%, 09/15/32	540,000	541,546
Drive Auto Receivables Trust, Series 2025-2, Class D
4.90%, 12/15/32	1,400,000	1,402,019
Drive Auto Receivables Trust, Series 2025-S1, Class R1
6.04%, 06/16/29 144A	759,621	767,089
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class BR
(Floating, CME Term SOFR 3M + 1.71%), 5.62%, 04/15/29 144A †	305,000	305,155
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	59,432	58,822
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	37,519	35,251
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	678,095	610,918
ELFI Graduate Loan Program LLC, Series 2022-A, Class A
4.51%, 08/26/47 144A	294,565	291,584
ELFI Graduate Loan Program LLC, Series 2023-A, Class A
6.37%, 02/04/48 144A	381,005	399,376
Elmwood CLO 30, Ltd., Series 2024-6A, Class A
(Floating, CME Term SOFR 3M + 1.43%, 1.43% Floor), 5.31%, 07/17/37 144A †	685,000	687,169
Enterprise Fleet Financing LLC, Series 2023-1, Class A2
5.51%, 01/22/29 144A	170,394	170,655
Enterprise Fleet Financing LLC, Series 2023-2, Class A2
5.56%, 04/22/30 144A	311,663	313,426
Enterprise Fleet Financing LLC, Series 2024-1, Class A2
5.23%, 03/20/30 144A	190,562	192,028
Enterprise Fleet Financing LLC, Series 2024-1, Class A3
5.16%, 09/20/30 144A	50,000	50,993
Enterprise Fleet Financing LLC, Series 2024-3, Class A3
4.98%, 08/21/28 144A	1,757,000	1,782,654
Enterprise Fleet Financing LLC, Series 2024-3, Class A4
5.06%, 03/20/31 144A	51,000	52,244
	Par	Value
Enterprise Fleet Financing LLC, Series 2024-4, Class A3
4.56%, 11/20/28 144A	$149,000	$150,625
Enterprise Fleet Financing LLC, Series 2025-1, Class A3
4.82%, 02/20/29 144A	1,000,000	1,017,716
Enterprise Fleet Financing LLC, Series 2025-2, Class A2
4.51%, 02/22/28 144A	1,270,000	1,276,229
Enterprise Fleet Financing LLC, Series 2025-2, Class A3
4.41%, 06/20/29 144A	220,000	222,481
Enterprise Fleet Financing LLC, Series 2025-3, Class A3
4.46%, 09/20/29 144A	1,146,000	1,161,509
Enterprise Fleet Financing LLC, Series 2025-4, Class A2
4.05%, 08/20/28 144A	1,100,000	1,102,258
Evergreen Credit Card Trust, Series 2025-1A, Class A
(Floating, U.S. SOFR + 0.59%), 4.54%, 10/15/29 144A †	1,300,000	1,304,903
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3
4.78%, 07/16/29	1,270,000	1,279,313
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A3
4.18%, 12/16/30	1,100,000	1,101,752
FACT SA, Series 2024-1, Class A
(Floating, Euribor 1M + 0.65%), 2.57%, 09/22/31(E) †	669,826	788,931
Ford Auto Securitization Trust, Series 2024-AA, Class A2
5.05%, 07/15/28(C) 144A	1,553,320	1,146,416
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.85%, 08/15/35 144A	1,453,000	1,483,238
Ford Credit Auto Owner Trust, Series 2023-2, Class A
5.28%, 02/15/36 144A	2,000,000	2,069,452
Ford Credit Auto Owner Trust, Series 2025-1, Class A
4.86%, 08/15/37 144A STEP	520,000	535,478
Ford Credit Auto Owner Trust, Series 2025-2, Class A
4.37%, 02/15/38 144A STEP	490,000	495,228
Ford Credit Auto Owner Trust, Series 2025-B, Class A2A
3.88%, 06/15/28	1,000,000	1,000,547
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.25%), 5.23%, 05/15/28 144A †	290,000	291,028
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B
5.31%, 05/15/28 144A	310,000	311,301

See Notes to Financial Statements.

	Par	Value
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A2
(Floating, U.S. 30-Day Average SOFR + 0.77%), 4.75%, 09/15/29 144A †	$1,000,000	$1,004,647
Foundation Finance Trust, Series 2024-1A, Class A
5.50%, 12/15/49 144A	176,109	180,312
Foundation Finance Trust, Series 2025-1A, Class A
4.95%, 04/15/50 144A	201,011	203,678
FS RIALTO, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.33%, 1.33% Floor), 5.07%, 05/16/38 144A †	85,420	85,427
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2
4.71%, 04/15/30 144A	451,369	454,887
GM Financial Automobile Leasing Trust, Series 2025-1, Class A3
4.66%, 02/21/28	2,000,000	2,017,066
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3
4.62%, 12/17/29	1,500,000	1,516,119
GM Financial Consumer Automobile Receivables Trust, Series 2025-2, Class A2A
4.40%, 02/16/28	935,894	937,925
GM Financial Consumer Automobile Receivables Trust, Series 2025-4, Class A3
3.84%, 02/18/31	386,000	386,674
GM Financial Revolving Receivables Trust, Series 2024-1, Class A
4.98%, 12/11/36 144A	214,000	220,399
GM Financial Revolving Receivables Trust, Series 2024-2, Class A
4.52%, 03/11/37 144A	150,000	152,715
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	3,000,000	3,018,598
Golden Credit Card Trust, Series 2022-1A, Class A
1.97%, 01/15/29 144A	2,000,000	1,961,175
Goldentree Loan Management U.S. CLO 8, Ltd., Series 2020-8A, Class ARR
(Floating, CME Term SOFR 3M + 1.15%, 1.15% Floor), 5.03%, 10/20/34 144A †	250,000	250,178
Golub Capital Partners CLO, Ltd., Series 2019-41A, Class AR2
(Floating, CME Term SOFR 3M + 1.33%), 5.21%, 07/20/38 144A †	250,000	250,991
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	29,783	26,620
	Par	Value
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A2
5.28%, 03/15/27 144A	$94,428	$94,832
GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A3
4.49%, 04/16/29 144A	1,000,000	1,012,893
GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A4
4.89%, 06/25/60 144A	97,809	98,624
Honda Auto Receivables Owner Trust, Series 2025-2, Class A2A
4.30%, 01/18/28	1,222,441	1,224,963
HPEFS Equipment Trust, Series 2025-2A, Class A1
4.15%, 10/20/26 144A	1,169,888	1,170,999
Huntington Auto Trust, Series 2024-1A, Class A3
5.23%, 01/16/29 144A	867,283	875,969
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A
4.01%, 10/15/30 144A	2,100,000	2,107,730
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 06/15/29	2,600,000	2,609,433
KKR CLO, Ltd., Series 21, Class A
(Floating, CME Term SOFR 3M + 1.26%), 5.17%, 04/15/31 144A †	89,408	89,465
Kubota Credit Owner Trust, Series 2025-2A, Class A3
4.42%, 09/17/29 144A	2,000,000	2,022,472
Lendmark Funding Trust, Series 2025-1A, Class A
4.94%, 09/20/34 144A	1,270,000	1,286,160
LMDV Issuer Co. LLC, Series 2025-1A, Class A2
5.31%, 12/15/55 144A	1,000,000	1,002,200
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2
5.60%, 09/20/65 144A	92,616	93,499
M&T Bank Auto Receivables Trust, Series 2024-1A, Class A3
5.22%, 02/17/32 144A	694,310	702,147
M&T Equipment Notes, Series 2025-1A, Class A2
4.70%, 12/16/27 144A	53,000	53,279
M&T Equipment Notes, Series 2025-1A, Class A3
4.78%, 09/17/29 144A	1,000,000	1,013,775
Mariner Finance Issuance Trust, Series 2025-AA, Class B
0.00%, 05/20/38 144A	760,000	770,868
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 07/14/31 144A	134,685	136,992

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Monroe Capital MML CLO XV LLC, Series 2023-1A, Class AR
(Floating, CME Term SOFR 3M + 1.27%), 5.13%, 09/23/35 144A †	$570,000	$570,004
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	195,312	189,748
Navient Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 1.01%), 4.76%, 11/15/68 144A †	32,552	32,491
Navient Private Education Refinancing Loan Trust, Series 2018-DA, Class A2A
4.00%, 12/15/59 144A	119,582	119,049
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	43,947	43,519
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, CME Term SOFR 1M + 1.03%), 4.78%, 05/15/68 144A †	92,844	92,897
Navient Private Education Refinancing Loan Trust, Series 2019-GA, Class A
2.40%, 10/15/68 144A	76,030	74,262
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	281,400	269,027
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	128,822	122,312
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	185,364	175,567
Navient Private Education Refinancing Loan Trust, Series 2020-IA, Class A1B
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 4.86%, 04/15/69 144A †	769,108	765,403
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	25,203	23,181
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	202,918	186,309
	Par	Value
Navient Refinance Loan Trust, Series 2025-C, Class A
4.80%, 10/15/55 144A	$484,789	$486,481
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 4.79%, 07/26/66 144A †	466,737	464,740
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	2,910	2,910
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	87,659	86,471
Navient Student Loan Trust, Series 2019-BA, Class A2B
(Floating, CME Term SOFR 1M + 1.09%), 4.84%, 12/15/59 144A †	76,421	76,340
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A
5.59%, 04/25/29 144A	292,000	293,430
Navistar Financial Dealer Note Master Owner Trust, Series 2025-1, Class A
4.18%, 09/25/30 144A	1,000,000	1,004,862
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 4.79%, 09/25/65 144A †	264,272	264,653
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	272,756	257,976
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	255,495	242,405
Nelnet Student Loan Trust, Series 2025-1A, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.75%), 4.91%, 10/25/33 144A †	400,000	400,110
Nelnet Student Loan Trust, Series 2025-AA, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.10%), 5.08%, 03/15/57 144A †	258,544	257,945
Nelnet Student Loan Trust, Series 2025-BA, Class A1A
4.84%, 05/17/55 144A	935,711	940,463
Nelnet Student Loan Trust, Series 2025-BA, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.35%), 5.33%, 05/17/55 144A †	336,856	339,601

See Notes to Financial Statements.

	Par	Value
Nelnet Student Loan Trust, Series 2025-CA, Class A1A
4.67%, 06/22/65 144A	$955,653	$953,915
Nelnet Student Loan Trust, Series 2025-CA, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.35%), 5.27%, 06/22/65 144A †	449,157	452,944
Neuberger Berman Loan Advisers CLO 50, Ltd., Series 2022-50A, Class AR
(Floating, CME Term SOFR 3M + 1.25%, 1.25% Floor), 5.11%, 07/23/36 144A	330,000	330,480
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2
4.23%, 10/15/30 144A	890,000	893,154
NMEF Funding LLC, Series 2025-B, Class A2
4.64%, 01/18/33 144A	540,000	542,333
OCP CLO, Ltd., Series 2020-8RA, Class AR2
(Floating, CME Term SOFR 3M + 1.22%), 5.10%, 10/17/38 144A †	355,000	355,745
OHA Credit Funding 3, Ltd., Series 2019-3A, Class AR2
(Floating, CME Term SOFR 3M + 1.32%), 5.20%, 01/20/38 144A †	250,000	250,910
OHA Credit Partners XVI, Series 2021-16A, Class AR
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 5.23%, 10/18/37 144A †	330,000	331,318
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A
5.41%, 11/14/29 144A	3,080,000	3,104,075
OneMain Financial Issuance Trust, Series 2022-2A, Class A
4.89%, 10/14/34 144A	225,793	225,984
OneMain Financial Issuance Trust, Series 2022-3A, Class A
5.94%, 05/15/34 144A	456,606	458,294
OneMain Financial Issuance Trust, Series 2025-1A, Class A
4.82%, 07/14/38 144A	1,900,000	1,924,670
Oportun Issuance Trust, Series 2025-B, Class A
4.88%, 05/09/33 144A	880,000	883,768
Oportun Issuance Trust, Series 2025-C, Class A
4.49%, 07/08/33 144A	1,280,000	1,283,120
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A
3.60%, 10/25/40 144A	444,000	433,068
Palmer Square CLO, Ltd., Series 2024-2A, Class A1
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.28%, 07/20/37 144A †	250,000	251,028
	Par	Value
Palmer Square Loan Funding, Ltd., Series 2025-3A, Class A1
(Floating, CME Term SOFR 3M + 0.95%), 4.66%, 01/15/34 144A †	$370,000	$370,118
Park Blue CLO, Ltd., Series 2024-5A, Class A1
(Floating, CME Term SOFR 3M + 1.48%, 1.48% Floor), 5.34%, 07/25/37 144A †	325,000	326,184
PFS Financing Corporation, Series 2023-A, Class A
5.80%, 03/15/28 144A	1,097,000	1,100,866
PFS Financing Corporation, Series 2023-C, Class A
5.52%, 10/15/28 144A	1,000,000	1,011,726
PFS Financing Corporation, Series 2024-B, Class A
4.95%, 02/15/29 144A	2,400,000	2,426,368
PFS Financing Corporation, Series 2024-D, Class A
5.34%, 04/15/29 144A	160,000	162,886
PFS Financing Corporation, Series 2025-B, Class A
4.85%, 02/15/30 144A	456,000	464,708
PFS Financing Corporation, Series 2025-D, Class A
4.47%, 05/15/30 144A	1,270,000	1,285,308
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II
5.65%, 12/06/55 144A	80,000	80,346
Point Broadband Funding LLC, Series 2025-1A, Class A2
5.34%, 07/20/55 144A	69,000	69,617
Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A3
4.81%, 09/22/28 144A	411,345	412,662
Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3
5.79%, 01/22/29 144A	199,763	201,325
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3
4.44%, 01/22/30 144A	1,097,000	1,101,382
Post Road Equipment Finance LLC, Series 2025-1A, Class A2
4.90%, 05/15/31 144A	552,769	557,352
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, CME Term SOFR 1M + 1.36%), 5.09%, 07/25/51 144A †	28,517	28,472
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	125,257	119,247
QTS Issuer ABS I LLC, Series 2025-1A, Class A2
5.44%, 05/25/55 144A	730,000	735,816
QTS Issuer ABS II LLC, Series 2025-1A, Class A2
5.04%, 10/05/55 144A	266,000	264,325

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
RCKT Mortgage Trust, Series 2024-CES1, Class A1A
6.03%, 02/25/44 144A	$176,229	$177,811
RCKT Mortgage Trust, Series 2025-CES10, Class A1A
(Step to 5.89% on 11/25/29), 4.89%, 11/01/55 144A STEP	1,370,778	1,373,546
RCKT Mortgage Trust, Series 2025-CES2, Class A1A
(Step to 6.50% on 03/25/29), 5.50%, 02/25/55 144A STEP	805,485	813,413
RCKT Mortgage Trust, Series 2025-CES5, Class A1A
(Step to 6.69% on 06/25/29), 5.69%, 05/25/55 144A STEP	1,183,299	1,199,547
RCKT Mortgage Trust, Series 2025-CES6, Class A1A
(Step to 6.47% on 07/25/29), 5.47%, 06/25/55 144A STEP	444,337	448,982
RCKT Mortgage Trust, Series 2025-CES7, Class A1A
(Step to 6.38% on 08/25/29), 5.38%, 07/25/55 144A STEP	919,819	929,531
RCKT Mortgage Trust, Series 2025-CES9, Class A1A
(Step to 5.80% on 10/25/29), 4.80%, 09/25/55 144A STEP	675,508	674,876
Regional Management Issuance Trust, Series 2024-1, Class A
5.83%, 07/15/36 144A	103,000	105,053
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	100,000	100,811
Regional Management Issuance Trust, Series 2025-1, Class A
4.99%, 04/17/34 144A	1,310,000	1,319,885
Republic Finance Issuance Trust, Series 2025-A, Class A
4.59%, 11/20/34 144A	970,000	974,660
RR 21, Ltd., Series 2022-21A, Class A1AR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.30%, 07/15/39 144A † γ	250,000	250,945
Sagard-Halseypoint CLO 10, Ltd., Series 2025-10A, Class A1
(Floating, CME Term SOFR 3M + 1.35%), 5.23%, 10/20/38 144A †	250,000	250,849
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3
6.02%, 09/15/28	308,894	309,774
Santander Drive Auto Receivables Trust, Series 2024-S1, Class R1
6.53%, 03/16/29 144A	820,181	820,160
SBNA Auto Lease Trust, Series 2024-C, Class A3
4.56%, 02/22/28 144A	874,609	876,790
SBNA Auto Lease Trust, Series 2025-A, Class A3
4.83%, 04/20/28 144A	1,000,000	1,006,524
	Par	Value
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3
5.33%, 11/20/29 144A	$2,982,329	$3,015,468
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A1R
(Floating, CME Term SOFR 3M + 1.55%, 1.55% Floor), 5.41%, 04/25/37 144A †	400,000	401,536
Signal Peak CLO 8, Ltd., Series 2020-8A, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 5.27%, 10/20/37 144A †	1,000,000	1,004,127
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, CME Term SOFR 3M + 0.66%), 4.38%, 06/15/33†	38,983	38,878
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, CME Term SOFR 3M + 0.50%), 4.22%, 12/16/41†	69,078	68,461
SLM Private Education Loan Trust, Series 2010-C, Class A5
(Floating, CME Term SOFR 1M + 4.86%), 8.61%, 10/15/41 144A †	52,026	54,745
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, CME Term SOFR 1M + 0.83%), 4.58%, 01/15/37 144A †	65,595	65,556
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	271,076	263,553
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 0.94%), 4.69%, 09/15/37 144A †	27,108	27,102
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, CME Term SOFR 1M + 0.96%), 4.70%, 09/15/54 144A †	879,926	877,623
SMB Private Education Loan Trust, Series 2021-A, Class APL
5.45%, 01/15/53 144A †	331,545	328,694
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	68,979	67,555
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	455,082	431,399
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.34%, 03/17/53 144A	299,979	284,284
SMB Private Education Loan Trust, Series 2022-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 5.78%, 10/15/58 144A †	517,072	527,117

See Notes to Financial Statements.

	Par	Value
SMB Private Education Loan Trust, Series 2023-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 5.48%, 01/15/53 144A †	$227,764	$229,622
SMB Private Education Loan Trust, Series 2023-C, Class A1A
5.67%, 11/15/52 144A	121,899	125,349
SMB Private Education Loan Trust, Series 2024-A, Class A1A
5.24%, 03/15/56 144A	235,433	240,030
SMB Private Education Loan Trust, Series 2024-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 5.43%, 03/15/56 144A †	784,778	793,242
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	322,436	331,451
SMB Private Education Loan Trust, Series 2024-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor), 5.07%, 07/05/53 144A †	309,230	307,183
SMB Private Education Loan Trust, Series 2024-F, Class A1A
5.06%, 03/16/54 144A	336,253	340,952
SoFi Consumer Loan Program Trust, Series 2025-1, Class A
4.80%, 02/27/34 144A	654,046	656,602
SoFi Consumer Loan Program Trust, Series 2025-2, Class A
4.82%, 06/25/34 144A	386,638	388,972
SoFi Personal Loan Trust, Series 2024-1A, Class A
6.06%, 02/12/31 144A	68,301	67,924
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	28,178	27,783
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	17,582	17,496
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	141,334	136,838
SoFi Professional Loan Program Trust, Series 2021-A, Class AFX
1.03%, 08/17/43 144A	100,854	89,492
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,588,373
STORE Master Funding LLC, Series 2025-1A, Class A1
4.76%, 10/20/55 144A	469,412	469,510
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	793,333	804,012
Summit Issuer LLC, Series 2025-1A, Class A2
5.21%, 11/20/55 144A	171,000	171,946
	Par	Value
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	$1,100,000	$1,103,980
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 07/15/29	1,200,000	1,210,297
Synchrony Card Issuance Trust, Series 2025-A1, Class A
4.78%, 02/15/31	1,500,000	1,526,971
Toyota Lease Owner Trust, Series 2025-A, Class A3
4.75%, 02/22/28 144A	2,900,000	2,928,914
TRESTLES CLO, Ltd., Series 2017-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.46%, 1.46% Floor), 5.32%, 07/25/37 144A †	250,000	251,006
Trillium Credit Card Trust II, Series 2025-1A, Class A
(Floating, U.S. SOFR + 0.59%), 4.40%, 09/26/30 144A †	900,000	903,456
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2
(Floating, CME Term SOFR 3M + 1.05%), 4.91%, 04/25/33 144A †	402,610	402,817
United Airlines Pass-Through Trust, Series 2014-2, Class A
3.75%, 09/03/26	222,657	222,466
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	51,009	52,343
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26	9,165	9,165
UPX HIL Issuer Trust, Series 2025-1, Class A
5.16%, 01/25/47 144A	107,639	108,582
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2
5.24%, 11/15/55 144A	616,000	611,855
VB-S1 Issuer LLC, Series 2024-1A, Class F
8.87%, 05/15/54 144A	300,000	310,833
Verizon Master Trust, Series 2024-2, Class A
4.83%, 12/22/31 144A	113,000	115,903
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 08/20/30	1,100,000	1,107,505
Verizon Master Trust, Series 2025-4, Class A
4.76%, 03/21/33 144A	1,310,000	1,344,559
Veros Auto Receivables Trust, Series 2025-1, Class A
5.31%, 09/15/28 144A	718,544	721,147
Westlake Automobile Receivables Trust, Series 2023-1A, Class D
6.79%, 11/15/28 144A	1,600,000	1,637,064

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Westlake Automobile Receivables Trust, Series 2024-1A, Class B
5.55%, 11/15/27 144A	$700,000	$703,068
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3
4.22%, 06/15/29 144A	850,000	853,279
Westlake Automobile Receivables Trust, Series 2025-P1, Class A3
4.58%, 06/15/29 144A	131,000	132,278
Wheels Fleet Lease Funding 1 LLC, Series 2025-3A, Class A1
4.08%, 09/18/40 144A	2,100,000	2,107,316
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,034,250	1,003,225
Total Asset-Backed Securities (Cost $177,711,620)		178,534,418
CORPORATE BONDS — 26.8%
AAR Escrow Issuer LLC
6.75%, 03/15/29 144A	245,000	253,641
Adventist Health System
4.74%, 12/01/30	1,000,000	1,005,201
AES Corporation (The)
1.38%, 01/15/26	1,700,000	1,698,065
AGCO Corporation
5.45%, 03/21/27	310,000	314,380
Air Lease Corporation
2.88%, 01/15/26Δ	1,600,000	1,599,156
Albertsons Cos., Inc.
5.50%, 03/31/31 144A	155,000	156,918
Alliant Energy Finance LLC
5.40%, 06/06/27 144A	380,000	385,441
Allison Transmission, Inc.
4.75%, 10/01/27 144A Δ	590,000	589,576
Ally Financial, Inc.
(Variable, U.S. SOFR Index + 1.96%), 5.74%, 05/15/29^	265,000	271,894
(Variable, U.S. SOFR + 2.82%), 6.85%, 01/03/30^	640,000	679,634
Alphabet, Inc.
3.88%, 11/15/28	1,280,000	1,287,076
4.10%, 11/15/30	210,000	210,927
Amazon.com, Inc.
3.90%, 11/20/28	110,000	110,415
4.10%, 11/20/30	80,000	80,183
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	660,000	669,975
American Airlines, Inc.
5.50%, 04/20/26 144A	266,666	267,184
American Express Co.
(Variable, U.S. SOFR Index + 0.75%), 5.65%, 04/23/27^	650,000	653,198
(Variable, U.S. SOFR + 0.97%), 5.39%, 07/28/27^	2,015,000	2,030,943
(Variable, U.S. SOFR + 1.26%), 4.73%, 04/25/29^	1,235,000	1,254,621
	Par	Value
(Variable, U.S. SOFR + 0.81%), 4.35%, 07/20/29^	$1,100,000	$1,108,577
American Honda Finance Corporation
(Floating, U.S. SOFR + 0.62%), 4.47%, 12/11/26†	2,000,000	2,003,490
(Floating, U.S. SOFR + 0.73%), 4.58%, 03/08/27†	200,000	200,525
American National Global Funding
5.55%, 01/28/30 144A	650,000	668,617
5.25%, 06/03/30 144A	440,000	448,050
American Tower Corporation REIT
1.60%, 04/15/26	1,500,000	1,489,853
3.55%, 07/15/27	158,000	156,875
5.20%, 02/15/29	98,000	100,942
2.90%, 01/15/30Δ	162,000	154,009
5.00%, 01/31/30	630,000	645,997
4.90%, 03/15/30	355,000	363,002
Amgen, Inc.
4.05%, 08/18/29	151,000	150,998
Amrize Finance U.S. LLC
4.60%, 04/07/27	800,000	805,684
4.70%, 04/07/28	990,000	1,002,655
Antero Resources Corporation
5.38%, 03/01/30 144A	1,055,000	1,070,228
Applied Materials, Inc.
4.00%, 01/15/31	150,000	149,448
AppLovin Corporation
5.13%, 12/01/29	799,000	820,612
Arbor Realty SR, Inc.
8.50%, 12/15/28 144A Δ	380,000	378,702
7.88%, 07/15/30 144A	660,000	628,645
Archer-Daniels-Midland Co.
3.25%, 03/27/30Δ	710,000	686,801
Ares Strategic Income Fund
5.45%, 09/09/28 144A	1,120,000	1,130,611
Arrow Electronics, Inc.
5.15%, 08/21/29	700,000	717,371
AS Mileage Plan IP, Ltd.
5.02%, 10/20/29 144A	380,000	383,582
Ashtead Capital, Inc.
4.25%, 11/01/29 144A	685,000	678,242
Athene Global Funding
(Floating, U.S. SOFR Index + 0.75%), 4.72%, 07/16/26 144A †	1,000,000	1,001,603
5.52%, 03/25/27 144A	2,000,000	2,032,267
4.83%, 05/09/28 144A	670,000	676,343
5.53%, 07/11/31 144A	660,000	677,710
5.32%, 11/13/31 144A	670,000	680,632
Aviation Capital Group LLC
4.75%, 04/14/27 144A	305,000	306,789
Axon Enterprise, Inc.
6.13%, 03/15/30 144A	885,000	915,797
Ball Corporation
6.00%, 06/15/29	465,000	479,176

See Notes to Financial Statements.

	Par	Value
Bank of America Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ Δ ^	$680,000	$673,014
(Variable, U.S. SOFR + 0.91%), 1.66%, 03/11/27^	800,000	796,317
(Variable, U.S. SOFR + 0.96%), 1.73%, 07/22/27^	460,000	454,222
(Variable, U.S. SOFR + 2.04%), 4.95%, 07/22/28^	655,000	664,652
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	23,000	22,746
(Variable, U.S. SOFR + 0.83%), 4.98%, 01/24/29^	1,240,000	1,263,674
(Variable, U.S. SOFR + 1.11%), 4.62%, 05/09/29^	1,475,000	1,495,259
(Variable, U.S. SOFR + 1.00%), 5.16%, 01/24/31^	20,000	20,667
Bank of New York Mellon (The)
(Variable, U.S. SOFR + 0.69%), 4.59%, 04/20/27Δ ^	415,000	415,776
(Variable, U.S. SOFR + 1.14%), 4.73%, 04/20/29^	440,000	447,363
Bank of New York Mellon Corporation (The)
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 02/07/28^	670,000	667,077
Beignet Investor LLC
6.58%, 05/30/49 144A	280,000	296,928
Berry Global, Inc.
4.88%, 07/15/26 144A	233,000	233,052
Big River Steel LLC
6.63%, 01/31/29 144A	260,000	262,441
Blackstone Private Credit Fund
3.25%, 03/15/27	700,000	688,400
Blue Owl Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	343,020
6.75%, 04/04/29Δ	1,325,000	1,356,198
BMW U.S. Capital LLC
(Floating, U.S. SOFR Index + 0.78%), 4.64%, 03/19/27 144A †	300,000	301,229
4.15%, 08/11/27 144A	270,000	271,298
(Floating, U.S. SOFR + 0.71%), 4.60%, 08/11/27 144A †	1,900,000	1,905,437
5.05%, 03/21/30 144A	655,000	673,159
Boeing Co. (The)
2.75%, 02/01/26	1,400,000	1,398,410
2.20%, 02/04/26	1,200,000	1,197,767
6.26%, 05/01/27	570,000	585,143
6.30%, 05/01/29	140,000	148,699
5.15%, 05/01/30	120,000	123,464
Brandywine Operating Partnership LP REIT
6.13%, 01/15/31Δ	560,000	544,939
Brighthouse Financial Global Funding
1.55%, 05/24/26 144A	300,000	296,822
	Par	Value
Brink's Co. (The)
6.50%, 06/15/29 144A	$125,000	$129,504
Broadcom, Inc.
5.05%, 07/12/29	527,000	543,116
4.20%, 10/15/30Δ	70,000	70,045
4.15%, 11/15/30	43,000	42,879
Brown & Brown, Inc.
4.70%, 06/23/28Δ	245,000	248,094
Bunge, Ltd. Finance Corporation
4.20%, 09/17/29	675,000	676,910
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.44%), 7.15%, 10/29/27Δ ^	930,000	952,461
(Variable, U.S. SOFR + 1.79%), 3.27%, 03/01/30^	705,000	685,273
(Variable, U.S. SOFR + 1.25%), 4.49%, 09/11/31^	75,000	74,960
Cargill, Inc.
4.50%, 06/24/26 144A	655,000	657,081
4.63%, 02/11/28 144A	655,000	665,154
Carnival Corporation
4.00%, 08/01/28 144A	785,000	773,834
5.13%, 05/01/29 144A	210,000	212,434
5.75%, 03/15/30 144A	260,000	267,886
Caterpillar Financial Services Corporation
4.38%, 08/16/29Δ	655,000	665,384
CCO Holdings LLC
5.13%, 05/01/27 144A	1,330,000	1,328,943
Celanese U.S. Holdings LLC
6.85%, 11/15/28	29,000	30,363
Cencora, Inc.
4.63%, 12/15/27	350,000	354,798
Chart Industries, Inc.
7.50%, 01/01/30 144A	125,000	130,437
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	101,000	98,782
Cheniere Energy Partners LP
4.50%, 10/01/29	516,000	517,437
Citigroup, Inc.
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27^	380,000	375,700
(Variable, CME Term SOFR 3M + 1.82%), 3.89%, 01/10/28^	670,000	669,014
(Variable, U.S. SOFR + 1.14%), 4.64%, 05/07/28^	1,708,000	1,722,096
(Variable, U.S. SOFR + 0.87%), 4.79%, 03/04/29Δ ^	1,530,000	1,552,571
(Variable, U.S. SOFR + 1.17%), 4.50%, 09/11/31^	850,000	853,916
Clarivate Science Holdings Corporation
3.88%, 07/01/28 144A	330,000	320,596
CNH Industrial Capital LLC
1.88%, 01/15/26Δ	1,340,000	1,338,928

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/26 144A Δ	$755,000	$762,174
Comerica, Inc.
(Variable, U.S. SOFR + 2.16%), 5.98%, 01/30/30^	1,305,000	1,361,918
Conagra Brands, Inc.
5.30%, 10/01/26	975,000	983,489
Consumers Energy Co.
4.50%, 01/15/31	115,000	116,506
Corebridge Financial, Inc.
3.65%, 04/05/27	600,000	596,639
Crown Castle, Inc. REIT
3.70%, 06/15/26	2,665,000	2,659,494
Daimler Truck Finance North America LLC
4.30%, 08/12/27 144A	150,000	150,776
5.13%, 09/25/27 144A	1,205,000	1,225,149
4.95%, 01/13/28 144A	350,000	355,552
Darden Restaurants, Inc.
4.35%, 10/15/27	640,000	643,513
Dell International LLC
4.15%, 02/15/29	920,000	919,966
Delta Air Lines, Inc.
4.75%, 10/20/28 144A	660,000	664,186
Diamondback Energy, Inc.
3.50%, 12/01/29	200,000	194,271
5.15%, 01/30/30	130,000	133,978
Dominion Energy, Inc.
5.00%, 06/15/30	66,000	67,900
Drawbridge Special Opportunities Fund LP
5.95%, 09/17/30 144A	820,000	783,442
DTE Energy Co.
4.95%, 07/01/27	455,000	461,255
Duke Energy Carolinas LLC
4.85%, 03/15/30Δ	127,000	130,985
Duke Energy Corporation
2.65%, 09/01/26	271,000	268,760
4.85%, 01/05/27	400,000	403,898
4.30%, 03/15/28	37,000	37,225
4.85%, 01/05/29Δ	126,000	128,781
Duke Energy Progress LLC
5.10%, 03/15/34	655,000	676,511
Eli Lilly & Co.
4.25%, 03/15/31	345,000	348,052
EMRLD Borrower LP
6.63%, 12/15/30 144A	300,000	313,072
Enerflex, Inc.
6.88%, 01/15/31 144A	180,000	184,162
Energy Transfer LP
6.05%, 12/01/26	1,330,000	1,351,870
4.20%, 04/15/27	78,000	78,071
6.10%, 12/01/28	152,000	159,848
5.25%, 07/01/29	100,000	103,026
EOG Resources, Inc.
4.40%, 07/15/28	435,000	440,120
EQT Corporation
3.13%, 05/15/26 144A	1,480,000	1,471,774
	Par	Value
6.50%, 07/01/27	$100,000	$101,989
3.90%, 10/01/27	62,000	61,778
5.50%, 07/15/28	220,000	223,558
4.50%, 01/15/29	415,000	416,256
5.00%, 01/15/29	135,000	136,962
6.38%, 04/01/29	350,000	362,372
7.00%, 02/01/30	292,000	317,509
7.50%, 06/01/30	540,000	595,285
4.75%, 01/15/31	230,000	231,800
Equinix Europe 2 Financing Corporation LLC REIT
4.60%, 11/15/30	160,000	160,662
Equinix, Inc. REIT
1.80%, 07/15/27	368,000	355,823
3.20%, 11/18/29	420,000	403,713
2.15%, 07/15/30	42,000	38,166
Equitable America Global Funding
3.95%, 09/15/27 144A	290,000	289,849
Equitable Financial Life Global Funding
5.00%, 03/27/30 144A	795,000	814,167
Evergy Kansas Central, Inc.
4.70%, 03/13/28	525,000	533,426
Eversource Energy
4.45%, 12/15/30	90,000	89,644
Exelon Corporation
5.15%, 03/15/28	84,000	85,878
5.15%, 03/15/29	80,000	82,342
Expand Energy Corporation
5.38%, 03/15/30	212,000	215,003
F&G Annuities & Life, Inc.
7.40%, 01/13/28	635,000	665,279
Fifth Third Bancorp
(Variable, U.S. SOFR Index + 2.19%), 6.36%, 10/27/28^	650,000	676,556
FirstEnergy Corporation
3.90%, 07/15/27	312,000	310,995
2.65%, 03/01/30Δ	36,000	33,622
FirstEnergy Transmission LLC
4.55%, 01/15/30	48,000	48,433
Ford Motor Credit Co. LLC
4.39%, 01/08/26Δ	300,000	300,021
5.13%, 11/05/26	1,900,000	1,911,014
6.80%, 05/12/28	1,305,000	1,362,412
5.88%, 11/07/29	220,000	226,067
Foundry JV Holdco LLC
5.50%, 01/25/31 144A	200,000	206,821
Franklin BSP Capital Corporation
6.00%, 10/02/30 144A Δ	275,000	273,231
FS KKR Capital Corporation
3.40%, 01/15/26	300,000	299,890
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	280,000	280,941
General Motors Financial Co., Inc.
1.25%, 01/08/26	1,350,000	1,349,349
5.40%, 04/06/26	1,310,000	1,314,683
5.40%, 05/08/27	415,000	421,986
5.35%, 07/15/27	945,000	962,053

See Notes to Financial Statements.

	Par	Value
Glencore Funding LLC
1.63%, 04/27/26 144A	$1,383,000	$1,371,788
4.00%, 03/27/27 144A	529,000	528,768
5.34%, 04/04/27 144A	545,000	553,821
4.91%, 04/01/28 144A	102,000	103,766
5.37%, 04/04/29 144A	298,000	307,866
5.19%, 04/01/30 144A Δ	30,000	30,880
2.50%, 09/01/30 144A	72,000	66,091
Global Payments, Inc.
1.20%, 03/01/26Δ	2,200,000	2,189,883
4.88%, 11/15/30	145,000	145,353
Goldman Sachs Bank U.S.A.
(Floating, U.S. SOFR + 0.75%), 4.63%, 05/21/27†	3,000,000	3,004,792
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 0.80%), 1.43%, 03/09/27^	380,000	378,085
(Variable, U.S. SOFR + 0.82%), 1.54%, 09/10/27^	660,000	648,677
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27^	228,000	224,211
(Variable, U.S. SOFR + 1.32%), 4.94%, 04/23/28^	1,349,000	1,364,849
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	660,000	664,834
(Variable, U.S. SOFR + 0.90%), 4.15%, 10/21/29^	2,013,000	2,013,407
(Variable, U.S. SOFR + 1.77%), 6.48%, 10/24/29^	130,000	137,966
(Variable, U.S. SOFR + 1.21%), 5.05%, 07/23/30^	195,000	199,988
(Variable, U.S. SOFR + 1.08%), 5.21%, 01/28/31^	58,000	59,982
(Variable, U.S. SOFR + 1.06%), 4.37%, 10/21/31^	852,000	851,115
Goldman Sachs Private Credit Corporation
5.38%, 01/31/29 144A	620,000	623,019
Golub Capital BDC, Inc.
2.50%, 08/24/26	690,000	679,729
Golub Capital Private Credit Fund
5.80%, 09/12/29	660,000	668,905
Group 1 Automotive, Inc.
6.38%, 01/15/30 144A	165,000	170,136
Guardian Life Global Funding
3.25%, 03/29/27 144A	655,000	650,706
4.80%, 04/28/30 144A	340,000	347,926
4.40%, 12/11/30 144A	310,000	311,603
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31Δ	530,000	545,603
Harvest Midstream I LP
7.50%, 09/01/28 144A	655,000	665,185
HAT Holdings I LLC
3.38%, 06/15/26 144A	670,000	665,880
HCA, Inc.
5.00%, 03/01/28	1,230,000	1,253,650
5.63%, 09/01/28	553,000	570,829
4.13%, 06/15/29	119,000	118,723
	Par	Value
5.25%, 03/01/30	$250,000	$258,352
3.50%, 09/01/30	300,000	288,896
4.30%, 11/15/30	185,000	184,535
Hess Midstream Operations LP
5.88%, 03/01/28 144A	735,000	750,644
6.50%, 06/01/29 144A	190,000	197,214
Hewlett Packard Enterprise Co.
4.15%, 09/15/28	885,000	886,277
Hexcel Corporation
4.20%, 02/15/27	750,000	748,823
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29 144A	265,000	271,878
Honeywell International, Inc.
4.70%, 02/01/30	160,000	163,706
Hormel Foods Corporation
4.80%, 03/30/27	655,000	662,441
Host Hotels & Resorts LP REIT
4.25%, 12/15/28	185,000	185,322
HPS Corporate Lending Fund
5.30%, 06/05/27 144A	1,490,000	1,500,129
Humana, Inc.
5.38%, 04/15/31	100,000	103,503
Huntington Bancshares, Inc.
(Variable, U.S. SOFR + 1.97%), 4.44%, 08/04/28^	670,000	673,930
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	1,600,000	1,655,208
Huntington National Bank (The)
(Variable, U.S. SOFR + 0.72%), 4.87%, 04/12/28^	690,000	696,101
Hyatt Hotels Corporation
5.05%, 03/30/28	400,000	407,608
Hyundai Capital America
5.65%, 06/26/26 144A Δ	2,200,000	2,216,418
4.85%, 03/25/27 144A	970,000	979,209
5.68%, 06/26/28 144A	650,000	671,310
5.15%, 03/27/30 144A	300,000	307,848
IQVIA, Inc.
5.00%, 05/15/27 144A	200,000	200,038
Iron Mountain, Inc. REIT
7.00%, 02/15/29 144A	255,000	262,108
John Deere Capital Corporation
4.40%, 09/08/31	670,000	677,449
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 0.89%), 1.58%, 04/22/27^	500,000	496,330
(Variable, U.S. SOFR + 0.77%), 1.47%, 09/22/27^	245,000	240,594
(Variable, U.S. SOFR + 1.19%), 5.04%, 01/23/28^	1,910,000	1,930,481
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,000,000	1,020,277
(Variable, U.S. SOFR + 0.93%), 4.98%, 07/22/28^	755,000	766,856
(Variable, U.S. SOFR + 0.86%), 4.51%, 10/22/28^	1,379,000	1,392,894
(Variable, U.S. SOFR + 0.80%), 4.92%, 01/24/29^	2,514,000	2,561,912

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Variable, U.S. SOFR + 1.02%), 2.07%, 06/01/29^	$397,000	$379,518
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	417,000	430,026
(Variable, U.S. SOFR + 1.13%), 5.00%, 07/22/30^	106,000	108,922
(Variable, U.S. SOFR + 1.01%), 5.14%, 01/24/31^	15,000	15,520
(Variable, U.S. SOFR + 1.44%), 5.10%, 04/22/31^	359,000	371,133
(Variable, U.S. SOFR + 0.93%), 4.26%, 10/22/31^	135,000	134,781
KFC Holding Co.
4.75%, 06/01/27 144A	265,000	264,863
Kyndryl Holdings, Inc.
2.05%, 10/15/26	1,000,000	983,968
LYB International Finance III LLC
5.13%, 01/15/31	45,000	45,231
M&T Bank Corporation
(Variable, U.S. SOFR + 0.93%), 4.83%, 01/16/29Δ ^	515,000	523,474
Macy's Retail Holdings LLC
5.88%, 03/15/30 144A	220,000	222,257
Main Street Capital Corporation
3.00%, 07/14/26Δ	680,000	675,186
5.40%, 08/15/28Δ	540,000	543,149
Manufacturers & Traders Trust Co.
(Variable, U.S. SOFR + 0.95%), 4.76%, 07/06/28^	930,000	938,823
Marriott International, Inc.
4.20%, 07/15/27Δ	285,000	286,249
Mars, Inc.
4.45%, 03/01/27 144A	680,000	685,164
5.00%, 03/01/32 144A	300,000	309,773
Medline Borrower LP
3.88%, 04/01/29 144A	625,000	610,628
Mercedes-Benz Finance North America LLC
4.65%, 04/01/27 144A	1,550,000	1,564,634
Meritage Homes Corporation
5.13%, 06/06/27	580,000	584,240
Met Tower Global Funding
5.25%, 04/12/29 144A	650,000	672,856
Meta Platforms, Inc.
4.20%, 11/15/30	690,000	692,544
Microchip Technology, Inc.
4.90%, 03/15/28	550,000	557,880
Micron Technology, Inc.
5.30%, 01/15/31	135,000	140,097
MidAmerican Energy Co.
3.65%, 04/15/29	690,000	682,542
Morgan Stanley
(Variable, U.S. SOFR + 0.88%), 1.59%, 05/04/27^	330,000	327,167
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	2,100,000	2,142,171
(Variable, CME Term SOFR 3M + 1.40%), 3.77%, 01/24/29^	57,000	56,705
(Variable, U.S. SOFR + 1.38%), 4.99%, 04/12/29^	1,185,000	1,208,978
	Par	Value
(Variable, U.S. SOFR + 0.91%), 4.13%, 10/18/29^	$440,000	$440,050
(Variable, U.S. SOFR + 1.45%), 5.17%, 01/16/30^	220,000	226,121
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	221,000	230,470
Morgan Stanley Bank NA
(Variable, U.S. SOFR + 1.08%), 4.95%, 01/14/28^	730,000	737,030
(Variable, U.S. SOFR + 0.93%), 4.97%, 07/14/28^	765,000	776,000
(Variable, U.S. SOFR + 0.91%), 5.02%, 01/12/29^	655,000	667,478
Morgan Stanley Private Bank NA
(Variable, U.S. SOFR + 0.77%), 4.47%, 07/06/28^	875,000	881,175
(Variable, U.S. SOFR + 0.78%), 4.20%, 11/17/28^	1,005,000	1,008,478
(Variable, U.S. SOFR + 1.02%), 4.47%, 11/19/31^	250,000	250,837
Mosaic Co. (The)
4.35%, 01/15/29	290,000	291,069
Mutual of Omaha Cos. Global Funding
5.00%, 04/01/30 144A	1,315,000	1,347,103
National Fuel Gas Co.
5.50%, 10/01/26	1,500,000	1,515,454
Navient Corporation
9.38%, 07/25/30Δ	245,000	272,482
Nestle Capital Corporation
4.75%, 03/12/31 144A Δ	650,000	667,571
Netflix, Inc.
5.88%, 11/15/28	145,000	152,568
New York Life Global Funding
4.85%, 01/09/28 144A	655,000	667,608
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27	510,000	516,435
4.85%, 02/04/28	11,000	11,217
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 06/15/54^	650,000	694,275
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26	700,000	685,111
North Haven Private Income Fund LLC
5.13%, 09/25/28 144A Δ	625,000	624,881
Northwestern Mutual Global Funding
5.07%, 03/25/27 144A	655,000	664,750
NRG Energy, Inc.
2.45%, 12/02/27 144A	185,000	178,975
4.73%, 10/15/30 144A	140,000	140,290
Oaktree Strategic Credit Fund
6.50%, 07/23/29	645,000	665,312
Ohio Edison Co.
4.95%, 12/15/29 144A	46,000	47,097
Olin Corporation
6.63%, 04/01/33 144A Δ	670,000	665,792
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	152,000	154,811

See Notes to Financial Statements.

	Par	Value
OneMain Finance Corporation
7.13%, 03/15/26	$202,000	$204,151
ONEOK, Inc.
5.55%, 11/01/26	715,000	723,010
4.40%, 10/15/29	800,000	804,313
Oracle Corporation
2.80%, 04/01/27	30,000	29,421
4.20%, 09/27/29	146,000	143,362
4.45%, 09/26/30Δ	140,000	137,094
Pacific Gas and Electric Co.
3.15%, 01/01/26	2,300,000	2,300,000
2.10%, 08/01/27	600,000	582,135
5.55%, 05/15/29	333,000	344,239
4.55%, 07/01/30	128,000	127,606
Pacific Life Global Funding II
4.45%, 05/01/28 144A	1,315,000	1,330,783
Paychex, Inc.
5.10%, 04/15/30	87,000	89,686
Penske Truck Leasing Co. LP
5.35%, 01/12/27 144A	300,000	303,532
Permian Resources Operating LLC
5.88%, 07/01/29 144A Δ	310,000	312,837
PNC Bank NA
(Variable, U.S. SOFR + 0.63%), 4.54%, 05/13/27^	610,000	610,991
PNC Financial Services Group, Inc. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 09/15/26ρ Δ ^	500,000	490,552
(Variable, U.S. SOFR Index + 1.73%), 6.62%, 10/20/27^	655,000	668,286
(Variable, U.S. SOFR + 1.34%), 5.30%, 01/21/28^	290,000	293,872
Principal Life Global Funding II
4.95%, 11/27/29 144A	670,000	686,905
Protective Life Global Funding
4.34%, 09/13/27 144A	1,150,000	1,158,654
4.80%, 06/05/30 144A	300,000	305,542
Public Service Enterprise Group, Inc.
4.90%, 03/15/30	64,000	65,526
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	130,000	135,402
Regal Rexnord Corporation
6.05%, 02/15/26	825,000	826,401
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28 144A	405,000	409,049
RGA Global Funding
4.60%, 11/25/30 144A	415,000	415,806
5.50%, 01/11/31 144A	645,000	671,916
Roche Holdings, Inc.
5.59%, 11/13/33 144A	640,000	686,531
Royal Caribbean Cruises, Ltd.
5.50%, 08/31/26 144A Δ	2,200,000	2,203,564
Ryder System, Inc.
2.85%, 03/01/27	179,000	176,793
5.30%, 03/15/27	465,000	471,934
	Par	Value
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	$253,000	$254,780
4.20%, 03/15/28	136,000	136,273
Santander Holdings U.S.A., Inc.
(Variable, U.S. SOFR + 1.23%), 6.12%, 05/31/27Δ ^	240,000	241,679
(Variable, U.S. SOFR + 2.36%), 6.50%, 03/09/29^	635,000	662,052
(Variable, U.S. SOFR + 1.61%), 5.47%, 03/20/29Δ ^	1,450,000	1,482,682
(Variable, U.S. SOFR + 1.88%), 5.74%, 03/20/31Δ ^	435,000	451,073
SBA Tower Trust
1.88%, 01/15/26 144A	680,000	679,248
SBA Tower Trust REIT
1.63%, 11/15/26 144A	800,000	782,843
4.83%, 10/15/29 144A	800,000	806,200
Sealed Air Corporation
6.13%, 02/01/28 144A	130,000	132,225
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	140,000	137,321
Sirius XM Radio LLC
3.13%, 09/01/26 144A	600,000	596,576
5.00%, 08/01/27 144A	265,000	266,557
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26	1,111,000	1,097,715
Southern California Edison Co.
4.40%, 09/06/26	1,000,000	1,001,984
4.88%, 02/01/27	120,000	120,832
4.70%, 06/01/27	500,000	504,261
3.65%, 03/01/28	200,000	197,844
5.65%, 10/01/28Δ	300,000	310,967
Southern Co. (The)
5.50%, 03/15/29	145,000	150,672
Southwestern Electric Power Co.
2.75%, 10/01/26Δ	900,000	892,156
Spectra Energy Partners LP
3.38%, 10/15/26	400,000	398,369
Standard Industries, Inc.
4.75%, 01/15/28 144A	270,000	269,490
Starwood Property Trust, Inc.
7.25%, 04/01/29 144A	655,000	692,566
6.50%, 07/01/30 144A	215,000	225,064
State Street Corporation
(Variable, U.S. SOFR + 1.72%), 5.82%, 11/04/28^	1,245,000	1,287,667
Steel Dynamics, Inc.
4.00%, 12/15/28	140,000	139,951
Sunoco LP
7.00%, 05/01/29 144A	815,000	850,369
Synchrony Financial
(Variable, U.S. SOFR + 1.40%), 5.02%, 07/29/29Δ ^	285,000	288,774
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	259,000	265,859
Synopsys, Inc.
4.55%, 04/01/27	660,000	665,026
4.65%, 04/01/28	750,000	760,699

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.85%, 04/01/30	$17,000	$17,381
TD SYNNEX Corporation
4.30%, 01/17/29	455,000	454,515
TEGNA, Inc.
4.63%, 03/15/28Δ	510,000	505,163
Teleflex, Inc.
4.25%, 06/01/28 144A	270,000	267,619
TerraForm Power Operating LLC
5.00%, 01/31/28 144A	595,000	594,736
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 144A	220,322	220,058
T-Mobile U.S.A., Inc.
1.50%, 02/15/26	87,000	86,719
3.75%, 04/15/27	135,000	134,635
4.75%, 02/01/28	13,000	13,006
3.38%, 04/15/29	175,000	170,731
3.88%, 04/15/30	315,000	310,154
Toyota Motor Credit Corporation
4.50%, 05/14/27	430,000	434,438
5.05%, 05/16/29	650,000	671,133
TransDigm, Inc.
6.38%, 03/01/29 144A	295,000	304,593
Travel + Leisure Co.
6.63%, 07/31/26 144A	580,000	586,034
Truist Bank
(Variable, U.S. SOFR + 0.59%), 4.67%, 05/20/27^	635,000	636,164
(Variable, U.S. SOFR + 0.77%), 4.42%, 07/24/28^	970,000	976,398
Truist Financial Corporation
(Variable, U.S. SOFR + 2.45%), 7.16%, 10/30/29^	625,000	674,560
Twilio, Inc.
3.63%, 03/15/29	140,000	135,478
U.S. Bancorp
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	655,000	681,278
U.S. Bank NA
(Variable, U.S. SOFR + 0.91%), 4.73%, 05/15/28^	1,250,000	1,262,973
Uber Technologies, Inc.
4.50%, 08/15/29 144A Δ	959,000	960,916
4.15%, 01/15/31	200,000	199,365
United Airlines, Inc.
4.38%, 04/15/26 144A	540,000	539,649
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	275,000	285,221
Vertiv Group Corporation
4.13%, 11/15/28 144A	135,000	133,422
Viper Energy Partners LLC
4.90%, 08/01/30	430,000	435,317
Vistra Operations Co. LLC
5.05%, 12/30/26 144A	1,270,000	1,279,718
5.63%, 02/15/27 144A	250,000	250,226
5.00%, 07/31/27 144A	200,000	201,170
4.30%, 10/15/28 144A	760,000	763,115
4.30%, 07/15/29 144A	460,000	457,293
	Par	Value
4.60%, 10/15/30 144A Δ	$150,000	$150,124
Volkswagen Group of America Finance LLC
4.95%, 03/25/27 144A	700,000	706,258
5.05%, 03/27/28 144A	580,000	589,379
4.55%, 09/11/28 144A	530,000	533,367
Warnermedia Holdings, Inc.
3.76%, 03/15/27	37,000	36,819
Wells Fargo & Co.
(Variable, U.S. SOFR + 0.78%), 4.90%, 01/24/28^	3,424,000	3,453,843
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	590,000	602,417
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,045,000	1,056,986
(Variable, U.S. SOFR + 1.37%), 4.97%, 04/23/29^	1,651,000	1,682,532
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	22,000	22,805
(Variable, U.S. SOFR + 0.88%), 4.08%, 09/15/29Δ ^	1,590,000	1,589,378
Western-Southern Global Funding
4.50%, 07/16/28 144A	340,000	343,016
4.90%, 05/01/30 144A	1,050,000	1,076,359
Total Corporate Bonds (Cost $239,216,033)		241,835,282
FOREIGN BONDS — 9.3%
Australia — 0.3%
Alumina Pty, Ltd.
6.13%, 03/15/30 144A	265,000	274,877
Scentre Group Trust REIT
3.63%, 01/28/26 144A	655,000	654,725
Woodside Finance, Ltd.
3.70%, 09/15/26 144A	400,000	398,634
4.90%, 05/19/28Δ	1,270,000	1,289,627
		2,617,863
Canada — 1.9%
Algonquin Power & Utilities Corporation
5.37%, 06/15/26 STEP	2,100,000	2,110,390
Bank of Montreal
5.30%, 06/05/26	650,000	653,940
Bank of Nova Scotia (The)
2.95%, 03/11/27Δ	675,000	668,104
Canadian Imperial Bank of Commerce
5.00%, 04/28/28Δ	665,000	680,400
Canadian Natural Resources, Ltd.
5.00%, 12/15/29	300,000	307,922
CDP Financial, Inc.
1.00%, 05/26/26 144A	520,000	514,440
4.63%, 01/24/30 144A	360,000	370,410
CPPIB Capital, Inc.
(Floating, U.S. SOFR + 0.50%), 4.45%, 07/27/26 144A †	4,000,000	4,008,475
National Bank of Canada
(Variable, U.S. SOFR + 0.56%), 4.70%, 03/05/27^	300,000	300,292

See Notes to Financial Statements.

	Par	Value
(Floating, U.S. SOFR Index + 1.03%), 4.92%, 07/02/27†	$1,000,000	$1,002,461
OMERS Finance Trust
1.10%, 03/26/26 144A	675,000	670,604
4.00%, 04/20/28 144A	555,000	558,934
4.38%, 03/20/30 144A	395,000	402,634
Ontario Teachers' Finance Trust
4.25%, 04/25/28 144A	315,000	319,077
Rogers Communications, Inc.
3.20%, 03/15/27Δ	780,000	772,592
Royal Bank of Canada
(Floating, U.S. SOFR Index + 0.79%), 4.73%, 07/23/27†	1,200,000	1,202,918
(Floating, U.S. SOFR Index + 0.72%), 4.68%, 10/18/27†	500,000	501,393
(Floating, U.S. SOFR Index + 0.82%), 4.70%, 03/27/28†	500,000	501,893
(Variable, U.S. SOFR + 0.89%), 4.50%, 08/06/29Δ ^	1,400,000	1,414,623
		16,961,502
China — 0.0%
Avolon Holdings Funding, Ltd.
2.13%, 02/21/26 144A	81,000	80,738
4.38%, 05/01/26 144A	200,000	200,076
		280,814
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.43%, 03/01/28 144A ^	595,000	604,426
France — 0.8%
Banque Federative du Credit Mutuel SA
5.09%, 01/23/27 144A	650,000	657,557
(Floating, Australian BBSW 3M + 1.07%), 4.72%, 05/24/27(A) †	1,000,000	669,062
BNP Paribas SA
(Variable, U.S. SOFR + 1.45%), 4.79%, 05/09/29 144A ^	2,030,000	2,055,086
BPCE SA
(Variable, U.S. SOFR + 2.10%), 5.98%, 01/18/27 144A ^	3,615,000	3,617,256
Credit Agricole SA
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	250,000	249,485
		7,248,446
Germany — 0.1%
Deutsche Bank AG
(Variable, U.S. SOFR + 1.32%), 2.55%, 01/07/28^	700,000	688,653
Ireland — 0.3%
AerCap Ireland Capital DAC
4.88%, 04/01/28	1,240,000	1,261,562
4.38%, 11/15/30	150,000	149,747
	Par	Value
Icon Investments Six DAC
5.81%, 05/08/27	$460,000	$469,659
James Hardie International Finance DAC
5.00%, 01/15/28 144A	675,000	675,605
		2,556,573
Italy — 0.0%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	300,000	316,566
Japan — 1.1%
Aircastle, Ltd.
2.85%, 01/26/28 144A	300,000	291,835
Japan Treasury Discount Bills
0.00%, 01/07/26(J) »	275,200,000	1,756,738
0.00%, 01/13/26(J) »	143,500,000	915,934
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 4.08%, 04/19/28^	1,340,000	1,341,026
Mizuho Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.67%), 1.23%, 05/22/27Δ ^	900,000	890,184
Nomura Holdings, Inc.
5.71%, 01/09/26	400,000	400,119
2.33%, 01/22/27	600,000	589,666
(Floating, U.S. SOFR + 1.25%), 5.13%, 07/02/27† Δ	200,000	201,624
NTT Finance Corporation
1.16%, 04/03/26 144A Δ	2,000,000	1,985,398
4.62%, 07/16/28 144A Δ	645,000	653,901
Rakuten Group, Inc.
9.75%, 04/15/29 144A Δ	230,000	257,318
Sumitomo Mitsui Financial Group, Inc.
(Floating, U.S. SOFR + 1.30%), 5.29%, 07/13/26†	790,000	794,719
		10,078,462
Jersey — 0.0%
Aptiv Swiss Holdings, Ltd.
4.65%, 09/13/29Δ	320,000	326,330
Luxembourg — 0.2%
ArcelorMittal SA
6.55%, 11/29/27	1,625,000	1,693,373
Netherlands — 0.9%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.65%), 6.34%, 09/18/27 144A Δ ^	900,000	914,080
(Floating, U.S. SOFR Index + 1.00%), 4.86%, 12/03/28 144A †	1,400,000	1,405,271

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 1.11%, 02/24/27 144A ^	$2,200,000	$2,190,471
Eagle Funding Luxco S.a.r.l.
5.50%, 08/17/30 144A	1,200,000	1,223,532
Enel Finance International NV
4.38%, 09/30/30 144A	270,000	269,296
ING Groep NV
(Variable, U.S. SOFR + 1.01%), 1.73%, 04/01/27^	400,000	397,546
(Floating, U.S. SOFR Index + 1.01%), 4.88%, 03/25/29†	1,100,000	1,105,310
NXP BV
4.30%, 08/19/28	630,000	632,661
Stellantis NV
3.38%, 11/19/28(E)	200,000	237,539
		8,375,706
Norway — 0.0%
Var Energi ASA
7.50%, 01/15/28 144A	410,000	434,825
Singapore — 0.3%
Seagate Data Storage Technology Pte., Ltd.
4.09%, 06/01/29 144A Δ	280,000	274,673
8.25%, 12/15/29 144A Δ	240,000	255,418
Temasek Financial I, Ltd.
(Floating, U.S. SOFR + 0.38%), 4.26%, 08/20/27 144A †	2,100,000	2,103,531
		2,633,622
Spain — 0.2%
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.37%, 07/15/28^	1,000,000	1,019,941
CaixaBank SA
(Variable, U.S. SOFR + 1.14%), 4.63%, 07/03/29 144A ^	835,000	844,493
		1,864,434
Sweden — 0.9%
Skandinaviska Enskilda Banken AB
5.38%, 03/05/29 144A	1,285,000	1,330,951
Svensk Exportkredit AB
(Floating, U.S. SOFR + 1.00%), 4.91%, 05/05/27†	5,000,000	5,050,462
Svenska Handelsbanken AB
4.38%, 05/23/28 144A	615,000	621,500
5.50%, 06/15/28 144A	645,000	666,802
		7,669,715
Switzerland — 0.6%
UBS Group AG
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 5.71%, 01/12/27 144A ^	650,000	650,256
	Par	Value
(Variable, U.S. SOFR Index + 0.98%), 1.31%, 02/02/27 144A ^	$2,000,000	$1,994,430
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.33%, 12/22/27 144A ^	1,675,000	1,710,444
(Variable, U.S. SOFR + 0.84%), 4.15%, 12/23/29 144A ^	775,000	774,666
(Variable, U.S. SOFR + 1.06%), 4.40%, 09/23/31 144A ^	200,000	199,275
		5,329,071
Taiwan — 0.1%
Foxconn Far East, Ltd.
1.88%, 08/25/28	1,000,000	928,178
United Kingdom — 1.5%
Atlantica Sustainable Infrastructure, Ltd.
4.13%, 06/15/28 144A	380,000	370,251
BAE Systems PLC
5.00%, 03/26/27 144A	365,000	369,578
Barclays PLC
(Variable, U.S. SOFR + 2.21%), 5.83%, 05/09/27^	2,000,000	2,011,630
(Variable, U.S. SOFR + 1.08%), 4.48%, 11/11/29^	480,000	482,899
HSBC Holdings PLC
(Variable, U.S. SOFR + 3.35%), 7.39%, 11/03/28^	1,250,000	1,322,014
Lloyds Banking Group PLC
4.65%, 03/24/26	1,100,000	1,101,409
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 3.75%, 03/18/28^	1,025,000	1,021,963
Nationwide Building Society
(Variable, U.S. SOFR + 1.91%), 6.56%, 10/18/27 144A ^	300,000	305,752
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.85%, 03/02/27^	1,555,000	1,559,275
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 03/01/28^	650,000	661,810
NatWest Markets PLC
4.79%, 03/21/28 144A	260,000	264,549
Santander UK PLC
4.50%, 12/12/27 144A	1,400,000	1,418,425
Smith & Nephew PLC
5.15%, 03/20/27	325,000	328,910
Standard Chartered PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.85%), 6.19%, 07/06/27^	1,900,000	1,919,675
		13,138,140
Total Foreign Bonds (Cost $83,201,980)		83,746,699

See Notes to Financial Statements.

	Par	Value
MORTGAGE-BACKED SECURITIES — 21.0%
ACRA Trust, Series 2024-NQM1, Class A1
(Step to 6.61% on 11/25/28), 5.61%, 10/25/64 144A STEP	$268,185	$269,561
AG Trust, Series 2024-NLP, Class A
(Floating, CME Term SOFR 1M + 2.02%, 2.02% Floor), 5.77%, 07/15/41 144A †	475,166	478,354
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.49%, 06/15/40 144A † γ	183,000	183,983
ALA Trust, Series 2025-OANA, Class B
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 5.59%, 06/15/30 144A † γ	131,000	131,556
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 5.02%, 04/15/34 144A †	350,000	333,666
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 4.95%, 11/25/46†	530,712	128,909
Angel Oak Mortgage Trust, Series 2023-6, Class A1
(Step to 6.46% on 02/25/26), 6.50%, 12/25/67 144A STEP	137,436	138,599
Angel Oak Mortgage Trust, Series 2025-11, Class A1
0.00%, 10/25/70 144A † γ	192,597	193,030
ARES Commercial Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.44%, 07/15/41 144A †	1,000,000	1,002,569
ARES Trust, Series 2025-IND3, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.25%, 04/15/27 144A † γ	199,000	199,405
Arroyo Mortgage Trust, Series 2022-2, Class A1
(Step to 5.95% on 07/25/26), 4.95%, 07/25/57 144A STEP	165,079	164,545
Atrium Hotel Portfolio Trust, Series 2025-ATRM, Class A
(Floating, CME Term SOFR 1M + 1.65%), 5.40%, 08/15/30 144A †	830,000	832,247
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
6.87%, 01/25/34† γ	16,812	16,318
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	610,000	597,238
BANK, Series 2021-BN33, Class ASB
2.22%, 05/15/64	460,000	437,663
	Par	Value
BANK, Series 2024-BNK48, Class A5
5.05%, 10/15/57	$190,000	$193,802
BANK5, Series 2024-5YR11, Class A3
5.89%, 11/15/57	145,000	152,617
BAY Mortgage Trust, Series 2025-LIVN, Class A
(Floating, CME Term SOFR 1M + 1.80%, 1.80% Floor), 5.55%, 05/15/35 144A † γ	236,000	236,573
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 4.67%, 03/15/37 144A †	170,000	161,204
BBCMS Mortgage Trust, Series 2025-5C33, Class A4
5.84%, 03/15/58	180,000	189,766
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
6.88%, 01/25/34† γ	36,502	36,309
Bear Stearns ARM Trust, Series 2004-5, Class 2A
0.00%, 07/25/34† γ	32,238	30,539
Benchmark Mortgage Trust, Series 2019-B12, Class AAB
3.04%, 08/15/52	753,414	741,639
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.83%, 04/15/55† γ	225,000	204,786
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	355,000	371,470
Benchmark Mortgage Trust, Series 2024-V12, Class A3
5.74%, 12/15/57	300,000	314,269
Benchmark Mortgage Trust, Series 2024-V5, Class A3
5.81%, 01/10/57	260,000	270,813
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.24%, 11/15/29 144A †	70,000	70,134
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 5.59%, 11/15/29 144A †	60,000	60,187
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class B
0.00%, 10/10/42 144A † γ	230,000	232,897
BFLD Commercial Mortgage Trust, Series 2025-660F, Class B
(Floating, CME Term SOFR 1M + 1.80%), 5.55%, 11/15/42 144A †	195,000	195,965
BFLD Mortgage Trust, Series 2024-WRHS, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.24%, 08/15/26 144A †	213,209	213,537

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
BFLD Trust, Series 2025-EWEST, Class A
(Floating, CME Term SOFR 1M + 1.55%, 1.55% Floor), 5.30%, 06/15/42 144A † γ	$520,000	$520,792
BFLD Trust, Series 2025-FPM, Class A
0.00%, 10/10/30 144A † γ	175,000	177,351
BFLD Trust, Series 2025-FPM, Class B
0.00%, 10/10/30 144A † γ	125,000	126,929
BMO Mortgage Trust, Series 2024-5C3, Class A3
5.74%, 02/15/57	440,000	456,210
BMO Mortgage Trust, Series 2024-5C6, Class A3
5.32%, 09/15/57	270,000	278,009
BMO Mortgage Trust, Series 2025-5C9, Class AS
6.16%, 12/15/57	103,519	108,714
BMO Mortgage Trust, Series 2025-C11, Class A5
5.69%, 02/15/58	156,000	165,211
BMO Mortgage Trust, Series 2025-C11, Class ASB
5.68%, 02/15/58	125,000	132,660
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B
0.00%, 11/05/42 144A † γ	130,000	130,824
BPR Mortgage Trust, Series 2025-ALDR, Class A
5.67%, 06/05/42 144A	152,000	157,292
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1
(Step to 7.60% on 09/25/27), 6.60%, 09/25/63 144A STEP	304,280	306,516
Bravo Residential Funding Trust, Series 2025-NQM10, Class A1
0.00%, 09/25/65 144A † γ	321,791	321,986
BRAVO Residential Funding Trust, Series 2025-NQM2, Class A1
(Step to 6.68% on 03/25/29), 5.68%, 11/25/64 144A STEP	193,761	195,797
Bravo Residential Funding Trust, Series 2025-NQM3, Class A1
(Step to 6.57% on 04/25/29), 5.57%, 03/25/28 144A ρ STEP	126,654	127,835
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1
(Step to 6.61% on 05/25/29), 5.61%, 02/25/65 144A STEP	166,374	168,280
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A
5.37%, 06/15/44 144A † γ	100,000	102,973
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A
0.00%, 04/13/41 144A † γ	100,000	100,631
BX Commercial Mortgage Trust, Series 2024-AIR2, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.24%, 10/15/41 144A †	1,630,606	1,634,681
	Par	Value
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 5.89%, 08/15/39 144A †	$238,730	$240,302
BX Commercial Mortgage Trust, Series 2024-BRBK, Class A
(Floating, CME Term SOFR 1M + 2.88%, 2.88% Floor), 6.61%, 10/15/41 144A †	160,887	162,047
BX Commercial Mortgage Trust, Series 2024-GPA2, Class A
(Floating, CME Term SOFR 1M + 1.54%, 1.54% Floor), 5.29%, 11/15/29 144A †	1,500,000	1,503,387
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.29% Floor), 5.04%, 12/15/39 144A †	152,505	152,682
BX Commercial Mortgage Trust, Series 2024-MF, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.44%, 02/15/39 144A †	97,400	97,606
BX Commercial Mortgage Trust, Series 2024-XL4, Class B
(Floating, CME Term SOFR 1M + 1.79%, 1.79% Floor), 5.54%, 02/15/39 144A †	649,625	651,831
BX Commercial Mortgage Trust, Series 2024-XL5, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.44%, 03/15/39 144A †	700,000	701,502
BX Commercial Mortgage Trust, Series 2025-BCAT, Class A
(Floating, CME Term SOFR 1M + 1.38%), 5.13%, 08/15/42 144A †	479,142	480,401
BX Commercial Mortgage Trust, Series 2025-JDI, Class A
(Floating, CME Term SOFR 1M + 1.40%), 5.15%, 11/15/42 144A †	360,000	360,866
BX Trust, Series 2021-VIEW, Class A
(Floating, CME Term SOFR 1M + 1.39%, 1.28% Floor), 5.14%, 06/15/36 144A †	150,000	149,845
BX Trust, Series 2024-CNYN, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.19%, 04/15/41 144A †	119,000	119,237
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 5.84%, 03/15/41 144A †	190,000	190,289
BX Trust, Series 2024-PAT, Class B
(Floating, CME Term SOFR 1M + 3.04%, 3.04% Floor), 6.79%, 03/15/26 144A †	80,000	80,488

See Notes to Financial Statements.

	Par	Value
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.24%, 06/15/41 144A †	$275,000	$275,240
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 5.69%, 07/15/29 144A †	1,100,000	1,100,337
BX Trust, Series 2025-LUNR, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.25%, 06/09/40 144A † γ	927,626	930,130
BX Trust, Series 2025-ROIC, Class A
(Floating, CME Term SOFR 1M + 1.14%, 1.14% Floor), 4.89%, 03/15/30 144A †	577,747	577,665
BX Trust, Series 2025-TAIL, Class A
(Floating, CME Term SOFR 1M + 1.40%, 1.40% Floor), 5.15%, 06/15/35 144A † γ	1,382,000	1,383,933
BX Trust, Series 2025-VLT7, Class A
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 5.45%, 07/15/44 144A †	1,250,000	1,254,012
BX Trust, Series 2025-VOLT, Class A
(Floating, CME Term SOFR 1M + 1.70%), 5.45%, 12/15/44 144A †	145,000	145,354
BX Trust, Series 2025-VOLT, Class B
(Floating, CME Term SOFR 1M + 2.10%), 5.85%, 12/15/44 144A †	1,500,000	1,507,911
Cali, Series 2024-SUN, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 5.67%, 07/15/41 144A †	210,000	210,572
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	199,614	198,945
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, CME Term SOFR 1M + 1.01%, 6.50% Cap), 4.75%, 07/25/49 144A †	27,567	26,264
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	56,317	51,548
Chase Home Lending Mortgage Trust, Series 2025-11, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%), 5.17%, 02/25/56 144A †	342,517	344,150
Chase Home Lending Mortgage Trust, Series 2025-3, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 7.50% Cap), 5.17%, 02/25/56 144A †	354,674	355,065
CHI Commercial Mortgage Trust, Series 2025-110W, Class D
0.00%, 12/13/37 144A	100,000	100,738
	Par	Value
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class A
(Floating, CME Term SOFR 1M + 2.59%, 2.59% Floor), 6.34%, 08/15/36 144A †	$335,000	$335,485
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 02/25/67 144A † γ	160,404	158,177
COLT Mortgage Loan Trust, Series 2023-1, Class A2
(Step to 7.50% on 05/25/27), 6.50%, 04/25/68 144A STEP	187,598	188,167
COLT Mortgage Loan Trust, Series 2024-6, Class A1
(Step to 6.39% on 11/25/28), 5.39%, 11/25/69 144A STEP	799,826	804,918
COLT Mortgage Loan Trust, Series 2024-7, Class A1
(Step to 6.54% on 12/25/28), 5.54%, 12/26/69 144A STEP	1,161,327	1,171,098
COLT Mortgage Loan Trust, Series 2025-6, Class A1
(Step to 6.53% on 08/25/29), 5.53%, 08/25/70 144A STEP	1,329,539	1,342,763
COLT Mortgage Loan Trust, Series 2025-8, Class A1
(Step to 6.48% on 09/25/29), 5.48%, 08/25/70 144A STEP	575,208	580,725
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1
(Step to 6.60% on 03/25/29), 5.60%, 02/25/70 144A STEP	117,598	118,927
COMM Mortgage Trust, Series 2024-WCL1, Class A
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 5.59%, 06/15/41 144A †	260,000	260,690
CONE Trust, Series 2024-DFW1, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.39%, 08/15/26 144A †	203,000	202,965
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 5.42%, 10/25/41 144A †	520,860	523,070
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 5.67%, 02/25/44 144A †	500,000	503,336
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.47%, 09/25/44 144A †	400,000	400,570
Cross Mortgage Trust, Series 2024-H7, Class A1
5.59%, 11/25/69 144A † γ	787,524	794,184

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Cross Mortgage Trust, Series 2024-H8, Class A1
5.55%, 12/25/69 144A † γ	$852,727	$859,654
Cross Mortgage Trust, Series 2025-H2, Class A1
5.36%, 03/25/70 144A † γ	210,444	211,783
Cross Mortgage Trust, Series 2025-H8, Class A1
0.00%, 11/25/70 144A † γ	965,160	967,873
Cross Mortgage Trust, Series 2025-H8, Class A1A
(Step to 6.00% on 11/25/29), 5.00%, 11/25/70 144A STEP	246,333	247,084
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.85%, 01/15/49† IO γ	349,547	3
CSMC Trust, Series 2015-3, Class A9
3.50%, 03/25/45 144A † γ	39,578	37,304
CSMC Trust, Series 2018-RPL9, Class A
3.85%, 09/25/57 144A † γ	104,387	101,278
CSMC, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A † γ	185,828	181,800
DBGS, Series 2024-SBL, Class A
(Floating, CME Term SOFR 1M + 1.88%, 1.88% Floor), 5.63%, 08/15/34 144A †	180,000	180,278
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 4.92% on 02/25/26), 6.37%, 10/25/36 STEP	70,746	62,028
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 4.92% on 02/25/26), 6.39%, 10/25/36 STEP	70,746	62,027
DGWD Trust, Series 2025-INFL, Class A
(Floating, CME Term SOFR 1M + 1.60%), 5.35%, 08/15/30 144A †	1,000,000	1,004,913
DK Trust, Series 2025-LXP, Class A
(Floating, CME Term SOFR 1M + 1.59%), 5.33%, 08/15/37 144A †	60,000	60,189
EFMT, Series 2025-INV2, Class A1
(Step to 6.39% on 05/25/29), 5.39%, 05/26/70 144A STEP	237,477	239,477
EFMT, Series 2025-NQM3, Class A1
(Step to 5.49% on 08/25/29), 0.00%, 08/25/70 144A STEP	337,345	340,429
EFMT, Series 2025-NQM5, Class A1
0.00%, 11/25/70 144A † γ	373,342	374,390
ELM Trust, Series 2024-ELM, Class A10
5.80%, 06/10/39 144A † γ	540,000	543,229
ELM Trust, Series 2024-ELM, Class A15
5.80%, 06/10/39 144A † γ	540,000	543,229
	Par	Value
Extended Stay America Trust, Series 2025-ESH, Class B
(Floating, CME Term SOFR 1M + 1.60%), 5.35%, 10/15/42 144A †	$185,000	$185,596
Federal Home Loan Mortgage Corporation
3.00%, 10/01/26	85,261	84,859
3.00%, 01/01/27	314,438	312,824
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.23% Cap), 6.36%, 07/01/27†	133	134
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.26% Cap), 6.03%, 11/01/31†	4,892	4,992
3.00%, 12/01/31	107,599	105,428
3.50%, 04/01/32	60,681	59,850
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.91% Cap), 6.50%, 04/01/32†	1,254	1,282
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.67% Cap), 6.16%, 06/01/33†	105,302	108,911
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.75%, 1.75% Floor, 11.13% Cap), 6.50%, 08/01/35†	11,399	11,709
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.35%, 1.35% Floor, 10.47% Cap), 6.09%, 09/01/35†	31,231	32,183
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 10.89% Cap), 6.38%, 10/01/35†	15,460	15,881
3.00%, 02/01/36	27,877	26,728
4.00%, 11/01/36	3,352	3,321
2.50%, 03/01/37	116,430	110,502
4.00%, 06/01/37	45,433	44,951
3.50%, 11/01/38	41,544	40,279
4.50%, 03/01/49	1,179,478	1,174,811
4.00%, 10/01/52	413,992	395,752
4.00%, 12/01/52	453,341	431,290
4.00%, 04/01/53	273,388	261,093
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 4.60%, 10/15/36†	409,454	407,324
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	42,611	43,103
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	171,416	161,633

See Notes to Financial Statements.

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	$5,587	$5,578
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	136,409	132,313
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	130,924	130,521
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 4.55%, 06/15/49†	267,591	262,351
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	127,342	115,673
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	82,814	76,591
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	93,811	88,635
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	278,032	257,517
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	990,308	964,545
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	1,020,567	955,315
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	163,224	159,437
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	1,301,331	1,159,408
Federal Home Loan Mortgage Corporation REMIC, Series 5426
(Floating, U.S. 30-Day Average SOFR + 0.90%), 5.11%, 03/15/50†	894,442	898,137
Federal Home Loan Mortgage Corporation REMIC, Series 5471
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.27%, 11/25/54†	620,499	625,512
Federal Home Loan Mortgage Corporation REMIC, Series 5472
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 4.97%, 11/25/54†	1,766,624	1,770,588
Federal Home Loan Mortgage Corporation REMIC, Series 5478
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.32%, 04/25/54†	523,841	528,504
Federal Home Loan Mortgage Corporation REMIC, Series 5480
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.32%, 03/25/54†	517,699	522,233
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5484
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.07%, 12/25/54†	$552,544	$554,620
Federal Home Loan Mortgage Corporation REMIC, Series 5485
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.07%, 12/25/54†	1,602,110	1,608,195
Federal Home Loan Mortgage Corporation REMIC, Series 5493
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.02%, 01/25/55†	863,682	866,868
Federal Home Loan Mortgage Corporation REMIC, Series 5500
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.07%, 02/25/55†	1,054,467	1,058,625
Federal Home Loan Mortgage Corporation REMIC, Series 5511
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.02%, 03/25/55†	622,229	624,385
Federal Home Loan Mortgage Corporation REMIC, Series 5513
(Floating, U.S. 30-Day Average SOFR + 0.94%, 0.94% Floor, 8.00% Cap), 4.81%, 11/25/54†	3,406,485	3,421,059
Federal Home Loan Mortgage Corporation REMIC, Series 5570
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.27%, 05/25/55†	161,233	162,680
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	136,015	133,770
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	168,474	165,471
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA
3.00%, 02/25/59	407,055	383,584
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.52%, 01/25/34 144A †	257,815	258,577
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 5.37%, 10/25/41 144A †	1,479,973	1,484,592

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA4, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.35%), 7.22%, 05/25/42 144A †	$1,649,800	$1,703,282
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 5.97%, 03/25/42 144A †	78,509	78,687
Federal National Mortgage Association
4.80%, 08/01/29† γ	298,967	306,599
4.53%, 09/01/29† γ	199,789	203,690
3.00%, 02/01/31	418,948	411,091
1.50%, 06/01/31	1,133,113	1,076,152
5.81%, 06/01/31	1,036,000	1,077,464
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.65% Cap), 6.16%, 09/01/31†	8,872	8,988
2.50%, 10/01/31	143,685	139,512
2.50%, 11/01/31	333,448	323,058
2.50%, 01/01/32	2,271	2,207
3.00%, 03/01/32	220,873	215,993
3.00%, 07/01/32	237,884	232,694
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1M Index + 1.29%, 1.29% Floor, 11.27% Cap), 5.54%, 08/01/32†	21,619	21,553
3.00%, 12/01/32	227,810	222,759
4.30%, 12/01/32	2,100,000	2,097,754
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.72% Cap), 6.45%, 12/01/32†	148,406	152,233
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.66% Cap), 6.41%, 06/01/33†	2,858	2,946
4.00%, 09/01/33	457,572	458,658
3.00%, 02/01/34	464,753	454,583
4.00%, 05/01/34	210,693	211,166
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.66%, 1.66% Floor, 10.15% Cap), 6.42%, 02/01/35†	14,143	14,510
3.00%, 09/01/35	48,330	46,271
3.50%, 05/01/37	252,074	248,106
4.00%, 07/01/37	16,041	15,850
4.50%, 08/01/37	308,451	311,409
4.00%, 09/01/37	19,414	19,175
4.50%, 10/01/37	502,436	505,095
5.00%, 02/01/38	1,287,907	1,317,287
	Par	Value
4.00%, 03/01/38	$13,373	$13,197
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.73% Floor, 9.51% Cap), 6.50%, 05/01/38†	252,685	263,640
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 10.65% Cap), 5.28%, 08/01/42†	42,179	42,228
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.84% Cap), 5.28%, 08/01/42†	41,270	41,513
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.74% Floor, 8.82% Cap), 6.66%, 09/01/42†	39,618	41,400
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.69%, 1.70% Floor, 7.73% Cap), 6.60%, 07/01/43†	69,917	73,248
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.53% Cap), 5.28%, 07/01/44†	25,211	25,334
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.16% Cap), 5.28%, 10/01/44†	20,487	20,515
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.59%, 1.59% Floor, 8.01% Cap), 6.22%, 06/01/45†	101,229	105,242
4.50%, 05/01/47	221,180	220,248
4.50%, 11/01/47	246,995	245,597
4.50%, 11/01/48	123,512	123,595
4.50%, 02/01/49	379,798	380,664
4.00%, 11/01/52	504,782	482,509
4.00%, 12/01/52	351,382	335,460
4.00%, 01/01/53	620,318	591,805
4.00%, 02/01/53	496,969	475,158
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, U.S. 30-Day Average SOFR + 0.54%, 0.43% Floor, 7.00% Cap), 4.42%, 10/25/36†	66,399	65,968
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, U.S. 30-Day Average SOFR + 0.66%, 0.55% Floor, 7.00% Cap), 4.54%, 10/25/37†	232,919	232,268
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	1,164	1,161

See Notes to Financial Statements.

	Par	Value
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 4.44%, 07/25/42†	$73,260	$72,499
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, U.S. 30-Day Average SOFR + 0.42%, 0.31% Floor), 4.63%, 06/25/55†	66,491	65,824
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor), 4.82%, 03/25/46†	322,815	321,408
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor), 4.77%, 07/25/46†	370,283	368,157
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	10,815	10,785
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 4.49%, 07/25/49†	372,850	366,547
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.72%, 09/25/49†	471,619	461,448
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.72%, 10/25/59†	466,325	462,185
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	479,381	465,917
Federal National Mortgage Association REMIC, Series 2020-79
1.50%, 11/25/50	394,696	366,274
Federal National Mortgage Association REMIC, Series 2024-103
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.02%, 01/25/55†	1,302,395	1,306,922
	Par	Value
Federal National Mortgage Association REMIC, Series 2024-38
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor), 5.01%, 01/25/51†	$1,030,384	$1,032,257
Federal National Mortgage Association REMIC, Series 2024-88
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.07%, 12/25/54†	1,491,449	1,497,002
Federal National Mortgage Association REMIC, Series 2024-90
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 5.12%, 11/25/53†	955,644	960,328
Federal National Mortgage Association REMIC, Series 2024-91
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.07%, 12/25/54†	762,392	765,232
Federal National Mortgage Association REMIC, Series 2024-94
(Floating, U.S. 30-Day Average SOFR + 1.42%, 1.42% Floor, 6.50% Cap), 5.29%, 12/25/54†	172,439	173,945
Federal National Mortgage Association REMIC, Series 2024-95
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 4.97%, 12/25/54†	483,650	485,186
Federal National Mortgage Association REMIC, Series 2025-16
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.02%, 03/25/55†	723,934	726,513
Federal National Mortgage Association REMIC, Series 2025-18
(Floating, U.S. 30-Day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 4.77%, 09/25/54†	2,425,264	2,433,815
Federal National Mortgage Association REMIC, Series 2025-19
(Floating, U.S. 30-Day Average SOFR + 1.16%, 1.16% Floor, 7.00% Cap), 5.03%, 03/25/55†	780,953	784,193
Federal National Mortgage Association REMIC, Series 2025-2
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.32%, 02/25/55†	152,904	154,355

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal National Mortgage Association REMIC, Series 2025-35
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor, 6.50% Cap), 5.47%, 05/25/55†	$210,811	$213,222
Federal National Mortgage Association REMIC, Series 2025-4
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.07%, 12/25/53†	272,108	273,136
Federal National Mortgage Association REMIC, Series 2025-41
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor, 6.50% Cap), 5.37%, 06/25/55†	124,962	126,212
Federal National Mortgage Association REMIC, Series 2025-6
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 5.12%, 02/25/55†	289,394	290,798
Federal National Mortgage Association REMIC, Series 2025-63
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.27%, 08/25/55†	177,329	179,033
Federal National Mortgage Association REMIC, Series 2025-69
5.00%, 06/25/51	1,461,765	1,476,472
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.11%, 10/25/30† IO γ	580,283	22,623
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	76,320	75,658
FHLMC Multifamily Structured Pass-Through Certificates, Series Q029
(Floating, U.S. 30-Day Average SOFR + 0.55%, 0.55% Floor), 4.56%, 08/25/27†	1,319,559	1,319,489
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, CME Term SOFR 1M + 0.37%, 0.26% Floor), 4.11%, 08/25/31†	64,891	64,758
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, U.S. 30-Day Average SOFR + 1.11%, 1.00% Floor, 8.50% Cap), 4.99%, 05/25/43†	251,541	252,471
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.43%, 07/25/44†	166,881	162,511
	Par	Value
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
5.87%, 06/25/34† γ	$44,484	$44,436
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 02/10/56	490,000	502,589
Flagstar Mortgage Trust, Series 2021-12, Class A19
5.00%, 11/25/51 144A † γ	992,461	980,868
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	137,225	128,519
GCAT Trust, Series 2025-NQM6, Class A1
0.00%, 10/25/70 144A † γ	141,326	141,543
Government National Mortgage Association
3.00%, 09/20/26	26,353	26,221
3.00%, 11/20/26	75,221	74,817
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.75%, 12/20/26†	2,144	2,156
3.00%, 02/20/27	137,673	136,838
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 5.38%, 07/20/27†	73	73
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 4.75%, 10/20/27†	1,382	1,386
3.00%, 01/20/29	413,984	409,241
8.50%, 10/15/29	8,933	9,040
8.50%, 05/15/30	27,874	28,612
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 5.63%, 05/20/30†	4,794	4,812
8.50%, 07/15/30	9,936	10,096
8.50%, 11/15/30	1,620	1,638
8.50%, 12/15/30	1,558	1,578
7.00%, 06/20/55	817,316	830,546
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.15%, 05/20/37†	31,916	31,525
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 10.50% Cap), 4.71%, 02/20/61†	44,490	44,585
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 4.11%, 05/20/63†	70,321	70,203

See Notes to Financial Statements.

	Par	Value
Government National Mortgage Association, Series 2016-H07
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor), 4.88%, 02/20/66†	$1,494	$1,501
Government National Mortgage Association, Series 2016-H22
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor, 7.50% Cap), 4.88%, 10/20/66†	327,375	328,572
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	61,425	59,219
Government National Mortgage Association, Series 2017-H09
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 5.59%, 04/20/67†	516,987	523,165
Government National Mortgage Association, Series 2017-H10
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 5.59%, 04/20/67†	760,954	770,229
Government National Mortgage Association, Series 2018-H02
(Floating, CME Term SOFR 12M + 0.80%, 0.08% Floor, 7.50% Cap), 4.96%, 01/20/68†	987,777	990,283
Government National Mortgage Association, Series 2020-127
1.50%, 06/20/50	409,358	334,315
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	61,386	55,196
Government National Mortgage Association, Series 2022-H22
(Floating, U.S. 30-Day Average SOFR + 0.75%, 0.75% Floor, 11.00% Cap), 4.67%, 10/20/72†	321,294	322,116
Government National Mortgage Association, Series 2023-H23
(Floating, U.S. 30-Day Average SOFR + 0.98%, 0.98% Floor, 10.00% Cap), 4.90%, 09/20/73†	2,284,157	2,311,191
Government National Mortgage Association, Series 2024-H07
(Floating, U.S. 30-Day Average SOFR + 0.65%, 0.65% Floor), 4.57%, 02/20/74†	1,190,285	1,190,367
Government National Mortgage Association, Series 2024-H20
(Floating, U.S. 30-Day Average SOFR + 0.76%, 0.76% Floor), 4.68%, 11/20/74†	936,496	938,993
Government National Mortgage Association, Series 2025-204
(Floating, U.S. 30-Day Average SOFR + 0.95%), 4.89%, 12/20/55†	1,000,000	1,001,728
	Par	Value
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.39%, 11/25/45†	$44,272	$42,685
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.21%, 01/25/37†	170,750	159,987
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class B
(Floating, CME Term SOFR 1M + 2.79%, 2.79% Floor), 6.54%, 03/15/28 144A †	250,000	251,704
GS Mortgage Securities Corporation Trust, Series 2023-SHIP, Class B
4.94%, 09/06/26 144A † γ	1,200,000	1,200,643
GS Mortgage Securities Corporation Trust, Series 2024-RVR, Class A
5.20%, 08/10/29 144A † γ	100,000	101,724
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.15%, 08/10/44 144A † γ	96,279	95,306
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	133,678	117,095
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class A1
(Step to 6.04% on 11/25/29), 5.04%, 01/25/66 144A STEP	151,936	153,194
GS Mortgage-Backed Securities Trust, Series 2025-NQM5, Class A1
(Step to 6.01% on 11/25/29), 5.01%, 07/25/65 144A STEP	109,781	109,989
GS Mortgage-Backed Securities Trust, Series 2025-PJ10, Class A27
(Floating, U.S. 30-Day Average SOFR + 1.35%), 5.22%, 04/25/56 144A †	240,651	241,359
GSAT Trust, Series 2025-BMF, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.25%, 07/15/30 144A † γ	530,000	531,443
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
7.88%, 09/25/34† γ	24,349	24,283
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.29%, 09/25/35† γ	18,981	18,205
HOMES Trust, Series 2023-NQM1, Class A1
(Step to 6.96% on 03/25/27), 6.18%, 01/25/68 144A STEP	390,207	389,651
Homes Trust, Series 2024-NQM2, Class A1
(Step to 6.72% on 12/25/28), 5.72%, 10/25/69 144A STEP	301,902	304,718

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.23%, 09/25/46†	$215,721	$200,984
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.39%, 06/25/37†	76,860	96,374
Intown Mortgage Trust, Series 2025-STAY, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.10%, 03/15/42 144A †	320,000	320,796
INV Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.49%, 11/15/41 144A †	110,000	109,363
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-IGLG, Class A
5.17%, 11/09/39 144A † γ	190,000	192,033
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.87%, 02/25/35† γ	5,027	4,903
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, CME Term SOFR 1M + 1.11%, 6.00% Cap), 5.07%, 06/25/50 144A †	3,979	3,966
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 4.92%, 02/25/52 144A †	137,699	127,902
JP Morgan Mortgage Trust, Series 2021-14, Class A12
5.00%, 05/25/52 144A † γ	226,206	220,002
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	350,195	346,755
JP Morgan Mortgage Trust, Series 2024-NQM1, Class A1
(Step to 6.59% on 01/25/29), 5.59%, 02/25/64 144A STEP	568,491	573,497
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1
5.57%, 09/25/65 144A † γ	731,514	738,658
JP Morgan Mortgage Trust, Series 2025-NQM4, Class A1
0.00%, 03/25/66 144A † γ	429,778	430,490
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	60,885	60,227
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	1,000,000	1,006,978
	Par	Value
LQR Trust, Series 2025-CALI, Class E
(Floating, CME Term SOFR 1M + 3.95%), 7.68%, 01/15/43†	$156,000	$156,132
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor, 10.50% Cap), 4.19%, 12/25/36†	185,655	165,926
LUX, Series 2023-LION, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 6.44%, 08/15/28 144A †	206,513	208,959
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
4.29%, 12/25/33† γ	4,897	4,861
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 4.82%, 12/15/34 144A †	110,000	109,969
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	177,733	163,865
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	481,053	444,165
MFA Trust, Series 2023-INV2, Class A1
(Step to 7.74% on 10/25/27), 6.78%, 10/25/58 144A STEP	136,895	138,342
MFA Trust, Series 2023-NQM3, Class A1
(Step to 7.47% on 09/25/27), 6.62%, 07/25/68 144A STEP	372,081	374,370
MFA Trust, Series 2023-NQM4, Class A1
(Step to 7.11% on 01/25/28), 6.11%, 12/25/68 144A STEP	180,726	182,310
MFA Trust, Series 2025-NQM2, Class A1
(Step to 6.68% on 06/25/29), 5.68%, 05/27/70 144A STEP	168,779	170,337
Mill City Mortgage Loan Trust, Series 2017-1, Class M2
3.25%, 11/25/58 144A	49,994	49,647
Mill City Mortgage Loan Trust, Series 2018-3, Class A1
3.50%, 08/25/58 144A	63,157	62,563
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.64%, 12/15/49† IO γ	1,685,734	8,194
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class A3
5.64%, 03/15/58	342,000	357,805
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A
3.90%, 07/20/32 144A	111,864	110,553

See Notes to Financial Statements.

	Par	Value
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A1
(Step to 6.56% on 05/25/29), 5.56%, 03/25/70 144A STEP	$243,690	$246,694
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM7, Class A1
(Step to 5.98% on 10/25/29), 4.98%, 09/25/70 144A STEP	253,929	254,373
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A1
0.00%, 09/25/70 144A † γ	677,931	678,892
NCMF Trust, Series 2025-MFS, Class A
4.88%, 06/10/33 144A † γ	244,000	245,115
NCMF Trust, Series 2025-MFS, Class B
5.51%, 06/10/33 144A † γ	149,000	150,668
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A † γ	358,985	348,545
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	515,069	500,028
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	267,040	252,677
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	673,750	651,630
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1
(Step to 6.57% on 02/25/35), 5.57%, 04/25/65 144A STEP	163,214	165,167
New Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1
0.00%, 08/25/65 144A † γ	189,754	190,484
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.14%, 10/15/40 144A †	190,000	190,453
NY Commercial Mortgage Trust, Series 2025-299P, Class A
5.66%, 02/10/47 144A † γ	150,000	158,220
NYC Commercial Mortgage Trust, Series 2025-11X, Class A
(Floating, CME Term SOFR 1M + 1.74%), 5.49%, 10/15/37 144A †	195,000	195,951
	Par	Value
NYC Commercial Mortgage Trust, Series 2025-28L, Class A
0.00%, 11/05/38 144A † γ	$600,000	$601,928
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.21% Floor), 4.96%, 02/15/42 144A †	132,000	130,999
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, CME Term SOFR 1M + 1.01%), 4.75%, 01/25/60 144A †	172,530	172,156
OBX Trust, Series 2023-NQM5, Class A1A
(Step to 7.42% on 07/25/27), 6.57%, 06/25/63 144A STEP	145,631	146,481
OBX Trust, Series 2023-NQM6, Class A1
(Step to 7.52% on 08/25/27), 6.52%, 07/25/63 144A STEP	363,247	365,245
OBX Trust, Series 2024-NQM12, Class A1
(Step to 6.48% on 09/25/28), 5.48%, 07/25/64 144A STEP	807,469	814,726
OBX Trust, Series 2024-NQM13, Class A1
5.12%, 06/25/64 144A	667,129	668,913
OBX Trust, Series 2024-NQM14, Class A1
(Step to 5.94% on 10/25/28), 4.94%, 09/25/64 144A STEP	702,299	702,988
OBX Trust, Series 2024-NQM15, Class A1
(Step to 6.32% on 11/25/28), 5.32%, 10/25/64 144A STEP	507,907	511,263
OBX Trust, Series 2025-NQM14, Class A1
(Step to 6.16% on 08/25/29), 5.16%, 08/25/64 144A STEP	908,900	913,706
OBX Trust, Series 2025-NQM2, Class A1
(Step to 6.60% on 02/25/29), 5.60%, 11/25/64 144A STEP	850,180	858,447
OBX Trust, Series 2025-NQM3, Class A1
(Step to 6.65% on 03/25/29), 5.65%, 12/01/64 144A STEP	103,094	104,192
OBX Trust, Series 2025-NQM6, Class A1
(Step to 6.60% on 04/25/29), 5.60%, 03/25/65 144A STEP	828,713	837,408
OBX Trust, Series 2025-NQM7, Class A1
(Step to 6.56% on 05/25/29), 5.56%, 05/25/55 144A STEP	1,147,428	1,159,081

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
OBX Trust, Series 2025-R1, Class A1
(Step to 5.94% on 12/25/29), 4.94%, 09/25/62 144A STEP	$638,632	$638,350
Oceanview Mortgage Trust, Series 2025-3, Class AF1
(Floating, U.S. 30-Day Average SOFR + 0.95%, 7.50% Cap), 4.82%, 05/25/55 144A † γ	217,809	220,026
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 4.56%, 03/15/36 144A †	1,600,000	1,596,283
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 4.82%, 01/15/36 144A †	240,000	235,447
PRET Trust, Series 2025-RPL2, Class A1
(Step to 4.25% on 04/25/29), 4.00%, 08/25/64 144A STEP	92,769	90,831
PRET Trust, Series 2025-RPL4, Class A1
(Step to 4.47% on 10/25/29), 4.00%, 03/25/65 144A STEP	685,104	673,319
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	239,860	215,489
PRM5 Trust, Series 2025-PRM5, Class A
4.47%, 02/10/28 144A † γ	270,000	270,086
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	72,872	72,109
PRPM LLC, Series 2025-RCF5, Class A1
(Step to 5.84% on 11/25/29), 4.84%, 10/25/55 144A STEP	478,616	479,417
PRPM Trust, Series 2023-NQM2, Class A1
(Step to 6.89% on 10/25/27), 6.25%, 08/25/68 144A STEP	72,924	73,325
PRPM Trust, Series 2024-NQM2, Class A1
(Step to 7.33% on 08/25/28), 6.33%, 06/25/69 144A STEP	71,729	72,688
PRPM Trust, Series 2025-NQM1, Class A1
(Step to 6.80% on 03/25/29), 5.80%, 11/25/69 144A STEP	155,203	156,623
Residential Mortgage Loan Trust, Series 2019-3, Class M1
3.26%, 09/25/59 144A	152,434	151,408
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	1,680	1,703
	Par	Value
Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A1
0.00%, 08/25/65 144A † γ	$313,521	$314,267
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A
(Floating, CME Term SOFR 1M + 1.25%), 5.00%, 08/15/30 144A †	490,000	490,927
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	7,786	7,248
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A
4.47%, 11/25/63 144A † γ	1,211,507	1,216,123
Sequoia Mortgage Trust, Series 2025-10, Class A26F
(Floating, U.S. 30-Day Average SOFR + 1.25%), 5.12%, 11/25/55 144A †	349,800	350,082
SG Residential Mortgage Trust, Series 2022-2, Class A1
(Step to 5.26% on 02/25/26), 5.35%, 08/25/62 144A STEP	94,854	94,929
SHRN Trust, Series 2025-MF18, Class A
(Floating, CME Term SOFR 1M + 1.20%), 4.95%, 10/15/40 144A †	760,000	761,426
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	56,722	55,619
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	38,555	36,998
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.15%, 09/25/34†	29,318	27,557
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.35%, 07/19/35†	16,038	15,615
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 10.50% Cap), 4.41%, 02/25/36†	102,859	88,155
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.17% on 02/25/26), 6.51%, 07/25/37 STEP	146,727	54,138

See Notes to Financial Statements.

	Par	Value
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 4.99%, 12/15/39 144A †	$315,000	$316,020
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.29% Floor), 5.04%, 04/15/42 144A †	234,000	234,574
Towd Point Mortgage Trust, Series 2015-1, Class A5
4.68%, 10/25/53 144A † γ	142,167	141,836
Towd Point Mortgage Trust, Series 2016-2, Class M1
3.00%, 08/25/55 144A	100,840	99,900
Towd Point Mortgage Trust, Series 2017-4, Class A1
2.75%, 06/25/57 144A	70,012	68,881
Towd Point Mortgage Trust, Series 2018-1, Class A1
3.00%, 01/25/58 144A	104,538	103,985
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.25%, 03/25/58 144A	164,136	163,100
Towd Point Mortgage Trust, Series 2018-6, Class A1A
3.75%, 03/25/58 144A	171,968	171,301
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	278,949	270,038
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,109,266	1,020,570
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	282,750	276,357
Triton Bond Trust, Series 2021-2, Class A1AU
(Floating, Australian BBSW 1M + 0.70%), 4.25%, 02/09/53(A) †	215,787	143,978
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	362,005	358,712
Uniform Mortgage Backed Securities
5.00%, 01/01/53 TBA	5,100,000	5,092,649
6.00%, 01/01/53 TBA	27,800,000	28,555,238
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A
5.23%, 07/13/44 144A † γ	1,400,000	1,419,053
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	654,463	580,103
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 02/25/26), 2.72%, 01/25/67 144A STEP	117,753	111,012
Verus Securitization Trust, Series 2023-2, Class A1
(Step to 7.19% on 04/25/27), 6.19%, 03/25/68 144A STEP	532,015	532,101
	Par	Value
Verus Securitization Trust, Series 2024-1, Class A1
(Step to 6.71% on 02/25/28), 5.71%, 01/25/69 144A STEP	$212,256	$213,447
Verus Securitization Trust, Series 2024-R1, Class A1
5.22%, 04/25/65 144A † γ	400,466	401,239
Verus Securitization Trust, Series 2025-11, Class A1
0.00%, 11/25/70 144A † γ	1,394,052	1,396,653
Verus Securitization Trust, Series 2025-3, Class A1
(Step to 6.62% on 05/25/29), 5.62%, 05/25/70 144A STEP	304,028	307,396
Verus Securitization Trust, Series 2025-4, Class A1
(Step to 6.45% on 06/25/29), 5.45%, 05/25/70 144A STEP	1,095,079	1,105,777
Verus Securitization Trust, Series 2025-9, Class A1
0.00%, 10/27/70 144A † γ	180,949	181,317
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.43%, 06/25/42†	1,644	1,558
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
6.17%, 08/25/33† γ	42,510	41,762
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 10.50% Cap), 4.47%, 01/25/45†	56,543	56,807
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 4.77%, 01/25/47†	110,815	103,534
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 5.01%, 06/25/46†	236,587	224,376
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.45%, 02/25/37† γ	83,436	74,633
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.41%, 05/25/37† γ	110,785	91,528
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 4.87%, 05/25/47†	2,914	8,914

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, CME Term SOFR 1M + 1.66%, 1.55% Floor), 5.40%, 01/15/59 144A †	$925,582	$925,546
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3
5.92%, 11/15/57	60,000	63,241
Wells Fargo Commercial Mortgage Trust, Series 2025-DWHP, Class A
(Floating, CME Term SOFR 1M + 2.34%, 2.34% Floor), 6.09%, 04/15/38 144A † γ	1,280,000	1,287,403
Wells Fargo Commercial Mortgage Trust, Series 2025-HI, Class A
(Floating, CME Term SOFR 1M + 1.69%), 5.44%, 10/15/42 144A †	1,400,000	1,404,183
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	52,972	47,018
WEST Trust, Series 2025-ROSE, Class A
5.28%, 04/10/30 144A † γ	217,000	220,789
Total Mortgage-Backed Securities (Cost $189,650,958)		189,231,904
MUNICIPAL BONDS — 0.3%
Maricopa County Industrial Development Authority, Grand Canyon University Project, Revenue Bond
7.38%, 10/01/29 144A	180,000	188,903
Massachusetts State Educational Financing Authority, Revenue Bond, Senior Series A
6.35%, 07/01/49	145,000	150,085
Texas Natural Gas Securitization Finance Corporation, Revenue Bond
5.10%, 04/01/35	2,687,757	2,760,295
Total Municipal Bonds (Cost $3,012,757)		3,099,283

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaption — 0.0%
Pay 1-Day SOFR (Annually); Receive 2.5% (Annually); Interest Rate Swap Maturing 02/18/27 USD, Strike Price $2.50, Expires 02/13/26 (JPM)	1	$88,100,000	811
	Number of Contracts	Notional Amount	Value
Put Swaptions — 0.0%
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/27 USD, Strike Price $3.65, Expires 09/09/26 (DEUT)	1	$30,700,000	$20,397
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/27 USD, Strike Price $3.65, Expires 09/09/26 (DEUT)	1	26,200,000	17,407
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/27 USD, Strike Price $3.65, Expires 09/09/26 (MSCS)	1	10,600,000	7,043
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/27 USD, Strike Price $3.65, Expires 09/09/26 (DEUT)	1	20,900,000	13,886
Pay 4.25% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 12/11/27 USD, Strike Price $4.25, Expires 12/09/26 (BNP)	1	56,800,000	14,864
			73,597
Total Purchased Options (Premiums paid $165,603)			74,408

	Par
U.S. TREASURY OBLIGATIONS — 21.2%
U.S. Treasury Bills
3.65%, 04/09/26Ω	$500,000	495,221
3.64%, 04/16/26Ω	3,000,000	2,969,513
		3,464,734
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	1,761,526	1,755,513
0.13%, 10/15/26	475,448	472,222

See Notes to Financial Statements.

	Par	Value
2.13%, 04/15/29	$1,102,595	$1,129,639
		3,357,374
U.S. Treasury Notes
3.63%, 05/15/26	9,835,000	9,838,570
4.38%, 08/15/26	40,413,000	40,606,736
0.75%, 08/31/26	1,505,000	1,477,565
1.38%, 08/31/26	6,525,000	6,433,403
3.50%, 09/30/26	4,935,000	4,931,773
1.63%, 10/31/26	6,000,000	5,905,369
2.00%, 11/15/26	6,600,000	6,513,413
4.25%, 12/31/26	2,495,000	2,512,689
3.75%, 04/30/27	2,570,000	2,578,483
4.50%, 05/15/27	1,920,000	1,945,800
3.75%, 08/15/27	7,985,000	8,019,778
3.63%, 08/31/27	380,000	380,905
3.38%, 09/15/27	10,760,000	10,742,557
3.50%, 04/30/28	20,747,000	20,750,242
2.88%, 05/15/28	700,000	690,293
3.75%, 05/15/28	5,155,000	5,184,802
3.88%, 06/15/28	18,600,000	18,766,746
3.88%, 07/15/28	5,270,000	5,316,524
3.63%, 08/15/28	3,645,000	3,655,679
3.38%, 09/15/28	8,165,000	8,135,019
1.25%, 09/30/28	7,000,000	6,587,793
3.50%, 10/15/28	6,825,000	6,821,001
3.50%, 11/15/28	7,285,000	7,280,162
		185,075,302
Total U.S. Treasury Obligations (Cost $191,076,459)		191,897,410

	Shares
MONEY MARKET FUNDS — 4.0%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø §	9,418,665	9,418,665
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø ∞	27,096,097	27,096,097
Total Money Market Funds (Cost $36,514,762)		36,514,762
TOTAL INVESTMENTS — 103.4% (Cost $929,265,010)		933,826,572
Liabilities in Excess of Other Assets — (3.4)%		(31,030,879)
NET ASSETS — 100.0%		$902,795,693

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Schatz	03/2026	45	$5,647,483	$(5,963)
3-Year Commonwealth Treasury Bond	03/2026	179	12,542,314	5,359
10-Year U.S. Treasury Note	03/2026	(150)	(16,865,625)	89,300
5-Year Canadian Government Bond	03/2026	57	4,704,769	(28,195)

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	03/2026	(12)	$(1,387,125)	$11,416
Ultra 10-Year U.S. Treasury Note	03/2026	(177)	(20,357,766)	29,080
Ultra Long U.S. Treasury Bond	03/2026	(24)	(2,832,000)	17,604
2-Year U.S. Treasury Note	03/2026	1,695	353,897,461	342,857
5-Year U.S. Treasury Note	03/2026	396	43,284,656	(177,564)
30-Day Federal Funds	07/2026	31	12,492,708	7,837
30-Day Federal Funds	08/2026	31	12,501,750	9,481
3-Month CME SOFR	12/2026	52	12,589,850	13,511
3-Month CME SOFR	03/2028	256	61,916,800	(57,848)
Total Futures Contracts outstanding at December 31, 2025			$478,135,275	$256,875
Forward Foreign Currency Contracts outstanding at December 31, 2025:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/14/26	Australian Dollars	5,024,000	U.S. Dollars	3,288,962	HSBC	$64,077
01/14/26	Australian Dollars	2,510,000	U.S. Dollars	1,658,135	CITI	17,049
01/07/26	U.S. Dollars	974,290	Japanese Yen	151,100,000	HSBC	9,035
01/07/26	U.S. Dollars	801,732	Japanese Yen	124,100,000	JPM	8,958
01/13/26	U.S. Dollars	925,786	Japanese Yen	143,500,000	HSBC	8,575
02/25/26	Mexican Pesos	3,587,531	U.S. Dollars	191,932	HSBC	6,217
01/14/26	New Zealand Dollars	566,429	U.S. Dollars	321,861	BNP	4,464
01/22/26	U.S. Dollars	115,564	Taiwan Dollars	3,512,305	CITI	3,868
01/16/26	Polish Zloty	763,000	U.S. Dollars	209,273	CITI	3,238
01/14/26	British Pounds	197,000	U.S. Dollars	262,502	HSBC	3,039
03/18/26	U.S. Dollars	313,557	Taiwan Dollars	9,772,140	BNP	2,924
02/24/26	Mexican Pesos	2,433,000	U.S. Dollars	131,567	BOA	2,826
01/22/26	U.S. Dollars	72,953	Taiwan Dollars	2,213,779	BNP	2,552
01/08/26	South Korean Won	172,839,648	U.S. Dollars	117,633	DEUT	2,305
03/18/26	Mexican Pesos	1,896,000	U.S. Dollars	102,388	BAR	2,103
01/23/26	Polish Zloty	267,797	U.S. Dollars	72,517	JPM	2,066
01/23/26	Polish Zloty	484,825	U.S. Dollars	133,082	BAR	1,944
01/23/26	Polish Zloty	367,547	U.S. Dollars	100,597	GSC	1,767
01/21/26	Thai Baht	1,923,763	U.S. Dollars	59,392	HSBC	1,752
01/15/26	Israeli Shekels	491,000	U.S. Dollars	152,502	CITI	1,672
01/23/26	Polish Zloty	252,120	U.S. Dollars	68,803	UBS	1,414
01/30/26	Indian Rupees	32,243,755	U.S. Dollars	356,331	CITI	1,369
04/13/26	Mexican Pesos	1,348,775	U.S. Dollars	73,236	GSC	891
01/22/26	U.S. Dollars	24,368	Taiwan Dollars	742,444	SC	757
01/21/26	Chinese Offshore Yuan	424,000	U.S. Dollars	60,147	GSC	716
01/22/26	U.S. Dollars	22,456	Taiwan Dollars	684,796	BOA	679
02/13/26	U.S. Dollars	96,284	South Korean Won	137,976,351	JPM	588
01/21/26	Chinese Offshore Yuan	422,000	U.S. Dollars	60,074	JPM	502
02/27/26	Mexican Pesos	345,938	U.S. Dollars	18,635	JPM	469
02/27/26	Mexican Pesos	342,753	U.S. Dollars	18,470	UBS	458
01/21/26	Chinese Offshore Yuan	282,000	U.S. Dollars	40,043	BNP	437
01/26/26	South African Rand	146,328	U.S. Dollars	8,398	DEUT	421
01/26/26	South African Rand	143,342	U.S. Dollars	8,242	UBS	398
01/14/26	New Zealand Dollars	1,093,000	U.S. Dollars	629,294	HSBC	393
04/13/26	Mexican Pesos	540,225	U.S. Dollars	29,311	BOA	379
03/09/26	Mexican Pesos	316,796	U.S. Dollars	17,211	HSBC	265

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/26/26	South African Rand	1,721,602	U.S. Dollars	103,527	BNP	$237
01/26/26	South African Rand	82,107	U.S. Dollars	4,740	BAR	209
01/20/26	Taiwan Dollars	3,400,184	U.S. Dollars	107,938	BNP	199
03/18/26	U.S. Dollars	16,362	Taiwan Dollars	509,272	CITI	174
01/26/26	South African Rand	75,461	U.S. Dollars	4,377	GSC	171
04/09/26	Mexican Pesos	213,349	U.S. Dollars	11,590	JPM	140
01/16/26	Polish Zloty	180,116	U.S. Dollars	50,034	BNP	131
01/15/26	Israeli Shekels	126,566	U.S. Dollars	39,671	DEUT	71
01/22/26	Indonesian Rupiahs	747,005,184	U.S. Dollars	44,672	SC	64
01/14/26	U.S. Dollars	30,014	New Zealand Dollars	52,000	CITI	57
01/22/26	Indonesian Rupiahs	449,105,389	U.S. Dollars	26,849	BNP	46
01/21/26	Chinese Offshore Yuan	210,000	U.S. Dollars	30,099	CITI	46
03/03/26	U.S. Dollars	3,997	Brazilian Reals	21,988	GSC	40
01/20/26	Taiwan Dollars	290,303	U.S. Dollars	9,197	HSBC	36
02/19/26	U.S. Dollars	20,166	Israeli Shekels	64,107	CITI	34
01/08/26	U.S. Dollars	10,000	Taiwan Dollars	313,354	BNP	30
01/20/26	Taiwan Dollars	217,738	U.S. Dollars	6,897	CITI	28
01/21/26	Thai Baht	67,097	U.S. Dollars	2,107	GSC	26
01/30/26	Indian Rupees	903,405	U.S. Dollars	10,000	BNP	22
01/20/26	Taiwan Dollars	188,278	U.S. Dollars	5,968	BOA	20
Subtotal Appreciation						$162,348
01/30/26	Taiwan Dollars	943,509	U.S. Dollars	30,000	BNP	$(4)
02/02/26	Taiwan Dollars	40,442	U.S. Dollars	1,292	CITI	(6)
03/18/26	U.S. Dollars	461	Mexican Pesos	8,516	JPM	(8)
02/02/26	Taiwan Dollars	54,589	U.S. Dollars	1,744	DEUT	(9)
01/22/26	Polish Zloty	143,838	U.S. Dollars	40,070	UBS	(10)
02/02/26	Indian Rupees	1,867,942	U.S. Dollars	20,730	BNP	(12)
02/19/26	U.S. Dollars	25,140	Israeli Shekels	80,096	BOA	(13)
01/08/26	U.S. Dollars	10,000	Indian Rupees	901,447	BNP	(22)
02/05/26	Taiwan Dollars	1,014,469	U.S. Dollars	32,279	BNP	(29)
01/12/26	U.S. Dollars	20,000	Indian Rupees	1,803,134	BNP	(38)
02/19/26	U.S. Dollars	39,671	Israeli Shekels	126,534	DEUT	(66)
02/02/26	Taiwan Dollars	1,121,391	U.S. Dollars	35,767	BNP	(117)
02/19/26	U.S. Dollars	13,561	Israeli Shekels	43,687	BAR	(158)
01/15/26	U.S. Dollars	10,189	Israeli Shekels	33,000	CITI	(173)
01/14/26	U.S. Dollars	90,557	Australian Dollars	136,000	CITI	(210)
01/22/26	U.S. Dollars	22,724	Israeli Shekels	73,099	DEUT	(228)
01/12/26	Taiwan Dollars	934,671	U.S. Dollars	30,000	BNP	(266)
01/29/26	U.S. Dollars	10,163	Mexican Pesos	188,744	DEUT	(288)
01/22/26	Taiwan Dollars	1,254,327	U.S. Dollars	40,177	CITI	(288)
01/30/26	Indian Rupees	2,328,495	U.S. Dollars	26,147	JPM	(316)
01/14/26	U.S. Dollars	58,694	Canadian Dollars	81,000	CITI	(358)
01/21/26	U.S. Dollars	39,499	Chinese Offshore Yuan	277,917	GSC	(395)
01/08/26	South Korean Won	138,157,653	U.S. Dollars	96,284	JPM	(412)
01/22/26	Taiwan Dollars	2,025,523	U.S. Dollars	64,897	BNP	(483)
02/19/26	U.S. Dollars	49,962	Israeli Shekels	160,873	MSCS	(558)
01/16/26	U.S. Dollars	36,010	Polish Zloty	131,375	BNP	(581)
01/14/26	U.S. Dollars	60,004	Swiss Francs	48,000	HSBC	(689)
01/30/26	Indian Rupees	5,860,876	U.S. Dollars	65,811	DEUT	(793)
01/14/26	U.S. Dollars	59,653	Canadian Dollars	83,000	GSC	(858)
01/21/26	U.S. Dollars	78,667	Chinese Offshore Yuan	554,290	SC	(899)
01/08/26	U.S. Dollars	57,727	South Korean Won	84,504,823	DEUT	(913)
01/21/26	U.S. Dollars	79,142	Chinese Offshore Yuan	557,710	BNP	(915)
01/08/26	U.S. Dollars	59,734	South Korean Won	87,524,031	JPM	(1,002)
01/16/26	U.S. Dollars	50,140	Polish Zloty	184,096	JPM	(1,134)

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/08/26	U.S. Dollars	95,183	South Korean Won	138,891,427	BOA	$(1,198)
01/15/26	U.S. Dollars	99,048	Israeli Shekels	320,015	GSC	(1,437)
01/21/26	U.S. Dollars	164,316	Chinese Offshore Yuan	1,157,245	JPM	(1,801)
01/30/26	Indian Rupees	14,629,921	U.S. Dollars	164,275	CITI	(1,976)
03/03/26	Brazilian Reals	4,033,352	U.S. Dollars	727,924	GSC	(2,137)
01/14/26	U.S. Dollars	427,059	Singapore Dollars	554,119	HSBC	(4,445)
01/15/26	U.S. Dollars	224,387	Israeli Shekels	731,284	JPM	(5,237)
01/14/26	U.S. Dollars	2,401,842	Euro	2,069,406	HSBC	(31,792)
01/14/26	U.S. Dollars	1,632,789	Canadian Dollars	2,298,032	HSBC	(42,586)
01/14/26	U.S. Dollars	3,326,012	Australian Dollars	5,089,676	JPM	(70,859)
01/14/26	U.S. Dollars	4,024,843	Australian Dollars	6,183,016	BNP	(101,728)
Subtotal Depreciation						$(277,447)
Total Forward Foreign Currency Contracts outstanding at December 31, 2025						$(115,099)
Swap Agreements outstanding at December 31, 2025:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Republic of Korea, 2.75% due 1/19/2027 (Pay Quarterly)	(1.00)%	12/20/2030	MSCS	USD	1,600,000	$(57,670)	$(62,820)	$5,150
						$(57,670)	$(62,820)	$5,150

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Sell Protection
iTraxx Europe & Crossover Series 44 (Receive Quarterly)	0.58%	5.00%	12/20/2030	BOA	EUR	1,200,000	$282,625	$274,268	$8,356
iTraxx Europe & Crossover Series 44 (Receive Quarterly)	0.58%	5.00%	12/20/2030	JPM	EUR	800,000	188,417	181,744	6,673
iTraxx Europe & Crossover Series 44 (Receive Quarterly)	0.58%	5.00%	12/20/2030	BNP	EUR	300,000	70,656	68,616	2,040
							$541,698	$524,628	$17,069

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
4.10% (Annually)	1-Day SOFR (Annually)	2/11/2026	USD	24,600,000	$38,897	$—	$38,897
3.29% (Annually)	1-Day SOFR (Annually)	5/31/2030	USD	22,820,900	101,824	1,584	100,240
3.38% (Annually)	1-Day SOFR (Annually)	5/31/2030	USD	30,523,700	36,384	29,985	6,399
1-Day SONIA (Annually)	3.75% (Annually)	9/17/2030	GBP	7,600,000	42,037	(4,105)	46,142

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.75% (Annually)	1-Day SOFR (Annually)	12/17/2032	USD	2,000,000	$(16,915)	$(45,341)	$28,426
Subtotal Appreciation					$202,227	$(17,877)	$220,104
3.86% (Annually)	1-Day SOFR (Annually)	2/28/2029	USD	6,100,000	$(70,100)	$—	$(70,100)
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	2,200,000	(28,843)	5,556	(34,399)
6-Month ASX BBSW (Semiannually)	4.25% (Semiannually)	3/18/2036	AUD	4,200,000	(124,459)	7,362	(131,821)
Subtotal Depreciation					$(223,402)	$12,918	$(236,320)
Net Centrally Cleared Interest Rate Swaps outstanding at December 31, 2025					$(21,175)	$(4,959)	$(16,216)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$8,892,406	$—	$8,892,406	$—
Asset-Backed Securities	178,534,418	—	178,534,418	—
Corporate Bonds	241,835,282	—	241,835,282	—
Foreign Bonds	83,746,699	—	83,746,699	—
Money Market Funds	36,514,762	36,514,762	—	—
Mortgage-Backed Securities	189,231,904	—	189,231,904	—
Municipal Bonds	3,099,283	—	3,099,283	—
Purchased Options:
Call Swaption	811	—	811	—
Put Swaptions	73,597	—	73,597	—
Total Purchased Options	74,408	—	74,408	—
U.S. Treasury Obligations	191,897,410	—	191,897,410	—
Total Assets - Investments in Securities	$933,826,572	$36,514,762	$897,311,810	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$162,348	$—	$162,348	$—
Futures Contracts	526,445	526,445	—	—
Swap Agreements	242,323	—	242,323	—
Total Assets - Other Financial Instruments	$931,116	$526,445	$404,671	$ —

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(277,447)	$—	$(277,447)	$—
Futures Contracts	(269,570)	(269,570)	—	—
Swap Agreements	(236,320)	—	(236,320)	—
Total Liabilities - Other Financial Instruments	$(783,337)	$(269,570)	$(513,767)	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the year ended December 31, 2025.

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
AGENCY OBLIGATIONS — 0.7%
Federal Farm Credit Banks Funding Corporation
2.90%, 04/12/32	$2,640,000	$2,492,250
3.30%, 05/19/32	1,310,000	1,263,967
2.85%, 03/28/34	2,880,000	2,602,994
1.70%, 04/23/35	3,800,000	3,012,872
3.08%, 03/30/37	1,770,000	1,560,311
Federal Home Loan Mortgage Corporation
0.80%, 10/28/26	7,200,000	7,034,939
Tennessee Valley Authority
3.50%, 12/15/42	500,000	416,325
4.25%, 09/15/52	1,050,000	898,578
5.25%, 02/01/55	350,000	348,505
4.63%, 09/15/60	50,000	44,743
4.25%, 09/15/65	5,400,000	4,484,528
Tennessee Valley Authority Principal Strip
3.50%, 09/15/39Ω	400,000	209,577
3.06%, 01/15/48Ω	600,000	189,073
2.25%, 04/01/56Ω	1,000,000	194,529
Total Agency Obligations (Cost $26,374,264)		24,753,191
ASSET-BACKED SECURITIES — 10.9%
1988 CLO 4, Ltd., Series 2024-4A, Class D
(Floating, CME Term SOFR 3M + 4.25%, 4.25% Floor), 8.15%, 04/15/37 144A †	1,750,000	1,756,036
Aaset Trust, Series 2021-1A, Class A
2.95%, 11/16/41 144A	420,322	405,130
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	648,568	616,218
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	957,284	973,327
AASET, Ltd., Series 2025-2A, Class A
5.52%, 02/16/50 144A	337,301	343,268
AASET, Ltd., Series 2025-3A, Class A
5.24%, 02/16/50 144A	248,878	249,883
AASET, Series 2024-1A, Class A1
6.26%, 05/16/49 144A	916,928	944,202
AASET, Series 2024-1A, Class A2
6.26%, 05/16/49 144A	733,543	755,361
AASET, Series 2025-1A, Class A
5.94%, 02/16/50 144A	937,791	957,708
ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1, Class A2B
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor), 4.25%, 03/25/37†	2,095,569	860,433
	Par	Value
ACHM Trust, Series 2025-HE1, Class A
5.92%, 03/25/55 144A	$211,445	$214,545
Acrec LLC, Series 2025-FL3, Class B
(Floating, CME Term SOFR 1M + 1.94%), 5.68%, 08/18/42 144A †	1,250,000	1,241,801
Affirm Asset Securitization Trust, Series 2024-X2, Class A
5.22%, 12/17/29 144A	60,655	60,674
Affirm Master Trust, Series 2025-1A, Class A
4.99%, 02/15/33 144A	635,000	641,635
Affirm Master Trust, Series 2025-3A, Class B
4.75%, 10/16/34 144A	125,000	125,011
AGL CLO 39, Ltd., Series 2025-39A, Class B
(Floating, CME Term SOFR 3M + 1.50%), 5.38%, 04/20/38 144A †	900,000	902,166
AGL CLO 42, Ltd., Series 2025-42A, Class A1
(Floating, CME Term SOFR 3M + 1.30%), 5.57%, 07/22/38 144A †	535,000	536,944
AIMCO CLO 21, Ltd., Series 2024-21A, Class B
(Floating, CME Term SOFR 3M + 1.92%, 1.92% Floor), 5.80%, 04/18/37 144A †	385,000	386,966
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,033,700	1,040,502
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2
1.94%, 08/15/46 144A	3,400,000	3,339,762
ALLO Issuer LLC, Series 2024-1A, Class A2
5.94%, 07/20/54 144A	1,000,000	1,016,016
ALLO Issuer LLC, Series 2025-1A, Class A2
5.53%, 04/20/55 144A	500,000	506,434
ALTDE Trust, Series 2025-1A, Class A
5.90%, 08/15/50 144A	1,371,241	1,405,139
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29	1,247,575	1,212,944
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34	1,868,333	1,713,533
American Credit Acceptance Receivables Trust, Series 2022-4, Class D
8.00%, 02/15/29 144A	648,746	654,202
American Credit Acceptance Receivables Trust, Series 2025-1, Class D
5.54%, 08/12/31 144A	1,390,000	1,413,150

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American Credit Acceptance Receivables Trust, Series 2025-4, Class B
4.55%, 01/14/30 144A	$1,100,000	$1,105,619
American Express Credit Account Master Trust, Series 2025-3, Class A
4.51%, 04/15/32	2,600,000	2,661,700
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 4.52%, 01/25/36†	158,824	159,141
AMMC CLO 30, Ltd., Series 2024-30A, Class E
(Floating, CME Term SOFR 3M + 7.73%, 7.73% Floor), 11.63%, 01/25/36 144A †	1,000,000	1,004,618
Anchorage Capital CLO 6, Ltd., Series 2015-6A, Class AR4
(Floating, CME Term SOFR 3M + 1.37%), 5.64%, 07/22/38 144A †	670,000	672,648
Anchorage Credit Funding 13, Ltd., Series 2021-13A, Class A2
2.80%, 07/27/39 144A	1,000,000	970,928
Applebee's Funding LLC, Series 2025-1A, Class A2
6.72%, 06/07/55 144A	2,095,000	2,114,389
Aqua Finance Issuer Trust, Series 2025-A, Class A
5.25%, 12/19/50 144A	449,225	458,067
Aqua Finance Trust, Series 2024-A, Class B
5.06%, 04/18/50 144A	1,515,000	1,530,977
Aqueduct European CLO 14 DAC, Series 2025-14A, Class B
(Floating, Euribor 3M + 1.85%), 3.97%, 01/25/39(E) 144A †	1,100,000	1,292,533
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 5.43%, 01/15/37 144A †	605,916	605,169
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	2,084,500	2,032,174
AREIT, Ltd., Series 2025-CRE10, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.35%, 12/17/29 144A †	1,300,000	1,303,858
AREIT, Series 2025-CRE11, Class B
(Floating, CME Term SOFR 1M + 2.00%), 6.00%, 06/18/43 144A †	300,000	300,148
Ares Direct Lending CLO 2 LLC, Series 2024-2A, Class C
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.23%, 10/20/36 144A †	1,500,000	1,497,977
	Par	Value
Ares Direct Lending CLO 6 LLC, Series 2025-2A, Class A1
(Floating, CME Term SOFR 3M + 1.45%), 5.20%, 10/16/37 144A †	$750,000	$750,987
Ares Direct Lending CLO 6 LLC, Series 2025-2A, Class B
(Floating, CME Term SOFR 3M + 1.80%), 5.55%, 10/16/37 144A †	1,500,000	1,502,345
Ares Direct Lending CLO 7 LLC, Series 2025-3A, Class B
(Floating, CME Term SOFR 3M + 1.85%), 5.58%, 01/20/38 144A †	500,000	500,817
Ares Direct Lending CLO 8 LLC, Series 2025-4A, Class B
(Floating, CME Term SOFR 3M + 1.75%), 5.42%, 01/20/39 144A †	800,000	800,524
Ares European CLO XXI DAC, Series 21A, Class B
(Floating, Euribor 3M + 1.70%), 3.71%, 04/15/38(E) 144A †	610,000	714,438
Ares LVI CLO, Ltd., Series 2020-56A, Class CR2
(Floating, CME Term SOFR 3M + 1.90%), 5.76%, 01/25/38 144A †	1,000,000	1,004,637
Arini European CLO VII DAC, Series 7A, Class B
(Floating, Euribor 3M + 1.80%), 3.90%, 01/15/39(E) 144A †	1,700,000	1,997,279
Armada Euro CLO IX DAC, Series 9A, Class B
(Floating, Euribor 3M + 1.85%), 3.93%, 10/30/39(E) 144A †	1,400,000	1,644,890
Aurium CLO VIII DAC, Series 8A, Class CR
(Floating, Euribor 3M + 2.15%), 4.16%, 10/16/38(E) 144A †	1,600,000	1,880,093
AutoNation Finance Trust, Series 2025-1A, Class C
5.19%, 12/10/30 144A	100,000	102,008
AutoNation Finance Trust, Series 2025-1A, Class D
5.63%, 09/10/32 144A	100,000	101,991
Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A
5.25%, 04/20/29 144A	1,075,000	1,099,325
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D
7.35%, 04/20/28 144A	250,000	254,143
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C
7.34%, 02/20/30 144A	1,305,000	1,384,522
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A
5.36%, 06/20/30 144A	1,880,000	1,942,302

See Notes to Financial Statements.

	Par	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B
5.85%, 06/20/30 144A	$1,000,000	$1,037,901
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C
6.48%, 06/20/30 144A	250,000	260,736
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A
5.23%, 12/20/30 144A	1,345,000	1,389,929
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C
6.11%, 12/20/30 144A	250,000	258,273
Bain Capital Credit CLO, Ltd., Series 2017-2A, Class BR3
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 5.61%, 07/25/37 144A †	1,925,000	1,931,593
Bain Capital Credit CLO, Ltd., Series 2022-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.38%, 1.38% Floor), 5.27%, 10/16/37 144A †	825,000	828,332
Bain Capital Credit CLO, Ltd., Series 2024-6A, Class B
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 5.57%, 01/21/38 144A †	1,715,000	1,721,774
Bain Capital Credit CLO, Ltd., Series 2025-5A, Class D1
(Floating, 2.60% - CME Term SOFR 3M), 0.00%, 01/19/39 144A †	1,890,000	1,890,000
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
4.72%, 02/15/29	2,400,000	2,405,782
Barings CLO, Ltd., Series 2024-1A, Class D
(Floating, CME Term SOFR 3M + 4.00%, 4.00% Floor), 7.88%, 01/20/37 144A †	1,325,000	1,346,565
BCRED CLO LLC, Series 2025-1A, Class C
(Floating, CME Term SOFR 3M + 2.00%), 5.88%, 04/20/37 144A †	900,000	898,156
BDS LLC, Series 2024-FL13, Class AS
(Floating, CME Term SOFR 1M + 1.99%, 1.99% Floor), 5.72%, 09/19/39 144A †	1,000,000	1,003,433
BDS LLC, Series 2025-FL14, Class B
(Floating, CME Term SOFR 1M + 1.69%), 5.42%, 10/17/42 144A †	1,350,000	1,338,135
BDS LLC, Series 2025-FL15, Class B
(Floating, CME Term SOFR 1M + 1.90%), 5.63%, 03/19/43 144A †	1,250,000	1,252,165
	Par	Value
BDS LLC, Series 2025-FL16, Class B
(Floating, CME Term SOFR 1M + 1.85%), 5.85%, 07/19/43 144A †	$300,000	$300,148
Benefit Street Partners CLO 43, Ltd., Series 2025-43A, Class A
(Floating, CME Term SOFR 3M + 1.27%), 5.19%, 10/20/38 144A †	250,000	250,664
BHG Securitization Trust, Series 2025-1CON, Class A
4.82%, 04/17/36 144A	375,338	379,420
BHG Securitization Trust, Series 2025-1CON, Class B
5.26%, 04/17/36 144A	89,806	90,823
Birch Grove CLO 13, Ltd., Series 2025-13A, Class A1
(Floating, CME Term SOFR 3M + 1.31%), 5.47%, 10/23/38 144A †	680,000	681,899
Birch Grove CLO 6, Ltd., Series 2023-6A, Class A1R
(Floating, CME Term SOFR 3M + 1.38%), 5.75%, 07/20/37 144A †	400,000	401,552
Birch Grove CLO 7, Ltd., Series 2023-7A, Class A1R
(Floating, CME Term SOFR 3M + 1.26%), 5.14%, 10/20/38 144A †	450,000	451,012
Blue Stream Issuer LLC, Series 2023-1A, Class A2
5.40%, 05/20/53 144A	1,000,000	1,006,691
Bridgepoint CLO IX DAC, Series 9A, Class B
(Floating, Euribor 3M + 1.80%), 3.91%, 10/15/39(E) 144A †	1,300,000	1,527,760
BRSP, Ltd., Series 2024-FL2, Class A
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 5.68%, 08/19/37 144A †	750,000	749,927
BSPRT Issuer LLC, Series 2024-FL11, Class B
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 6.04%, 07/15/39 144A †	250,000	250,017
BSPRT Issuer LLC, Series 2025-FL12, Class AS
(Floating, CME Term SOFR 1M + 1.65%), 5.38%, 01/17/43 144A †	300,000	299,841
CAL Funding IV, Ltd., Series 2020-1A, Class A
2.22%, 09/25/45 144A	115,631	111,081
Capital Automotive REIT, Series 2024-3A, Class A2
4.55%, 10/15/54 144A	1,181,250	1,133,581

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Carlyle U.S. CLO, Ltd., Series 2025-3A, Class A
(Floating, CME Term SOFR 3M + 1.38%), 5.46%, 07/25/38 144A †	$4,050,000	$4,067,585
CarMax Select Receivables Trust, Series 2025-A, Class C
5.46%, 07/15/31	485,000	495,209
CarMax Select Receivables Trust, Series 2025-A, Class D
5.86%, 07/15/31	840,000	861,651
Carmax Select Receivables Trust, Series 2025-B, Class D
5.33%, 07/15/31	800,000	809,293
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor, 14.50% Cap), 4.00%, 01/25/37†	890,010	812,590
CARS-DB7 LP, Series 2023-1A, Class A1
5.75%, 09/15/53 144A	514,938	518,852
Carvana Auto Receivables Trust, Series 2024-P4, Class C
5.10%, 05/12/31	840,000	853,453
Carvana Auto Receivables Trust, Series 2024-P4, Class D
5.60%, 12/10/32	1,250,000	1,260,789
Carvana Auto Receivables Trust, Series 2025-P1, Class C
5.34%, 08/11/31	1,495,000	1,519,760
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A
3.97%, 04/15/39 144A	144,923	142,065
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A
5.78%, 02/15/50 144A	934,639	951,140
Castlelake Aircraft Structured Trust, Series 2025-2A, Class A
5.47%, 08/15/50 144A	1,022,733	1,036,857
Castlelake Aircraft Structured Trust, Series 2025-3A, Class A
5.09%, 11/15/50 144A	1,092,737	1,098,398
CBAMR, Ltd., Series 2021-14A, Class A1R
(Floating, CME Term SOFR 3M + 1.28%), 5.24%, 10/20/38 144A †	1,240,000	1,241,245
Ceamer Finance III LLC
6.79%, 11/15/39†††	537,998	556,181
Cedar Funding IX CLO, Ltd., Series 2018-9A, Class AR
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 5.30%, 07/20/37 144A †	1,085,000	1,089,076
Cerberus Loan Funding 50 LLC, Series 2025-1A, Class A
(Floating, CME Term SOFR 3M + 1.65%), 5.55%, 07/15/37 144A †	1,250,000	1,254,378
	Par	Value
Cerberus Loan Funding 50 LLC, Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.95%), 5.85%, 07/15/37 144A †	$300,000	$300,633
Cerberus Loan Funding 51 LLC, Series 2025-2A, Class B
(Floating, CME Term SOFR 3M + 1.82%), 5.94%, 10/15/37 144A †	1,000,000	1,001,870
Cerberus Loan Funding 52 LLC, Series 2025-3A, Class B
(Floating, CME Term SOFR 3M + 1.80%), 5.77%, 10/15/37 144A †	750,000	751,299
Cerberus Loan Funding 53 LLC, Series 2025-4A, Class C
(Floating, CME Term SOFR 3M + 2.00%), 5.68%, 01/15/38 144A †	300,000	300,293
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.30%, 03/22/35 144A †	1,250,000	1,250,659
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class A
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.25%, 01/15/36 144A †	1,750,000	1,754,843
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class B
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 7.10%, 01/15/36 144A †	1,000,000	1,005,189
Cerberus Loan Funding XLV LLC, Series 2024-1A, Class B
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.30%, 04/15/36 144A †	1,500,000	1,504,891
Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class C
(Floating, CME Term SOFR 3M + 2.55%, 2.55% Floor), 6.45%, 07/15/36 144A †	1,000,000	1,005,415
Cerberus Loan Funding XLVIII LLC, Series 2024-4A, Class B
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 5.75%, 10/15/36 144A †	950,000	943,546
Cerberus Loan Funding XXXII LP, Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.88%, 1.88% Floor), 5.79%, 04/22/33 144A †	911,833	912,225
CF Hippolyta Issuer LLC, Series 2022-1A, Class A2
6.11%, 08/15/62 144A	1,689,801	1,646,417
CFMT LLC Series 2022-HB9, Class A
3.25%, 09/25/37 144A	523,048	516,580

See Notes to Financial Statements.

	Par	Value
CIFC Funding, Ltd., Series 2018-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 5.20%, 01/18/38 144A †	$2,720,000	$2,730,586
CIFC Funding, Ltd., Series 2019-4A, Class A1R2
(Floating, CME Term SOFR 3M + 1.30%), 5.20%, 07/15/38 144A †	375,000	376,388
CIFC Funding, Ltd., Series 2019-7A, Class A1R
(Floating, CME Term SOFR 3M + 1.28%), 5.37%, 10/19/38 144A †	470,000	471,551
CIFC Funding, Ltd., Series 2021-4A, Class AR
(Floating, CME Term SOFR 3M + 1.36%, 1.36% Floor), 5.22%, 07/23/37 144A †	250,000	251,023
Cifc Funding, Ltd., Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 6.18%, 01/20/37 144A †	1,200,000	1,201,372
Citibank Credit Card Issuance Trust, Series 2025-A2, Class A
4.49%, 06/21/32	1,850,000	1,889,817
Citigroup Mortgage Loan Trust, Series 2006-WF1, Class A1
(Step to 4.90% on 02/25/26), 4.94%, 03/25/36 STEP	1,758,965	840,998
Citizens Auto Receivables Trust, Series 2023-1, Class A3
5.84%, 01/18/28 144A	1,034,745	1,040,970
CLI Funding VI LLC, Series 2020-3A, Class A
2.07%, 10/18/45 144A	43,867	41,529
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	727,442	678,243
CLI Funding VIII LLC, Series 2022-1A, Class A1
2.72%, 01/18/47 144A	169,533	158,233
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A4
3.04%, 07/20/51 144A	800,000	693,844
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1
5.32%, 05/25/50 144A	500,000	505,596
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2
5.66%, 02/25/50 144A	600,000	607,524
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3
5.85%, 02/25/50 144A	95,000	96,068
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2
5.29%, 07/25/50 144A	705,000	710,877
	Par	Value
Corevest American Finance Trust, Series 2021-1, Class D
3.25%, 04/15/53 144A	$240,000	$214,481
CoreVest American Finance Trust, Series 2021-3, Class D
3.47%, 10/15/54 144A	100,000	91,765
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C
5.38%, 03/17/36 144A	200,000	203,449
Crown City CLO IV, Series 2022-4A, Class C1R
(Floating, CME Term SOFR 3M + 4.50%, 4.50% Floor), 8.38%, 04/20/37 144A †	1,400,000	1,411,992
CVC Cordatus Loan Fund III DAC, Series 3A, Class B1R3
(Floating, Euribor 3M + 1.65%), 3.71%, 05/26/38(E) 144A †	1,600,000	1,863,282
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.86%, 0.75% Floor), 4.60%, 03/25/34†	49,433	51,111
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, CME Term SOFR 1M + 0.35%, 0.24% Floor, 16.00% Cap), 4.10%, 12/15/35†	8,503	8,289
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2
4.50%, 05/20/49 144A	380,000	371,531
CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2
4.65%, 05/20/49 144A	305,000	293,595
DataBank Issuer II LLC, Series 2025-1A, Class A2
5.18%, 09/27/55 144A	915,000	903,853
DB Master Finance LLC, Series 2025-1A, Class A2II
5.17%, 08/20/55 144A	300,000	301,688
Diameter Capital CLO 10, Ltd., Series 2025-10A, Class A
(Floating, CME Term SOFR 3M + 1.31%), 5.19%, 04/20/38 144A †	250,000	250,896
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	1,200,000	1,201,273
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2II
3.15%, 04/25/51 144A	272,300	250,460
Drive Auto Receivables Trust, Series 2025-2, Class D
4.90%, 12/15/32	500,000	500,721

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Dryden 54 Senior Loan Fund, Series 2017-54A, Class C
(Floating, CME Term SOFR 3M + 2.41%), 6.30%, 10/19/29 144A †	$1,000,000	$1,002,954
Dryden 97 CLO, Ltd., Series 2022-97A, Class D1R
(Floating, CME Term SOFR 3M + 2.90%), 6.78%, 10/20/38 144A †	1,730,000	1,732,010
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR
(Floating, CME Term SOFR 3M + 2.11%), 6.02%, 04/15/29 144A †	1,500,000	1,504,263
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	400,000	412,302
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.31%), 5.19%, 12/27/66 144A †	534,601	539,419
EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2
4.45%, 07/25/55 144A	900,000	874,214
EFMT, Series 2025-CES4, Class A1
(Step to 6.43% on 08/25/29), 5.43%, 06/25/60 144A STEP	898,777	907,008
Eldridge CLO, Ltd., Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.65%), 5.57%, 10/20/38 144A †	800,000	801,849
Eldridge CLO, Ltd., Series 2025-2A, Class C
(Floating, 1.85% - CME Term SOFR 3M), 0.00%, 01/20/39 144A †	675,000	675,000
EWC Master Issuer LLC, Series 2022-1A, Class A2
5.50%, 03/15/52 144A	1,375,125	1,360,231
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	850,000	869,318
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2
4.70%, 09/15/27	119,361	119,381
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3
4.67%, 08/15/28	475,000	475,891
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 05/15/31	1,365,000	1,386,878
FIGRE Trust, Series 2024-HE1, Class A
6.17%, 03/25/54 144A	193,280	197,682
FIGRE Trust, Series 2024-HE2, Class A
6.38%, 05/25/54 144A	1,231,826	1,265,764
	Par	Value
FIGRE Trust, Series 2024-HE3, Class A
5.94%, 07/25/54 144A	$693,584	$706,685
FIGRE Trust, Series 2024-HE3, Class B
6.13%, 07/25/54 144A	346,792	353,318
FIGRE Trust, Series 2024-HE4, Class A
5.06%, 09/25/54 144A	329,162	331,391
FIGRE Trust, Series 2024-HE5, Class A
5.44%, 10/25/54 144A	1,199,282	1,215,851
FIGRE Trust, Series 2024-HE6, Class A
5.72%, 12/25/54 144A	516,706	521,604
FIGRE Trust, Series 2025-HE1, Class A
0.00%, 01/25/55 144A	482,998	491,296
FIGRE Trust, Series 2025-PF1, Class A
5.76%, 06/25/55 144A	1,268,217	1,288,416
FIGRE Trust, Series 2025-PF2, Class A
0.00%, 10/25/55 144A	616,158	615,716
First Investors Auto Owner Trust, Series 2025-1A, Class D
5.22%, 12/15/33 144A	100,000	100,649
FirstKey Homes Trust, Series 2022-SFR3, Class B
4.50%, 07/17/26 144A	1,500,000	1,496,670
Five Guys Holdings, Inc., Series 2023-1A, Class A2
7.55%, 01/26/54 144A	990,000	1,019,554
FOCUS Brands Funding, Series 2023-2, Class A2
8.24%, 10/30/53 144A	637,000	676,662
Ford Credit Auto Owner Trust, Series 2024-1, Class A
4.87%, 08/15/36 144A STEP	1,700,000	1,745,837
Ford Credit Auto Owner Trust, Series 2025-2, Class A
4.37%, 02/15/38 144A STEP	3,500,000	3,537,344
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 5.88%, 10/18/33 144A †	1,250,000	1,251,312
Foundation Finance Trust, Series 2024-1A, Class B
5.95%, 12/15/49 144A	392,762	403,694
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	1,380,000	1,393,071
FS Rialto Issuer LLC, Series 2024-FL9, Class AS
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 5.83%, 10/19/39 144A †	450,000	451,950

See Notes to Financial Statements.

	Par	Value
FS Rialto Issuer LLC, Series 2025-FL10, Class AS
(Floating, CME Term SOFR 1M + 1.59%), 5.32%, 08/01/30 144A †	$400,000	$395,456
FS Rialto Issuer LLC, Series 2025-FL10, Class B
(Floating, CME Term SOFR 1M + 1.85%), 5.58%, 08/01/30 144A †	300,000	296,364
FS Rialto, Series 2021-FL3, Class B
(Floating, CME Term SOFR 1M + 1.91%, 1.91% Floor), 5.65%, 11/16/36 144A †	1,000,000	999,971
Garnet CLO 2, Ltd., Series 2025-2A, Class A
(Floating, CME Term SOFR 3M + 1.35%), 5.43%, 10/20/38 144A †	985,000	988,401
Garnet CLO 3, Ltd., Series 2025-3A, Class A1
(Floating, CME Term SOFR 3M + 1.27%), 5.19%, 10/20/38 144A †	930,000	932,664
GCP CLO Warehouse JP, Ltd., Series 2025-82A, Class A1
(Floating, CME Term SOFR 3M + 1.26%), 5.23%, 10/15/38 144A †	600,000	601,673
GGAM Master Trust International, Ltd., Series 2025-1A, Class A
5.92%, 09/30/60 144A	915,000	924,287
Gilead Aviation LLC, Series 2025-1A, Class A
5.79%, 03/15/50 144A	625,772	637,013
GLS Auto Receivables Issuer Trust, Series 2025-2A, Class A2
4.75%, 03/15/28 144A	1,311,806	1,314,339
GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D
5.59%, 01/15/31 144A	100,000	101,392
GLS Auto Receivables Issuer Trust, Series 2025-4A, Class D
5.13%, 08/15/31 144A	395,000	397,806
GLS Auto Select Receivables Issuer Trust, Series 2025-4A, Class C
5.14%, 12/15/31 144A	400,000	402,735
GLS Auto Select Receivables Trust, Series 2024-4A, Class D
5.28%, 10/15/31 144A	1,442,000	1,459,464
GLS Auto Select Receivables Trust, Series 2025-1A, Class B
5.04%, 02/15/31 144A	1,090,000	1,113,100
GLS Auto Select Receivables Trust, Series 2025-1A, Class C
5.26%, 03/15/31 144A	825,000	843,203
GLS Auto Select Receivables Trust, Series 2025-1A, Class D
5.74%, 04/15/32 144A	825,000	844,030
	Par	Value
GLS Auto Select Receivables Trust, Series 2025-3A, Class C
4.94%, 09/15/31 144A	$100,000	$100,779
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	1,200,000	1,207,439
Goldentree Loan Management U.S. CLO 9, Ltd., Series 2021-9A, Class CR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.28%, 04/20/37 144A †	1,000,000	1,005,242
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class CRR
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 6.20%, 11/05/37 144A †	1,000,000	998,515
Golub Capital Partners CLO, Series 2013-16A, Class A1R3
(Floating, CME Term SOFR 3M + 1.63%), 5.49%, 08/09/39 144A † γ	1,050,000	1,051,879
Golub Capital Partners CLO, Series 2013-16A, Class BR3
(Floating, CME Term SOFR 3M + 1.95%), 5.81%, 08/09/39 144A	400,000	400,770
Golub Capital Partners CLO, Series 2023-69A, Class BR
(Floating, CME Term SOFR 3M + 1.70%), 5.57%, 11/09/38 144A †	1,100,000	1,101,412
Golub Capital Partners CLO, Series 2023-69A, Class CR
(Floating, CME Term SOFR 3M + 2.05%), 5.92%, 11/09/38 144A †	1,100,000	1,100,000
Golub Capital Partners CLO, Series 2025-83A, Class B
(Floating, CME Term SOFR 3M + 1.70%), 5.54%, 11/09/38 144A †	400,000	400,497
Golub Capital Partners CLO, Series 2025-83A, Class C
(Floating, CME Term SOFR 3M + 2.05%), 5.89%, 11/09/38 144A †	400,000	399,110
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	1,252,267	1,270,109
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	1,484,559	1,212,062
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	1,515,544	1,354,552

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
GPMT, Ltd., Series 2021-FL3, Class A
(Floating, CME Term SOFR 1M + 1.61%, 1.36% Floor), 5.35%, 07/16/35 144A †	$138,028	$138,280
GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class B
5.07%, 06/25/60 144A	1,500,000	1,516,955
Halseypoint CLO II, Ltd., Series 2020-2A, Class BR
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 5.83%, 07/20/37 144A †	1,100,000	1,103,766
Harvest CLO XXXVII DAC, Series 37A, Class B
(Floating, 1.85% - Euribor 3M), 0.00%, 01/15/39(E) 144A †	1,700,000	1,997,840
Hilton Grand Vacations Trust, Series 2023-1A, Class C
6.94%, 01/25/38 144A	324,383	335,784
Hilton Grand Vacations Trust, Series 2025-1A, Class C
5.52%, 05/27/42 144A	76,371	77,674
HINNT LLC, Series 2024-A, Class A
5.49%, 03/15/43 144A	312,141	318,568
Hlend CLO LLC, Series 2025-3A, Class A
(Floating, CME Term SOFR 3M + 1.40%), 5.28%, 01/20/37 144A †	2,550,000	2,553,090
HLEND CLO LLC, Series 2025-4A, Class B
(Floating, CME Term SOFR 3M + 1.85%), 6.07%, 08/15/37 144A †	1,200,000	1,202,121
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
5.67%, 06/21/28	1,736,295	1,755,547
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A
4.46%, 12/15/38 144A	79,953	79,269
Hotwire Funding LLC, Series 2021-1, Class A2
2.31%, 11/20/51 144A	1,350,000	1,322,899
Hotwire Funding LLC, Series 2023-1A, Class C
8.84%, 05/20/53 144A	750,000	766,492
HPS Private Credit CLO LLC, Series 2025-3A, Class A1
(Floating, CME Term SOFR 3M + 1.65%), 5.91%, 07/20/37 144A	1,000,000	1,000,807
Hyundai Auto Receivables Trust, Series 2025-A, Class C
4.76%, 06/15/32	400,000	406,249
Invesco U.S. CLO, Ltd., Series 2024-4A, Class A1
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.23%, 01/15/38 144A †	2,720,000	2,730,981
Invitation Homes Trust, Series 2024-SFR1, Class B
4.00%, 09/17/29 144A	650,000	634,001
	Par	Value
Island Finance Trust, Series 2025-1A, Class A
6.54%, 03/19/35 144A	$100,000	$101,234
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%, 08/16/60 144A	148,887	139,292
Jack in the Box Funding LLC, Series 2019-1A, Class A2II
4.48%, 08/25/49 144A	58,103	57,674
JCP Direct Lending CLO LLC, Series 2023-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.65%), 5.53%, 07/20/37 144A †	700,000	701,296
Jefferies Credit Partners Direct Lending CLO, Ltd., Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.75%), 5.51%, 10/15/37 144A †	200,000	200,286
Jefferies Credit Partners Direct Lending CLO, Ltd., Series 2025-1A, Class C
(Floating, CME Term SOFR 3M + 2.20%), 5.96%, 10/15/37 144A †	250,000	249,555
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	1,511,085	1,360,476
JG Wentworth XXXV LLC, Series 2015-2A, Class A
3.87%, 03/15/58 144A	51,372	48,210
JOL Air, Ltd., Series 2019-1, Class A
3.97%, 04/15/44 144A	126,649	126,062
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.52%, 05/20/54 144A †	251,286	252,290
KDAC Aviation Finance, Ltd., Series 2017-1A, Class A
4.21%, 12/15/42 144A	696,400	695,953
Kestrel Aircraft Funding, Ltd., Series 2018-1A, Class A
4.25%, 12/15/38 144A	418,765	419,015
KKR CLO, Ltd., Series 16, Class A2R3
(Floating, CME Term SOFR 3M + 1.60%), 5.45%, 10/20/34 144A †	550,000	552,731
KREF, Ltd., Series 2021-FL2, Class AS
(Floating, CME Term SOFR 1M + 1.41%, 1.30% Floor), 5.15%, 02/15/39 144A †	300,000	294,480
Labrador Aviation Finance, Ltd., Series 2016-1A, Class A1
4.30%, 01/15/42 144A	80,820	80,931
LAD Auto Receivables Trust, Series 2024-3A, Class C
4.93%, 03/15/30 144A	825,000	836,378

See Notes to Financial Statements.

	Par	Value
LAD Auto Receivables Trust, Series 2024-3A, Class D
5.18%, 02/17/32 144A	$550,000	$556,291
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	2,200,000	2,145,018
LoanCore Issuer LLC, Series 2025-CRE8, Class B
(Floating, CME Term SOFR 1M + 1.84%), 5.58%, 08/17/42 144A †	1,000,000	994,936
LoanCore Issuer LLC, Series 2025-CRE9, Class AS
(Floating, CME Term SOFR 1M + 1.70%), 5.43%, 08/18/42 144A †	650,000	649,489
LoanCore Issuer, Ltd., Series 2021-CRE5, Class AS
(Floating, CME Term SOFR 1M + 1.86%, 1.86% Floor), 5.61%, 07/15/36 144A †	625,377	625,054
LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 5.51%, 11/15/38 144A †	940,000	938,288
LRECS LLC, Series 2025-CRE1, Class AS
(Floating, CME Term SOFR 1M + 1.75%), 5.75%, 08/19/43 144A †	300,000	300,691
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A
2.64%, 10/15/46 144A	916,834	875,885
MACH 1 Cayman, Ltd., Series 2019-1, Class A
3.47%, 10/15/39 144A	156,750	155,445
Madison Park Funding LXXI, Ltd., Series 2025-71A, Class B
(Floating, CME Term SOFR 3M + 1.50%), 5.36%, 04/23/38 144A †	650,000	651,146
Magnetite XLVIII, Ltd., Series 2025-48A, Class A1
(Floating, CME Term SOFR 3M + 1.28%), 5.57%, 10/15/38 144A †	835,000	837,708
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	2,200,000	2,166,499
Marlette Funding Trust, Series 2024-1A, Class D
6.93%, 07/17/34 144A	1,335,000	1,371,916
MC Ltd., Series 2021-1, Class A
2.63%, 11/05/35 144A	690,883	657,441
MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2
5.40%, 08/20/55 144A	500,000	507,899
MF1, Ltd., Series 2022-FL8, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.08%, 02/19/37 144A †	551,917	551,981
	Par	Value
Midocean Credit CLO XXI, Series 2025-21A, Class A1
(Floating, CME Term SOFR 3M + 1.26%), 5.12%, 10/20/38 144A †	$755,000	$756,687
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	1,360,000	1,369,827
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.79%, 0.68% Floor), 4.67%, 10/25/35†	139,403	139,598
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC3, Class A2C
(Floating, CME Term SOFR 1M + 0.30%, 0.19% Floor), 4.04%, 05/25/37†	1,161,290	907,268
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor), 4.00%, 11/25/36†	4,528,861	1,490,165
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	1,329,892	1,159,530
MVW LLC, Series 2021-1WA, Class C
1.94%, 01/22/41 144A	251,908	243,565
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	105,624	100,837
MVW LLC, Series 2023-1A, Class A
4.93%, 10/20/40 144A	65,881	66,738
Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1
(Floating, CME Term SOFR 1M + 0.46%, 0.18% Floor), 4.20%, 06/25/37†	923,098	912,970
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, CME Term SOFR 1M + 1.56%), 5.31%, 07/16/40 144A †	522,999	523,964
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class B
2.24%, 05/15/69 144A	280,000	228,567
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A
2.77%, 11/15/46 144A STEP	970,223	928,020
Navigator Aviation, Ltd., Series 2024-1, Class A
5.40%, 08/15/49 144A	950,000	956,328
Navigator Aviation, Ltd., Series 2025-1, Class A
5.11%, 10/15/50 144A	495,006	491,620

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Neuberger Berman Loan Advisers CLO 27, Ltd., Series 2018-27A, Class CR
(Floating, CME Term SOFR 3M + 2.10%, 2.10% Floor), 6.00%, 07/15/38 144A †	$1,100,000	$1,105,728
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1
1.91%, 10/20/61 144A	230,000	192,685
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 03/15/28	249,266	251,374
Northwoods Capital 20, Ltd., Series 2019-20A, Class AR2
(Floating, CME Term SOFR 3M + 1.34%), 5.20%, 10/25/38 144A †	485,000	486,508
Obra Capital, Inc.
6.00%, 06/30/39†††	1,400,000	1,490,160
Obsidian Issuer LLC, Series 2025-1A, Class A
6.75%, 05/15/55 144A †††	850,000	862,113
OBX Trust, Series 2025-HE1, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.90%), 5.77%, 02/25/55 144A †	1,000,000	1,002,683
OCP CLO, Ltd., Series 2020-18A, Class A1R2
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.25%, 07/20/37 144A †	745,000	748,130
OCP CLO, Ltd., Series 2024-38A, Class A
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.20%, 01/21/38 144A †	1,265,000	1,270,427
Octane Receivables Trust, Series 2025-1A, Class B
4.61%, 06/20/31 144A	310,000	310,261
OHA Credit Funding, Ltd., Series 2021-10RA, Class A1
(Floating, CME Term SOFR 3M + 1.26%), 5.54%, 07/18/37 144A †	1,130,000	1,131,715
OHA Loan Funding, Ltd., Series 2015-1A, Class A1R4
(Floating, CME Term SOFR 3M + 1.25%), 5.13%, 10/19/38 144A †	750,000	752,245
OneMain Financial Issuance Trust, Series 2019-2A, Class D
4.05%, 10/14/36 144A	100,000	96,518
OneMain Financial Issuance Trust, Series 2025-1A, Class D
5.79%, 07/14/38 144A	125,000	126,813
Option One Mortgage Loan Trust, Series 2007-5, Class 2A4
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.15%, 05/25/37†	1,446,754	785,796
	Par	Value
Owl Rock CLO I LLC, Series 2019-1A, Class ANR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.29%, 02/20/36 144A †	$1,000,000	$1,001,227
Owl Rock CLO III, Ltd., Series 2020-3A, Class BR
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.23%, 04/20/36 144A †	1,000,000	1,003,088
Owl Rock CLO VII LLC, Series 2022-7A, Class AR
(Floating, CME Term SOFR 3M + 1.40%), 5.28%, 04/20/38 144A †	800,000	797,626
Owl Rock CLO XVI LLC, Series 2024-16A, Class A
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 5.88%, 04/20/36 144A †	1,000,000	1,003,482
Owl Rock CLO XVI LLC, Series 2024-16A, Class B
(Floating, CME Term SOFR 3M + 2.50%, 2.50% Floor), 6.38%, 04/20/36 144A †	1,000,000	1,003,444
Owl Rock CLO XVII LLC, Series 2024-17A, Class B
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 5.85%, 07/15/36 144A †	2,200,000	2,204,484
OWL Rock CLO XXI LLC, Series 2025-21A, Class B
(Floating, CME Term SOFR 3M + 1.90%), 5.77%, 07/24/34 144A † γ	300,000	300,538
OWL Rock CLO XXII LLC, Series 2025-22A, Class A
(Floating, CME Term SOFR 3M + 1.47%), 5.42%, 10/20/37 144A †	1,250,000	1,251,695
Pagaya AI Debt Grantor Trust, Series 2025-5, Class A2
5.11%, 03/15/33 144A	499,981	503,334
Palmer Square CLO, Ltd., Series 2023-4A, Class CR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 5.73%, 10/20/37 144A †	1,000,000	1,003,878
Palmer Square Loan Funding, Ltd., Series 2022-3A, Class A1BR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.30%, 04/15/31 144A †	1,600,000	1,601,553
Park Blue CLO, Ltd., Series 2025-9A, Class A1
(Floating, CME Term SOFR 3M + 1.35%), 5.43%, 10/20/38 144A †	8,050,000	8,077,446
Penta CLO DAC, Series 2021-2A, Class BR
(Floating, Euribor 3M + 1.65%), 3.68%, 04/15/38(E) 144A †	1,350,000	1,578,261

See Notes to Financial Statements.

	Par	Value
PFP, Ltd., Series 2024-11, Class AS
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 5.97%, 09/17/39 144A †	$94,513	$94,558
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 5.14%, 09/25/65 144A †	129,453	130,522
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.06%), 4.94%, 11/25/65 144A †	132,904	132,910
Pk Alift Loan Funding 6 LP, Series 2025-1, Class A
5.37%, 11/15/42 144A	938,607	947,118
PK Alift Loan Funding 7 LP, Series 2025-2, Class A
4.75%, 03/15/43 144A	244,196	245,148
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2II
6.24%, 06/05/54 144A	395,000	410,279
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I
5.27%, 12/06/55 144A	380,000	382,890
Polen Capital CLO, Ltd., Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.70%), 5.58%, 03/06/38 144A †	2,150,000	2,157,063
PRET LLC, Series 2024-NPL7, Class A1
(Step to 8.93% on 11/25/27), 5.93%, 10/25/54 144A STEP	1,211,051	1,212,699
Progress Residential Trust, Series 2022-SFR5, Class B
4.90%, 06/17/39 144A	1,385,000	1,387,612
Progress Residential Trust, Series 2022-SFR5, Class C
5.19%, 06/17/39 144A	2,580,000	2,579,598
QTS Issuer ABS I LLC, Series 2025-1A, Class A2
5.44%, 05/25/55 144A	1,550,000	1,562,349
QTS Issuer ABS II LLC, Series 2025-1A, Class A2
5.04%, 10/05/55 144A	600,000	596,222
QTS Issuer ABS II LLC, Series 2025-1A, Class B
5.78%, 10/05/55 144A	310,000	301,690
RAD CLO 26, Ltd., Series 2024-26A, Class A
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.25%, 10/20/37 144A †	930,000	933,656
RCKT Mortgage Trust, Series 2024-CES4, Class A1A
(Step to 7.15% on 06/25/28), 6.15%, 06/25/44 144A STEP	366,948	371,614
RCKT Mortgage Trust, Series 2025-CES7, Class A1B
(Step to 6.48% on 08/25/29), 5.48%, 07/25/55 144A STEP	919,819	931,612
	Par	Value
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.20% Floor), 5.05%, 11/25/36 144A †	$251,319	$251,424
Regatta 35 Funding, Ltd., Series 2025-4A, Class A1
(Floating, CME Term SOFR 3M + 1.29%), 5.57%, 10/15/38 144A †	895,000	898,026
Regatta XI Funding, Ltd., Series 2018-1A, Class AR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.28%, 07/17/37 144A †	250,000	250,939
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	1,370,000	1,381,104
Regional Management Issuance Trust, Series 2024-2, Class C
5.74%, 12/15/33 144A	550,000	555,923
Regional Management Issuance Trust, Series 2025-1, Class B
5.53%, 04/17/34 144A	1,000,000	1,011,949
Regional Management Issuance Trust, Series 2025-2, Class B
5.00%, 11/16/37 144A	505,000	504,759
Republic Finance Issuance Trust, Series 2024-B, Class A
5.42%, 11/20/37 144A	1,270,000	1,295,378
Republic Finance Issuance Trust, Series 2025-A, Class C
5.38%, 11/20/34 144A	345,000	348,260
RR 29, Ltd., Series 2024-29RA, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 5.29%, 07/15/39 144A †	1,600,000	1,607,168
Sabey Data Center Issuer LLC, Series 2021-1, Class A2
1.88%, 06/20/46 144A	815,000	803,188
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A
6.72%, 11/25/53 144A	226,426	235,170
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class A1A
(Floating, U.S. 30-Day Average SOFR + 1.75%), 5.70%, 06/25/55 144A †	710,118	711,780
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 08/15/31	2,000,000	2,065,867
Santander Drive Auto Receivables Trust, Series 2025-1, Class A2
4.76%, 08/16/27	86,534	86,553
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3
4.74%, 01/16/29	1,675,000	1,678,941
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2
4.71%, 06/15/28	1,018,943	1,020,567

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Santander Drive Auto Receivables Trust, Series 2025-4, Class D
4.95%, 01/15/32	$100,000	$100,544
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor, 10.28% Cap), 1.43%, 03/25/35†	23,205	20,073
SEB Funding LLC, Series 2021-1A, Class A2
4.97%, 01/30/52 144A	1,406,475	1,405,550
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	150,000	153,612
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2C
(Floating, CME Term SOFR 1M + 0.43%, 0.32% Floor), 4.17%, 11/25/36†	1,706,595	468,808
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.21%, 02/25/37 144A †	1,502,816	1,324,791
Service Experts Issuer LLC, Series 2024-1A, Class A
6.39%, 11/20/35 144A	277,076	284,264
Service Experts Issuer LLC, Series 2025-1A, Class A
5.38%, 01/20/37 144A	371,759	372,776
SERVPRO Master Issuer LLC, Series 2021-1A, Class A2
2.39%, 04/25/51 144A	477,500	452,179
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2
6.17%, 01/25/54 144A	638,625	660,479
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2
5.53%, 10/25/55 144A	1,500,000	1,499,497
SF ABS Issuer LLC, Series 2025-1A, Class A2
5.38%, 11/25/55 144A	1,395,000	1,369,089
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B
5.11%, 02/20/31 144A	100,000	102,492
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C
5.20%, 10/20/32 144A	300,000	306,548
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class C
5.05%, 04/20/33 144A	300,000	305,560
Shentel Issuer LLC, Series 2025-1A, Class A2
5.64%, 12/20/55 144A	725,000	734,043
Silver Point CLO 12, Ltd., Series 2025-12A, Class A1
(Floating, CME Term SOFR 3M + 1.31%), 5.29%, 10/15/38 144A †	1,025,000	1,028,075
	Par	Value
Slam, Ltd., Series 2021-1A, Class A
2.43%, 06/15/46 144A	$1,802,501	$1,722,809
Slam, Ltd., Series 2024-1A, Class A
5.34%, 09/15/49 144A	597,815	607,199
SLAM, Ltd., Series 2025-1A, Class A
5.81%, 05/15/50 144A	2,653,788	2,728,406
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	121,984	118,599
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.34%, 03/17/53 144A	1,057,425	1,002,103
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	638,488	656,338
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	615,333	609,330
Sonic Capital LLC, Series 2020-1A, Class A2II
4.34%, 01/20/50 144A	473,333	458,633
Sonic Capital LLC, Series 2021-1A, Class A2II
2.64%, 08/20/51 144A	460,557	400,865
Sound Point Euro CLO 14 Funding DAC, Series 14A, Class B
(Floating, Euribor 3M + 1.60%), 3.60%, 04/20/39(E) 144A †	1,330,000	1,565,711
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4
(Floating, CME Term SOFR 1M + 0.39%, 0.28% Floor), 4.13%, 06/25/37†	1,383,312	933,919
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	699,994	672,334
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2
5.90%, 03/25/48 144A	1,000,000	1,002,447
Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2
5.90%, 07/25/48 144A	1,000,000	1,005,232
Stack Infrastructure Issuer LLC, Series 2025-1A, Class A2
5.00%, 05/25/50 144A	950,000	940,770
STAR Trust, Series 2025-SFR6, Class B
(Floating, CME Term SOFR 1M + 1.65%), 5.40%, 08/17/42 144A †	1,500,000	1,501,872
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2
4.63%, 07/20/27 144A	1,711,135	1,717,196
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	658,770	643,425
STORE Master Funding LLC, Series 2025-1A, Class A5
5.17%, 10/20/55 144A	499,375	500,124

See Notes to Financial Statements.

	Par	Value
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	$495,833	$502,508
Store Master Funding, Series 2024-1A, Class A3
5.93%, 05/20/54 144A	471,042	476,406
Stream Innovations Issuer Trust, Series 2024-1A, Class A
6.27%, 07/15/44 144A	734,062	764,102
Stream Innovations Issuer Trust, Series 2024-2A, Class A
5.21%, 02/15/45 144A	1,361,823	1,379,308
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor), 4.63%, 02/25/35 144A †	694,691	693,213
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4, Class A1
(Floating, CME Term SOFR 1M + 0.74%, 0.63% Floor), 3.37%, 11/25/37†	1,255,581	1,227,123
STWD LLC, Series 2025-FL4, Class B
(Floating, CME Term SOFR 1M + 1.95%), 5.68%, 11/19/42 144A †	450,000	450,012
Subway Funding LLC, Series 2024-1A, Class A23
6.51%, 07/30/54 144A	792,000	820,893
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	1,475,100	1,496,761
Subway Funding LLC, Series 2024-1A, Class A2II
6.27%, 07/30/54 144A	346,500	354,354
Subway Funding LLC, Series 2024-3A, Class A23
5.91%, 07/30/54 144A	693,000	690,776
Subway Funding LLC, Series 2024-3A, Class A2I
5.25%, 07/30/54 144A	1,371,150	1,369,436
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A
5.75%, 12/20/50 144A	152,027	152,386
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	1,818,880	1,661,420
SVC ABS LLC, Series 2023-1A, Class A
5.15%, 02/20/53 144A	640,792	634,038
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	700,000	707,385
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	350,000	351,266
Switch ABS Issuer LLC, Series 2025-1A, Class A2
5.04%, 03/25/55 144A	1,000,000	985,435
	Par	Value
Taco Bell Funding LLC, Series 2025-1A, Class A2I
4.82%, 08/25/55 144A	$550,000	$548,680
Taco Bell Funding LLC, Series 2025-1A, Class A2II
5.05%, 08/25/55 144A	550,000	550,444
Textainer Marine Containers VII, Ltd., Series 2021-2A, Class A
2.23%, 04/20/46 144A	626,667	594,476
Textainer Marine Containers VII, Ltd., Series 2021-3A, Class A
1.94%, 08/20/46 144A	660,000	593,115
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	903,125	829,428
TIF Funding III LLC, Series 2024-1A, Class A
5.48%, 05/22/34 144A	477,813	481,200
TIF Funding III LLC, Series 2024-2A, Class A
5.54%, 07/20/49 144A	1,155,592	1,165,466
Tikehau CLO IV DAC, Series 4A, Class DR
(Floating, Euribor 3M + 3.25%), 5.30%, 10/15/39(E) 144A †	1,200,000	1,406,875
Tikehau US CLO III, Ltd., Series 2022-2A, Class C1R
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 7.08%, 01/20/36 144A †	900,000	905,320
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A
7.29%, 10/25/63 144A	615,484	623,649
Towd Point Mortgage Trust, Series 2025-CES4, Class A2
(Step to 6.46% on 11/25/29), 5.46%, 10/25/65 144A STEP	900,000	904,562
Towd Point Mortgage Trust, Series 2025-HE1, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.52%, 07/25/65 144A †	1,700,000	1,701,249
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A
4.65%, 05/25/38 144A	2,775,000	2,836,993
TPG CLO, Ltd., Series 2025-1A, Class A1
(Floating, CME Term SOFR 3M + 1.37%), 5.52%, 07/15/37 144A †	1,010,000	1,014,057
Tricon Residential Trust, Series 2023-SFR1, Class C
5.10%, 07/17/40 144A	1,000,000	1,002,058
Tricon Residential Trust, Series 2023-SFR2, Class C
5.00%, 12/17/28 144A	500,000	499,686
Tricon Residential Trust, Series 2024-SFR1, Class C
4.85%, 04/17/29 144A	1,000,000	998,562

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Tricon Residential Trust, Series 2024-SFR2, Class B
5.70%, 06/17/28 144A	$300,000	$304,841
Tricon Residential Trust, Series 2024-SFR3, Class C
5.25%, 08/17/41 144A	500,000	499,823
Tricon Residential Trust, Series 2025-SFR1, Class B
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.10%, 03/17/42 144A †	1,500,000	1,501,627
Tricon Residential Trust, Series 2025-SFR2, Class B
5.42%, 08/09/44 144A	999,478	1,015,386
Trinitas CLO XXXIV, Ltd., Series 2025-34A, Class A
(Floating, CME Term SOFR 3M + 1.34%), 5.20%, 04/22/38 144A †	4,375,000	4,393,344
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	858,600	799,650
Triumph Rail Holdings LLC, Series 2021-2, Class A
2.15%, 06/19/51 144A	1,861,727	1,801,163
TRTX Issuer, Ltd., Series 2025-FL6, Class A
(Floating, CME Term SOFR 1M + 1.54%), 5.27%, 09/18/42 144A †	1,100,000	1,103,687
TRTX Issuer, Ltd., Series 2025-FL7, Class B
(Floating, 1.95% - CME Term SOFR 1M), 0.00%, 06/18/43 144A †	500,000	500,247
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	330,904	327,257
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	481,771	461,132
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	481,771	465,172
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	748,128	767,690
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	559,783	587,662
United Airlines Pass-Through Trust, Series 2024-1, Class AA
5.45%, 02/15/37	193,104	199,489
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class A2
5.88%, 04/20/55 144A	100,000	102,286
UPX HIL Issuer Trust, Series 2025-1, Class A
5.16%, 01/25/47 144A	434,029	437,831
USB Auto Owner Trust, Series 2025-1A, Class D
5.40%, 12/15/32 144A	100,000	101,532
	Par	Value
Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2
5.10%, 09/15/54 144A	$150,000	$149,271
Vantage Data Centers LLC, Series 2025-1A, Class A2
5.13%, 08/15/55 144A	1,550,000	1,535,985
VB-S1 Issuer LLC, Series 2024-1A, Class D
6.64%, 05/15/54 144A	1,100,000	1,119,265
Vista Point Securitization Trust, Series 2024-CES1, Class A1
(Step to 7.67% on 05/25/28), 6.68%, 05/25/54 144A STEP	684,825	693,723
Vista Point Securitization Trust, Series 2024-CES2, Class A1
(Step to 6.25% on 10/25/28), 5.25%, 10/25/54 144A STEP	602,041	602,313
Vista Point Securitization Trust, Series 2024-CES3, Class A1
(Step to 6.68% on 01/25/29), 5.68%, 01/25/55 144A STEP	561,716	565,007
Vista Point Securitization Trust, Series 2025-CES1, Class A1
(Step to 6.81% on 04/25/29), 5.81%, 04/25/55 144A STEP	748,285	754,341
Volofin Finance Designated Activity Co., Series 2024-1A, Class A
5.94%, 06/15/37 144A	454,093	463,269
Voya CLO, Ltd., Series 2019-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.27%, 10/15/37 144A †	925,000	928,932
WAVE LLC, Series 2019-1, Class A
3.60%, 09/15/44 144A	110,983	109,070
Wellfleet CLO, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 5.73%, 10/18/37 144A †	1,250,000	1,254,319
Wendy's Funding LLC, Series 2025-1A, Class A2I
5.42%, 12/15/55 144A	450,000	450,751
Western Funding Auto Loan Trust, Series 2025-1, Class C
5.34%, 11/15/35 144A	200,000	202,801
Westlake Automobile Receivables Trust, Series 2024-3A, Class D
5.21%, 04/15/30 144A	2,090,000	2,117,543
Westlake Automobile Receivables Trust, Series 2025-1A, Class D
5.54%, 11/15/30 144A	1,400,000	1,422,842
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1
4.80%, 09/19/39 144A	1,187,376	1,200,376
Willis Engine Structured Trust VII, Series 2023-A, Class A
8.00%, 10/15/48 144A	184,493	189,763
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,244,892	1,207,549

See Notes to Financial Statements.

	Par	Value
Wingstop Funding LLC, Series 2022-1A, Class A2
3.73%, 03/05/52 144A	$397,000	$385,516
Zayo Issuer LLC, Series 2025-3A, Class A2
5.57%, 10/20/55 144A	900,000	901,952
Total Asset-Backed Securities (Cost $390,367,542)		391,833,308
CORPORATE BONDS — 22.4%
180 Medical, Inc.
5.30%, 10/08/35 144A	200,000	199,804
7-Eleven, Inc.
1.30%, 02/10/28 144A	725,000	685,028
Accident Fund Insurance Co. of America
8.50%, 08/01/32 144A	100,000	100,763
Acrisure LLC
6.75%, 07/01/32 144A	810,000	839,945
Acushnet Co.
5.63%, 12/01/33 144A Δ	505,000	511,937
Adventist Health System
2.95%, 03/01/29	160,000	152,125
4.74%, 12/01/30	3,360,000	3,377,474
5.76%, 12/01/34Δ	450,000	465,984
AECOM
6.00%, 08/01/33 144A	1,576,000	1,616,078
Albertsons Cos., Inc.
5.50%, 03/31/31 144A	780,000	789,652
5.75%, 03/31/34 144A Δ	1,020,000	1,025,401
Alcon Finance Corporation
3.00%, 09/23/29 144A	2,285,000	2,192,836
Alexandria Real Estate Equities, Inc. REIT
2.75%, 12/15/29	1,400,000	1,315,883
3.38%, 08/15/31	375,000	351,165
5.15%, 04/15/53Δ	600,000	525,778
Allegion U.S. Holding Co., Inc.
5.60%, 05/29/34	602,000	631,559
Alliant Energy Finance LLC
4.25%, 06/15/28 144A	75,000	74,700
Amazon.com, Inc.
4.80%, 12/05/34	75,000	77,219
Amdocs, Ltd.
2.54%, 06/15/30	1,600,000	1,471,846
American Electric Power Co., Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.13%), 5.80%, 03/15/56^	265,000	263,199
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.94%), 6.05%, 03/15/56^	265,000	260,499
American Express Co.
(Variable, U.S. SOFR + 1.42%), 5.28%, 07/26/35^	1,200,000	1,239,134
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	314,779
2.38%, 07/15/31	230,000	206,039
American International Group, Inc.
3.40%, 06/30/30	275,000	265,676
	Par	Value
American National Global Funding
5.25%, 06/03/30 144A	$250,000	$254,574
American National Group, Inc.
5.00%, 06/15/27	796,000	802,461
6.14%, 06/13/32 144A	163,000	170,537
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.18%), 7.00%, 12/01/55^	350,000	351,861
American Tower Corporation REIT
3.38%, 10/15/26	1,200,000	1,194,080
3.95%, 03/15/29	300,000	297,782
5.90%, 11/15/33Δ	3,235,000	3,463,028
Americo Life, Inc.
3.45%, 04/15/31 144A	1,450,000	1,315,214
AmFam Holdings, Inc.
3.83%, 03/11/51 144A	1,350,000	913,663
Amgen, Inc.
5.25%, 03/02/30Δ	2,123,000	2,206,704
Amkor Technology, Inc.
5.88%, 10/01/33 144A	492,000	502,764
Amphenol Corporation
4.63%, 02/15/36	1,390,000	1,365,340
Amrize Finance U.S. LLC
5.40%, 04/07/35Δ	700,000	724,072
Antares Holdings LP
3.75%, 07/15/27 144A	2,895,000	2,832,771
Antero Midstream Partners LP
5.75%, 10/15/33 144A	668,000	672,393
AP Grange Holdings LLC
5.00%, 03/20/45†††	300,000	312,000
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	2,018,849
AppLovin Corporation
5.13%, 12/01/29	585,000	600,824
5.38%, 12/01/31	640,000	664,828
5.50%, 12/01/34	5,432,000	5,592,952
Aquila FDG
7.45%, 09/30/45†††	400,000	417,619
Arch Capital Finance LLC
4.01%, 12/15/26	675,000	675,219
Arch Capital Group, Ltd.
7.35%, 05/01/34	200,000	232,418
Archer-Daniels-Midland Co.
3.25%, 03/27/30Δ	175,000	169,282
Ares Finance Co. II LLC
3.25%, 06/15/30 144A	482,000	457,748
Arsenal AIC Parent LLC
8.00%, 10/01/30 144A	100,000	106,241
Arthur J Gallagher & Co.
4.85%, 12/15/29	570,000	583,916
5.15%, 02/15/35	1,610,000	1,631,526
AS Mileage Plan IP, Ltd.
5.31%, 10/20/31 144A Δ	850,000	858,787
Ascension Health
4.92%, 11/15/35	1,495,000	1,500,969
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	344,121
5.95%, 10/15/33 144A	1,900,000	2,014,154

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.80%, 04/15/34 144A	$952,000	$1,000,113
AT&T, Inc.
2.75%, 06/01/31	200,000	183,948
2.25%, 02/01/32Δ	300,000	263,631
2.55%, 12/01/33	3,994,000	3,416,025
5.38%, 08/15/35	1,675,000	1,721,286
3.50%, 06/01/41	450,000	355,335
3.65%, 06/01/51	575,000	406,283
3.50%, 09/15/53	1,664,000	1,119,212
Athene Global Funding
(Floating, Euribor 3M + 1.00%), 3.05%, 02/23/27(E) †	1,700,000	2,007,588
5.03%, 07/17/30 144A	1,000,000	1,008,967
Atlassian Corporation
5.50%, 05/15/34Δ	2,454,000	2,545,358
AutoNation, Inc.
1.95%, 08/01/28	175,000	165,224
4.75%, 06/01/30	250,000	252,777
Aviation Capital Group LLC
5.13%, 04/10/30 144A	15,000	15,252
6.38%, 07/15/30 144A	1,745,000	1,867,369
4.80%, 10/24/30 144A	135,000	135,283
Axon Enterprise, Inc.
6.25%, 03/15/33 144A	180,000	188,009
AZ BATTERY PROPERTY LLC
6.73%, 02/20/46†††	280,000	279,160
Bank of America Corporation
(Variable, U.S. SOFR + 1.29%), 5.08%, 01/20/27^	1,000,000	1,000,512
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ Δ ^	700,000	692,809
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	2,000,000	1,992,024
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	4,985,000	5,111,151
(Variable, U.S. SOFR + 1.11%), 4.62%, 05/09/29Δ ^	1,600,000	1,621,976
(Variable, CME Term SOFR 3M + 1.57%), 4.27%, 07/23/29^	600,000	603,081
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 02/07/30^	2,500,000	2,488,851
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.63%, 05/01/30ρ ^	350,000	364,967
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 6.25%, 07/26/30ρ ^	500,000	508,087
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	75,000	69,944
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,300,000	1,169,475
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	855,000	765,503
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	475,000	435,185
(Variable, U.S. SOFR + 1.83%), 4.57%, 04/27/33^	1,215,000	1,214,501
	Par	Value
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33^	$600,000	$613,243
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	2,700,000	2,785,231
(Variable, U.S. SOFR + 1.74%), 5.52%, 10/25/35^	195,000	200,183
(Variable, U.S. SOFR + 1.31%), 5.51%, 01/24/36^	2,025,000	2,118,436
(Variable, U.S. SOFR + 1.70%), 5.74%, 02/12/36^	25,000	26,114
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	1,937,000	1,703,020
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 3.75%, 12/20/26ρ ^	700,000	690,144
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.27%), 5.95%, 12/20/30ρ ^	200,000	203,244
Banner Health
2.34%, 01/01/30	865,000	809,365
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	274,141
Beacon Funding Trust
6.27%, 08/15/54 144A	1,850,000	1,886,881
Becton, Dickinson and Co.
2.82%, 05/20/30Δ	750,000	708,558
Beignet Investor LLC
6.58%, 05/30/49 144A	13,498,000	14,314,054
Belrose Funding Trust II
6.79%, 05/15/55 144A	500,000	523,397
Belvoir Land LLC
5.60%, 12/15/35 144A	1,000,000	951,387
Berkshire Hathaway Energy Co.
3.70%, 07/15/30	450,000	443,014
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30	825,000	758,672
Berry Global, Inc.
1.57%, 01/15/26	2,100,000	2,097,929
4.88%, 07/15/26 144A	450,000	450,100
BGC Group, Inc.
6.15%, 04/02/30	2,645,000	2,744,299
Bimbo Bakeries U.S.A., Inc.
5.38%, 01/09/36 144A	725,000	743,786
Block Financial LLC
3.88%, 08/15/30	1,600,000	1,543,235
Block, Inc.
6.00%, 08/15/33 144A	430,000	441,696
Blue Owl Capital Corporation
2.88%, 06/11/28	2,200,000	2,078,333
Blue Owl Finance LLC
6.25%, 04/18/34	1,285,000	1,327,784
BMW U.S. Capital LLC
4.75%, 03/21/28 144A	1,400,000	1,421,098

See Notes to Financial Statements.

	Par	Value
Boardwalk Pipelines LP
5.63%, 08/01/34Δ	$350,000	$367,446
Boeing Co. (The)
6.26%, 05/01/27	400,000	410,626
6.30%, 05/01/29	400,000	424,854
2.95%, 02/01/30Δ	174,000	165,180
5.15%, 05/01/30	1,431,000	1,472,310
6.39%, 05/01/31	400,000	434,602
6.53%, 05/01/34	5,221,000	5,790,379
3.25%, 02/01/35	25,000	21,987
5.71%, 05/01/40	1,225,000	1,254,843
3.85%, 11/01/48	25,000	18,606
5.81%, 05/01/50	3,560,000	3,522,324
6.86%, 05/01/54	1,985,000	2,240,596
7.01%, 05/01/64	300,000	343,267
Boost Newco Borrower LLC
7.50%, 01/15/31 144A	500,000	531,665
Boston Properties LP REIT
4.50%, 12/01/28Δ	900,000	906,481
2.55%, 04/01/32	1,100,000	961,806
BP Capital Markets America, Inc.
4.23%, 11/06/28	175,000	176,238
Broadcom, Inc.
2.45%, 02/15/31	2,000,000	1,831,756
4.15%, 04/15/32 144A	2,470,000	2,422,863
3.42%, 04/15/33Δ	1,025,000	951,535
3.47%, 04/15/34	8,445,000	7,720,290
3.19%, 11/15/36 144A	28,000	23,808
3.50%, 02/15/41	375,000	306,166
Brookfield Capital Finance LLC
6.09%, 06/14/33	140,000	150,208
Brooklyn Union Gas Co. (The)
6.39%, 09/15/33 144A	1,250,000	1,352,157
Brown & Brown, Inc.
5.55%, 06/23/35	260,000	267,817
Builders FirstSource, Inc.
6.38%, 03/01/34 144A	1,000,000	1,035,543
6.75%, 05/15/35 144A	1,075,000	1,125,272
Bunge, Ltd. Finance Corporation
4.20%, 09/17/29	828,000	830,343
4.65%, 09/17/34Δ	828,000	814,243
CACI International, Inc.
6.38%, 06/15/33 144A	495,000	512,785
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.60%), 5.25%, 07/26/30^	1,200,000	1,238,915
(Variable, U.S. SOFR + 2.04%), 6.18%, 01/30/36^	2,225,000	2,329,201
(Variable, U.S. SOFR + 1.63%), 5.20%, 09/11/36^	790,000	787,960
Cardinal Health, Inc.
5.13%, 02/15/29Δ	585,000	602,957
Carlyle Group, Inc. (The)
5.05%, 09/19/35	725,000	717,157
Carnival Corporation
5.75%, 03/15/30 144A	1,460,000	1,504,285
5.88%, 06/15/31 144A	2,595,000	2,682,355
	Par	Value
5.75%, 08/01/32 144A	$2,375,000	$2,440,909
Carpenter Technology Corporation
5.63%, 03/01/34 144A	560,000	569,321
Carrier Global Corporation
2.72%, 02/15/30	750,000	707,572
2.70%, 02/15/31	1,075,000	998,256
CBRE Services, Inc.
5.50%, 06/15/35	2,500,000	2,589,015
CDW LLC
3.57%, 12/01/31	3,715,000	3,466,218
Centene Corporation
2.50%, 03/01/31	1,606,000	1,387,418
CenterPoint Energy Resources Corporation
5.40%, 07/01/34‡‡	1,300,000	1,346,754
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/31/50Ω ^	1,000,000	934,445
Charter Communications Operating LLC
2.25%, 01/15/29	2,300,000	2,155,320
6.65%, 02/01/34	545,000	575,650
6.55%, 06/01/34Δ	1,085,000	1,143,832
6.38%, 10/23/35	1,020,000	1,054,792
3.95%, 06/30/62	3,820,000	2,307,108
Cheniere Energy Partners LP
5.95%, 06/30/33	3,070,000	3,261,506
5.75%, 08/15/34	50,000	52,330
5.55%, 10/30/35 144A	300,000	307,672
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,461,189
3.70%, 01/15/31Δ	1,644,000	1,568,337
5.85%, 08/01/34Δ	669,000	683,431
Chord Energy Corporation
6.00%, 10/01/30 144A	1,325,000	1,344,986
Chubb INA Holdings LLC
6.80%, 11/15/31	979,000	1,096,820
Cigna Group (The)
2.40%, 03/15/30	625,000	580,780
2.38%, 03/15/31	1,250,000	1,132,938
5.13%, 05/15/31	1,415,000	1,464,525
3.20%, 03/15/40	775,000	615,654
4.90%, 12/15/48Δ	350,000	314,251
Citadel Securities Global Holdings LLC
6.20%, 06/18/35 144A	250,000	263,790
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.78%), 6.25%, 08/15/26ρ ^	175,000	175,828
4.30%, 11/20/26	75,000	75,204
4.45%, 09/29/27	175,000	176,211
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.21%), 7.38%, 05/15/28ρ Δ ^	800,000	840,272
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 07/24/28^	175,000	173,959

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	$2,600,000	$2,670,971
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.57%), 6.75%, 02/15/30ρ ^	200,000	203,794
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.73%), 6.95%, 02/15/30ρ ^	650,000	670,561
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 6.88%, 08/15/30ρ ^	475,000	493,881
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.00%), 6.63%, 02/15/31ρ ^	1,815,000	1,842,963
(Variable, U.S. SOFR + 1.83%), 6.02%, 01/24/36^	1,804,000	1,893,720
Civitas Resources, Inc.
8.38%, 07/01/28 144A	290,000	299,162
Clarios Global LP
6.75%, 02/15/30 144A Δ	600,000	627,936
CMS Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 06/01/55^	490,000	504,173
CNO Financial Group, Inc.
6.45%, 06/15/34	1,620,000	1,717,603
CoBank ACB
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.49%), 6.45%, 10/01/27ρ ^	600,000	603,246
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34	545,000	572,159
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/33 144A	1,095,000	1,174,621
Comcast Corporation
5.30%, 06/01/34	1,307,000	1,350,244
Commercial Metals Co.
5.75%, 11/15/33 144A Δ	1,255,000	1,284,006
6.00%, 12/15/35 144A	794,000	815,288
CommonSpirit Health
4.35%, 09/01/30Δ	1,145,000	1,141,591
4.98%, 09/01/35	1,745,000	1,729,164
6.46%, 11/01/52	1,005,000	1,088,621
Continental Resources, Inc.
5.75%, 01/15/31 144A	6,495,000	6,669,481
Corebridge Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.85%), 6.88%, 12/15/52^	680,000	696,771
Corebridge Global Funding
5.20%, 06/24/29 144A	600,000	616,922
CoStar Group, Inc.
2.80%, 07/15/30 144A	700,000	643,167
Costco Wholesale Corporation
1.60%, 04/20/30	625,000	566,987
Cox Communications, Inc.
2.95%, 10/01/50 144A	295,000	165,126
5.80%, 12/15/53 144A Δ	175,000	150,406
	Par	Value
CRH America Finance, Inc.
3.40%, 05/09/27 144A	$2,100,000	$2,084,806
3.95%, 04/04/28 144A	500,000	499,075
5.00%, 02/09/36Δ	1,510,000	1,518,784
CrossCountry Intermediate HoldCo LLC
6.75%, 12/01/32 144A	300,000	306,376
Crown Americas LLC
5.88%, 06/01/33 144A	1,035,000	1,059,487
CSC Holdings LLC
5.38%, 02/01/28 144A Δ	1,855,000	1,347,240
7.50%, 04/01/28 144A Δ	590,000	344,135
CSX Corporation
3.80%, 04/15/50	275,000	210,669
CubeSmart LP REIT
2.50%, 02/15/32Δ	130,000	115,227
DBR Land Holdings LLC
6.25%, 12/01/30 144A	785,000	803,447
Dell International LLC
5.30%, 10/01/29	150,000	155,006
5.10%, 02/15/36	975,000	965,266
Devon Energy Corporation
5.60%, 07/15/41Δ	77,000	74,796
4.75%, 05/15/42Δ	555,000	484,017
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	250,000	237,523
Directv Financing LLC
8.88%, 02/01/30 144A	226,000	228,948
Discovery Communications LLC
3.63%, 05/15/30	1,800,000	1,659,389
DOC DR LLC REIT
3.95%, 01/15/28	2,400,000	2,389,715
Dominion Energy, Inc.
3.38%, 04/01/30	250,000	241,527
5.00%, 06/15/30	500,000	514,397
2.25%, 08/15/31	2,300,000	2,051,319
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.26%), 6.00%, 02/15/56^	300,000	301,830
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.01%), 6.20%, 02/15/56^	450,000	451,529
Dow Chemical Co. (The)
6.90%, 05/15/53Δ	280,000	288,347
Duke Energy Corporation
2.45%, 06/01/30	1,800,000	1,672,828
5.45%, 06/15/34Δ	1,485,000	1,552,290
Duke Energy Florida LLC
5.88%, 11/15/33	2,000,000	2,166,897
Duke Energy Progress LLC
3.40%, 04/01/32Δ	2,300,000	2,181,313
DYAL CAPITAL PARTNERS III ISSUER A
6.55%, 06/15/44†††	644,000	669,947
DYAL CAPITAL PARTNERS III ISSUER B
6.55%, 06/15/44†††	506,000	526,338

See Notes to Financial Statements.

	Par	Value
DYAL CAPITAL PARTNERS IV ISSUER A
5.94%, 08/22/45†††	$650,000	$661,827
DYAL CAPITAL PARTNERS IV ISSUER B
5.94%, 08/22/45†††	600,000	610,917
Eagle Materials, Inc.
5.00%, 03/15/36	1,690,000	1,660,102
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A	150,000	136,119
EchoStar Corporation
10.75%, 11/30/29	3,136,816	3,471,142
EchoStar Corporation PIK
3.88%, 11/30/30 CONV 1	297,704	995,076
Elevance Health, Inc.
5.20%, 02/15/35Δ	685,000	701,361
Encore Capital Group, Inc.
8.50%, 05/15/30 144A Δ	600,000	644,744
Enel Finance America LLC
2.88%, 07/12/41 144A	2,300,000	1,668,996
Energy Transfer LP
5.63%, 05/01/27 144A	200,000	200,017
5.50%, 06/01/27	775,000	788,049
4.95%, 05/15/28	900,000	915,706
5.25%, 04/15/29	800,000	822,826
5.75%, 02/15/33Δ	1,575,000	1,658,390
5.70%, 04/01/35Δ	3,020,000	3,133,302
5.30%, 04/15/47	150,000	133,871
5.40%, 10/01/47	50,000	45,122
6.00%, 06/15/48	50,000	48,700
5.95%, 05/15/54	500,000	476,991
EnerSys
6.63%, 01/15/32 144A	1,000,000	1,041,769
Enstar Group, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 7.50%, 04/01/45 144A ^	475,000	500,668
Entegris, Inc.
4.75%, 04/15/29 144A	2,755,000	2,766,998
Enterprise Products Operating LLC
4.20%, 01/31/50	625,000	503,907
EPR Properties REIT
4.75%, 12/15/26	1,200,000	1,203,816
3.60%, 11/15/31	2,300,000	2,138,399
Equifax, Inc.
5.10%, 12/15/27	1,800,000	1,835,778
Equinix, Inc. REIT
1.55%, 03/15/28	2,200,000	2,088,519
2.15%, 07/15/30	2,080,000	1,890,110
Equitable Holdings, Inc.
4.35%, 04/20/28	863,000	867,454
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.70%, 03/28/55Δ ^	752,000	787,103
Essential Utilities, Inc.
5.38%, 01/15/34	925,000	958,292
Exelon Corporation
4.05%, 04/15/30	375,000	372,224
	Par	Value
4.70%, 04/15/50	$25,000	$21,572
Expedia Group, Inc.
4.63%, 08/01/27	353,000	355,862
3.80%, 02/15/28	350,000	348,467
3.25%, 02/15/30	250,000	240,066
2.95%, 03/15/31	120,000	111,886
5.40%, 02/15/35	2,530,000	2,601,058
Extra Space Storage LP REIT
3.88%, 12/15/27	900,000	897,998
Fair Isaac Corporation
6.00%, 05/15/33 144A	1,095,000	1,128,320
Farmers Insurance Exchange
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.86%), 7.00%, 10/15/64 144A ^	580,000	599,076
Federal Realty OP LP REIT
3.50%, 06/01/30	1,900,000	1,839,703
FedEx Corporation
4.10%, 02/01/45	150,000	118,808
4.05%, 02/15/48	425,000	326,375
Fidelity National Financial, Inc.
4.50%, 08/15/28	2,675,000	2,695,467
Fidelity National Information Services, Inc.
1.15%, 03/01/26Δ	2,200,000	2,189,487
First American Financial Corporation
4.00%, 05/15/30	450,000	436,179
5.45%, 09/30/34	700,000	701,616
First Horizon Corporation
(Variable, U.S. SOFR + 1.77%), 5.51%, 03/07/31^	880,000	911,341
Fiserv, Inc.
4.20%, 10/01/28Δ	425,000	424,215
Florida Power & Light Co.
3.80%, 12/15/42	475,000	392,661
Ford Motor Credit Co. LLC
6.95%, 03/06/26	2,500,000	2,505,758
5.92%, 03/20/28	1,100,000	1,126,496
Fort Moore Family Communities LLC
6.09%, 01/15/51 144A	1,115,985	1,016,446
Fortitude Group Holdings LLC
6.25%, 04/01/30 144A Δ	350,000	365,045
Foundry JV Holdco LLC
5.90%, 01/25/33 144A	1,500,000	1,573,147
5.88%, 01/25/34 144A	200,000	205,934
6.20%, 01/25/37 144A	500,000	527,411
Fox Corporation
4.71%, 01/25/29	275,000	278,720
3.50%, 04/08/30	150,000	145,900
GA Global Funding Trust
2.90%, 01/06/32 144A	1,450,000	1,292,061
GATX Corporation
6.90%, 05/01/34	1,550,000	1,744,212
GE HealthCare Technologies, Inc.
6.38%, 11/22/52Δ	320,000	350,811
General Motors Co.
5.95%, 04/01/49	239,000	233,070

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
General Motors Financial Co., Inc.
5.05%, 04/04/28	$600,000	$611,784
2.40%, 04/10/28	150,000	144,568
Gilead Sciences, Inc.
4.50%, 02/01/45	300,000	266,285
Glencore Funding LLC
2.63%, 09/23/31 144A	650,000	587,079
6.50%, 10/06/33 144A	8,410,000	9,307,287
Global Atlantic Fin Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.55%), 7.25%, 03/01/56 144A ^	965,000	971,148
Global Partners LP
8.25%, 01/15/32 144A	550,000	581,520
Global Payments, Inc.
2.90%, 05/15/30	1,600,000	1,486,348
4.88%, 11/15/30	275,000	275,669
5.20%, 11/15/32	525,000	526,177
5.55%, 11/15/35	1,880,000	1,873,371
Globe Life, Inc.
5.85%, 09/15/34	210,000	221,273
Goldman Sachs Group, Inc. (The)
(Floating, CME Term SOFR 3M + 2.01%), 5.87%, 10/28/27†	1,800,000	1,822,776
(Variable, CME Term SOFR 3M + 1.56%), 4.22%, 05/01/29Δ ^	3,200,000	3,210,195
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.81%), 7.50%, 05/10/29ρ Δ ^	1,050,000	1,112,161
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.85%, 02/10/30ρ ^	650,000	678,561
(Variable, U.S. SOFR + 1.27%), 5.73%, 04/25/30^	5,200,000	5,437,105
(Variable, U.S. SOFR + 1.06%), 4.37%, 10/21/31^	600,000	599,376
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34ρ Δ ^	200,000	202,896
Goodman U.S. Finance Five LLC REIT
4.63%, 05/04/32 144A	2,000,000	1,979,047
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	990,678
Graham Holdings Co.
5.63%, 12/01/33 144A	1,930,000	1,953,282
Greensaif Pipelines Bidco S.a.r.l.
5.85%, 02/23/36 144A	200,000	209,298
6.13%, 02/23/38 144A	200,000	213,151
6.10%, 08/23/42 144A	250,000	261,387
Gulfstream Natural Gas System LLC
5.60%, 07/23/35 144A Δ	600,000	617,531
GXO Logistics, Inc.
6.25%, 05/06/29	250,000	263,764
6.50%, 05/06/34Δ	250,000	271,169
Hanover Insurance Group, Inc. (The)
5.50%, 09/01/35	350,000	356,710
	Par	Value
Hasbro, Inc.
6.05%, 05/14/34Δ	$400,000	$425,280
HCA, Inc.
5.38%, 09/01/26	1,600,000	1,603,567
3.13%, 03/15/27	2,100,000	2,079,143
5.45%, 04/01/31	6,206,000	6,483,928
5.60%, 04/01/34	3,320,000	3,475,168
4.90%, 11/15/35	260,000	257,033
Healthcare Realty Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,427,947
2.05%, 03/15/31	200,000	173,330
Helmerich & Payne, Inc.
5.50%, 12/01/34Δ	2,515,000	2,481,913
Henneman Trust
6.58%, 05/15/55 144A	450,000	471,958
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	30,000	30,888
HF Sinclair Corporation
5.50%, 09/01/32	525,000	533,699
6.25%, 01/15/35	400,000	418,263
Highmark, Inc.
2.55%, 05/10/31 144A	300,000	267,239
Hillenbrand, Inc.
6.25%, 02/15/29Δ	1,085,000	1,111,036
3.75%, 03/01/31	416,000	417,583
Hilton Domestic Operating Co., Inc.
5.50%, 03/31/34 144A	1,220,000	1,230,006
Home Depot, Inc. (The)
3.90%, 12/06/28	275,000	276,161
3.25%, 04/15/32Δ	700,000	660,251
Host Hotels & Resorts LP REIT
2.90%, 12/15/31	292,000	265,036
5.70%, 07/01/34	1,100,000	1,141,570
5.50%, 04/15/35	1,915,000	1,942,625
Howard Midstream Energy Partners LLC
6.63%, 01/15/34 144A	590,000	606,405
HP, Inc.
4.00%, 04/15/29	130,000	128,739
HPS Corporate Lending Fund
4.90%, 09/11/28 144A Δ	800,000	796,376
Humana, Inc.
5.50%, 03/15/53	216,000	197,399
Hyatt Hotels Corporation
5.50%, 06/30/34Δ	1,468,000	1,517,156
5.40%, 12/15/35	875,000	879,271
Hyundai Capital America
1.65%, 09/17/26 144A Δ	2,300,000	2,263,149
5.30%, 03/19/27 144A	1,000,000	1,014,805
Ingersoll Rand, Inc.
5.31%, 06/15/31	408,000	427,696
5.70%, 08/14/33	2,290,000	2,431,073
Insulet Corporation
6.50%, 04/01/33 144A Δ	155,000	162,163
Intel Corporation
5.20%, 02/10/33Δ	925,000	945,417

See Notes to Financial Statements.

	Par	Value
5.15%, 02/21/34Δ	$378,000	$383,603
5.70%, 02/10/53	250,000	234,256
Intercontinental Exchange, Inc.
3.63%, 09/01/28	395,000	392,424
3.00%, 06/15/50	1,500,000	988,414
International Flavors & Fragrances, Inc.
1.83%, 10/15/27 144A	195,000	187,272
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	425,000	404,449
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,450,000	2,399,520
IQVIA, Inc.
6.25%, 06/01/32 144A	1,350,000	1,412,327
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	1,797,259
Jackson National Life Global Funding
5.55%, 07/02/27 144A	700,000	715,135
Jane Street Group
7.13%, 04/30/31 144A	1,220,000	1,282,649
6.75%, 05/01/33 144A	2,445,000	2,553,696
JBS U.S.A. Holding Lux S.a.r.l.
6.75%, 03/15/34	290,000	320,573
5.50%, 01/15/36 144A Δ	1,000,000	1,017,431
JBS U.S.A. LUX S.a.r.l.
5.95%, 04/20/35 144A	905,000	953,815
Jefferies Finance LLC
6.63%, 10/15/31 144A	950,000	935,637
Jefferies Financial Group, Inc.
6.20%, 04/14/34Δ	3,490,000	3,692,021
JH North America Holdings, Inc.
5.88%, 01/31/31 144A	180,000	183,994
6.13%, 07/31/32 144A	255,000	261,911
JPMorgan Chase & Co.
2.95%, 10/01/26	700,000	695,640
3.63%, 12/01/27	1,025,000	1,020,361
(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 02/01/28^	1,219,000	1,216,628
(Floating, U.S. SOFR + 0.92%), 4.87%, 04/22/28†	1,700,000	1,708,343
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,900,000	1,938,526
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 01/23/29^	1,125,000	1,115,230
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	2,000,000	2,062,473
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/05/29^	800,000	808,576
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.50%, 04/01/30ρ Δ ^	2,625,000	2,728,420
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30^	1,000,000	1,044,198
(Variable, U.S. SOFR + 1.75%), 4.57%, 06/14/30^	1,200,000	1,215,143
(Variable, CME Term SOFR 3M + 3.79%), 4.49%, 03/24/31^	75,000	75,737
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	3,650,000	3,403,987
	Par	Value
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	$225,000	$212,501
(Variable, U.S. SOFR + 1.85%), 5.35%, 06/01/34^	3,210,000	3,341,654
(Variable, U.S. SOFR + 1.34%), 4.95%, 10/22/35^	1,090,000	1,103,535
(Variable, U.S. SOFR + 1.32%), 5.50%, 01/24/36^	350,000	366,780
(Variable, U.S. SOFR + 1.68%), 5.57%, 04/22/36^	2,970,000	3,125,364
Kilroy Realty LP REIT
4.75%, 12/15/28	1,728,000	1,737,883
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	150,000	158,310
Kinetik Holdings LP
6.63%, 12/15/28 144A	796,000	820,157
Kodiak Gas Services LLC
6.50%, 10/01/33 144A	535,000	546,989
6.75%, 10/01/35 144A	315,000	323,948
L3Harris Technologies, Inc.
5.40%, 07/31/33	1,285,000	1,340,878
Lamar Media Corporation
5.38%, 11/01/33 144A Δ	1,640,000	1,631,304
Lazard Group LLC
5.63%, 08/01/35Δ	2,875,000	2,953,986
LBJ Infrastructure Group LLC
3.80%, 12/31/57 144A Δ	1,450,000	1,020,722
Leidos, Inc.
5.75%, 03/15/33	750,000	796,251
5.50%, 03/15/35Δ	2,615,000	2,725,486
Lowe's Cos., Inc.
1.70%, 09/15/28	1,025,000	966,449
1.70%, 10/15/30	775,000	689,388
3.00%, 10/15/50	175,000	111,827
4.25%, 04/01/52Δ	550,000	435,075
LPL Holdings, Inc.
6.00%, 05/20/34	400,000	422,627
5.75%, 06/15/35	300,000	309,536
M&T Bank Corporation
(Variable, U.S. SOFR + 1.85%), 5.05%, 01/27/34^	785,000	791,563
Maple Grove Funding Trust I
4.16%, 08/15/51 144A	495,000	350,351
Marathon Petroleum Corporation
3.80%, 04/01/28	150,000	149,305
Marriott International, Inc.
4.90%, 04/15/29	375,000	384,196
4.88%, 05/15/29	530,000	542,779
2.85%, 04/15/31Δ	1,075,000	998,443
5.50%, 04/15/37	1,770,000	1,816,520
Mars, Inc.
4.80%, 03/01/30 144A	2,350,000	2,403,560
3.20%, 04/01/30 144A	425,000	409,247
5.00%, 03/01/32 144A	2,075,000	2,142,598
5.20%, 03/01/35 144A	450,000	463,633
Marsh & McLennan Cos., Inc.
5.00%, 03/15/35Δ	1,530,000	1,554,193

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Martin Marietta Materials, Inc.
3.20%, 07/15/51	$375,000	$254,821
Masco Corporation
1.50%, 02/15/28	2,200,000	2,084,897
Matador Resources Co.
6.50%, 04/15/32 144A	40,000	40,593
Mercedes-Benz Finance North America LLC
4.90%, 11/15/27 144A	1,400,000	1,426,829
Meritage Homes Corporation
5.65%, 03/15/35Δ	1,815,000	1,858,959
Meta Platforms, Inc.
4.20%, 11/15/30	2,225,000	2,233,203
3.85%, 08/15/32	3,000	2,915
4.88%, 11/15/35	2,705,000	2,706,972
5.63%, 11/15/55	950,000	914,325
5.75%, 05/15/63Δ	890,000	858,826
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.35%, 03/15/55^	600,000	633,032
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	2,000,000	1,993,579
Micron Technology, Inc.
5.88%, 09/15/33	1,515,000	1,612,177
MidAmerican Energy Co.
3.65%, 04/15/29	400,000	395,677
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 144A	650,000	666,780
Morgan Stanley
(Variable, U.S. SOFR + 1.30%), 5.05%, 01/28/27^	200,000	200,142
3.95%, 04/23/27	448,000	447,886
(Floating, U.S. SOFR + 1.02%), 4.99%, 04/13/28†	3,100,000	3,113,502
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	800,000	816,065
(Variable, U.S. SOFR + 1.73%), 5.12%, 02/01/29^	2,400,000	2,450,695
(Variable, U.S. SOFR + 1.59%), 5.16%, 04/20/29^	2,430,000	2,486,371
(Variable, CME Term SOFR 3M + 1.89%), 4.43%, 01/23/30^	200,000	201,275
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	800,000	834,282
(Variable, U.S. SOFR + 1.11%), 5.23%, 01/15/31^	300,000	309,771
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	1,225,000	1,150,385
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	825,000	726,239
(Variable, U.S. SOFR + 2.08%), 4.89%, 07/20/33^	1,200,000	1,219,682
(Variable, U.S. SOFR + 2.05%), 6.63%, 11/01/34Δ ^	3,901,000	4,372,054
(Variable, U.S. SOFR + 1.73%), 5.47%, 01/18/35Δ ^	848,000	883,616
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	7,485,000	7,970,448
	Par	Value
(Variable, U.S. SOFR + 1.56%), 5.32%, 07/19/35^	$700,000	$722,365
(Variable, U.S. SOFR + 1.76%), 5.66%, 04/17/36^	825,000	868,216
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	1,250,000	1,100,979
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 02/07/39Δ ^	400,000	421,283
Morgan Stanley Private Bank NA
(Variable, U.S. SOFR + 1.02%), 4.47%, 11/19/31^	1,696,000	1,701,680
Motorola Solutions, Inc.
5.55%, 08/15/35Δ	1,900,000	1,979,910
MPLX LP
4.80%, 02/15/29	600,000	610,050
5.40%, 09/15/35Δ	575,000	580,444
4.50%, 04/15/38	125,000	114,375
5.50%, 02/15/49	435,000	401,653
5.65%, 03/01/53	50,000	46,674
5.95%, 04/01/55Δ	600,000	581,143
6.20%, 09/15/55	500,000	499,167
MSCI, Inc.
3.88%, 02/15/31 144A	1,580,000	1,519,707
5.25%, 09/01/35Δ	1,325,000	1,337,709
Mutual of Omaha Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.95%), 6.14%, 01/16/64 144A ^	1,000,000	1,046,525
Nassau Cos. of New York (The)
7.88%, 07/15/30 144A	345,000	329,677
Nature Conservancy (The)
0.94%, 07/01/26	25,000	24,519
1.30%, 07/01/28	25,000	23,059
Neogen Food Safety Corporation
8.63%, 07/20/30 144A Δ	625,000	669,692
NetApp, Inc.
5.70%, 03/17/35Δ	550,000	578,457
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	1,090,000	1,039,254
2.25%, 06/01/30	1,900,000	1,749,717
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 08/15/55^	240,000	247,895
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	2,005,567
NiSource, Inc.
3.60%, 05/01/30	125,000	121,628
3.95%, 03/30/48	500,000	392,906
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.04%), 5.75%, 07/15/56Δ ^	275,000	277,221
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28 144A Δ	2,200,000	2,091,984
NNN REIT, Inc. REIT
3.60%, 12/15/26	275,000	273,984

See Notes to Financial Statements.

	Par	Value
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	$350,000	$373,565
3.85%, 09/30/47 144A	250,000	195,172
Novelis Corporation
6.38%, 08/15/33 144A	525,000	532,650
NRG Energy, Inc.
7.00%, 03/15/33 144A	700,000	777,218
NuStar Logistics LP
6.38%, 10/01/30	221,000	232,747
Nuveen LLC
5.85%, 04/15/34 144A	300,000	316,157
Occidental Petroleum Corporation
7.88%, 09/15/31	445,000	509,181
5.38%, 01/01/32Δ	1,350,000	1,383,186
6.45%, 09/15/36	150,000	159,990
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29	1,600,000	1,551,993
OneMain Finance Corporation
7.88%, 03/15/30	300,000	317,315
7.50%, 05/15/31	150,000	158,164
7.13%, 11/15/31Δ	800,000	835,719
ONEOK, Inc.
5.38%, 06/01/29	100,000	103,173
6.35%, 01/15/31	1,600,000	1,720,558
5.65%, 09/01/34	100,000	103,767
5.05%, 11/01/34	3,100,000	3,080,514
6.25%, 10/15/55Δ	1,025,000	1,032,207
Oracle Corporation
2.95%, 04/01/30	146,000	134,986
4.65%, 05/06/30Δ	700,000	694,751
2.88%, 03/25/31	1,820,000	1,634,903
4.80%, 09/26/32	2,080,000	2,018,633
6.25%, 11/09/32	1,275,000	1,333,352
4.90%, 02/06/33Δ	1,071,000	1,034,359
5.20%, 09/26/35Δ	5,391,000	5,179,116
3.60%, 04/01/40	450,000	335,081
5.88%, 09/26/45	250,000	226,502
4.00%, 07/15/46	275,000	191,717
3.95%, 03/25/51	41,000	27,122
6.90%, 11/09/52	875,000	867,959
6.00%, 08/03/55	82,000	72,632
5.95%, 09/26/55	1,518,000	1,351,642
6.10%, 09/26/65	150,000	132,900
Otis Worldwide Corporation
2.57%, 02/15/30	25,000	23,442
5.13%, 09/04/35	205,000	209,482
Owens Corning
5.70%, 06/15/34Δ	2,285,000	2,409,173
Pacific Beacon LLC
5.51%, 07/15/36 144A	750,000	737,236
Pacific Gas and Electric Co.
3.15%, 01/01/26	1,300,000	1,300,000
2.95%, 03/01/26	800,000	798,029
2.10%, 08/01/27	275,000	266,812
4.55%, 07/01/30	1,800,000	1,794,456
	Par	Value
2.50%, 02/01/31	$500,000	$451,180
6.40%, 06/15/33	2,000,000	2,165,010
5.80%, 05/15/34	2,545,000	2,648,865
3.30%, 08/01/40	150,000	114,245
PacifiCorp
5.80%, 01/15/55	1,500,000	1,405,088
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.32%), 7.38%, 09/15/55Δ ^	345,000	351,876
Paramount Global
5.90%, 10/15/40	158,000	137,900
5.25%, 04/01/44	256,000	194,613
4.90%, 08/15/44	291,000	209,708
PartnerRe Finance B LLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.82%), 4.50%, 10/01/50^	400,000	378,164
Paychex, Inc.
5.60%, 04/15/35Δ	440,000	461,649
PayPal Holdings, Inc.
2.65%, 10/01/26	50,000	49,597
PeaceHealth Obligated Group
4.34%, 11/15/28	1,010,000	1,015,403
PennyMac Financial Services, Inc.
7.88%, 12/15/29 144A	300,000	319,405
6.75%, 02/15/34 144A	150,000	155,166
Penske Truck Leasing Co. LP
5.25%, 07/01/29 144A	2,293,000	2,360,614
Pershing Square Holdings, Ltd.
3.25%, 11/15/30	250,000	232,909
Phillips 66 Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.28%), 5.88%, 03/15/56^	175,000	173,214
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 6.20%, 03/15/56^	100,000	99,644
Pilgrim's Pride Corporation
4.25%, 04/15/31	5,000	4,886
3.50%, 03/01/32	3,430,000	3,177,245
Plains All American Pipeline LP
5.70%, 09/15/34	1,300,000	1,345,049
5.60%, 01/15/36Δ	400,000	405,770
Polaris, Inc.
5.60%, 03/01/31Δ	600,000	606,946
Post Holdings, Inc.
6.50%, 03/15/36 144A	1,750,000	1,754,019
Prime Property Fund, LLC
5.81%, 07/15/35†††	800,000	809,641
Progress Energy, Inc.
7.75%, 03/01/31	400,000	458,715
Prologis LP REIT
4.20%, 02/15/33(C)	900,000	659,537
Prudential Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.00%, 09/01/52^	600,000	620,320

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.75%, 03/01/53^	$400,000	$428,120
Public Storage Operating Co. REIT
0.50%, 09/09/30(E)	2,000,000	2,080,108
Qnity Electronics, Inc.
5.75%, 08/15/32 144A	365,000	373,650
6.25%, 08/15/33 144A	230,000	238,694
QTS Thunder
5.42%, 08/21/32†††	3,150,000	3,177,421
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	300,000	312,466
QXO Building Products, Inc.
6.75%, 04/30/32 144A	1,185,000	1,238,584
Regency Centers LP REIT
2.95%, 09/15/29	875,000	841,241
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,500,000	1,340,204
Reinsurance Group of America, Inc.
5.75%, 09/15/34	750,000	784,699
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.65%, 09/15/55Δ ^	150,000	155,606
Republic Services, Inc.
4.88%, 04/01/29	400,000	410,692
RGA Global Funding
4.60%, 11/25/30 144A	550,000	551,069
5.00%, 08/25/32 144A Δ	975,000	984,227
Rocket Cos., Inc.
6.13%, 08/01/30 144A	850,000	879,397
6.38%, 08/01/33 144A	995,000	1,038,652
Rocket Mortgage LLC
4.00%, 10/15/33 144A Δ	4,950,000	4,602,590
Roper Technologies, Inc.
4.20%, 09/15/28	575,000	576,973
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/33 144A	3,910,000	4,023,167
5.38%, 01/15/36	325,000	327,319
RTX Corporation
3.50%, 03/15/27	550,000	547,694
4.13%, 11/16/28	600,000	602,753
6.10%, 03/15/34Δ	2,745,000	3,010,658
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	475,000	478,342
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,472,734
Safehold GL Holdings LLC REIT
2.85%, 01/15/32Δ	750,000	677,810
6.10%, 04/01/34Δ	350,000	371,694
5.65%, 01/15/35	53,000	54,637
Santander Holdings U.S.A., Inc.
3.24%, 10/05/26	1,100,000	1,093,509
SBA Tower Trust REIT
1.84%, 04/15/27 144A	1,000,000	969,068
2.33%, 01/15/28 144A	2,300,000	2,211,409
Sempra
3.40%, 02/01/28	300,000	295,643
	Par	Value
Sensata Technologies, Inc.
3.75%, 02/15/31 144A	$990,000	$929,675
ServiceNow, Inc.
1.40%, 09/01/30	775,000	683,831
Sherwin-Williams Co. (The)
2.95%, 08/15/29	550,000	527,694
Sierra Pacific Power Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.55%), 6.20%, 12/15/55Δ ^	200,000	198,319
Skyworks Solutions, Inc.
1.80%, 06/01/26	2,200,000	2,176,218
Smithfield Foods, Inc.
5.20%, 04/01/29 144A	650,000	659,620
2.63%, 09/13/31 144A	250,000	221,853
Snap, Inc.
6.88%, 03/15/34 144A Δ	1,014,000	1,044,840
Solstice Advanced Materials, Inc.
5.63%, 09/30/33 144A	260,000	262,448
Solventum Corporation
5.40%, 03/01/29Δ	303,000	314,081
5.60%, 03/23/34	715,000	745,774
Sotheby's
5.88%, 06/01/29 144A Δ	325,000	304,003
Southern California Edison Co.
4.20%, 03/01/29	450,000	447,630
Southern California Gas Co.
2.95%, 04/15/27	2,100,000	2,078,627
Southern Co. (The)
5.70%, 03/15/34	2,835,000	2,991,890
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.92%), 3.75%, 09/15/51^	87,000	86,063
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	299,005
Spire Missouri, Inc.
5.15%, 08/15/34	800,000	823,034
Spire, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.56%), 6.25%, 06/01/56^	250,000	249,448
Sprint Capital Corporation
6.88%, 11/15/28	1,500,000	1,610,678
8.75%, 03/15/32	1,205,000	1,459,910
Standard Building Solutions, Inc.
6.25%, 08/01/33 144A	1,615,000	1,650,695
Stanley Black & Decker, Inc.
3.00%, 05/15/32Δ	500,000	454,073
Starbucks Corporation
4.00%, 11/15/28	550,000	549,761
2.55%, 11/15/30Δ	1,900,000	1,759,048
Starwood Property Trust, Inc.
5.25%, 10/15/28 144A	1,195,000	1,208,398
7.25%, 04/01/29 144A	1,820,000	1,924,382
5.75%, 01/15/31 144A	740,000	750,429

See Notes to Financial Statements.

	Par	Value
State Street Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 03/15/29ρ Δ ^	$950,000	$987,729
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	50,000	48,267
Steel Dynamics, Inc.
1.65%, 10/15/27	325,000	312,477
5.25%, 05/15/35	785,000	804,652
Stellantis Finance U.S., Inc.
5.75%, 03/18/30 144A Δ	500,000	516,379
Stellantis Financial Services U.S. Corporation
5.40%, 09/15/30 144A	700,000	711,781
Stewart Information Services Corporation
3.60%, 11/15/31	3,360,000	2,980,778
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	1,863,797
Stolthaven Houston, Inc.
5.98%, 07/17/34†††	588,000	601,566
Stonex Escrow Issuer LLC
6.88%, 07/15/32 144A	1,270,000	1,317,151
Stryker Corporation
4.63%, 09/11/34Δ	1,900,000	1,892,647
Sunoco LP
5.63%, 03/15/31 144A Δ	490,000	493,865
6.63%, 08/15/32 144A	800,000	825,990
6.25%, 07/01/33 144A	505,000	517,756
5.88%, 03/15/34 144A	1,410,000	1,410,533
Symetra Life Insurance Co.
6.55%, 10/01/55 144A	250,000	259,844
Synchrony Financial
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	520,000	533,771
Synopsys, Inc.
5.15%, 04/01/35Δ	765,000	779,310
5.70%, 04/01/55Δ	895,000	891,573
Sysco Corporation
6.60%, 04/01/40	700,000	776,277
Targa Resources Corporation
4.20%, 02/01/33	380,000	364,561
6.50%, 03/30/34	3,150,000	3,444,552
5.50%, 02/15/35	400,000	410,679
5.40%, 07/30/36	775,000	778,180
Targa Resources Partners LP
6.88%, 01/15/29	924,000	935,035
Taylor Morrison Communities, Inc.
5.75%, 11/15/32 144A Δ	262,000	269,732
TD SYNNEX Corporation
6.10%, 04/12/34	2,255,000	2,387,757
5.30%, 10/10/35	830,000	825,134
Textron, Inc.
2.45%, 03/15/31	1,700,000	1,545,340
6.10%, 11/15/33	3,210,000	3,468,861
Thor FinanceCo LLC
5.22%, 10/30/30†††	600,000	601,853
Time Warner Cable LLC
6.55%, 05/01/37	25,000	25,569
	Par	Value
5.88%, 11/15/40	$125,000	$116,147
T-Mobile U.S.A., Inc.
3.75%, 04/15/27	2,050,000	2,044,451
3.88%, 04/15/30	171,000	168,370
2.55%, 02/15/31	1,200,000	1,097,537
5.20%, 01/15/33	5,075,000	5,246,656
5.75%, 01/15/34Δ	3,810,000	4,049,647
Toyota Motor Credit Corporation
(Floating, U.S. SOFR + 0.77%), 4.66%, 08/07/26†	1,200,000	1,204,043
TPG Operating Group II LP
5.88%, 03/05/34	486,000	508,437
5.38%, 01/15/36	151,000	150,902
TransDigm, Inc.
6.63%, 03/01/32 144A	48,000	50,003
6.25%, 01/31/34 144A	195,000	202,430
Travel + Leisure Co.
6.13%, 09/01/33 144A	1,009,000	1,024,919
Trimble, Inc.
6.10%, 03/15/33Δ	1,725,000	1,861,037
TriNet Group, Inc.
7.13%, 08/15/31 144A	500,000	517,413
Trinity Industries, Inc.
7.75%, 07/15/28 144A	750,000	779,640
Truist Financial Corporation
(Variable, U.S. SOFR + 2.05%), 6.05%, 06/08/27^	240,000	241,977
Trustage Financial Group, Inc.
4.63%, 04/15/32 144A	1,300,000	1,257,202
U.S. Bancorp
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ Δ ^	875,000	855,279
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	655,000	681,278
(Variable, U.S. SOFR + 2.11%), 4.97%, 07/22/33^	2,535,000	2,558,357
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33Δ ^	2,350,000	2,521,119
U.S.A. Compression Partners LP
6.25%, 10/01/33 144A Δ	550,000	556,976
Uber Technologies, Inc.
4.50%, 08/15/29 144A Δ	3,115,000	3,121,224
4.80%, 09/15/35Δ	545,000	542,494
UDR, Inc. REIT
3.20%, 01/15/30	1,200,000	1,154,646
United Rentals North America, Inc.
6.13%, 03/15/34 144A	1,010,000	1,053,352
United Wholesale Mortgage LLC
5.50%, 04/15/29 144A	1,000,000	994,155
UWM Holdings LLC
6.25%, 03/15/31 144A	500,000	499,443
Ventas Realty LP REIT
3.00%, 01/15/30	1,700,000	1,620,703
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	475,000	481,306
4.13%, 08/15/31 144A	137,000	124,602
3.88%, 11/01/33 144A Δ	1,008,000	864,926

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	$400,000	$414,867
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 09/30/29 144A ρ Δ ^	450,000	355,707
9.88%, 02/01/32 144A Δ	150,000	155,055
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30 144A	966,000	984,598
7.50%, 05/01/33 144A	830,000	897,276
6.50%, 01/15/34 144A	552,000	565,662
6.50%, 06/15/34 144A	718,000	734,422
7.75%, 05/01/35 144A	180,000	196,812
6.75%, 01/15/36 144A	250,000	256,190
Veralto Corporation
5.45%, 09/18/33	2,285,000	2,390,013
Verisk Analytics, Inc.
5.25%, 03/15/35	820,000	836,378
Verizon Communications, Inc.
1.75%, 01/20/31Δ	750,000	660,922
2.55%, 03/21/31	1,125,000	1,029,273
5.75%, 11/30/45	425,000	423,605
VFH Parent LLC
7.50%, 06/15/31 144A	1,490,000	1,564,345
Viking Cruises, Ltd.
5.88%, 10/15/33 144A	1,640,000	1,665,878
Viper Energy Partners LLC
4.90%, 08/01/30	600,000	607,419
5.70%, 08/01/35	4,960,000	5,064,904
Vistra Operations Co. LLC
5.70%, 12/30/34 144A	235,000	242,793
5.25%, 10/15/35 144A	275,000	274,266
VMware LLC
3.90%, 08/21/27	500,000	500,502
1.80%, 08/15/28Δ	250,000	236,737
2.20%, 08/15/31Δ	675,000	600,844
Volkswagen Group of America Finance LLC
5.05%, 03/27/28 144A	600,000	609,703
5.65%, 09/12/28 144A	300,000	309,722
5.35%, 03/27/30 144A	900,000	925,947
5.65%, 03/25/32 144A	900,000	937,327
Vontier Corporation
2.40%, 04/01/28	700,000	671,522
Warnermedia Holdings, Inc.
4.28%, 03/15/32	742,000	652,270
5.14%, 03/15/52	49,000	32,406
Waste Management, Inc.
1.15%, 03/15/28	275,000	259,637
4.95%, 07/03/31	888,000	921,265
WEC Energy Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.91%), 5.63%, 05/15/56Δ ^	275,000	277,394
	Par	Value
Wells Fargo & Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ ^	$1,050,000	$1,047,374
3.00%, 10/23/26	1,125,000	1,117,072
4.30%, 07/22/27	1,275,000	1,280,608
(Floating, U.S. SOFR + 1.07%), 5.02%, 04/22/28†	2,600,000	2,615,124
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	1,900,000	1,939,986
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,800,000	1,820,645
4.15%, 01/24/29Δ	150,000	150,452
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 09/15/29ρ Δ ^	750,000	786,799
(Variable, U.S. SOFR + 1.50%), 5.20%, 01/23/30^	3,100,000	3,195,481
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	2,000,000	2,084,201
(Variable, U.S. SOFR + 1.74%), 5.61%, 04/23/36^	1,505,000	1,581,034
(Variable, U.S. SOFR + 1.34%), 4.89%, 09/15/36Δ ^	1,345,000	1,344,336
Welltower OP LLC REIT
4.25%, 04/01/26	898,000	898,048
WESCO Distribution, Inc.
6.38%, 03/15/33 144A	195,000	203,718
Western Digital Corporation
4.75%, 02/15/26	179,000	179,736
Western Midstream Operating LP
5.45%, 11/15/34	1,875,000	1,892,293
5.50%, 12/15/35Δ	212,000	211,537
5.45%, 04/01/44	75,000	68,668
5.30%, 03/01/48	45,000	38,987
Whirlpool Corporation
5.75%, 03/01/34	170,000	157,886
4.60%, 05/15/50	50,000	36,811
Whistler Pipeline LLC
5.95%, 09/30/34 144A Δ	850,000	882,758
Williams Cos., Inc. (The)
5.65%, 03/15/33	600,000	633,393
Willis North America, Inc.
5.15%, 03/15/36	223,000	223,589
Workday, Inc.
3.80%, 04/01/32	250,000	239,644
WP Carey, Inc. REIT
3.85%, 07/15/29	1,025,000	1,012,566
WRKCo, Inc.
4.00%, 03/15/28	1,100,000	1,098,267
ZF North America Capital, Inc.
6.88%, 04/23/32 144A	1,065,000	1,042,253
Total Corporate Bonds (Cost $798,924,833)		804,629,227

See Notes to Financial Statements.

	Par	Value
FOREIGN BONDS — 9.1%
Australia — 0.2%
Alumina Pty, Ltd.
6.13%, 03/15/30 144A	$1,410,000	$1,462,552
6.38%, 09/15/32 144A	380,000	396,047
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	225,000	205,331
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.45%), 5.64%, 08/13/36 144A ^	1,900,000	1,929,831
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 2.41%), 4.44%, 06/21/33 144A ^	650,000	640,761
National Australia Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.90%, 01/14/36 144A Δ ^	550,000	579,538
Westpac Banking Corporation
(Variable, USD SOFR ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	200,000	199,910
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	300,000	295,515
		5,709,485
Bermuda — 0.0%
DaVinciRe Holdings, Ltd.
5.95%, 04/15/35 144A	950,000	980,984
RenaissanceRe Holdings, Ltd.
5.80%, 04/01/35	600,000	627,788
		1,608,772
Brazil — 0.8%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/26(B) »	150,500,000	26,567,338
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/31(B)	8,619,000	1,382,419
Brazilian Government International Bond
7.13%, 05/13/54	200,000	198,450
7.25%, 01/12/56	600,000	595,950
Vale Overseas, Ltd.
6.40%, 06/28/54	1,160,000	1,184,940
		29,929,097
Canada — 1.1%
1011778 BC ULC
5.63%, 09/15/29 144A	545,000	555,593
4.00%, 10/15/30 144A	605,000	576,601
	Par	Value
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A	$75,000	$74,537
Ascot Group, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.38%), 6.35%, 06/15/35 144A ^	550,000	570,282
Bell Telephone Co. of Canada
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.88%, 09/15/55^	150,000	155,371
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.36%), 7.00%, 09/15/55Δ ^	550,000	578,285
Brookfield Asset Management, Ltd.
5.80%, 04/24/35Δ	400,000	420,273
Brookfield Finance, Inc.
5.68%, 01/15/35	550,000	571,099
5.33%, 01/15/36	450,000	451,671
3.50%, 03/30/51	800,000	558,570
Canadian Government Bond
3.00%, 06/01/34(C)	7,800,000	5,554,733
3.25%, 12/01/34(C)	6,700,000	4,845,132
Canadian Natural Resources, Ltd.
5.40%, 12/15/34Δ	1,855,000	1,891,032
Cenovus Energy, Inc.
5.40%, 03/20/36Δ	1,807,000	1,809,001
CGI, Inc.
1.45%, 09/14/26	2,300,000	2,260,464
CI Financial Corporation
4.63%, 12/12/31(E) 144A	700,000	829,114
Constellation Software, Inc.
5.46%, 02/16/34 144A	551,000	557,171
Enbridge, Inc.
2.50%, 08/01/33Δ	975,000	839,519
5.63%, 04/05/34	216,000	226,265
5.55%, 06/20/35	700,000	725,882
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/32	800,000	836,741
6.00%, 12/07/33	500,000	531,870
5.75%, 05/20/35	400,000	416,554
First Quantum Minerals, Ltd.
9.38%, 03/01/29 144A	504,000	531,349
GFL Environmental, Inc.
6.75%, 01/15/31 144A	190,000	199,579
Intact Financial Corporation
5.46%, 09/22/32 144A Δ	600,000	621,600
Magna International, Inc.
5.88%, 06/01/35‡‡	950,000	1,009,722
Province of Ontario Canada
3.80%, 12/02/34(C)	2,200,000	1,609,748
Province of Quebec Canada
4.45%, 09/01/34(C)	7,500,000	5,743,534

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Rogers Communications, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 04/15/55^	$150,000	$158,373
TELUS Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.63%, 10/15/55Δ ^	275,000	280,801
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.71%), 7.00%, 10/15/55Δ ^	275,000	286,381
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.69%), 6.38%, 06/09/56^	280,000	280,712
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.63%, 06/09/56^	280,000	279,978
Triton Container International, Ltd.
3.15%, 06/15/31 144A	564,000	509,651
3.25%, 03/15/32	975,000	886,946
		38,234,134
Cayman Islands — 0.1%
AP Grange Holdings LLC
6.50%, 03/20/45†††	2,799,415	2,960,382
Chile — 0.1%
Chile Government International Bond
4.95%, 01/05/36	1,611,005	1,628,323
4.34%, 03/07/42Δ	210,000	187,425
3.10%, 01/22/61	1,125,000	700,200
3.25%, 09/21/71	1,750,000	1,087,100
		3,603,048
China — 0.1%
Avolon Holdings Funding, Ltd.
2.13%, 02/21/26 144A	1,001,000	997,763
5.38%, 05/30/30 144A	430,000	442,294
4.70%, 01/30/31 144A	674,000	670,611
4.95%, 10/15/32 144A	900,000	893,511
		3,004,179
Colombia — 0.0%
Ecopetrol SA
8.63%, 01/19/29	90,000	96,528
6.88%, 04/29/30	40,000	40,606
7.75%, 02/01/32	120,000	123,658
8.88%, 01/13/33	110,000	117,149
		377,941
Costa Rica — 0.0%
Costa Rica Government International Bond
5.50%, 11/21/30(E) 144A	750,000	890,651
	Par	Value
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 03/01/30 144A ^	$2,100,000	$2,184,114
Genmab A/S
6.25%, 12/15/32 144A	1,505,000	1,543,065
		3,727,179
Egypt — 0.0%
Egyptian Financial Co. for Sovereign Taskeek (The)
7.95%, 10/07/32 144A	370,000	393,033
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	9,049
France — 0.3%
BNP Paribas SA
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,733,551
BPCE SA
(Variable, U.S. SOFR + 1.98%), 6.61%, 10/19/27 144A ^	1,500,000	1,528,756
4.63%, 09/12/28 144A	375,000	378,592
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	332,871
(Variable, U.S. SOFR + 2.87%), 5.75%, 07/19/33 144A ^	600,000	625,573
(Variable, U.S. SOFR + 2.59%), 7.00%, 10/19/34 144A ^	1,000,000	1,115,712
Credit Agricole SA
(Floating, U.S. SOFR + 1.21%), 5.06%, 09/11/28 144A †	900,000	904,983
(Variable, U.S. SOFR + 1.46%), 5.22%, 05/27/31 144A ^	1,500,000	1,541,876
Opal Bidco SAS
6.50%, 03/31/32 144A	1,115,000	1,142,784
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 01/19/28 144A ^	950,000	962,598
(Variable, U.S. SOFR + 1.73%), 5.44%, 10/03/36 144A Δ ^	1,830,000	1,839,325
		12,106,621
Germany — 0.1%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.32%), 6.55%, 10/30/33 144A ρ Δ ^	800,000	833,706

See Notes to Financial Statements.

	Par	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 5.88%, 05/23/42 144A Δ ^	$1,200,000	$1,256,218
		2,089,924
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	200,318
Hungary — 0.1%
Hungary Government Bond
9.50%, 10/21/26(ZG)	303,150,000	950,591
2.75%, 12/22/26(ZG)	363,540,000	1,079,338
Hungary Government International Bond
6.13%, 05/22/28	500,000	518,868
3.13%, 09/21/51	1,290,000	800,989
		3,349,786
Ireland — 0.3%
AerCap Ireland Capital DAC
2.45%, 10/29/26	950,000	937,415
3.00%, 10/29/28	950,000	921,595
3.30%, 01/30/32	4,460,000	4,125,163
SMBC Aviation Capital Finance DAC
5.30%, 04/03/29 144A	1,275,000	1,312,930
5.10%, 04/01/30 144A Δ	855,000	876,813
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	993,000	917,444
		9,091,360
Israel — 0.1%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	940,000	928,526
Israel Government International Bond
5.38%, 03/12/29	2,000,000	2,061,378
5.63%, 02/19/35	1,300,000	1,360,173
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	45,000	45,355
		4,395,432
Italy — 0.2%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	4,400,000	4,642,969
Eni SpA
5.75%, 05/19/35 144A Δ	2,400,000	2,521,487
UniCredit SpA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 3.13%, 06/03/32 144A ^	800,000	744,653
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 5.46%, 06/30/35 144A ^	275,000	280,757
		8,189,866
	Par	Value
Ivory Coast — 0.0%
Ivory Coast Government International Bond
8.08%, 04/01/36 144A	$520,000	$563,262
Japan — 0.8%
Aircastle, Ltd.
6.50%, 07/18/28 144A	805,000	846,885
5.25%, 03/15/30 144A	1,370,000	1,401,408
5.00%, 09/15/30 144A	600,000	607,137
Dai-ichi Life Insurance Co., Ltd. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.20%, 01/16/35 144A ρ ^	550,000	576,842
Japan Government Forty Year Bond
2.20%, 03/20/64(J)	508,000,000	2,360,808
Japan Government Thirty Year Bond
2.40%, 03/20/55(J)	320,000,000	1,678,784
Japan Government Twenty Year Bond
1.80%, 09/20/44(J)	440,000,000	2,373,048
Meiji Yasuda Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.03%), 5.80%, 09/11/54 144A Δ ^	232,000	236,269
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 07/20/33Δ ^	1,250,000	1,285,986
Mizuho Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 5.41%, 09/13/28Δ ^	1,700,000	1,741,652
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30^	2,100,000	2,035,324
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.59%, 07/10/35^	1,800,000	1,892,341
Nippon Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 04/16/54 144A Δ ^	1,000,000	1,043,252
Nomura Holdings, Inc.
2.61%, 07/14/31	270,000	244,377
NTT Finance Corporation
5.17%, 07/16/32 144A	1,400,000	1,440,007
Sumitomo Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.88%, 09/10/55 144A ^	525,000	530,590
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	2,300,000	2,174,076
5.42%, 07/09/31	1,300,000	1,362,451
5.77%, 01/13/33	1,965,000	2,099,440

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sumitomo Mitsui Trust Bank, Ltd.
5.20%, 03/07/27 144A	$1,700,000	$1,724,954
		27,655,631
Jersey — 0.0%
Ardonagh Finco, Ltd.
6.88%, 02/15/31(E) 144A	300,000	364,833
7.75%, 02/15/31 144A	200,000	209,815
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40	814,397	695,748
Heathrow Funding, Ltd.
6.45%, 12/10/31(U)	300,000	435,272
		1,705,668
Kuwait — 0.1%
Kuwait International Government Bond
4.14%, 10/09/30 144A	1,200,000	1,201,834
4.65%, 10/09/35 144A	1,512,000	1,510,560
		2,712,394
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.75%, 06/03/30 144A	920,000	951,456
Luxembourg — 0.0%
Terminal Investment, Ltd., Holding
5.63%, 07/09/32†††	1,000,000	1,017,933
Mexico — 0.4%
Cemex SAB de CV
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.53%), 5.13%, 06/08/26 144A ρ ^	615,000	615,309
3.88%, 07/11/31 144A Δ	3,305,000	3,166,969
Mexican Bonos
8.50%, 11/18/38(M)	54,472,400	2,839,244
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	352,330
Mexico Government International Bond
6.00%, 05/13/30	600,000	629,850
4.75%, 04/27/32	2,300,000	2,244,512
3.77%, 05/24/61	2,232,000	1,382,166
Petroleos Mexicanos
6.84%, 01/23/30	1,420,000	1,442,900
5.95%, 01/28/31	710,000	687,612
6.70%, 02/16/32	140,000	139,714
		13,500,606
Morocco — 0.1%
OCP SA
6.75%, 05/02/34 144A	880,000	950,238
7.50%, 05/02/54	880,000	976,341
		1,926,579
	Par	Value
Netherlands — 0.6%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.47%, 12/13/29 144A ^	$2,500,000	$2,386,605
Alcoa Nederland Holding BV
7.13%, 03/15/31 144A	400,000	426,699
Argentum Netherlands BV for Swiss Re, Ltd.
(Variable, ICE LIBOR USD 3M + 3.78%), 5.63%, 08/15/52^	900,000	910,886
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.66%, 08/22/28 144A ^	1,700,000	1,718,625
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.12%), 5.45%, 03/05/30 144A ^	2,200,000	2,275,746
Darling Global Finance BV
4.50%, 07/15/32(E) 144A	150,000	178,982
Eagle Funding Luxco S.a.r.l.
5.50%, 08/17/30 144A	6,410,000	6,535,700
ING Groep NV
4.63%, 01/06/26 144A Δ	1,600,000	1,600,099
(Variable, U.S. SOFR + 1.77%), 5.55%, 03/19/35^	2,600,000	2,710,237
NXP BV
3.88%, 06/18/26	1,500,000	1,498,712
3.40%, 05/01/30Δ	275,000	265,541
2.50%, 05/11/31	225,000	203,946
Prosus NV
3.83%, 02/08/51 144A	200,000	133,863
Suzano Netherlands BV
5.50%, 01/15/36	160,000	158,857
		21,004,498
New Zealand — 0.1%
ANZ Bank New Zealand, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 5.90%, 07/10/34 144A Δ ^	1,350,000	1,404,502
ASB Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 5.28%, 06/17/32 144A ^	600,000	607,929
		2,012,431
Nigeria — 0.0%
Nigeria Government International Bond
6.50%, 11/28/27	602,000	612,308

See Notes to Financial Statements.

	Par	Value
Norway — 0.1%
Aker BP ASA
4.00%, 01/15/31 144A	$1,595,000	$1,541,525
Var Energi ASA
8.00%, 11/15/32 144A	210,000	240,945
		1,782,470
Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26	922,000	920,987
6.88%, 12/05/27	645,000	651,287
		1,572,274
Panama — 0.0%
Panama Government International Bond
6.40%, 02/14/35Δ	600,000	634,260
4.50%, 04/16/50	250,000	193,713
6.85%, 03/28/54Δ	240,000	250,842
		1,078,815
Peru — 0.1%
Peruvian Government International Bond
6.15%, 08/12/32(ZB) 144A	7,400,000	2,376,424
2.78%, 12/01/60	10,000	5,451
3.23%, 07/28/21~	50,000	27,420
		2,409,295
Poland — 0.1%
Republic of Poland Government International Bond
5.38%, 02/12/35	594,000	618,038
5.50%, 03/18/54	2,401,000	2,308,000
		2,926,038
Qatar — 0.0%
Qatar Government International Bond
5.10%, 04/23/48	1,000,000	989,504
Romania — 0.2%
Romanian Government International Bond
3.00%, 02/27/27 144A	2,200,000	2,167,452
3.62%, 05/26/30(E) 144A	250,000	289,912
7.13%, 01/17/33	260,000	282,993
2.00%, 04/14/33(E)	2,400,000	2,300,108
6.38%, 01/30/34	1,674,000	1,747,721
6.63%, 05/16/36	1,580,000	1,649,417
3.38%, 01/28/50(E) 144A	60,000	45,455
3.38%, 01/28/50(E)	70,000	53,031
		8,536,089
Saudi Arabia — 0.0%
Avilease Capital, Ltd.
4.75%, 11/12/30 144A	400,000	397,440
Saudi Government International Bond
5.38%, 01/13/31 144A	600,000	629,626
		1,027,066
	Par	Value
Singapore — 0.0%
Seagate Data Storage Technology Pte., Ltd.
5.88%, 07/15/30 144A	$620,000	$639,735
South Africa — 0.4%
Republic of South Africa Government Bond
8.88%, 02/28/35(S)	49,000,000	3,083,109
6.25%, 03/31/36(S)	8,600,000	441,629
9.00%, 01/31/40(S)	113,355,000	6,863,638
8.75%, 02/28/48(S)	6,400,000	371,698
Republic of South Africa Government International Bond
4.30%, 10/12/28	280,000	278,994
5.88%, 04/20/32	360,000	371,344
6.13%, 12/11/37 144A Δ	290,000	286,532
7.30%, 04/20/52	370,000	374,489
7.25%, 12/11/55 144A	910,000	903,561
		12,974,994
South Korea — 0.0%
LG Energy Solution, Ltd.
5.50%, 07/02/34 144A Δ	1,300,000	1,321,212
Spain — 0.2%
Banco Santander SA
3.31%, 06/27/29	400,000	389,138
5.57%, 01/17/30	2,600,000	2,711,376
2.75%, 12/03/30	200,000	182,088
5.44%, 07/15/31	1,000,000	1,052,655
6.92%, 08/08/33	1,400,000	1,556,512
CaixaBank SA
(Variable, U.S. SOFR + 1.79%), 5.58%, 07/03/36 144A ^	630,000	648,745
		6,540,514
Supranational — 0.2%
European Union
2.88%, 10/05/29(E)	6,300,000	7,507,386
Sweden — 0.0%
EQT AB
5.85%, 05/08/35 144A	550,000	566,462
Switzerland — 0.4%
UBS Group AG
4.28%, 01/09/28 144A	1,800,000	1,803,210
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	422,854
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	2,650,000	2,628,352
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	395,000	367,280
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.40%), 4.99%, 08/05/33 144A Δ ^	600,000	610,109

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.76%), 9.25%, 11/13/33 144A ρ ^	$220,000	$258,132
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	5,220,000	5,502,654
(Variable, U.S. SOFR + 1.76%), 5.58%, 05/09/36 144A ^	1,425,000	1,485,288
		13,077,879
Turkey — 0.2%
Turkiye Government Bond
37.00%, 02/18/26(T)	86,225,000	2,015,005
36.00%, 08/12/26(T)	102,820,000	2,415,311
Turkiye Government International Bond
6.95%, 09/16/35	1,015,000	1,046,635
		5,476,951
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 05/08/34 144A	1,000,000	1,057,839
Adnoc Murban Rsc, Ltd.
4.25%, 09/11/29 144A	2,500,000	2,518,417
DP World Crescent, Ltd.
5.50%, 05/08/35 144A	1,330,000	1,372,500
		4,948,756
United Kingdom — 1.2%
BAE Systems PLC
5.30%, 03/26/34 144A	1,795,000	1,862,481
Barclays PLC
(Variable, U.S. SOFR + 1.88%), 6.50%, 09/13/27^	1,900,000	1,930,116
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.30%), 7.39%, 11/02/28^	1,000,000	1,057,398
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29Δ ^	1,500,000	1,525,855
BP Capital Markets PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.40%), 4.88%, 03/22/30ρ ^	540,000	537,642
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.45%, 12/01/33ρ Δ ^	350,000	373,137
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.92%), 6.13%, 03/18/35ρ ^	800,000	825,477
Fidelis Insurance Holdings, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.28%), 7.75%, 06/15/55^	200,000	216,860
Global Auto Holdings, Ltd.
11.50%, 08/15/29 144A	220,000	231,199
Harbour Energy PLC
6.33%, 04/01/35 144A Δ	500,000	507,429
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	2,400,000	2,500,048
	Par	Value
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 06/19/29^	$1,700,000	$1,716,821
(Variable, U.S. SOFR + 1.46%), 5.55%, 03/04/30^	2,100,000	2,179,376
4.95%, 03/31/30	200,000	205,273
(Variable, U.S. SOFR + 1.19%), 2.80%, 05/24/32^	2,490,000	2,281,306
(Variable, U.S. SOFR + 3.02%), 7.40%, 11/13/34^	2,255,000	2,578,547
Insured Lending 1, Ltd.
6.50%, 02/04/32(E) 144A †††	700,000	824,108
Lloyds Bank PLC
0.00%, 04/02/32 STEP	2,000,000	1,502,116
Lloyds Banking Group PLC
4.38%, 03/22/28	2,200,000	2,214,729
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 03/06/29^	600,000	622,453
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.20%), 5.59%, 11/26/35Δ ^	200,000	209,885
Macquarie Airfinance Holdings, Ltd.
5.20%, 03/27/28 144A	865,000	878,606
6.40%, 03/26/29 144A	875,000	918,862
Nationwide Building Society
(Variable, U.S. SOFR + 1.65%), 5.54%, 07/14/36 144A ^	200,000	207,065
NatWest Group PLC
(Variable, ICE LIBOR USD 3M + 1.91%), 5.08%, 01/27/30^	2,900,000	2,967,028
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 5.12%, 05/23/31^	500,000	514,014
Rio Tinto Finance U.S.A. PLC
5.25%, 03/14/35Δ	10,000	10,328
Royalty Pharma PLC
5.40%, 09/02/34Δ	1,072,000	1,100,801
Santander UK Group Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28^	2,300,000	2,285,726
(Variable, U.S. SOFR Index + 1.07%), 4.32%, 09/22/29^	1,300,000	1,301,965
(Variable, U.S. SOFR Index + 1.55%), 4.86%, 09/11/30^	1,200,000	1,216,015
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32^	1,200,000	1,103,933
(Variable, U.S. SOFR Index + 1.58%), 5.14%, 09/22/36^	200,000	199,391
Vmed O2 UK Financing I PLC
7.75%, 04/15/32 144A	2,000,000	2,086,870
6.75%, 01/15/33 144A	700,000	695,046
Vodafone Group PLC
5.88%, 06/28/64	1,300,000	1,268,925
Wessex Water Services Finance PLC
5.38%, 03/10/28(U)	500,000	683,690
		43,340,521
Uruguay — 0.1%
Uruguay Government International Bond
8.50%, 03/15/28(UYU)	31,840,000	833,165

See Notes to Financial Statements.

	Par	Value
9.75%, 07/20/33(UYU)	$32,470,000	$933,653
8.00%, 10/29/35(UYU)	28,378,000	750,661
		2,517,479
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(E) 144A	735,000	884,838
5.10%, 02/25/29(E) 144A	480,000	584,478
5.10%, 02/25/29(E)	195,000	237,444
3.90%, 10/19/31	535,000	495,418
6.90%, 02/28/32 144A	2,090,000	2,252,300
6.95%, 05/25/32 144A	590,000	638,644
		5,093,122
Total Foreign Bonds (Cost $320,841,688)		327,859,585
LOAN AGREEMENTS — 1.9%
Aitx Finco LLC
5.38%, 10/23/30†††	700,000	700,969
5.67%, 10/23/32†††	700,000	701,495
Allison Transmission, Inc. Term Loan B
0.00%, 11/05/32† Σ	805,000	810,200
Aramark Intermediate HoldCo Corporation U.S. Term B-10 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.47%, 06/22/30†	1,239,124	1,244,930
Aramark Intermediate HoldCo Corporation U.S. Term B-9 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.47%, 04/06/28†	140,000	140,438
Ardonagh Midco 3 Limited Syndicated Facility B
0.00%, 02/15/31† Σ	319,200	319,135
(Floating, ICE CME Term SOFR USD 6M + 2.75%), 6.42%, 02/15/31†	11,446	11,444
(Floating, ICE CME Term SOFR USD 6M + 2.75%), 6.95%, 02/15/31†	222,966	222,920
Arsenal AIC Parent LLC 2025 Refinancing Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 6.47%, 08/18/30†	460,600	462,472
Asplundh Tree Expert LLC 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.47%, 05/23/31†	1,900,344	1,910,862
Asurion LLC New B-12 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 7.97%, 09/19/30†	493,750	494,444
Avantor Funding, Inc. Incremental B-6 Euro Term Loan
(Floating, ICE Euribor USD 1M + 2.50%), 4.40%, 10/11/32†	1,000,000	1,179,795
	Par	Value
Blackfin Pipeline LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 6.75%, 09/29/32†	$700,000	$702,188
Blackrock Secondaries & Liquidity Solutions- C LP Project ONYX II
(Floating, ICE CME Term SOFR USD 3M + 2.60%), 6.27%, 06/15/30† Σ	550,000	550,000
Blue Owl GP Stake
5.38%, 10/30/32† †††	750,000	750,000
Bombardier Recreational Products, Inc. 2025-1 Incremental Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%, 0.50% Floor), 5.97%, 12/13/29†	242,555	243,919
Boost Newco Borrower LLC USD Term B-2 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 5.67%, 01/31/31†	742,514	744,604
Brown Group Holding LLC Incremental Term B-2 Facility
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 6.47%, 07/01/31†	202,356	203,599
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 6.57%, 07/01/31†	277,022	278,724
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 6.59%, 07/01/31†	429,313	431,952
Brown Group Holding LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.22%, 07/01/31†	365,293	367,536
Capstone Acquisition Holdings, Inc. 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.32%, 11/13/29†	454,001	437,589
Capstone Acquisition Holdings, Inc. 2024-A DDTL Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.32%, 11/13/29† ≈	40,151	38,700
Ceamer Finance IV LLC
(Floating, ICE CME Term SOFR USD 6M + 2.50%), 6.17%, 12/15/40† Σ	550,000	550,000
Citadel Securities LP 2024-1 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 5.67%, 10/31/31†	1,285,463	1,293,664
Citco Funding LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 6.51%, 04/27/28†	782,070	788,162

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Claudius Finance Parent S.a r.l. Facility B-5
(Floating, ICE Euribor USD 3M + 2.75%), 4.82%, 07/10/28†	$1,000,000	$1,182,674
Clean Harbors, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.50%), 5.22%, 09/24/32†	820,000	828,368
Clearwater Analytics LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 6M + 2.00%), 6.21%, 04/21/32†	1,246,875	1,249,219
Concentra Health Services, Inc. Tranche B-1 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.72%, 07/26/31†	1,287,024	1,297,887
CPI Holdco B LLC Initial Term Loan Retired 12/11/2025
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.16%, 05/17/31†	545,622	547,404
DaVita, Inc. Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.47%, 05/09/31†	1,895,531	1,905,596
Drive Bidco BV Facility B-2
(Floating, ICE Euribor USD 3M + 3.50%), 5.54%, 07/23/31†	1,000,000	1,190,378
Eisner Advisory Group LLC February 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 7.72%, 02/28/31†	294,043	296,479
EMRLD Borrower LP 2030 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.25%), 6.07%, 05/31/30†	980,075	983,750
First Brands Group LLC 2021 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 1.00% Floor), 9.57%, 03/30/27†	128,082	690
First Brands Group LLC 2022-II Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 7.00%, 1.00% Floor), 10.99%, 03/30/27† Σ	186,481	1,005
First Brands Group LLC DIP Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.55%, 1.00% Floor), 5.39%, 06/29/26†	58,922	11,637
First Brands Group LLC Roll-Up Loans
10.69%, 06/29/26† Σ	1,450	1,450
	Par	Value
FR Refuel LLC 1L TLB CL
(Floating, ICE CME Term SOFR USD 3M + 4.75%), 8.58%, 11/08/28†	$30,283	$30,283
FR Refuel LLC Fifth Amendment Incremental Delayed Draw Term Loan
0.00%, 11/08/28† Σ ≈	76,087	75,802
FR Refuel LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.75%), 8.58%, 11/08/28†	272,489	271,467
Herc Holdings, Inc. Amendment No.1 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 0.00%, 05/14/32†	255,000	256,647
HighTower Holding LLC Amendment No. 10 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 6.65%, 02/03/32†	993,117	996,226
Hilton Domestic Operating Company, Inc. Series B-4 Term Loan
0.00%, 11/08/30† Σ	1,360,000	1,370,220
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.48%, 11/08/30†	545,000	549,096
Hope Gas Holdings LLC
6.18%, 09/01/37† †††	500,000	510,456
HV Eight LLC Loan
(Floating, ICE EURIBOR USD 3M + 3.50%), 5.53%, 12/22/25†	709,764	707,989
HV Structured Solutions IV Holdings LP Term Loan A
0.00%, 09/20/26† †††	709,311	709,311
Iqvia, Inc. Incremental Term B-5 Dollar Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.42%, 01/02/31†	663,474	668,762
ITT Holdings LLC Seventh Amendment Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.48%, 0.50% Floor), 6.19%, 10/11/30†	1,086,250	1,093,990
Level 3 Financing, Inc. Term B-4 Refinancing Loans
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 6.97%, 03/29/32†	1,510,000	1,516,229
Merlin Buyer, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.50% Floor), 7.67%, 12/14/28†	498,705	504,083

See Notes to Financial Statements.

	Par	Value
Midcap Funding XLVI Trust Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 1.00% Floor), 6.28%, 04/23/27†	$800,000	$804,272
Novelis Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.42%, 03/11/32†	1,895,451	1,905,317
NRG Energy, Inc. 2024 New Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.59%, 04/16/31†	3,094,253	3,107,172
Open Text Corporation 2023 Replacement Term Loan
0.00%, 01/31/30† Σ	550,327	551,430
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 5.47%, 01/31/30†	1,295,592	1,298,189
Peer Holding III BV Facility B-5B
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.17%, 07/01/31†	1,287,000	1,294,104
PMH Newco LP Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.60%), 6.27%, 01/26/27†	906,940	911,829
PMH SPV - C LLC Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.80%), 6.80%, 01/26/27†	236,784	238,062
Project Cashmere Collateralized Mortgage Obligation
0.00%, 12/30/57† Σ	16,900,000	11,278,216
Quikrete Holdings, Inc. Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 5.97%, 03/19/29†	193,035	193,950
Quikrete Holdings, Inc. Tranche B-3 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 5.97%, 02/10/32†	863,475	867,115
Resideo Funding, Inc. Sixth Amendment Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 5.72%, 08/13/32†	942,638	946,172
Savage Enterprises LLC Amendment No. 7 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.28%, 08/05/32†	497,500	500,298
	Par	Value
SBA Senior Finance II LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.47%, 01/25/31†	$1,384,663	$1,391,628
Solstice Advanced Materials, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.59%, 10/29/32†	78,539	79,055
Terex Corporation 2025 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.47%, 10/08/31†	224,596	226,049
TKO Worldwide Holdings LLC Additional Term B-5 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 5.87%, 11/21/31†	1,687,250	1,696,859
Trans Union LLC 2024 Refinancing Term B-8 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.47%, 06/24/31†	1,900,354	1,907,014
TransDigm, Inc. Tranche L Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.22%, 01/19/32†	296,250	297,771
TripAdvisor, Inc. Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 6.47%, 07/08/31†	1,283,750	1,242,830
UGI Energy Services LLC 2024 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.22%, 02/22/30†	1,276,962	1,283,481
United Rentals (North America), Inc. Restatement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.50%), 5.22%, 02/14/31†	253,709	255,263
VFH Parent LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.22%, 06/23/31†	250,000	251,250
Waystar Technologies, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.72%, 10/22/29†	698,743	703,983

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
WhiteWater DBR Holdco LLC Term B-1 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.25%), 5.94%, 03/03/31†	$493,762	$497,404
Total Loan Agreements (Cost $67,642,814)		68,065,552
MORTGAGE-BACKED SECURITIES — 40.0%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.13% Floor), 4.96%, 09/15/34 144A †	1,200,000	1,196,403
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
2.78%, 11/15/54	750,000	655,174
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.49%, 06/15/40 144A † γ	2,500,000	2,513,428
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 4.07%, 03/17/39(U) †	266,574	353,593
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.23%, 09/25/46†	120,884	119,476
Angel Oak Mortgage Trust, Series 2024-2, Class A3
(Step to 6.18% on 02/25/28), 6.25%, 01/25/69 144A STEP	707,126	712,408
Angel Oak Mortgage Trust, Series 2025-12, Class A3
(Step to 6.29% on 12/25/29), 5.34%, 12/25/70 144A STEP	694,161	696,320
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,223,622
Archwest Mortgage Trust, Series 2025-RTL1, Class A1
5.20%, 10/25/40 144A STEP	700,000	701,495
ATLX Trust, Series 2024-RPL1, Class A1
(Step to 4.56% on 09/25/28), 3.85%, 04/25/64 144A STEP	884,883	866,253
ATLX Trust, Series 2024-RPL2, Class A1
(Step to 4.04% on 11/25/28), 3.85%, 04/25/63 144A STEP	1,770,768	1,732,034
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.63%, 01/15/32 144A	600,000	531,751
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 4.92%, 09/15/38 144A †	2,300,000	2,220,025
	Par	Value
Banc of America Funding Trust, Series 2005-D, Class A1
5.49%, 05/25/35† γ	$109,251	$102,796
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
5.86%, 07/25/34† γ	11,389	10,991
BANK, Series 2022-BNK39, Class A4
2.93%, 02/15/55	2,025,000	1,850,150
BANK, Series 2022-BNK40, Class A4
3.39%, 03/15/64† γ	2,100,000	1,968,914
BANK, Series 2022-BNK43, Class A5
4.40%, 08/15/55	1,000,000	983,960
BANK5, Series 2024-5YR10, Class AS
5.64%, 10/15/57	500,000	514,674
BANK5, Series 2024-5YR11, Class A3
5.89%, 11/15/57	1,450,000	1,526,168
BANK5, Series 2024-5YR11, Class AS
6.14%, 11/15/57	650,000	680,713
BANK5, Series 2025-5YR15, Class A3
5.45%, 07/15/58	1,700,000	1,768,344
BANK5, Series 2025-5YR16, Class AS
0.00%, 08/15/63	2,550,000	2,644,727
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C
4.18%, 05/15/52	864,000	774,560
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,493,731
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,691,683
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 4.67%, 03/15/37 144A †	1,425,000	1,351,270
BBCMS Mortgage Trust, Series 2018-TALL, Class B
(Floating, CME Term SOFR 1M + 1.17%, 1.12% Floor), 4.92%, 03/15/37 144A †	525,000	474,370
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,481,189	1,441,051
BBCMS Mortgage Trust, Series 2024-C24, Class A5
5.42%, 02/15/57	850,000	889,249
BBCMS Mortgage Trust, Series 2024-C24, Class AS
5.87%, 02/15/57	700,000	735,136
BBCMS Mortgage Trust, Series 2025-5C36, Class A3
5.52%, 08/15/58	1,900,000	1,985,092

See Notes to Financial Statements.

	Par	Value
BCAP LLC Trust, Series 2006-AA2, Class A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor), 4.19%, 01/25/37†	$1,865,424	$1,763,241
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
5.47%, 05/25/35† γ	35,185	33,854
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
6.25%, 02/25/33† γ	251	269
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
5.06%, 01/26/36† γ	137,335	99,955
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	1,773,851
Benchmark Mortgage Trust, Series 2023-B39, Class A5
5.75%, 07/15/56	950,000	1,008,145
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.24%, 11/15/29 144A †	2,000,000	2,003,841
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A
0.00%, 10/10/42 144A † γ	3,050,000	3,055,942
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A
(Floating, CME Term SOFR 1M + 1.50%), 5.25%, 11/15/42 144A †	405,000	406,761
BFLD Commercial Mortgage Trust, Series 2025-660F, Class B
(Floating, CME Term SOFR 1M + 1.80%), 5.55%, 11/15/42 144A †	165,000	165,817
BFLD Commercial Mortgage Trust, Series 2025-660F, Class C
(Floating, CME Term SOFR 1M + 2.15%), 5.90%, 11/15/42 144A †	3,000,000	3,021,331
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%, 1.34% Floor), 5.09%, 03/15/41 144A †	1,113,653	1,115,429
Blue Owl GP Stakes V Issuer A
7.21%, 08/22/43†††	374,250	395,305
Blue Owl GP Stakes V Issuer B, Class A2
7.21%, 08/22/43†††	375,750	396,890
BMO Mortgage Trust, Series 2023-C7, Class A5
6.16%, 12/15/56	2,100,000	2,258,970
BMO Mortgage Trust, Series 2024-5C3, Class C
6.86%, 02/15/57† γ	750,000	771,649
BMO Mortgage Trust, Series 2025-5C11, Class A3
5.67%, 07/15/58	1,700,000	1,781,002
	Par	Value
BMP, Series 2024-MF23, Class B
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.39%, 06/15/41 144A †	$1,000,000	$1,001,904
BPR Commercial Mortgage Trust, Series 2025-STAR, Class A
0.00%, 11/05/42 144A † γ	100,000	100,803
BPR Trust, Series 2024-PMDW, Class A
5.36%, 11/05/29 144A	1,200,000	1,229,771
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A2
(Step to 7.39% on 04/25/28), 6.39%, 03/25/64 144A STEP	355,351	359,097
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A3
(Step to 7.50% on 04/25/28), 6.50%, 03/25/64 144A STEP	355,351	359,079
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1
(Step to 6.61% on 05/25/29), 5.61%, 02/25/65 144A STEP	1,662,777	1,681,823
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A1B
(Step to 6.46% on 08/25/29), 5.46%, 07/25/65 144A STEP	417,918	421,338
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A2
(Step to 6.66% on 08/25/29), 5.66%, 07/25/65 144A STEP	1,532,364	1,543,594
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A3
(Step to 6.81% on 08/25/29), 5.81%, 07/25/65 144A STEP	325,047	327,573
BRAVO Residential Funding Trust, Series 2025-NQM8, Class A3
(Step to 6.59% on 09/25/29), 5.59%, 06/25/65 144A STEP	919,307	924,119
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 5.11%, 09/15/36 144A †	2,300,000	2,247,333
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, CME Term SOFR 1M + 0.84%, 0.73% Floor), 4.59%, 10/15/36 144A †	684,291	684,003
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.44%, 08/15/39 144A †	702,146	704,402
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 5.89%, 08/15/39 144A †	561,717	565,417
BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
5.41%, 11/13/46 144A † γ	1,095,000	1,113,161

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
BX Commercial Mortgage Trust, Series 2024-VLT5, Class B
5.80%, 11/13/46 144A † γ	$825,000	$841,988
BX Commercial Mortgage Trust, Series 2025-BCAT, Class B
(Floating, CME Term SOFR 1M + 1.55%), 5.30%, 08/15/42 144A †	3,545,654	3,551,242
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.24%, 06/15/41 144A †	145,000	145,127
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 5.69%, 07/15/29 144A †	300,000	300,092
BX Trust, Series 2024-VLT4, Class C
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 5.89%, 07/15/29 144A †	350,000	349,943
BX Trust, Series 2025-VLT6, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.19%, 03/15/42 144A †	2,695,000	2,695,406
BX Trust, Series 2025-VOLT, Class A
(Floating, CME Term SOFR 1M + 1.70%), 5.45%, 12/15/44 144A †	1,250,000	1,253,049
CAFL Issuer LLC, Series 2023-RTL1, Class A1
(Step to 9.05% on 07/28/26), 7.55%, 12/28/30 144A STEP	545,000	545,000
CAFL Issuer LP, Series 2025-RRTL2, Class A1
(Step to 5.55% on 03/28/26), 5.18%, 11/28/40 144A STEP	400,000	401,488
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5
6.00%, 02/25/55 144A † γ	350,000	360,383
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5A
5.50%, 02/25/55 144A	500,000	501,387
Chase Home Lending Mortgage Trust, Series 2024-3, Class A7
6.00%, 02/25/55 144A † γ	150,000	152,401
Chase Home Lending Mortgage Trust, Series 2024-7, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 8.00% Cap), 5.17%, 06/25/55 144A †	1,517,524	1,522,975
Chase Home Lending Mortgage Trust, Series 2024-RPL2, Class A1A
3.25%, 08/25/64 144A † γ	1,783,713	1,596,354
Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A
3.25%, 09/25/64 144A † γ	1,962,386	1,759,075
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A
5.50%, 10/25/55 144A † γ	1,010,770	1,018,374
	Par	Value
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A
5.48%, 04/15/42 144A † γ	$2,085,000	$2,140,909
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
6.61%, 02/19/34† γ	71,915	70,790
CIM Trust, Series 2025-I1, Class A2
(Step to 6.91% on 02/25/29), 5.91%, 10/25/69 144A STEP	1,099,026	1,114,117
CIM Trust, Series 2025-R1, Class A1
(Step to 4.99% on 03/25/28), 5.00%, 02/25/99 144A STEP	785,053	783,249
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4
3.10%, 12/15/72	360,000	343,030
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.35%, 8.00% Cap), 5.22%, 07/25/54 144A †	1,613,606	1,622,397
COLT Mortgage Loan Trust, Series 2023-3, Class A1
(Step to 7.81% on 10/25/27), 7.18%, 09/25/68 144A STEP	918,066	928,914
COLT Mortgage Loan Trust, Series 2023-3, Class A3
(Step to 7.81% on 10/25/27), 7.58%, 09/25/68 144A STEP	459,062	464,109
COLT Mortgage Loan Trust, Series 2024-3, Class A1
(Step to 7.39% on 06/25/28), 6.39%, 06/25/69 144A STEP	1,368,474	1,387,597
COLT Mortgage Loan Trust, Series 2025-3, Class A2
(Step to 6.56% on 03/25/29), 5.56%, 03/25/70 144A STEP	401,425	403,224
COMM Mortgage Trust, Series 2024-277P, Class A
6.34%, 08/10/44 144A	2,125,000	2,241,750
COMM Mortgage Trust, Series 2024-CBM, Class A2
5.87%, 12/10/41 144A	1,890,000	1,927,958
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 5.42%, 10/25/41 144A †	138,400	138,987
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.52%, 12/25/41 144A †	245,000	246,429
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 5.67%, 01/25/44 144A †	450,000	453,251

See Notes to Financial Statements.

	Par	Value
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2B1
(Floating, U.S. 30-Day Average SOFR + 2.80%), 6.67%, 03/25/44 144A †	$1,375,000	$1,424,905
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 1.95%), 5.82%, 03/25/44 144A †	25,000	25,158
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.52%, 05/25/44 144A †	550,000	552,445
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1
(Floating, U.S. 30-Day Average SOFR + 1.00%), 4.87%, 07/25/44 144A †	151,863	151,788
Connecticut Avenue Securities, Series 2025-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 1.70%), 5.57%, 01/25/45 144A †	650,000	647,988
Cross Mortgage Trust, Series 2024-H7, Class A2
(Step to 6.82% on 11/25/28), 5.82%, 11/25/69 144A STEP	393,762	397,460
Cross Mortgage Trust, Series 2024-H7, Class A3
(Step to 6.97% on 11/25/28), 5.97%, 11/25/69 144A STEP	275,634	278,103
Cross Mortgage Trust, Series 2025-H1, Class A2
(Step to 6.89% on 02/25/29), 5.89%, 02/25/70 144A STEP	834,285	843,953
Cross Mortgage Trust, Series 2025-H2, Class A3
(Step to 6.66% on 03/25/29), 5.66%, 03/25/70 144A STEP	833,105	838,820
Cross Mortgage Trust, Series 2025-H6, Class A2
(Step to 6.54% on 08/25/29), 5.54%, 07/25/70 144A STEP	711,236	716,830
CRSNT Trust, Series 2021-MOON, Class A
(Floating, CME Term SOFR 1M + 0.93%, 0.82% Floor), 4.69%, 04/15/36 144A †	2,500,000	2,483,833
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	740,920
CSMC Trust, Series 2010-16, Class B9
4.90%, 06/25/50 144A † γ	1,579,678	1,364,683
CSMC Trust, Series 2017-RPL1, Class M1
2.97%, 07/25/57 144A † γ	970,000	843,668
CSMC Trust, Series 2021-RPL4, Class A1
4.12%, 12/27/60 144A † γ	2,220,629	2,213,711
	Par	Value
CSMC, Series 2021-ADV, Class A
(Floating, CME Term SOFR 1M + 1.51%, 1.40% Floor), 5.27%, 07/15/38 144A †	$2,600,000	$2,328,537
CSMC, Series 2021-NQM7, Class A1
1.76%, 10/25/66 144A	3,465,983	3,113,951
CSWF, Series 2021-SOP2, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.07% Floor), 4.93%, 06/15/34 144A †	149,845	147,228
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/12/40 144A † γ	440,000	455,759
DC Trust, Series 2024-HLTN, Class A
5.73%, 04/13/28 144A † γ	750,000	760,207
Deephaven Residential Mortgage Trust, Series 2021-4, Class A2
2.09%, 11/25/66 144A	1,284,111	1,145,695
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
4.46%, 02/25/36† γ	447,023	272,159
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	4,350,000	3,917,887
Durst Commercial Mortgage Trust, Series 2025-151, Class A
0.00%, 08/10/42 144A † γ	2,100,000	2,146,163
Easy Street Mortgage Loan Trust, Series 2025-RTL2, Class A1
(Step to 7.11% on 05/25/28), 5.61%, 10/25/40 144A STEP	1,800,000	1,820,151
Ellington Financial Mortgage Trust, Series 2021-2, Class A1
0.93%, 06/25/66 144A	1,911,083	1,631,896
Ellington Financial Mortgage Trust, Series 2021-2, Class A2
1.09%, 06/25/66 144A	1,726,882	1,479,151
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, SONIA Interest Rate + 0.27%), 4.05%, 06/15/44(U) †	126,613	170,431
Extended Stay America Trust, Series 2025-ESH, Class A
(Floating, CME Term SOFR 1M + 1.30%), 5.05%, 10/15/42 144A †	130,000	130,379
Extended Stay America Trust, Series 2025-ESH, Class B
(Floating, CME Term SOFR 1M + 1.60%), 5.35%, 10/15/42 144A †	110,000	110,354
Extended Stay America Trust, Series 2025-ESH, Class C
(Floating, CME Term SOFR 1M + 1.85%), 5.60%, 10/15/42 144A †	100,000	100,347
Federal Home Loan Mortgage Corporation
5.50%, 02/01/27	858	872

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.50%, 11/01/29	$659	$680
7.50%, 12/01/29	508	523
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 6.23%, 07/01/31†	1,452	1,480
5.00%, 08/01/33	1,186	1,207
5.00%, 09/01/33	191	195
5.00%, 10/01/33	672	684
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.27% Cap), 6.62%, 03/01/34†	335	345
5.00%, 12/01/34	11,610	11,739
5.00%, 07/01/35	887	903
5.00%, 12/01/35	2,820	2,905
5.00%, 02/01/37	3,256	3,357
4.00%, 02/01/41	11,290	11,116
5.00%, 06/01/41	774	799
3.50%, 04/01/47	2,979,796	2,824,018
4.50%, 08/01/48	409,808	408,519
3.00%, 02/01/49	703,816	645,653
3.50%, 07/01/49	77,016	72,983
3.00%, 09/01/49	1,379,659	1,256,319
4.50%, 09/01/49	182,857	180,958
4.50%, 12/01/49	249,434	246,528
4.00%, 03/01/50	2,713,021	2,623,835
4.50%, 03/01/50	6,166,162	6,119,847
4.50%, 05/01/50	135,377	133,607
2.50%, 11/01/50	93,865	81,251
3.00%, 12/01/50	2,045,623	1,851,937
2.50%, 02/01/51	802,687	687,760
2.00%, 03/01/51	4,871,117	3,988,865
2.00%, 05/01/51	5,365,501	4,386,147
2.50%, 05/01/51	6,718,824	5,793,672
2.50%, 08/01/51	10,982,158	9,509,873
2.50%, 09/01/51	1,390,410	1,200,140
2.00%, 03/01/52	287,422	233,657
4.50%, 03/01/52	195,069	191,460
3.00%, 05/01/52	2,699,834	2,403,163
3.00%, 07/01/52	1,508,873	1,342,315
6.00%, 11/01/52	779,923	815,501
6.00%, 01/01/53	1,403,756	1,463,640
5.00%, 03/01/53	701,426	702,816
5.00%, 04/01/53‡‡	1,992,677	1,995,787
5.50%, 04/01/53	161,216	163,996
4.50%, 05/01/53	4,753,776	4,704,937
5.50%, 08/01/53	7,371,318	7,499,558
5.50%, 09/01/53	10,857,349	11,047,619
6.00%, 09/01/53	4,949,546	5,145,127
6.50%, 12/01/53	1,254,873	1,317,306
6.50%, 06/01/54	6,440,259	6,817,871
5.50%, 04/01/55	607,222	617,672
6.00%, 10/01/55	909,416	934,825
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.75% Cap), 4.60%, 06/15/37†	27,959	27,819
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, U.S. 30-Day Average SOFR + 0.55%), 4.76%, 07/15/40†	$78,522	$77,767
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.67%, 08/15/40†	327,925	322,654
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.67%, 10/15/40†	272,039	267,524
Federal Home Loan Mortgage Corporation REMIC, Series 5499
5.50%, 07/25/53	510,749	518,040
Federal Home Loan Mortgage Corporation REMIC, Series 5502
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor, 6.50% Cap), 4.87%, 02/25/55†	1,074,896	1,075,669
Federal Home Loan Mortgage Corporation REMIC, Series 5549
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.07%, 02/25/55† γ	2,177,126	2,186,782
Federal Home Loan Mortgage Corporation REMIC, Series 5554
5.25%, 04/25/53	328,681	332,932
Federal Home Loan Mortgage Corporation REMIC, Series 5564
5.00%, 02/25/52	497,101	497,956
(Floating, U.S. 30-Day Average SOFR + 1.20%), 5.07%, 08/25/55†	1,929,327	1,938,406
Federal Home Loan Mortgage Corporation REMIC, Series 5566
5.00%, 11/25/51	843,230	846,319
Federal Home Loan Mortgage Corporation REMIC, Series 5571
5.00%, 10/25/51	1,242,784	1,246,400
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.52%, 01/25/34 144A †	46,876	47,014
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-DNA3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.05%), 4.92%, 10/25/44 144A †	378,750	379,291
Federal National Mortgage Association
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 4.27%, 07/01/27†	719	714

See Notes to Financial Statements.

	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.75% Cap), 6.27%, 08/01/27†	$356	$358
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.35% Cap), 5.23%, 11/01/27 CONV †	661	654
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 6.13%, 12/01/30 CONV †	736	750
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.13% Floor, 10.95% Cap), 5.20%, 06/01/32†	3,893	3,899
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.19% Cap), 4.22%, 08/01/32†	3,681	3,606
(Floating, Enterprise 11th District COFI Index + 1.33%, 1.33% Floor, 11.97% Cap), 4.29%, 05/01/33†	2,871	2,813
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.55%, 1.55% Floor, 9.67% Cap), 6.42%, 12/01/34†	8,594	8,787
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.98% Floor, 12.80% Cap), 4.61%, 05/01/36†	3,508	3,466
(Floating, Enterprise 11th District COFI Index + 1.23%, 1.24% Floor, 10.69% Cap), 4.69%, 12/01/37†	1,721	1,708
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.60% Cap), 5.23%, 01/01/38†	669	669
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.71% Cap), 5.48%, 06/01/40†	4,645	4,673
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 10.75% Cap), 5.48%, 10/01/40†	613	613
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 10.55% Cap), 5.48%, 10/01/40†	8,710	8,770
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.18%, 1.18% Floor, 10.25% Cap), 5.25%, 11/01/40†	2,028	2,027
4.50%, 04/01/41	36,226	36,498
4.50%, 08/01/41	13,217	13,319
2.50%, 11/01/42	7,669	6,926
2.50%, 12/01/42	4,080	3,647
3.00%, 12/01/42	4,979	4,642
2.50%, 01/01/43	5,630	5,065
3.00%, 01/01/43	27,520	25,599
2.50%, 02/01/43	6,495	5,774
2.50%, 03/01/43	521,047	468,835
	Par	Value
3.00%, 03/01/43	$73,859	$68,523
2.50%, 04/01/43	652,289	586,843
3.00%, 04/01/43	113,543	105,260
2.50%, 05/01/43	9,137	8,194
3.00%, 05/01/43	69,874	64,771
2.50%, 06/01/43	11,386	10,277
3.00%, 06/01/43	23,358	21,645
3.00%, 07/01/43	184,681	171,086
2.50%, 08/01/43	105,951	96,240
2.50%, 10/01/43	18,115	16,371
4.50%, 10/01/43	1,205	1,210
4.50%, 04/01/45	179,081	179,514
4.50%, 05/01/45	21,307	21,359
4.50%, 06/01/45	169,264	169,248
4.00%, 08/01/45	1,314,333	1,284,974
3.00%, 11/01/45	407,694	372,380
4.50%, 11/01/46	127,415	127,035
4.50%, 01/01/47	15,118	15,098
4.50%, 03/01/47	207,385	206,925
4.50%, 06/01/47	179,290	177,492
4.50%, 07/01/47	307,508	305,959
3.50%, 09/01/47	6,564,649	6,145,945
3.50%, 10/01/47	7,574,152	7,083,032
3.50%, 11/01/47	9,946,932	9,310,948
4.50%, 11/01/47	80,862	80,455
3.50%, 12/01/47	9,588,254	8,965,173
4.00%, 12/01/47	148,054	143,644
4.00%, 01/01/48	141,258	137,051
4.00%, 02/01/48	550,242	533,522
4.00%, 03/01/48	378,535	366,538
4.00%, 06/01/48	219,907	213,357
4.00%, 07/01/48	463,160	448,829
3.50%, 08/01/48	2,020,857	1,888,529
4.00%, 08/01/48	1,084,857	1,052,707
4.50%, 09/01/48	213,464	212,540
5.00%, 09/01/48	101,165	102,471
5.00%, 11/01/48	915,419	932,202
4.50%, 01/01/49	178,235	177,098
4.50%, 02/01/49	37,961	37,474
4.50%, 05/01/49	607,313	603,815
4.50%, 06/01/49	371,346	367,945
4.50%, 07/01/49	326,706	324,554
4.50%, 09/01/49	46,665	46,111
3.00%, 12/01/49	481,206	436,763
4.50%, 01/01/50	4,131	4,107
4.50%, 03/01/50	4,090	4,024
4.50%, 05/01/50	467,159	463,050
2.50%, 06/01/50	625,458	541,367
4.50%, 06/01/50	39,681	39,351
4.50%, 07/01/50	22,485	22,154
2.50%, 09/01/50	2,183,997	1,895,405
2.00%, 10/01/50	5,001,604	4,093,652
2.00%, 11/01/50	5,833,931	4,771,867
2.50%, 11/01/50	810,570	701,892
4.50%, 12/01/50	336,171	333,367
2.50%, 01/01/51	1,680,673	1,436,164
2.50%, 02/01/51	40,010	34,632

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.50%, 02/01/51	$741,855	$729,700
2.50%, 03/01/51	128,014	111,193
2.00%, 04/01/51	965,241	787,714
2.00%, 05/01/51	4,208,815	3,434,711
2.50%, 09/01/51	157,515	136,812
2.50%, 10/01/51	622,994	540,229
2.50%, 11/01/51	653,029	566,292
2.00%, 04/01/52	7,708,432	6,265,317
3.00%, 04/01/52‡‡	10,843,843	9,646,875
2.00%, 05/01/52	815,076	662,613
3.00%, 05/01/52	3,380,061	3,004,122
3.00%, 06/01/52	793,631	705,117
3.00%, 07/01/52	657,651	584,488
4.00%, 09/01/52	817,346	780,267
5.50%, 09/01/52	1,473,441	1,517,855
4.00%, 12/01/52	352,500	336,527
6.00%, 12/01/52	700,339	731,797
5.00%, 04/01/53	1,226,182	1,229,867
5.50%, 04/01/53	2,267,063	2,327,281
4.00%, 05/01/53	863,651	824,575
5.00%, 05/01/53	10,749,448	10,798,805
5.00%, 06/01/53	1,128,574	1,136,237
5.00%, 08/01/53‡‡	812,611	815,137
6.50%, 09/01/53	701,921	729,709
6.50%, 10/01/53	1,130,896	1,176,927
6.00%, 11/01/53	17,992,555	18,523,652
6.50%, 11/01/53	1,008,324	1,049,366
6.50%, 12/01/53	3,027,387	3,148,576
6.00%, 06/01/54	2,647,515	2,760,336
6.00%, 09/01/54	2,404,387	2,499,125
5.50%, 02/01/55	4,456,100	4,568,376
5.50%, 03/01/55	1,965,711	2,012,268
5.50%, 04/01/55	4,446,532	4,553,738
5.50%, 05/01/55‡‡	5,994,617	6,097,776
5.69%, 07/01/55	748,092	757,385
6.00%, 10/01/55	3,985,761	4,100,243
5.50%, 11/01/55	14,916,759	15,252,832
6.00%, 11/01/55	836,973	861,013
Federal National Mortgage Association ACES, Series 2020-M33
2.24%, 01/25/31† IO γ	6,879,457	348,937
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 9.00% Cap), 4.50%, 10/18/30†	1,766	1,764
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	77,338	79,563
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	6,805	7,387
	Par	Value
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	$23,885	$26,247
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	71,333	1,467
Federal National Mortgage Association REMIC, Series 2023-54
6.50%, 04/25/49	412,169	420,251
Federal National Mortgage Association REMIC, Series 2025-11
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor, 7.00% Cap), 4.87%, 03/25/55†	1,906,422	1,912,159
Federal National Mortgage Association REMIC, Series 2025-52
5.00%, 01/25/53	1,234,654	1,243,133
Federal National Mortgage Association REMIC, Series 2025-54
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 4.97%, 07/25/55† γ	1,185,846	1,190,305
Federal National Mortgage Association REMIC, Series 2025-65
5.00%, 11/25/53	1,269,831	1,272,588
5.00%, 02/25/54	756,667	759,231
Federal National Mortgage Association REMIC, Series 2025-68
5.00%, 01/25/53	722,741	723,467
Federal National Mortgage Association REMIC, Series 2025-69
5.00%, 10/25/51	1,573,783	1,581,408
FHLMC Multifamily Structured Pass-Through Certificates, Series K-152
3.78%, 11/25/32	1,000,000	972,259
FHLMC Multifamily Structured Pass-Through Certificates, Series K-161
4.90%, 10/25/33	1,550,000	1,604,445
FHLMC Multifamily Structured Pass-Through Certificates, Series K510
5.07%, 10/25/28	600,000	617,338
FHLMC Multifamily Structured Pass-Through Certificates, Series K547
0.00%, 05/25/30	3,000,000	3,045,564

See Notes to Financial Statements.

	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series KF153
(Floating, U.S. 30-Day Average SOFR + 0.68%, 0.68% Floor), 4.69%, 02/25/33†	$527,373	$530,447
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.43%, 07/25/44†	168,371	163,962
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
5.87%, 06/25/34† γ	59,312	59,248
GCAT Trust, Series 2022-NQM3, Class A3
4.35%, 04/25/67 144A † γ	1,898,714	1,824,912
GCAT Trust, Series 2024-NQM2, Class A1
(Step to 7.36% on 06/25/28), 6.09%, 06/25/59 144A STEP	998,619	1,009,774
GCAT Trust, Series 2025-INV3, Class A5
0.00%, 08/25/55 144A † γ	681,671	695,453
GCAT Trust, Series 2025-NQM4, Class A1B
(Step to 6.53% on 08/25/29), 5.53%, 06/25/70 144A STEP	463,971	467,796
GCAT Trust, Series 2025-NQM4, Class A2
(Step to 6.73% on 08/25/29), 5.73%, 06/25/70 144A STEP	835,148	844,671
GFH Mortgage Trust, Series 2025-IND, Class A
5.15%, 06/15/33 144A	1,245,000	1,258,378
GMAC Commercial Mortgage Asset Corporation, Series TR-1, Class A
7.15%, 08/10/36 144A †††	285,808	307,244
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.75%, 11/20/29†	4,353	4,373
8.50%, 11/20/30	1,953	2,054
5.50%, 11/15/32	1,989	2,008
5.50%, 01/15/33	835	839
5.50%, 02/15/33	3,947	3,999
5.50%, 03/15/33	3,577	3,629
5.50%, 07/15/33	4,223	4,269
5.50%, 08/15/33	1,953	1,968
5.50%, 09/15/33	749	753
5.50%, 04/15/34	2,047	2,094
5.50%, 05/15/34	1,672	1,728
5.50%, 09/15/34	17,146	17,654
5.50%, 12/15/34	16,815	17,293
5.50%, 01/15/35	13,706	14,236
4.00%, 10/20/40	1,742	1,696
	Par	Value
4.00%, 08/20/43	$103,900	$100,944
3.00%, 01/15/45	505,454	460,103
3.50%, 04/15/45	130,785	122,276
4.00%, 05/20/45	8,843	8,556
4.00%, 10/20/45	64,291	62,439
4.50%, 05/20/48	370,067	367,067
5.00%, 07/20/48	80,664	81,868
4.50%, 08/20/48	916,789	911,338
5.00%, 08/20/48	94,564	96,246
4.50%, 09/20/48	633,923	629,877
5.00%, 10/20/48	395,637	403,260
5.00%, 11/20/48	686,957	698,888
4.50%, 12/20/48	363,084	360,448
5.00%, 12/20/48	406,786	413,234
4.50%, 01/20/49	1,333,397	1,324,201
5.00%, 01/20/49	1,262,128	1,283,287
4.00%, 02/20/49	726,851	697,665
4.50%, 02/20/49	147,964	146,860
5.00%, 02/20/49	29,175	29,652
4.00%, 03/20/49	417,251	400,238
4.50%, 03/20/49	105,186	104,401
5.00%, 03/20/49	129,193	131,332
3.00%, 08/20/49	1,034,696	937,880
5.00%, 08/20/49	1,888,674	1,922,271
4.50%, 10/20/49	126,579	126,292
5.00%, 11/20/49	167,867	170,887
3.50%, 02/20/50	459,994	425,091
3.00%, 03/20/50	5,760,849	5,201,157
2.50%, 09/20/51	314,288	270,104
2.50%, 10/20/51	745,801	641,209
2.50%, 11/20/51	465,580	401,811
3.00%, 11/20/51	671,219	605,576
2.50%, 12/20/51	1,006,221	866,437
3.00%, 12/20/51	681,632	614,970
4.50%, 09/20/52	3,012,417	2,962,440
3.50%, 02/20/53	1,551,961	1,429,937
2.00%, 01/01/55 TBA	6,000,000	4,978,814
2.50%, 01/01/55 TBA	9,000,000	7,782,187
4.50%, 01/01/55 TBA	18,000,000	17,561,962
5.50%, 01/01/55 TBA	14,000,000	14,143,104
6.00%, 01/01/55 TBA	25,000,000	25,490,848
6.50%, 01/01/55 TBA	5,000,000	5,167,952
5.00%, 02/01/55 TBA	13,640,000	13,604,120
5.50%, 02/01/55 TBA	5,530,000	5,582,206
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.15%, 05/20/37†	32,946	32,542
Government National Mortgage Association, Series 2015-H11
(Floating, CME Term SOFR 1M + 0.66%, 0.55% Floor, 7.50% Cap), 4.66%, 05/20/65†	314,793	314,963

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Government National Mortgage Association, Series 2015-H14
(Floating, CME Term SOFR 1M + 0.54%, 0.43% Floor, 11.00% Cap), 4.54%, 05/20/65†	$143,196	$143,157
(Floating, CME Term SOFR 1M + 0.68%, 0.57% Floor, 7.50% Cap), 4.68%, 06/20/65†	497,718	498,065
Government National Mortgage Association, Series 2015-H15
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 7.50% Cap), 4.69%, 06/20/65†	358,966	359,297
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 4.71%, 06/20/65†	516,129	516,576
Government National Mortgage Association, Series 2015-H16
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 4.71%, 07/20/65†	574,988	575,683
Government National Mortgage Association, Series 2015-H17
(Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor), 4.68%, 06/20/65†	38,404	38,406
Government National Mortgage Association, Series 2015-H18
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 4.71%, 07/20/65†	75,892	75,980
Government National Mortgage Association, Series 2015-H19
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 4.71%, 08/20/65†	98,885	98,984
Government National Mortgage Association, Series 2015-H22
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 4.71%, 09/20/65†	120,845	120,993
Government National Mortgage Association, Series 2015-H23
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 7.50% Cap), 4.73%, 09/20/65†	165,429	165,678
Government National Mortgage Association, Series 2015-H26
(Floating, CME Term SOFR 1M + 0.63%, 0.52% Floor, 11.00% Cap), 4.63%, 10/20/65†	263,178	263,382
Government National Mortgage Association, Series 2015-H30
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 4.79%, 08/20/61†	1,324	1,326
Government National Mortgage Association, Series 2017-H15
(Floating, CME Term SOFR 12M + 1.52%, 0.80% Floor, 7.50% Cap), 5.58%, 07/20/67†	481,611	488,178
	Par	Value
Government National Mortgage Association, Series 2021-135
2.00%, 08/20/51	$3,190,808	$2,677,367
Government National Mortgage Association, Series 2025-1
5.00%, 01/20/55	667,138	667,372
Government National Mortgage Association, Series 2025-204
(Floating, U.S. 30-Day Average SOFR + 0.95%), 4.89%, 12/20/55†	500,000	500,864
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.21%, 01/25/37†	216,283	202,650
GS Mortgage Securities Corporation Trust, Series 2013-PEMB, Class A
3.55%, 03/05/33 144A † γ	1,355,000	988,134
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A † γ	2,041,030	1,788,773
GS Mortgage-Backed Securities Trust, Series 2025-NQM3, Class A3
(Step to 6.49% on 09/25/29), 5.49%, 11/25/65 144A STEP	849,746	854,955
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.29%, 09/25/35† γ	91,555	87,813
HIT Trust, Series 2022-HI32, Class C
(Floating, CME Term SOFR 1M + 3.74%, 3.74% Floor), 7.49%, 07/15/39 144A †	1,000,000	1,003,062
Houston Galleria Mall Trust, Series 2025-HGLR, Class A
5.46%, 02/05/45 144A † γ	1,100,000	1,143,165
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, CME Term SOFR 1M + 0.83%, 0.72% Floor, 11.00% Cap), 4.57%, 10/25/34†	1,828	1,817
IndyMac ARM Trust, Series 2001-H2, Class A1
6.62%, 01/25/32† γ	2,059	2,016
IRV Trust, Series 2025-200P, Class A
5.29%, 03/14/47 144A † γ	2,800,000	2,883,277
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A
2.29%, 03/05/42 144A	1,900,000	1,789,524
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B
(Floating, CME Term SOFR 1M + 1.36%, 1.11% Floor), 5.11%, 04/15/37 144A †	1,103,648	1,085,715

See Notes to Financial Statements.

	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
5.80%, 10/05/39 144A † γ	$1,350,000	$1,377,310
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A
(Floating, CME Term SOFR 1M + 1.60%, 1.60% Floor), 5.35%, 01/15/42 144A †	400,000	400,460
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B
(Floating, CME Term SOFR 1M + 2.00%, 2.00% Floor), 5.75%, 01/15/42 144A †	300,000	299,446
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-NSLB, Class A
6.23%, 06/05/42 144A	1,700,000	1,780,491
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.87%, 02/25/35† γ	6,598	6,435
JP Morgan Mortgage Trust, Series 2021-12, Class A6
2.50%, 02/25/52 144A † γ	1,323,806	1,252,788
JP Morgan Mortgage Trust, Series 2021-13, Class A6
2.50%, 04/25/52 144A † γ	579,849	547,499
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 05/25/52 144A †	1,678,299	1,568,804
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	779,382	669,261
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A † γ	1,716,045	1,509,265
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A3
3.50%, 09/25/52 144A † γ	1,610,978	1,482,613
JP Morgan Mortgage Trust, Series 2024-1, Class A4
6.00%, 06/25/54 144A	523,833	526,936
JP Morgan Mortgage Trust, Series 2024-VIS2, Class A1
(Step to 6.85% on 08/25/28), 5.85%, 11/25/64 144A STEP	1,254,726	1,270,271
JP Morgan Mortgage Trust, Series 2025-1, Class A4
6.00%, 06/25/55 144A † γ	726,874	738,054
JP Morgan Mortgage Trust, Series 2025-NQM4, Class A1A
(Step to 5.95% on 11/25/29), 4.95%, 03/25/66 144A STEP	3,027,978	3,033,887
JP Morgan Mortgage Trust, Series 2025-NQM5, Class A1A
(Step to 5.88% on 01/25/30), 4.88%, 05/25/65 144A STEP	3,100,000	3,105,148
	Par	Value
JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1A
(Step to 6.49% on 03/25/29), 5.49%, 08/25/55 144A STEP	$1,606,876	$1,621,029
KIND Commercial Mortgage Trust, Series 2024-1, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 5.64%, 08/15/29 144A †	1,000,000	1,002,158
KRE Commercial Mortgage Trust, Series 2025-AIP4, Class A
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 5.05%, 03/15/42 144A †	2,050,000	2,050,028
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	2,300,000	1,829,406
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1
5.75%, 07/25/61 144A STEP	419,087	419,425
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1
(Step to 5.65% on 01/25/26), 4.65%, 11/25/60 144A STEP	842,150	843,424
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	1,600,000	1,611,165
LHOME Mortgage Trust, Series 2024-RTL5, Class A1
(Step to 6.32% on 04/25/27), 5.32%, 09/25/39 144A STEP	850,000	852,253
LHOME Mortgage Trust, Series 2025-RTL3, Class A1
5.24%, 08/25/40 144A STEP	950,000	953,596
LSTAR Securities Investment, Ltd., Series 2024-1, Class A
(Floating, U.S. 30-Day Average SOFR + 4.10%, 3.10% Floor), 7.90%, 01/01/29 144A †	98,751	98,658
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, SONIA Interest Rate + 0.28%), 4.02%, 01/01/61(U) †	305,104	402,739
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, SONIA Interest Rate + 0.72%), 4.46%, 01/01/61(U) †	194,653	260,658
MAD Commercial Mortgage Trust, Series 2025-11MD, Class C
0.00%, 10/15/42 144A † γ	1,050,000	1,061,927
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	3,075,000	2,960,072
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 4.24%, 04/15/47(U) †	219,777	294,767
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
5.80%, 11/21/34† γ	46,937	46,638

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
5.87%, 05/25/34† γ	$24,642	$24,003
Metis Issuer, Series 2025-1, Class A
6.89%, 05/15/55†††	650,000	662,899
MILE Trust, Series 2025-STNE, Class B
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 5.45%, 07/15/30 144A †	500,000	501,161
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.25%, 07/25/59 144A	60,115	59,213
Mill City Mortgage Loan Trust, Series 2019-1, Class M1
3.50%, 10/25/69 144A	479,118	459,105
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	816,750
Mill City Securities, Ltd., Series 2024-RS1, Class A1
(Step to 6.00% on 10/25/27), 3.00%, 11/01/69 144A STEP	616,384	578,913
Mill City Securities, Ltd., Series 2024-RS2, Class A1
(Step to 6.00% on 12/25/27), 3.00%, 08/01/69 144A STEP	415,834	393,664
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.43%, 04/05/42 144A † γ	1,600,000	1,421,694
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5
3.79%, 04/15/55† γ	1,475,000	1,391,676
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class A1A
(Step to 5.91% on 10/25/29), 4.91%, 09/25/70 144A STEP	3,168,605	3,172,505
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM9, Class A2
(Step to 6.22% on 12/25/29), 5.22%, 09/25/70 144A STEP	1,078,608	1,081,236
MortgageIT Trust, Series 2005-4, Class A1
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 11.50% Cap), 4.41%, 10/25/35†	29,508	29,630
New Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1
(Step to 6.64% on 09/25/34), 5.64%, 01/25/65 144A STEP	1,106,720	1,122,460
New Residential Mortgage Loan Trust, Series 2025-NQM3, Class A1
0.00%, 05/25/65 144A † γ	341,946	346,015
NLT Trust, Series 2025-NQM1, Class PT
0.00%, 10/25/70 144A † γ	4,841,071	5,113,059
NY Commercial Mortgage Trust, Series 2025-299P, Class C
6.17%, 02/10/35 144A † γ	1,650,000	1,708,380
	Par	Value
NYC Commercial Mortgage Trust, Series 2025-11X, Class A
(Floating, CME Term SOFR 1M + 1.74%), 5.49%, 10/15/37 144A †	$2,800,000	$2,813,663
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.44%, 02/15/42 144A †	1,400,000	1,398,092
NYC Trust, Series 2025-77C, Class A
0.00%, 01/10/38 144A † γ	2,300,000	2,314,649
NYMT Loan Trust, Series 2024-BPL2, Class A1
(Step to 7.51% on 12/25/26), 6.51%, 05/25/39 144A STEP	1,000,000	1,009,744
NYMT Loan Trust, Series 2025-CP1, Class A1
3.75%, 11/25/69 144A † γ	1,428,994	1,381,818
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 4.96%, 11/15/38 144A †	2,300,000	2,298,281
OBX Trust, Series 2018-1, Class A2
(Floating, CME Term SOFR 1M + 0.76%), 4.50%, 06/25/57 144A †	444,565	436,310
OBX Trust, Series 2022-NQM7, Class A3
(Step to 5.68% on 02/25/26), 5.70%, 08/25/62 144A STEP	1,374,310	1,373,281
OBX Trust, Series 2023-NQM1, Class A3
6.50%, 11/25/62 144A † γ	279,178	278,418
OBX Trust, Series 2024-NQM10, Class A2
(Step to 7.33% on 07/25/28), 6.33%, 05/25/64 144A STEP	1,112,680	1,124,947
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 02/25/28), 5.88%, 12/25/63 144A STEP	1,128,922	1,137,229
OBX Trust, Series 2024-NQM3, Class A3
(Step to 7.43% on 03/25/28), 6.43%, 12/25/63 144A STEP	571,747	577,444
OBX Trust, Series 2024-NQM4, Class A2
(Step to 7.22% on 03/25/28), 6.22%, 01/25/64 144A STEP	564,714	569,065
OBX Trust, Series 2024-NQM5, Class A2
(Step to 7.29% on 04/25/28), 6.29%, 03/25/28 144A STEP	280,538	283,088
OBX Trust, Series 2024-NQM6, Class A3
(Step to 7.85% on 05/25/28), 6.85%, 02/25/64 144A STEP	214,767	217,734
OBX Trust, Series 2024-NQM8, Class A1
(Step to 7.23% on 06/25/28), 6.23%, 05/25/64 144A STEP	1,235,001	1,250,506

See Notes to Financial Statements.

	Par	Value
OBX Trust, Series 2024-NQM8, Class A3
(Step to 7.59% on 06/25/28), 6.59%, 05/25/64 144A STEP	$154,376	$156,074
OBX Trust, Series 2024-NQM9, Class A2
(Step to 7.46% on 07/25/28), 6.28%, 01/25/64 144A STEP	821,803	830,705
OBX Trust, Series 2024-NQM9, Class A3
(Step to 7.66% on 07/25/28), 6.44%, 01/25/64 144A STEP	821,803	830,827
OBX Trust, Series 2025-NQM10, Class A3
(Step to 6.71% on 06/25/29), 5.71%, 05/25/65 144A STEP	861,079	866,374
OBX Trust, Series 2025-NQM13, Class A1A
(Step to 6.44% on 08/25/29), 5.44%, 05/25/65 144A STEP	1,802,840	1,820,484
OBX Trust, Series 2025-NQM2, Class A2
(Step to 6.75% on 02/25/29), 5.75%, 11/25/64 144A STEP	386,445	389,375
OBX Trust, Series 2025-NQM21, Class A1A
(Step to 5.99% on 12/25/29), 4.99%, 10/25/65 144A STEP	2,947,046	2,957,071
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 4.82%, 01/15/36 144A †	1,725,000	1,692,277
OSAT Trust, Series 2021-RPL1, Class A1
(Step to 3.75% on 01/25/26), 6.12%, 05/25/65 144A STEP	846,476	846,476
PMT Loan Trust, Series 2025-INV7, Class A7
6.00%, 06/25/56 144A † γ	308,821	314,143
PMT Loan Trust, Series 2025-INV8, Class A7
0.00%, 07/25/56 144A † γ	1,609,814	1,636,946
PRET Trust, Series 2024-RPL2, Class A1
4.08%, 06/25/64 144A † γ	610,025	588,934
PRET Trust, Series 2025-RPL5, Class A1
(Step to 4.49% on 11/25/29), 4.15%, 01/25/70 144A STEP	1,054,492	1,038,509
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	2,858,394	2,567,964
Provident Funding Mortgage Trust, Series 2025-1, Class A3
5.50%, 02/25/55 144A	626,520	630,209
Provident Funding Mortgage Trust, Series 2025-4, Class A4
0.00%, 09/25/55 144A	525,635	528,963
PRPM LLC, Series 2024-6, Class A1
(Step to 8.70% on 12/25/27), 5.70%, 11/25/29 144A STEP	434,332	434,829
	Par	Value
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	$1,097,902	$1,099,288
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	1,111,293	1,099,667
PRPM LLC, Series 2024-RPL2, Class A2
(Step to 4.50% on 06/25/28), 3.50%, 05/25/54 144A STEP	1,140,000	1,096,820
PRPM LLC, Series 2025-5, Class A1
(Step to 5.73% on 02/25/26), 5.93%, 07/25/30 144A STEP	384,190	384,787
PRPM LLC, Series 2025-6, Class A1
(Step to 8.77% on 09/25/28), 5.77%, 08/25/28 144A STEP	785,567	787,423
PRPM LLC, Series 2025-RCF1, Class A1
(Step to 5.50% on 03/25/29), 4.50%, 02/25/55 144A STEP	287,287	286,308
PRPM LLC, Series 2025-RCF5, Class A1
(Step to 5.84% on 11/25/29), 4.84%, 10/25/55 144A STEP	268,025	268,473
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 2.26%, 12/15/43(E) †	430,096	499,884
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, SONIA Interest Rate + 0.28%), 4.06%, 12/15/43(U) †	107,524	143,545
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 05/25/27), 5.59%, 10/25/39 144A STEP	1,370,000	1,384,457
ROCK Trust, Series 2024-CNTR, Class A
5.39%, 11/13/41 144A	2,650,000	2,726,516
ROCK Trust, Series 2024-CNTR, Class C
6.47%, 11/13/41 144A	1,050,000	1,093,988
RWC Commercial Mortgage Trust, Series 2025-1, Class AS
5.26%, 06/25/40 144A	650,000	652,165
Saluds Grade Alternative Mortgage Trust, Series 2025-RRTL1, Class A1
(Step to 6.32% on 05/25/28), 5.32%, 10/25/40 144A STEP	900,000	900,919
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 04/25/29), 5.55%, 01/25/65 144A STEP	1,732,700	1,746,252
SCOTT Trust, Series 2023-SFS, Class A
5.91%, 03/10/40 144A	1,905,000	1,956,314
Sequoia Mortgage Trust, Series 2024-5, Class A5
6.00%, 06/25/54 144A † γ	163,292	164,494

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sequoia Mortgage Trust, Series 2025-5, Class A5
5.50%, 06/25/55 144A † γ	$764,543	$767,660
Sequoia Mortgage Trust, Series 2025-6, Class A11
5.50%, 07/25/33 144A † ρ γ	230,359	231,337
Sequoia Mortgage Trust, Series 6, Class A
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.00% Cap), 4.49%, 04/19/27†	14,953	14,834
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	775,000	694,542
Station Place Securitization Trust, Series 2024-SP2, Class A1
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 5.46%, 07/12/26 144A † †††	1,300,000	1,300,000
Station Place Securitization Trust, Series 2025-SP1, Class A1
(Floating, CME Term SOFR 1M + 1.30%), 5.16%, 07/02/26 144A † ††† γ	1,250,000	1,250,000
Station Place Securitization Trust, Series 2025-SP2, Class A1
(Floating, CME Term SOFR 1M + 1.15%), 4.88%, 09/25/26 144A † †††	2,600,000	2,600,000
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.35%, 07/19/35†	21,050	20,494
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 4.99%, 12/15/39 144A †	1,955,000	1,961,328
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.50% Cap), 4.49%, 09/25/43†	1,535	1,535
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
5.64%, 04/25/45† γ	9,438	9,261
Towd Point Mortgage Trust, Series 2024-4, Class A1A
4.43%, 10/27/64 144A † γ	639,103	642,174
Towd Point Mortgage Trust, Series 2024-5, Class A1A
4.52%, 10/25/64 144A † γ	2,124,720	2,135,801
TYSN Mortgage Trust, Series 2023-CRNR, Class A
6.58%, 12/10/33 144A † γ	1,010,000	1,064,457
Uniform Mortgage Backed Securities
4.50%, 01/01/40 TBA	3,620,151	3,625,273
4.50%, 02/01/40 TBA	7,489,849	7,497,227
2.50%, 01/01/52 TBA	31,000,000	26,272,500
	Par	Value
3.00%, 01/01/52 TBA	$10,000,000	$8,865,634
2.00%, 01/01/53 TBA	11,000,000	8,909,545
5.00%, 01/01/53 TBA	35,700,000	35,648,541
5.50%, 01/01/53 TBA	44,000,000	44,649,530
2.00%, 02/01/53 TBA	3,240,000	2,623,633
2.50%, 02/01/53 TBA	33,160,000	28,097,919
3.00%, 02/01/53 TBA	34,330,000	30,411,583
3.50%, 02/01/53 TBA	17,000,000	15,695,508
4.00%, 02/01/53 TBA	56,330,000	53,475,740
5.00%, 02/01/53 TBA	102,699,000	102,442,650
5.50%, 02/01/53 TBA	68,170,000	69,107,094
4.00%, 01/01/54 TBA	6,000,000	5,699,728
4.50%, 01/01/54 TBA	63,200,000	61,783,655
4.50%, 02/01/54 TBA	75,000,000	73,248,898
6.00%, 02/01/54 TBA	7,105,000	7,293,857
6.00%, 03/01/54 TBA	34,600,000	35,522,402
6.50%, 01/01/55 TBA	88,208,964	91,691,153
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 5.00%, 09/25/51 144A †	1,711,902	1,593,132
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A † γ	2,421,762	2,033,295
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 11/25/51 144A †	1,740,641	1,629,398
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A † γ	1,673,807	1,404,273
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A
5.23%, 07/13/44 144A † γ	600,000	608,166
Verus Securitization Trust, Series 2021-7, Class A1
(Step to 2.83% on 02/25/26), 1.83%, 10/25/66 144A STEP	1,542,557	1,420,980
Verus Securitization Trust, Series 2023-7, Class A3
(Step to 7.90% on 11/25/27), 7.42%, 10/25/68 144A STEP	552,611	558,944
Verus Securitization Trust, Series 2024-1, Class A3
(Step to 7.12% on 02/25/28), 6.12%, 01/25/69 144A STEP	504,416	507,030
Verus Securitization Trust, Series 2024-4, Class A1
(Step to 7.22% on 06/25/28), 6.22%, 06/25/69 144A STEP	1,220,321	1,236,968
Verus Securitization Trust, Series 2024-5, Class A1
(Step to 7.19% on 07/25/28), 6.19%, 06/25/69 144A STEP	1,479,274	1,498,213

See Notes to Financial Statements.

	Par	Value
Verus Securitization Trust, Series 2025-1, Class A1A
(Step to 6.62% on 02/25/29), 5.62%, 01/25/70 144A STEP	$2,665,083	$2,692,544
Verus Securitization Trust, Series 2025-2, Class A2
(Step to 6.51% on 04/25/29), 5.51%, 03/25/70 144A STEP	857,641	861,875
Verus Securitization Trust, Series 2025-6, Class A1
(Step to 6.42% on 08/25/29), 5.42%, 07/25/70 144A STEP	4,177,119	4,215,760
Verus Securitization Trust, Series 2025-7, Class A3
0.00%, 08/25/70 144A † γ	965,638	971,057
Verus Securitization Trust, Series 2025-INV1, Class A1
(Step to 6.58% on 03/25/29), 5.55%, 02/25/70 144A STEP	1,234,445	1,248,675
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
5.66%, 02/25/33† γ	1,042	1,028
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.43%, 06/25/42†	1,953	1,850
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor, 10.50% Cap), 4.63%, 01/25/45†	352,586	342,615
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 4.43%, 10/25/45†	191,049	185,970
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.45%, 02/25/37† γ	83,533	74,719
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
4.38%, 02/25/37† γ	53,567	49,706
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 4.79%, 04/25/47†	170,616	157,363
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.39%, 07/25/45†	167,131	163,137
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 4.43%, 07/25/45†	$47,406	$45,761
WB Commercial Mortgage Trust, Series 2024-HQ, Class B
6.42%, 03/15/40 144A † γ	1,900,000	1,908,880
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
6.50%, 12/28/37† γ	99,764	91,777
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	136,766
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	208,782	205,843
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 04/15/54	1,350,000	1,223,253
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A
5.31%, 07/15/35 144A † γ	1,750,000	1,766,053
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class B
5.74%, 07/15/35 144A † γ	1,075,000	1,084,787
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	22,689	20,792
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A
5.35%, 07/15/40 144A † γ	1,425,000	1,467,031
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,528,095
Total Mortgage-Backed Securities (Cost $1,438,473,276)		1,435,767,201
MUNICIPAL BONDS — 0.3%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	755,273
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	210,000	217,108
California Statewide Communities Development Authority, Revenue Bond (AGM Insured)
7.14%, 08/15/47	1,165,000	1,228,531
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series A
6.90%, 12/01/40	615,137	690,529

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series B
6.90%, 12/01/40	$262,338	$294,694
Florida State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	235,000	216,326
Idaho State Housing & Finance Association Single Family Mortgage Revenue Bond, Series D (GNMA, FNMA, FHLMC Insured)
6.01%, 07/01/45	950,000	966,518
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.28%, 02/01/36	1,300,000	1,290,507
Maryland State Economic Development Corporation, Revenue Bond
4.79%, 11/30/29	435,000	443,798
4.83%, 11/30/30	335,000	341,976
4.93%, 11/30/31	400,000	409,407
Metropolitan Transportation Authority, Revenue Bond
5.18%, 11/15/49	65,000	60,091
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	269,023
State of California, General Obligation
7.55%, 04/01/39	410,000	498,095
State of Illinois, General Obligation
5.10%, 06/01/33	353,382	362,328
6.63%, 02/01/35	380,769	402,543
7.35%, 07/01/35	332,143	361,870
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond (AGM Insured)
2.78%, 09/01/34	1,000,000	871,794
Total Municipal Bonds (Cost $9,815,369)		9,680,411

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 1-Day SOFR (Annually); Receive 3.35% (Annually); Interest Rate Swap Maturing 09/23/31 USD, Strike Price $3.35, Expires 09/21/26 (TD)	1	$4,981,000	43,684
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.35% (Annually); Interest Rate Swap Maturing 09/23/31 USD, Strike Price $3.35, Expires 09/21/26 (BNP)	1	$4,981,000	$43,684
Pay 1-Day SOFR (Annually); Receive 3.35% (Annually); Interest Rate Swap Maturing 09/23/31 USD, Strike Price $3.35, Expires 09/21/26 (BAR)	1	4,981,000	43,683
Pay 1-Day SOFR (Annually); Receive 3.35% (Annually); Interest Rate Swap Maturing 09/23/31 USD, Strike Price $3.35, Expires 09/21/26 (MSCS)	1	4,982,000	43,692
Pay 1-Day SONIA (Annually); Receive 3.4% (Annually); Interest Rate Swap Maturing 05/14/28 GBP, Strike Price $3.40, Expires 05/14/26 (BAR)	1	15,860,000	44,467
Pay 6-Month EURIBOR (Semiannually); Receive 1.75% (Annually); Interest Rate Swap Maturing 02/03/28 EUR, Strike Price $1.75, Expires 01/30/26 (BAR)	1	18,480,000	4
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 02/03/28 EUR, Strike Price $2.25, Expires 01/30/26 (BAR)	1	18,480,000	10,303

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 05/04/31 EUR, Strike Price $2.25, Expires 04/29/26 (BNP)	1	$4,360,000	$3,995
			233,512
Call Options — 0.0%
3-Month SOFR Future expiration date 03/27, Strike Price $97.50, Expires 03/12/27 (BOA)	307	74,359,238	105,531
3-Month SOFR Future expiration date 09/26, Strike Price $97.50, Expires 09/11/26 (BOA)	430	104,108,375	75,250
			180,781
Put Options — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.12, Expires 01/13/26 (BOA)	1	4,955,000	18
Euro vs. U.S. Dollar, Strike Price $1.12, Expires 01/14/26 (BOA)	1	4,336,000	25
Euro vs. U.S. Dollar, Strike Price $1.12, Expires 01/14/26 (BOA)	1	4,336,000	24
Euro vs. U.S. Dollar, Strike Price $1.12, Expires 01/16/26 (BOA)	1	8,053,000	80
U.S. Dollar vs. Japanese Yen, Strike Price $123.50, Expires 05/20/26 (JPM)	1	617,000	759
U.S. Dollar vs. Japanese Yen, Strike Price $140.00, Expires 04/01/26 (BOA)	1	2,980,000	2,333
U.S. Dollar vs. South Korean Won, Strike Price $1,419.00, Expires 02/12/26 (BOA)	1	1,600,000	9,748
U.S. Dollar vs. South Korean Won, Strike Price $1,423.00, Expires 02/12/26 (BAR)	1	400,000	2,767
			15,754
	Number of Contracts	Notional Amount	Value
Put Swaptions — 0.0%
Pay 2.18% (Annually); Receive 1-Month IBOR (Annually); Interest Rate Swap Maturing 12/05/34 JPY, Strike Price $2.18, Expires 12/03/29 (CITI)	1	$4,305,070,000	$499,098
Pay 3.302% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/30/27 USD, Strike Price $3.30, Expires 01/28/26 (JPM)	1	20,860,000	24,554
Pay 3.757% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/27 USD, Strike Price $3.76, Expires 09/18/26 (MSCS)	1	122,100,000	61,673
Pay 3.757% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/27 USD, Strike Price $3.76, Expires 09/18/26 (DEUT)	1	142,400,000	71,926
Pay 3.757% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/27 USD, Strike Price $3.76, Expires 09/18/26 (MSCS)	1	700,000	354
			657,605
Total Purchased Options (Premiums paid $1,618,163)			1,087,652

	Par
U.S. TREASURY OBLIGATIONS — 22.4%
U.S. Treasury Bills
3.71%, 02/17/26Ω ‡‡	$44,600,000	44,398,801
0.00%, 03/24/26Δ	111,800,000	110,919,449
3.61%, 03/31/26Ω	395,000	391,614
3.52%, 04/07/26Ω	405,000	401,242
3.47%, 06/11/26Ω	1,365,000	1,343,921
3.43%, 06/18/26Ω	4,293,000	4,223,434
		161,678,461

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
U.S. Treasury Bonds
4.25%, 05/15/39	$4,300,000	$4,226,934
4.38%, 11/15/39	200,000	198,016
1.38%, 11/15/40	32,300,000	21,060,609
1.88%, 02/15/41	31,740,000	22,270,073
4.75%, 02/15/41‡‡	15,900,000	16,242,533
2.25%, 05/15/41	1,700,000	1,255,709
1.75%, 08/15/41	14,800,000	10,031,336
2.00%, 11/15/41	13,140,000	9,211,345
3.13%, 11/15/41	3,580,000	2,972,519
2.38%, 02/15/42	2,800,000	2,069,977
3.25%, 05/15/42	6,900,000	5,777,672
2.75%, 08/15/42	10,430,000	8,085,287
2.75%, 11/15/42	7,050,000	5,440,617
2.88%, 05/15/43	3,200,000	2,494,750
4.75%, 11/15/43	5,960,000	5,983,980
3.63%, 02/15/44	5,700,000	4,913,578
3.38%, 05/15/44‡‡	3,200,000	2,652,125
4.63%, 05/15/44	14,760,000	14,548,978
3.13%, 08/15/44	4,800,000	3,815,625
4.13%, 08/15/44	10,535,000	9,707,838
3.00%, 11/15/44	500,000	388,379
4.75%, 02/15/45	46,310,000	46,257,540
5.00%, 05/15/45	7,550,000	7,781,219
2.88%, 08/15/45	700,000	527,406
4.88%, 08/15/45	2,124,000	2,153,205
4.63%, 11/15/45	4,239,000	4,158,194
3.13%, 05/15/48	3,340,000	2,548,316
3.00%, 08/15/48	11,300,000	8,405,699
3.38%, 11/15/48	3,220,000	2,559,271
3.00%, 02/15/49	4,000,000	2,960,781
2.88%, 05/15/49	9,580,000	6,906,207
2.25%, 08/15/49	5,000,000	3,151,562
2.38%, 11/15/49	3,800,000	2,453,078
1.38%, 08/15/50	4,900,000	2,423,107
1.63%, 11/15/50	9,200,000	4,856,953
1.88%, 11/15/51	3,200,000	1,778,688
4.75%, 11/15/53	1,130,000	1,114,374
4.25%, 08/15/54	13,031,000	11,837,595
4.75%, 05/15/55‡‡	7,470,000	7,375,458
		272,596,533
U.S. Treasury Inflationary Index Bonds
1.50%, 02/15/53	13,334,945	10,459,580
2.38%, 02/15/55	2,707,111	2,582,782
		13,042,362
U.S. Treasury Inflationary Index Notes
1.25%, 04/15/28‡‡	3,172,750	3,169,561
2.13%, 04/15/29	6,930,594	7,100,585
1.63%, 10/15/29	5,419,260	5,491,769
0.63%, 07/15/32	20,569,176	19,376,231
1.13%, 01/15/33	14,938,343	14,392,784
1.38%, 07/15/33	352,919	345,446
	Par	Value
1.75%, 01/15/34	$7,713,399	$7,702,089
1.88%, 07/15/34	8,073,858	8,140,714
2.13%, 01/15/35	12,823,707	13,105,787
1.88%, 07/15/35	13,933,826	13,956,105
		92,781,071
U.S. Treasury Notes
4.63%, 06/15/27	7,640,000	7,763,702
3.75%, 06/30/27	19,490,000	19,568,417
2.75%, 02/15/28	1,400,000	1,379,301
1.25%, 03/31/28‡‡	510,000	485,556
1.13%, 08/31/28	19,910,000	18,711,900
4.63%, 09/30/28‡‡	1,000,000	1,028,711
4.13%, 11/30/29	1,060,000	1,079,171
4.25%, 01/31/30	6,500,000	6,650,059
4.00%, 03/31/30	2,200,000	2,230,035
3.88%, 04/30/30	13,520,000	13,638,300
0.63%, 05/15/30	37,760,000	33,172,013
3.75%, 06/30/30	9,990,000	10,023,950
3.88%, 06/30/30	8,662,000	8,735,086
3.50%, 11/30/30	8,697,000	8,618,863
4.13%, 03/31/31	17,280,000	17,595,562
4.63%, 04/30/31	1,730,000	1,802,984
4.00%, 04/30/32‡‡	10,500,000	10,584,287
3.38%, 05/15/33	2,000,000	1,926,328
3.88%, 08/15/34	11,110,000	10,962,662
4.25%, 11/15/34	6,300,000	6,380,227
4.63%, 02/15/35	1,220,000	1,269,205
4.25%, 05/15/35	28,560,000	28,865,681
4.25%, 08/15/35	17,180,000	17,343,747
		229,815,747
U.S. Treasury Strips
3.27%, 11/15/29Ω	7,660,800	6,644,539
3.26%, 08/15/30Ω	1,540,000	1,294,199
3.27%, 11/15/30Ω	1,540,000	1,280,736
3.92%, 08/15/31Ω	3,810,000	3,064,891
3.72%, 11/15/31Ω	5,260,000	4,184,200
3.26%, 05/15/32Ω	3,306,100	2,569,211
3.21%, 08/15/33Ω	1,540,000	1,127,523
3.68%, 08/15/35Ω	2,900,000	1,921,984
2.22%, 02/15/40Ω ‡‡	2,790,000	1,434,715
2.18%, 08/15/41Ω	1,080,000	508,361
1.97%, 05/15/52Ω ‡‡	40,250,000	10,914,815
		34,945,174
Total U.S. Treasury Obligations (Cost $822,886,489)		804,859,348

	Shares
PREFERRED STOCKS — 0.0%
American National Group, Inc.
7.38%	12,000	300,120
Boeing Co. (The)
6.00% CONV	8,657	597,852

See Notes to Financial Statements.

	Shares	Value
Jackson Financial, Inc.
(Variable, 3.73% - U.S. Treasury Yield Curve Rate CMT 5Y), 0.00%†	6,000	$156,420
NextEra Energy Capital Holdings, Inc.
6.50%, 06/01/85	1,040,000	264,732
Total Preferred Stocks (Cost $1,159,529)		1,319,124
MONEY MARKET FUNDS — 6.2%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø §	59,536,306	59,536,306
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø ∞	164,299,586	164,299,586
Total Money Market Funds (Cost $223,835,892)		223,835,892

	Par
REPURCHASE AGREEMENTS — 10.4%
Citigroup Global Markets, Inc.
3.87% (dated 12/31/25, due 01/02/26, repurchase price $54,011,610, collateralized by U.S. Treasury Bills, 0.000%, due 10/29/26, total market value $55,111,492)	$54,000,000	54,000,000
Deutsche Bank Securities, Inc.
3.84% (dated 12/31/25, due 01/05/26, repurchase price $318,203,520, collateralized by U.S. Treasury Bonds, 4.625%, due 11/15/44, total market value $322,015,996)	318,000,000	318,000,000
Total Repurchase Agreements (Cost $372,000,000)		372,000,000
TOTAL INVESTMENTS — 124.3% (Cost $4,473,939,859)		4,465,690,491

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 02/26, Strike Price $113.50, Expires 01/23/26 (MSCS)	(74)	$(8,320,412)	(8,094)
3-Month SOFR Future expiration date 03/27, Strike Price $98.00, Expires 03/12/27 (BOA)	(307)	(74,359,238)	(55,644)
	Number of Contracts	Notional Amount	Value
3-Month SOFR Future expiration date 09/26, Strike Price $98.00, Expires 09/11/26 (BOA)	(430)	$(104,108,375)	$(43,000)
Euro-Bund, Strike Price $130.50, Expires 01/23/26 (GSM)	(5)	(580,800)	(235)
(106,973)
Call Swaptions — (0.0)%
Pay 2% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 02/03/28 EUR, Strike Price $2.00, Expires 01/30/26 (BAR)	(1)	(36,960,000)	(400)
Pay 2.586% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/04/56 EUR, Strike Price $2.59, Expires 04/29/26 (BNP)	(1)	(1,010,000)	(1,825)
Pay 2.64% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/17/28 USD, Strike Price $2.64, Expires 08/13/26 (MSCS)	(1)	(4,427,500)	(5,880)
Pay 2.64% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/17/28 USD, Strike Price $2.64, Expires 08/13/26 (BNP)	(1)	(4,427,500)	(5,880)
Pay 2.685% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/18/28 USD, Strike Price $2.69, Expires 08/14/26 (TD)	(1)	(5,060,000)	(7,418)

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
Pay 2.685% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/18/28 USD, Strike Price $2.69, Expires 08/14/26 (BNP)	(1)	$(5,060,000)	$(7,418)
Pay 2.71% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/21/28 USD, Strike Price $2.71, Expires 08/19/26 (BNP)	(1)	(3,162,500)	(5,007)
Pay 2.71% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/21/28 USD, Strike Price $2.71, Expires 08/19/26 (BAR)	(1)	(3,162,500)	(5,007)
Pay 2.85% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/23/31 USD, Strike Price $2.85, Expires 09/21/26 (TD)	(1)	(4,981,000)	(15,225)
Pay 2.85% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/23/31 USD, Strike Price $2.85, Expires 09/21/26 (BNP)	(1)	(4,981,000)	(15,225)
Pay 2.85% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/23/31 USD, Strike Price $2.85, Expires 09/21/26 (BAR)	(1)	(4,981,000)	(15,225)
Pay 2.85% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/23/31 USD, Strike Price $2.85, Expires 09/21/26 (MSCS)	(1)	(4,982,000)	(15,228)
Pay 2.852% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/31 USD, Strike Price $2.85, Expires 02/13/26 (BNP)	(1)	(3,162,500)	(377)
	Number of Contracts	Notional Amount	Value
Pay 2.853% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/31 USD, Strike Price $2.85, Expires 02/13/26 (MSCS)	(1)	$(3,162,500)	$(379)
Pay 2.86% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/31 USD, Strike Price $2.86, Expires 02/13/26 (MSCS)	(1)	(3,162,500)	(396)
Pay 2.89% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/24/31 USD, Strike Price $2.89, Expires 02/20/26 (BNP)	(1)	(3,162,500)	(703)
Pay 2.925% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/23/31 USD, Strike Price $2.93, Expires 02/19/26 (BAR)	(1)	(3,162,500)	(810)
Pay 2.929% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/23/31 USD, Strike Price $2.93, Expires 02/19/26 (TD)	(1)	(3,162,500)	(828)
Pay 2.94% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/20/31 USD, Strike Price $2.94, Expires 02/18/26 (BNP)	(1)	(3,162,500)	(839)
Pay 2.94% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/20/31 USD, Strike Price $2.94, Expires 02/18/26 (TD)	(1)	(3,162,500)	(839)

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
Pay 3.5475% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/06/36 USD, Strike Price $3.55, Expires 01/02/26 (GSC)	(1)	$(1,800,000)	$ —
Pay 3.551% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/07/36 USD, Strike Price $3.55, Expires 01/05/26 (BNP)	(1)	(2,800,000)	(3)
Pay 3.5775% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/14/36 USD, Strike Price $3.58, Expires 01/12/26 (GSC)	(1)	(1,300,000)	(160)
Pay 3.622% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/02/36 USD, Strike Price $3.62, Expires 01/29/26 (BNP)	(1)	(600,000)	(789)
Pay 3.625% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/12/36 USD, Strike Price $3.63, Expires 01/08/26 (BNP)	(1)	(2,100,000)	(217)
Pay 3.625% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/12/36 USD, Strike Price $3.63, Expires 01/08/26 (MSCS)	(1)	(1,400,000)	(145)
Pay 3.639% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/14/36 USD, Strike Price $3.64, Expires 01/12/26 (MSCS)	(1)	(1,300,000)	(478)
	Number of Contracts	Notional Amount	Value
Pay 3.6475% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/20/36 USD, Strike Price $3.65, Expires 01/15/26 (GSC)	(1)	$(2,500,000)	$(1,564)
Pay 3.8925% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 05/14/36 GBP, Strike Price $3.89, Expires 05/14/26 (BAR)	(1)	(3,690,000)	(43,600)
(151,865)
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 02/26, Strike Price $111.50, Expires 01/23/26 (MSCS)	(55)	(6,184,090)	(6,875)
10-Year U.S. Treasury Note Future expiration date 02/26, Strike Price $112.00, Expires 01/23/26 (MSCS)	(19)	(2,136,322)	(5,047)
Euro-Bund, Strike Price $127.50, Expires 01/23/26 (GSM)	(5)	(580,800)	(3,526)
U.S. Dollar vs. South Korean Won, Strike Price $1,383.00, Expires 02/12/26 (BOA)	(1)	(1,600,000)	(2,809)
U.S. Dollar vs. South Korean Won, Strike Price $1,385.00, Expires 02/12/26 (BAR)	(1)	(400,000)	(755)
(19,012)
Put Swaptions — (0.0)%
Pay 1-Day SOFR (Annually); Receive 3.64% (Annually); Interest Rate Swap Maturing 08/17/28 USD, Strike Price $3.64, Expires 08/13/26 (BNP)	(1)	(4,427,500)	(7,420)

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.64% (Annually); Interest Rate Swap Maturing 08/17/28 USD, Strike Price $3.64, Expires 08/13/26 (MSCS)	(1)	$(4,427,500)	$(7,420)
Pay 1-Day SOFR (Annually); Receive 3.685% (Annually); Interest Rate Swap Maturing 08/18/28 USD, Strike Price $3.69, Expires 08/14/26 (BNP)	(1)	(5,060,000)	(7,493)
Pay 1-Day SOFR (Annually); Receive 3.685% (Annually); Interest Rate Swap Maturing 08/18/28 USD, Strike Price $3.69, Expires 08/14/26 (TD)	(1)	(5,060,000)	(7,493)
Pay 1-Day SOFR (Annually); Receive 3.71% (Annually); Interest Rate Swap Maturing 08/21/28 USD, Strike Price $3.71, Expires 08/19/26 (BNP)	(1)	(3,162,500)	(4,507)
Pay 1-Day SOFR (Annually); Receive 3.71% (Annually); Interest Rate Swap Maturing 08/21/28 USD, Strike Price $3.71, Expires 08/19/26 (BAR)	(1)	(3,162,500)	(4,507)
Pay 1-Day SOFR (Annually); Receive 3.831% (Annually); Interest Rate Swap Maturing 01/07/36 USD, Strike Price $3.83, Expires 01/05/26 (BNP)	(1)	(2,800,000)	(3,897)
Pay 1-Day SOFR (Annually); Receive 3.8475% (Annually); Interest Rate Swap Maturing 01/06/36 USD, Strike Price $3.85, Expires 01/02/26 (GSC)	(1)	(1,800,000)	(576)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.852% (Annually); Interest Rate Swap Maturing 02/18/31 USD, Strike Price $3.85, Expires 02/13/26 (BNP)	(1)	$(3,162,500)	$(792)
Pay 1-Day SOFR (Annually); Receive 3.853% (Annually); Interest Rate Swap Maturing 02/18/31 USD, Strike Price $3.85, Expires 02/13/26 (MSCS)	(1)	(3,162,500)	(786)
Pay 1-Day SOFR (Annually); Receive 3.86% (Annually); Interest Rate Swap Maturing 02/18/31 USD, Strike Price $3.86, Expires 02/13/26 (MSCS)	(1)	(3,162,500)	(738)
Pay 1-Day SOFR (Annually); Receive 3.8775% (Annually); Interest Rate Swap Maturing 01/14/36 USD, Strike Price $3.88, Expires 01/12/26 (GSC)	(1)	(1,300,000)	(1,861)
Pay 1-Day SOFR (Annually); Receive 3.882% (Annually); Interest Rate Swap Maturing 02/02/36 USD, Strike Price $3.88, Expires 01/29/26 (BNP)	(1)	(600,000)	(1,957)
Pay 1-Day SOFR (Annually); Receive 3.89% (Annually); Interest Rate Swap Maturing 02/24/31 USD, Strike Price $3.89, Expires 02/20/26 (BNP)	(1)	(3,162,500)	(859)
Pay 1-Day SOFR (Annually); Receive 3.919% (Annually); Interest Rate Swap Maturing 01/14/36 USD, Strike Price $3.92, Expires 01/12/26 (MSCS)	(1)	(1,300,000)	(965)

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.925% (Annually); Interest Rate Swap Maturing 01/12/36 USD, Strike Price $3.93, Expires 01/08/26 (BNP)	(1)	$(2,100,000)	$(693)
Pay 1-Day SOFR (Annually); Receive 3.925% (Annually); Interest Rate Swap Maturing 01/12/36 USD, Strike Price $3.93, Expires 01/08/26 (MSCS)	(1)	(1,400,000)	(462)
Pay 1-Day SOFR (Annually); Receive 3.925% (Annually); Interest Rate Swap Maturing 02/23/31 USD, Strike Price $3.93, Expires 02/19/26 (BAR)	(1)	(3,162,500)	(614)
Pay 1-Day SOFR (Annually); Receive 3.9275% (Annually); Interest Rate Swap Maturing 01/20/36 USD, Strike Price $3.93, Expires 01/15/26 (GSC)	(1)	(2,500,000)	(2,309)
Pay 1-Day SOFR (Annually); Receive 3.929% (Annually); Interest Rate Swap Maturing 02/23/31 USD, Strike Price $3.93, Expires 02/19/26 (TD)	(1)	(3,162,500)	(594)
Pay 1-Day SOFR (Annually); Receive 3.94% (Annually); Interest Rate Swap Maturing 02/20/31 USD, Strike Price $3.94, Expires 02/18/26 (BNP)	(1)	(3,162,500)	(508)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.94% (Annually); Interest Rate Swap Maturing 02/20/31 USD, Strike Price $3.94, Expires 02/18/26 (TD)	(1)	$(3,162,500)	$(508)
Pay 1-Month IBOR (Annually); Receive 3.336% (Annually); Interest Rate Swap Maturing 12/05/49 JPY, Strike Price $3.34, Expires 12/03/29 (CITI)	(1)	(1,316,540,000)	(458,310)
(515,269)
Total Written Options (Premiums received $ (1,222,789))			(793,119)

Par
TBA SALE COMMITMENTS — (0.1)%
Uniform Mortgage Backed Securities 3.50%, 02/01/53 TBA	$(100,000)	(92,326)
Government National Mortgage Association 4.00%, 01/01/55 TBA	(1,000,000)	(945,076)
Government National Mortgage Association 3.00%, 01/01/55 TBA	(2,000,000)	(1,801,252)
Government National Mortgage Association 3.50%, 01/01/55 TBA	(2,000,000)	(1,822,835)
Uniform Mortgage Backed Securities 6.00%, 01/01/53 TBA	(1,000,000)	(1,027,167)
Total TBA Sale Commitments (Proceeds $(5,680,879))		(5,688,656)
Liabilities in Excess of Other Assets — (24.2)%		(869,307,647)
NET ASSETS — 100.0%		$3,589,901,069

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	03/2026	34	$4,400,043	$(38,349)
Euro-Bobl	03/2026	6	819,067	(5,771)
Euro-Bund	03/2026	(243)	(36,430,628)	421,873
3-Year Commonwealth Treasury Bond	03/2026	341	23,893,459	(16,094)

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
3-Month CME SOFR	03/2026	116	$27,930,625	$(92,075)
3-Month SONIA SO3	03/2026	234	75,905,903	15,878
10-Year Bond	03/2026	(20)	(1,761,830)	1,693
10-Year U.S. Treasury Note	03/2026	1,394	156,737,875	(352,353)
U.S. Treasury Long Bond	03/2026	291	33,637,781	(313,669)
Ultra 10-Year U.S. Treasury Note	03/2026	(819)	(94,197,797)	625,466
Ultra Long U.S. Treasury Bond	03/2026	795	93,810,000	(1,372,851)
10-Year Japanese Treasury Bond	03/2026	(12)	(10,143,769)	67,898
Long GILT	03/2026	212	26,110,387	115,610
2-Year U.S. Treasury Note	03/2026	857	178,932,227	(48,327)
5-Year U.S. Treasury Note	03/2026	2,718	297,090,141	(421,600)
3-Month CME SOFR	06/2026	116	27,980,650	(63,800)
3-Month SONIA SO3	06/2026	136	44,194,163	39,622
3-Month Euro-Euribor	09/2026	96	27,623,784	8,518
3-Month CME SOFR	09/2026	116	28,040,100	(15,950)
Total Futures Contracts outstanding at December 31, 2025			$904,572,181	$(1,444,281)
Forward Foreign Currency Contracts outstanding at December 31, 2025:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/22/26	U.S. Dollars	5,303,444	Taiwan Dollars	160,367,974	SC	$203,562
04/02/26	U.S. Dollars	13,001,569	Brazilian Reals	72,300,000	GSC	98,062
01/22/26	U.S. Dollars	2,256,821	Taiwan Dollars	68,480,474	CITI	79,064
03/18/26	Swiss Francs	7,943,848	U.S. Dollars	10,039,339	MSCS	72,287
01/29/26	Mexican Pesos	42,157,689	U.S. Dollars	2,270,057	DEUT	64,307
03/18/26	Canadian Dollars	12,494,420	U.S. Dollars	9,070,668	BNP	62,640
01/14/26	British Pounds	1,149,192	U.S. Dollars	1,502,585	BAR	46,440
03/18/26	Canadian Dollars	8,991,162	U.S. Dollars	6,527,000	CITI	45,458
03/18/26	British Pounds	3,509,981	U.S. Dollars	4,699,973	WB	30,336
03/18/26	Canadian Dollars	2,719,049	U.S. Dollars	1,959,000	JPM	28,600
01/08/26	South Korean Won	2,123,907,320	U.S. Dollars	1,445,513	DEUT	28,328
03/18/26	U.S. Dollars	4,290,339	New Zealand Dollars	7,386,845	MSCS	24,929
02/24/26	Mexican Pesos	17,595,000	U.S. Dollars	951,471	BOA	20,438
02/03/26	Mexican Pesos	16,915,656	U.S. Dollars	917,830	MLIB	18,385
01/23/26	Polish Zloty	2,359,469	U.S. Dollars	638,922	JPM	18,202
01/23/26	Polish Zloty	4,271,584	U.S. Dollars	1,172,530	BAR	17,129
03/18/26	Mexican Pesos	14,884,000	U.S. Dollars	803,765	BAR	16,509
01/23/26	Polish Zloty	3,238,297	U.S. Dollars	886,316	GSC	15,567
02/23/26	Mexican Pesos	11,978,000	U.S. Dollars	646,142	HSBC	15,558
01/16/26	Polish Zloty	4,295,967	U.S. Dollars	1,181,093	BNP	15,417
01/22/26	U.S. Dollars	388,618	Taiwan Dollars	11,792,723	BNP	13,596
03/18/26	Euro	1,418,936	U.S. Dollars	1,660,410	JPM	13,178
01/14/26	U.S. Dollars	2,270,878	Japanese Yen	353,230,796	HSBC	12,919
01/23/26	Polish Zloty	2,221,341	U.S. Dollars	606,200	UBS	12,455
01/14/26	U.S. Dollars	2,482,314	Japanese Yen	386,399,232	SC	12,333
01/16/26	Polish Zloty	2,404,014	U.S. Dollars	657,358	BOA	12,206
03/18/26	Euro	1,359,412	U.S. Dollars	1,591,384	MSCS	11,997
03/18/26	Euro	2,799,000	Norwegian Kroner	33,177,947	DEUT	10,803
03/18/26	Australian Dollars	4,901,600	U.S. Dollars	3,261,000	BNP	10,275
03/02/26	Mexican Pesos	6,970,000	U.S. Dollars	375,727	GSC	9,059

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/21/26	Chinese Offshore Yuan	4,735,000	U.S. Dollars	671,693	GSC	$7,993
03/18/26	Euro	4,443,233	U.S. Dollars	5,233,000	UBS	7,649
03/18/26	Canadian Dollars	4,521,289	Euro	2,796,000	BNP	7,230
03/18/26	Swedish Kronor	30,245,983	Norwegian Kroner	33,188,000	MLIB	7,177
01/15/26	U.S. Dollars	5,774,584	Euro	4,904,000	BAR	7,168
01/21/26	Chinese Offshore Yuan	5,837,000	U.S. Dollars	830,930	JPM	6,943
01/16/26	Polish Zloty	982,167	U.S. Dollars	267,287	JPM	6,266
01/15/26	Turkish Lira	7,155,185	U.S. Dollars	158,551	BAR	6,196
03/09/26	Mexican Pesos	9,373,000	U.S. Dollars	511,269	JPM	5,789
02/18/26	Turkish Lira	10,824,268	U.S. Dollars	237,406	GSC	5,635
01/21/26	Chinese Offshore Yuan	3,602,000	U.S. Dollars	511,473	BNP	5,576
01/26/26	South African Rand	5,900,796	U.S. Dollars	350,238	CITI	5,415
02/27/26	Mexican Pesos	3,953,591	U.S. Dollars	212,972	JPM	5,354
01/16/26	Polish Zloty	917,104	U.S. Dollars	250,161	HSBC	5,270
02/27/26	Mexican Pesos	3,917,316	U.S. Dollars	211,093	UBS	5,230
04/15/26	Mexican Pesos	5,641,797	U.S. Dollars	306,021	GSC	3,979
04/10/26	Mexican Pesos	4,650,088	U.S. Dollars	251,824	GSC	3,819
01/30/26	U.S. Dollars	307,855	Indian Rupees	27,406,504	JPM	3,818
01/14/26	U.S. Dollars	521,033	New Zealand Dollars	898,000	JPM	3,688
01/22/26	U.S. Dollars	119,620	Taiwan Dollars	3,647,812	BOA	3,615
01/30/26	Indian Rupees	115,631,280	U.S. Dollars	1,279,175	CITI	3,595
04/15/26	Mexican Pesos	4,396,203	U.S. Dollars	238,180	HSBC	3,378
03/09/26	Mexican Pesos	3,923,569	U.S. Dollars	213,161	HSBC	3,281
01/22/26	South African Rand	4,026,618	U.S. Dollars	239,510	DEUT	3,253
01/16/26	Polish Zloty	680,000	U.S. Dollars	186,235	GSC	3,158
01/26/26	South African Rand	9,796,495	U.S. Dollars	587,582	BNP	2,872
04/13/26	Mexican Pesos	4,289,087	U.S. Dollars	232,890	GSC	2,832
01/20/26	Taiwan Dollars	42,670,589	U.S. Dollars	1,354,717	BNP	2,354
01/28/26	Turkish Lira	3,259,394	U.S. Dollars	72,239	JPM	2,036
04/10/26	Mexican Pesos	2,714,912	U.S. Dollars	147,234	JPM	2,021
01/16/26	Turkish Lira	2,313,380	U.S. Dollars	51,227	BAR	1,996
01/14/26	Turkish Lira	3,350,673	U.S. Dollars	75,282	BAR	1,928
04/09/26	Mexican Pesos	2,682,322	U.S. Dollars	145,715	JPM	1,764
01/08/26	U.S. Dollars	368,034	South Korean Won	528,092,245	JPM	1,576
01/21/26	Thai Baht	3,946,440	U.S. Dollars	123,943	GSC	1,488
01/26/26	South African Rand	4,501,219	U.S. Dollars	270,024	BOA	1,273
04/13/26	Mexican Pesos	1,717,913	U.S. Dollars	93,208	BOA	1,206
01/14/26	U.S. Dollars	367,833	British Pounds	272,000	BNP	1,198
01/15/26	Israeli Shekels	2,117,468	U.S. Dollars	663,700	DEUT	1,188
01/14/26	U.S. Dollars	359,497	New Zealand Dollars	622,000	HSBC	1,158
01/14/26	U.S. Dollars	280,961	New Zealand Dollars	486,000	DEUT	972
01/14/26	U.S. Dollars	161,268	Swiss Francs	127,000	BNP	684
01/14/26	U.S. Dollars	359,594	New Zealand Dollars	623,000	CITI	678
01/21/26	Chinese Offshore Yuan	2,870,000	U.S. Dollars	411,349	CITI	625
01/30/26	Indian Rupees	9,591,043	U.S. Dollars	105,925	HSBC	475
02/19/26	U.S. Dollars	272,229	Israeli Shekels	865,409	CITI	458
01/20/26	Taiwan Dollars	3,359,305	U.S. Dollars	106,425	HSBC	412
01/30/26	Indian Rupees	13,551,077	U.S. Dollars	150,000	BNP	330
01/20/26	Taiwan Dollars	2,519,886	U.S. Dollars	79,819	CITI	322
01/08/26	U.S. Dollars	90,000	Taiwan Dollars	2,820,183	BNP	270
03/18/26	U.S. Dollars	20,953	Taiwan Dollars	650,716	BNP	268
03/18/26	U.S. Dollars	22,724	Taiwan Dollars	707,285	CITI	241
01/14/26	U.S. Dollars	49,017	Japanese Yen	7,631,937	MSCS	231
01/20/26	Taiwan Dollars	2,178,042	U.S. Dollars	69,039	BOA	230
01/30/26	Indian Rupees	8,898,282	U.S. Dollars	98,536	SC	179
03/03/26	U.S. Dollars	15,557	Brazilian Reals	85,585	GSC	156

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/16/26	Polish Zloty	359,000	U.S. Dollars	99,912	CITI	$76
02/02/26	Indian Rupees	13,530,750	U.S. Dollars	150,000	GSC	72
01/15/26	Euro	53,000	U.S. Dollars	62,284	BNP	47
01/22/26	Indonesian Rupiahs	301,681,602	U.S. Dollars	18,041	SC	26
01/22/26	Indonesian Rupiahs	181,375,631	U.S. Dollars	10,843	BNP	19
01/21/26	Thai Baht	5,413	U.S. Dollars	167	CITI	5
02/25/26	Mexican Pesos	1,012	U.S. Dollars	54	HSBC	2
Subtotal Appreciation						$1,204,182
02/02/26	Indian Rupees	16,857,906	U.S. Dollars	187,028	BNP	$(54)
01/30/26	Taiwan Dollars	12,894,619	U.S. Dollars	410,000	BNP	(55)
01/20/26	Euro	102,000	U.S. Dollars	120,077	BAR	(89)
02/02/26	Taiwan Dollars	647,544	U.S. Dollars	20,687	CITI	(101)
01/22/26	Polish Zloty	1,690,097	U.S. Dollars	470,819	UBS	(115)
02/02/26	Taiwan Dollars	874,173	U.S. Dollars	27,928	DEUT	(137)
01/20/26	U.S. Dollars	10,000	Indian Rupees	913,030	BOA	(139)
01/14/26	U.S. Dollars	10,024	Canadian Dollars	13,975	BOA	(165)
01/21/26	U.S. Dollars	6,423	Thai Baht	207,713	CITI	(179)
02/19/26	U.S. Dollars	345,324	Israeli Shekels	1,100,202	BOA	(181)
01/08/26	U.S. Dollars	90,000	Indian Rupees	8,113,027	BNP	(196)
02/02/26	Taiwan Dollars	1,930,791	U.S. Dollars	61,661	BNP	(279)
01/30/26	U.S. Dollars	10,527	Mexican Pesos	195,792	JPM	(313)
02/05/26	Taiwan Dollars	11,836,087	U.S. Dollars	376,608	BNP	(340)
01/21/26	U.S. Dollars	14,464	Thai Baht	468,492	HSBC	(426)
03/18/26	U.S. Dollars	1,558,000	Peruvian Nuevo Soles	5,253,576	CITI	(434)
01/12/26	U.S. Dollars	240,000	Indian Rupees	21,637,607	BNP	(460)
03/18/26	U.S. Dollars	24,543	Swedish Kronor	229,288	RBC	(464)
01/20/26	U.S. Dollars	50,000	Indian Rupees	4,549,669	SC	(521)
01/14/26	U.S. Dollars	336,279	British Pounds	250,000	RBS	(702)
01/20/26	U.S. Dollars	119,277	Euro	102,000	MSCS	(711)
03/18/26	Norwegian Kroner	93,251,832	U.S. Dollars	9,249,342	WB	(801)
01/15/26	U.S. Dollars	150,785	Israeli Shekels	483,658	BAR	(1,084)
02/19/26	U.S. Dollars	663,700	Israeli Shekels	2,116,931	DEUT	(1,097)
02/02/26	Taiwan Dollars	12,542,400	U.S. Dollars	400,000	BOA	(1,265)
01/14/26	U.S. Dollars	557,328	Euro	475,000	BOA	(1,274)
02/19/26	U.S. Dollars	146,479	Israeli Shekels	471,881	BAR	(1,709)
01/14/26	U.S. Dollars	145,161	Swiss Francs	116,379	GSC	(1,993)
01/22/26	U.S. Dollars	241,147	South African Rand	4,034,383	BNP	(2,084)
01/14/26	U.S. Dollars	174,799	Norwegian Kroner	1,783,434	CITI	(2,137)
02/13/26	South Korean Won	527,399,237	U.S. Dollars	368,034	JPM	(2,248)
01/14/26	U.S. Dollars	171,457	Swiss Francs	137,478	BNP	(2,376)
01/22/26	U.S. Dollars	245,434	Israeli Shekels	789,499	DEUT	(2,464)
01/14/26	U.S. Dollars	169,931	Swiss Francs	136,431	UBS	(2,578)
01/14/26	U.S. Dollars	814,083	New Zealand Dollars	1,417,562	CITI	(2,587)
01/15/26	U.S. Dollars	224,261	Israeli Shekels	723,000	BNP	(2,762)
01/12/26	Taiwan Dollars	11,839,163	U.S. Dollars	380,000	BNP	(3,366)
03/18/26	U.S. Dollars	1,306,000	Norwegian Kroner	13,202,400	BNP	(3,389)
01/21/26	U.S. Dollars	120,297	Thai Baht	3,895,831	BOA	(3,525)
01/14/26	U.S. Dollars	173,713	Swedish Kronor	1,635,000	CITI	(4,015)
01/14/26	U.S. Dollars	458,832	Danish Kroner	2,940,000	CITI	(4,146)
01/22/26	Taiwan Dollars	18,814,903	U.S. Dollars	602,655	CITI	(4,320)
03/18/26	U.S. Dollars	1,963,232	Norwegian Kroner	19,839,341	MLIB	(4,397)
01/15/26	U.S. Dollars	364,623	Israeli Shekels	1,178,062	GSC	(5,290)
01/08/26	U.S. Dollars	338,515	South Korean Won	495,541,953	DEUT	(5,356)
01/16/26	U.S. Dollars	330,718	Polish Zloty	1,207,320	CITI	(5,544)
02/19/26	U.S. Dollars	539,964	Israeli Shekels	1,738,630	MSCS	(6,032)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/16/26	U.S. Dollars	330,661	Polish Zloty	1,209,218	BOA	$(6,130)
01/21/26	U.S. Dollars	639,604	Chinese Offshore Yuan	4,500,313	GSC	(6,394)
01/16/26	U.S. Dollars	427,478	Polish Zloty	1,559,567	BNP	(6,892)
01/14/26	U.S. Dollars	593,156	Euro	511,000	BAR	(7,783)
01/30/26	Indian Rupees	58,660,404	U.S. Dollars	658,706	JPM	(7,950)
01/22/26	Taiwan Dollars	33,586,189	U.S. Dollars	1,076,091	BNP	(8,012)
01/08/26	U.S. Dollars	754,843	South Korean Won	1,100,567,555	BOA	(8,873)
01/15/26	U.S. Dollars	330,601	Israeli Shekels	1,081,667	CITI	(9,044)
01/26/26	U.S. Dollars	854,421	Peruvian Nuevo Soles	2,905,204	CITI	(9,049)
03/18/26	U.S. Dollars	1,673,006	Swedish Kronor	15,425,694	BNP	(9,358)
01/14/26	U.S. Dollars	970,517	Swiss Francs	775,000	HSBC	(9,425)
01/14/26	U.S. Dollars	836,112	New Zealand Dollars	1,471,438	BNP	(11,596)
01/21/26	U.S. Dollars	1,273,884	Chinese Offshore Yuan	8,975,825	SC	(14,552)
01/21/26	U.S. Dollars	1,281,586	Chinese Offshore Yuan	9,031,272	BNP	(14,809)
01/16/26	U.S. Dollars	779,627	Polish Zloty	2,857,232	JPM	(16,168)
01/26/26	U.S. Dollars	437,019	South African Rand	7,534,347	GSC	(17,091)
03/18/26	U.S. Dollars	4,636,820	Swiss Francs	3,656,443	JPM	(17,422)
03/18/26	Euro	3,023,261	Swiss Francs	2,816,721	BNP	(19,531)
03/18/26	U.S. Dollars	4,763,480	Australian Dollars	7,167,046	JPM	(19,730)
01/30/26	Indian Rupees	146,033,700	U.S. Dollars	1,639,809	DEUT	(19,767)
01/26/26	U.S. Dollars	473,352	South African Rand	8,199,451	BAR	(20,845)
01/26/26	U.S. Dollars	751,504	South African Rand	12,896,117	JPM	(25,769)
03/18/26	U.S. Dollars	3,271,000	Swedish Kronor	30,236,143	DEUT	(26,627)
01/21/26	U.S. Dollars	2,660,835	Chinese Offshore Yuan	18,739,730	JPM	(29,162)
03/18/26	U.S. Dollars	4,988,647	Canadian Dollars	6,870,578	BNP	(33,683)
01/14/26	U.S. Dollars	1,807,081	Australian Dollars	2,765,311	JPM	(38,499)
03/18/26	U.S. Dollars	8,145,132	Euro	6,939,120	BNP	(39,334)
01/26/26	U.S. Dollars	823,010	South African Rand	14,313,543	UBS	(39,695)
03/18/26	U.S. Dollars	3,334,448	Australian Dollars	5,056,929	MSCS	(40,492)
01/26/26	U.S. Dollars	838,615	South African Rand	14,612,112	DEUT	(42,085)
03/18/26	New Zealand Dollars	6,778,541	U.S. Dollars	3,957,265	JPM	(43,109)
01/15/26	U.S. Dollars	1,984,251	Israeli Shekels	6,459,448	JPM	(44,024)
01/14/26	U.S. Dollars	1,734,219	Australian Dollars	2,667,972	BNP	(46,396)
01/30/26	Indian Rupees	368,557,767	U.S. Dollars	4,138,417	CITI	(49,777)
01/14/26	U.S. Dollars	7,266,729	Singapore Dollars	9,428,748	HSBC	(75,641)
04/02/26	U.S. Dollars	4,347,959	Brazilian Reals	24,800,000	BNP	(78,140)
03/18/26	U.S. Dollars	7,907,416	British Pounds	5,925,559	MSCS	(78,304)
02/25/26	U.S. Dollars	17,565,847	Euro	14,991,838	MSCS	(98,502)
03/03/26	Brazilian Reals	82,608,084	U.S. Dollars	14,976,085	GSC	(111,064)
01/14/26	U.S. Dollars	13,867,404	Euro	11,948,036	HSBC	(183,558)
03/18/26	U.S. Dollars	14,164,768	Canadian Dollars	19,683,815	MSCS	(223,922)
04/02/26	U.S. Dollars	9,270,957	Brazilian Reals	53,400,000	GSC	(259,434)
01/14/26	U.S. Dollars	23,452,030	Canadian Dollars	33,007,044	HSBC	(611,671)
Subtotal Depreciation						$(2,563,209)
Total Forward Foreign Currency Contracts outstanding at December 31, 2025						$(1,359,027)

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Swap Agreements outstanding at December 31, 2025:

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issuers—Sell Protection
Softbank Group Corp. 2.84% 12/14/2029 (Receive Quarterly)	1.00%	6/20/2026	GSC	USD	500,000	$(1,506)	$(4,251)	$2,745
						$(1,506)	$(4,251)	$2,745

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection
Devon Energy Corporation 7.95% due 4/15/32 (Receive Quarterly)	0.22%	1.00%	6/20/2026	USD	2,800,000	$10,970	$(26,054)	$37,024
The Boeing Company, 2.6% due 10/30/25 (Receive Quarterly)	0.22%	1.00%	6/20/2026	USD	2,400,000	9,464	(17,161)	26,625
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.22%	1.00%	6/20/2028	EUR	2,000,000	45,198	(11,393)	56,591
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.39%	1.00%	6/20/2028	USD	1,400,000	20,625	(4,067)	24,692
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.25%	1.00%	12/20/2028	EUR	2,000,000	51,941	(23,988)	75,929
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.42%	1.00%	12/20/2028	USD	300,000	4,970	(746)	5,716
Deutsche Bank AG,Floating Rate due 12/7/2020 (Receive Quarterly)	0.65%	1.00%	6/20/2030	EUR	500,000	8,764	4,222	4,542
Deutsche Bank AG,Floating Rate due 12/20/2030 (Receive Quarterly)	0.48%	1.00%	12/20/2030	EUR	1,700,000	49,224	19,318	29,906
Lloyds Banking Group PLC, 1.984% 12/15/2031 (Receive Quarterly)	0.99%	1.00%	12/20/2030	EUR	1,400,000	915	(2,678)	3,593
Subtotal Appreciation						$202,071	$(62,547)	$264,618
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.05%	1.00%	6/20/2026	USD	2,100,000	$9,918	$11,126	$(1,208)
Goldman Sachs Group, 6.484% 10/24/2029 (Receive Quarterly)	0.25%	1.00%	6/20/2026	USD	300,000	1,134	1,868	(734)
Morgan Stanley, 7.25% due 4/1/2032 (Receive Quarterly)	0.23%	1.00%	6/20/2026	USD	1,150,000	4,490	7,275	(2,785)
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.06%	1.00%	12/20/2026	USD	2,600,000	24,135	29,130	(4,995)
General Motors Co., 4.88% due 10/2/23 (Receive Quarterly)	0.28%	5.00%	12/20/2026	USD	870,000	40,637	175,392	(134,755)
General Motors Co., 4.2% due 10/1/27 (Receive Quarterly)	0.53%	5.00%	6/20/2028	USD	995,000	107,043	119,736	(12,693)
Subtotal Depreciation						$187,357	$344,527	$(157,170)
Net Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection outstanding at December 31, 2025						$389,428	$281,980	$107,448

See Notes to Financial Statements.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.45 Index (Pay Quarterly)	(1.00)%	12/20/2030	USD	14,000,000	$(320,901)	$(321,957)	$1,056
					$(320,901)	$(321,957)	$1,056

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.HY.43 Index (Pay Quarterly)	(5.00)%	12/20/2029	MSCS	USD	1,860,000	$(233,291)	$(199,455)	$(33,836)
						$(233,291)	$(199,455)	$(33,836)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Sell Protection
Markit CMBX.NA.AAA.17 (Receive Monthly)	0.00%	0.50%	12/15/2056	MSCS	USD	4,300,000	$(48,550)	$(58,465)	$9,915
							$(48,550)	$(58,465)	$9,915

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.41 Index (Receive Quarterly)	0.29%	1.00%	12/20/2028	USD	5,960,000	$121,856	$105,160	$16,696
Markit CDX.NA.IG.42 Index (Receive Quarterly)	0.35%	1.00%	6/20/2029	USD	31,949,097	692,257	664,970	27,287
Markit CDX.NA.IG.43 Index (Receive Quarterly)	0.40%	1.00%	12/20/2029	USD	52,625,000	1,188,651	1,051,875	136,776
iTraxx Europe & Crossover Series 44 (Receive Quarterly)	0.51%	1.00%	12/20/2030	EUR	7,760,000	213,169	200,984	12,185
Markit CDX.NA.IG.45 Index (Receive Quarterly)	0.50%	1.00%	12/20/2030	USD	36,000,000	824,270	813,171	11,099
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at December 31, 2025						$3,040,203	$2,836,160	$204,043

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
13.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	22,555,520	$25,160	$13,577	$11,583
1-Day SOFR (Annually)	3.95% (Annually)	1/30/2027	USD	13,500,000	28,043	—	28,043
6-Month EURIBOR (Semiannually)	1.00% (Annually)	5/18/2027	EUR	3,600,000	(53,322)	(163,593)	110,271
1-Day SOFR (Annually)	4.28% (Annually)	6/26/2027	USD	8,000,000	108,851	—	108,851
3.06% (Annually)	1-Day SOFR (Annually)	8/31/2027	USD	91,330,000	103,987	47	103,940
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/15/2027	JPY	12,901,980,000	100,372	9,677	90,695
3.14% (Annually)	1-Day SOFR (Annually)	12/15/2027	USD	35,870,000	68,020	13,181	54,839
0.00% (Annually)	Swiss Average Overnight Rate (Annually)	3/18/2028	CHF	90,640,000	160,007	149,504	10,503
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/18/2028	JPY	37,254,000,000	1,132,807	732,287	400,520
1-Day ESTR (Annually)	1.75% (Annually)	3/18/2028	EUR	66,780,000	(454,107)	(506,577)	52,470
1-Day SONIA (Annually)	3.75% (Annually)	3/18/2028	GBP	146,780,000	1,063,315	691,160	372,155
1-Day SONIA (Annually)	4.00% (Annually)	3/18/2028	GBP	9,020,000	122,891	107,615	15,276
2.25% (Quarterly)	3-Month KWCDC (Quarterly)	3/18/2028	KRW	1,930,030,000	18,608	1,783	16,825
3-Month JIBAR (Quarterly)	6.75% (Quarterly)	3/18/2028	ZAR	165,540,000	82,741	50,083	32,658
4.50% (Semiannually)	1-Day CLP-TNA (Semiannually)	3/18/2028	CLP	2,056,030,000	(2,224)	(3,419)	1,195
5.50% (Semiannually)	1-Day MIBOR (Semiannually)	3/18/2028	INR	807,640,000	15,189	(4,595)	19,784
6-Month BUBOR (Semiannually)	6.00% (Annually)	3/18/2028	HUF	938,730,000	9,001	912	8,089
6-Month NIBOR (Semiannually)	4.00% (Annually)	3/18/2028	NOK	2,429,340,000	(463,742)	(586,046)	122,304
6-Month PRIBOR (Semiannually)	3.75% (Annually)	3/18/2028	CZK	152,740,000	24,180	17,358	6,822
6-Month WIBOR (Semiannually)	3.75% (Annually)	3/18/2028	PLN	26,660,000	34,280	15,340	18,940
7-Day CFETS Repo Rate (Quarterly)	1.50% (Quarterly)	3/18/2028	CNY	23,400,000	652	(3,212)	3,864
8.50% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	3/18/2028	COP	9,743,080,000	117,219	(13,499)	130,718
Bank Of Canada Overnight Repo Rate (Semiannually)	2.75% (Semiannually)	3/18/2028	CAD	1,080,000	3,183	2,863	320
1-Day SOFR (Annually)	3.70% (Annually)	6/9/2028	USD	800,000	4,486	—	4,486
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/10/2028	EUR	340,825,543	185,605	(787,358)	972,963
1-Day SOFR (Annually)	3.60% (Annually)	12/18/2028	USD	13,000,000	94,236	—	94,236
2.05% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	1,400,000	8,736	—	8,736
2.06% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	4,900,000	28,287	—	28,287
3.60% (Annually)	1-Day SOFR (Annually)	6/23/2030	USD	251,870,000	(101,854)	(869,660)	767,806
3.53% (Annually)	1-Day SOFR (Annually)	7/15/2030	USD	16,550,000	(19,251)	(74,734)	55,483
1-Day SONIA (Annually)	3.75% (Annually)	9/17/2030	GBP	14,200,000	78,543	(73,822)	152,365
3.50% (Annually)	1-Day SONIA (Annually)	10/27/2030	GBP	135,530,000	1,037,555	890,624	146,931
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/18/2031	JPY	6,470,000,000	1,102,750	905,986	196,764
1.25% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	3/18/2031	THB	19,520,000	(266)	(1,839)	1,573
1-Day SONIA (Annually)	3.75% (Annually)	3/18/2031	GBP	21,720,000	112,856	71,943	40,913
3-Month JIBAR (Quarterly)	7.25% (Quarterly)	3/18/2031	ZAR	12,060,000	18,576	466	18,110
3-Month New Zealand BBR FRA (Quarterly)	3.50% (Semiannually)	3/18/2031	NZD	49,760,000	(182,060)	(291,444)	109,384
6-Month EURIBOR (Semiannually)	2.25% (Annually)	3/18/2031	EUR	42,670,000	(837,525)	(872,125)	34,600
3.58% (Annually)	1-Day SOFR (Annually)	10/10/2032	USD	52,770,000	391,511	(15,400)	406,911
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2034	CAD	8,200,000	23,366	5,897	17,469
1.30% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/2/2034	JPY	5,408,086,834	1,202,674	725,508	477,166
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2034	USD	28,100,000	(12,881)	(609,717)	596,836
4.00% (Annually)	1-Day SOFR (Annually)	11/27/2035	USD	38,641,145	282,888	(57,904)	340,792

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
0.50% (Annually)	Swiss Average Overnight Rate (Annually)	3/18/2036	CHF	2,280,000	$52,648	$38,401	$14,247
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/18/2036	JPY	8,359,000,000	3,257,171	2,950,205	306,966
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	3/18/2036	NZD	21,660,000	(148,005)	(229,453)	81,448
3-Month STIBOR (Quarterly)	3.00% (Annually)	3/18/2036	SEK	61,550,000	25,302	(35,955)	61,257
4.00% (Annually)	1-Day SOFR (Annually)	3/18/2036	USD	6,860,000	(104,626)	(118,754)	14,128
4.00% (Annually)	6-Month PRIBOR (Semiannually)	3/18/2036	CZK	1,240,000	710	202	508
4.25% (Semiannually)	6-Month ASX BBSW (Semiannually)	3/18/2036	AUD	7,960,000	235,879	233,618	2,261
6-Month BUBOR (Semiannually)	6.50% (Annually)	3/18/2036	HUF	7,630,000	(28)	(46)	18
6-Month WIBOR (Semiannually)	4.50% (Annually)	3/18/2036	PLN	3,840,000	25,646	10,234	15,412
9.25% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	3/18/2036	COP	5,593,090,000	149,217	14,323	134,894
Bank Of Canada Overnight Repo Rate (Semiannually)	3.00% (Semiannually)	3/18/2036	CAD	5,810,000	(72,857)	(87,566)	14,709
3.81% (Annually)	1-Day SOFR (Annually)	8/31/2036	USD	71,180,000	341,385	(664,301)	1,005,686
3.50% (Annually)	1-Day SOFR (Annually)	6/20/2054	USD	9,700,000	1,140,825	(4,872)	1,145,697
4.21% (Annually)	1-Day SOFR (Annually)	5/21/2055	USD	13,850,000	397,158	49,409	347,749
3.85% (Annually)	1-Day SOFR (Annually)	7/17/2055	USD	75,250,000	897,815	22,939	874,876
2.80% (Annually)	6-Month EURIBOR (Semiannually)	8/13/2055	EUR	25,540,000	1,414,165	460,285	953,880
3.83% (Annually)	1-Day SOFR (Annually)	1/30/2056	USD	10,960,000	639,229	290,580	348,649
2.50% (Annually)	6-Month EURIBOR (Semiannually)	3/18/2056	EUR	6,550,000	1,139,219	1,119,968	19,251
2.61% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2056	EUR	23,570,000	3,506,814	1,279,714	2,227,100
3.10% (Annually)	6-Month EURIBOR (Semiannually)	8/15/2056	EUR	3,740,000	136,124	51,915	84,209
2.60% (Annually)	6-Month EURIBOR (Semiannually)	8/16/2075	EUR	10,350,000	123,853	(76,537)	200,390
3.00% (Annually)	6-Month EURIBOR (Semiannually)	3/18/2076	EUR	2,650,000	111,775	111,336	439
Subtotal Appreciation					$18,932,762	$4,886,512	$14,046,250
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.50% (Upon termination)	1/4/2027	BRL	100,993,978	$(911,916)	$—	$(911,916)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.57% (Upon termination)	1/4/2027	BRL	2,651,794	(23,063)	—	(23,063)
1-Day SOFR (Annually)	2.87% (Annually)	7/22/2027	USD	1,700,000	(22,226)	—	(22,226)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.25% (Lunar)	3/15/2028	MXN	203,246,591	(4,935)	(1,818)	(3,117)
2.00% (Annually)	6-Month EURIBOR (Semiannually)	3/18/2028	EUR	7,720,000	53,398	63,639	(10,241)
2.25% (Annually)	6-Month EURIBOR (Semiannually)	3/18/2028	EUR	12,130,000	14,848	22,662	(7,814)
2.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	3/18/2028	CAD	11,770,000	6,866	12,250	(5,384)
3.50% (Annually)	1-Day SOFR (Annually)	3/18/2028	USD	184,560,000	(809,736)	(807,310)	(2,426)
3.50% (Quarterly)	3-Month ASX BBSW (Quarterly)	3/18/2028	AUD	23,960,000	176,126	182,920	(6,794)
Thai Overnight Repurchase Rate (Quarterly)	1.00% (Quarterly)	3/18/2028	THB	130,180,000	(4,324)	(316)	(4,008)
1-Day SOFR (Annually)	3.55% (Annually)	4/25/2028	USD	10,000,000	(331)	—	(331)
3.58% (Annually)	1-Day SOFR (Annually)	6/3/2028	USD	13,000,000	(26,725)	—	(26,725)
1-Day SOFR (Annually)	3.37% (Annually)	6/23/2028	USD	239,270,000	204,311	493,483	(289,172)
1-Day ESTR (Annually)	2.00% (Annually)	9/10/2028	EUR	340,825,543	(1,086,536)	(231,659)	(854,877)
1-Day SOFR (Annually)	3.20% (Annually)	10/7/2028	USD	76,760,000	(101,967)	22,320	(124,287)
1-Day SONIA (Annually)	3.50% (Annually)	10/27/2028	GBP	145,530,000	(151,792)	(142,951)	(8,841)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.25% (Upon termination)	1/2/2029	BRL	10,857,721	(12,746)	(11,608)	(1,138)
6-Month EURIBOR (Semiannually)	2.40% (Annually)	8/11/2029	EUR	63,157,738	(321,644)	(19,347)	(302,297)

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	20,800,000	$(270,776)	$46,270	$(317,046)
13.25% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2030	BRL	7,573,915	13,836	14,956	(1,120)
3.55% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	(3,313)	—	(3,313)
3.58% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	9,200,000	(45,817)	—	(45,817)
3.59% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	20,200,000	(107,294)	—	(107,294)
3.60% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	12,400,000	(71,048)	—	(71,048)
3.62% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,800,000	(12,428)	—	(12,428)
3.66% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,200,000	(10,526)	—	(10,526)
3.68% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	(9,365)	—	(9,365)
3.69% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	6,200,000	(61,778)	—	(61,778)
3.72% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,100,000	(46,945)	—	(46,945)
3.74% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,200,000	(50,937)	—	(50,937)
1-Day SOFR (Annually)	3.26% (Annually)	1/30/2031	USD	39,110,000	(362,518)	(229,101)	(133,417)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.50% (Lunar)	3/12/2031	MXN	35,300,000	(22,507)	15,689	(38,196)
1-Day COP-IBR-OIS (Quarterly)	8.75% (Quarterly)	3/18/2031	COP	1,741,790,000	(36,525)	3,095	(39,620)
6-Month ASX BBSW (Semiannually)	3.75% (Semiannually)	3/18/2031	AUD	40,150,000	(913,387)	(883,383)	(30,004)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	3/18/2031	EUR	1,910,000	(11,343)	8,282	(19,625)
1-Day SOFR (Annually)	3.38% (Annually)	8/31/2031	USD	129,730,000	(739,888)	359,601	(1,099,489)
1-Day SOFR (Annually)	3.47% (Annually)	9/23/2031	USD	14,705,000	(38,125)	(11,222)	(26,903)
3.75% (Annually)	1-Day SOFR (Annually)	5/15/2032	USD	40,800,000	(386,780)	(8,963)	(377,817)
1-Day SOFR (Annually)	3.85% (Annually)	5/21/2032	USD	20,380,000	194,028	384,312	(190,284)
3.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2032	CAD	11,000,000	(284,343)	45,028	(329,371)
2.00% (Annually)	1-Day SOFR (Annually)	12/21/2032	USD	10,100,000	1,010,385	1,040,439	(30,054)
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2033	CAD	1,500,000	(1,505)	5,423	(6,928)
1-Day ESTR (Annually)	2.50% (Annually)	2/15/2035	EUR	9,020,000	(124,055)	(62,776)	(61,279)
3.89% (Annually)	1-Day SOFR (Annually)	3/3/2035	USD	300,000	(2,223)	—	(2,223)
3.87% (Annually)	1-Day SOFR (Annually)	3/5/2035	USD	800,000	(4,747)	—	(4,747)
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	6/18/2035	AUD	21,300,000	(273,009)	358,086	(631,095)
1-Day SOFR (Annually)	4.10% (Annually)	6/24/2035	USD	61,290,000	(79,683)	299,786	(379,469)
1-Day SONIA (Annually)	4.50% (Annually)	10/28/2035	GBP	26,900,000	154,140	206,469	(52,329)
6-Month ASX BBSW (Semiannually)	5.00% (Semiannually)	11/27/2035	AUD	64,185,000	(208,130)	9,587	(217,717)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.00% (Lunar)	3/5/2036	MXN	15,340,000	(13,556)	(7,964)	(5,592)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	3/18/2036	EUR	10,900,000	513,952	516,807	(2,855)
4.00% (Annually)	6-Month NIBOR (Semiannually)	3/18/2036	NOK	97,290,000	110,470	149,733	(39,263)
4.25% (Annually)	1-Day SONIA (Annually)	3/18/2036	GBP	6,850,000	(176,035)	(150,914)	(25,121)
6-Month EURIBOR (Semiannually)	2.75% (Annually)	3/18/2036	EUR	16,900,000	(364,942)	482	(365,424)
8.50% (Quarterly)	3-Month JIBAR (Quarterly)	3/18/2036	ZAR	37,900,000	(172,084)	(123,041)	(49,043)
4.25% (Annually)	1-Day SONIA (Annually)	1/31/2039	GBP	18,870,000	(170,781)	(47,040)	(123,741)
1-Day SOFR (Annually)	4.57% (Annually)	7/16/2040	USD	92,950,000	(436,864)	254,900	(691,764)
1-Day SOFR (Annually)	4.44% (Annually)	10/9/2040	USD	35,470,000	(327,103)	(5,180)	(321,923)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	8,014,974,685	(2,574,477)	(1,859,875)	(714,602)
6-Month EURIBOR (Semiannually)	2.75% (Annually)	3/18/2046	EUR	4,730,000	(422,458)	(409,206)	(13,252)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.00% (Annually)	6/18/2055	JPY	280,000,000	(310,311)	63,706	(374,017)
6-Month EURIBOR (Semiannually)	2.90% (Annually)	8/15/2055	EUR	14,840,000	(312,963)	79,102	(392,065)

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.25% (Annually)	3/18/2056	JPY	766,000,000	$(631,049)	$(593,640)	$(37,409)
1-Day ESTR (Annually)	2.53% (Annually)	3/19/2056	EUR	23,570,000	(2,952,409)	(1,122,158)	(1,830,251)
Subtotal Depreciation					$(14,069,608)	$(2,070,445)	$(11,999,163)
Net Centrally Cleared Interest Rate Swaps outstanding at December 31, 2025					$4,863,154	$2,816,067	$2,047,087

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$24,753,191	$—	$24,753,191	$—
Asset-Backed Securities	391,833,308	—	388,924,854	2,908,454
Corporate Bonds	804,629,227	—	795,960,938	8,668,289
Foreign Bonds
Cayman Islands	2,960,382	—	—	2,960,382
Luxembourg	1,017,933	—	—	1,017,933
United Kingdom	43,340,521	—	42,516,413	824,108
Other^^	280,540,749	—	280,540,749	—
Total Foreign Bonds	327,859,585	—	323,057,162	4,802,423
Loan Agreements	68,065,552	—	64,693,321	3,372,231
Money Market Funds	223,835,892	223,835,892	—	—
Mortgage-Backed Securities	1,435,767,201	—	1,428,854,863	6,912,338
Municipal Bonds	9,680,411	—	9,680,411	—
Preferred Stocks
Utilities	264,732	—	264,732	—
Other^^	1,054,392	1,054,392	—	—
Total Preferred Stocks	1,319,124	1,054,392	264,732	—
Purchased Options:
Call Options	180,781	180,781	—	—
Call Swaptions	233,512	—	233,512	—
Put Options	15,754	—	15,754	—
Put Swaptions	657,605	—	657,605	—
Total Purchased Options	1,087,652	180,781	906,871	—
Repurchase Agreements	372,000,000	—	372,000,000	—
U.S. Treasury Obligations	804,859,348	—	804,859,348	—
Total Assets - Investments in Securities	$4,465,690,491	$225,071,065	$4,213,955,691	$26,663,735
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,204,182	$—	$1,204,182	$—
Futures Contracts	1,296,558	1,296,558	—	—
Swap Agreements	14,528,627	—	14,528,627	—
Total Assets - Other Financial Instruments	$17,029,367	$1,296,558	$15,732,809	$ —

See Notes to Financial Statements.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
TBA Sale Commitments	$(5,688,656)	$—	$(5,688,656)	$—
Written Options:
Call Options	(106,973)	(106,973)	—	—
Call Swaptions	(151,865)	—	(151,865)	—
Put Options	(19,012)	(15,448)	(3,564)	—
Put Swaptions	(515,269)	—	(515,269)	—
Total Written Options	(793,119)	(122,421)	(670,698)	—
Total Liabilities - Investments in Securities	$(6,481,775)	$(122,421)	$(6,359,354)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(2,563,209)	$—	$(2,563,209)	$—
Futures Contracts	(2,740,839)	(2,740,839)	—	—
Swap Agreements	(12,190,169)	—	(12,190,169)	—
Total Liabilities - Other Financial Instruments	$(17,494,217)	$(2,740,839)	$(14,753,378)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the year ended December 31, 2025.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2025.

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
AGENCY OBLIGATION — 0.0%
Tennessee Valley Authority
5.25%, 02/01/55 (Cost $123,169)	$125,000	$124,466
ASSET-BACKED SECURITIES — 3.1%
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	162,142	154,054
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	227,925	231,745
Acrec LLC, Series 2025-FL3, Class A
(Floating, CME Term SOFR 1M + 1.31%), 5.04%, 08/18/42 144A †	1,500,000	1,495,369
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	221,416	226,694
Allegany Park CLO, Ltd., Series 2019-1A, Class BRR
(Floating, CME Term SOFR 3M + 1.50%), 5.38%, 01/20/35 144A †	1,250,000	1,254,354
American Credit Acceptance Receivables Trust, Series 2025-4, Class C
4.83%, 01/13/31 144A	100,000	100,574
Applebee's Funding LLC, Series 2023-1A, Class A2
7.82%, 03/05/53 144A	100,000	101,539
Applebee's Funding LLC, Series 2025-1A, Class A2
6.72%, 06/07/55 144A	310,000	312,869
AREIT, Ltd., Series 2025-CRE10, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.35%, 12/17/29 144A †	600,000	601,781
BHG Securitization Trust, Series 2022-A, Class B
2.70%, 02/20/35 144A	33,313	33,176
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D
7.84%, 08/15/29	125,000	130,840
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D
6.30%, 02/15/30	115,000	118,224
Carmax Select Receivables Trust, Series 2025-B, Class D
5.33%, 07/15/31	200,000	202,323
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	7,458	7,304
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	25,000	24,361
	Par	Value
Cathedral Lake VI, Ltd., Series 2021-6A, Class BR
(Floating, CME Term SOFR 3M + 1.85%), 5.71%, 04/25/34 144A †	$834,376	$835,628
Chesapeake Funding II LLC, Series 2023-1A, Class A1
5.65%, 05/15/35 144A	101,602	102,093
CLIF Holdings LLC, Series 2025-1H, Class A
6.72%, 12/20/50 144A	220,000	219,999
College Ave Student Loans LLC, Series 2024-B, Class A1A
5.69%, 08/25/54 144A	83,148	85,627
College Ave Student Loans LLC, Series 2024-B, Class B
6.08%, 08/25/54 144A	100,000	102,929
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1
5.32%, 05/25/50 144A	85,000	85,951
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2
5.66%, 02/25/50 144A	90,000	91,129
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3
5.85%, 02/25/50 144A	35,000	35,393
CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2
4.65%, 05/20/49 144A	35,000	33,691
DataBank Issuer II LLC, Series 2025-1A, Class A2
5.18%, 09/27/55 144A	160,000	158,051
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	150,000	154,613
Enterprise Fleet Financing LLC, Series 2025-4, Class A2
4.05%, 08/20/28 144A	586,000	587,203
Exeter Automobile Receivables Trust, Series 2023-2A, Class D
6.32%, 08/15/29	40,000	40,814
Exeter Automobile Receivables Trust, Series 2023-3A, Class D
6.68%, 04/16/29	20,000	20,477
Exeter Automobile Receivables Trust, Series 2023-5A, Class D
7.13%, 02/15/30	100,000	103,331
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 05/15/31	110,000	111,763
FHF Issuer Trust, Series 2025-1A, Class A2
4.92%, 02/15/31 144A	114,794	114,538
FHF Issuer Trust, Series 2025-2A, Class A2
5.75%, 05/15/30 144A	180,000	180,304

See Notes to Financial Statements.

	Par	Value
First Investors Auto Owner Trust, Series 2025-1A, Class D
5.22%, 12/15/33 144A	$100,000	$100,649
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	30,907	30,483
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	50,000	48,925
Ford Credit Auto Lease Trust, Series 2023-B, Class D
6.97%, 06/15/28	25,000	25,198
Foundation Finance Trust, Series 2025-1A, Class B
5.26%, 04/15/50 144A	97,482	98,621
Foundation Finance Trust, Series 2025-1A, Class D
6.09%, 04/15/50 144A	97,482	97,681
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	190,000	191,800
Frontier Issuer LLC, Series 2023-1, Class C
11.50%, 08/20/53 144A	50,000	51,492
Frontier Issuer LLC, Series 2024-1, Class C
11.16%, 06/20/54 144A	100,000	111,631
GGAM Master Trust International, Ltd., Series 2025-1A, Class A
5.92%, 09/30/60 144A	250,000	252,537
GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1
6.28%, 02/25/55 144A STEP	129,477	129,798
GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1
5.42%, 12/25/55 144A STEP	165,000	165,000
Global SC Finance X, Ltd., Series 2025-1H, Class A
6.17%, 09/20/45 144A	163,924	164,360
GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D
6.31%, 03/15/29 144A	30,000	30,700
GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D
6.19%, 02/15/30 144A	30,000	30,780
GLS Auto Receivables Issuer Trust, Series 2025-4A, Class D
5.13%, 08/15/31 144A	100,000	100,710
GLS Auto Select Receivables Trust, Series 2024-2A, Class C
5.93%, 06/17/30 144A	10,000	10,297
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	22,768	23,093
Hardee's Funding LLC, Series 2024-1A, Class A2
7.25%, 03/20/54 144A	24,562	25,443
Hertz Vehicle Financing III LLC, Series 2025-3A, Class C
6.13%, 12/26/29 144A	105,000	106,828
	Par	Value
Invesco CLO, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 1.68%), 5.56%, 07/20/35 144A †	$1,194,411	$1,199,518
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.52%, 05/20/54 144A †	57,038	57,266
Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A
5.49%, 09/10/31 144A	100,000	100,632
Marlette Funding Trust, Series 2023-4A, Class B
8.15%, 12/15/33 144A	100,000	103,382
Merchants Fleet Funding LLC, Series 2023-1A, Class A
7.21%, 05/20/36 144A	38,031	38,202
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
6.56%, 07/20/29 144A	100,000	100,567
Mercury Financial Credit Card Master Trust, Series 2025-1A, Class B
6.16%, 12/22/31 144A	100,000	100,029
MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2
5.40%, 08/20/55 144A	75,000	76,185
MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class B
5.59%, 08/20/55 144A	115,000	116,103
MF1 LLC, Series 2025-FL20, Class A
(Floating, CME Term SOFR 1M + 1.45%), 5.18%, 02/18/43 144A †	600,000	600,785
MF1 LLC, Series 2025-FL20, Class AS
(Floating, CME Term SOFR 1M + 1.70%), 5.43%, 08/18/37 144A †	1,800,000	1,801,637
MF1 LLC, Series 2025-FL20, Class B
(Floating, CME Term SOFR 1M + 1.95%), 5.68%, 08/18/37 144A †	705,321	706,542
MF1, Series 2024-FL16, Class C
(Floating, CME Term SOFR 1M + 2.54%, 2.54% Floor), 6.28%, 11/18/39 144A †	825,000	824,889
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	100,000	100,723
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.80%, 05/15/30 144A	100,000	101,185
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	30,311	28,938
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	73,076

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Neuberger Berman Loan Advisers CLO 40, Ltd., Series 2021-40A, Class BR
(Floating, CME Term SOFR 3M + 1.65%), 5.75%, 10/16/37 144A †	$1,250,000	$1,254,031
NYMT Loan Trust, Series 2025-R1, Class A
6.38%, 02/25/30 144A STEP	16,770	16,827
OWN Equipment Fund I LLC, Series 2024-2M, Class A
5.70%, 12/20/32 144A	118,752	120,649
OWN Equipment Fund II LLC, Series 2025-1M, Class A
5.48%, 09/26/33 144A	93,041	93,788
OWN Equipment Fund III LLC, Series 2025-2M, Class A
5.42%, 03/27/34 144A	160,000	161,137
PFP, Ltd., Series 2025-12, Class A
(Floating, CME Term SOFR 1M + 1.49%), 5.22%, 12/18/42 144A †	600,000	599,447
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I
5.77%, 06/05/54 144A	49,375	50,227
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I
5.27%, 12/06/55 144A	70,000	70,532
Prestige Auto Receivables Trust, Series 2022-1A, Class D
8.08%, 08/15/28 144A	80,000	80,737
PRET LLC, Series 2025-NPL3, Class A1
(Step to 9.71% on 05/25/28), 6.71%, 04/25/55 144A STEP	95,091	95,731
PRET LLC, Series 2025-NPL6, Class A1
(Step to 8.74% on 07/25/28), 5.74%, 06/25/55 144A STEP	92,435	92,862
PRET LLC, Series 2025-NPL8, Class A1
(Step to 8.73% on 08/25/28), 5.73%, 07/25/55 144A STEP	163,539	164,037
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	20,000	19,866
QTS Issuer ABS II LLC, Series 2025-1A, Class B
5.78%, 10/05/55 144A	75,000	72,990
RCO IX Mortgage LLC, Series 2025-2, Class A1
(Step to 9.51% on 05/25/28), 6.51%, 04/25/30 144A STEP	171,796	172,475
RCO IX Mortgage LLC, Series 2025-4, Class A1
(Step to 8.31% on 11/25/28), 5.31%, 10/25/30 144A STEP	201,966	202,205
RCO VIII Mortgage LLC, Series 2025-3, Class A1
(Step to 9.44% on 06/25/28), 6.43%, 05/25/30 144A STEP	77,951	78,181
	Par	Value
Red Oak Funding Master Trust, Series 2025-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 2.00%), 5.98%, 12/20/30 144A †	$100,000	$100,000
Santander Drive Auto Receivables Trust, Series 2024-3, Class D
5.97%, 10/15/31	105,000	108,222
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	100,000	102,408
SF ABS Issuer LLC, Series 2025-1A, Class A2
5.38%, 11/25/55 144A	255,000	250,264
Shentel Issuer LLC, Series 2025-1A, Class A2
5.64%, 12/20/55 144A	130,000	131,621
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, U.S. 90-Day Average SOFR + 0.41%), 4.72%, 03/25/44†	60,735	59,343
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, CME Term SOFR 1M + 0.84%), 4.59%, 01/15/53 144A †	46,279	45,873
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	88,300
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	227,700	231,044
Sunnova Helios X Issuer LLC, Series 2022-C, Class C
6.00%, 11/22/49 144A	85,319	31,628
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	61,333	57,816
TMCL VII Holdings, Ltd., Series 2025-1H, Class A
6.43%, 07/23/50 144A	148,646	149,600
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1
(Floating, U.S. SOFR + 1.40%, 1.40% Floor), 5.17%, 11/15/27 144A †	200,000	199,999
TRTX Issuer, Ltd., Series 2025-FL7, Class AS
(Floating, 1.70% - CME Term SOFR 1M), 0.00%, 06/18/43 144A †	464,263	464,492
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	130,616	137,121
VCAT LLC, Series 2025-NPL1, Class A1
(Step to 8.88% on 02/25/28), 5.88%, 01/25/55 144A STEP	73,810	74,130

See Notes to Financial Statements.

	Par	Value
VCAT LLC, Series 2025-NPL3, Class A1
(Step to 8.89% on 03/25/28), 5.89%, 02/25/55 144A STEP	$127,455	$127,850
Westlake Automobile Receivables Trust, Series 2023-4A, Class D
7.19%, 07/16/29 144A	100,000	103,447
Wingstop Funding LLC, Series 2024-1A, Class A2
5.86%, 12/05/54 144A	100,000	103,008
Zayo Issuer LLC, Series 2025-3A, Class A2
5.57%, 10/20/55 144A	180,000	180,390
Total Asset-Backed Securities (Cost $22,064,191)		22,076,704
CORPORATE BONDS — 23.1%
Accenture Capital, Inc.
4.25%, 10/04/31	150,000	150,403
4.50%, 10/04/34	101,000	99,870
Acrisure LLC
7.50%, 11/06/30 144A	70,000	73,156
6.75%, 07/01/32 144A	450,000	466,636
Acushnet Co.
5.63%, 12/01/33 144A	30,000	30,412
Advanced Energy Industries, Inc.
2.50%, 09/15/28 CONV	18,000	29,556
AECOM
6.00%, 08/01/33 144A	850,000	871,616
AEP Transmission Co. LLC
5.38%, 06/15/35	221,000	229,044
Air Lease Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ ^	120,000	119,220
Albertsons Cos., Inc.
6.25%, 03/15/33 144A	30,000	30,875
5.75%, 03/31/34 144A Δ	20,000	20,106
Alliant Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 5.75%, 04/01/56^	200,000	199,925
Alliant Holdings Intermediate LLC
6.75%, 04/15/28 144A	31,000	31,704
7.00%, 01/15/31 144A	28,000	29,069
6.50%, 10/01/31 144A	90,000	92,919
Allied Universal Holdco LLC
7.88%, 02/15/31 144A	300,000	316,342
Allison Transmission, Inc.
3.75%, 01/30/31 144A	75,000	70,673
5.88%, 12/01/33 144A	30,000	30,505
Ally Financial, Inc.
(Variable, U.S. SOFR Index + 1.73%), 5.54%, 01/17/31Δ ^	270,000	276,577
Alphabet, Inc.
3.13%, 11/06/34(E)	240,000	275,289
4.70%, 11/15/35	120,000	120,312
3.38%, 05/06/37(E)	200,000	228,395
5.35%, 11/15/45	165,000	164,572
4.00%, 05/06/54(E)	102,000	111,353
	Par	Value
4.38%, 11/06/64(E)	$200,000	$224,606
5.70%, 11/15/75	80,000	79,127
Amentum Holdings, Inc.
7.25%, 08/01/32 144A	440,000	464,035
American Airlines, Inc.
5.75%, 04/20/29 144A	40,000	40,755
American Axle & Manufacturing, Inc.
7.75%, 10/15/33 144A	400,000	407,829
American Electric Power Co., Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54^	335,000	352,191
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.94%), 6.05%, 03/15/56^	160,000	157,282
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	17,916
American International Group, Inc.
4.85%, 05/07/30	520,000	533,658
5.13%, 03/27/33	222,000	229,006
American Tower Corporation REIT
0.50%, 01/15/28(E)	400,000	450,663
3.63%, 05/30/32(E)	343,000	406,177
5.90%, 11/15/33	600,000	642,293
American Transmission Systems, Inc.
2.65%, 01/15/32 144A	255,000	230,217
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/33 144A	300,000	316,754
Amrize Finance U.S. LLC
5.40%, 04/07/35Δ	70,000	72,407
Amsted Industries, Inc.
6.38%, 03/15/33 144A	850,000	878,835
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 07/15/33 144A	300,000	306,351
Antares Holdings LP
3.75%, 07/15/27 144A	505,000	494,145
Antero Midstream Partners LP
6.63%, 02/01/32 144A	50,000	51,783
Aon North America, Inc.
5.75%, 03/01/54	140,000	139,956
AppLovin Corporation
5.13%, 12/01/29	100,000	102,705
5.38%, 12/01/31	45,000	46,746
5.50%, 12/01/34Δ	620,000	638,371
Aramark International Finance S.a.r.l.
4.38%, 04/15/33(E)	100,000	117,793
Ares Capital Corporation
3.20%, 11/15/31	375,000	333,321
Arrow Electronics, Inc.
2.95%, 02/15/32	281,000	251,709
5.88%, 04/10/34Δ	213,000	223,184
Arthur J Gallagher & Co.
5.00%, 02/15/32	20,000	20,485
6.50%, 02/15/34	164,000	181,187
5.45%, 07/15/34	30,000	31,226
5.15%, 02/15/35	55,000	55,735
5.75%, 03/02/53Δ	246,000	242,763

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Ashtead Capital, Inc.
5.95%, 10/15/33 144A	$200,000	$212,016
AT&T, Inc.
5.38%, 08/15/35	250,000	256,908
3.65%, 06/01/51	300,000	211,974
3.50%, 09/15/53	290,000	195,055
AthenaHealth Group, Inc.
6.50%, 02/15/30 144A	40,000	39,914
Athene Holding, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.58%), 6.88%, 06/28/55^	355,000	354,932
Atlassian Corporation
5.50%, 05/15/34	285,000	295,610
Avantor Funding, Inc.
3.88%, 07/15/28(E)	137,000	161,182
4.63%, 07/15/28 144A	55,000	54,744
Aviation Capital Group LLC
6.25%, 04/15/28 144A	55,000	57,191
6.75%, 10/25/28 144A	100,000	106,234
6.38%, 07/15/30 144A	105,000	112,363
4.80%, 10/24/30 144A	200,000	200,419
Avient Corporation
7.13%, 08/01/30 144A	40,000	41,324
Axon Enterprise, Inc.
6.13%, 03/15/30 144A	30,000	31,044
6.25%, 03/15/33 144A	820,000	856,484
Baldwin Insurance Group Holdings LLC
7.13%, 05/15/31 144A	450,000	466,572
Ball Corporation
5.50%, 09/15/33	366,000	373,403
Bank of America Corporation
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	250,000	249,003
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	220,000	225,567
(Variable, U.S. SOFR + 1.32%), 2.69%, 04/22/32^	365,000	335,374
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	135,000	123,684
(Variable, U.S. SOFR + 1.74%), 5.52%, 10/25/35^	30,000	30,797
(Variable, U.S. SOFR + 1.31%), 5.51%, 01/24/36^	85,000	88,922
(Variable, U.S. SOFR + 1.64%), 5.46%, 05/09/36Δ ^	194,000	202,409
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	60,000	52,752
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 3.85%, 03/08/37^	105,000	99,042
Baxter International, Inc.
4.90%, 12/15/30	74,000	74,659
5.65%, 12/15/35	95,000	96,460
Beach Acquisition Bidco LLC
5.25%, 07/15/32(E)	100,000	119,928
	Par	Value
Beach Acquisition Bidco LLC PIK
Cash coupon 10.00% or PIK 10.75%, 07/15/33 144A 1	$400,000	$441,816
Becton, Dickinson and Co.
4.87%, 02/08/29	410,000	418,752
Beignet Investor LLC
6.58%, 05/30/49 144A	677,000	717,930
Belden, Inc.
3.88%, 03/15/28(E)	100,000	117,987
Berkshire Hathaway Energy Co.
5.15%, 11/15/43	66,000	63,680
4.60%, 05/01/53	55,000	46,550
BGC Group, Inc.
6.15%, 04/02/30	110,000	114,130
Blackstone Private Credit Fund
6.00%, 01/29/32Δ	4,000	4,067
Block, Inc.
3.50%, 06/01/31Δ	285,000	268,073
Blue Owl Finance LLC
6.25%, 04/18/34	170,000	175,660
Boeing Co. (The)
6.39%, 05/01/31	155,000	168,408
6.53%, 05/01/34	585,000	648,798
5.71%, 05/01/40	120,000	122,923
5.81%, 05/01/50	1,037,000	1,026,025
6.86%, 05/01/54	440,000	496,656
5.93%, 05/01/60	10,000	9,857
7.01%, 05/01/64	50,000	57,211
Booking Holdings, Inc.
0.50%, 03/08/28(E)	275,000	309,105
3.00%, 11/07/30(E)	280,000	327,292
3.25%, 11/21/32(E)	237,000	275,349
4.13%, 05/09/38(E)	137,000	160,890
4.00%, 03/01/44(E)	100,000	109,124
3.88%, 03/21/45(E)	300,000	320,654
Booz Allen Hamilton, Inc.
5.95%, 04/15/35Δ	289,000	300,136
Boston Gas Co.
5.84%, 01/10/35 144A	392,000	415,998
Boston Properties LP REIT
2.55%, 04/01/32	234,000	204,602
Broadcom, Inc.
4.55%, 02/15/32	541,000	543,434
3.47%, 04/15/34	670,000	612,504
3.14%, 11/15/35 144A	140,000	120,903
Brown & Brown, Inc.
5.25%, 06/23/32	47,000	48,221
5.55%, 06/23/35	40,000	41,203
6.25%, 06/23/55	63,000	65,829
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 144A Δ	300,000	306,482
Burlington Northern Santa Fe LLC
5.50%, 03/15/55	375,000	371,918

See Notes to Financial Statements.

	Par	Value
Burlington Stores, Inc.
1.25%, 12/15/27 CONV	$26,000	$38,636
Capital One Financial Corporation
(Variable, U.S. SOFR + 1.99%), 5.88%, 07/26/35^	40,000	42,188
(Variable, U.S. SOFR + 2.04%), 6.18%, 01/30/36^	290,000	303,581
(Variable, U.S. SOFR + 1.63%), 5.20%, 09/11/36^	100,000	99,742
Carlyle Group, Inc. (The)
5.05%, 09/19/35	422,000	417,435
Carnival Corporation
4.00%, 08/01/28 144A	95,000	93,649
5.75%, 03/15/30 144A	230,000	236,976
5.75%, 08/01/32 144A	220,000	226,105
6.13%, 02/15/33 144A	245,000	253,113
Carvana Co. PIK
Cash coupon 9.00% or PIK 14.00%, 06/01/31 144A 1	481,500	543,666
CCO Holdings LLC
5.00%, 02/01/28 144A	150,000	148,905
4.50%, 05/01/32Δ	650,000	583,819
CDW LLC
3.25%, 02/15/29	55,000	53,041
3.57%, 12/01/31	210,000	195,937
5.55%, 08/22/34Δ	185,000	188,988
Cencora, Inc.
2.88%, 05/22/28(E)	100,000	118,139
Centene Corporation
3.38%, 02/15/30	50,000	46,090
3.00%, 10/15/30	190,000	170,129
2.50%, 03/01/31	161,000	139,087
CenterPoint Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.70%, 05/15/55^	80,000	82,444
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.22%), 5.95%, 04/01/56^	175,000	176,711
Champ Acquisition Corporation
8.38%, 12/01/31 144A	400,000	433,105
Charles Schwab Corporation (The)
(Variable, U.S. SOFR + 1.23%), 4.91%, 11/14/36^	384,000	382,640
Charter Communications Operating LLC
6.10%, 06/01/29	72,000	75,225
6.65%, 02/01/34	45,000	47,531
6.55%, 06/01/34Δ	105,000	110,693
6.38%, 10/23/35	228,000	235,777
4.80%, 03/01/50	655,000	494,247
6.70%, 12/01/55Δ	265,000	255,080
3.95%, 06/30/62	95,000	57,376
Chemours Co. (The)
5.75%, 11/15/28 144A	30,000	29,200
4.63%, 11/15/29 144A Δ	350,000	316,803
Cheniere Energy Partners LP
4.50%, 10/01/29	20,000	20,056
4.00%, 03/01/31	235,000	229,148
	Par	Value
3.25%, 01/31/32	$55,000	$50,764
5.95%, 06/30/33	185,000	196,540
5.55%, 10/30/35 144A	244,000	250,240
Choice Hotels International, Inc.
5.85%, 08/01/34Δ	30,000	30,647
Chord Energy Corporation
6.00%, 10/01/30 144A	117,000	118,765
6.75%, 03/15/33 144A	460,000	475,946
CHS/Community Health Systems, Inc.
5.25%, 05/15/30 144A	450,000	423,414
Cipher Compute LLC
7.13%, 11/15/30 144A Δ	39,000	39,770
Citadel Securities Global Holdings LLC
5.50%, 06/18/30 144A	324,000	333,013
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28^	525,000	520,599
(Variable, Euribor 3M + 0.78%), 2.93%, 10/22/30(E) ^	100,000	116,716
(Variable, U.S. SOFR + 1.83%), 6.02%, 01/24/36^	290,000	304,423
Civitas Resources, Inc.
8.38%, 07/01/28 144A	105,000	108,317
8.63%, 11/01/30 144A	25,000	26,217
8.75%, 07/01/31 144A Δ	450,000	467,393
Cleveland-Cliffs, Inc.
7.00%, 03/15/32 144A	50,000	51,313
Cloud Software Group, Inc.
9.00%, 09/30/29 144A	100,000	104,188
Cloudflare, Inc.
0.00%, 06/15/30 144A CONV »	18,000	19,611
CMS Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 06/01/55^	50,000	51,446
CNX Resources Corporation
7.25%, 03/01/32 144A	400,000	419,198
Columbia Pipelines Operating Co. LLC
6.54%, 11/15/53 144A Δ	260,000	279,363
Comcast Corporation
6.05%, 05/15/55Δ	227,000	225,749
Commercial Metals Co.
5.75%, 11/15/33 144A	64,000	65,479
6.00%, 12/15/35 144A	91,000	93,440
CommScope LLC
9.50%, 12/15/31 144A Δ	20,000	20,218
Commvault Systems, Inc.
0.00%, 09/15/30 144A CONV »	9,000	7,983
Comstock Resources, Inc.
6.75%, 03/01/29 144A	450,000	451,306
ConocoPhillips Co.
5.00%, 01/15/35	145,000	147,340
Continental Resources, Inc.
5.75%, 01/15/31 144A	1,170,000	1,201,431
2.88%, 04/01/32 144A Δ	245,000	213,894

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
ContourGlobal Power Holdings SA
6.75%, 02/28/30 144A Δ	$230,000	$237,443
COPT Defense Properties LP REIT
4.50%, 10/15/30	123,000	122,756
2.75%, 04/15/31Δ	354,000	323,555
Corebridge Financial, Inc.
4.35%, 04/05/42	283,000	243,757
Corebridge Global Funding
4.90%, 08/21/32 144A	283,000	285,244
Cougar JV Subsidiary LLC
8.00%, 05/15/32 144A Δ	30,000	32,184
Cousins Properties LP REIT
5.88%, 10/01/34	196,000	205,433
Credit Acceptance Corporation
6.63%, 03/15/30 144A	550,000	551,693
CRH America Finance, Inc.
5.00%, 02/09/36Δ	280,000	281,629
CSC Holdings LLC
11.25%, 05/15/28 144A Δ	200,000	159,190
4.13%, 12/01/30 144A Δ	600,000	368,479
4.63%, 12/01/30 144A	400,000	143,218
3.38%, 02/15/31 144A Δ	200,000	121,222
Dana Financing Luxembourg S.a.r.l.
3.00%, 07/15/29(E)	100,000	117,550
DCP Midstream Operating LP
5.13%, 05/15/29	20,000	20,479
3.25%, 02/15/32	135,000	124,337
Dealer Tire LLC
8.00%, 02/01/28 144A Δ	300,000	301,613
Delek Logistics Partners LP
7.38%, 06/30/33 144A	500,000	510,568
Dell International LLC
5.10%, 02/15/36	180,000	178,203
Delta Air Lines, Inc.
5.25%, 07/10/30	90,000	92,609
DH Europe Finance II S.a.r.l.
0.45%, 03/18/28(E)	275,000	308,896
Dick's Sporting Goods, Inc.
4.10%, 01/15/52	300,000	220,306
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E)	305,000	345,584
Dillard's, Inc.
7.75%, 07/15/26	450,000	455,976
Directv Financing LLC
8.88%, 02/01/30 144A	164,000	166,185
10.00%, 02/15/31 144A	430,000	439,719
Discovery Communications LLC
3.63%, 05/15/30	5,000	4,609
6.35%, 06/01/40	50,000	41,472
DISH DBS Corporation
7.75%, 07/01/26	95,000	93,904
5.75%, 12/01/28 144A Δ	115,000	112,973
Dominion Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%), 6.63%, 05/15/55^	410,000	422,715
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.01%), 6.20%, 02/15/56^	$165,000	$165,561
DoorDash, Inc.
0.00%, 05/15/30 144A CONV »	22,000	23,034
Dotdash Meredith, Inc.
7.63%, 06/15/32 144A	400,000	364,658
DR Horton, Inc.
5.00%, 10/15/34Δ	85,000	86,196
5.50%, 10/15/35	70,000	73,094
DTE Energy Co.
3.40%, 06/15/29	147,000	143,224
Duke Energy Carolinas LLC
4.95%, 01/15/33Δ	122,000	125,995
Duke Energy Corporation
5.45%, 06/15/34Δ	165,000	172,477
Duke Energy Florida LLC
6.20%, 11/15/53	231,000	249,010
Eagle Materials, Inc.
5.00%, 03/15/36	216,000	212,179
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	256,000	248,735
EchoStar Corporation
10.75%, 11/30/29	1,844,286	2,040,852
EchoStar Corporation PIK
Cash coupon 3.88% or PIK 3.88%, 11/30/30 CONV 1	70,900	236,983
Cash coupon 6.75% or PIK 6.75%, 11/30/30Δ 1	273,005	280,026
Elevance Health, Inc.
4.10%, 05/15/32	25,000	24,358
5.38%, 06/15/34	299,000	309,577
5.20%, 02/15/35Δ	835,000	854,944
4.63%, 05/15/42	150,000	135,858
Eli Lilly & Co.
5.50%, 02/12/55	286,000	288,464
EMRLD Borrower LP
6.75%, 07/15/31 144A	50,000	52,736
Energy Transfer LP
5.75%, 02/15/33	225,000	236,913
6.55%, 12/01/33	280,000	307,527
5.55%, 05/15/34	155,000	159,781
5.60%, 09/01/34	135,000	139,256
5.70%, 04/01/35Δ	175,000	181,566
5.95%, 05/15/54	206,000	196,520
Entegris, Inc.
4.75%, 04/15/29 144A	275,000	276,198
Entergy Mississippi LLC
5.80%, 04/15/55	50,000	50,625
Enterprise Products Operating LLC
5.55%, 02/16/55	80,000	77,853
EOG Resources, Inc.
5.35%, 01/15/36	140,000	144,235
EPR Properties REIT
3.60%, 11/15/31	35,000	32,541

See Notes to Financial Statements.

	Par	Value
Equitable Holdings, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.70%, 03/28/55Δ ^	$415,000	$434,372
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	622,046
Euronet Worldwide, Inc.
0.63%, 10/01/30 144A CONV	31,000	28,346
Evergy, Inc.
4.50%, 12/15/27 CONV	14,000	17,064
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.56%), 6.65%, 06/01/55^	70,000	71,884
Eversource Energy
4.45%, 12/15/30	116,000	115,541
5.50%, 01/01/34	265,000	273,243
Excelerate Energy LP
8.00%, 05/15/30 144A	40,000	42,416
Expedia Group, Inc.
2.95%, 03/15/31	490,000	456,868
5.40%, 02/15/35	395,000	406,094
Extra Space Storage LP REIT
4.95%, 01/15/33Δ	70,000	70,985
Exxon Mobil Corporation
1.41%, 06/26/39(E)	302,000	256,330
Fair Isaac Corporation
6.00%, 05/15/33 144A	1,040,000	1,071,646
FedEx Corporation
4.13%, 07/30/37(E)	100,000	116,637
Ferguson Enterprises, Inc.
5.00%, 10/03/34	286,000	289,329
Fiesta Purchaser, Inc.
9.63%, 09/15/32 144A	300,000	315,155
FirstEnergy Corporation
3.88%, 01/15/31 144A CONV	28,000	30,198
Fiserv, Inc.
4.40%, 07/01/49	253,000	199,656
Flash Compute LLC
7.25%, 12/31/30 144A	108,000	107,247
Florida Power & Light Co.
2.88%, 12/04/51	209,000	133,940
Flowers Foods, Inc.
5.75%, 03/15/35Δ	282,000	283,702
6.20%, 03/15/55	69,000	65,008
Fluor Corporation
1.13%, 08/15/29 CONV	25,000	28,543
Ford Motor Credit Co. LLC
5.80%, 03/08/29Δ	361,000	369,191
Foundry JV Holdco LLC
6.10%, 01/25/36 144A	520,000	545,572
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 144A	400,000	418,244
9.13%, 05/15/31 144A	25,000	26,884
8.38%, 04/01/32 144A Δ	10,000	10,541
7.88%, 04/01/33 144A Δ	85,000	88,265
Freeport-McMoRan, Inc.
4.63%, 08/01/30	5,000	5,042
	Par	Value
Freshpet, Inc.
3.00%, 04/01/28 CONV	$8,000	$9,372
FTAI Aviation Investors LLC
7.88%, 12/01/30 144A	750,000	800,497
Gartner, Inc.
3.63%, 06/15/29 144A	65,000	62,794
3.75%, 10/01/30 144A	10,000	9,477
General Motors Financial Co., Inc.
5.85%, 04/06/30Δ	5,000	5,259
5.45%, 07/15/30Δ	255,000	265,117
Genesis Energy LP
8.25%, 01/15/29	450,000	471,198
Georgia Power Co.
4.95%, 05/17/33	203,000	207,367
Glencore Funding LLC
6.13%, 10/06/28 144A	150,000	157,584
2.50%, 09/01/30 144A	55,000	50,486
6.38%, 10/06/30 144A Δ	180,000	194,046
2.85%, 04/27/31 144A	420,000	388,513
5.70%, 05/08/33 144A Δ	120,000	126,900
6.50%, 10/06/33 144A	740,000	818,953
5.67%, 04/01/35 144A Δ	10,000	10,470
Go Daddy Operating Co. LLC
5.25%, 12/01/27 144A	85,000	85,286
3.50%, 03/01/29 144A	126,000	121,058
Goat Holdco LLC
6.75%, 02/01/32 144A	40,000	41,031
Goldman Sachs Group, Inc. (The)
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	250,000	248,766
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 04/23/29^	345,000	343,208
(Variable, U.S. SOFR + 1.14%), 4.69%, 10/23/30Δ ^	165,000	167,404
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	265,000	241,945
(Variable, U.S. SOFR + 1.41%), 3.10%, 02/24/33^	25,000	23,073
(Variable, U.S. SOFR + 1.42%), 5.02%, 10/23/35^	303,000	305,253
(Variable, U.S. SOFR + 1.33%), 4.94%, 10/21/36^	80,000	79,624
6.75%, 10/01/37	180,000	201,567
Granite Construction, Inc.
3.75%, 05/15/28 CONV	6,000	15,252
Gray Media, Inc.
9.63%, 07/15/32 144A Δ	300,000	312,384
Guidewire Software, Inc.
1.25%, 11/01/29 CONV	37,000	40,774
Hawaiian Electric Co., Inc.
6.00%, 10/01/33 144A	700,000	710,199
HCA, Inc.
4.13%, 06/15/29	70,000	69,837
3.50%, 09/01/30	40,000	38,519
2.38%, 07/15/31	30,000	26,944
5.50%, 06/01/33	210,000	219,018
5.60%, 04/01/34	85,000	88,973

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.45%, 09/15/34	$298,000	$307,413
4.90%, 11/15/35	5,000	4,943
5.13%, 06/15/39	252,000	244,236
5.70%, 11/15/55	151,000	144,577
Helmerich & Payne, Inc.
5.50%, 12/01/34Δ	529,000	522,041
Herc Holdings, Inc.
7.00%, 06/15/30 144A	80,000	84,239
Hercules LLC
6.50%, 06/30/29	130,000	131,080
Hess Midstream Operations LP
4.25%, 02/15/30 144A	145,000	142,349
Highwoods Realty LP REIT
5.35%, 01/15/33	257,000	257,830
Hilcorp Energy I LP
6.00%, 04/15/30 144A	55,000	53,657
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A	155,000	144,005
5.88%, 03/15/33 144A	800,000	826,036
5.50%, 03/31/34 144A	68,000	68,558
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 144A	20,000	18,685
6.63%, 01/15/32 144A	45,000	46,289
Hologic, Inc.
3.25%, 02/15/29 144A	165,000	162,753
Home Depot, Inc. (The)
3.63%, 04/15/52	381,000	279,456
Host Hotels & Resorts LP REIT
5.50%, 04/15/35	180,000	182,597
Howard Midstream Energy Partners LLC
7.38%, 07/15/32 144A	50,000	52,792
Humana, Inc.
5.38%, 04/15/31	119,000	123,169
5.55%, 05/01/35	317,000	324,555
Hyundai Capital America
5.25%, 01/08/27 144A	74,000	74,877
6.38%, 04/08/30 144A	243,000	259,682
4.50%, 09/18/30 144A Δ	85,000	85,115
Icahn Enterprises LP
10.00%, 11/15/29 144A	450,000	450,245
Ingersoll Rand, Inc.
5.70%, 08/14/33	370,000	392,793
Insulet Corporation
6.50%, 04/01/33 144A	800,000	836,968
Intel Corporation
5.15%, 02/21/34Δ	650,000	659,635
5.70%, 02/10/53	167,000	156,483
InterDigital, Inc.
3.50%, 06/01/27 CONV	7,000	28,861
Invitation Homes Operating Partnership LP REIT
4.88%, 02/01/35	40,000	39,679
IQVIA, Inc.
2.25%, 01/15/28(E)	100,000	115,724
	Par	Value
6.25%, 06/01/32 144A	$700,000	$732,318
Iron Mountain, Inc. REIT
5.25%, 07/15/30 144A	145,000	143,359
6.25%, 01/15/33 144A	900,000	908,115
Itron, Inc.
1.38%, 07/15/30 CONV	30,000	30,394
Jane Street Group
6.13%, 11/01/32 144A	900,000	916,484
JBS U.S.A. Holding Lux S.a.r.l.
3.00%, 02/02/29	45,000	43,369
3.75%, 12/01/31	50,000	47,583
3.63%, 01/15/32	779,000	729,894
6.75%, 03/15/34	210,000	232,139
5.50%, 01/15/36 144A	316,000	321,508
6.50%, 12/01/52	112,000	115,576
JBS U.S.A. LUX S.a.r.l.
5.95%, 04/20/35 144A	135,000	142,282
6.38%, 02/25/55 144A	260,000	266,129
Jefferies Financial Group, Inc.
6.25%, 01/15/36	350,000	371,902
6.50%, 01/20/43	260,000	271,433
Jersey Central Power & Light Co.
2.75%, 03/01/32 144A	88,000	79,311
JH North America Holdings, Inc.
5.88%, 01/31/31 144A	239,000	244,303
6.13%, 07/31/32 144A	287,000	294,778
JPMorgan Chase & Co.
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	250,000	290,274
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30^	220,000	229,723
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	615,000	580,836
(Variable, U.S. SOFR + 1.07%), 1.95%, 02/04/32^	370,000	330,521
(Variable, U.S. SOFR + 2.08%), 4.91%, 07/25/33^	25,000	25,528
(Variable, Euribor 3M + 1.05%), 3.59%, 01/23/36(E) ^	417,000	484,012
(Variable, U.S. SOFR + 1.32%), 5.50%, 01/24/36^	548,000	574,272
(Variable, U.S. SOFR + 1.68%), 5.57%, 04/22/36^	145,000	152,585
(Variable, U.S. SOFR + 1.64%), 5.58%, 07/23/36^	90,000	93,321
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	104,000	74,041
KeHE Distributors LLC
9.00%, 02/15/29 144A	400,000	420,380
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	43,734
6.95%, 01/15/38	50,000	56,373
Kinder Morgan, Inc.
5.85%, 06/01/35Δ	205,000	217,495
Kingpin Intermediate Holdings LLC
7.25%, 10/15/32 144A	387,000	366,824

See Notes to Financial Statements.

	Par	Value
Kraft Heinz Foods Co.
4.38%, 06/01/46	$247,000	$204,935
Kroger Co. (The)
5.50%, 09/15/54	329,000	314,889
Kronos International, Inc.
9.50%, 03/15/29(E)	100,000	110,074
L3Harris Technologies, Inc.
5.40%, 01/15/27	35,000	35,522
5.40%, 07/31/33	160,000	166,958
5.35%, 06/01/34	230,000	238,586
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 144A	35,000	35,042
LBM Acquisition LLC
6.25%, 01/15/29 144A Δ	300,000	270,463
LCM Investments Holdings II LLC
8.25%, 08/01/31 144A Δ	30,000	31,749
Leidos, Inc.
4.38%, 05/15/30Δ	370,000	370,103
2.30%, 02/15/31	35,000	31,563
5.75%, 03/15/33	140,000	148,634
Level 3 Financing, Inc.
6.88%, 06/30/33 144A	475,000	486,281
LFS Topco LLC
8.75%, 07/15/30 144A Δ	300,000	302,198
LGI Homes, Inc.
7.00%, 11/15/32 144A Δ	20,000	19,136
Liberty Mutual Group, Inc.
3.88%, 09/26/35(E)	300,000	346,700
LifePoint Health, Inc.
10.00%, 06/01/32 144A	70,000	74,515
LPL Holdings, Inc.
4.00%, 03/15/29 144A	394,000	387,876
5.75%, 06/15/35	161,000	166,118
LSEG U.S. Finance Corporation
5.30%, 03/28/34 144A Δ	290,000	300,149
LXP Industrial Trust REIT
2.70%, 09/15/30	256,000	235,411
LYB International Finance III LLC
5.13%, 01/15/31	50,000	50,256
5.88%, 01/15/36Δ	80,000	79,760
Lyft, Inc.
0.00%, 09/15/30 144A CONV »	16,000	18,128
M&T Bank Corporation
(Variable, U.S. SOFR Index + 1.78%), 4.55%, 08/16/28Δ ^	110,000	110,682
(Variable, U.S. SOFR + 2.26%), 6.08%, 03/13/32^	276,000	294,052
Madison IAQ LLC
5.88%, 06/30/29 144A Δ	60,000	59,685
Magnolia Oil & Gas Operating LLC
6.88%, 12/01/32 144A	450,000	464,841
Manitowoc Co., Inc. (The)
9.25%, 10/01/31 144A Δ	400,000	431,141
Marathon Petroleum Corporation
5.70%, 03/01/35	203,000	209,399
Marriott International, Inc.
2.85%, 04/15/31Δ	324,000	300,926
	Par	Value
5.30%, 05/15/34	$50,000	$51,669
5.50%, 04/15/37	200,000	205,256
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A	25,000	23,904
Mars, Inc.
4.80%, 03/01/30 144A	330,000	337,521
5.20%, 03/01/35 144A	329,000	338,967
5.70%, 05/01/55 144A	270,000	270,268
Marsh & McLennan Cos., Inc.
4.85%, 11/15/31	183,000	188,012
5.00%, 03/15/35	225,000	228,558
5.40%, 03/15/55	196,000	189,668
Marvell Technology, Inc.
5.95%, 09/15/33	270,000	289,393
Masco Corporation
6.50%, 08/15/32	27,000	29,589
Mastercard, Inc.
3.85%, 03/26/50	226,000	178,390
Matador Resources Co.
6.88%, 04/15/28 144A Δ	20,000	20,523
6.50%, 04/15/32 144A	10,000	10,148
Mauser Packaging Solutions Holding Co.
9.25%, 04/15/30 144A Δ	80,000	77,200
Maxam Prill S.a.r.l.
6.00%, 07/15/30(E)	300,000	360,744
McDonald’s Corporation
1.60%, 03/15/31(E)	400,000	436,183
Medline Borrower LP
6.25%, 04/01/29 144A	80,000	82,801
5.25%, 10/01/29 144A	50,000	50,310
Meritage Homes Corporation
5.65%, 03/15/35Δ	325,000	332,871
Meta Platforms, Inc.
4.88%, 11/15/35	230,000	230,168
5.63%, 11/15/55	275,000	264,673
5.75%, 11/15/65	60,000	57,527
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.35%, 03/15/55^	30,000	31,652
Micron Technology, Inc.
5.88%, 09/15/33	274,000	291,575
Microsoft Corporation
2.53%, 06/01/50	152,000	93,417
2.68%, 06/01/60	177,000	102,394
Molina Healthcare, Inc.
4.38%, 06/15/28 144A	55,000	54,129
6.50%, 02/15/31 144A	171,000	175,836
3.88%, 05/15/32 144A	130,000	118,349
Morgan Stanley
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	350,000	328,682
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	501,000	487,326
(Variable, Euribor 3M + 1.32%), 3.52%, 05/22/31(E) ^	500,000	594,434

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Variable, U.S. SOFR + 2.56%), 6.34%, 10/18/33^	$20,000	$21,953
(Variable, U.S. SOFR + 1.87%), 5.25%, 04/21/34^	145,000	149,597
(Variable, U.S. SOFR + 1.88%), 5.42%, 07/21/34^	526,000	548,249
(Variable, U.S. SOFR + 2.05%), 6.63%, 11/01/34^	81,000	90,781
(Variable, U.S. SOFR + 1.73%), 5.47%, 01/18/35^	18,000	18,756
(Variable, Euribor 3M + 1.24%), 3.96%, 03/21/35(E) ^	200,000	238,608
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	840,000	894,479
(Variable, U.S. SOFR + 1.56%), 5.32%, 07/19/35^	90,000	92,875
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	190,000	167,349
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 01/19/38Δ ^	360,000	379,460
Motorola Solutions, Inc.
5.40%, 04/15/34	280,000	289,798
5.55%, 08/15/35Δ	145,000	151,098
MPLX LP
5.00%, 03/01/33	25,000	25,204
4.70%, 04/15/48	95,000	79,389
MPT Operating Partnership LP REIT
7.00%, 02/15/32(E)	100,000	122,536
8.50%, 02/15/32 144A	400,000	427,471
MSCI, Inc.
5.25%, 09/01/35	130,000	131,247
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	671,130
Nabors Industries, Inc.
8.88%, 08/15/31 144A Δ	350,000	339,772
National Grid North America, Inc.
3.92%, 06/03/35(E)	555,000	654,656
Navient Corporation
6.75%, 06/15/26	125,000	126,758
7.88%, 06/15/32	40,000	41,898
NCL Corporation, Ltd.
0.88%, 04/15/30 144A CONV	27,000	30,189
6.75%, 02/01/32 144A	595,000	609,600
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	25,807
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 144A	450,000	451,041
Nestle Finance International, Ltd.
3.50%, 01/14/45(E)	172,000	189,983
NetApp, Inc.
5.50%, 03/17/32	90,000	93,791
5.70%, 03/17/35Δ	85,000	89,398
Netflix, Inc.
3.63%, 05/15/27(E)	100,000	119,338
New Flyer Holdings, Inc.
9.25%, 07/01/30 144A Δ	400,000	431,914
New Home Co., Inc. (The)
8.50%, 11/01/30 144A	450,000	463,996
	Par	Value
Newell Brands, Inc.
6.63%, 05/15/32Δ	$450,000	$437,189
News Corporation
3.88%, 05/15/29 144A	459,000	445,312
NextEra Energy Capital Holdings, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 08/15/55^	35,000	36,151
(Variable, EURIBOR ICE Swap Rate 5Y + 1.90%), 4.50%, 05/15/56(E) ^	300,000	351,772
NiSource, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.04%), 5.75%, 07/15/56Δ ^	100,000	100,808
Nordson Corporation
5.80%, 09/15/33	25,000	26,540
Northern Oil & Gas, Inc.
3.63%, 04/15/29 CONV	10,000	9,673
Northern States Power Co.
5.05%, 05/15/35Δ	213,000	217,596
Northwestern Mutual Life Insurance Co. (The)
6.17%, 05/29/55 144A	388,000	413,544
NRG Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 03/15/28 144A ρ ^	40,000	43,715
6.00%, 01/15/36 144A Δ	800,000	811,015
Nutanix, Inc.
0.50%, 12/15/29	46,000	44,482
nVent Finance S.a.r.l.
5.65%, 05/15/33	240,000	250,829
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.67%, 10/01/50	347,000	214,062
Occidental Petroleum Corporation
6.45%, 09/15/36	280,000	298,647
Olympus Water U.S. Holding Corporation
3.88%, 10/01/28(E)	100,000	116,385
Oncor Electric Delivery Co. LLC
5.35%, 04/01/35 144A	197,000	203,718
OneMain Finance Corporation
7.50%, 05/15/31	800,000	843,544
6.75%, 03/15/32	110,000	113,077
ONEOK, Inc.
6.50%, 09/01/30 144A	10,000	10,735
Oracle Corporation
4.80%, 09/26/32	113,000	109,666
5.20%, 09/26/35Δ	360,000	345,851
4.00%, 07/15/46	131,000	91,327
3.95%, 03/25/51	158,000	104,519
6.00%, 08/03/55	14,000	12,401
5.95%, 09/26/55	164,000	146,027

See Notes to Financial Statements.

	Par	Value
Osaic Holdings, Inc.
6.75%, 08/01/32 144A Δ	$58,000	$60,699
8.00%, 08/01/33 144A	300,000	313,644
Otis Worldwide Corporation
5.13%, 09/04/35	30,000	30,656
Owens Corning
7.00%, 12/01/36	523,000	594,982
Pacific Gas and Electric Co.
4.55%, 07/01/30	200,000	199,384
3.25%, 06/01/31	160,000	149,335
6.40%, 06/15/33	176,000	190,521
5.80%, 05/15/34	280,000	291,427
3.30%, 08/01/40	115,000	87,588
4.95%, 07/01/50	123,019	104,420
6.10%, 10/15/55	175,000	172,744
Park Intermediate Holdings LLC REIT
7.00%, 02/01/30 144A	10,000	10,301
Patrick Industries, Inc.
6.38%, 11/01/32 144A Δ	500,000	513,408
Paychex, Inc.
5.10%, 04/15/30	94,000	96,902
5.35%, 04/15/32	238,000	246,934
5.60%, 04/15/35Δ	70,000	73,444
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	402,907
PennyMac Financial Services, Inc.
6.88%, 02/15/33 144A	920,000	961,080
Permian Resources Operating LLC
6.25%, 02/01/33 144A	70,000	71,847
PG&E Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.88%), 7.38%, 03/15/55^	400,000	416,838
Pilgrim's Pride Corporation
4.25%, 04/15/31	35,000	34,203
3.50%, 03/01/32	343,000	317,724
6.88%, 05/15/34Δ	59,000	65,507
Pinnacle West Capital Corporation
4.75%, 06/15/27 CONV	22,000	23,540
Plains All American Pipeline LP
3.80%, 09/15/30	85,000	82,608
5.70%, 09/15/34	235,000	243,143
5.60%, 01/15/36	178,000	180,568
PLT VII Finance S.a.r.l.
6.00%, 06/15/31(E)	320,000	391,360
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR + 1.33%), 4.90%, 05/13/31^	520,000	532,894
(Variable, U.S. SOFR + 1.90%), 5.68%, 01/22/35^	157,000	165,905
(Variable, U.S. SOFR + 1.39%), 5.58%, 01/29/36^	401,000	419,390
Post Holdings, Inc.
2.50%, 08/15/27 CONV	27,000	29,120
4.50%, 09/15/31 144A	550,000	521,184
PPL Electric Utilities Corporation
5.25%, 05/15/53	321,000	309,925
	Par	Value
Prairie Acquiror LP
9.00%, 08/01/29 144A	$400,000	$417,536
Prestige Brands, Inc.
3.75%, 04/01/31 144A	1,000,000	937,630
Primo Water Holdings, Inc.
3.88%, 10/31/28(E)	100,000	115,546
Provident Funding Associates LP
9.75%, 09/15/29 144A Δ	20,000	21,113
PSEG Power LLC
5.20%, 05/15/30 144A	360,000	368,811
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	940,000	979,061
QXO Building Products, Inc.
6.75%, 04/30/32 144A	50,000	52,261
RAY Financing LLC
6.50%, 07/15/31(E)	130,000	155,986
RB Global Holdings, Inc.
7.75%, 03/15/31 144A	800,000	837,403
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/29 144A	300,000	130,032
Regal Rexnord Corporation
6.30%, 02/15/30	79,000	83,822
6.40%, 04/15/33	306,000	329,755
Rocket Mortgage LLC
2.88%, 10/15/26 144A Δ	135,000	133,123
3.63%, 03/01/29 144A	15,000	14,499
3.63%, 03/01/29	130,000	125,658
3.88%, 03/01/31 144A	570,000	541,673
4.00%, 10/15/33 144A Δ	215,000	199,910
Rockies Express Pipeline LLC
6.75%, 03/15/33 144A	350,000	369,800
6.88%, 04/15/40 144A	400,000	413,755
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/26 144A	10,000	10,001
5.50%, 04/01/28 144A	375,000	382,033
5.63%, 09/30/31 144A	391,000	400,070
6.25%, 03/15/32 144A	50,000	51,788
6.00%, 02/01/33 144A	377,000	387,911
5.38%, 01/15/36	217,000	218,548
Rubrik, Inc.
0.00%, 06/15/30 144A CONV »	36,000	35,442
Sabre GLBL, Inc.
10.75%, 11/15/29 144A	198,000	168,404
10.75%, 03/15/30 144A	252,000	207,144
Sammons Financial Group, Inc.
6.88%, 04/15/34 144A	261,000	286,859
Seagate HDD Cayman
3.50%, 06/01/28 CONV	9,000	30,272
Sempra
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.40%, 10/01/54^	250,000	254,421
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.79%), 6.88%, 10/01/54^	142,000	146,480
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.14%), 6.55%, 04/01/55^	170,000	173,380

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.38%, 04/01/56^	$105,000	$107,410
Sensata Technologies, Inc.
3.75%, 02/15/31 144A Δ	205,000	192,508
Shift4 Payments LLC
5.50%, 05/15/33(E)	100,000	120,585
Silgan Holdings, Inc.
4.25%, 02/15/31(E)	100,000	119,283
Sinclair Television Group, Inc.
8.13%, 02/15/33 144A	300,000	313,536
Six Flags Entertainment Corporation
6.50%, 10/01/28	70,000	68,641
6.63%, 05/01/32 144A	450,000	454,052
SM Energy Co.
6.75%, 08/01/29 144A	90,000	90,711
Snap, Inc.
6.88%, 03/01/33 144A	450,000	466,666
Snowflake, Inc.
0.00%, 10/01/29 CONV »	20,000	30,980
Solstice Advanced Materials, Inc.
5.63%, 09/30/33 144A	106,000	106,998
Southern Co. (The)
5.70%, 03/15/34	370,000	390,476
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	140,000	140,450
(Variable, 2.11% - EUR Swap Rate 5Y), 1.88%, 09/15/81(E) ^	350,000	400,234
Southern Co. Gas Capital Corporation
5.75%, 09/15/33	30,000	31,863
Spire, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.56%), 6.25%, 06/01/56^	437,000	436,035
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.33%), 6.45%, 06/01/56^	105,000	104,948
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV »	10,000	11,375
Sprint Capital Corporation
8.75%, 03/15/32	165,000	199,905
Standard Building Solutions, Inc.
6.25%, 08/01/33 144A	60,000	61,326
Star Holding LLC
8.75%, 08/01/31 144A	60,000	57,792
Starwood Property Trust, Inc.
6.50%, 07/01/30 144A	70,000	73,277
5.75%, 01/15/31 144A	600,000	608,456
Steel Dynamics, Inc.
5.38%, 08/15/34	30,000	31,209
5.25%, 05/15/35	110,000	112,754
Stewart Information Services Corporation
3.60%, 11/15/31	220,000	195,170
Store Capital LLC REIT
4.63%, 03/15/29	200,000	199,641
2.70%, 12/01/31	436,000	386,296
	Par	Value
Stryker Corporation
3.38%, 09/11/32(E)	$140,000	$164,981
5.20%, 02/10/35	244,000	251,205
Sunoco LP
7.25%, 05/01/32 144A	800,000	846,397
Synchrony Financial
(Variable, U.S. SOFR Index + 2.13%), 5.94%, 08/02/30^	90,000	93,889
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	65,000	66,721
Synopsys, Inc.
5.15%, 04/01/35	380,000	387,108
5.70%, 04/01/55Δ	245,000	244,062
Sysco Corporation
6.60%, 04/01/50Δ	37,000	40,845
Talen Energy Supply LLC
6.50%, 02/01/36 144A	30,000	31,041
Tapestry, Inc.
5.50%, 03/11/35Δ	110,000	112,738
Targa Resources Corporation
4.20%, 02/01/33	167,000	160,215
6.13%, 03/15/33	115,000	123,400
6.50%, 03/30/34	320,000	349,923
5.50%, 02/15/35	10,000	10,267
5.55%, 08/15/35	100,000	102,732
4.95%, 04/15/52	205,000	176,096
Targa Resources Partners LP
4.00%, 01/15/32	95,000	90,813
Taylor Morrison Communities, Inc.
5.75%, 11/15/32 144A Δ	185,000	190,460
TD SYNNEX Corporation
6.10%, 04/12/34	435,000	460,609
5.30%, 10/10/35	15,000	14,912
Tenet Healthcare Corporation
6.75%, 05/15/31	60,000	62,462
Textron, Inc.
2.45%, 03/15/31	25,000	22,726
6.10%, 11/15/33	595,000	642,982
The Campbell's Co.
5.40%, 03/21/34Δ	260,000	265,258
Thermo Fisher Scientific, Inc.
4.47%, 10/07/32Δ	301,000	302,452
Time Warner Cable LLC
6.55%, 05/01/37	35,000	35,797
Timken Co. (The)
4.13%, 05/23/34(E)	195,000	231,177
T-Mobile U.S.A., Inc.
3.88%, 04/15/30	194,000	191,016
2.70%, 03/15/32	260,000	234,145
5.05%, 07/15/33	234,000	239,270
5.75%, 01/15/34	648,000	688,759
3.50%, 02/11/37(E)	461,000	519,982
4.50%, 04/15/50	285,000	235,839
TransDigm, Inc.
6.75%, 08/15/28 144A	55,000	56,038
6.88%, 12/15/30 144A	400,000	418,806
6.38%, 05/31/33 144A	530,000	544,192

See Notes to Financial Statements.

	Par	Value
Travel + Leisure Co.
6.63%, 07/31/26 144A	$10,000	$10,104
4.50%, 12/01/29 144A	115,000	112,626
4.63%, 03/01/30 144A	70,000	68,574
Trimble, Inc.
6.10%, 03/15/33	280,000	302,081
TriNet Group, Inc.
3.50%, 03/01/29 144A	160,000	151,843
Trustees of the University of Pennsylvania (The)
2.40%, 10/01/50	545,000	322,737
Tyler Technologies, Inc.
0.25%, 03/15/26 CONV	17,000	17,230
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 144A	400,000	403,466
U.S. Foods, Inc.
5.75%, 04/15/33 144A	30,000	30,585
U.S.A. Compression Partners LP
7.13%, 03/15/29 144A	410,000	424,618
Uber Technologies, Inc.
0.88%, 12/01/28 CONV	30,000	38,985
4.80%, 09/15/34	70,000	70,032
4.80%, 09/15/35Δ	50,000	49,770
5.35%, 09/15/54Δ	155,000	147,951
UGI Corporation
5.00%, 06/01/28 CONV	13,000	18,454
UGI International LLC
2.50%, 12/01/29(E)	200,000	225,578
UKG, Inc.
6.88%, 02/01/31 144A	50,000	51,463
Unilever Capital Corporation
2.88%, 10/31/32(E)	370,000	426,660
3.38%, 05/22/35(E)	350,000	407,311
Union Pacific Corporation
3.25%, 02/05/50	391,000	272,195
United Rentals North America, Inc.
5.38%, 11/15/33 144A	228,000	227,980
6.13%, 03/15/34 144A	255,000	265,945
Uniti Group LP
6.50%, 02/15/29 144A	60,000	57,682
8.63%, 06/15/32 144A Δ	300,000	295,752
Univision Communications, Inc.
8.50%, 07/31/31 144A Δ	400,000	418,104
Utah Acquisition Sub, Inc.
3.13%, 11/22/28(E)	410,000	483,842
Valaris, Ltd.
8.38%, 04/30/30 144A	400,000	416,395
Venture Global Calcasieu Pass LLC
4.13%, 08/15/31 144A	177,000	160,982
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	90,000	93,345
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 09/30/29 144A ρ Δ ^	450,000	355,707
8.38%, 06/01/31 144A Δ	400,000	398,134
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30 144A	74,000	75,425
	Par	Value
7.50%, 05/01/33 144A	$221,000	$238,913
6.50%, 01/15/34 144A	216,000	221,346
6.50%, 06/15/34 144A	5,000	5,114
7.75%, 05/01/35 144A	200,000	218,680
6.75%, 01/15/36 144A	15,000	15,371
Veralto Corporation
4.15%, 09/19/31(E)	188,000	229,598
Veritiv Operating Co.
10.50%, 11/30/30 144A	300,000	322,913
Verizon Communications, Inc.
1.13%, 11/03/28(U)	290,000	360,563
2.36%, 03/15/32	565,000	498,821
5.50%, 02/23/54Δ	40,000	38,554
(Variable, UK Gilts 5Y + 1.82%), 5.74%, 06/15/56(U) ^	300,000	404,644
VF Corporation
4.25%, 03/07/29(E)	100,000	118,268
Viper Energy Partners LLC
5.70%, 08/01/35	330,000	336,980
Virtusa Corporation
7.13%, 12/15/28 144A	300,000	295,904
Visa, Inc.
3.88%, 05/15/44(E)	125,000	143,339
Vistra Operations Co. LLC
6.88%, 04/15/32 144A	90,000	94,850
5.70%, 12/30/34 144A	40,000	41,326
5.25%, 10/15/35 144A	35,000	34,907
VMware LLC
2.20%, 08/15/31Δ	140,000	124,619
Vulcan Materials Co.
3.50%, 06/01/30	231,000	224,265
5.70%, 12/01/54	129,000	129,228
Wand NewCo 3, Inc.
7.63%, 01/30/32 144A	40,000	42,356
Warnermedia Holdings, Inc.
4.28%, 03/15/32	250,000	219,768
WEA Finance LLC REIT
2.88%, 01/15/27 144A	309,000	304,309
WEC Energy Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.91%), 5.63%, 05/15/56Δ ^	75,000	75,653
Wells Fargo & Co.
(Variable, U.S. SOFR + 1.51%), 3.53%, 03/24/28^	162,000	160,993
(Variable, U.S. SOFR + 1.11%), 5.24%, 01/24/31^	108,000	111,965
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	200,000	187,020
(Variable, U.S. SOFR + 1.50%), 3.35%, 03/02/33^	266,000	248,682
(Variable, U.S. SOFR + 1.99%), 5.56%, 07/25/34^	105,000	110,315
(Variable, U.S. SOFR + 1.34%), 4.89%, 09/15/36Δ ^	275,000	274,864
Western Digital Corporation
4.75%, 02/15/26	31,000	31,127
2.85%, 02/01/29	65,000	62,448

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Western Midstream Operating LP
4.05%, 02/01/30	$20,000	$19,619
6.15%, 04/01/33	265,000	281,575
5.45%, 11/15/34	95,000	95,876
5.50%, 12/15/35	31,000	30,932
5.45%, 04/01/44	10,000	9,156
5.30%, 03/01/48	50,000	43,319
5.50%, 08/15/48	5,000	4,430
5.25%, 02/01/50	25,000	21,473
Westinghouse Air Brake Technologies Corporation
5.61%, 03/11/34	203,000	214,194
5.50%, 05/29/35	190,000	198,961
Westlake Corporation
5.55%, 11/15/35	60,000	60,162
6.38%, 11/15/55	60,000	59,299
Weyerhaeuser Co. REIT
6.88%, 12/15/33	250,000	279,623
Whistler Pipeline LLC
5.70%, 09/30/31 144A	30,000	31,216
5.95%, 09/30/34 144A Δ	35,000	36,349
White Cap Supply Holdings LLC
7.38%, 11/15/30 144A Δ	400,000	415,735
Williams Cos., Inc. (The)
5.15%, 03/15/34	115,000	117,287
Willis North America, Inc.
5.15%, 03/15/36	28,000	28,074
WMG Acquisition Corporation
3.75%, 12/01/29 144A	434,000	418,109
3.88%, 07/15/30 144A	150,000	144,064
2.25%, 08/15/31(E)	100,000	112,304
WR Grace Holdings LLC
5.63%, 08/15/29 144A	80,000	76,459
WULF Compute LLC
7.75%, 10/15/30 144A Δ	133,000	137,124
Xcel Energy, Inc.
5.60%, 04/15/35	107,000	111,089
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31 144A	800,000	841,215
Yum! Brands, Inc.
4.63%, 01/31/32	255,000	250,184
ZF North America Capital, Inc.
6.88%, 04/14/28 144A	150,000	153,644
6.75%, 04/23/30 144A	150,000	148,328
Zoetis, Inc.
0.25%, 06/15/29 144A CONV	12,000	12,390
Zscaler, Inc.
0.00%, 07/15/28 144A CONV »	43,000	40,334
Total Corporate Bonds (Cost $160,109,772)		162,787,139
FOREIGN BONDS — 50.2%
Albania — 0.1%
Albania Government International Bond
4.75%, 02/14/35(E)	596,000	710,319
	Par	Value
Andorra — 0.0%
Andorra International Bond
1.25%, 02/23/27(E)	$100,000	$115,711
Angola — 0.0%
Angolan Government International Bond
8.75%, 04/14/32 144A	200,000	195,327
Argentina — 0.0%
Argentine Republic Government International Bond
(Step to 4.75% on 07/09/27), 4.13%, 07/09/35 STEP	305,000	227,225
Australia — 1.4%
APA Infrastructure, Ltd.
5.13%, 09/16/34 144A	167,000	168,943
2.50%, 03/15/36(U)	305,000	311,949
5.75%, 09/16/44 144A	151,000	151,197
Australia Government Bond
1.00%, 12/21/30(A)	1,025,000	584,103
4.25%, 12/21/35(A)	912,000	585,179
2.75%, 05/21/41(A)	7,154,000	3,632,228
BHP Billiton Finance, Ltd.
3.64%, 09/04/35(E)	400,000	463,346
Commonwealth Bank of Australia
2.69%, 03/11/31 144A	500,000	456,130
Currenta Group Holdings S.a.r.l.
5.50%, 05/15/30(E)	100,000	118,975
Fortescue Treasury Pty, Ltd.
4.38%, 04/01/31 144A	660,000	638,741
IREN, Ltd.
0.00%, 07/01/31 144A CONV »	23,000	17,089
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.45%), 5.64%, 08/13/36 144A ^	248,000	251,894
Mineral Resources, Ltd.
8.00%, 11/01/27 144A	5,000	5,115
9.25%, 10/01/28 144A	15,000	15,757
7.00%, 04/01/31 144A Δ	60,000	62,630
NBN Co., Ltd.
5.75%, 10/06/28 144A	214,000	223,594
3.38%, 11/29/32(E)	337,000	396,511
3.75%, 03/22/34(E)	329,000	391,308
Northern Star Resources, Ltd.
6.13%, 04/11/33 144A	272,000	289,162
Santos Finance, Ltd.
5.75%, 11/13/35 144A	175,000	174,514
Transurban Finance Co. Pty, Ltd.
4.23%, 04/26/33(E)	335,000	409,339
4.03%, 11/26/37(E)	100,000	116,805
Treasury Corporation of Victoria
3.63%, 09/29/40(E)	100,000	115,287
		9,579,796

See Notes to Financial Statements.

	Par	Value
Austria — 0.1%
ams-OSRAM AG
10.50%, 03/30/29(E)	$300,000	$368,491
Benteler International AG
7.25%, 06/15/31(E)	100,000	126,502
		494,993
Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	204,000	221,301
6.95%, 03/18/30	200,000	216,961
		438,262
Belgium — 0.7%
Azelis Finance NV
4.75%, 09/25/29(E)	100,000	120,686
Belfius Bank SA
3.38%, 05/28/30(E)	400,000	472,403
3.38%, 02/20/31(E)	300,000	351,830
Crelan SA
(Variable, EURIBOR ICE SWAP RATE + 2.85%), 6.00%, 02/28/30(E) ^	500,000	637,543
Elia Transmission Belgium SA
0.88%, 04/28/30(E)	500,000	537,506
3.50%, 10/08/35(E)	400,000	462,378
Ministeries Van de Vlaamse Gemeenschap
3.38%, 06/22/35(E)	800,000	928,337
3.68%, 06/22/40(E) Δ	300,000	340,498
Ontex Group NV
5.25%, 04/15/30(E)	100,000	116,891
Proximus SADP
(Variable, EURIBOR ICE Swap Rate 5Y + 2.41%), 4.75%, 12/31/49(E) ^	200,000	238,767
Shurgard Luxembourg S.a.r.l.
3.63%, 10/22/34(E)	300,000	342,329
4.00%, 05/27/35(E)	200,000	232,674
		4,781,842
Bermuda — 0.1%
Bermuda Government International Bond
2.38%, 08/20/30 144A	203,000	184,933
5.00%, 07/15/32	392,000	397,292
		582,225
Brazil — 1.0%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	120,000	120,671
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/31(B)	2,977,000	477,487
10.00%, 01/01/35(B)	27,490,000	4,113,861
Brazilian Government International Bond
6.63%, 03/15/35	792,000	817,740
5.63%, 01/07/41	100,000	93,055
	Par	Value
7.13%, 05/13/54	$392,000	$388,962
Samarco Mineracao SA PIK
9.50%, 06/30/311	796,527	807,790
		6,819,566
Bulgaria — 0.1%
Bulgaria Government International Bond
4.38%, 05/13/31(E)	12,000	15,150
3.63%, 09/05/32(E)	11,000	13,324
5.00%, 03/05/37	392,000	391,720
		420,194
Canada — 3.8%
1011778 BC ULC
3.88%, 01/15/28 144A	10,000	9,867
3.50%, 02/15/29 144A	40,000	38,806
5.63%, 09/15/29 144A	100,000	101,944
4.00%, 10/15/30 144A	216,000	205,861
1261229 BC, Ltd.
10.00%, 04/15/32 144A	200,000	208,211
Allied Universal Holdco LLC
3.63%, 06/01/28(E)	100,000	116,782
Baffinland Iron Mines Corporation
8.75%, 07/15/26 144A Δ	300,000	265,008
Bausch + Lomb Corporation
8.38%, 10/01/28 144A	400,000	418,000
Bausch Health Cos., Inc.
4.88%, 06/01/28 144A	460,000	412,045
Bell Telephone Co. of Canada
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.88%, 09/15/55^	330,000	341,817
Bombardier, Inc.
7.25%, 07/01/31 144A	60,000	64,013
6.75%, 06/15/33 144A	500,000	529,180
Brookfield Asset Management, Ltd.
5.80%, 04/24/35Δ	40,000	42,027
Bruce Power LP
2.68%, 12/21/28(C)	167,000	119,853
4.70%, 06/21/31(C)	152,000	115,399
4.27%, 12/21/34(C)	377,000	273,762
Canadian Government Bond
4.00%, 03/01/29(C)	275,000	207,769
2.00%, 06/01/32(C)	1,384,000	940,965
3.25%, 12/01/34(C)	1,739,000	1,257,565
3.25%, 06/01/35(C)	1,257,000	905,937
2.75%, 12/01/55(C)	1,461,000	857,413
Canadian Natural Resources, Ltd.
5.00%, 12/15/29	410,000	420,826
5.40%, 12/15/34	125,000	127,428
Cenovus Energy, Inc.
5.40%, 03/20/36Δ	52,000	52,058
Eldorado Gold Corporation
6.25%, 09/01/29 144A	500,000	505,985
Element Fleet Management Corporation
6.27%, 06/26/26 144A	225,000	227,039
6.32%, 12/04/28 144A Δ	141,000	148,827

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.04%, 03/25/30 144A Δ	$206,000	$210,844
Empire Communities Corporation
9.75%, 05/01/29 144A	450,000	464,722
Enbridge, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%), 7.20%, 06/27/54^	77,000	81,821
Fairfax Financial Holdings, Ltd.
4.25%, 12/06/27(C)	422,000	312,442
5.75%, 05/20/35	266,000	277,008
6.35%, 03/22/54	258,000	268,934
Garda World Security Corporation
8.38%, 11/15/32 144A	380,000	387,612
GFL Environmental, Inc.
3.50%, 09/01/28 144A Δ	350,000	344,412
4.38%, 08/15/29 144A	65,000	63,956
6.75%, 01/15/31 144A	38,000	39,916
IAMGOLD Corporation
5.75%, 10/15/28 144A	500,000	499,145
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31 144A	260,000	233,886
Open Text Corporation
6.90%, 12/01/27 144A	40,000	41,643
Pembina Pipeline Corporation
5.22%, 06/28/33(C)	193,000	149,103
4.81%, 03/25/44(C)	382,000	265,161
Province of Alberta Canada
3.45%, 12/01/43(C)	1,775,000	1,129,079
Province of British Columbia Canada
4.70%, 01/24/28	1,600,000	1,634,704
3.50%, 05/29/40(E)	188,000	212,724
2.95%, 06/18/50(C)	331,000	181,559
Province of Ontario Canada
3.80%, 12/02/34(C)	1,800,000	1,317,067
3.60%, 06/02/35(C)	848,000	607,235
4.45%, 11/20/35	1,070,000	1,068,634
4.70%, 06/02/37(C)	2,940,000	2,266,052
3.45%, 06/02/45(C)	1,810,000	1,136,388
2.80%, 06/02/48(C)	470,000	257,066
Province of Quebec Canada
3.25%, 05/22/35(E)	320,000	371,677
5.10%, 06/04/35(A)	378,000	245,504
4.00%, 09/01/35(C)	2,549,000	1,871,761
Province of Saskatchewan Canada
3.25%, 09/24/35(E)	362,000	420,797
Rogers Communications, Inc.
3.80%, 03/15/32	141,000	133,109
4.25%, 04/15/32(C)	495,000	364,337
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 7.00%, 04/15/55^	395,000	413,528
TELUS Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.63%, 06/09/56^	105,000	104,992
	Par	Value
Videotron, Ltd.
3.63%, 06/15/29 144A	$280,000	$272,910
WSP Global, Inc.
5.55%, 11/22/30(C)	326,000	254,393
		26,818,508
Chile — 0.6%
Chile Electricity Lux Mpc II S.a.r.l.
5.58%, 10/20/35	552,290	566,781
Chile Government International Bond
5.65%, 01/13/37	591,000	625,869
5.33%, 01/05/54Δ	862,000	833,964
3.10%, 01/22/61	570,000	354,768
3.25%, 09/21/71	400,000	248,480
Corp Nacional del Cobre de Chile
5.95%, 01/08/34	585,000	612,283
Empresa Nacional del Petroleo
5.95%, 07/30/34	591,000	619,129
Engie Energia Chile SA
6.38%, 04/17/34	591,000	632,929
		4,494,203
China — 1.8%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/26 144A	299,000	299,114
5.75%, 03/01/29 144A Δ	140,000	145,002
5.38%, 05/30/30 144A	65,000	66,858
4.70%, 01/30/31 144A	83,000	82,583
4.95%, 10/15/32 144A	171,000	169,767
China Government Bond
3.13%, 11/21/29(Y)	21,150,000	3,226,799
2.88%, 02/25/33(Y)	33,020,000	5,105,069
2.27%, 05/25/34(Y)	6,400,000	948,920
1.83%, 08/25/35(Y)	6,000,000	858,479
1.92%, 07/15/45(Y)	5,000,000	670,761
2.15%, 08/25/55(Y)	4,200,000	586,553
Global Aircraft Leasing Co., Ltd.
8.75%, 09/01/27 144A	500,000	519,073
Times China Holdings, Ltd.
0.00%, 03/30/27 144A CONV »	17,656	148
0.00%, 03/30/27 144A CONV »	77,150	643
Times China Holdings, Ltd. PIK
4.00%, 03/30/29 144A ††† 1	17,021	306
4.20%, 09/30/32 144A 1	63,123	1,093
Yuzhou Group Holdings Co., Ltd.
4.00%, 06/30/281	33,087	951
Yuzhou Group Holdings Co., Ltd. PIK
Cash coupon 7.00% or PIK 7.00%, 06/30/271	40,195	4,063
4.50%, 06/30/291	57,615	1,440
5.00%, 06/30/301	76,902	1,923
5.50%, 06/30/311	107,880	1,602
1.00%, 06/30/341	40,529	243
		12,691,390

See Notes to Financial Statements.

	Par	Value
Colombia — 0.3%
Colombia Government International Bond
7.38%, 04/25/30	$800,000	$846,800
8.00%, 11/14/35	537,000	573,516
5.63%, 02/19/36(E)	636,000	701,486
Ecopetrol SA
5.88%, 11/02/51	60,000	43,324
		2,165,126
Costa Rica — 0.2%
Costa Rica Government International Bond
7.30%, 11/13/54 144A Δ	200,000	225,325
7.30%, 11/13/54	985,000	1,109,726
		1,335,051
Czech Republic — 0.6%
CEZ AS
4.13%, 04/30/33(E)	401,000	474,935
CPI Property Group SA
4.00%, 01/22/28(U) STEP	100,000	128,880
(Variable, 4.34% - EUR Swap Rate 5Y), 3.75%, 04/28/28(E) ρ ^	100,000	103,681
(Variable, EURIBOR ICE Swap Rate 5Y + 5.23%), 7.50%, 03/26/31(E) ρ ^	100,000	109,160
Czech Republic Government Bond
4.90%, 04/14/34(ZE)	26,490,000	1,327,170
3.50%, 05/30/35(ZE)	33,500,000	1,508,020
EP Infrastructure AS
2.05%, 10/09/28(E)	384,000	437,211
4.13%, 02/27/33(E)	404,000	469,516
		4,558,573
Denmark — 0.0%
Orsted AS
(Variable, EUR Swap Rate 5Y + 2.62%), 5.25%, 12/08/99(E) ^	200,000	240,750
Dominican Republic — 0.3%
Dominican Republic International Bond
7.05%, 02/03/31	168,000	180,709
4.88%, 09/23/32	150,000	144,713
6.60%, 06/01/36Δ	867,000	915,205
6.95%, 03/15/37Δ	841,000	903,949
		2,144,576
Ecuador — 0.2%
Ecuador Government International Bond
6.90%, 07/31/35 STEP	386,000	341,417
(Step to 5.50% on 07/31/26), 5.00%, 07/31/40 STEP	1,011,000	794,141
		1,135,558
Egypt — 0.2%
Egypt Government International Bond
5.80%, 09/30/27	400,000	405,762
	Par	Value
5.88%, 02/16/31	$585,000	$586,436
6.38%, 04/11/31(E)	100,000	120,939
7.90%, 02/21/48	200,000	186,163
		1,299,300
Finland — 0.1%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28(E)	100,000	116,646
Finland Government Bond
3.00%, 09/15/35(E) 144A	735,000	852,234
		968,880
France — 2.6%
Accor SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.67%), 4.88%, 06/06/30(E) ρ ^	100,000	120,792
Air France-KLM
4.63%, 05/23/29(E)	100,000	121,922
Altice France SA
4.75%, 10/15/30(E)	135,045	149,627
Arkema SA
3.50%, 09/12/34(E) Δ	200,000	228,049
Atos SE
(Step to 9.73% on 12/18/26), 9.36%, 12/18/29(E) STEP	100,000	134,885
BNP Paribas SA
(Variable, Euribor 3M + 1.60%), 4.75%, 11/13/32(E) ^	500,000	623,428
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.88%, 12/15/33 144A ρ ^	215,000	216,023
BPCE SA
0.25%, 01/14/31(E)	500,000	508,541
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	442,000	392,344
(Variable, U.S. SOFR + 2.61%), 6.92%, 01/14/46 144A Δ ^	250,000	268,413
Bpifrance SACA
2.00%, 09/02/30(E)	100,000	112,637
CAB SELAS
3.38%, 02/01/28(E)	100,000	114,540
CMA CGM SA
5.00%, 01/15/31(E)	100,000	117,735
Cofiroute SA
3.13%, 03/06/33(E)	100,000	115,308
Electricite de France SA
4.63%, 05/07/45(E)	100,000	114,051
Elior Group SA
5.63%, 03/15/30(E) Δ	100,000	122,299
Engie SA
3.25%, 01/11/32(E)	400,000	468,026
Eutelsat SA
2.25%, 07/13/27(E)	100,000	116,657
Fnac Darty SA
6.00%, 04/01/29(E)	200,000	244,168
Forvia SE
5.63%, 06/15/30(E)	100,000	122,872

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.50%, 06/15/31(E)	$100,000	$122,088
French Republic Government Bond OAT
2.75%, 02/25/29(E) 144A	947,000	1,121,264
2.70%, 02/25/31(E) 144A	2,510,000	2,929,033
0.00%, 11/25/31(E) 144A	1,000,000	989,092
3.50%, 11/25/35(E) 144A	1,500,000	1,754,235
1.25%, 05/25/38(E) 144A	466,000	410,139
3.25%, 05/25/55(E) 144A	1,954,000	1,848,954
Goldstory SAS
6.75%, 02/01/30(E)	100,000	122,123
Holding d'Infrastructures des Metiers de l'Environnement SAS
4.88%, 10/24/29(E)	200,000	243,886
Iliad Holding SAS
5.63%, 10/15/28(E)	200,000	238,846
6.88%, 04/15/31(E)	300,000	377,326
Klepierre SA REIT
3.75%, 09/30/37(E)	200,000	233,048
Laboratoire Eimer SELAS
5.00%, 02/01/29(E)	125,000	124,019
L'Oreal SA
5.00%, 05/20/35 144A	205,000	210,056
New Immo Holding SA
6.00%, 03/22/29(E)	100,000	122,634
Nexans SA
4.25%, 03/11/30(E)	100,000	121,559
Opal Bidco SAS
5.50%, 03/31/32(E)	220,000	267,447
Orange SA
3.13%, 11/13/31(E)	200,000	233,423
Paprec Holding SA
4.50%, 07/15/32(E)	100,000	119,302
Renault SA
3.88%, 09/30/30(E)	100,000	118,512
RTE Reseau de Transport d'Electricite SADIR
3.50%, 10/02/36(E)	300,000	342,438
SNF Group SACA
2.63%, 02/01/29(E)	500,000	576,078
2.63%, 02/01/29(E)	100,000	115,215
Societe Generale SA
(Variable, U.S. SOFR + 1.73%), 5.44%, 10/03/36 144A Δ ^	240,000	241,223
Thales SA
4.25%, 10/18/31(E)	200,000	248,856
Unibail-Rodamco-Westfield SE REIT
(Variable, EUR Swap Rate 5Y + 2.51%), 4.88%, 07/04/30(E) ρ ^	100,000	120,569
Valeo SE
5.13%, 05/20/31(E)	200,000	242,588
Veolia Environnement SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.05%), 4.37%, 12/31/49(E) Δ ^	200,000	239,208
		18,245,478
	Par	Value
Germany — 1.4%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 3.20%, 10/30/27 144A ρ ^	$200,000	$189,319
Amprion GmbH
3.88%, 06/05/36(E)	300,000	351,964
Bundesrepublik Deutschland Bundesanleihe
2.20%, 02/15/34(E)	225,000	253,932
2.60%, 08/15/35(E)	900,000	1,035,306
1.00%, 05/15/38(E)	333,000	308,061
2.50%, 07/04/44(E)	570,000	593,731
2.50%, 08/15/54(E)	537,000	521,363
CECONOMY AG
6.25%, 07/15/29(E) Δ	120,000	147,888
Cerdia Finanz GmbH
9.38%, 10/03/31 144A	400,000	415,500
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30(E) Δ	100,000	122,025
Commerzbank AG
(Variable, Euribor 3M + 1.38%), 3.63%, 01/14/32(E) ^	100,000	119,024
(Variable, Euribor 3M + 1.43%), 3.75%, 06/06/34(E) ^	200,000	235,603
(Variable, Euribor 3M + 1.45%), 3.88%, 10/15/35(E) ^	100,000	117,849
CT Investment GmbH
6.38%, 04/15/30(E)	100,000	122,112
Ctec II GmbH
5.25%, 02/15/30(E)	100,000	110,249
Deutsche Bank AG
(Variable, Euribor 3M + 0.70%), 3.00%, 02/07/31(E) ^	200,000	233,713
(Variable, U.S. SOFR + 1.30%), 4.95%, 08/04/31^	720,000	728,061
Deutsche Lufthansa AG
(Variable, EURIBOR ICE Swap Rate 5Y + 2.86%), 5.25%, 01/15/55(E) ^	100,000	122,296
Deutsche Telekom AG
3.63%, 02/03/45(E)	132,000	143,097
Fressnapf Holding SE
5.25%, 10/31/31(E)	550,000	647,150
Gruenenthal GmbH
4.13%, 05/15/28(E)	160,000	189,288
4.63%, 11/15/31(E)	100,000	119,119
IHO Verwaltungs GmbH PIK
Cash coupon 7.00% or PIK 7.75%, 11/15/31(E) 1	100,000	127,255
Kreditanstalt fuer Wiederaufbau
3.75%, 07/15/30	395,000	396,556
Norddeutsche Landesbank-Girozentrale
(Variable, EURIBOR ICE Swap Rate 5Y + 2.95%), 5.63%, 08/23/34(E) ^	300,000	373,020

See Notes to Financial Statements.

	Par	Value
Progroup AG
5.38%, 04/15/31(E)	$100,000	$120,502
Schaeffler AG
4.75%, 08/14/29(E)	200,000	243,515
4.50%, 03/28/30(E)	100,000	120,610
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29(E)	200,000	243,134
Vier Gas Transport GmbH
3.38%, 11/11/31(E)	300,000	351,531
3.63%, 09/08/33(E)	300,000	349,227
Volkswagen Bank GmbH
3.50%, 06/19/31(E)	300,000	352,377
3.75%, 12/10/32(E)	100,000	116,859
		9,621,236
Ghana — 0.0%
Ghana Government International Bond
(Step to 6.00% on 07/03/28), 5.00%, 07/03/35 STEP	90,000	82,578
Greece — 0.8%
Hellenic Republic Government Bond
3.63%, 06/15/35(E) 144A	3,371,000	4,022,924
4.13%, 06/15/54(E) 144A	1,199,000	1,375,607
		5,398,531
Guatemala — 0.4%
Central American Bottling Corporation
5.25%, 04/27/29Δ	585,000	580,238
Energuate Trust 2 0
6.35%, 09/15/35 144A	355,000	355,192
Guatemala Government Bond
6.05%, 08/06/31	845,000	882,602
6.60%, 06/13/36	200,000	215,700
6.13%, 06/01/50 144A	800,000	786,700
		2,820,432
Hong Kong — 0.0%
Shimao Group Holdings, Ltd.
0.00%, 07/21/26 144A CONV »	207,886	6,860
Shimao Group Holdings, Ltd. PIK
Cash coupon 5.00% or PIK 6.00%, 07/21/31 144A 1	2,000	71
		6,931
Hungary — 0.6%
Hungary Government Bond
9.50%, 10/21/26(ZG)	102,960,000	322,853
2.75%, 12/22/26(ZG)	123,450,000	366,519
Hungary Government International Bond
5.50%, 06/16/34	392,000	398,694
6.00%, 09/26/35 144A	1,400,000	1,462,132
5.50%, 03/26/36Δ	967,000	969,128
4.88%, 03/22/40(E)	22,000	25,802
6.75%, 09/23/55 144A	384,000	402,259
Magyar Export-Import Bank Zrt
6.00%, 05/16/29(E)	100,000	126,028
	Par	Value
MVM Energetika Zrt
6.50%, 03/13/31	$392,000	$414,749
		4,488,164
Iceland — 0.3%
Iceland Rikisbref
5.00%, 11/15/28(ZI)	113,800,000	866,429
6.50%, 01/24/31(ZI)	146,000,000	1,158,264
Landsbankinn HF
3.75%, 10/08/29(E)	259,000	308,484
3.63%, 11/03/32(E)	140,000	161,899
		2,495,076
India — 0.3%
Adani Transmission Step-One, Ltd.
4.25%, 05/21/36	267,995	242,027
Export-Import Bank of India
5.50%, 01/13/35Δ	218,000	228,196
Indian Railway Finance Corporation, Ltd.
2.80%, 02/10/31	419,000	386,156
MakeMyTrip, Ltd.
0.00%, 07/01/30 144A CONV Δ »	22,000	21,593
Muthoot Finance, Ltd.
7.13%, 02/14/28	602,000	616,370
Shriram Finance, Ltd.
6.15%, 04/03/28Δ	611,000	625,397
		2,119,739
Indonesia — 0.1%
Indonesia Government International Bond
1.40%, 10/30/31(E)	100,000	104,959
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
1.88%, 11/05/31(E)	100,000	105,241
Star Energy Geothermal Wayang Windu, Ltd.
6.75%, 04/24/33	240,338	248,117
		458,317
Ireland — 0.7%
AerCap Ireland Capital DAC
5.75%, 06/06/28Δ	150,000	155,525
3.30%, 01/30/32	600,000	554,955
4.95%, 09/10/34	300,000	300,052
AIB Group PLC
(Variable, U.S. SOFR + 2.33%), 6.61%, 09/13/29 144A ^	344,000	365,519
(Variable, EURIBOR ICE SWAP RATE + 1.25%), 3.75%, 03/20/33(E) ^	461,000	549,592
(Variable, U.S. SOFR Index + 1.91%), 5.87%, 03/28/35 144A ^	555,000	587,704
BMS Ireland Capital Funding DAC
3.36%, 11/10/33(E)	200,000	232,431
ESB Finance DAC
1.88%, 06/14/31(E)	202,000	222,379

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Icon Investments Six DAC
5.81%, 05/08/27	$302,000	$308,341
5.85%, 05/08/29	204,000	213,103
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	21,057
Linde PLC
3.63%, 06/12/34(E)	500,000	593,917
1.63%, 03/31/35(E)	100,000	99,571
3.75%, 11/20/38(E)	100,000	115,530
SMBC Aviation Capital Finance DAC
5.10%, 04/01/30 144A	230,000	235,868
5.25%, 11/26/35 144A	451,000	451,868
Smurfit Kappa Treasury ULC
3.49%, 11/24/31(E)	100,000	117,497
		5,124,909
Israel — 0.0%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	115,000	113,596
5.88%, 03/30/31 144A	90,000	87,275
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	15,000	15,118
Nova, Ltd.
0.00%, 09/15/30 144A CONV »	22,000	27,412
Wix.com, Ltd.
0.00%, 09/15/30 144A CONV »	32,000	28,352
		271,753
Italy — 2.9%
A2A SpA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.26%), 5.00%, 06/11/29(E) ρ ^	100,000	121,548
Aeroporti di Roma SpA
3.63%, 06/15/32(E)	252,000	296,790
Almaviva-The Italian Innovation Co. SpA
5.00%, 10/30/30(E)	100,000	118,742
Autostrade per l'Italia SpA
5.13%, 06/14/33(E)	260,000	329,773
Bubbles Bidco SpA
6.50%, 09/30/31(E)	220,000	266,127
Cassa Depositi e Prestiti SpA
2.00%, 04/20/27(E)	100,000	117,082
Enel SpA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.13%), 4.75%, 12/31/49(E) ^	100,000	121,250
Fedrigoni SpA
6.13%, 06/15/31(E)	100,000	114,822
Fibercop SpA
7.88%, 07/31/28(E)	100,000	128,732
1.63%, 01/18/29(E)	100,000	110,762
Flos B&b Italia SpA
10.00%, 11/15/28(E)	280,000	348,578
Italy Buoni Poliennali Del Tesoro
2.65%, 06/15/28(E)	217,000	256,704
0.60%, 08/01/31(E) 144A	846,000	878,066
3.85%, 07/01/34(E)	1,455,000	1,774,809
	Par	Value
1.45%, 03/01/36(E) 144A	$4,557,000	$4,420,109
4.15%, 10/01/39(E) 144A	4,885,000	5,939,638
3.10%, 03/01/40(E) 144A	371,000	401,539
3.85%, 10/01/40(E) 144A	20,000	23,385
3.25%, 09/01/46(E) 144A	258,000	266,606
2.45%, 09/01/50(E) 144A	264,000	226,538
4.30%, 10/01/54(E) 144A	1,582,000	1,845,361
Multiversity SpA
7.13%, 05/17/31(E)	300,000	377,328
Prysmian SpA
3.63%, 11/28/28(E)	205,000	244,266
(Variable, EURIBOR ICE Swap Rate 5Y + 3.01%), 5.25%, 12/31/49(E) Δ ^	100,000	122,495
Rossini S.a.r.l.
6.75%, 12/31/29(E)	310,000	383,771
TeamSystem SpA
5.00%, 07/01/31(E)	100,000	118,822
Telecom Italia SpA
3.63%, 09/30/30(E)	100,000	118,264
Terna - Rete Elettrica Nazionale
3.00%, 07/22/31(E)	420,000	488,204
UniCredit SpA
(Variable, Euribor 3M + 0.90%), 3.20%, 09/22/31(E) ^	300,000	350,033
3.73%, 06/10/35(E)	384,000	450,483
		20,760,627
Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	100,000	118,390
5.88%, 10/17/31(E)	100,000	118,487
8.25%, 01/30/37Δ	866,000	945,373
		1,182,250
Japan — 3.6%
Aircastle, Ltd.
6.50%, 07/18/28 144A	120,000	126,244
5.95%, 02/15/29 144A	35,000	36,495
5.75%, 10/01/31 144A	225,000	234,949
Japan Government Five Year Bond
1.30%, 09/20/30(J)	597,350,000	3,772,316
Japan Government Forty Year Bond
1.30%, 03/20/63(J)	67,850,000	239,253
3.10%, 03/20/65(J)	159,300,000	932,847
Japan Government Ten Year Bond
0.10%, 06/20/28(J)	227,900,000	1,416,770
0.20%, 09/20/32(J)	415,800,000	2,397,858
Japan Government Thirty Year Bond
0.40%, 03/20/50(J)	324,650,000	1,093,085
0.70%, 12/20/51(J)	161,100,000	556,515
3.20%, 09/20/55(J)	153,500,000	950,967
Japan Government Twenty Year Bond
1.30%, 06/20/35(J)	292,550,000	1,754,041
0.30%, 12/20/39(J)	193,800,000	918,164
0.40%, 09/20/40(J)	225,500,000	1,058,583
1.80%, 09/20/44(J)	652,400,000	3,518,583

See Notes to Financial Statements.

	Par	Value
Japan Government Two Year Bond
0.90%, 09/01/27(J)	$764,500,000	$4,865,195
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.93%), 5.19%, 09/12/36^	266,000	270,843
Nissin Motor Co., Ltd.
5.25%, 07/17/29(E)	100,000	120,803
NTT Finance Corporation
5.17%, 07/16/32 144A	519,000	533,831
SoftBank Group Corporation
4.63%, 07/06/28Δ	200,000	196,058
5.25%, 10/10/29(E)	100,000	119,540
Tokyo Metropolitan Government
4.25%, 05/07/30	400,000	403,706
		25,516,646
Jersey — 0.1%
AA Bond Co., Ltd.
5.50%, 07/31/50(U)	146,000	196,275
Aptiv Swiss Holdings, Ltd.
3.25%, 03/01/32Δ	25,000	23,405
Heathrow Funding, Ltd.
3.88%, 01/16/38(E)	250,000	290,256
5.88%, 05/13/43(U)	250,000	333,601
TVL Finance PLC
10.25%, 04/28/28(U)	100,000	137,703
		981,240
Kazakhstan — 0.2%
Development Bank of Kazakhstan JSC
5.25%, 10/23/29	585,000	601,613
Kazakhstan Government International Bond
5.00%, 07/01/32	200,000	204,142
5.50%, 07/01/37 144A	383,000	395,519
		1,201,274
Kuwait — 0.1%
Kuwait International Government Bond
4.14%, 10/09/30 144A	400,000	400,611
4.65%, 10/09/35 144A	434,000	433,587
		834,198
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.75%, 06/03/30 144A	245,000	253,377
Latvia — 0.0%
Latvia Government International Bond
2.88%, 05/21/30(E)	27,000	31,657
Luxembourg — 0.3%
Adler Financing S.a.r.l. PIK
8.25%, 12/31/28(E) 1	80,249	103,501
Altice Financing SA
5.75%, 08/15/29 144A Δ	350,000	243,115
ArcelorMittal SA
6.75%, 03/01/41	160,000	175,995
	Par	Value
Ephios Subco 3 S.a.r.l.
7.88%, 01/31/31(E) Δ	$510,000	$641,428
Essendi SA
5.50%, 11/15/31(E)	200,000	241,705
Eurofins Scientific SE
(Variable, Euribor 3M + 4.24%), 6.75%, 04/24/28(E) ρ ^	200,000	249,965
3.88%, 02/05/33(E)	100,000	117,514
European Financial Stability Facility
3.00%, 07/10/30(E)	345,000	411,973
		2,185,196
Malaysia — 0.0%
Petronas Capital, Ltd.
5.34%, 04/03/35	204,000	212,647
Mexico — 1.9%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.21%), 8.13%, 01/08/39^	392,000	424,335
Cemex SAB de CV
3.88%, 07/11/31 144A Δ	400,000	383,294
Gruma SAB de CV
5.39%, 12/09/34Δ	779,000	802,752
Mexican Bonos
7.75%, 05/29/31(M)	13,790,000	738,369
7.50%, 05/26/33(M)	65,060,000	3,364,024
8.50%, 11/18/38(M)	19,000,000	990,330
Mexico Government International Bond
4.88%, 05/19/33	792,000	762,300
4.50%, 03/19/34(E)	510,000	599,568
6.00%, 05/07/36	1,200,000	1,218,900
6.88%, 05/13/37	992,000	1,060,944
6.34%, 05/04/53	585,000	559,114
6.40%, 05/07/54Δ	585,000	563,940
7.38%, 05/13/55	392,000	423,262
Petroleos Mexicanos
10.00%, 02/07/33Δ	577,000	668,988
6.63%, 06/15/35Δ	575,000	545,999
7.69%, 01/23/50	200,000	179,393
		13,285,512
Morocco — 0.1%
OCP SA
6.75%, 05/02/34	585,000	631,693
Netherlands — 1.8%
Abertis Infraestructuras Finance BV
(Variable, EURIBOR ICE Swap Rate 5Y + 2.62%), 4.87%, 11/28/29(E) ρ ^	200,000	242,230
Alliander NV
3.50%, 05/06/37(E)	365,000	419,283
America Movil BV
3.00%, 09/30/30(E)	300,000	350,657
BE Semiconductor Industries NV
4.50%, 07/15/31(E)	100,000	122,254

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Boels Topholding BV
5.75%, 05/15/30(E)	$100,000	$121,774
CNH Industrial NV
3.88%, 09/03/35(E)	390,000	449,730
CTP NV
3.63%, 03/10/31(E)	600,000	705,090
Darling Global Finance BV
4.50%, 07/15/32(E)	100,000	119,321
DSV Finance BV
3.38%, 11/06/34(E)	102,000	117,510
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	225,980
3.50%, 09/03/35(E)	460,000	532,941
5.88%, 10/30/37(U)	300,000	411,120
Eagle Funding Luxco S.a.r.l.
5.50%, 08/17/30 144A	711,000	724,943
EnBW International Finance BV
4.30%, 05/23/34(E)	189,000	233,532
3.75%, 11/20/35(E)	182,000	213,835
Enel Finance International NV
2.50%, 07/12/31 144A	548,000	493,737
5.75%, 09/14/40(U)	470,000	628,627
5.50%, 06/15/52 144A	518,000	490,627
Energizer Gamma Acquisition BV
3.50%, 06/30/29(E)	100,000	113,928
Heimstaden Bostad Treasury BV
1.38%, 07/24/28(E)	350,000	394,178
1.63%, 10/13/31(E)	300,000	310,305
Koninklijke KPN NV
(Variable, EURIBOR ICE Swap Rate 5Y + 1.97%), 4.88%, 06/18/29(E) ρ ^	200,000	243,718
3.38%, 02/17/35(E)	200,000	228,243
LSEG Netherlands BV
3.00%, 11/06/31(E)	220,000	254,963
Magnum ICC Finance BV
3.75%, 11/26/34(E)	230,000	268,140
4.00%, 11/26/37(E)	180,000	207,854
Maxeda DIY Holding BV
5.88%, 10/01/26(E)	125,000	123,550
NXP BV
3.40%, 05/01/30Δ	123,000	118,769
5.00%, 01/15/33	56,000	57,001
Odido Group Holding BV
5.50%, 01/15/30(E)	300,000	355,340
Odido Holding BV
3.75%, 01/15/29(E)	100,000	117,764
Q-Park Holding I BV
5.13%, 02/15/30(E)	100,000	121,530
4.25%, 09/01/30(E)	100,000	119,343
Sandoz Finance BV
4.00%, 03/26/35(E)	125,000	148,694
Stellantis NV
4.00%, 03/19/34(E)	200,000	229,640
	Par	Value
Summer BidCo BV PIK
Cash coupon 10.00% or PIK 10.75%, 02/15/29(E) 1	$220,000	$262,192
Swisscom Finance BV
3.63%, 11/17/37(E)	380,000	437,146
Telefonica Europe BV
(Variable, EUR Swap Rate 7Y + 3.35%), 6.14%, 02/03/30(E) ρ ^	300,000	376,899
Thermo Fisher Scientific Finance I BV
3.63%, 12/01/35(E) Δ	340,000	398,599
United Group BV
3.63%, 02/15/28(E)	100,000	117,608
UPCB Finance VII, Ltd.
3.63%, 06/15/29(E)	84,852	99,598
Wintershall Dea Finance 2 BV
(Variable, 3.32% - EUR Swap Rate 5Y), 3.00%, 12/31/49(E) ^	100,000	113,043
ZF Europe Finance BV
3.00%, 10/23/29(E)	200,000	220,891
7.00%, 06/12/30(E)	100,000	124,216
Ziggo Bond Co. BV
5.13%, 02/28/30 144A	500,000	446,940
Ziggo BV
2.88%, 01/15/30(E)	130,000	144,902
		12,758,185
New Zealand — 0.2%
New Zealand Government Bond
2.00%, 05/15/32(Z)	2,585,000	1,318,027
Nigeria — 0.3%
Nigeria Government International Bond
7.88%, 02/16/32	1,082,000	1,131,332
8.63%, 01/13/36 144A	630,000	678,551
		1,809,883
Norway — 0.1%
Aker BP ASA
4.00%, 01/15/31 144A	230,000	222,289
Public Property Invest AS
4.63%, 03/12/30(E)	600,000	726,728
		949,017
Oman — 0.1%
Oman Government International Bond
6.75%, 01/17/48	200,000	220,455
7.00%, 01/25/51	585,000	667,364
		887,819
Pakistan — 0.1%
Pakistan Government International Bond
6.00%, 04/08/26	400,000	399,560

See Notes to Financial Statements.

	Par	Value
6.88%, 12/05/27	$200,000	$201,950
		601,510
Panama — 0.1%
Panama Government International Bond
3.30%, 01/19/33	392,000	345,097
6.88%, 01/31/36	392,000	427,368
		772,465
Paraguay — 0.1%
Paraguay Government International Bond
6.00%, 02/09/36Δ	392,000	421,495
6.10%, 08/11/44	392,000	407,376
5.60%, 03/13/48Δ	204,000	197,360
		1,026,231
Peru — 0.7%
Corp Financiera de Desarrollo SA
5.50%, 05/06/30Δ	489,000	505,127
Peru Government Bond
6.85%, 08/12/35(ZB) 144A	11,242,000	3,601,348
Peruvian Government International Bond
5.38%, 02/08/35Δ	489,000	500,736
5.50%, 03/30/36	60,000	61,281
		4,668,492
Philippines — 0.0%
Philippine Government International Bond
1.75%, 04/28/41(E)	100,000	85,205
Poland — 1.0%
Bank Gospodarstwa Krajowego
5.75%, 07/09/34	585,000	616,294
6.25%, 07/09/54	392,000	408,159
Globalworth Real Estate Investments, Ltd.
6.25%, 03/31/30(E)	94,000	112,724
mBank SA
(Variable, Euribor 3M + 1.75%), 4.03%, 09/27/30(E) Δ ^	200,000	241,791
(Variable, Euribor 3M + 1.35%), 3.77%, 03/03/32(E) ^	100,000	117,638
ORLEN SA
6.00%, 01/30/35	392,000	413,647
Republic of Poland Government International Bond
5.13%, 09/18/34	1,800,000	1,846,847
5.38%, 02/12/35	1,732,000	1,802,091
3.88%, 07/07/37(E) Δ	60,000	70,349
5.50%, 03/18/54	1,655,000	1,590,895
		7,220,435
Portugal — 0.0%
EDP SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.05%), 4.75%, 05/29/54(E) ^	200,000	242,930
	Par	Value
Transportes Aereos Portugueses SA
5.13%, 11/15/29(E)	$100,000	$122,496
		365,426
Romania — 0.8%
Romanian Government International Bond
2.00%, 01/28/32(E) Δ	635,000	640,463
5.25%, 05/30/32(E)	29,000	34,946
7.13%, 01/17/33	114,000	124,081
6.38%, 01/30/34Δ	1,336,000	1,394,835
3.75%, 02/07/34(E)	635,000	674,325
5.75%, 03/24/35	1,144,000	1,137,717
6.63%, 05/16/36	552,000	576,252
7.50%, 02/10/37	850,000	944,113
6.75%, 07/11/39(E)	38,000	46,490
		5,573,222
Saudi Arabia — 0.6%
KSA Sukuk, Ltd.
5.25%, 06/04/34Δ	590,000	610,423
Ma'aden Sukuk, Ltd.
5.25%, 02/13/30	585,000	601,330
5.50%, 02/13/35	585,000	606,988
Saudi Arabian Oil Co.
6.38%, 06/02/55 144A	774,000	810,629
Saudi Government International Bond
4.50%, 10/26/46	590,000	504,806
4.63%, 10/04/47	590,000	513,083
3.25%, 11/17/51	585,000	387,134
		4,034,393
Serbia — 0.1%
Serbia International Bond
6.00%, 06/12/34	551,000	572,066
Singapore — 0.0%
P3 Group S.a.r.l.
3.75%, 04/02/33(E)	210,000	243,054
Seagate Data Storage Technology Pte., Ltd.
4.09%, 06/01/29 144A	5,000	4,905
9.63%, 12/01/32 144A	7,650	8,689
		256,648
Slovakia — 0.1%
Slovakia Government Bond
3.75%, 02/27/40(E)	28,000	31,975
SPP-Distribucia AS
1.00%, 06/09/31(E)	534,000	543,499
		575,474
South Africa — 1.1%
Republic of South Africa Government Bond
9.00%, 01/31/40(S)	30,268,000	1,832,725
8.75%, 02/28/48(S)	50,700,000	2,944,545

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Republic of South Africa Government International Bond
5.88%, 04/20/32	$200,000	$206,302
7.10%, 11/19/36	585,000	628,920
6.13%, 12/11/37 144A Δ	600,000	592,825
7.95%, 11/19/54	785,000	845,787
7.25%, 12/11/55 144A	600,000	595,754
		7,646,858
South Korea — 2.4%
Korea Treasury Bond
1.88%, 06/10/29(KW)	7,300,000,000	4,867,274
1.38%, 06/10/30(KW)	10,207,880,000	6,539,457
2.50%, 09/10/30(KW)	7,000,000,000	4,710,681
4.25%, 12/10/32(KW)	830,110,000	607,207
		16,724,619
Spain — 3.0%
Adif Alta Velocidad
3.13%, 10/31/32(E)	400,000	467,402
Autonomous Community of Madrid Spain
2.49%, 07/30/30(E)	2,358,000	2,755,344
Bankinter SA
(Variable, EURIBOR ICE SWAP RATE + 0.80%), 3.25%, 11/03/33(E) ^	200,000	231,425
CaixaBank SA
3.38%, 06/26/35(E)	300,000	346,350
(Variable, Euribor 3M + 1.35%), 3.75%, 01/27/36(E) ^	400,000	466,513
Cellnex Finance Co. SA
3.50%, 05/22/32(E)	200,000	233,500
El Corte Ingles SA
3.50%, 07/24/33(E)	200,000	231,551
Gestamp Automocion SA
4.38%, 10/15/30(E)	100,000	118,784
Grifols SA
7.13%, 05/01/30(E) 144A	210,000	259,662
7.50%, 05/01/30(E)	250,000	309,415
Junta de Andalucia
3.30%, 04/30/35(E)	1,614,000	1,883,908
Kaixo Bondco Telecom SA
5.13%, 09/30/29(E)	220,000	262,506
Spain Government Bond
3.45%, 10/31/34(E) 144A	2,489,000	2,984,859
3.15%, 04/30/35(E) 144A	2,461,000	2,872,901
3.90%, 07/30/39(E) 144A	3,982,000	4,823,759
3.50%, 01/31/41(E) 144A	695,000	795,954
2.90%, 10/31/46(E) 144A Δ	468,000	473,941
2.70%, 10/31/48(E) 144A	252,000	241,868
4.00%, 10/31/54(E) 144A	900,000	1,037,869
Unicaja Banco SA
(Variable, EURIBOR ICE SWAP RATE + 1.35%), 3.50%, 06/30/31(E) ^	300,000	355,086
		21,152,597
	Par	Value
Sri Lanka — 0.0%
Sri Lanka Government International Bond
4.00%, 04/15/28 144A	$25,550	$24,529
Supranational — 1.8%
Asian Development Bank
4.13%, 05/30/30	350,000	355,817
Asian Infrastructure Investment Bank (The)
2.88%, 05/23/31(E)	2,003,000	2,357,142
Corporación Andina de Fomento
4.13%, 06/30/28	1,235,000	1,245,479
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.63%, 01/25/29	1,220,000	1,220,372
European Union
2.50%, 12/04/31(E)	102,000	118,200
3.25%, 07/04/34(E)	529,000	630,987
3.38%, 10/04/39(E)	595,975	686,535
3.25%, 02/04/50(E)	278,000	291,240
International Bank for Reconstruction & Development
4.00%, 05/06/32	275,000	276,045
4.25%, 07/23/32(Z)	527,000	304,883
International Finance Corporation
4.50%, 01/31/28(U)	290,000	396,514
4.50%, 10/02/28(U)	2,620,000	3,586,799
4.50%, 05/20/30(A)	1,435,000	954,817
		12,424,830
Sweden — 0.3%
Assa Abloy AB
3.37%, 09/09/32(E)	170,000	199,707
Assemblin Caverion Group AB
6.25%, 07/01/30(E)	200,000	245,255
Castellum AB
(Variable, 3.45% - EUR Swap Rate 5Y), 3.13%, 12/31/49(E) ^	100,000	115,718
Fastighets AB Balder
4.00%, 02/19/32(E) Δ	716,000	838,466
Heimstaden AB
8.38%, 01/29/30(E)	100,000	125,380
Svensk Exportkredit AB
3.75%, 05/08/28	335,000	336,271
Verisure Midholding AB
5.25%, 02/15/29(E)	200,000	236,260
		2,097,057
Switzerland — 0.5%
Consolidated Energy Finance SA
5.63%, 10/15/28 144A Δ	300,000	195,375
Swiss Confederation Government Bond
3.50%, 04/08/33(ZD)	370,000	577,756
1.25%, 06/27/37(ZD)	330,000	457,872

See Notes to Financial Statements.

	Par	Value
UBS Group AG
(Variable, USD SOFR ICE Swap Rate 1Y + 1.34%), 5.62%, 09/13/30 144A Δ ^	$415,000	$434,029
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.31%), 4.38%, 02/10/31 144A ρ ^	410,000	377,601
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.75%, 02/11/33 144A ^	420,000	377,390
(Variable, U.S. SOFR + 1.29%), 4.84%, 11/06/33 144A ^	206,000	206,538
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	400,000	421,659
(Variable, U.S. SOFR + 1.76%), 5.58%, 05/09/36 144A ^	650,000	677,500
		3,725,720
Thailand — 0.2%
Thailand Government Bond
2.00%, 12/17/31(ZF)	13,906,000	458,762
3.45%, 06/17/43(ZF)	20,000,000	742,252
		1,201,014
Turkey — 1.0%
Turkiye Government Bond
37.00%, 02/18/26(T)	26,055,000	608,883
36.00%, 08/12/26(T)	27,033,000	635,024
Turkiye Government International Bond
9.13%, 07/13/30	200,000	229,035
5.95%, 01/15/31	779,000	788,297
5.88%, 06/26/31	754,000	757,196
7.25%, 05/29/32	779,000	830,006
7.63%, 05/15/34	843,000	917,472
6.50%, 01/03/35	924,000	930,413
6.95%, 09/16/35	1,089,000	1,122,942
		6,819,268
Ukraine — 0.0%
Ukraine Government International Bond
(Step to 6.00% on 02/01/27), 4.50%, 02/01/34 STEP	25,000	15,383
(Step to 6.00% on 02/01/27), 4.50%, 02/01/36 STEP	30,980	18,394
		33,777
United Arab Emirates — 0.4%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47Δ	200,000	186,561
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 05/08/34	1,173,000	1,240,844
5.25%, 10/02/54	1,171,000	1,142,152
		2,569,557
	Par	Value
United Kingdom — 4.0%
Albion Financing 1 S.a.r.l.
5.38%, 05/21/30(E)	$100,000	$121,444
Alexandrite Monnet UK Holdco PLC REIT
10.50%, 05/15/29(E)	100,000	127,114
Amber Finco PLC
6.63%, 07/15/29(E)	520,000	644,011
Arqiva Broadcast Finance PLC
8.63%, 07/01/30(U)	100,000	139,442
Aviva PLC
(Variable, Euribor 3M + 3.05%), 4.63%, 08/28/56(E) ^	316,000	381,237
B&M European Value Retail SA
6.50%, 11/27/31(U)	100,000	133,303
Barclays PLC
(Variable, 1.26% - EUR Swap Rate 1Y), 0.58%, 08/09/29(E) ^	410,000	454,375
(Variable, U.S. SOFR + 1.23%), 5.37%, 02/25/31^	455,000	470,745
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(E)	100,000	111,378
BP Capital Markets BV
0.93%, 12/04/40(E)	223,000	166,604
BP Capital Markets PLC
(Variable, UK Gilts 5Y + 1.73%), 6.00%, 12/31/49(U) ^	329,000	456,188
British Telecommunications PLC
(Variable, UK Gilts 5Y + 3.82%), 8.38%, 12/20/83(U) ^	200,000	289,937
BUPA Finance PLC
6.63%, 11/18/45(U)	100,000	134,924
CD&R Firefly Bidco PLC
8.63%, 04/30/29(U)	200,000	283,108
Church Commissioners for England
3.63%, 07/14/52(U)	700,000	690,048
Co-operative Group Holdings 2011, Ltd.
7.50%, 07/08/26(U) STEP	100,000	136,791
Crh Finance UK PLC
4.13%, 12/02/29(U)	234,000	311,847
Edge Finco PLC
8.13%, 08/15/31(U)	400,000	575,008
Experian Finance PLC
3.51%, 12/15/33(E)	210,000	245,186
3.38%, 10/10/34(E)	292,000	335,746
Global Auto Holdings, Ltd.
11.50%, 08/15/29 144A	200,000	210,181
Hammerson PLC REIT
3.50%, 04/15/32(E)	444,000	513,069
5.88%, 10/08/36(U)	228,000	309,057
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.29%), 5.13%, 03/03/31^	212,000	217,524

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Variable, U.S. SOFR + 1.57%), 5.24%, 05/13/31^	$840,000	$866,447
Informa PLC
3.38%, 06/09/31(E)	143,000	167,834
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28(E)	100,000	118,557
Jerrold Finco PLC
7.50%, 06/15/31(U)	100,000	137,921
Kier Group PLC
9.00%, 02/15/29(U)	100,000	141,953
Legal & General Group PLC
(Variable, Euribor 3M + 2.80%), 4.38%, 09/04/55(E) ^	160,000	190,639
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 4.82%, 06/13/29^	675,000	686,442
(Variable, EUR Swap Rate 1Y + 1.50%), 3.13%, 08/24/30(E) ^	425,000	501,370
Macquarie Airfinance Holdings, Ltd.
5.20%, 03/27/28 144A	95,000	96,494
6.40%, 03/26/29 144A	10,000	10,501
5.15%, 03/17/30 144A	203,000	206,083
6.50%, 03/26/31 144A	257,000	275,661
Miller Homes Group Finco PLC
7.00%, 05/15/29(U)	100,000	136,202
Mondi Finance PLC
3.75%, 05/18/33(E)	233,000	272,287
Nationwide Building Society
(Variable, EURIBOR ICE Swap Rate 5Y + 1.85%), 4.00%, 07/30/35(E) ^	196,000	233,529
(Variable, U.S. SOFR + 1.65%), 5.54%, 07/14/36 144A ^	200,000	207,065
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	855,000	844,543
(Variable, Euribor 3M + 1.16%), 3.63%, 09/03/34(E) ^	490,000	573,349
Pension Insurance Corporation PLC
8.00%, 11/13/33(U)	300,000	453,857
Pinewood Finco PLC
6.00%, 03/27/30(U)	100,000	135,874
Pinnacle Bidco PLC
10.00%, 10/11/28(U)	300,000	426,905
RAC Bond Co. PLC
5.25%, 11/04/27(U)	100,000	134,207
Rio Tinto Finance U.S.A. PLC
5.00%, 03/14/32	283,000	292,750
5.88%, 03/14/65Δ	165,000	171,179
Sage Group PLC (The)
2.88%, 02/08/34(U)	181,000	207,935
Severn Trent Utilities Finance PLC
3.88%, 08/04/35(E)	347,000	406,983
3.88%, 08/04/37(E)	180,000	207,794
5.88%, 07/31/38(U)	500,000	684,912
	Par	Value
Smiths Group PLC
3.63%, 11/13/33(E)	$290,000	$334,481
SSE PLC
1.75%, 04/16/30(E)	350,000	391,036
3.50%, 03/18/32(E)	336,000	398,989
Tesco Corporate Treasury Services PLC
3.38%, 05/06/32(E)	133,000	156,033
5.13%, 05/22/34(U)	389,000	515,411
United Kingdom Gilt
4.00%, 10/22/31(U)	780,000	1,046,575
4.25%, 06/07/32(U)	991,000	1,348,362
1.25%, 10/22/41(U)	1,712,000	1,381,153
4.50%, 12/07/42(U)	201,000	255,224
4.50%, 12/07/42(U)	357,000	453,232
1.50%, 07/22/47(U)	1,394,000	993,262
1.25%, 07/31/51(U)	231,000	138,189
3.75%, 07/22/52(U)	1,970,000	2,107,374
4.38%, 07/31/54(U)	573,000	677,373
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U)	200,000	248,403
Vodafone Group PLC
5.75%, 06/28/54	165,000	160,945
(Variable, 3.48% - EUR Swap Rate 5Y), 3.00%, 08/27/80(E) Δ ^	200,000	226,976
Wessex Water Services Finance PLC
1.50%, 09/17/29(U)	300,000	359,508
Zegona Finance PLC
6.75%, 07/15/29(E)	460,000	570,119
		28,010,185
Uruguay — 0.7%
Uruguay Government International Bond
8.50%, 03/15/28(UYU)	9,705,000	253,953
8.25%, 05/21/31(UYU)	48,168,000	1,273,387
8.25%, 05/21/31(UYU)	15,533,000	410,636
9.75%, 07/20/33(UYU)	43,315,000	1,245,493
8.00%, 10/29/35(UYU)	37,777,147	999,290
5.44%, 02/14/37	585,000	609,014
		4,791,773
Uzbekistan — 0.4%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28	681,000	705,997
Republic of Uzbekistan International Bond
5.38%, 05/29/27(E) 144A	105,000	126,406
5.10%, 02/25/29(E) 144A	215,000	261,797
5.10%, 02/25/29(E)	130,000	158,296
3.70%, 11/25/30	400,000	372,363
3.90%, 10/19/31	230,000	212,984
6.95%, 05/25/32 144A	470,000	508,750

See Notes to Financial Statements.

	Par	Value
6.95%, 05/25/32	$392,000	$424,319
		2,770,912
Zambia — 0.0%
Zambia Government International Bond
(Step to 7.50% on 06/30/31), 5.75%, 06/30/33 STEP	63,719	62,858
Total Foreign Bonds (Cost $349,561,179)		353,956,888
LOAN AGREEMENTS — 0.6%
Ardonagh Midco 3 Limited Syndicated Facility B
0.00%, 02/15/31† Σ	203,154	203,113
(Floating, ICE CME Term SOFR USD 6M + 2.75%), 6.42%, 02/15/31†	7,401	7,399
(Floating, ICE CME Term SOFR USD 6M + 2.75%), 6.95%, 02/15/31†	144,156	144,127
Asplundh Tree Expert LLC 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.47%, 05/23/31†	346,272	348,189
Ciena Corporation 2025 Term Loan
(Floating, ICE PRIME USD 3M + 0.75%), 8.00%, 10/24/30†	45,228	45,436
CRC Insurance Group LLC Amendment No.1 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 6.42%, 05/06/31†	36,370	36,477
DaVita, Inc. Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.47%, 05/09/31†	345,212	347,045
Dawn Bidco LLC Term Loan
0.00%, 08/20/32†	358,811	358,172
Herc Holdings, Inc. Amendment No.1 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.52%, 06/02/32†	35,000	35,226
Hilton Domestic Operating Company, Inc. Series B-4 Term Loan
0.00%, 11/08/30† Σ	205,000	206,541
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.48%, 11/08/30†	145,172	146,263
Novelis Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.42%, 03/11/32†	348,246	350,058
	Par	Value
NRG Energy, Inc. 2024 New Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.59%, 04/16/31†	$467,283	$469,234
Open Text Corporation 2023 Replacement Term Loan
0.00%, 01/31/30† Σ	132,996	133,262
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 5.47%, 01/31/30†	203,093	203,500
Resideo Funding, Inc. Fourth Amendment Term Loan
(Floating, ICE CME Term SOFR USD 6M + 2.00%), 5.84%, 06/13/31†	141,370	141,856
Resideo Funding, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.73%, 02/11/28†	30,132	30,254
Resideo Funding, Inc. Sixth Amendment Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 5.72%, 08/13/32†	109,725	110,136
Ryan Specialty LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.72%, 09/15/31†	22,770	22,839
SBA Senior Finance II LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.47%, 01/25/31†	59,088	59,385
Solstice Advanced Materials, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.59%, 10/29/32†	14,323	14,417
Standard Building Solutions, Inc. Initial Term Loan
0.00%, 09/22/28† Σ	70,440	70,820
Trans Union LLC 2024 Refinancing Term B-8 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.47%, 06/24/31†	366,037	367,320
Wyndham Hotels & Resorts, Inc. 2024 Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.47%, 05/24/30†	354,773	356,103
Total Loan Agreements (Cost $4,195,911)		4,207,172

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES — 10.3%
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.49%, 06/15/40 144A † γ	$45,000	$45,242
Angel Oak Mortgage Trust, Series 2025-10, Class A1
0.00%, 09/25/70 144A † γ	442,077	442,953
Angel Oak Mortgage Trust, Series 2025-10, Class A3
(Step to 6.43% on 11/25/29), 5.37%, 09/25/70 144A STEP	248,729	249,399
Arixa Mortgage Trust, Series 2025-RTL1, Class A1
5.74%, 08/25/30 144A	100,000	100,677
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	73,959
BANK5, Series 2025-5YR17, Class A3
5.23%, 11/15/58	666,805	688,658
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A † γ	100,000	83,163
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 5.88%, 12/15/38 144A †	25,000	24,851
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 6.18%, 12/15/38 144A †	25,000	24,812
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 7.47%, 12/15/38 144A †	20,000	19,835
BX Commercial Mortgage Trust, Series 2025-BCAT, Class B
(Floating, CME Term SOFR 1M + 1.55%), 5.30%, 08/15/42 144A †	874,914	876,293
BX Trust, Series 2025-VLT6, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.19%, 03/15/42 144A †	415,000	415,063
CAFL Issuer LLC, Series 2021-RTL1, Class A1
4.24%, 03/28/29 144A STEP	14,185	13,487
Cardinal Mortgage Trust, Series 2025-RTL1, Class A1
5.59%, 11/25/30 144A STEP	100,000	100,317
COLT Mortgage Loan Trust, Series 2024-1, Class A1
(Step to 6.84% on 02/25/28), 5.84%, 02/25/69 144A STEP	881,125	887,904
	Par	Value
COLT Mortgage Loan Trust, Series 2024-6, Class A1
(Step to 6.39% on 11/25/28), 5.39%, 11/25/69 144A STEP	$170,363	$171,447
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 6.97%, 10/25/41 144A †	175,000	177,877
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.00%), 6.87%, 01/25/42 144A †	385,000	392,077
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.50%), 7.37%, 03/25/42 144A †	365,000	375,059
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%), 6.97%, 03/25/42 144A †	512,000	524,667
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 5.60%), 9.47%, 07/25/42 144A †	350,000	373,109
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.60%), 7.47%, 07/25/42 144A †	329,000	340,350
Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 4.75%), 8.62%, 09/25/42 144A †	357,000	378,767
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.75%), 7.62%, 12/25/42 144A †	365,000	381,607
Connecticut Avenue Securities Trust, Series 2025-R06, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 1.85%), 5.72%, 09/25/45 144A †	508,000	511,357
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/12/40 144A † γ	100,000	103,582
ELM Trust, Series 2024-ELM, Class C15
6.19%, 06/10/39 144A † γ	1,000,000	1,006,346

See Notes to Financial Statements.

	Par	Value
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.66%), 6.54%, 12/25/30†	$556,684	$571,971
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	56,706	51,364
3.50%, 04/01/50	33,337	31,237
3.00%, 07/01/50	70,097	62,910
2.50%, 12/01/50	361,503	307,013
2.50%, 08/01/51	114,872	98,133
2.50%, 09/01/51	494,713	422,679
2.50%, 01/01/52	243,826	208,151
2.00%, 02/01/52	533,780	434,017
2.50%, 02/01/52	1,022,054	871,234
2.00%, 03/01/52	1,042,968	847,872
2.50%, 03/01/52	942,877	807,062
2.50%, 04/01/52	240,641	205,207
2.50%, 05/01/52	235,718	200,939
3.00%, 05/01/52	2,635,933	2,346,283
3.50%, 05/01/52	27,630	25,670
2.50%, 06/01/52	2,047,905	1,745,693
3.50%, 06/01/52	45,740	42,496
2.50%, 07/01/52	107,882	91,963
4.50%, 08/01/52	589,160	578,897
3.00%, 09/01/52	185,619	164,949
4.00%, 09/01/52	89,465	85,545
4.50%, 09/01/52	177,010	173,926
5.50%, 09/01/52	324,945	333,156
2.50%, 10/01/52	282,966	240,611
3.00%, 10/01/52	96,394	85,635
5.00%, 10/01/52	310,462	311,367
5.50%, 10/01/52	291,877	297,513
5.00%, 11/01/52	472,433	474,386
5.50%, 12/01/52	63,992	65,300
5.00%, 01/01/53	319,785	320,762
5.00%, 02/01/53	689,295	691,367
5.50%, 02/01/53	219,378	223,543
6.00%, 03/01/53	173,041	178,372
5.00%, 04/01/53	350,548	350,264
6.00%, 04/01/53	437,019	451,132
4.50%, 05/01/53	104,730	102,749
5.50%, 05/01/53	278,856	284,029
6.00%, 05/01/53	731,192	753,947
6.00%, 06/01/53	636,701	656,345
5.00%, 08/01/53	57,616	57,721
5.50%, 08/01/53	141,389	143,946
6.00%, 09/01/53	296,407	306,822
6.00%, 10/01/53	34,524	35,553
5.00%, 11/01/53	282,532	283,207
4.50%, 12/01/53	132,093	129,424
6.00%, 02/01/54	180,179	185,317
4.50%, 07/01/54	148,039	144,817
5.50%, 07/01/54	455,382	462,378
6.00%, 08/01/54	182,078	187,107
5.00%, 10/01/54	318,411	318,153
5.00%, 12/01/54	159,563	159,433
	Par	Value
6.00%, 03/01/55	$197,923	$203,408
5.00%, 06/01/55	1,047,427	1,049,511
6.00%, 06/01/55	115,910	119,131
Federal Home Loan Mortgage Corporation REMIC, Series 5566
(Floating, U.S. 30-Day Average SOFR + 3.55%), 7.42%, 08/25/55†	14,461	14,478
Federal Home Loan Mortgage Corporation REMIC, Series 5575
(Floating, U.S. 30-Day Average SOFR + 3.95%), 7.82%, 09/25/55†	260,934	275,145
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class B1
(Floating, U.S. 30-Day Average SOFR + 4.75%), 8.62%, 02/25/42 144A †	365,000	379,572
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class B1
(Floating, U.S. 30-Day Average SOFR + 7.00%), 10.87%, 03/25/42 144A †	355,000	378,749
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA2, Class M2
(Floating, U.S. 30-Day Average SOFR + 6.00%), 9.87%, 07/25/42 144A †	350,000	374,641
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2025-DNA1, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.35%), 5.22%, 01/25/45 144A †	250,000	250,398
Federal National Mortgage Association
3.00%, 08/01/46	64,148	58,391
3.00%, 12/01/47	191,540	174,847
3.50%, 08/01/49	82,847	77,627
4.00%, 08/01/49	70,952	68,488
3.50%, 09/01/49	142,586	133,572
4.00%, 10/01/49	106,804	103,029
3.00%, 03/01/50	92,089	82,647
3.00%, 05/01/50	99,329	89,021
3.50%, 06/01/50	26,685	24,976
2.50%, 07/01/50	46,862	40,206
3.00%, 07/01/50	28,956	25,906
2.50%, 12/01/50	449,683	382,745
2.50%, 05/01/51	947,992	806,676
3.00%, 07/01/51	164,292	145,870
2.50%, 09/01/51	537,691	459,415
2.50%, 01/01/52	275,581	235,745
3.00%, 02/01/52	262,550	233,451
2.00%, 03/01/52	2,023,598	1,644,752
2.50%, 03/01/52	846,496	720,531
2.50%, 04/01/52	800,210	682,381

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.00%, 04/01/52	$66,710	$59,250
3.00%, 05/01/52	310,768	276,124
3.50%, 05/01/52	375,491	350,031
4.00%, 07/01/52	171,439	164,630
4.00%, 08/01/52	123,949	118,528
5.00%, 08/01/52	185,166	185,789
4.50%, 09/01/52	704,088	691,387
4.50%, 10/01/52	555,816	546,134
5.00%, 11/01/52	154,282	154,762
6.00%, 12/01/52	761,048	786,845
4.50%, 01/01/53	762,505	748,628
5.00%, 01/01/53	454,285	455,884
5.50%, 01/01/53	822,178	837,973
4.50%, 02/01/53	139,922	137,340
5.00%, 02/01/53	141,164	141,588
5.50%, 02/01/53	396,084	402,425
5.00%, 03/01/53	637,841	639,601
5.00%, 04/01/53	664,547	666,476
4.00%, 07/01/53	227,859	216,992
5.50%, 07/01/53	665,346	677,692
6.00%, 07/01/53	568,136	584,974
5.50%, 10/01/53	100,886	102,687
5.50%, 01/01/54	728,132	740,129
6.50%, 01/01/54	173,387	180,410
5.50%, 02/01/54	238,802	243,076
4.00%, 03/01/54	99,518	95,093
5.50%, 03/01/54	561,391	570,361
6.00%, 06/01/54	42,737	43,930
5.00%, 09/01/54	184,231	184,082
5.50%, 09/01/54	323,455	329,525
5.00%, 11/01/54	470,131	469,920
5.50%, 11/01/54	276,930	281,213
5.00%, 03/01/55	747,015	747,065
5.50%, 03/01/55	232,076	235,642
5.00%, 04/01/55	105,562	105,476
6.00%, 05/01/55	557,649	573,161
5.50%, 06/01/55	411,245	417,563
6.00%, 08/01/55	246,473	253,346
Federal National Mortgage Association REMIC, Series 2017-66
(Floating, U.S. 30-Day Average SOFR + 0.46%, 0.35% Floor, 6.50% Cap), 4.34%, 09/25/47†	706,876	691,005
Federal National Mortgage Association REMIC, Series 2021-1
2.50%, 02/25/51 IO	339,861	49,338
Federal National Mortgage Association REMIC, Series 2022-57
(Floating, U.S. 30-Day Average SOFR + 0.70%, 0.70% Floor, 6.00% Cap), 4.57%, 09/25/52†	1,868,453	1,838,528
Federal National Mortgage Association REMIC, Series 2022-60
(Floating, U.S. 30-Day Average SOFR + 0.70%, 0.70% Floor, 6.00% Cap), 4.57%, 09/25/52†	1,107,231	1,089,498
	Par	Value
Federal National Mortgage Association REMIC, Series 2024-69
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 6.50% Cap), 5.12%, 10/25/54†	$704,491	$708,179
Federal National Mortgage Association REMIC, Series 2024-88
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.27%, 12/25/54†	410,149	413,376
Federal National Mortgage Association REMIC, Series 2025-86
(Floating, U.S. 30-Day Average SOFR + 1.20%), 5.07%, 10/25/55†	1,433,175	1,440,007
FHLMC Multifamily Structured Pass-Through Certificates, Series K124
0.81%, 12/25/30† IO γ	428,302	12,737
FHLMC Multifamily Structured Pass-Through Certificates, Series K-128
0.61%, 03/25/31† IO γ	5,114,493	110,729
FHLMC Multifamily Structured Pass-Through Certificates, Series K-171
0.28%, 07/25/35† IO γ	37,024,475	472,221
FHLMC Multifamily Structured Pass-Through Certificates, Series K-174
0.00%, 10/25/35† γ	64,995,904	448,540
FHLMC Multifamily Structured Pass-Through Certificates, Series K-175
0.05%, 11/25/35† IO γ	49,068,906	460,252
FHLMC Multifamily Structured Pass-Through Certificates, Series K-547
0.58%, 05/25/30† IO γ	7,224,028	122,886
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	18,501	18,104
Government National Mortgage Association
4.50%, 09/20/52	167,122	164,349
5.00%, 11/20/52	94,696	94,972
5.00%, 03/20/53	153,899	154,188
5.50%, 03/20/53	220,284	224,139
5.00%, 07/20/53	128,711	129,098
5.50%, 07/20/53	48,034	48,860
5.50%, 10/20/53	37,447	38,054
5.00%, 11/20/53	83,711	84,083
5.00%, 01/20/54	119,829	120,178
5.50%, 02/20/54	138,139	139,871
4.50%, 04/20/54	137,220	134,094
5.00%, 07/20/54	92,763	92,805
5.50%, 08/20/54	178,247	180,481
4.50%, 09/20/54	57,051	55,744
5.00%, 10/20/54	129,300	129,318

See Notes to Financial Statements.

	Par	Value
5.50%, 11/20/54	$136,204	$138,038
5.50%, 01/20/55	2,120,279	2,145,290
6.00%, 07/20/55	1,573,903	1,608,055
Government National Mortgage Association, Series 2016-37
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor, 6.50% Cap), 4.25%, 03/20/46†	653,428	643,566
Government National Mortgage Association, Series 2017-161
(Floating, CME Term SOFR 1M + 0.36%, 0.25% Floor, 6.50% Cap), 4.10%, 10/20/47†	460,227	447,977
Government National Mortgage Association, Series 2025-115
(Floating, 5.35% - U.S. 30-Day Average SOFR), 1.43%, 07/20/55† IO	737,083	35,391
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A
(Floating, CME Term SOFR 1M + 1.60%, 1.60% Floor), 5.35%, 01/15/42 144A †	100,000	100,115
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	109,821
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1
5.44%, 07/25/70 144A † γ	290,735	293,298
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1
0.00%, 07/25/70 144A † γ	651,293	655,914
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1B
(Step to 6.15% on 09/25/29), 5.15%, 07/25/70 144A STEP	940,032	942,598
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1
5.35%, 07/25/65 144A † γ	1,618,345	1,632,532
NYMT Loan Trust, Series 2024-CP1, Class A1
3.75%, 02/25/68 144A	81,952	76,717
OBX Trust, Series 2024-NQM3, Class A1
(Step to 7.13% on 03/25/28), 6.13%, 12/25/63 144A STEP	71,468	72,221
OBX Trust, Series 2025-NQM13, Class A1
5.44%, 05/25/65 144A † γ	359,836	363,275
	Par	Value
OBX Trust, Series 2025-NQM13, Class A2
(Step to 6.61% on 08/25/29), 5.61%, 05/25/65 144A STEP	$868,839	$874,904
OBX Trust, Series 2025-NQM18, Class A1
0.00%, 09/25/65 144A † γ	285,492	286,643
PMT Loan Trust, Series 2025-INV10, Class A36
(Floating, U.S. 30-Day Average SOFR + 1.35%), 5.22%, 10/01/56 144A †	437,012	437,266
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	80,728	80,830
PRPM LLC, Series 2025-8, Class A1
(Step to 8.39% on 11/25/28), 5.39%, 10/25/30 144A STEP	144,552	144,889
RCO X Mortgage LLC, Series 2025-1, Class A1
(Step to 8.88% on 02/25/28), 5.88%, 01/25/30 144A STEP	177,675	178,188
Redwood Funding Trust, Series 2025-1, Class A
7.58%, 05/27/55 144A STEP	125,488	126,554
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 05/25/27), 5.59%, 10/25/39 144A STEP	120,000	121,266
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	35,672	34,462
TVC Mortgage Trust, Series 2024-RRTL1, Class A1
(Step to 6.55% on 03/25/27), 5.55%, 07/25/39 144A STEP	110,000	110,293
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59	25,000	23,887
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.15%, 08/15/46† γ	31,586	30,541
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	22,420	19,562
Total Mortgage-Backed Securities (Cost $71,730,652)		72,443,193
MUNICIPAL BOND — 0.0%
National Finance Authority Utility, Revenue Bond, Series A
6.89%, 04/01/34 144A (Cost $230,494)	225,000	237,933

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
PURCHASED OPTION — 0.0%
Call Swaption — 0.0%
iTraxx Europe & Crossover Series 44 ( Pay Quarterly); Credit Default Swap Maturing 12/20/30 EUR, Strike Price $60.00, Expires 01/21/26 (BAR)	1	$128,000,000	$17,404
Total Purchased Options (Premiums paid $361,246)			17,404

	Par
U.S. TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Bill
3.62%, 04/30/26Ω	$1,044,000	1,032,006
U.S. Treasury Bonds
4.25%, 11/15/40	650,000	629,510
3.88%, 05/15/43	4,723,000	4,254,021
5.00%, 05/15/45	1,340,700	1,381,759
4.88%, 08/15/45	695,000	704,556
4.63%, 11/15/45	192,000	188,340
1.63%, 11/15/50	3,503,500	1,849,602
4.75%, 11/15/53	322,000	317,547
4.75%, 05/15/55	1,555,100	1,535,418
4.63%, 11/15/55	105,000	101,620
		10,962,373
U.S. Treasury Notes
3.88%, 10/15/27‡‡	7,838,000	7,892,345
3.75%, 05/15/28	3,000,000	3,017,344
4.00%, 03/31/30‡‡	14,314,000	14,509,420
3.88%, 07/31/30	1,917,000	1,933,100
3.50%, 11/30/30	6,857,000	6,795,394
3.75%, 11/30/32	2,600,000	2,574,406
4.25%, 11/15/34	290,800	294,503
4.25%, 05/15/35	2,604,000	2,631,871
4.00%, 11/15/35	200,000	197,578
		39,845,961
Total U.S. Treasury Obligations (Cost $51,553,669)		51,840,340

	Shares	Value
COMMON STOCK — 0.0%
Communication Services — 0.0%
Optimum Communications, Inc. Class A* (Cost $261,222)	16,976	$28,010
FOREIGN COMMON STOCKS — 0.0%
China — 0.0%
Times China Holdings, Ltd.*	43,613	571
Yuzhou Group Holdings Co., Ltd.*	37,404	505
Total Foreign Common Stocks (Cost $2,666)		1,076
MONEY MARKET FUNDS — 7.1%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø §	22,334,137	22,334,137
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø ∞	27,931,859	27,931,859
Total Money Market Funds (Cost $50,265,996)		50,265,996
TOTAL INVESTMENTS — 101.8% (Cost $710,460,167)		717,986,321

	Number of Contracts	Notional Amount
WRITTEN OPTION — (0.0)%
Call Swaption — (0.0)%
iTraxx Europe & Crossover Series 44 ( Pay Quarterly); Credit Default Swap Maturing 12/20/30 EUR, Strike Price $70.00, Expires 01/21/26 (BAR)	(1)	$(128,000,000)	(6,137)
Total Written Options (Premiums received $ (205,355))			(6,137)
Liabilities in Excess of Other Assets — (1.8)%			(13,009,825)
NET ASSETS — 100.0%			$704,970,359

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	03/2026	(49)	$(6,341,239)	$54,793
Euro-Bobl	03/2026	48	6,552,540	(8,917)
Euro-BTP	03/2026	17	2,401,004	(1,816)
Euro-Bund	03/2026	(112)	(16,791,071)	113,671
Euro-Schatz	03/2026	98	12,298,963	2,195
10 -Year Mini JGB	03/2026	33	2,786,166	(31,332)
10-Year Commonwealth Treasury Bond	03/2026	1	73,064	216

See Notes to Financial Statements.

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
3-Year Commonwealth Treasury Bond	03/2026	(157)	$(11,000,801)	$15,244
British Pounds/U.S. Dollars	03/2026	3	252,338	2,434
Euro/U.S. Dollars	03/2026	7	1,030,750	4,453
Japanese Yen/U.S. Dollars	03/2026	3	240,694	(1,746)
Canadian Dollars/U.S. Dollars	03/2026	2	146,240	1,123
10-Year Bond	03/2026	(3)	(264,275)	3,959
10-Year U.S. Treasury Note	03/2026	148	16,640,750	(108,144)
2-Year Bond	03/2026	(222)	(17,080,842)	40,689
5-Year Canadian Government Bond	03/2026	(89)	(7,346,042)	30,350
U.S. Treasury Long Bond	03/2026	16	1,849,500	(17,967)
Ultra 10-Year U.S. Treasury Note	03/2026	(388)	(44,626,062)	192,610
Ultra Long U.S. Treasury Bond	03/2026	(11)	(1,298,000)	30,257
10-Year Japanese Treasury Bond	03/2026	2	1,690,628	(15,663)
Long GILT	03/2026	16	1,970,595	6,441
2-Year U.S. Treasury Note	03/2026	189	39,461,133	17,455
5-Year U.S. Treasury Note	03/2026	885	96,734,648	(197,916)
Total Futures Contracts outstanding at December 31, 2025			$79,380,681	$132,389
Forward Foreign Currency Contracts outstanding at December 31, 2025:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/15/26	U.S. Dollars	13,570,152	Japanese Yen	2,043,345,226	BNP	$507,268
01/15/26	Australian Dollars	47,419,306	U.S. Dollars	31,146,984	GSC	501,042
01/15/26	U.S. Dollars	12,440,162	Japanese Yen	1,872,995,222	UBS	466,308
01/16/26	Chinese Offshore Yuan	137,567,377	U.S. Dollars	19,394,664	SS	346,162
01/15/26	Swedish Kronor	130,134,214	U.S. Dollars	13,825,943	GSC	320,706
01/15/26	U.S. Dollars	12,717,684	Japanese Yen	1,944,797,581	GSC	284,805
01/15/26	Swedish Kronor	146,481,492	U.S. Dollars	15,656,635	BNP	267,096
01/15/26	British Pounds	10,713,950	U.S. Dollars	14,193,635	GSC	247,945
01/15/26	U.S. Dollars	5,621,428	Japanese Yen	841,561,458	CITI	241,417
01/15/26	U.S. Dollars	5,321,064	Japanese Yen	795,626,731	SS	234,709
01/16/26	Euro	23,837,426	U.S. Dollars	27,813,278	JPM	222,423
01/15/26	Chinese Yuans	124,056,192	U.S. Dollars	17,529,736	GSC	212,669
01/15/26	Mexican Pesos	107,461,772	U.S. Dollars	5,784,580	UBS	174,128
01/15/26	Canadian Dollars	15,698,096	U.S. Dollars	11,279,270	GSC	165,920
01/15/26	British Pounds	9,819,870	U.S. Dollars	13,100,286	UBS	136,144
01/15/26	Euro	20,464,331	U.S. Dollars	23,934,072	GSC	133,283
01/15/26	South African Rand	54,591,407	U.S. Dollars	3,163,884	GSC	129,090
01/15/26	U.S. Dollars	11,622,767	New Zealand Dollars	19,955,574	SC	125,673
01/16/26	U.S. Dollars	9,658,541	South Korean Won	13,743,461,806	BAR	124,991
01/15/26	Swedish Kronor	65,502,099	U.S. Dollars	7,007,746	CITI	112,866
01/15/26	Swiss Francs	8,484,018	U.S. Dollars	10,620,950	GSC	107,785
01/15/26	Hungarian Forint	1,097,292,044	U.S. Dollars	3,246,154	GSC	105,575
01/15/26	Euro	26,016,012	U.S. Dollars	30,492,372	SS	104,113
01/16/26	Canadian Dollars	7,493,822	U.S. Dollars	5,371,178	SS	92,684
01/15/26	Mexican Pesos	53,996,596	U.S. Dollars	2,905,735	SS	88,353
01/15/26	U.S. Dollars	7,951,032	Norwegian Kroner	79,273,469	SS	86,212
01/15/26	Czech Republic Koruna	117,654,295	U.S. Dollars	5,642,574	SS	82,076
01/15/26	Mexican Pesos	46,332,601	U.S. Dollars	2,488,993	GSC	80,129
01/15/26	U.S. Dollars	7,108,217	New Zealand Dollars	12,207,163	UBS	75,249

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/15/26	Euro	16,380,478	U.S. Dollars	19,190,738	UBS	$73,747
01/15/26	Turkish Lira	85,318,466	U.S. Dollars	1,891,642	RBC	72,800
01/16/26	U.S. Dollars	1,918,913	Japanese Yen	288,801,219	JPM	72,469
01/15/26	British Pounds	1,885,832	U.S. Dollars	2,469,554	BNP	72,402
01/15/26	Polish Zloty	14,001,182	U.S. Dollars	3,829,518	UBS	70,110
01/15/26	Canadian Dollars	5,862,952	U.S. Dollars	4,205,245	UBS	69,325
01/15/26	New Zealand Dollars	11,827,474	U.S. Dollars	6,750,438	GSC	63,778
01/15/26	British Pounds	8,256,584	U.S. Dollars	11,066,641	SC	62,598
01/15/26	Canadian Dollars	6,464,676	U.S. Dollars	4,652,101	RBC	61,174
01/16/26	South Korean Won	5,671,120,766	U.S. Dollars	3,875,107	CITI	58,830
01/15/26	Australian Dollars	3,777,810	U.S. Dollars	2,463,796	BNP	57,545
01/15/26	Norwegian Kroner	70,655,342	U.S. Dollars	6,952,305	GSC	57,500
01/15/26	Israeli Shekels	6,214,197	U.S. Dollars	1,896,498	UBS	54,768
01/15/26	Canadian Dollars	6,073,118	U.S. Dollars	4,373,081	SC	54,717
01/16/26	Euro	4,846,552	U.S. Dollars	5,650,821	SS	49,311
01/16/26	Canadian Dollars	2,812,599	U.S. Dollars	2,002,375	UBS	48,334
01/15/26	Canadian Dollars	5,149,296	U.S. Dollars	3,706,401	BNP	47,856
01/15/26	U.S. Dollars	6,765,815	New Zealand Dollars	11,662,114	GSC	46,869
01/16/26	British Pounds	2,649,038	U.S. Dollars	3,524,175	SS	46,519
01/16/26	Canadian Dollars	5,815,526	U.S. Dollars	4,194,211	CITI	45,979
01/15/26	Euro	14,296,246	U.S. Dollars	16,767,528	SC	45,767
01/16/26	Thai Baht	44,185,361	U.S. Dollars	1,358,686	JPM	45,229
02/19/26	Chilean Pesos	1,214,356,816	U.S. Dollars	1,308,504	CITI	41,601
01/15/26	Czech Republic Koruna	56,220,147	U.S. Dollars	2,694,039	SC	41,438
01/16/26	U.S. Dollars	1,960,834	South Korean Won	2,767,500,945	MSCS	41,076
01/15/26	Euro	4,977,593	U.S. Dollars	5,813,854	RBC	40,112
01/15/26	Hungarian Forint	373,386,382	U.S. Dollars	1,101,428	SS	39,098
01/16/26	Czech Republic Koruna	34,582,181	U.S. Dollars	1,643,856	SS	38,821
01/15/26	Malaysian Ringgit	4,244,715	U.S. Dollars	1,011,248	BAR	35,796
01/16/26	Mexican Pesos	17,286,465	U.S. Dollars	924,339	MSCS	34,093
01/16/26	Swedish Kronor	9,852,327	U.S. Dollars	1,037,385	SS	33,702
01/15/26	U.S. Dollars	2,909,029	Norwegian Kroner	28,983,931	UBS	33,497
01/15/26	U.S. Dollars	2,798,754	Norwegian Kroner	27,873,908	CITI	33,348
01/15/26	Euro	2,671,545	U.S. Dollars	3,108,957	BNP	32,950
01/16/26	Australian Dollars	3,973,641	U.S. Dollars	2,620,010	SS	32,045
01/16/26	South African Rand	9,801,733	U.S. Dollars	559,305	MLIB	31,896
01/16/26	Mexican Pesos	15,762,722	U.S. Dollars	843,333	BAR	30,616
01/15/26	Australian Dollars	3,787,961	U.S. Dollars	2,498,047	CITI	30,069
01/15/26	Malaysian Ringgit	3,393,271	U.S. Dollars	809,116	GSC	27,903
01/15/26	Swedish Kronor	14,105,719	U.S. Dollars	1,505,663	RBC	27,743
01/15/26	U.S. Dollars	2,755,679	New Zealand Dollars	4,735,262	RBC	27,531
01/15/26	Mexican Pesos	16,675,780	U.S. Dollars	897,170	SC	27,495
01/15/26	Israeli Shekels	3,049,553	U.S. Dollars	930,286	SS	27,278
01/15/26	Hungarian Forint	245,199,821	U.S. Dollars	723,584	SC	25,390
01/16/26	Euro	1,677,866	U.S. Dollars	1,949,086	CITI	24,287
01/16/26	British Pounds	2,452,948	U.S. Dollars	3,282,248	HSBC	24,133
01/15/26	U.S. Dollars	11,369,550	Swiss Francs	8,971,723	UBS	24,072
01/16/26	U.S. Dollars	1,324,677	Japanese Yen	203,556,912	HSBC	23,240
01/15/26	South African Rand	9,272,163	U.S. Dollars	536,447	BNP	22,854
01/15/26	South African Rand	8,452,336	U.S. Dollars	487,474	SC	22,375
01/15/26	Turkish Lira	28,541,163	U.S. Dollars	635,650	UBS	21,506
01/15/26	Australian Dollars	1,174,130	U.S. Dollars	762,325	RBC	21,298
01/15/26	U.S. Dollars	1,819,537	New Zealand Dollars	3,121,675	CITI	21,032
01/16/26	Polish Zloty	2,786,213	U.S. Dollars	755,458	MLIB	20,556
01/15/26	Polish Zloty	4,106,086	U.S. Dollars	1,123,296	RBC	20,337
01/16/26	British Pounds	1,035,827	U.S. Dollars	1,377,229	CITI	18,984

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/16/26	South African Rand	5,153,226	U.S. Dollars	292,419	SS	$18,403
02/03/26	U.S. Dollars	2,395,870	Brazilian Reals	13,144,000	CITI	18,250
01/15/26	Czech Republic Koruna	25,099,939	U.S. Dollars	1,203,257	CITI	18,019
01/16/26	U.S. Dollars	1,837,306	Japanese Yen	284,593,514	MSCS	17,763
01/16/26	Australian Dollars	2,965,184	U.S. Dollars	1,961,688	JPM	17,311
01/15/26	Euro	5,277,246	U.S. Dollars	6,189,101	CITI	17,276
01/15/26	Australian Dollars	1,874,741	U.S. Dollars	1,234,147	UBS	17,071
01/15/26	U.S. Dollars	8,032,366	Swiss Francs	6,338,340	CITI	17,017
01/15/26	Polish Zloty	2,180,750	U.S. Dollars	590,701	GSC	16,684
01/15/26	Swedish Kronor	5,820,668	U.S. Dollars	616,710	UBS	16,044
01/16/26	Canadian Dollars	1,708,216	U.S. Dollars	1,230,033	JPM	15,454
01/15/26	U.S. Dollars	7,577,801	Swiss Francs	5,980,355	RBC	15,153
01/16/26	Australian Dollars	2,210,869	U.S. Dollars	1,461,581	BAR	13,979
01/15/26	South African Rand	5,364,937	U.S. Dollars	309,660	RBC	13,955
01/15/26	New Zealand Dollars	1,115,984	U.S. Dollars	629,037	BNP	13,920
01/15/26	Czech Republic Koruna	18,171,017	U.S. Dollars	870,742	RBC	13,397
02/19/26	Chilean Pesos	173,558,209	U.S. Dollars	180,199	BAR	12,761
01/15/26	U.S. Dollars	885,145	Japanese Yen	136,500,000	SC	12,515
01/15/26	British Pounds	961,712	U.S. Dollars	1,283,805	RBC	12,509
01/15/26	Swedish Kronor	7,368,489	U.S. Dollars	788,880	SC	12,134
01/16/26	Euro	771,055	U.S. Dollars	895,368	HSBC	11,486
01/20/26	Israeli Shekels	1,445,048	U.S. Dollars	443,071	HSBC	10,668
01/16/26	Chinese Offshore Yuan	8,576,098	U.S. Dollars	1,220,204	HSBC	10,460
01/16/26	South African Rand	4,730,123	U.S. Dollars	275,342	CITI	9,960
01/15/26	South Korean Won	1,126,062,437	U.S. Dollars	771,317	SC	9,844
01/15/26	Australian Dollars	959,960	U.S. Dollars	630,886	SC	9,799
01/15/26	U.S. Dollars	841,042	Norwegian Kroner	8,382,868	SC	9,368
01/15/26	Israeli Shekels	1,026,361	U.S. Dollars	313,114	SC	9,165
01/15/26	Chilean Pesos	580,162,801	U.S. Dollars	635,795	GSC	8,731
01/15/26	Turkish Lira	13,934,345	U.S. Dollars	312,107	GSC	8,729
01/16/26	Hungarian Forint	80,898,694	U.S. Dollars	238,890	MLIB	8,201
01/15/26	Czech Republic Koruna	14,000,000	U.S. Dollars	673,014	GSC	8,178
01/15/26	Chinese Yuans	4,781,769	U.S. Dollars	676,292	CITI	7,593
01/15/26	Thai Baht	9,458,559	U.S. Dollars	293,203	UBS	7,307
01/15/26	U.S. Dollars	622,507	Brazilian Reals	3,385,677	GSC	7,143
02/03/26	U.S. Dollars	942,132	Brazilian Reals	5,170,343	BAR	6,868
01/15/26	U.S. Dollars	4,036,270	Norwegian Kroner	40,620,607	GSC	6,249
01/15/26	U.S. Dollars	622,754	New Zealand Dollars	1,070,204	SS	6,172
01/16/26	Swiss Francs	745,952	U.S. Dollars	937,432	MLIB	5,991
01/15/26	Canadian Dollars	667,197	U.S. Dollars	480,606	CITI	5,835
01/16/26	Singapore Dollars	1,169,007	U.S. Dollars	904,646	BAR	5,811
01/16/26	Romanian Leu	1,315,043	U.S. Dollars	297,307	MSCS	5,809
01/15/26	Brazilian Reals	1,709,734	U.S. Dollars	305,367	SS	5,385
01/15/26	Mexican Pesos	3,232,287	U.S. Dollars	173,953	RBC	5,276
01/16/26	Euro	475,288	U.S. Dollars	553,885	MSCS	5,112
01/16/26	Danish Kroner	3,400,442	U.S. Dollars	530,442	SS	5,109
01/15/26	Polish Zloty	1,006,189	U.S. Dollars	275,201	SS	5,044
01/15/26	Hungarian Forint	47,669,187	U.S. Dollars	140,693	RBC	4,915
01/15/26	Brazilian Reals	1,713,465	U.S. Dollars	306,570	SC	4,861
01/15/26	U.S. Dollars	626,660	Japanese Yen	97,286,718	RBC	4,716
01/15/26	Norwegian Kroner	25,208,189	U.S. Dollars	2,496,294	UBS	4,642
01/16/26	U.S. Dollars	564,180	New Zealand Dollars	971,494	HSBC	4,444
01/16/26	Czech Republic Koruna	7,835,357	U.S. Dollars	377,084	HSBC	4,164
01/30/26	U.S. Dollars	2,966,007	Indonesian Rupiahs	49,484,867,170	MS	3,995
01/15/26	U.S. Dollars	1,595,605	Swiss Francs	1,258,755	GSC	3,806
01/15/26	Swiss Francs	240,168	U.S. Dollars	299,978	UBS	3,735

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/15/26	Norwegian Kroner	6,277,893	U.S. Dollars	619,122	SC	$3,716
01/15/26	South Korean Won	452,629,574	U.S. Dollars	310,341	CITI	3,652
01/15/26	New Zealand Dollars	1,083,302	U.S. Dollars	620,603	RBC	3,525
01/15/26	U.S. Dollars	307,727	Brazilian Reals	1,674,142	SS	3,443
01/15/26	Mexican Pesos	2,140,706	U.S. Dollars	115,291	CITI	3,410
01/16/26	Euro	479,300	U.S. Dollars	560,401	BAR	3,314
01/15/26	Norwegian Kroner	6,241,165	U.S. Dollars	615,997	RBC	3,197
01/16/26	Australian Dollars	851,312	U.S. Dollars	565,006	CITI	3,169
01/16/26	U.S. Dollars	1,052,208	Euro	892,069	SS	3,027
01/16/26	Swiss Francs	757,525	U.S. Dollars	955,160	CITI	2,899
01/15/26	British Pounds	375,689	U.S. Dollars	503,517	SS	2,882
01/15/26	U.S. Dollars	590,988	Swiss Francs	465,060	BNP	2,881
01/16/26	Czech Republic Koruna	3,134,950	U.S. Dollars	149,845	JPM	2,693
01/15/26	Romanian Leu	907,138	U.S. Dollars	206,506	SC	2,600
01/15/26	New Zealand Dollars	812,432	U.S. Dollars	465,558	SS	2,512
01/16/26	U.S. Dollars	337,183	Japanese Yen	52,357,595	RBC	2,436
01/16/26	U.S. Dollars	928,545	Japanese Yen	144,874,475	BAR	2,293
01/16/26	Canadian Dollars	505,276	U.S. Dollars	366,125	HSBC	2,280
01/16/26	Polish Zloty	411,224	U.S. Dollars	112,353	UBS	2,181
01/15/26	Norwegian Kroner	4,724,923	U.S. Dollars	466,705	BNP	2,060
01/16/26	Japanese Yen	296,033,323	U.S. Dollars	1,891,049	HSBC	1,634
01/15/26	British Pounds	156,377	Euro	177,995	RBC	1,451
01/16/26	U.S. Dollars	922,877	South Korean Won	1,328,666,018	CITI	1,209
01/15/26	U.S. Dollars	1,561,865	Euro	1,327,042	GSC	1,179
01/15/26	Danish Kroner	2,488,718	U.S. Dollars	391,029	SC	906
01/15/26	New Zealand Dollars	812,330	U.S. Dollars	467,124	UBS	887
01/15/26	U.S. Dollars	1,336,278	Singapore Dollars	1,715,189	GSC	531
01/16/26	Czech Republic Koruna	4,684,905	U.S. Dollars	227,424	BAR	531
01/16/26	U.S. Dollars	329,035	New Zealand Dollars	570,243	SS	484
01/16/26	U.S. Dollars	193,242	Japanese Yen	30,158,218	SS	427
01/16/26	U.S. Dollars	888,320	Euro	754,973	HSBC	380
01/16/26	Canadian Dollars	259,117	U.S. Dollars	188,548	BAR	378
01/15/26	British Pounds	210,285	Euro	240,701	SC	369
01/16/26	U.S. Dollars	149,155	Japanese Yen	23,285,491	UBS	279
01/15/26	Chilean Pesos	2,730,427	U.S. Dollars	2,834	UBS	199
01/16/26	U.S. Dollars	151,624	Euro	128,757	MLIB	190
03/18/26	U.S. Dollars	99,259	Euro	84,000	MLIB	183
01/15/26	British Pounds	4,254	Euro	4,808	CITI	80
01/15/26	Singapore Dollars	575,182	U.S. Dollars	447,882	SC	56
01/15/26	U.S. Dollars	497	Brazilian Reals	2,705	UBS	5
01/15/26	Colombian Pesos	628,871	U.S. Dollars	160	UBS	5
01/15/26	U.S. Dollars	40	Indonesian Rupiahs	674,019	RBC	— Φ
Subtotal Appreciation						$8,676,339
01/15/26	Indian Rupees	27,934	U.S. Dollars	313	RBC	$(3)
01/15/26	U.S. Dollars	5,591	Chinese Yuans	39,687	UBS	(85)
01/16/26	U.S. Dollars	254,649	Canadian Dollars	349,997	HSBC	(540)
01/16/26	Euro	725,305	U.S. Dollars	853,683	MSCS	(637)
01/16/26	U.S. Dollars	338,815	Singapore Dollars	435,900	SS	(676)
01/15/26	Indonesian Rupiahs	8,731,467,112	U.S. Dollars	524,035	GSC	(906)
01/16/26	Japanese Yen	17,546,214	U.S. Dollars	113,103	BAR	(921)
01/15/26	U.S. Dollars	80,019	Australian Dollars	121,403	CITI	(1,006)
01/16/26	Japanese Yen	17,531,512	U.S. Dollars	113,114	MSCS	(1,026)
01/16/26	U.S. Dollars	377,262	Swiss Francs	299,153	JPM	(1,084)
01/15/26	U.S. Dollars	617,895	Swiss Francs	489,682	SC	(1,348)
01/16/26	U.S. Dollars	116,232	Euro	100,000	BAR	(1,380)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/15/26	Singapore Dollars	1,715,125	U.S. Dollars	1,337,101	UBS	$(1,404)
01/16/26	Norwegian Kroner	18,372,484	U.S. Dollars	1,824,194	MLIB	(1,431)
01/16/26	U.S. Dollars	611,351	Norwegian Kroner	6,178,225	HSBC	(1,600)
01/15/26	U.S. Dollars	101,213	Polish Zloty	370,000	RBC	(1,840)
01/16/26	U.S. Dollars	112,011	Chinese Offshore Yuan	793,547	CITI	(1,863)
01/15/26	South Korean Won	120,336,251	U.S. Dollars	85,470	CITI	(1,992)
01/15/26	U.S. Dollars	299,209	South Korean Won	434,274,710	SC	(2,052)
01/15/26	Brazilian Reals	1,674,335	U.S. Dollars	306,559	SC	(2,240)
01/15/26	U.S. Dollars	222,038	Chinese Yuans	1,569,697	RBC	(2,459)
01/15/26	U.S. Dollars	448,449	Brazilian Reals	2,481,696	BNP	(2,611)
01/15/26	Brazilian Reals	1,680,934	U.S. Dollars	308,137	SS	(2,619)
01/15/26	Norwegian Kroner	9,269,324	U.S. Dollars	922,357	UBS	(2,736)
01/15/26	U.S. Dollars	623,516	Swiss Francs	495,458	BNP	(3,031)
01/15/26	Brazilian Reals	2,496,165	U.S. Dollars	456,763	CITI	(3,072)
01/15/26	U.S. Dollars	252,205	Czech Republic Koruna	5,250,000	RBC	(3,242)
01/16/26	U.S. Dollars	854,980	Japanese Yen	134,238,229	HSBC	(3,269)
01/30/26	U.S. Dollars	1,270,587	Indian Rupees	114,827,921	CITI	(3,270)
01/16/26	Norwegian Kroner	3,362,515	U.S. Dollars	336,924	BAR	(3,324)
01/15/26	New Zealand Dollars	1,067,664	U.S. Dollars	618,711	SC	(3,593)
01/16/26	U.S. Dollars	239,337	Canadian Dollars	333,512	UBS	(3,832)
01/15/26	New Zealand Dollars	1,599,109	U.S. Dollars	925,260	UBS	(3,959)
01/15/26	Swiss Francs	1,679,756	U.S. Dollars	2,128,241	SS	(4,052)
01/15/26	Brazilian Reals	3,378,804	U.S. Dollars	618,217	UBS	(4,102)
01/30/26	Indonesian Rupiahs	69,469,806,005	U.S. Dollars	4,162,602	CITI	(4,352)
01/15/26	U.S. Dollars	238,956	Polish Zloty	873,622	SS	(4,367)
01/16/26	U.S. Dollars	480,141	Euro	412,179	RBC	(4,632)
01/15/26	U.S. Dollars	312,364	Swiss Francs	250,845	RBC	(4,850)
01/15/26	U.S. Dollars	620,750	Canadian Dollars	858,087	BNP	(4,866)
01/15/26	U.S. Dollars	330,356	Norwegian Kroner	3,384,132	UBS	(5,388)
01/15/26	U.S. Dollars	310,384	South Korean Won	455,228,317	BNP	(5,412)
01/15/26	Brazilian Reals	1,682,352	U.S. Dollars	311,263	RBC	(5,487)
01/15/26	U.S. Dollars	309,814	Swedish Kronor	2,904,937	BNP	(5,977)
01/15/26	U.S. Dollars	307,946	Hungarian Forint	103,017,377	GSC	(6,726)
01/15/26	U.S. Dollars	624,190	New Zealand Dollars	1,096,551	BNP	(7,571)
01/15/26	Australian Dollars	2,792,141	U.S. Dollars	1,871,070	GSC	(7,572)
01/15/26	U.S. Dollars	643,763	Chinese Yuans	4,557,774	GSC	(8,086)
01/15/26	Swiss Francs	3,530,485	U.S. Dollars	4,472,734	GSC	(8,147)
01/15/26	U.S. Dollars	612,785	Brazilian Reals	3,418,621	SC	(8,566)
01/15/26	U.S. Dollars	518,937	Polish Zloty	1,895,883	CITI	(9,107)
01/15/26	U.S. Dollars	257,197	Hungarian Forint	87,191,903	BNP	(9,135)
01/16/26	U.S. Dollars	284,147	Thai Baht	9,238,466	BAR	(9,390)
01/15/26	U.S. Dollars	1,200,889	British Pounds	898,452	RBC	(10,155)
01/15/26	U.S. Dollars	2,170,064	Swiss Francs	1,724,211	UBS	(10,342)
01/16/26	U.S. Dollars	1,242,587	Euro	1,065,412	JPM	(10,467)
01/16/26	Japanese Yen	315,458,378	U.S. Dollars	2,027,804	HSBC	(10,927)
01/15/26	U.S. Dollars	457,172	South Korean Won	675,037,213	UBS	(11,108)
01/15/26	U.S. Dollars	626,301	Canadian Dollars	875,130	UBS	(11,740)
01/15/26	U.S. Dollars	281,223	Turkish Lira	12,728,196	UBS	(11,842)
01/15/26	U.S. Dollars	1,546,161	Norwegian Kroner	15,704,688	SS	(11,921)
01/16/26	U.S. Dollars	373,303	Australian Dollars	577,287	JPM	(11,985)
01/15/26	Swiss Francs	5,024,247	U.S. Dollars	6,366,294	SC	(12,722)
01/15/26	U.S. Dollars	1,365,280	Norwegian Kroner	13,897,720	RBC	(13,530)
01/15/26	U.S. Dollars	456,752	Mexican Pesos	8,488,154	SC	(13,913)
01/15/26	U.S. Dollars	810,039	Polish Zloty	2,961,533	SC	(14,811)
01/15/26	U.S. Dollars	841,797	Polish Zloty	3,077,053	BNP	(15,228)
01/16/26	U.S. Dollars	1,339,744	British Pounds	1,005,586	JPM	(15,707)

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/16/26	U.S. Dollars	1,313,584	Norwegian Kroner	13,399,981	CITI	$(15,849)
01/16/26	U.S. Dollars	936,960	Euro	810,252	CITI	(15,994)
01/30/26	Indian Rupees	115,293,814	U.S. Dollars	1,295,869	CITI	(16,843)
01/16/26	U.S. Dollars	1,158,437	British Pounds	871,989	HSBC	(16,936)
01/15/26	U.S. Dollars	1,543,306	British Pounds	1,157,645	SC	(17,111)
01/15/26	U.S. Dollars	1,353,268	Czech Republic Koruna	28,178,184	SC	(17,784)
01/15/26	New Zealand Dollars	2,899,272	U.S. Dollars	1,688,765	RBC	(18,394)
01/16/26	U.S. Dollars	1,275,482	Euro	1,100,424	HSBC	(18,750)
01/15/26	U.S. Dollars	591,522	Hungarian Forint	200,275,000	SS	(20,227)
01/16/26	U.S. Dollars	741,484	Thai Baht	23,987,000	JPM	(20,662)
01/15/26	U.S. Dollars	523,103	South African Rand	9,071,066	RBC	(24,067)
01/16/26	U.S. Dollars	2,481,009	Czech Republic Koruna	51,504,102	HSBC	(25,044)
01/15/26	U.S. Dollars	544,238	South African Rand	9,438,784	SS	(25,113)
01/15/26	U.S. Dollars	6,743,653	British Pounds	5,021,814	CITI	(25,366)
01/15/26	U.S. Dollars	1,741,811	Canadian Dollars	2,424,110	SC	(25,563)
01/15/26	U.S. Dollars	7,800,047	Euro	6,654,200	RBC	(25,716)
01/16/26	U.S. Dollars	1,382,780	Czech Republic Koruna	28,952,989	MS	(25,996)
01/15/26	Japanese Yen	190,445,048	U.S. Dollars	1,244,330	BNP	(26,836)
01/15/26	New Zealand Dollars	4,571,816	U.S. Dollars	2,661,890	BNP	(27,909)
01/16/26	U.S. Dollars	2,693,403	South Korean Won	3,923,900,000	BAR	(28,524)
01/15/26	U.S. Dollars	618,084	Chilean Pesos	582,896,792	UBS	(29,478)
01/15/26	U.S. Dollars	1,329,554	Australian Dollars	2,040,053	UBS	(31,994)
01/15/26	U.S. Dollars	1,085,969	Mexican Pesos	20,189,017	SS	(33,503)
01/16/26	U.S. Dollars	2,001,295	South Korean Won	2,934,000,000	CITI	(33,959)
01/15/26	U.S. Dollars	9,486,581	Euro	8,096,271	SC	(35,149)
01/15/26	Swiss Francs	13,625,516	U.S. Dollars	17,265,836	BNP	(35,257)
01/15/26	Norwegian Kroner	59,107,310	U.S. Dollars	5,900,247	GSC	(36,136)
01/15/26	U.S. Dollars	1,288,843	Israeli Shekels	4,223,054	BNP	(37,202)
01/16/26	U.S. Dollars	1,157,224	Australian Dollars	1,790,535	BAR	(37,800)
01/15/26	South Korean Won	2,059,114,727	U.S. Dollars	1,467,285	GSC	(38,857)
01/16/26	U.S. Dollars	913,303	Mexican Pesos	17,202,379	SS	(40,467)
01/15/26	U.S. Dollars	2,158,053	Czech Republic Koruna	45,185,391	GSC	(40,511)
01/15/26	U.S. Dollars	1,080,229	South African Rand	18,591,712	GSC	(41,230)
01/15/26	U.S. Dollars	12,673,995	Euro	10,811,696	CITI	(41,247)
01/15/26	U.S. Dollars	3,218,952	Australian Dollars	4,890,114	SS	(44,750)
01/15/26	U.S. Dollars	3,119,332	Czech Republic Koruna	65,031,381	UBS	(44,869)
01/15/26	U.S. Dollars	1,537,711	Israeli Shekels	5,040,735	GSC	(45,086)
01/16/26	U.S. Dollars	2,510,237	Chinese Offshore Yuan	17,807,421	MLIB	(45,115)
01/15/26	U.S. Dollars	9,535,255	Euro	8,146,342	BNP	(45,360)
01/15/26	U.S. Dollars	2,753,109	Polish Zloty	10,063,500	GSC	(49,791)
01/16/26	U.S. Dollars	2,159,040	Australian Dollars	3,309,986	SS	(50,084)
01/15/26	U.S. Dollars	1,322,805	Turkish Lira	59,694,907	GSC	(51,659)
01/15/26	U.S. Dollars	3,163,118	Swedish Kronor	29,587,673	SS	(53,303)
01/16/26	Japanese Yen	249,287,688	U.S. Dollars	1,647,946	SS	(54,130)
01/15/26	U.S. Dollars	7,849,851	Swiss Francs	6,251,017	GSC	(55,071)
01/15/26	Norwegian Kroner	47,912,391	U.S. Dollars	4,808,661	RBC	(55,213)
01/15/26	U.S. Dollars	3,831,532	Czech Republic Koruna	79,959,523	BNP	(59,021)
01/15/26	U.S. Dollars	6,157,136	New Zealand Dollars	10,794,099	GSC	(61,717)
01/16/26	U.S. Dollars	5,781,192	Euro	4,968,132	SS	(61,933)
01/15/26	U.S. Dollars	1,899,111	Hungarian Forint	643,000,000	SC	(64,962)
01/15/26	U.S. Dollars	2,175,667	Mexican Pesos	40,430,094	BNP	(66,163)
01/15/26	U.S. Dollars	5,574,177	Australian Dollars	8,452,635	SC	(67,179)
01/15/26	U.S. Dollars	1,518,318	South African Rand	26,302,200	UBS	(68,241)
01/15/26	U.S. Dollars	12,228,592	British Pounds	9,125,484	SS	(71,858)
01/15/26	U.S. Dollars	2,661,440	Mexican Pesos	49,350,362	UBS	(75,016)
01/15/26	U.S. Dollars	2,183,387	Hungarian Forint	740,763,156	UBS	(79,308)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/15/26	U.S. Dollars	5,343,201	Canadian Dollars	7,437,623	RBC	$(79,432)
01/15/26	U.S. Dollars	9,516,028	Norwegian Kroner	96,736,576	GSC	(81,329)
01/15/26	U.S. Dollars	6,378,124	Australian Dollars	9,680,725	RBC	(82,869)
01/15/26	U.S. Dollars	6,467,428	Australian Dollars	9,817,555	BNP	(84,887)
01/15/26	U.S. Dollars	7,061,737	British Pounds	5,302,781	UBS	(86,004)
01/16/26	U.S. Dollars	1,419,962	South African Rand	24,976,856	MLIB	(86,541)
01/16/26	U.S. Dollars	2,997,457	British Pounds	2,289,340	SS	(88,393)
01/16/26	U.S. Dollars	1,469,535	South African Rand	25,840,739	SS	(89,075)
01/15/26	U.S. Dollars	28,838,534	Euro	24,604,966	SS	(98,471)
01/16/26	U.S. Dollars	5,569,363	British Pounds	4,206,443	CITI	(100,592)
01/15/26	Norwegian Kroner	89,222,283	U.S. Dollars	8,952,882	BNP	(101,028)
01/15/26	U.S. Dollars	5,194,855	British Pounds	3,931,197	BNP	(104,096)
01/15/26	New Zealand Dollars	20,215,709	U.S. Dollars	11,756,531	GSC	(109,563)
01/15/26	U.S. Dollars	15,647,974	Euro	13,400,482	GSC	(111,845)
01/15/26	New Zealand Dollars	18,671,767	U.S. Dollars	10,879,642	SS	(122,193)
01/15/26	U.S. Dollars	23,215,301	Euro	19,849,849	UBS	(129,384)
01/15/26	U.S. Dollars	8,452,355	Canadian Dollars	11,812,107	GSC	(159,634)
01/15/26	Japanese Yen	597,258,887	U.S. Dollars	3,979,253	RBC	(161,042)
01/15/26	U.S. Dollars	10,374,426	Swedish Kronor	97,039,019	SC	(174,505)
01/15/26	Japanese Yen	1,141,508,889	U.S. Dollars	7,497,826	UBS	(200,284)
01/15/26	U.S. Dollars	15,536,532	Canadian Dollars	21,586,482	SS	(201,772)
01/15/26	U.S. Dollars	11,713,567	Swedish Kronor	109,818,583	UBS	(224,607)
01/15/26	U.S. Dollars	11,153,478	British Pounds	8,443,220	GSC	(227,333)
01/16/26	U.S. Dollars	13,093,957	Canadian Dollars	18,288,615	SS	(240,556)
01/15/26	U.S. Dollars	8,399,859	Mexican Pesos	156,020,713	GSC	(251,420)
01/15/26	Japanese Yen	950,673,637	U.S. Dollars	6,330,946	SS	(253,393)
01/15/26	U.S. Dollars	13,074,103	Swedish Kronor	122,694,671	GSC	(263,807)
01/15/26	Japanese Yen	1,033,230,078	U.S. Dollars	6,878,115	SC	(272,787)
01/16/26	U.S. Dollars	41,772,552	Euro	35,781,383	MSCS	(310,691)
01/15/26	U.S. Dollars	17,353,072	Australian Dollars	26,519,117	GSC	(346,000)
01/16/26	Japanese Yen	2,443,705,419	U.S. Dollars	16,235,131	JPM	(611,352)
01/15/26	Japanese Yen	3,981,055,363	U.S. Dollars	26,203,847	GSC	(753,394)
Subtotal Depreciation						$(8,808,816)
Total Forward Foreign Currency Contracts outstanding at December 31, 2025						$(132,477)
Swap Agreements outstanding at December 31, 2025:

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
iTraxx Europe & Crossover Series 43 (Receive Quarterly)	0.45%	1.00%	6/20/2030	EUR	8,000,000	$223,710	$201,803	$21,907
iTraxx Europe & Crossover Series 44 (Receive Quarterly)	0.51%	1.00%	12/20/2030	EUR	218,000	5,988	5,550	438
Markit CDX.EM 44 Index (Receive Quarterly)	1.24%	1.00%	12/20/2030	USD	2,112,000	(22,123)	(36,641)	14,518
Markit CDX.NA.HY.45 Index (Receive Quarterly)	3.16%	5.00%	12/20/2030	USD	900,000	69,832	67,749	2,083
Markit CDX.NA.IG.45 Index (Receive Quarterly)	0.50%	1.00%	12/20/2030	USD	1,310,000	30,027	29,489	538
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at December 31, 2025						$307,434	$267,950	$39,484

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
7-Day CFETS Repo Rate (Quarterly)	2.05% (Quarterly)	8/17/2026	CNY	33,632,000	$19,135	$—	$19,135
1-Day SONIA (Annually)	3.56% (Annually)	12/16/2027	GBP	4,000,000	6,002	—	6,002
1-Day SONIA (Upon termination)	3.57% (Upon termination)	7/7/2028	GBP	2,300,000	1,189	—	1,189
3-Month KWCDC (Quarterly)	3.36% (Quarterly)	2/16/2029	KRW	2,051,137,000	15,193	—	15,193
3-Month KWCDC (Quarterly)	3.23% (Quarterly)	3/26/2029	KRW	2,932,597,000	11,445	—	11,445
7-Day CFETS Repo Rate (Quarterly)	1.62% (Quarterly)	10/16/2030	CNY	70,400,000	18,593	890	17,703
3.19% (Annually)	6-Month EURIBOR (Semiannually)	12/10/2055	EUR	900,000	12,059	—	12,059
Subtotal Appreciation					$83,616	$890	$82,726
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.92% (Annually)	10/10/2027	JPY	771,000,000	$(10,543)	$—	$(10,543)
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.92% (Annually)	11/11/2027	JPY	629,600,000	(12,076)	—	(12,076)
3-Month KWCDC (Quarterly)	2.36% (Quarterly)	6/9/2028	KRW	4,360,403,000	(45,340)	—	(45,340)
7-Day CFETS Repo Rate (Quarterly)	1.58% (Quarterly)	11/26/2030	CNY	16,600,000	(1,075)	—	(1,075)
6-Month EURIBOR (Semiannually)	2.89% (Annually)	12/11/2035	EUR	2,000,000	(6,852)	—	(6,852)
Subtotal Depreciation					$(75,886)	$ —	$(75,886)
Net Centrally Cleared Interest Rate Swaps outstanding at December 31, 2025					$7,730	$890	$6,840

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swaps
US CPI Urban Consumers (Upon termination)	3.17% (Upon termination)	10/14/2026	USD	30,300,000	$173,743	$—	$173,743
Subtotal Appreciation					$173,743	$ —	$173,743
2.74% (Upon termination)	US CPI Urban Consumers (Upon termination)	10/14/2028	USD	30,300,000	$(271,012)	$—	$(271,012)
1.83% (Upon termination)	Harmonised Index of Consumer Prices excluding Tobacco (Upon termination)	7/15/2030	EUR	3,000,000	(9,026)	—	(9,026)
Subtotal Depreciation					$(280,038)	$ —	$(280,038)
Net Centrally Cleared Inflation Swaps outstanding at December 31, 2025					$(106,295)	$ —	$(106,295)

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligation	$124,466	$—	$124,466	$—
Asset-Backed Securities	22,076,704	—	22,076,704	—
Common Stock	28,010	28,010	—	—
Corporate Bonds	162,787,139	—	162,787,139	—
Foreign Bonds:
China	12,691,390	—	12,691,084	306
Other^^	341,265,498	—	341,265,498	—
Total Foreign Bonds	353,956,888	—	353,956,582	306
Foreign Common Stocks	1,076	1,076	—	—
Loan Agreements	4,207,172	—	4,207,172	—
Money Market Funds	50,265,996	50,265,996	—	—
Mortgage-Backed Securities	72,443,193	—	72,443,193	—
Municipal Bond	237,933	—	237,933	—
Purchased Option:
Call Swaption	17,404	—	17,404	—
U.S. Treasury Obligations	51,840,340	—	51,840,340	—
Total Assets - Investments in Securities	$717,986,321	$50,295,082	$667,690,933	$306
Other Financial Instruments***
Forward Foreign Currency Contracts	$8,676,339	$—	$8,676,339	$—
Futures Contracts	515,890	515,890	—	—
Swap Agreements	295,953	—	295,953	—
Total Assets - Other Financial Instruments	$9,488,182	$515,890	$8,972,292	$ —
Liabilities:
Investments in Securities:
Written Option:
Call Swaption	$(6,137)	$—	$(6,137)	$—
Total Liabilities - Investments in Securities	$(6,137)	$ —	$(6,137)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(8,808,816)	$—	$(8,808,816)	$—
Futures Contracts	(383,501)	(383,501)	—	—
Swap Agreements	(355,924)	—	(355,924)	—
Total Liabilities - Other Financial Instruments	$(9,548,241)	$(383,501)	$(9,164,740)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

There were no transfers to or from Level 3 during the year ended December 31, 2025.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2025.

See Notes to Financial Statements.

IMPACT BOND FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
AGENCY OBLIGATIONS — 1.0%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$479,634
1.65%, 04/15/28	500,000	481,368
Total Agency Obligations (Cost $948,024)		961,002
ASSET-BACKED SECURITIES — 5.0%
Dext ABS LLC, Series 2025-2, Class C
4.89%, 04/15/36 144A	510,000	511,014
Luminace ABS-2022 Issuer LLC, Series 2022-1, Class B
5.91%, 07/30/62 144A	695,256	670,793
MMP Capital LLC, Series 2025-A, Class A
5.36%, 12/15/31 144A	316,948	319,937
Sunnova Helios II Issuer LLC, Series 2021-B, Class A
1.62%, 07/20/48 144A	253,286	224,685
Sunnova Helios V Issuer LLC, Series 2021-A, Class A
1.80%, 02/20/48 144A	278,062	220,409
Sunnova Helios VII Issuer LLC, Series 2021-C, Class A
2.03%, 10/20/48 144A	381,863	326,050
Sunnova Helios XI Issuer LLC, Series 2023-A, Class B
5.60%, 05/20/50 144A	539,068	400,477
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C
7.00%, 02/20/51 144A	635,731	374,616
Sunnova Sol IV Issuer LLC, Series 2022-A, Class C
3.53%, 02/22/49 144A	1,626,360	864,031
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	90,000	90,949
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	235,000	235,850
Tricolor Auto Securitization Trust, Series 2022-1A, Class F
9.80%, 07/16/29 144A	500,000	158,700
Tricolor Auto Securitization Trust, Series 2024-1A, Class D
8.61%, 04/17/28 144A	730,000	314,046
Total Asset-Backed Securities (Cost $6,416,191)		4,711,557
CORPORATE BONDS — 21.7%
180 Medical, Inc.
5.30%, 10/08/35 144A	528,000	527,481
Agilent Technologies, Inc.
2.30%, 03/12/31	1,550,000	1,405,806
	Par	Value
American Water Capital Corporation
4.45%, 06/01/32	$1,300,000	$1,303,147
5.25%, 03/01/35Δ	810,000	836,865
Amgen, Inc.
5.25%, 03/02/33	1,285,000	1,332,368
AT&T, Inc.
5.55%, 11/01/45	930,000	899,086
Avangrid, Inc.
3.80%, 06/01/29	450,000	444,620
Becton, Dickinson and Co.
5.08%, 06/07/29	825,000	848,464
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	300,000	285,028
Elevance Health, Inc.
5.15%, 06/15/29	930,000	960,396
Eli Lilly & Co.
4.75%, 02/12/30	510,000	524,967
GE HealthCare Technologies, Inc.
4.95%, 12/15/35	420,000	420,792
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	400,000	411,776
Haleon U.S. Capital LLC
3.63%, 03/24/32	838,000	799,731
HCA, Inc.
5.00%, 03/01/28	685,000	698,171
5.45%, 09/15/34	538,000	554,993
5.70%, 11/15/55	635,000	607,991
IQVIA, Inc.
6.25%, 02/01/29	750,000	791,437
Low Income Investment Fund
3.39%, 07/01/26	600,000	596,560
Mary Free Bed Rehabilitation Hospital
3.79%, 04/01/51	300,000	213,883
New York State Electric & Gas Corporation
5.05%, 08/15/35 144A	1,020,000	1,030,682
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	497,488
2.44%, 01/15/32	980,000	874,521
Preservation Of Affordable Housing, Inc.
4.48%, 12/01/32	470,000	448,228
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	487,661
Roche Holdings, Inc.
4.67%, 12/02/35 144A	570,000	568,625
Solventum Corporation
5.45%, 02/25/27	154,000	156,286
Thermo Fisher Scientific, Inc.
4.89%, 10/07/37	715,000	712,884
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	299,094

See Notes to Financial Statements.

	Par	Value
4.75%, 01/15/33	$850,000	$851,265
Total Corporate Bonds (Cost $20,050,100)		20,390,296
FOREIGN BONDS — 1.3%
United Kingdom — 1.3%
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/27 144A	650,000	641,448
Royalty Pharma PLC
5.15%, 09/02/29	580,000	596,841
Total Foreign Bonds (Cost $1,211,421)		1,238,289
LOAN AGREEMENTS — 0.0%
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46 IO †††	272,513	8,619
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46 IO †††	473,174	5,612
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31 IO †††	390,614	2,807
MCJT Phamaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46 IO †††	347,232	10,982
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31 IO †††	218,249	2,221
Southwest Technologies, Inc. STRIP, SBA Loan
1.23%, 06/15/31 IO †††	328,955	6,420
Total Loan Agreements (Cost $45,585)		36,661
MORTGAGE-BACKED SECURITIES — 38.3%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 5.84%, 01/17/39 144A †	685,000	684,746
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	279,841	228,633
2.00%, 03/01/51	637,410	520,372
3.00%, 02/01/52	554,999	494,798
3.50%, 03/01/52	1,377,965	1,280,226
4.00%, 06/01/52	410,998	392,990
4.50%, 07/01/52	261,129	257,217
5.50%, 08/01/53	2,627,484	2,692,327
6.00%, 08/01/53	1,075,253	1,120,678
6.00%, 09/01/53	394,065	410,415
6.00%, 10/01/55	891,550	919,233
Federal National Mortgage Association
3.15%, 11/01/27	237,087	234,430
1.53%, 04/01/28	1,000,000	951,390
2.52%, 07/01/28	822,553	797,745
5.16%, 10/01/28	500,000	516,281
	Par	Value
4.97%, 11/01/28	$750,000	$771,714
4.50%, 02/01/29	1,100,000	1,120,870
4.78%, 06/01/29	650,000	666,120
2.45%, 10/01/29	309,267	294,114
4.36%, 10/01/29	700,000	709,269
4.66%, 04/01/30	875,000	892,141
4.12%, 12/01/30	725,000	725,435
1.59%, 03/01/31	500,000	441,722
1.61%, 03/01/31	448,535	399,684
1.62%, 03/01/31	500,000	436,822
2.03%, 04/01/31	250,000	225,452
2.59%, 03/01/32	512,874	469,605
1.65%, 03/01/33	482,723	408,769
2.01%, 03/01/33	98,657	85,419
2.00%, 03/01/51	1,745,494	1,424,074
3.00%, 02/01/52	1,818,037	1,618,277
3.50%, 04/01/52	628,536	583,954
4.00%, 06/01/52	1,218,054	1,164,474
4.50%, 07/01/52	318,442	312,599
5.00%, 09/01/52	393,957	395,384
5.50%, 10/01/52	460,758	471,578
6.00%, 11/01/52	190,416	196,957
6.50%, 11/01/52	147,582	155,036
6.50%, 12/01/52	172,147	180,529
6.00%, 08/01/53	1,160,889	1,201,828
6.50%, 09/01/53	528,446	552,955
6.50%, 08/01/55	1,275,202	1,337,785
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
0.78%, 04/25/41	284,867	282,691
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 8.32%, 06/25/30†	17,397	18,227
(Floating, Prime Rate U.S. + 0.96%), 8.21%, 12/25/30†	48,188	51,226
(Floating, Prime Rate U.S. + 2.33%), 9.58%, 01/25/31†	59,666	63,161
(Floating, Prime Rate U.S. + 1.02%), 8.27%, 02/25/31†	60,689	62,678
(Floating, Prime Rate U.S. + 0.33%), 7.58%, 07/25/31†	114,595	120,036
(Floating, Prime Rate U.S. + 0.76%), 8.01%, 08/25/31†	56,852	60,876
(Floating, Prime Rate U.S. + 0.64%), 7.89%, 07/25/32†	48,518	51,011
(Floating, Prime Rate U.S. + -2.60%), 4.65%, 03/25/34†	31,518	31,538
(Floating, Prime Rate U.S. + 0.58%), 7.83%, 05/25/34†	107,989	115,371
(Floating, Prime Rate U.S. + 1.63%), 8.88%, 05/25/34†	157,813	171,870
(Floating, Prime Rate U.S. + 3.38%), 10.63%, 06/25/34†	72,702	81,808
(Floating, Prime Rate U.S. + 3.63%), 10.88%, 08/25/34†	103,403	120,105
(Floating, Prime Rate U.S. + 3.61%), 10.86%, 10/25/34†	134,517	155,603
10.88%, 10/25/34	185,076	215,174

See Notes to Financial Statements.

IMPACT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Floating, Prime Rate U.S. + 1.61%), 8.86%, 02/25/35†	$249,810	$275,640
(Floating, Prime Rate U.S. + 1.86%), 9.11%, 02/25/35†	238,372	269,960
(Floating, Prime Rate U.S. + -0.32%), 6.94%, 12/25/45†	96,813	101,196
(Floating, Prime Rate U.S. + 0.59%), 7.84%, 12/25/45†	67,747	72,972
(Floating, Prime Rate U.S. + 0.12%), 7.37%, 01/25/46†	73,429	77,744
(Floating, Prime Rate U.S. + 0.33%), 7.58%, 04/25/46†	83,145	88,170
(Floating, Prime Rate U.S. + 0.38%), 7.63%, 08/25/46†	240,255	259,578
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D
(Floating, CME Term SOFR 1M + 2.64%, 2.59% Floor), 6.39%, 02/15/42 144A †	450,000	447,498
Uniform Mortgage Backed Securities
2.50%, 01/01/52 TBA	3,250,000	2,754,375
2.00%, 01/01/53 TBA	1,500,000	1,214,938
Total Mortgage-Backed Securities (Cost $35,870,637)		35,907,493
MUNICIPAL BONDS — 6.9%
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	553,509
Carroll County Water Authority, Revenue Bond, Series B
1.96%, 07/01/29	150,000	140,689
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	560,257
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	229,717
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	598,559
Connecticut State Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	194,295
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	130,777
2.05%, 03/01/30	420,000	384,546
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	241,285
2.68%, 11/01/34	275,000	238,316
Maine State Housing Authority Mortgage Purchase Revenue Bond, Series B
2.33%, 11/15/30	525,000	485,521
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	200,000	189,800
	Par	Value
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	$700,000	$630,033
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	460,453
New York City Housing Development Corporation, Revenue Bond, Series B
1.02%, 05/01/26	250,000	247,852
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	590,000	484,544
San Diego Public Facilities Financing Authority, Revenue Bond, Series B
2.13%, 08/01/29	290,000	273,643
Santa Clara Valley Water District COPS
1.78%, 06/01/31	440,000	388,327
Total Municipal Bonds (Cost $6,327,535)		6,432,123
PRIVATE INVESTMENTS — 1.8%
Calvert Impact Capital, Inc. 2.50%, 01/30/26	1,000,000	997,836
FBC ROGERS 6.00% 5/15/25 6.00%, 05/15/26†††	686,000	726,777
FBC ROGERS 6.00% 5/15/50 0.00%, 05/16/50++ †††	—	—
Total Private Investments (Cost $1,686,000)		1,724,613
U.S. TREASURY OBLIGATIONS — 21.7%
U.S. Treasury Bonds
4.50%, 02/15/36	1,230,000	1,273,002
4.50%, 05/15/38	1,500,000	1,533,281
4.25%, 11/15/40	1,300,000	1,259,019
3.63%, 08/15/43	2,875,000	2,491,929
4.13%, 08/15/44	725,000	668,076
4.00%, 11/15/52	1,350,000	1,176,293
3.63%, 02/15/53	600,000	488,121
4.25%, 02/15/54	1,225,000	1,112,740
4.63%, 02/15/55	1,925,000	1,862,889
4.75%, 05/15/55	500,000	493,672
4.75%, 08/15/55	950,000	938,422
		13,297,444
U.S. Treasury Notes
3.75%, 12/31/28	750,000	754,658
3.50%, 09/30/29	750,000	747,085
3.88%, 04/30/30	1,400,000	1,412,250
4.00%, 05/31/30	1,400,000	1,419,196
4.25%, 11/15/34	850,000	860,824
4.25%, 05/15/35	1,230,000	1,243,165
4.25%, 08/15/35	570,000	575,433
		7,012,611
Total U.S. Treasury Obligations (Cost $20,573,822)		20,310,055

See Notes to Financial Statements.

	Shares	Value
MONEY MARKET FUNDS — 6.7%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø §	107,272	$107,272
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø ∞	6,194,442	6,194,442
Total Money Market Funds (Cost $6,301,714)		6,301,714
TOTAL INVESTMENTS — 104.4% (Cost $99,431,029)		98,013,803
Liabilities in Excess of Other Assets — (4.4)%		(4,164,996)
NET ASSETS — 100.0%		$93,848,807

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	03/2026	2	$224,875	$(396)
U.S. Treasury Long Bond	03/2026	3	346,781	(2,975)
Ultra 10-Year U.S. Treasury Note	03/2026	1	115,016	(1,312)
Ultra Long U.S. Treasury Bond	03/2026	1	118,000	(1,473)
2-Year U.S. Treasury Note	03/2026	2	417,578	23
5-Year U.S. Treasury Note	03/2026	3	327,914	(279)
Total Futures Contracts outstanding at December 31, 2025			$1,550,164	$(6,412)
Swap Agreements outstanding at December 31, 2025:

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.45 Index (Receive Quarterly)	0.50%	1.00%	12/20/2030	USD	613,000	$14,051	$13,925	$126
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at December 31, 2025						$14,051	$13,925	$126

See Notes to Financial Statements.

IMPACT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$961,002	$—	$961,002	$—
Asset-Backed Securities	4,711,557	—	4,711,557	—
Corporate Bonds	20,390,296	—	20,390,296	—
Foreign Bonds	1,238,289	—	1,238,289	—
Loan Agreements	36,661	—	—	36,661
Money Market Funds	6,301,714	6,301,714	—	—
Mortgage-Backed Securities	35,907,493	—	35,907,493	—
Municipal Bonds	6,432,123	—	6,432,123	—
Private Investments	1,724,613	—	997,836	726,777
U.S. Treasury Obligations	20,310,055	—	20,310,055	—
Total Assets - Investments in Securities	$98,013,803	$6,301,714	$90,948,651	$763,438
Other Financial Instruments***
Futures Contracts	$23	$23	$—	$—
Swap Agreements	126	—	126	—
Total Assets - Other Financial Instruments	$149	$23	$126	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(6,435)	$(6,435)	$—	$—
Total Liabilities - Other Financial Instruments	$(6,435)	$(6,435)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts and swap agreements, which are valued at the unrealized appreciation
(depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and
"Swap Agreements outstanding" disclosures.

There were no transfers to or from Level 3 during the year ended December 31, 2025.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2025.

See Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Money Market Fund	Low-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value*	$1,231,725,516	$906,730,475
Investments in repurchase agreements, at value	810,000,000	—
Investments in securities of affiliated issuers, at value	—	27,096,097
Total investments, at value(1), (2)	2,041,725,516	933,826,572
Cash	407,912	—
Cash collateral for derivatives	—	1,568,113
Deposits with broker for futures contracts	—	2,917,349
Foreign currency(3)	—	779,891
Upfront premiums paid from swap agreements	—	569,116
Receivables:
Dividends	—	85,192
Reclaims	—	—
Interest	2,874,071	6,451,721
Securities lending	—	4,617
From adviser	—	—
Investment securities sold	6,771,651	24,672
Fund shares sold	15,887,297	490,635
Variation margin on centrally cleared swaps	—	116,935
Unrealized appreciation on foreign currency exchange contracts	—	162,348
Unrealized appreciation on swap agreements	—	22,221
Prepaid expenses and other assets	62,261	28,838
Total Assets	2,067,728,708	947,048,220
Liabilities
Cash Overdraft	—	43,196
TBA sale commitments, at value(4)	—	—
Options written, at value(5)	—	—
Upfront premiums received from swap agreements	—	112,266
Unrealized depreciation on foreign currency exchange contracts	—	277,447
Unrealized depreciation on swap agreements	—	—
Collateral held for securities on loan, at value	—	9,418,665
Collateral from counterparty	—	416,935
Payables:
Investment securities purchased	10,631,342	33,441,536
Fund shares redeemed	26,854,592	37,397
Variation margin on futures contracts	—	119,616
Distributions	6,344,881	—
Accrued expenses:
Investment advisory fees	190,960	225,518
Shareholder servicing fees	122,128	33,517
Director fees	69	—
Other expenses	132,947	126,434
Total Liabilities	44,276,919	44,252,527
Commitments and contingencies	—	—
Net Assets	$2,023,451,789	$902,795,693
Net Assets Consist of:
Paid-in-capital	$2,023,420,379	$945,387,543
Distributable earnings (loss)	31,410	(42,591,850)
Net Assets	$2,023,451,789	$902,795,693
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$1,448,517,742	$751,305,147
Institutional shares outstanding	1,448,463,987	57,770,148
Net asset value, offering and redemption price per Institutional share	$1.00	$13.01
Net assets applicable to the Investor Class	$574,934,047	$151,490,546
Investor shares outstanding	574,866,468	11,651,045
Net asset value, offering and redemption price per Investor share	$1.00	$13.00

(1)Investments in securities of unaffiliated issuers, at cost*	$1,231,725,516	$902,168,913
Investments in repurchase agreements, at cost	810,000,000	—
Investments in securities of affiliated issuers, at cost	—	27,096,097
Total investments, at cost	$2,041,725,516	$929,265,010
(2)Includes securities loaned of:	$—	$21,444,956
(3)Foreign currency, at cost	$—	$774,844
(4)TBA sale commitments, at cost	$—	$—
(5)Premiums received on options written	$—	$—
(6)The uncalled capital commitment at December 31, 2025 was $514,000. See Note 10 in the Notes to the Financial Statements.
(7)See Note 3c in Notes to Financial Statements.
* Includes Purchased Options

See Notes to Financial Statements.

Medium-Duration Bond Fund	Global Bond Fund	Impact Bond Fund

$3,929,390,905	$690,054,462	$91,819,361
372,000,000	—	—
164,299,586	27,931,859	6,194,442
4,465,690,491	717,986,321	98,013,803
—	54,523	10,281
28,915,002	2,926,809	42,126
3,637,390	831,794	39,000
3,351,067	2,240,773	—
18,904,013	305,482	13,925

525,714	89,168	22,492
—	2,444	—
25,375,304	8,331,605	679,494
10,585	1,993	273
—	—	17,926
537,368,361	388,005	710,901
2,618,405	252,722	2,974
616,239	8,840	—
1,204,182	8,676,339	—
12,660	—	—
46,840	24,634	22,545
5,088,276,253	742,121,452	99,575,740

309,999	—	—
5,688,656	—	—
793,119	6,137	—
13,553,934	36,641	—
2,563,209	8,808,816	—
33,836	—	—
59,536,306	22,334,137	107,272
21,539,439	4,250,436	14,059

1,391,919,609	1,129,335	5,497,220
46,682	6,233	266
893,868	129,462	2,117
—	—	—

1,032,429	265,812	29,739
127,412	19,590	4,022
50	31	9
336,636	164,463	72,229
1,498,375,184	37,151,093	5,726,933
—	—	— (6), (7)
$3,589,901,069	$704,970,359	$93,848,807

$3,886,922,928	$769,621,398	$96,582,217
(297,021,859)	(64,651,039)	(2,733,410)
$3,589,901,069	$704,970,359	$93,848,807

$2,989,346,572	$612,318,952	$74,780,331
231,025,218	68,843,906	7,775,403
$12.94	$8.89	$9.62
$600,554,497	$92,651,407	$19,068,476
46,433,491	10,488,205	1,984,331
$12.93	$8.83	$9.61

$3,937,640,273	$682,528,308	$93,236,587
372,000,000	—	—
164,299,586	27,931,859	6,194,442
$4,473,939,859	$710,460,167	$99,431,029
$133,548,666	$38,112,683	$103,317
$3,349,851	$2,242,207	$—
$5,680,879	$—	$—
$1,222,789	$205,355	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Money Market Fund	Low-Duration Bond Fund
Investment Income
Dividends	$—	$4,663
Income distributions received from affiliated funds	—	1,622,850
Interest	88,976,126	39,274,918
Securities lending, net	—	130,361
Less foreign taxes withheld	—	—
Total Investment Income	88,976,126	41,032,792
Expenses
Investment advisory fees	2,286,796	2,591,301
Transfer agent fees:
Institutional shares	10,362	10,485
Investor shares	60,502	36,468
Custodian fees	23,798	140,068
Shareholder servicing fees:
Investor shares	1,462,452	417,679
Accounting and administration fees	293,803	173,651
Professional fees	114,012	178,249
Blue sky fees:
Institutional shares	23,083	25,037
Investor shares	40,533	20,089
Shareholder reporting fees:
Institutional shares	2,986	6,215
Investor shares	41,565	18,462
Directors expenses	48,947	20,206
Line of credit facility fees	7,154	4,120
Index license fees	7,400	5,928
Other expenses	98,545	77,838
Total Expenses	4,521,938	3,725,796
Expenses waived/reimbursed(1)	—	—
Net Expenses	4,521,938	3,725,796
Net Investment Income	84,454,188	37,306,996
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Capital gain distributions received from affiliated funds	—	1,149
Investment securities	100,100	2,133,390
Investment securities sold short	—	1,573
TBA sale commitments	—	—
Futures transactions	—	2,376,224
Swap agreements	—	(1,612,319)
Option contracts written	—	(47,972)
Option contracts purchased	—	(154,486)
Forward foreign currency contracts	—	642,331
Foreign currency	—	60,828
Net realized gain (loss)	100,100	3,400,718
Net change in unrealized appreciation (depreciation) on:
Investment securities	—	9,379,121
TBA sale commitments	—	—
Futures	—	(260,571)
Swap agreements	—	(242,120)
Option contracts written	—	—
Option contracts purchased	—	(90,818)
Forward foreign currency contracts	—	(1,971,958)
Foreign currency	—	16,583
Net change in unrealized appreciation (depreciation)	—	6,830,237
Net Realized and Unrealized Gain	100,100	10,230,955
Net Increase in Net Assets Resulting from Operations	$84,554,288	$47,537,951

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Medium-Duration Bond Fund	Global Bond Fund	Impact Bond Fund

$128,826	$21,665	$—
6,603,791	1,483,941	182,932
153,136,582	30,095,441	4,297,401
365,053	128,294	3,146
—	(17,470)	—
160,234,252	31,711,871	4,483,479

11,098,232	3,140,335	336,488

11,336	10,617	9,167
51,159	39,900	30,195
640,909	314,851	30,518

1,385,706	222,616	45,908
448,184	142,884	58,099
167,659	226,328	135,141

31,653	20,148	15,325
24,072	17,148	15,595

9,462	9,822	1,323
19,699	17,164	3,455
65,190	14,333	1,978
7,037	2,219	213
6,400	11,961	4,191
177,357	60,879	37,086
14,144,055	4,251,205	724,682
—	—	(235,315)
14,144,055	4,251,205	489,367
146,090,197	27,460,666	3,994,112

7,235	1,166	303
16,037,748	(18,835,616)	(137,979)
—	—	—
(498,817)	—	—
3,093,485	(1,394,132)	19,240
5,470,993	262,429	5,398
1,811,401	—	—
(688,619)	7	—
(4,234,671)	(7,604,372)	—
456,179	2,449,017	—
21,454,934	(25,121,501)	(113,038)

90,173,143	49,477,599	824,540
(608,259)	—	—
2,133,063	1,045,103	20,720
818,563	(67,541)	146
176,527	199,218	—
(292,257)	(343,842)	—
(4,386,736)	(4,610,574)	—
(140,902)	449,509	—
87,873,142	46,149,472	845,406
109,328,076	21,027,971	732,368
$255,418,273	$48,488,637	$4,726,480

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Year Ended
	12/31/25	12/31/24

Operations:
Net investment income	$84,454,188	$81,760,429
Net realized gain (loss) on investment securities, foreign currency and derivatives	100,100	68,910
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	—	—
Net increase in net assets resulting from operations	84,554,288	81,829,339
Distributions to Shareholders:
Distributions paid
Institutional shares	(61,887,391)	(53,466,277)
Investor shares	(22,649,643)	(28,351,902)
Return of capital
Institutional shares	—	—
Investor shares	—	—
Total distributions	(84,537,034)	(81,818,179)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	8,731,626,413	7,562,465,366
Investor shares	183,597,299	187,920,064
Reinvestment of dividends and distributions
Institutional shares	18,656,625	21,124,590
Investor shares	22,464,146	28,178,827
Total proceeds from shares sold and reinvested	8,956,344,483	7,799,688,847
Value of shares redeemed
Institutional shares	(8,643,557,992)	(7,218,884,917)
Investor shares	(222,071,262)	(207,374,898)
Total value of shares redeemed	(8,865,629,254)	(7,426,259,815)
Net increase (decrease) from capital share transactions(1)	90,715,229	373,429,032
Total increase (decrease) in net assets	90,732,483	373,440,192
Net Assets:
Beginning of Year	1,932,719,306	1,559,279,114
End of Year	$2,023,451,789	$1,932,719,306

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Low-Duration Bond Fund		Medium-Duration Bond Fund
For the Year Ended		For the Year Ended
12/31/25	12/31/24	12/31/25	12/31/24

$37,306,996	$38,648,315	$146,090,197	$122,161,628
3,400,718	(3,496,659)	21,454,934	(65,653,664)
6,830,237	6,219,334	87,873,142	(9,800,568)
47,537,951	41,370,990	255,418,273	46,707,396

(31,035,178)	(29,902,480)	(122,656,616)	(104,962,695)
(6,806,810)	(8,349,169)	(24,024,189)	(18,042,000)

—	—	—	—
—	—	—	—
(37,841,988)	(38,251,649)	(146,680,805)	(123,004,695)

172,882,085	160,559,796	705,349,475	614,350,825
27,196,505	44,515,598	209,222,367	98,309,520

30,654,791	29,882,122	121,546,438	103,923,776
6,790,163	8,332,571	23,519,202	17,517,659
237,523,544	243,290,087	1,059,637,482	834,101,780

(184,708,939)	(138,387,160)	(285,740,636)	(367,201,911)
(98,327,013)	(37,281,618)	(80,216,168)	(64,404,755)
(283,035,952)	(175,668,778)	(365,956,804)	(431,606,666)
(45,512,408)	67,621,309	693,680,678	402,495,114
(35,816,445)	70,740,650	802,418,146	326,197,815

938,612,138	867,871,488	2,787,482,923	2,461,285,108
$902,795,693	$938,612,138	$3,589,901,069	$2,787,482,923

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global Bond Fund		Impact Bond Fund
	For the Year Ended		For the Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24

Operations:
Net investment income	$27,460,666	$24,173,852	$3,994,112	$3,861,719
Net realized loss on investment securities, foreign currency and derivatives	(25,121,501)	(13,086,018)	(113,038)	(401,809)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	46,149,472	(8,347,320)	845,406	(2,358,349)
Net increase in net assets resulting from operations	48,488,637	2,740,514	4,726,480	1,101,561
Distributions to Shareholders:
Distributions paid
Institutional shares	(18,574,125)	(15,492,298)	(3,285,826)	(3,121,336)
Investor shares	(2,838,231)	(3,019,318)	(794,101)	(778,043)
Return of capital
Institutional shares	—	—	—	—
Investor shares	—	—	—	—
Total distributions	(21,412,356)	(18,511,616)	(4,079,927)	(3,899,379)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	140,774,601	157,138,795	9,755,612	11,575,318
Investor shares	18,979,170	25,606,590	5,612,065	2,952,388
Reinvestment of dividends and distributions
Institutional shares	18,532,981	15,464,612	3,285,098	3,120,578
Investor shares	2,773,049	2,962,815	794,016	778,043
Total proceeds from shares sold and reinvested	181,059,801	201,172,812	19,446,791	18,426,327
Value of shares redeemed
Institutional shares	(101,946,227)	(94,533,117)	(7,077,493)	(9,003,454)
Investor shares	(40,968,607)	(28,165,263)	(5,347,479)	(2,351,350)
Total value of shares redeemed	(142,914,834)	(122,698,380)	(12,424,972)	(11,354,804)
Net increase from capital share transactions(1)	38,144,967	78,474,432	7,021,819	7,071,523
Total increase in net assets	65,221,248	62,703,330	7,668,372	4,273,705
Net Assets:
Beginning of Year	639,749,111	577,045,781	86,180,435	81,906,730
End of Year	$704,970,359	$639,749,111	$93,848,807	$86,180,435

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Money Market Fund
Institutional Class
2025	$1.00	$0.04	$—†	$0.04	$(0.04)	$—†	$(0.04)	$1.00	4.22%	$1,448,518	0.14%	0.14%	4.14%	N/A
2024	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	5.19	1,341,781	0.15	0.15	5.04	N/A
2023	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	5.01	977,071	0.14	0.14	4.89	N/A
2022	1.00	0.01	—†	0.01	(0.01)	—†	(0.01)	1.00	1.50	1,049,604	0.13	0.14	1.49	N/A
2021	1.00	—	—†	—†	—	—	—	1.00	—	1,154,219	0.07	0.14	—	N/A
Investor Class
2025	$1.00	$0.04	$—†	$0.04	$(0.04)	$—†	$(0.04)	$1.00	3.94%	$574,934	0.41%	0.41%	3.87%	N/A
2024	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	4.90	590,938	0.42	0.42	4.79	N/A
2023	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	4.73	582,208	0.41	0.41	4.64	N/A
2022	1.00	0.01	—†	0.01	(0.01)	—†	(0.01)	1.00	1.29	517,739	0.34	0.41	1.31	N/A
2021	1.00	—	—†	—†	—	—	—	1.00	—	449,643	0.08	0.41	—	N/A

Low-Duration Bond Fund
Institutional Class
2025	$12.86	$0.55	$0.16	$0.71	$(0.56)	$—	$(0.56)	$13.01	5.66%	$751,305	0.37%	0.37%	4.27%	161%
2024	12.81	0.56	0.04	0.60	(0.55)	—	(0.55)	12.86	4.81	724,586	0.36 (1)	0.36 (1)	4.38	157
2023	12.61	0.49	0.14	0.63	(0.43)	—	(0.43)	12.81	5.09	670,255	0.34 (1)	0.34 (1)	3.89	209
2022	13.42	0.23	(0.78)	(0.55)	(0.26)	—	(0.26)	12.61	(4.13)	778,792	0.34	0.34	1.79	233
2021	13.62	0.12	(0.17)	(0.05)	(0.14)	(0.01)	(0.15)	13.42	(0.40)	835,297	0.34	0.34	0.85	304
Investor Class
2025	$12.86	$0.52	$0.15	$0.67	$(0.53)	$—	$(0.53)	$13.00	5.29%	$151,491	0.66%	0.66%	3.98%	161%
2024	12.81	0.53	0.04	0.57	(0.52)	—	(0.52)	12.86	4.54	214,026	0.64 (1)	0.64 (1)	4.10	157
2023	12.61	0.46	0.14	0.60	(0.40)	—	(0.40)	12.81	4.82	197,616	0.61 (1)	0.61 (1)	3.60	209
2022	13.43	0.19	(0.78)	(0.59)	(0.23)	—	(0.23)	12.61	(4.43)	206,664	0.61	0.61	1.48	233
2021	13.62	0.08	(0.17)	(0.09)	(0.09)	(0.01)	(0.10)	13.43	(0.65)	237,602	0.61	0.61	0.58	304

Medium-Duration Bond Fund
Institutional Class
2025	$12.52	$0.59	$0.42	$1.01	$(0.59)	$—	$(0.59)	$12.94	8.22%	$2,989,347	0.39%	0.39%	4.60%	409%
2024	12.87	0.57	(0.34)	0.23	(0.58)	—	(0.58)	12.52	1.86	2,357,810	0.38	0.38	4.60	487
2023	12.55	0.51	0.27	0.78	(0.46)	—	(0.46)	12.87	6.37	2,071,217	0.38	0.38	4.03	414
2022	15.04	0.35	(2.55)	(2.20)	(0.29)	—	(0.29)	12.55	(14.68)	1,672,089	0.38	0.38	2.63	366
2021	15.65	0.24	(0.56)	(0.32)	(0.27)	(0.02)	(0.29)	15.04	(2.01)	1,950,666	0.36	0.36	1.60	347
Investor Class
2025	$12.52	$0.55	$0.42	$0.97	$(0.56)	$—	$(0.56)	$12.93	7.88%	$600,554	0.66%	0.66%	4.34%	409%
2024	12.87	0.54	(0.34)	0.20	(0.55)	—	(0.55)	12.52	1.61	429,673	0.65	0.65	4.33	487
2023	12.56	0.47	0.27	0.74	(0.43)	—	(0.43)	12.87	6.01	390,068	0.66	0.66	3.75	414
2022	15.05	0.31	(2.55)	(2.24)	(0.25)	—	(0.25)	12.56	(14.89)	338,175	0.65	0.65	2.35	366
2021	15.66	0.20	(0.56)	(0.36)	(0.23)	(0.02)	(0.25)	15.05	(2.27)	458,302	0.62	0.62	1.33	347

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	The ratio for the Low-Duration Bond Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.00% for 2023 and 2024.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Global Bond Fund
Institutional Class
2025	$8.52	$0.37	$0.29	$0.66	$(0.29)	$—	$—	$(0.29)	$8.89	7.93%	$612,319	0.61%	0.61%	4.27%	144%
2024	8.73	0.36	(0.30)	0.06	(0.27)	—	—	(0.27)	8.52	0.65	531,438	0.58	0.58	4.13	57
2023	8.35	0.33	0.17	0.50	(0.12)	—	—	(0.12)	8.73	6.02	466,381	0.57	0.57	3.92	48
2022	9.77	0.26	(1.56)	(1.30)	(0.10)	(0.01)	(0.01)	(0.12)	8.35	(13.37)	433,956	0.57	0.57	3.04	59
2021	10.38	0.27	(0.51)	(0.24)	(0.21)	(0.16)	—	(0.37)	9.77	(2.31)	502,292	0.56	0.56	2.69	57
Investor Class
2025	$8.47	$0.34	$0.29	$0.63	$(0.27)	$—	$—	$(0.27)	$8.83	7.55%	$92,651	0.94%	0.94%	3.94%	144%
2024	8.68	0.33	(0.30)	0.03	(0.24)	—	—	(0.24)	8.47	0.40	108,311	0.89	0.89	3.83	57
2023	8.31	0.30	0.17	0.47	(0.10)	—	—	(0.10)	8.68	5.64	110,665	0.88	0.88	3.61	48
2022	9.73	0.24	(1.56)	(1.32)	(0.08)	(0.01)	(0.01)	(0.10)	8.31	(13.62)	98,071	0.86	0.86	2.74	59
2021	10.34	0.24	(0.50)	(0.26)	(0.19)	(0.16)	—	(0.35)	9.73	(2.53)	120,702	0.85	0.85	2.40	57

Impact Bond Fund
Institutional Class
2025	$9.55	$0.43	$0.08	$0.51	$(0.44)	$—	$—	$(0.44)	$9.62	5.46%	$74,780	0.49%	0.71%	4.50%	114%
2024	9.86	0.45	(0.31)	0.14	(0.45)	—	—	(0.45)	9.55	1.45	68,269	0.50	0.69	4.60	138
2023(1)	10.00	0.40	(0.16)	0.24	(0.38)	—	—	(0.38)	9.86	2.53	64,778	0.50	0.85	4.46	122
Investor Class
2025	$9.54	$0.41	$0.08	$0.49	$(0.42)	$—	$—	$(0.42)	$9.61	5.19%	$19,069	0.77%	1.20%	4.22%	114%
2024	9.86	0.42	(0.32)	0.10	(0.42)	—	—	(0.42)	9.54	1.08	17,911	0.79	1.14	4.31	138
2023(1)	10.00	0.38	(0.17)	0.21	(0.35)	—	—	(0.35)	9.86	2.28	17,129	0.79	1.41	4.20	122

#	Calculated using the average shares outstanding method.
(1)
For the period January 27, 2023 (commencement of operations) through December 31, 2023. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 19.9%
Communication Services — 1.1%
Alphabet, Inc. Class A	42,001	$13,146,313
Consumer Discretionary — 2.9%
Home Depot, Inc. (The)	25,539	8,787,970
Marriott International, Inc. Class A	12,514	3,882,344
McDonald’s Corporation	28,318	8,654,830
NIKE, Inc. Class B	56,413	3,594,072
TJX Cos., Inc. (The)	69,682	10,703,852
		35,623,068
Consumer Staples — 1.3%
Coca-Cola Co. (The)	104,052	7,274,275
Procter & Gamble Co. (The)	60,099	8,612,788
		15,887,063
Financials — 4.4%
American Express Co.	30,910	11,435,154
Marsh & McLennan Cos., Inc.	57,625	10,690,590
Mastercard, Inc. Class A	21,170	12,085,530
S&P Global, Inc.	21,326	11,144,754
Visa, Inc. Class A	23,631	8,287,628
		53,643,656
Health Care — 3.1%
Danaher Corporation	42,806	9,799,150
Elevance Health, Inc.	15,593	5,466,126
Eli Lilly and Co.	13,217	14,204,046
Stryker Corporation	24,271	8,530,528
		37,999,850
Industrials — 1.8%
AMETEK, Inc.	13,637	2,799,812
Honeywell International, Inc.	45,283	8,834,261
Northrop Grumman Corporation	17,310	9,870,335
		21,504,408
Information Technology — 5.3%
Amphenol Corporation Class A	16,661	2,251,568
Apple, Inc.	37,999	10,330,408
Broadcom, Inc.	45,669	15,806,041
Intuit, Inc.	12,702	8,414,059
Microsoft Corporation	25,320	12,245,258
QUALCOMM, Inc.	35,617	6,092,288
Texas Instruments, Inc.	52,155	9,048,371
		64,187,993
Total Common Stocks (Cost $210,971,441)		241,992,351
FOREIGN COMMON STOCKS — 2.3%
Ireland — 1.4%
Accenture PLC Class A	20,307	5,448,368
Linde PLC	25,122	10,711,770
		16,160,138
Switzerland — 0.9%
Chubb, Ltd.	36,047	11,250,989
Total Foreign Common Stocks (Cost $26,939,874)		27,411,127

	Number of Warrants	Value
WARRANTS — 0.0%
GameStop CorporationΔ* (Cost $—)	6,880	$20,709

	Par
CORPORATE BONDS — 9.3%
Advanced Energy Industries, Inc.
2.50%, 09/15/28 CONV	$251,000	412,142
AeroVironment, Inc.
0.00%, 07/15/30 CONV»	500,000	543,750
Affirm Holdings, Inc.
0.75%, 12/15/29	327,000	362,888
Akamai Technologies, Inc.
1.13%, 02/15/29 CONV	4,025,000	3,986,762
Alkami Technology, Inc.
1.50%, 03/15/30 144A CONV	275,000	282,769
Alliant Energy Corporation
3.88%, 03/15/26 CONV	484,000	504,086
Alnylam Pharmaceuticals, Inc.
0.00%, 09/15/28 144A CONV»	220,000	212,850
AST SpaceMobile, Inc.
2.00%, 01/15/36 144A CONV	1,337,000	1,337,735
Bentley Systems, Inc.
0.13%, 01/15/26 CONV	169,000	168,683
0.38%, 07/01/27 CONV	441,000	415,863
BlackLine, Inc.
1.00%, 06/01/29 CONV	602,000	636,525
Boston Properties LP REIT
2.00%, 10/01/30 144A CONV	773,000	750,196
Box, Inc.
1.50%, 09/15/29 CONV	361,000	351,975
Bridgebio Pharma, Inc.
2.25%, 02/01/29 CONV	600,000	675,750
BWX Technologies, Inc.
0.00%, 11/01/30 144A CONVΔ»	1,450,000	1,385,475
CenterPoint Energy, Inc.
4.25%, 08/15/26 CONV	1,013,000	1,110,248
Cheesecake Factory, Inc. (The)
2.00%, 03/15/30 144A CONV	449,000	440,918
Citigroup Global Markets Holdings, Inc.
0.13%, 04/18/28 144A†††	1,179,000	1,286,578
Cleanspark, Inc.
0.00%, 02/15/32 144A CONV»	1,400,000	1,056,300
Cloudflare, Inc.
0.00%, 06/15/30 144A CONV»	2,670,000	2,908,965

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
CMS Energy Corporation
3.38%, 05/01/28 CONV	$666,000	$713,952
3.13%, 05/01/31 144A CONV	1,333,000	1,319,070
Cohu, Inc.
1.50%, 01/15/31 CONV	585,000	651,983
Coinbase Global, Inc.
0.00%, 10/01/29 144A CONV»	2,079,000	1,934,094
0.25%, 04/01/30 CONV	1,726,000	1,772,170
Commvault Systems, Inc.
0.00%, 09/15/30 144A CONV»	533,000	472,771
COPT Defense Properties LP REIT
5.25%, 09/15/28 144A CONV	250,000	280,064
Core Scientific, Inc.
0.00%, 06/15/31 144A CONV»	649,000	685,149
CoreWeave, Inc.
1.75%, 12/01/31 144A CONV	692,000	656,535
Cytokinetics, Inc.
3.50%, 07/01/27 CONV	339,000	483,245
Datadog, Inc.
0.00%, 12/01/29»	880,000	881,100
Digital Realty Trust LP REIT
1.88%, 11/15/29 144A CONV	981,000	997,186
DigitalOcean Holdings, Inc.
0.00%, 08/15/30 144A CONV»	510,000	722,670
DoorDash, Inc.
0.00%, 05/15/30 144A CONVΔ»	2,095,000	2,193,465
Dropbox, Inc.
0.00%, 03/01/28 CONV»	1,064,000	1,075,172
Duke Energy Corporation
4.13%, 04/15/26 CONV	1,238,000	1,276,687
Enovis Corporation
3.88%, 10/15/28 CONVΔ	355,000	347,634
Eos Energy Enterprises, Inc.
1.75%, 12/01/31 144A CONV	437,000	424,983
Etsy, Inc.
1.00%, 06/15/30 144A CONVΔ	1,087,000	1,103,848
Euronet Worldwide, Inc.
0.63%, 10/01/30 144A CONV	705,000	644,634
Evergy, Inc.
4.50%, 12/15/27 CONV	1,089,000	1,327,355
Exelon Corporation
3.25%, 03/15/29 144A CONV	705,000	704,647
FirstEnergy Corporation
3.63%, 01/15/29 144A CONV	2,000,000	2,126,000
Fluence Energy, Inc.
2.25%, 06/15/30	312,000	378,495
Fluor Corporation
1.13%, 08/15/29 CONV	627,000	715,846
Ford Motor Co.
0.00%, 03/15/26 CONV»	1,835,000	1,910,235
	Par	Value
GameStop Corporation
0.00%, 04/01/30 144A CONV»	$2,054,000	$2,036,130
0.00%, 06/15/32 144A CONV»	1,000,000	978,000
Global Payments, Inc.
1.50%, 03/01/31 CONV	1,818,000	1,635,291
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 CONV	339,000	365,459
Guardant Health, Inc.
0.00%, 05/15/33 144A CONV»	814,000	896,417
Guidewire Software, Inc.
1.25%, 11/01/29 CONV	574,000	632,548
Halozyme Therapeutics, Inc.
0.88%, 11/15/32 144A CONV	1,768,000	1,798,940
Hims & Hers Health, Inc.
0.00%, 05/15/30 144A CONV»	179,000	154,746
Integer Holdings Corporation
1.88%, 03/15/30 144A CONV	859,000	797,152
Ionis Pharmaceuticals, Inc.
0.00%, 12/01/30 144A CONV»	1,008,000	1,076,040
Itron, Inc.
0.00%, 03/15/26 CONV»	8,000	7,932
1.38%, 07/15/30 CONV	662,000	670,689
Jazz Investments I, Ltd.
2.00%, 06/15/26 CONV	639,000	741,080
3.13%, 09/15/30 CONV	634,000	845,439
JBT Marel Corporation
0.25%, 05/15/26 CONV	773,000	793,253
JetBlue Airways Corporation
2.50%, 09/01/29 CONV	188,000	182,830
JPMorgan Chase & Co.
0.13%, 07/05/28 CONV†††	1,149,000	1,730,509
0.00%, 09/19/28»	6,500,000	7,150,000
Lantheus Holdings, Inc.
2.63%, 12/15/27 CONV	377,000	432,890
LCI Industries
3.00%, 03/01/30 144A CONV	392,000	465,500
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 CONV	387,000	490,523
Life360, Inc.
0.00%, 06/01/30 144A CONV»	241,000	258,774
Ligand Pharmaceuticals, Inc.
0.75%, 10/01/30 144A CONV	367,000	431,097
LivaNova PLC
2.50%, 03/15/29 CONV	304,000	352,640
Live Nation Entertainment, Inc.
2.88%, 01/15/30	694,000	730,782

See Notes to Financial Statements.

	Par	Value
2.88%, 10/15/31 144A CONV	$1,064,000	$1,050,700
Lucid Group, Inc.
5.00%, 04/01/30 144A CONV	332,000	196,088
Lyft, Inc.
0.63%, 03/01/29 CONV	243,000	293,022
0.00%, 09/15/30 144A CONV»	533,000	603,889
MACOM Technology Solutions Holdings, Inc.
0.00%, 12/15/29 144A CONVΔ»	265,000	322,028
MARA Holdings, Inc.
0.00%, 03/01/30 CONV»	1,088,000	858,432
0.00%, 06/01/31 CONV»	1,235,000	1,033,695
Merit Medical Systems, Inc.
3.00%, 02/01/29 144A CONV	660,000	798,270
Mirion Technologies, Inc.
0.25%, 06/01/30 144A CONV	339,000	420,953
0.00%, 10/01/31 144A CONV»	414,000	449,190
MKS, Inc.
1.25%, 06/01/30 CONVΔ	1,045,000	1,335,510
NCL Corporation, Ltd.
0.75%, 09/15/30 144A CONVΔ	1,409,000	1,365,885
NextEra Energy Capital Holdings, Inc.
3.00%, 03/01/27 CONV	625,000	777,187
Northern Oil & Gas, Inc.
3.63%, 04/15/29 CONV	410,000	396,573
Nutanix, Inc.
0.50%, 12/15/29	899,000	869,333
Oddity Finance LLC
0.00%, 06/15/30 144A CONV»	250,000	216,250
ON Semiconductor Corporation
0.50%, 03/01/29 CONV	1,657,000	1,571,664
Ormat Technologies, Inc.
2.50%, 07/15/27 CONV	363,000	488,144
OSI Systems, Inc.
0.50%, 02/01/31 144A CONV	494,000	486,936
Parsons Corporation
2.63%, 03/01/29 CONV	1,319,000	1,359,229
Post Holdings, Inc.
2.50%, 08/15/27 CONV	352,000	379,632
PPL Capital Funding, Inc.
2.88%, 03/15/28 CONV	843,000	926,246
3.00%, 12/01/30 144A CONV	1,173,000	1,176,097
Progress Software Corporation
1.00%, 04/15/26 CONV	325,000	323,944
Repligen Corporation
1.00%, 12/15/28 CONV	504,000	553,140
Rexford Industrial Realty LP REIT
4.13%, 03/15/29 144A CONV	727,000	726,418
	Par	Value
Rivian Automotive, Inc.
3.63%, 10/15/30 CONV	$2,574,000	$2,892,532
Rubrik, Inc.
0.00%, 06/15/30 144A CONV»	946,000	931,337
Sabre GLBL, Inc.
7.32%, 08/01/26 CONV	327,000	330,434
Semtech Corporation
0.00%, 10/15/30 144A CONV»	578,000	613,836
Sirius XM Holdings, Inc.
3.75%, 03/15/28 CONV	363,000	365,360
SoFi Technologies, Inc.
0.00%, 10/15/26 144A CONV»	154,000	199,191
Solaris Energy Infrastructure, Inc.
0.25%, 10/01/31 CONV	581,000	630,022
Southern Co. (The)
4.50%, 06/15/27 CONV	1,879,000	2,009,590
Super Micro Computer, Inc.
3.50%, 03/01/29 CONV	820,000	731,809
0.00%, 06/15/30 144A CONV»	1,790,000	1,517,920
Synaptics, Inc.
0.75%, 12/01/31 CONVΔ	256,000	270,848
T1 Energy, Inc.
5.25%, 12/01/30 CONV	172,000	220,521
Tempus AI, Inc.
0.75%, 07/15/30 144A CONV	500,000	534,000
Terawulf, Inc.
0.00%, 05/01/32 144A CONV»	886,000	768,605
Tetra Tech, Inc.
2.25%, 08/15/28 CONV	452,000	491,527
Tyler Technologies, Inc.
0.25%, 03/15/26 CONV	592,000	599,992
Uniti Group, Inc.
7.50%, 12/01/27 CONV	355,000	392,879
Unity Software, Inc.
0.00%, 03/15/30 144A CONVΔ»	560,000	810,600
Upstart Holdings, Inc.
0.00%, 02/15/32 144A CONV»	598,000	495,951
Varonis Systems, Inc.
1.00%, 09/15/29 CONV	653,000	607,943
Vertex, Inc.
0.75%, 05/01/29 CONV	642,000	609,852
Viavi Solutions, Inc.
0.63%, 03/01/31 144A CONV	347,000	498,813
Vishay Intertechnology, Inc.
2.25%, 09/15/30 CONV	483,000	435,304
WEC Energy Group, Inc.
4.38%, 06/01/27 CONV	716,000	809,617
4.38%, 06/01/29 CONV	701,000	819,469
WisdomTree, Inc.
4.63%, 08/15/30 144A CONV	620,000	637,670

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Workiva, Inc.
1.25%, 08/15/28 CONV	$579,000	$572,776
World Kinect Corporation
3.25%, 07/01/28 CONV	532,000	560,223
Zoetis, Inc.
0.25%, 06/15/29 144A CONV	2,286,000	2,360,295
Zscaler, Inc.
0.00%, 07/15/28 144A CONV»	645,000	605,010
Total Corporate Bonds (Cost $112,242,001)		112,586,490
FOREIGN BONDS — 1.2%
Australia — 0.1%
IREN, Ltd.
0.00%, 07/01/31 144A CONV»	1,688,000	1,254,184
Cameroon — 0.0%
Golar LNG, Ltd.
2.75%, 12/15/30 144A CONV	201,000	194,317
Canada — 0.1%
Energy Fuels, Inc.
0.75%, 11/01/31 144A CONV	384,000	398,592
IMAX Corporation
0.75%, 11/15/30 144A CONV	287,000	314,911
		713,503
China — 0.5%
Alibaba Group Holding, Ltd.
0.50%, 06/01/31 CONV	1,130,000	1,757,715
H World Group, Ltd.
3.00%, 05/01/26 CONV	404,000	515,302
JD.com, Inc.
0.25%, 06/01/29 CONV	1,628,000	1,635,326
Trip.com Group, Ltd.
1.50%, 07/01/27 CONV	306,000	407,408
0.75%, 06/15/29 CONV	1,233,000	1,522,139
		5,837,890
Denmark — 0.0%
Ascendis Pharma A/S
2.25%, 04/01/28 CONV	439,000	623,578
Israel — 0.3%
Check Point Software Technologies, Ltd.
0.00%, 12/15/30 144A CONV»	1,215,000	1,213,177
CyberArk Software, Ltd.
0.00%, 06/15/30 144A CONV»	1,152,000	1,233,792
Nova, Ltd.
0.00%, 09/15/30 144A CONV»	511,000	636,706
Wix.com, Ltd.
0.00%, 09/15/30 144A CONV»	321,000	284,406
		3,368,081
	Par	Value
Netherlands — 0.1%
Nebius Group NV
2.75%, 09/15/32 144A CONV	$2,000,000	$1,919,000
Singapore — 0.1%
Grab Holdings, Ltd.
0.00%, 06/15/30 CONV»	1,090,000	1,155,400
Total Foreign Bonds (Cost $15,159,407)		15,065,953

	Shares
EQUITY-LINKED SECURITIES — 0.2%
Microsoft Corporation, Issued by Barclays Bank PLC, Maturity Date 02/16/29 CONV††† (Cost $1,810,756)	1,749,000	1,918,128
MONEY MARKET FUNDS — 9.9%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø§	3,955,403	3,955,403
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	116,348,203	116,348,203
Total Money Market Funds (Cost $120,303,606)		120,303,606

	Par
U.S. TREASURY OBLIGATIONS — 50.9%
U.S. Treasury Bills
3.73%, 01/06/26Ω	$65,000,000	64,975,083
3.23%, 03/03/26Ω‡‡	60,000,000	59,646,075
		124,621,158
U.S. Treasury Notes
4.63%, 03/15/26‡‡	110,900,000	111,113,500
4.13%, 06/15/26‡‡	85,300,000	85,546,748
4.63%, 09/15/26	98,300,000	99,024,834
4.38%, 12/15/26	98,300,000	99,081,747
1.13%, 02/28/27	41,000,000	39,902,930
0.75%, 01/31/28	44,000,000	41,613,516
3.63%, 09/30/31	18,000,000	17,845,312
		494,128,587
Total U.S. Treasury Obligations (Cost $621,040,217)		618,749,745

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 6.8%
Call Options — 6.8%
S&P 500®, Strike Price $5,450.00, Expires 06/11/29 (MSCS)	135	$92,414,250	30,011,020

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $6,100.00, Expires 01/31/30 (MSCS)	270	$184,828,500	$52,083,171
Total Purchased Options (Premiums paid $58,800,448)			82,094,191
TOTAL INVESTMENTS — 100.5% (Cost $1,167,267,750)			1,220,142,300

WRITTEN OPTIONS — (0.3)%
Put Options — (0.3)%
S&P 500®, Strike Price $6,730.00, Expires 01/16/26 (MSCS)	(38)	(26,012,900)	(105,830)
S&P 500®, Strike Price $6,800.00, Expires 01/16/26 (MSCS)	(30)	(20,536,500)	(129,180)
S&P 500®, Strike Price $6,815.00, Expires 01/16/26 (MSCS)	(21)	(14,375,550)	(100,800)
S&P 500®, Strike Price $6,825.00, Expires 01/16/26 (MSCS)	(66)	(45,180,300)	(338,910)
S&P 500®, Strike Price $6,825.00, Expires 01/23/26 (MSCS)	(2)	(1,369,100)	(12,940)
S&P 500®, Strike Price $6,830.00, Expires 01/02/26 (MSCS)	(36)	(24,643,800)	(35,640)
S&P 500®, Strike Price $6,830.00, Expires 01/09/26 (MSCS)	(144)	(98,575,200)	(527,760)
S&P 500®, Strike Price $6,835.00, Expires 01/16/26 (MSCS)	(2)	(1,369,100)	(10,930)
S&P 500®, Strike Price $6,840.00, Expires 01/02/26 (MSCS)	(72)	(49,287,600)	(95,040)
S&P 500®, Strike Price $6,850.00, Expires 01/02/26 (MSCS)	(34)	(23,274,700)	(58,820)
S&P 500®, Strike Price $6,850.00, Expires 01/09/26 (MSCS)	(1)	(684,550)	(4,425)
S&P 500®, Strike Price $6,875.00, Expires 01/02/26 (MSCS)	(13)	(8,899,150)	(41,340)
S&P 500®, Strike Price $6,875.00, Expires 01/09/26 (MSCS)	(3)	(2,053,650)	(16,719)
S&P 500®, Strike Price $6,880.00, Expires 01/23/26 (MSCS)	(18)	(12,321,900)	(154,620)
S&P 500®, Strike Price $6,880.00, Expires 01/30/26 (MSCS)	(1)	(684,550)	(8,290)
S&P 500®, Strike Price $6,890.00, Expires 01/09/26 (MSCS)	(8)	(5,476,400)	(50,840)
S&P 500®, Strike Price $6,900.00, Expires 01/23/26 (MSCS)	(67)	(45,864,850)	(636,500)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $6,920.00, Expires 01/23/26 (MSCS)	(68)	$(46,549,400)	$(718,828)
S&P 500®, Strike Price $6,920.00, Expires 01/30/26 (MSCS)	(3)	(2,053,650)	(35,850)
Total Written Options (Premiums received $(5,497,665))			(3,083,262)
Liabilities in Excess of Other Assets — (0.2)%			(2,070,431)
NET ASSETS — 100.0%			$1,214,988,607

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND

SCHEDULE OF INVESTMENTS (Continued)

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	03/2026	240	$26,985,000	$(183,750)
S&P 500® E-Mini	03/2026	59	20,332,875	40,711
U.S. Treasury Long Bond	03/2026	79	9,131,906	(99,367)
2-Year U.S. Treasury Note	03/2026	285	59,504,883	(35,625)
5-Year U.S. Treasury Note	03/2026	565	61,757,148	(229,531)
Total Futures Contracts outstanding at December 31, 2025			$177,711,812	$(507,562)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$241,992,351	$241,992,351	$—	$—
Corporate Bonds	112,586,490	—	109,569,403	3,017,087
Equity-Linked Security	1,918,128	—	—	1,918,128
Foreign Bonds	15,065,953	—	15,065,953	—
Foreign Common Stocks	27,411,127	27,411,127	—	—
Money Market Funds	120,303,606	120,303,606	—	—
Purchased Options:
Call Options	82,094,191	—	82,094,191	—
U.S. Treasury Obligations	618,749,745	—	618,749,745	—
Warrants	20,709	20,709	—	—
Total Assets - Investments in Securities	$1,220,142,300	$389,727,793	$825,479,292	$4,935,215
Other Financial Instruments***
Futures Contracts	$40,711	$40,711	$—	$—
Total Assets - Other Financial Instruments	$40,711	$40,711	$ —	$ —
Liabilities:
Investments in Securities:
Written Options:
Put Options	$(3,083,262)	$(3,083,262)	$—	$—
Total Liabilities - Investments in Securities	$(3,083,262)	$(3,083,262)	$ —	$ —
Other Financial Instruments***
Futures Contracts	$(548,273)	$(548,273)	$—	$—
Total Liabilities - Other Financial Instruments	$(548,273)	$(548,273)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 1 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 1 is not shown for the year ended December 31, 2025.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2025.

See Notes to Financial Statements.

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 95.5%
Communication Services — 10.5%
Alphabet, Inc. Class A	582,403	$182,292,139
Alphabet, Inc. Class C	475,722	149,281,564
AT&T, Inc.	800,991	19,896,616
Charter Communications, Inc. Class AΔ*	10,007	2,088,961
Comcast Corporation Class A	345,308	10,321,256
Electronic Arts, Inc.	25,290	5,167,506
Fox Corporation Class A	31,129	2,274,596
Fox Corporation Class B	22,665	1,471,638
Live Nation Entertainment, Inc.Δ*	13,806	1,967,355
Meta Platforms, Inc. Class A	219,147	144,656,743
Netflix, Inc.*	430,290	40,343,990
News Corporation Class A	13,865	362,154
News Corporation Class BΔ	17,149	508,125
Omnicom Group, Inc.Δ	34,451	2,781,918
Paramount Skydance Corporation Class BΔ	33,224	445,202
Take-Two Interactive Software, Inc.*	18,289	4,682,533
TKO Group Holdings, Inc.Δ	9,182	1,919,038
T-Mobile US, Inc.	57,174	11,608,609
Trade Desk, Inc. (The) Class A*	40,000	1,518,400
Verizon Communications, Inc.	475,264	19,357,503
Walt Disney Co. (The)	185,663	21,122,880
Warner Bros Discovery, Inc.*	238,470	6,872,705
		630,941,431
Consumer Discretionary — 10.1%
Airbnb, Inc. Class A*	41,224	5,594,921
Amazon.com, Inc.*	972,473	224,466,218
AutoZone, Inc.*	1,728	5,860,512
Best Buy Co., Inc.	18,981	1,270,398
Booking Holdings, Inc.	3,319	17,774,340
Carnival Corporation*	93,461	2,854,299
Carvana Co.Δ*	14,165	5,977,913
Chipotle Mexican Grill, Inc.*	134,179	4,964,623
D.R. Horton, Inc.	32,224	4,641,223
Darden Restaurants, Inc.	14,447	2,658,537
Deckers Outdoor Corporation*	12,609	1,307,175
Domino’s Pizza, Inc.	3,030	1,262,965
DoorDash, Inc. Class A*	36,067	8,168,454
eBay, Inc.	56,398	4,912,266
Expedia Group, Inc.	10,462	2,963,989
Ford Motor Co.	360,267	4,726,703
General Motors Co.	95,248	7,745,567
Genuine Parts Co.	18,371	2,258,898
Hasbro, Inc.	24,098	1,976,036
Hilton Worldwide Holdings, Inc.	25,222	7,245,020
Home Depot, Inc. (The)	100,265	34,501,187
Lennar Corporation Class A	25,645	2,636,306
Lowe’s Cos., Inc.	55,638	13,417,660
Lululemon Athletica, Inc.*	11,007	2,287,365
Marriott International, Inc. Class A	22,914	7,108,839
McDonald’s Corporation	76,331	23,329,044
NIKE, Inc. Class B	122,827	7,825,308
Norwegian Cruise Line Holdings, Ltd.Δ*	34,212	763,612
NVR, Inc.*	277	2,020,097
	Shares	Value
O’Reilly Automotive, Inc.*	85,275	$7,777,933
Pool Corporation	3,147	719,876
PulteGroup, Inc.	15,992	1,875,222
Ralph Lauren Corporation	2,445	864,576
Ross Stores, Inc.	31,270	5,632,978
Royal Caribbean Cruises, Ltd.	24,936	6,955,149
Starbucks Corporation	115,296	9,709,076
Tapestry, Inc.	22,719	2,902,807
Tesla, Inc.*	280,235	126,027,284
TJX Cos., Inc. (The)	110,726	17,008,621
Tractor Supply Co.	50,195	2,510,252
Ulta Beauty, Inc.*	3,993	2,415,805
Williams-Sonoma, Inc.	8,971	1,602,131
Yum! Brands, Inc.	32,953	4,985,130
		603,506,315
Consumer Staples — 4.6%
Archer-Daniels-Midland Co.	58,780	3,379,262
Church & Dwight Co., Inc.	27,416	2,298,832
Clorox Co. (The)	14,245	1,436,323
Coca-Cola Co. (The)	475,657	33,253,181
Colgate-Palmolive Co.	97,575	7,710,376
Conagra Brands, Inc.	100,249	1,735,310
Costco Wholesale Corporation	44,360	38,253,402
Dollar General Corporation	30,243	4,015,363
Dollar Tree, Inc.*	19,847	2,441,379
Estee Lauder Cos., Inc. (The) Class A	24,032	2,516,631
General Mills, Inc.	107,180	4,983,870
Hershey Co. (The)	18,809	3,422,862
Hormel Foods Corporation	48,902	1,158,977
J.M. Smucker Co. (The)	15,075	1,474,486
Kenvue, Inc.	276,470	4,769,108
Keurig Dr. Pepper, Inc.	164,662	4,612,183
Kimberly-Clark Corporation	38,870	3,921,594
Kraft Heinz Co. (The)Δ	178,672	4,332,796
Kroger Co. (The)	75,797	4,735,797
Lamb Weston Holdings, Inc.	10,228	428,451
McCormick & Co., Inc. (Non-Voting Shares)	30,377	2,068,977
Mondelez International, Inc. Class A	169,996	9,150,885
Monster Beverage Corporation*	81,543	6,251,902
PepsiCo, Inc.	167,281	24,008,169
Procter & Gamble Co. (The)	258,291	37,015,683
Sysco Corporation	52,703	3,883,684
Target Corporation	47,305	4,624,064
The Campbell's Co.Δ	41,165	1,147,269
Tyson Foods, Inc. Class A	45,726	2,680,458
Walmart, Inc.	456,648	50,875,154
		272,586,428
Energy — 2.8%
APA CorporationΔ	24,228	592,617
Archrock, Inc.	13	338
Baker Hughes Co.	76,217	3,470,922
Chevron Corporation	201,562	30,720,064
ConocoPhillips	136,906	12,815,771
Coterra Energy, Inc.	73,032	1,922,202
Devon Energy Corporation	58,094	2,127,983
Diamondback Energy, Inc.	20,000	3,006,600

See Notes to Financial Statements.

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
EOG Resources, Inc.	60,355	$6,337,879
EQT Corporation	56,293	3,017,305
Expand Energy Corporation	20,519	2,264,477
Exxon Mobil Corporation	450,885	54,259,501
Halliburton Co.Δ	53,476	1,511,232
Kinder Morgan, Inc.	212,594	5,844,209
Marathon Petroleum Corporation	32,177	5,232,946
Occidental Petroleum Corporation	69,269	2,848,341
ONEOK, Inc.	65,945	4,846,957
Phillips 66	41,166	5,312,061
Targa Resources Corporation	21,235	3,917,857
Texas Pacific Land CorporationΔ	5,484	1,575,114
Valero Energy Corporation	31,345	5,102,653
Williams Cos., Inc. (The)	130,328	7,834,016
		164,561,045
Financials — 12.9%
Aflac, Inc.	56,520	6,232,460
Allstate Corporation (The)	27,407	5,704,767
American Express Co.	50,900	18,830,455
American International Group, Inc.	65,815	5,630,473
Ameriprise Financial, Inc.	10,345	5,072,567
Apollo Global Management, Inc.	40,443	5,854,529
Arch Capital Group, Ltd.*	35,117	3,368,423
Ares Management Corporation Class AΔ	20,550	3,321,496
Arthur J. Gallagher & Co.	27,191	7,036,759
Assurant, Inc.	2,404	579,003
Bank of America Corporation	674,462	37,095,410
Bank of New York Mellon Corporation (The)	77,492	8,996,046
Berkshire Hathaway, Inc. Class B*	186,591	93,789,966
Blackrock, Inc.	14,307	15,313,354
Blackstone, Inc.	69,916	10,776,852
Block, Inc.*	54,911	3,574,157
Brown & Brown, Inc.	20,522	1,635,603
Capital One Financial Corporation	60,043	14,552,021
Cboe Global Markets, Inc.	14,521	3,644,771
Charles Schwab Corporation (The)	167,200	16,704,952
Cincinnati Financial Corporation	14,725	2,404,887
Citigroup, Inc.	184,838	21,568,746
Citizens Financial Group, Inc.	34,788	2,031,967
CME Group, Inc.	42,861	11,704,482
Coinbase Global, Inc. Class A*	22,170	5,013,524
Corpay, Inc.*	5,052	1,520,298
Erie Indemnity Co. Class AΔ	1,849	530,016
Everest Group, Ltd.	3,173	1,076,758
FactSet Research Systems, Inc.	4,700	1,363,893
Fidelity National Information Services, Inc.	54,367	3,613,231
Fifth Third BancorpΔ	52,084	2,438,052
Fiserv, Inc.*	56,603	3,802,024
Franklin Resources, Inc.	37,861	904,499
Global Payments, Inc.	22,769	1,762,321
Globe Life, Inc.	5,006	700,139
Goldman Sachs Group, Inc. (The)	29,822	26,213,538
Hartford Insurance Group, Inc. (The)	28,747	3,961,337
Huntington Bancshares, Inc.	118,830	2,061,701
	Shares	Value
Interactive Brokers Group, Inc. Class A	43,531	$2,799,479
Intercontinental Exchange, Inc.	59,293	9,603,094
Invesco, Ltd.	28,914	759,571
Jack Henry & Associates, Inc.	6,405	1,168,784
JPMorgan Chase & Co.	280,649	90,430,721
KeyCorp	64,549	1,332,291
KKR & Co., Inc.	61,931	7,894,964
Loews Corporation	28,928	3,046,408
M&T Bank Corporation	18,081	3,642,960
Marsh & McLennan Cos., Inc.	51,698	9,591,013
Mastercard, Inc. Class A	80,819	46,137,951
MetLife, Inc.	64,005	5,052,555
Moody’s Corporation	13,640	6,967,994
Morgan Stanley	122,245	21,702,155
MSCI, Inc.	7,340	4,211,178
Nasdaq, Inc.	38,291	3,719,205
Northern Trust Corporation	16,617	2,269,716
PayPal Holdings, Inc.	91,430	5,337,683
PNC Financial Services Group, Inc. (The)	44,111	9,207,289
Principal Financial Group, Inc.	19,881	1,753,703
Progressive Corporation (The)	59,797	13,616,973
Prudential Financial, Inc.	36,128	4,078,129
Raymond James Financial, Inc.	15,892	2,552,096
Regions Financial Corporation	64,510	1,748,221
Robinhood Markets, Inc. Class A*	77,334	8,746,475
S&P Global, Inc.	31,031	16,216,490
State Street Corporation	30,870	3,982,539
Synchrony Financial	25,095	2,093,676
T. Rowe Price Group, Inc.	22,044	2,256,865
Travelers Cos., Inc. (The)	24,966	7,241,638
Truist Financial Corporation	139,078	6,844,028
U.S. Bancorp	162,438	8,667,692
Visa, Inc. Class AΔ	173,838	60,966,725
W.R. Berkley CorporationΔ	30,968	2,171,476
Wells Fargo & Co.	327,773	30,548,444
		768,745,658
Health Care — 8.5%
Agilent Technologies, Inc.	36,422	4,955,942
Align Technology, Inc.*	5,801	905,826
Amgen, Inc.	85,311	27,923,143
Baxter International, Inc.Δ	64,652	1,235,500
Becton, Dickinson and Co.	35,672	6,922,865
Biogen, Inc.*	70,851	12,469,068
Boston Scientific Corporation*	187,364	17,865,157
Bristol-Myers Squibb Co.	496,893	26,802,408
Cardinal Health, Inc.	42,423	8,717,927
Cencora, Inc.	39,465	13,329,304
Centene Corporation*	96,018	3,951,141
Charles River Laboratories International, Inc.*	6,323	1,261,312
Cigna Group (The)	38,740	10,662,410
Danaher Corporation	73,607	16,850,114
DaVita, Inc.*	11,461	1,302,084
Dexcom, Inc.*	39,119	2,596,328
Edwards Lifesciences Corporation*	80,806	6,888,712

See Notes to Financial Statements.

	Shares	Value
Elevance Health, Inc.	33,812	$11,852,797
Eli Lilly and Co.	86,592	93,058,691
GE HealthCare Technologies, Inc.	43,306	3,551,958
Gilead Sciences, Inc.	191,279	23,477,584
HCA Healthcare, Inc.	25,973	12,125,755
Henry Schein, Inc.Δ*	23,034	1,740,910
Hologic, Inc.*	29,305	2,182,929
Humana, Inc.	15,358	3,933,645
IDEXX Laboratories, Inc.*	10,753	7,274,727
Incyte Corporation*	72,520	7,162,800
Insulet Corporation*	8,088	2,298,933
Intuitive Surgical, Inc.*	35,878	20,319,864
IQVIA Holdings, Inc.*	19,759	4,453,876
Labcorp Holdings, Inc.	19,730	4,949,862
McKesson Corporation	18,794	15,416,530
Mettler-Toledo International, Inc.*	2,272	3,167,600
Moderna, Inc.Δ*	94,242	2,779,197
Molina Healthcare, Inc.*	10,184	1,767,331
Quest Diagnostics, Inc.	27,553	4,781,272
Regeneron Pharmaceuticals, Inc.	19,789	15,274,535
ResMed, Inc.	19,344	4,659,389
Revvity, Inc.	17,319	1,675,613
Solventum Corporation*	15,682	1,242,642
Stryker Corporation	45,651	16,044,957
Thermo Fisher Scientific, Inc.	43,946	25,464,510
Universal Health Services, Inc. Class B	11,246	2,451,853
Vertex Pharmaceuticals, Inc.*	40,517	18,368,787
Viatris, Inc.	913,446	11,372,403
Waters Corporation*	7,467	2,836,191
West Pharmaceutical Services, Inc.	8,649	2,379,686
Zimmer Biomet Holdings, Inc.Δ	24,469	2,200,253
Zoetis, Inc.	127,095	15,991,093
		510,897,414
Industrials — 7.5%
3M Co.	52,734	8,442,713
A.O. Smith Corporation	16,217	1,084,593
AMETEK, Inc.	26,617	5,464,736
Automatic Data Processing, Inc.	49,116	12,634,109
Axon Enterprise, Inc.*	7,800	4,429,854
Boeing Co. (The)*	78,040	16,944,045
Broadridge Financial Solutions, Inc.	13,628	3,041,361
Builders FirstSource, Inc.*	8,558	880,533
C.H. Robinson Worldwide, Inc.Δ	12,459	2,002,909
Carrier Global Corporation	78,938	4,171,084
Caterpillar, Inc.	45,723	26,193,335
Cintas Corporation	27,719	5,213,112
Comfort Systems U.S.A., Inc.	3,525	3,289,847
Copart, Inc.*	62,547	2,448,715
CSX Corporation	185,964	6,741,195
Cummins, Inc.	12,679	6,471,996
Dayforce, Inc.*	12,769	883,104
Deere & Co.	25,864	12,041,502
Delta Air Lines, Inc.	66,318	4,602,469
Dover Corporation	11,833	2,310,275
EMCOR Group, Inc.	2,489	1,522,745
	Shares	Value
Emerson Electric Co.Δ	56,724	$7,528,409
Equifax, Inc.	11,539	2,503,732
Expeditors International of Washington, Inc.	10,368	1,544,936
Fastenal Co.	107,051	4,295,957
FedEx Corporation	23,188	6,698,086
Fortive Corporation	31,205	1,722,828
GE Vernova, Inc.	27,966	18,277,739
Generac Holdings, Inc.*	3,923	534,979
General Dynamics Corporation	26,183	8,814,769
General Electric Co.	105,604	32,529,200
Honeywell International, Inc.	63,790	12,444,791
Howmet Aerospace, Inc.	37,854	7,760,827
Hubbell, Inc.Δ	4,746	2,107,746
Huntington Ingalls Industries, Inc.	2,805	953,896
IDEX Corporation	6,919	1,231,167
Illinois ToolWorks, Inc.	27,249	6,711,429
Ingersoll-Rand, Inc.Δ	28,689	2,272,743
J.B. Hunt Transport Services, Inc.	6,373	1,238,529
Jacobs Solutions, Inc.	12,870	1,704,760
L3Harris Technologies, Inc.Δ	20,994	6,163,209
Leidos Holdings, Inc.	16,258	2,932,943
Lennox International, Inc.	2,901	1,408,668
Lockheed Martin Corporation	23,829	11,525,372
Masco Corporation	23,878	1,515,298
Nordson Corporation	5,292	1,272,356
Norfolk Southern Corporation	21,910	6,325,855
Northrop Grumman Corporation	15,674	8,937,472
Old Dominion Freight Line, Inc.	14,856	2,329,421
Otis Worldwide Corporation	37,638	3,287,679
PACCAR, Inc.	54,216	5,937,194
Parker-Hannifin CorporationΔ	11,688	10,273,284
Paychex, Inc.	37,853	4,246,350
Paycom Software, Inc.	3,850	613,536
Quanta Services, Inc.	13,065	5,514,214
Republic Services, Inc.	20,308	4,303,874
Rockwell Automation, Inc.	11,287	4,391,433
Rollins, Inc.	21,375	1,282,927
RTX Corporation	149,700	27,454,980
Snap-on, Inc.Δ	5,899	2,032,795
Southwest Airlines Co.Δ	69,304	2,864,334
Stanley Black & Decker, Inc.	15,175	1,127,199
Textron, Inc.	15,886	1,384,783
TransDigm Group, Inc.	5,382	7,157,253
Uber Technologies, Inc.*	204,682	16,724,566
Union Pacific Corporation	60,128	13,908,809
United Airlines Holdings, Inc.*	34,694	3,879,483
United Parcel Service, Inc. Class B	80,675	8,002,153
United Rentals, Inc.	5,125	4,147,765
Veralto Corporation	15,414	1,538,009
Verisk Analytics, Inc.	17,445	3,902,272
W.W. Grainger, Inc.	3,812	3,846,499
Waste Management, Inc.	35,857	7,878,141
Westinghouse Air Brake Technologies Corporation	13,439	2,868,555

See Notes to Financial Statements.

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Xylem, Inc.	21,548	$2,934,407
		445,603,843
Information Technology — 33.1%
Adobe, Inc.*	42,463	14,861,625
Advanced Micro Devices, Inc.*	160,516	34,376,106
Akamai Technologies, Inc.*	13,007	1,134,861
Amphenol Corporation Class A	119,477	16,146,122
Analog Devices, Inc.	49,138	13,326,226
Apple, Inc.	1,495,954	406,690,054
Applied Materials, Inc.	78,169	20,088,651
AppLovin Corporation Class A*	27,134	18,283,432
Arista Networks, Inc.*	101,228	13,263,905
Autodesk, Inc.*	18,971	5,615,606
Broadcom, Inc.	473,356	163,828,512
Cadence Design Systems, Inc.*	26,364	8,240,859
CDW Corporation	11,947	1,627,181
Cisco Systems, Inc.	411,297	31,682,208
Cognizant Technology Solutions Corporation Class A	48,265	4,005,995
Corning, Inc.	88,163	7,719,552
Crowdstrike Holdings, Inc. Class A*	24,305	11,393,212
Datadog, Inc. Class A*	31,594	4,296,468
Dell Technologies, Inc. Class C	29,747	3,744,552
EPAM Systems, Inc.*	4,977	1,019,688
F5, Inc.*	3,085	787,477
Fair Isaac Corporation*	2,437	4,120,041
First Solar, Inc.*	11,847	3,094,792
Fortinet, Inc.*	60,698	4,820,028
Gartner, Inc.*	6,492	1,637,802
Gen Digital, Inc.	62,969	1,712,127
GoDaddy, Inc. Class A*	13,951	1,731,040
Hewlett Packard Enterprise Co.	153,179	3,679,360
HP, Inc.	134,667	3,000,381
Intel Corporation*	437,230	16,133,787
International Business Machines Corporation	94,536	28,002,509
Intuit, Inc.	28,442	18,840,550
Jabil, Inc.	8,416	1,919,016
Keysight Technologies, Inc.*	13,420	2,726,810
KLA Corporation	12,245	14,878,655
Lam Research Corporation	117,645	20,138,471
Microchip Technology, Inc.	49,200	3,135,024
Micron Technology, Inc.	108,350	30,924,173
Microsoft Corporation	749,141	362,299,570
Monolithic Power Systems, Inc.Δ	4,186	3,794,023
Motorola Solutions, Inc.	17,253	6,613,420
NetApp, Inc.	23,896	2,559,023
NVIDIA Corporation	2,444,259	455,854,303
ON Semiconductor Corporation*	33,696	1,824,638
Oracle Corporation	166,920	32,534,377
Palantir Technologies, Inc. Class A*	229,549	40,802,335
Palo Alto Networks, Inc.*	64,372	11,857,322
PTC, Inc.*	8,371	1,458,312
Qnity Electronics, Inc.	23,651	1,931,104
QUALCOMM, Inc.	108,148	18,498,715
Roper Technologies, Inc.	10,888	4,846,575
Salesforce, Inc.	95,826	25,385,266
	Shares	Value
Sandisk Corporation*	13,832	$3,283,440
ServiceNow, Inc.*	101,335	15,523,509
Skyworks Solutions, Inc.	15,419	977,719
Super Micro Computer, Inc.Δ*	50,414	1,475,618
Synopsys, Inc.*	17,975	8,443,217
Teledyne Technologies, Inc.*	5,596	2,858,045
Teradyne, Inc.	9,806	1,898,049
Texas Instruments, Inc.	93,010	16,136,305
Trimble, Inc.*	19,275	1,510,196
Tyler Technologies, Inc.*	4,548	2,064,565
VeriSign, Inc.	8,842	2,148,164
Western Digital Corporation	35,458	6,108,350
Workday, Inc. Class A*	20,656	4,436,496
Zebra Technologies Corporation Class A*	4,187	1,016,687
		1,980,766,201
Materials — 1.2%
Air Products and Chemicals, Inc.	23,642	5,840,047
Albemarle Corporation	9,480	1,340,851
Avery Dennison Corporation	5,863	1,066,362
Ball Corporation	26,240	1,389,933
CF Industries Holdings, Inc.	18,904	1,462,035
Corteva, Inc.	68,267	4,575,937
Dow, Inc.	112,748	2,636,048
DuPont de Nemours, Inc.	47,302	1,901,540
Ecolab, Inc.	25,865	6,790,080
Freeport-McMoRan, Inc.	132,608	6,735,160
International Flavors & Fragrances, Inc.	30,254	2,038,817
International Paper Co.	51,522	2,029,452
Martin Marietta Materials, Inc.	5,018	3,124,508
Mosaic Co. (The)	35,598	857,556
Newmont Corporation	116,783	11,660,783
Nucor Corporation	20,449	3,335,436
Packaging Corporation of America	10,735	2,213,879
PPG Industries, Inc.	19,496	1,997,560
Sherwin-Williams Co. (The)	22,919	7,426,444
Steel Dynamics, Inc.	10,955	1,856,325
Vulcan Materials Co.	11,371	3,243,237
		73,521,990
Real Estate — 1.9%
Alexandria Real Estate Equities, Inc. REIT	16,632	813,970
American Tower Corporation REIT	59,138	10,382,859
AvalonBay Communities, Inc. REIT	14,896	2,700,794
BXP, Inc. REIT	11,272	760,635
Camden Property Trust REIT	12,210	1,344,077
CBRE Group, Inc. Class A*	35,896	5,771,718
CoStar Group, Inc.*	52,530	3,532,117
Crown Castle, Inc. REIT	71,945	6,393,752
Digital Realty Trust, Inc. REITΔ	31,147	4,818,752
Equinix, Inc. REIT	9,656	7,398,041
Equity Residential REIT	40,640	2,561,946
Essex Property Trust, Inc. REIT	8,395	2,196,804
Extra Space Storage, Inc. REIT	23,903	3,112,649
Federal Realty Investment Trust REIT	5,137	517,810

See Notes to Financial Statements.

	Shares	Value
Healthpeak Properties, Inc. REIT	99,693	$1,603,063
Host Hotels & Resorts, Inc. REIT	47,716	846,005
Invitation Homes, Inc. REIT	60,850	1,691,021
Iron Mountain, Inc. REIT	27,908	2,314,969
Kimco Realty Corporation REIT	76,752	1,555,763
Mid-America Apartment Communities, Inc. REIT	17,039	2,366,887
Prologis, Inc. REIT	95,795	12,229,190
Public Storage REIT	19,298	5,007,831
Regency Centers Corporation REIT	28,783	1,986,890
SBA Communications Corporation REIT	14,070	2,721,560
Simon Property Group, Inc. REIT	30,590	5,662,515
UDR, Inc. REIT	34,368	1,260,618
Ventas, Inc. REIT	54,188	4,193,067
Welltower, Inc. REIT	83,563	15,510,128
Weyerhaeuser Co. REIT	75,055	1,778,053
		113,033,484
Utilities — 2.4%
AES Corporation (The)	84,414	1,210,497
Alliant Energy Corporation	22,632	1,471,306
Ameren Corporation	19,884	1,985,616
American Electric Power Co., Inc.	68,997	7,956,044
American Water Works Co., Inc.	34,800	4,541,400
Atmos Energy Corporation	16,716	2,802,103
CenterPoint Energy, Inc.Δ	50,231	1,925,856
CMS Energy Corporation	24,417	1,707,481
Consolidated Edison, Inc.	54,284	5,391,487
Constellation Energy Corporation	30,123	10,641,552
Dominion Energy, Inc.	91,084	5,336,612
DTE Energy Co.	18,119	2,336,989
Duke Energy Corporation	124,453	14,587,136
Edison International	41,333	2,480,807
Entergy Corporation	43,304	4,002,589
Evergy, Inc.	18,834	1,365,277
Eversource Energy	46,832	3,153,199
Exelon Corporation	145,959	6,362,353
FirstEnergy Corporation	60,440	2,705,899
NextEra Energy, Inc.	216,178	17,354,770
NiSource, Inc.	23,079	963,779
NRG Energy, Inc.	19,377	3,085,593
PG&E Corporation	188,273	3,025,547
Pinnacle West Capital CorporationΔ	5,256	466,207
PPL Corporation	65,214	2,283,794
Public Service Enterprise Group, Inc.	46,751	3,754,105
Sempra	64,983	5,737,349
Southern Co. (The)	153,244	13,362,877
Vistra Corporation	30,698	4,952,508
WEC Energy Group, Inc.	35,929	3,789,072
Xcel Energy, Inc.	62,086	4,585,672
		145,325,476
Total Common Stocks (Cost $2,687,432,257)		5,709,489,285
FOREIGN COMMON STOCKS — 2.7%
Canada — 0.0%
Enerflex, Ltd.	6	93
	Shares	Value
Curacao — 0.1%
SLB, Ltd.	110,637	$4,246,248
Ireland — 2.1%
Accenture PLC Class A	63,226	16,963,536
Allegion PLC	9,625	1,532,492
Aon PLC Class A	21,693	7,655,026
CRH PLC	67,134	8,378,323
Eaton Corporation PLCΔ	39,307	12,519,673
Johnson Controls International PLC	67,201	8,047,320
Linde PLC	50,436	21,505,406
Medtronic PLC	178,854	17,180,715
Pentair PLC	7,659	797,608
Seagate Technology Holdings PLC	23,569	6,490,667
Smurfit WestRock PLC	44,756	1,730,714
STERIS PLC	15,828	4,012,715
TE Connectivity PLC	31,453	7,155,872
Trane Technologies PLC	23,477	9,137,248
Willis Towers Watson PLCΔ	10,753	3,533,436
		126,640,751
Jersey — 0.1%
Amcor PLC	207,494	1,730,500
Aptiv PLC*	26,900	2,046,821
		3,777,321
Netherlands — 0.1%
LyondellBasell Industries NV Class A	40,017	1,732,736
NXP Semiconductor NV	24,211	5,255,240
		6,987,976
Switzerland — 0.3%
Bunge Global SA	15,898	1,416,194
Chubb, Ltd.	42,570	13,286,948
Garmin, Ltd.	15,459	3,135,858
		17,839,000
Total Foreign Common Stocks (Cost $100,304,646)		159,491,389
MONEY MARKET FUNDS — 2.0%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø§	20,348,315	20,348,315
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	100,639,427	100,639,427
Total Money Market Funds (Cost $120,987,742)		120,987,742
TOTAL INVESTMENTS — 100.2% (Cost $2,908,724,645)		5,989,968,416
Liabilities in Excess of Other Assets — (0.2)%		(10,529,344)
NET ASSETS — 100.0%		$5,979,439,072

See Notes to Financial Statements.

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	03/2026	274	$94,427,250	$(73,568)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$5,709,489,285	$5,709,489,285	$—	$—
Foreign Common Stocks	159,491,389	159,491,389	—	—
Money Market Funds	120,987,742	120,987,742	—	—
Total Assets - Investments in Securities	$5,989,968,416	$5,989,968,416	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(73,568)	$(73,568)	$—	$—
Total Liabilities - Other Financial Instruments	$(73,568)	$(73,568)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

VALUE EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 92.3%
Communication Services — 8.6%
Alphabet, Inc. Class A	17,858	$5,589,554
Alphabet, Inc. Class C	14,737	4,624,471
AST SpaceMobile, Inc.Δ*	18	1,307
AT&T, Inc.	67,309	1,671,956
Charter Communications, Inc. Class AΔ*	848	177,020
Comcast Corporation Class A	37,063	1,107,813
Electronic Arts, Inc.	2,282	466,281
Fox Corporation Class A	1,596	116,620
Fox Corporation Class B	1,986	128,951
Frontier Communications Parent, Inc.*	1,224	46,598
GCI Liberty, Inc. Class AΔ*	21	774
GCI Liberty, Inc. Class C*	236	8,782
IAC, Inc.*	790	30,889
Iridium Communications, Inc.	304	5,283
Liberty Broadband CorporationΔ*	798	38,783
Liberty Broadband Corporation Class A*	277	13,374
Liberty Media Corporation-Liberty Formula One Class A*	555	49,606
Liberty Media Corporation-Liberty Formula One Class C*	905	89,151
Madison Square Garden Sports Corporation*	119	30,779
Meta Platforms, Inc. Class A	3,503	2,312,295
New York Times Co. (The) Class A	1,488	103,297
News Corporation Class A	2,285	59,684
News Corporation Class BΔ	931	27,585
Nexstar Media Group, Inc. Class A	191	38,783
Omnicom Group, Inc.	3,461	279,476
Pinterest, Inc. Class A*	2,745	71,068
Roku, Inc.*	924	100,245
Sirius XM Holdings, Inc.Δ	2,061	41,210
Take-Two Interactive Software, Inc.*	1,081	276,768
TKO Group Holdings, Inc.	488	101,992
T-Mobile US, Inc.	4,542	922,208
Verizon Communications, Inc.	41,681	1,697,667
Walt Disney Co. (The)	16,201	1,843,188
Warner Bros Discovery, Inc.*	20,310	585,334
ZoomInfo Technologies, Inc.*	1,984	20,177
		22,678,969
Consumer Discretionary — 7.1%
ADT, Inc.	1,051	8,482
Amazon.com, Inc.*	23,005	5,310,014
Aramark	1,888	69,592
AutoNation, Inc.*	138	28,494
AutoZone, Inc.*	123	417,155
Bath & Body Works, Inc.	1,381	27,731
Best Buy Co., Inc.	1,727	115,588
Booking Holdings, Inc.	24	128,528
BorgWarner, Inc.	2,686	121,031
Bright Horizons Family Solutions, Inc.*	211	21,395
Brunswick Corporation	764	56,719
CarMax, Inc.*	1,009	38,988
	Shares	Value
Carnival Corporation*	5,951	$181,744
Crocs, Inc.*	470	40,194
D.R. Horton, Inc.	2,904	418,263
Darden Restaurants, Inc.	471	86,673
Dick's Sporting Goods, Inc.	473	93,640
Dillard's, Inc. Class AΔ	18	10,914
Domino’s Pizza, Inc.	133	55,437
eBay, Inc.	4,111	358,068
Five Below, Inc.*	424	79,865
Floor & Decor Holdings, Inc. Class AΔ*	508	30,932
Ford Motor Co.	37,617	493,535
GameStop Corporation Class AΔ*	3,797	76,244
Gap, Inc. (The)	1,334	34,150
General Motors Co.	8,229	669,182
Gentex Corporation	4,135	96,221
Genuine Parts Co.	1,188	146,077
Grand Canyon Education, Inc.*	40	6,652
H&R Block, Inc.	848	36,956
Harley-Davidson, Inc.Δ	512	10,491
Hasbro, Inc.	1,615	132,430
Home Depot, Inc. (The)	2,199	756,676
Hyatt Hotels Corporation Class A	206	33,026
Lear Corporation	1,149	131,675
Lennar Corporation Class A	1,791	184,115
Lennar Corporation Class B	737	70,103
Liberty Live Holdings, Inc. Class A*	142	11,573
Liberty Live Holdings, Inc. Class C*	173	14,387
Lithia Motors, Inc.	189	62,810
LKQ Corporation	2,863	86,463
Lowe’s Cos., Inc.	4,892	1,179,755
Lucid Group, Inc.Δ*	808	8,541
Lululemon Athletica, Inc.*	398	82,708
Macy’s, Inc.	2,479	54,662
Marriott International, Inc. Class A	345	107,033
Mattel, Inc.*	2,626	52,100
McDonald’s Corporation	6,232	1,904,686
Mohawk Industries, Inc.*	337	36,834
Newell Brands, Inc.	983	3,657
NIKE, Inc. Class B	10,463	666,598
NVR, Inc.*	27	196,905
O’Reilly Automotive, Inc.*	675	61,567
Ollie's Bargain Outlet Holdings, Inc.*	536	58,751
Penske Automotive Group, Inc.	107	16,937
Pool Corporation	203	46,436
PulteGroup, Inc.	1,813	212,592
PVH Corporation	204	13,672
QuantumScape CorporationΔ*	3,518	36,658
Ralph Lauren Corporation	194	68,600
Rivian Automotive, Inc. Class A*	6,608	130,244
Ross Stores, Inc.	2,200	396,308
Service Corporation International	1,129	88,028
SharkNinja, Inc.Δ*	291	32,563
Starbucks Corporation	8,663	729,511
Tapestry, Inc.	385	49,191
Thor Industries, Inc.	193	19,815
TJX Cos., Inc. (The)	4,970	763,442

See Notes to Financial Statements.

VALUE EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Toll Brothers, Inc.	526	$71,126
TopBuild Corporation*	177	73,843
Travel + Leisure Co.	119	8,393
Ulta Beauty, Inc.*	280	169,403
Under Armour, Inc. Class CΔ*	968	4,646
Vail Resorts, Inc.Δ	60	7,968
VF Corporation	2,495	45,110
Wayfair, Inc. Class A*	623	62,555
Wendy's Co. (The)	1,305	10,871
Whirlpool CorporationΔ	396	28,567
Williams-Sonoma, Inc.	798	142,515
Wyndham Hotels & Resorts, Inc.Δ	88	6,649
YETI Holdings, Inc.Δ*	696	30,742
Yum! Brands, Inc.	1,739	263,076
		18,695,471
Consumer Staples — 6.8%
Albertsons Cos., Inc. Class A	4,569	78,450
Archer-Daniels-Midland Co.	4,853	278,999
BellRing Brands, Inc.*	1,154	30,846
BJ's Wholesale Club Holdings, Inc.*	996	89,670
Casey’s General Stores, Inc.	251	138,730
Church & Dwight Co., Inc.	1,837	154,032
Clorox Co. (The)	1,167	117,669
Coca-Cola Co. (The)	23,656	1,653,791
Coca-Cola Consolidated, Inc.	600	91,980
Colgate-Palmolive Co.	4,541	358,830
Conagra Brands, Inc.	9,454	163,649
Coty, Inc. Class A*	5,539	17,060
Darling Ingredients, Inc.*	1,055	37,980
Dollar General Corporation	2,291	304,176
Dollar Tree, Inc.*	1,797	221,049
elf Beauty, Inc.*	508	38,628
Estee Lauder Cos., Inc. (The) Class A	2,124	222,425
Flowers Foods, Inc.	5,813	63,245
Freshpet, Inc.*	367	22,361
General Mills, Inc.	8,302	386,043
Hershey Co. (The)	1,477	268,784
Hormel Foods Corporation	4,963	117,623
Ingredion, Inc.	594	65,494
J.M. Smucker Co. (The)	1,333	130,381
Kenvue, Inc.	21,036	362,871
Keurig Dr. Pepper, Inc.	15,555	435,696
Kimberly-Clark Corporation	2,057	207,531
Kraft Heinz Co. (The)	13,428	325,629
Kroger Co. (The)	6,131	383,065
Lamb Weston Holdings, Inc.	1,298	54,373
Maplebear, Inc.*	1,457	65,536
McCormick & Co., Inc. (Non-Voting Shares)	2,627	178,925
Mondelez International, Inc. Class A	14,674	789,901
PepsiCo, Inc.	12,138	1,742,046
Pilgrim’s Pride Corporation	798	31,114
Post Holdings, Inc.*	476	47,148
Primo Brands Corporation	3,528	57,683
Procter & Gamble Co. (The)	23,150	3,317,627
Reynolds Consumer Products, Inc.	655	15,013
Seaboard Corporation	3	13,334
	Shares	Value
Smithfield Foods, Inc.	1,148	$25,635
Sysco Corporation	1,906	140,453
Target Corporation	4,150	405,663
The Campbell's Co.Δ	4,122	114,880
Tyson Foods, Inc. Class A	3,254	190,749
U.S. Foods Holding Corporation*	1,325	99,799
Walmart, Inc.	34,775	3,874,283
		17,930,849
Energy — 5.4%
Antero Midstream Corporation	1,259	22,398
Antero Resources Corporation*	2,101	72,400
APA CorporationΔ	2,533	61,957
Baker Hughes Co.	7,702	350,749
Cheniere Energy, Inc.	929	180,588
Chevron Corporation	17,452	2,659,859
Chord Energy Corporation	424	39,305
Civitas Resources, Inc.	655	17,744
ConocoPhillips	11,655	1,091,025
Coterra Energy, Inc.	6,588	173,396
Devon Energy Corporation	5,275	193,223
Diamondback Energy, Inc.	1,722	258,868
DT Midstream, Inc.Δ	398	47,633
EOG Resources, Inc.	5,314	558,023
EQT Corporation	5,709	306,002
Expand Energy Corporation	2,157	238,046
Exxon Mobil Corporation	38,409	4,622,139
Halliburton Co.	4,963	140,254
HF Sinclair Corporation	890	41,011
Kinder Morgan, Inc.	17,038	468,375
Marathon Petroleum Corporation	2,540	413,080
NOV, Inc.Δ	2,112	33,011
Occidental Petroleum Corporation	6,114	251,408
ONEOK, Inc.	4,922	361,767
Ovintiv, Inc.	921	36,094
Permian Resources Corporation	4,402	61,760
Phillips 66	3,225	416,154
Range Resources Corporation	1,337	47,143
Valero Energy Corporation	2,806	456,789
Viper Energy, Inc. Class A	1,003	38,746
Williams Cos., Inc. (The)	10,151	610,177
		14,269,124
Financials — 21.0%
Affirm Holdings, Inc.*	659	49,049
Aflac, Inc.	4,822	531,722
Allstate Corporation (The)	2,711	564,295
Ally Financial, Inc.	1,271	57,564
American Express Co.	2,980	1,102,451
American Financial Group, Inc.	583	79,684
American International Group, Inc.	5,718	489,175
Ameriprise Financial, Inc.	50	24,517
Apollo Global Management, Inc.	635	91,923
Arch Capital Group, Ltd.*	3,500	335,720
Arthur J. Gallagher & Co.	2,333	603,757
Assurant, Inc.	300	72,255
Assured Guaranty, Ltd.	135	12,132
Axis Capital Holdings, Ltd.	375	40,159

See Notes to Financial Statements.

	Shares	Value
Bank of America Corporation	55,430	$3,048,650
Bank of New York Mellon Corporation (The)	6,060	703,505
Bank OZK	729	33,549
Berkshire Hathaway, Inc. Class B*	16,383	8,234,915
Blackrock, Inc.	1,394	1,492,054
Block, Inc.*	2,841	184,921
Brighthouse Financial, Inc.*	321	20,798
Brown & Brown, Inc.	2,490	198,453
Capital One Financial Corporation	4,951	1,199,924
Carlyle Group, Inc. (The)	1,259	74,420
Cboe Global Markets, Inc.	1,178	295,678
Charles Schwab Corporation (The)	14,429	1,441,601
Cincinnati Financial Corporation	919	150,091
Citigroup, Inc.	13,405	1,564,229
Citizens Financial Group, Inc.	3,986	232,822
CME Group, Inc.	3,764	1,027,873
CNA Financial CorporationΔ	2,064	98,535
Coinbase Global, Inc. Class A*	1,633	369,287
Columbia Banking System, Inc.	1,700	47,515
Comerica, Inc.	982	85,365
Corebridge Financial, Inc.	264	7,965
Credit Acceptance CorporationΔ*	27	11,973
Cullen/Frost Bankers, Inc.	436	55,211
East West Bancorp, Inc.	887	99,690
Evercore, Inc. Class A	54	18,374
Everest Group, Ltd.	304	103,162
F&G Annuities & Life, Inc.	127	3,933
FactSet Research Systems, Inc.	286	82,994
Fidelity National Financial, Inc.	2,125	116,004
Fidelity National Information Services, Inc.	4,456	296,146
Fifth Third BancorpΔ	5,109	239,152
First American Financial Corporation	743	45,650
First Citizens BancShares, Inc. Class A	57	122,332
First Hawaiian, Inc.	562	14,219
First Horizon Corporation	1,893	45,243
Fiserv, Inc.*	3,090	207,555
FNB Corporation	3,594	61,457
Franklin Resources, Inc.	2,992	71,479
Global Payments, Inc.	1,680	130,032
Globe Life, Inc.	522	73,007
Goldman Sachs Group, Inc. (The)	2,476	2,176,404
Hanover Insurance Group, Inc. (The)	160	29,243
Hartford Insurance Group, Inc. (The)	2,701	372,198
Houlihan Lokey, Inc.	163	28,393
Huntington Bancshares, Inc.	12,147	210,750
Interactive Brokers Group, Inc. Class A	3,191	205,213
Intercontinental Exchange, Inc.	5,498	890,456
Invesco, Ltd.	2,558	67,199
Jack Henry & Associates, Inc.	540	98,539
Jefferies Financial Group, Inc.	252	15,616
JPMorgan Chase & Co.	24,087	7,761,313
Kemper Corporation	125	5,068
KeyCorp	4,675	96,492
KKR & Co., Inc.	4,252	542,045
	Shares	Value
Lazard, Inc.	15	$728
Lincoln National Corporation	558	24,848
Loews Corporation	392	41,282
M&T Bank Corporation	1,439	289,930
Markel Corporation*	50	107,483
MarketAxess Holdings, Inc.	442	80,113
Marsh & McLennan Cos., Inc.	4,234	785,492
MetLife, Inc.	4,501	355,309
MGIC Investment Corporation	1,510	44,122
Morgan Stanley	10,082	1,789,857
MSCI, Inc.	350	200,806
Nasdaq, Inc.	3,101	301,200
Northern Trust Corporation	1,541	210,485
Old Republic International Corporation	957	43,678
OneMain Holdings, Inc.	357	24,115
PayPal Holdings, Inc.	8,293	484,145
Pinnacle Financial Partners, Inc.	110	10,495
PNC Financial Services Group, Inc. (The)	3,643	760,403
Popular, Inc.	32	3,985
Primerica, Inc.	120	31,003
Principal Financial Group, Inc.	1,534	135,314
Progressive Corporation (The)	5,527	1,258,608
Prosperity Bancshares, Inc.	588	40,637
Prudential Financial, Inc.	2,887	325,885
Raymond James Financial, Inc.	1,227	197,044
Regions Financial Corporation	7,693	208,480
Reinsurance Group of America, Inc.	466	94,812
RLI Corporation	374	23,929
Robinhood Markets, Inc. Class A*	5,372	607,573
Rocket Cos., Inc. Class A	8,942	173,117
S&P Global, Inc.	2,775	1,450,187
SEI Investments Co.	617	50,606
SLM Corporation	120	3,247
SoFi Technologies, Inc.*	7,046	184,464
SOUTHSTATE BANK CORPORATION	544	51,196
State Street Corporation	2,168	279,694
Stifel Financial Corporation	104	13,023
Synchrony Financial	2,054	171,365
Synovus Financial Corporation	25	1,251
T. Rowe Price Group, Inc.	1,777	181,929
TFS Financial Corporation	1,046	13,996
TPG, Inc.	46	2,937
Tradeweb Markets, Inc. Class A	1,072	115,283
Travelers Cos., Inc. (The)	2,386	692,083
Truist Financial Corporation	11,358	558,927
U.S. Bancorp	15,069	804,082
Unum Group	1,074	83,235
Virtu Financial, Inc. Class A	184	6,131
Voya Financial, Inc.	172	12,812
W.R. Berkley Corporation	2,922	204,891
Webster Financial Corporation	655	41,226
Wells Fargo & Co.	28,583	2,663,936
Western Alliance Bancorp	621	52,207
Western Union Co. (The)	4,295	39,986

See Notes to Financial Statements.

VALUE EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
WEX, Inc.*	18	$2,682
White Mountains Insurance Group, Ltd.	8	16,624
Zions Bancorp NA	579	33,895
		55,249,868
Health Care — 10.2%
Acadia Healthcare Co., Inc.Δ*	2,723	38,639
Agilent Technologies, Inc.	3,110	423,178
Align Technology, Inc.*	808	126,169
Amgen, Inc.	2,049	670,658
Avantor, Inc.*	7,413	84,953
Baxter International, Inc.	6,318	120,737
Becton, Dickinson and Co.	3,663	710,878
Biogen, Inc.*	2,477	435,927
BioMarin Pharmaceutical, Inc.*	4,552	270,525
Bio-Rad Laboratories, Inc. Class A*	180	54,538
Boston Scientific Corporation*	13,188	1,257,476
Bristol-Myers Squibb Co.	30,879	1,665,613
Bruker Corporation	1,251	58,935
Cardinal Health, Inc.	2,094	430,317
Caris Life Sciences, Inc.Δ*	1,484	40,038
Centene Corporation*	7,323	301,341
Certara, Inc.Δ*	2,766	24,368
Charles River Laboratories International, Inc.*	486	96,947
Chemed Corporation	433	185,263
Cigna Group (The)	2,987	822,112
Danaher Corporation	6,230	1,426,172
DENTSPLY SIRONA, Inc.	3,782	43,228
Edwards Lifesciences Corporation*	7,098	605,105
Elanco Animal Health, Inc.*	17,785	402,475
Elevance Health, Inc.	2,643	926,504
Encompass Health Corporation	2,562	271,931
Envista Holdings Corporation*	2,443	53,038
Exact Sciences Corporation*	2,143	217,643
Exelixis, Inc.*	2,180	95,549
GE HealthCare Technologies, Inc.	4,555	373,601
Gilead Sciences, Inc.	9,646	1,183,950
Globus Medical, Inc. Class A*	1,453	126,861
HCA Healthcare, Inc.	1,801	840,815
Henry Schein, Inc.Δ*	2,749	207,769
Hologic, Inc.*	3,220	239,858
Humana, Inc.	1,320	338,092
Illumina, Inc.*	1,519	199,232
Incyte Corporation*	2,441	241,098
Insmed, Inc.*	576	100,247
Ionis Pharmaceuticals, Inc.*	1,554	122,937
IQVIA Holdings, Inc.*	1,742	392,664
Labcorp Holdings, Inc.	1,516	380,334
McKesson Corporation	473	387,997
Mettler-Toledo International, Inc.*	212	295,568
Moderna, Inc.Δ*	5,060	149,219
Molina Healthcare, Inc.*	765	132,758
Neurocrine Biosciences, Inc.*	766	108,642
Organon & Co.	22,022	157,898
Quest Diagnostics, Inc.	2,345	406,928
Regeneron Pharmaceuticals, Inc.	1,120	864,494
	Shares	Value
Repligen Corporation*	458	$75,048
ResMed, Inc.	1,552	373,830
Revolution Medicines, Inc.*	2,663	212,108
Revvity, Inc.Δ	1,502	145,319
Roivant Sciences, Ltd.*	9,665	209,731
Sarepta Therapeutics, Inc.*	1,082	23,285
Solventum Corporation*	2,117	167,751
Sotera Health Co.*	1,844	32,528
Stryker Corporation	3,195	1,122,947
Teleflex, Inc.	685	83,597
Tenet Healthcare Corporation*	1,161	230,714
Thermo Fisher Scientific, Inc.	3,668	2,125,423
United Therapeutics Corporation*	589	286,990
Universal Health Services, Inc. Class B	1,096	238,950
Veeva Systems, Inc. Class A*	829	185,058
Viatris, Inc.	52,093	648,558
Viking Therapeutics, Inc.Δ*	1,539	54,142
Waters Corporation*	379	143,956
West Pharmaceutical Services, Inc.	671	184,619
Zimmer Biomet Holdings, Inc.Δ	2,913	261,937
Zoetis, Inc.	6,288	791,156
		26,708,866
Industrials — 11.7%
3M Co.	3,685	589,968
A.O. Smith Corporation	1,446	96,708
Acuity, Inc.	191	68,768
Advanced Drainage Systems, Inc.	781	113,112
AECOM	1,074	102,384
AGCO Corporation	472	49,239
Air Lease CorporationΔ	285	18,306
Alaska Air Group, Inc.*	801	40,290
Allison Transmission Holdings, Inc.	301	29,468
Amentum Holdings, Inc.*	1,083	31,407
American Airlines Group, Inc.*	5,957	91,321
AMETEK, Inc.	1,796	368,737
API Group Corporation*	2,838	108,582
Applied Industrial Technologies, Inc.	151	38,772
Armstrong World Industries, Inc.	20	3,822
ATI, Inc.*	977	112,121
Automatic Data Processing, Inc.	718	184,691
Avis Budget Group, Inc.Δ*	89	11,420
Boeing Co. (The)*	5,448	1,182,870
Broadridge Financial Solutions, Inc.	207	46,196
Builders FirstSource, Inc.*	1,198	123,262
BWX Technologies, Inc.	578	99,902
C.H. Robinson Worldwide, Inc.	983	158,027
CACI International, Inc. Class A*	212	112,956
Carlisle Cos., Inc.Δ	388	124,106
Carpenter Technology Corporation	283	89,100
Carrier Global Corporation	7,631	403,222
Caterpillar, Inc.	3,654	2,093,267
Clean Harbors, Inc.*	102	23,917
Concentrix CorporationΔ	396	16,466
Crane Co.	171	31,538
CSX Corporation	16,983	615,634

See Notes to Financial Statements.

	Shares	Value
Cummins, Inc.	1,180	$602,331
Curtiss-Wright Corporation	293	161,522
Dayforce, Inc.*	855	59,132
Deere & Co.	2,236	1,041,015
Delta Air Lines, Inc.	6,352	440,829
Donaldson Co., Inc.	78	6,915
Dover Corporation	587	114,606
EMCOR Group, Inc.	320	195,773
Emerson Electric Co.	4,879	647,541
Equifax, Inc.	899	195,065
Esab Corporation	213	23,796
Everus Construction Group, Inc.*	366	31,315
Expeditors International of Washington, Inc.	1,029	153,331
Fastenal Co.	2,407	96,593
FedEx Corporation	1,916	553,456
Ferguson Enterprises, Inc.	1,598	355,763
Flowserve Corporation	500	34,690
Fortive Corporation	1,984	109,537
Fortune Brands Innovations, Inc.	1,033	51,671
FTI Consulting, Inc.*	316	53,982
Generac Holdings, Inc.*	524	71,458
General Dynamics Corporation	2,431	818,420
Genpact, Ltd.	964	45,096
Graco, Inc.	384	31,476
GXO Logistics, Inc.*	454	23,899
Hexcel CorporationΔ	239	17,662
Honeywell International, Inc.	5,442	1,061,680
Hubbell, Inc.	395	175,423
Huntington Ingalls Industries, Inc.	339	115,284
IDEX Corporation	421	74,913
Illinois ToolWorks, Inc.	1,921	473,142
Ingersoll-Rand, Inc.Δ	3,120	247,166
ITT, Inc.	165	28,629
J.B. Hunt Transport Services, Inc.	589	114,466
Jacobs Solutions, Inc.	660	87,424
KBR, Inc.	894	35,939
Kirby Corporation*	713	78,558
Knight-Swift Transportation Holdings, Inc.	1,131	59,129
L3Harris Technologies, Inc.	1,986	583,030
Landstar System, Inc.	43	6,179
Leidos Holdings, Inc.	1,097	197,899
Lincoln Electric Holdings, Inc.	233	55,836
Loar Holdings, Inc.*	116	7,888
Lockheed Martin Corporation	1,539	744,368
Lyft, Inc. Class A*	2,604	50,439
ManpowerGroup, Inc.	282	8,384
Masco Corporation	1,906	120,955
MasTec, Inc.*	458	99,555
Middleby Corporation (The)*	368	54,711
MSA Safety, Inc.	222	35,551
MSC Industrial Direct Co., Inc. Class A	225	18,923
Mueller Industries, Inc.	743	85,296
Nordson Corporation	293	70,446
Norfolk Southern Corporation	1,971	569,067
Northrop Grumman Corporation	1,401	798,864
	Shares	Value
Old Dominion Freight Line, Inc.	1,619	$253,859
Oshkosh Corporation	349	43,845
Otis Worldwide Corporation	3,733	326,078
Owens Corning	618	69,160
PACCAR, Inc.	4,853	531,452
Parker-Hannifin Corporation	1,077	946,640
Parsons Corporation*	577	35,659
Paychex, Inc.	2,333	261,716
Paycom Software, Inc.	155	24,701
Quanta Services, Inc.	461	194,570
QXO, Inc.Δ*	5,344	103,086
RBC Bearings, Inc.*	135	60,538
Regal Beloit Corporation	479	67,213
Republic Services, Inc.	2,377	503,758
Robert Half, Inc.	712	19,338
Rockwell Automation, Inc.	884	343,938
RTX Corporation	12,007	2,202,084
Ryder System, Inc.	126	24,115
Saia, Inc.*	221	72,161
Schneider National, Inc. Class B	610	16,183
Science Applications International Corporation	391	39,358
Simpson Manufacturing Co., Inc.	235	37,945
Snap-on, Inc.	367	126,468
Southwest Airlines Co.	3,971	164,121
SS&C Technologies Holdings, Inc.	1,180	103,156
Stanley Black & Decker, Inc.	1,365	101,392
Tetra Tech, Inc.	1,638	54,939
Textron, Inc.	925	80,632
Timken Co. (The)	215	18,088
Toro Co. (The)	720	56,678
TransDigm Group, Inc.	399	530,610
TransUnion	1,540	132,055
Trex Co., Inc.*	217	7,612
U-Haul Holding Co.*	430	21,676
Union Pacific Corporation	5,124	1,185,284
United Airlines Holdings, Inc.*	3,112	347,984
United Parcel Service, Inc. Class B	7,954	788,957
United Rentals, Inc.	538	435,414
Valmont Industries, Inc.	144	57,934
Veralto Corporation	567	56,575
Verisk Analytics, Inc.	530	118,556
W.W. Grainger, Inc.	37	37,335
Watsco, Inc.	308	103,781
WESCO International, Inc.	274	67,031
Westinghouse Air Brake Technologies Corporation	1,210	258,274
WillScot Holdings Corporation	592	11,147
Woodward, Inc.	434	131,207
XPO Logistics, Inc.*	565	76,789
Xylem, Inc.	1,947	265,142
		30,691,831
Information Technology — 10.3%
Advanced Micro Devices, Inc.*	5,789	1,239,772
Akamai Technologies, Inc.*	1,004	87,599
Amdocs, Ltd.	450	36,230
Amkor Technology, Inc.	562	22,188

See Notes to Financial Statements.

VALUE EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Analog Devices, Inc.	4,275	$1,159,380
Applied Materials, Inc.	5,121	1,316,046
Arrow Electronics, Inc.*	438	48,259
Aurora Innovation, Inc.Δ*	7,385	28,358
Avnet, Inc.	925	44,474
BILL Holdings, Inc.*	38	2,073
CCC Intelligent Solutions Holdings, Inc.Δ*	4,198	33,374
CDW Corporation	1,079	146,960
Ciena Corporation*	1,096	256,322
Circle Internet Group, Inc.*	411	32,592
Cirrus Logic, Inc.*	165	19,553
Cisco Systems, Inc.	35,485	2,733,410
Cognex Corporation	1,100	39,578
Cognizant Technology Solutions Corporation Class A	4,295	356,485
Coherent Corporation*	1,260	232,558
Corning, Inc.	7,323	641,202
Crane Holdings Co.Δ	265	12,474
Dell Technologies, Inc. Class C	2,293	288,643
Docusign, Inc.*	550	37,620
Dolby Laboratories, Inc. Class A	375	24,083
Dropbox, Inc. Class A*	827	22,991
DXC Technology Co.*	1,336	19,572
Entegris, Inc.	857	72,202
EPAM Systems, Inc.*	297	60,849
F5, Inc.*	376	95,978
Fair Isaac Corporation*	39	65,934
First Solar, Inc.*	901	235,368
Gen Digital, Inc.	3,706	100,766
Globant SA*	231	15,100
Hewlett Packard Enterprise Co.	12,098	290,594
HP, Inc.	9,111	202,993
Ingram Micro Holding CorporationΔ	998	21,297
Intel Corporation*	37,839	1,396,259
International Business Machines Corporation	8,205	2,430,403
IPG Photonics Corporation*	106	7,590
Jabil, Inc.	364	82,999
Keysight Technologies, Inc.*	1,401	284,669
Kyndryl Holdings, Inc.*	1,014	26,932
Littelfuse, Inc.	158	39,961
Lumentum Holdings, Inc.*	517	190,561
MACOM Technology Solutions Holdings, Inc.*	265	45,389
Marvell Technology, Inc.	6,812	578,884
Microchip Technology, Inc.	4,332	276,035
Micron Technology, Inc.	9,612	2,743,361
MKS, Inc.	189	30,202
MongoDB, Inc.*	576	241,741
Motorola Solutions, Inc.	827	317,006
nCino, Inc.*	764	19,589
NetApp, Inc.	1,091	116,835
Nutanix, Inc. Class A*	1,340	69,265
Okta, Inc.*	959	82,925
ON Semiconductor Corporation*	3,524	190,825
Onto Innovation, Inc.*	192	30,309
Pegasystems, Inc.	359	21,439
	Shares	Value
PTC, Inc.*	779	$135,710
Pure Storage, Inc. Class A*	550	36,855
Qnity Electronics, Inc.	1,693	138,233
Qorvo, Inc.*	390	32,959
QUALCOMM, Inc.	7,414	1,268,165
Ralliant Corporation	897	45,666
Roper Technologies, Inc.	960	427,325
Rubrik, Inc. Class A*	200	15,296
SailPoint, Inc.Δ*	474	9,589
Salesforce, Inc.	7,310	1,936,492
Sandisk Corporation*	1,161	275,598
Skyworks Solutions, Inc.	924	58,591
Strategy, Inc.Δ*	2,190	332,770
Super Micro Computer, Inc.*	2,570	75,224
Synopsys, Inc.*	466	218,890
TD SYNNEX Corporation	650	97,649
Teledyne Technologies, Inc.*	406	207,356
Teradyne, Inc.	1,336	258,596
Texas Instruments, Inc.	4,725	819,740
Trimble, Inc.*	1,233	96,606
Twilio, Inc. Class A*	946	134,559
Tyler Technologies, Inc.*	72	32,684
UiPath, Inc. Class A*	3,258	53,399
Unity Software, Inc.*	2,515	111,088
Universal Display Corporation	211	24,641
VeriSign, Inc.	737	179,054
Vontier Corporation	573	21,304
Western Digital Corporation	3,001	516,982
Zebra Technologies Corporation Class A*	343	83,287
Zoom Communications, Inc.*	2,244	193,635
		27,103,999
Materials — 2.7%
Air Products and Chemicals, Inc.	2,069	511,084
Albemarle Corporation	1,104	156,150
Alcoa Corporation	1,572	83,536
AptarGroup, Inc.	115	14,025
Ashland, Inc.	357	20,945
Avery Dennison Corporation	589	107,127
Axalta Coating Systems, Ltd.*	1,013	32,730
Ball Corporation	2,388	126,492
Celanese Corporation	949	40,124
CF Industries Holdings, Inc.	1,531	118,408
Cleveland-Cliffs, Inc.*	3,949	52,443
Corteva, Inc.	6,179	414,178
Crown Holdings, Inc.	795	81,861
Dow, Inc.	8,468	197,982
DuPont de Nemours, Inc.	3,387	136,157
Eagle Materials, Inc.	91	18,808
Eastman Chemical Co.	970	61,915
Ecolab, Inc.	1,822	478,311
Element Solutions, Inc.	799	19,967
FMC Corporation	1,267	17,573
Freeport-McMoRan, Inc.	12,350	627,257
Graphic Packaging Holding Co.	2,677	40,316
Huntsman Corporation	2,801	28,010

See Notes to Financial Statements.

	Shares	Value
International Flavors & Fragrances, Inc.	2,440	$164,432
International Paper Co.	4,922	193,878
Louisiana-Pacific Corporation	156	12,599
Martin Marietta Materials, Inc.	514	320,047
Mosaic Co. (The)	2,999	72,246
MP Materials CorporationΔ*	1,062	53,652
NewMarket Corporation	35	24,054
Newmont Corporation	9,968	995,305
Nucor Corporation	1,786	291,314
Olin Corporation	1,045	21,767
Packaging Corporation of America	777	160,241
PPG Industries, Inc.	2,035	208,506
Reliance, Inc.	262	75,684
Royal Gold, Inc.	772	171,608
RPM International, Inc.	912	94,848
Scotts Miracle-Gro Co. (The)	488	28,475
Sealed Air Corporation	615	25,479
Sherwin-Williams Co. (The)	368	119,243
Silgan Holdings, Inc.Δ	449	18,126
Solstice Advanced Materials, Inc.*	1,360	66,069
Sonoco Products Co.	727	31,726
Southern Copper Corporation	914	131,132
Steel Dynamics, Inc.	817	138,441
Vulcan Materials Co.	1,125	320,873
Westlake CorporationΔ	498	36,822
		7,161,966
Real Estate — 4.0%
AGNC Investment Corporation REITΔ	13,839	148,354
Agree Realty Corporation REITΔ	1,612	116,112
Alexandria Real Estate Equities, Inc. REIT	2,041	99,887
American Homes 4 Rent Class A REIT	2,301	73,862
Americold Realty Trust REITΔ	3,568	45,884
Annaly Capital Management, Inc. REIT	6,983	156,140
AvalonBay Communities, Inc. REIT	1,227	222,467
Brixmor Property Group, Inc. REIT	2,074	54,380
BXP, Inc. REIT	1,347	90,896
Camden Property Trust REIT	691	76,065
CBRE Group, Inc. Class A*	2,616	420,627
CoStar Group, Inc.*	3,894	261,833
Cousins Properties, Inc. REIT	1,298	33,462
Crown Castle, Inc. REIT	4,583	407,291
CubeSmart REIT	1,816	65,467
Digital Realty Trust, Inc. REIT	3,042	470,628
EastGroup Properties, Inc. REIT	275	48,989
EPR Properties REIT	808	40,319
Equinix, Inc. REIT	899	688,778
Equity LifeStyle Properties, Inc. REIT	1,808	109,583
Equity Residential REIT	3,163	199,396
Essex Property Trust, Inc. REIT	465	121,681
Extra Space Storage, Inc. REIT	2,380	309,924
Federal Realty Investment Trust REIT	695	70,056
First Industrial Realty Trust, Inc. REIT	656	37,569
	Shares	Value
Healthcare Realty Trust, Inc. REIT	4,188	$70,987
Healthpeak Properties, Inc. REIT	7,606	122,304
Highwoods Properties, Inc. REIT	625	16,138
Host Hotels & Resorts, Inc. REIT	5,729	101,575
Howard Hughes Holdings, Inc.*	135	10,769
Invitation Homes, Inc. REIT	5,575	154,929
Iron Mountain, Inc. REIT	2,435	201,983
Jones Lang LaSalle, Inc.*	352	118,437
Kilroy Realty Corporation REITΔ	743	27,766
Kimco Realty Corporation REIT	6,072	123,079
Lineage, Inc. REITΔ	901	31,535
Medical Properties Trust, Inc. REITΔ	4,047	20,235
Mid-America Apartment Communities, Inc. REIT	1,065	147,939
Millrose Properties, Inc. REIT	1,042	31,125
National Storage Affiliates Trust REIT	423	11,933
NNN REIT, Inc.	2,252	89,247
Omega Healthcare Investors, Inc. REIT	3,068	136,035
Park Hotels & Resorts, Inc. REITΔ	5,289	55,323
Prologis, Inc. REIT	8,767	1,119,195
Public Storage REIT	1,655	429,472
Rayonier, Inc. REIT	969	20,979
Regency Centers Corporation REIT	1,227	84,700
Rexford Industrial Realty, Inc. REIT	2,227	86,229
Rithm Capital Corporation REIT	212	2,311
SBA Communications Corporation REIT	1,227	237,339
Simon Property Group, Inc. REIT	2,133	394,840
STAG Industrial, Inc. REIT	1,498	55,066
Starwood Property Trust, Inc. REIT	2,512	45,241
Sun Communities, Inc. REIT	1,057	130,973
UDR, Inc. REIT	1,813	66,501
Ventas, Inc. REIT	4,761	368,406
Vornado Realty Trust REIT	1,242	41,334
Welltower, Inc. REIT	6,805	1,263,076
Weyerhaeuser Co. REIT	7,171	169,881
WP Carey, Inc. REIT	2,217	142,686
Zillow Group, Inc. Class A*	1,012	69,049
Zillow Group, Inc. Class C*	1,218	83,092
		10,651,359
Utilities — 4.5%
AES Corporation (The)	5,911	84,764
Alliant Energy Corporation	951	61,825
Ameren Corporation	1,411	140,902
American Electric Power Co., Inc.	5,612	647,120
American Water Works Co., Inc.	2,900	378,450
Atmos Energy Corporation	2,099	351,855
CenterPoint Energy, Inc.Δ	4,548	174,370
Clearway Energy, Inc. Class CΔ	854	28,404
CMS Energy Corporation	1,858	129,930
Consolidated Edison, Inc.	4,138	410,986
Constellation Energy Corporation	2,598	917,796
Dominion Energy, Inc.	8,406	492,508
DTE Energy Co.	1,307	168,577
Duke Energy Corporation	9,641	1,130,022

See Notes to Financial Statements.

VALUE EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Edison International	3,508	$210,550
Entergy Corporation	3,691	341,159
Essential Utilities, Inc.	1,884	72,270
Evergy, Inc.	1,266	91,772
Eversource Energy	3,342	225,017
Exelon Corporation	11,285	491,913
FirstEnergy Corporation	4,669	209,031
IDACORP, Inc.	29	3,670
MDU Resources Group, Inc.Δ	1,464	28,577
National Fuel Gas Co.	734	58,764
NextEra Energy, Inc.	18,323	1,470,970
NiSource, Inc.	2,690	112,334
OGE Energy Corporation	512	21,862
PG&E Corporation	19,327	310,585
Pinnacle West Capital Corporation	571	50,648
PPL Corporation	6,073	212,677
Public Service Enterprise Group, Inc.	4,102	329,391
Sempra	5,469	482,858
Southern Co. (The)	12,197	1,063,578
Talen Energy Corporation*	308	115,451
UGI Corporation	1,541	57,680
WEC Energy Group, Inc.	3,309	348,967
Xcel Energy, Inc.	5,566	411,105
		11,838,338
Total Common Stocks (Cost $200,395,777)		242,980,640
FOREIGN COMMON STOCKS — 5.4%
Belgium — 0.0%
Liberty Global, Ltd. Class A*	314	3,498
Bermuda — 0.1%
RenaissanceRe Holdings, Ltd.	495	139,174
Brazil — 0.0%
XP, Inc. Class A	3,727	61,011
Canada — 0.1%
Brookfield Asset Management, Ltd. Class AΔ	2,308	120,916
Brookfield Renewable Corporation	748	28,678
RB Global, Inc.Δ	1,194	122,827
Restaurant Brands International, Inc.	1,086	74,098
		346,519
China — 0.0%
Amer Sports, Inc.*	684	25,547
Curacao — 0.2%
SLB, Ltd.	11,323	434,577
Guatemala — 0.0%
Millicom International Cellular SA	1,720	95,357
Ireland — 3.5%
Accenture PLC Class A	5,761	1,545,676
Allegion PLC	804	128,013
Aon PLC Class A	371	130,918
CRH PLC	6,086	759,533
Eaton Corporation PLC	3,515	1,119,563
James Hardie Industries PLC ADR*	522	10,832
Jazz Pharmaceuticals PLC*	2,584	439,280
	Shares	Value
Johnson Controls International PLC	5,876	$703,651
Linde PLC	4,413	1,881,659
Medtronic PLC	15,021	1,442,917
nVent Electric PLC	745	75,968
Pentair PLC	1,088	113,304
Smurfit WestRock PLC	4,829	186,737
STERIS PLC	1,650	418,308
Willis Towers Watson PLC	841	276,353
		9,232,712
Jersey — 0.2%
Amcor PLC	27,002	225,196
Aptiv PLC*	2,431	184,975
Clarivate PLCΔ*	2,929	9,783
Janus Henderson Group PLC	284	13,510
		433,464
Netherlands — 0.1%
CNH Industrial NV	6,960	64,171
LyondellBasell Industries NV Class A	3,286	142,284
QIAGEN NVΔ	2,591	116,517
		322,972
Singapore — 0.1%
Flex, Ltd.*	2,893	174,795
Switzerland — 0.6%
Bunge Global SA	1,364	121,505
Chubb, Ltd.	4,248	1,325,886
Garmin, Ltd.	1,279	259,445
		1,706,836
United Arab Emirates — 0.0%
GLOBALFOUNDRIES, Inc.*	379	13,235
United Kingdom — 0.5%
Anglogold Ashanti PLC	4,243	361,843
Gates Industrial Corporation PLC*	930	19,967
Royalty Pharma PLC Class A	18,251	705,219
Sensata Technologies Holding PLC	674	22,438
TechnipFMC PLC	1,790	79,762
		1,189,229
Total Foreign Common Stocks (Cost $11,866,599)		14,178,926
MONEY MARKET FUNDS — 2.5%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø§	1,311,354	1,311,354
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	5,274,618	5,274,618
Total Money Market Funds (Cost $6,585,972)		6,585,972
TOTAL INVESTMENTS — 100.2% (Cost $218,848,348)		263,745,538
Liabilities in Excess of Other Assets — (0.2)%		(637,048)
NET ASSETS — 100.0%		$263,108,490

See Notes to Financial Statements.

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	03/2026	11	$3,790,875	$(41,724)
S&P 500® Micro E-Mini	03/2026	34	1,171,725	2,143
Total Futures Contracts outstanding at December 31, 2025			$4,962,600	$(39,581)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$242,980,640	$242,980,640	$—	$—
Foreign Common Stocks	14,178,926	14,178,926	—	—
Money Market Funds	6,585,972	6,585,972	—	—
Total Assets - Investments in Securities	$263,745,538	$263,745,538	$ —	$ —
Other Financial Instruments***
Futures Contracts	$2,143	$2,143	$—	$—
Total Assets - Other Financial Instruments	$2,143	$2,143	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(41,724)	$(41,724)	$—	$—
Total Liabilities - Other Financial Instruments	$(41,724)	$(41,724)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 85.7%
Communication Services — 4.7%
Alphabet, Inc. Class A	28,777	$9,007,201
Alphabet, Inc. Class C	57,230	17,958,774
Meta Platforms, Inc. Class A	13,292	8,773,916
Verizon Communications, Inc.	131,819	5,368,988
Walt Disney Co. (The)	88,797	10,102,435
		51,211,314
Consumer Discretionary — 3.6%
Amazon.com, Inc.*	36,988	8,537,570
Carnival Corporation*	493,796	15,080,530
Lennar Corporation Class A	62,372	6,411,842
PulteGroup, Inc.	39,245	4,601,869
Tapestry, Inc.	41,564	5,310,632
		39,942,443
Consumer Staples — 6.9%
Dollar Tree, Inc.*	46,699	5,744,444
Estee Lauder Cos., Inc. (The) Class A	32,843	3,439,319
Kenvue, Inc.	414,823	7,155,697
Keurig Dr. Pepper, Inc.	669,440	18,751,014
Kimberly-Clark Corporation	54,358	5,484,179
Mondelez International, Inc. Class A	174,356	9,385,583
PepsiCo, Inc.	75,389	10,819,829
Procter & Gamble Co. (The)	61,147	8,762,977
Sysco Corporation	85,518	6,301,821
		75,844,863
Energy — 6.0%
Baker Hughes Co.	292,781	13,333,247
Chevron Corporation	150,680	22,965,139
Exxon Mobil Corporation	159,893	19,241,524
Halliburton Co.	175,144	4,949,569
Permian Resources Corporation	334,205	4,688,896
		65,178,375
Financials — 21.8%
American Express Co.	19,682	7,281,356
American International Group, Inc.	145,917	12,483,199
Apollo Global Management, Inc.	77,231	11,179,960
Bank of America Corporation	277,048	15,237,640
Bank of New York Mellon Corporation (The)	139,622	16,208,718
Berkshire Hathaway, Inc. Class B*	46,370	23,307,880
Blackrock, Inc.	10,195	10,912,116
Capital One Financial Corporation	18,449	4,471,300
Charles Schwab Corporation (The)	88,705	8,862,517
Commerce Bancshares, Inc.	27,589	1,444,008
Equitable Holdings, Inc.	123,852	5,901,548
Everest Group, Ltd.	17,219	5,843,268
Fidelity National Information Services, Inc.	133,687	8,884,838
Intercontinental Exchange, Inc.	68,602	11,110,780
JPMorgan Chase & Co.	83,201	26,809,026
LPL Financial Holdings, Inc.	17,930	6,404,058
Marsh & McLennan Cos., Inc.	67,643	12,549,129
Morgan Stanley	53,362	9,473,356
Reinsurance Group of America, Inc.	43,193	8,788,048
	Shares	Value
SLM Corporation	153,355	$4,149,786
Truist Financial Corporation	235,157	11,572,076
Wells Fargo & Co.	90,764	8,459,205
Western Alliance Bancorp	84,800	7,129,136
		238,462,948
Health Care — 8.1%
Amgen, Inc.	17,123	5,604,529
Avantor, Inc.*	542,997	6,222,746
Becton, Dickinson and Co.	55,741	10,817,656
Bristol-Myers Squibb Co.	33,738	1,819,828
Centene Corporation*	81,435	3,351,050
Elevance Health, Inc.	19,204	6,731,962
GE HealthCare Technologies, Inc.	182,706	14,985,546
Henry Schein, Inc.Δ*	68,252	5,158,486
Humana, Inc.	26,981	6,910,643
IQVIA Holdings, Inc.*	23,994	5,408,488
McKesson Corporation	17,218	14,123,753
Zimmer Biomet Holdings, Inc.Δ	80,229	7,214,192
		88,348,879
Industrials — 8.4%
A.O. Smith Corporation	101,134	6,763,842
AECOM	39,887	3,802,428
AMETEK, Inc.	38,629	7,930,920
API Group Corporation*	113,081	4,326,479
CSX Corporation	199,636	7,236,805
Cummins, Inc.	6,918	3,531,293
Fortive Corporation	109,130	6,025,067
J.B. Hunt Transport Services, Inc.	62,961	12,235,841
Norfolk Southern Corporation	31,795	9,179,852
PACCAR, Inc.	57,263	6,270,871
RTX Corporation	31,543	5,784,986
United Parcel Service, Inc. Class B	48,172	4,778,181
Vertiv Holdings Co. Class A	32,029	5,189,018
Xylem, Inc.	66,964	9,119,158
		92,174,741
Information Technology — 11.2%
Analog Devices, Inc.	25,990	7,048,488
Cisco Systems, Inc.	84,504	6,509,343
Cognizant Technology Solutions Corporation Class A	53,867	4,470,961
Entegris, Inc.	105,931	8,924,687
F5, Inc.*	21,888	5,587,131
Hewlett Packard Enterprise Co.	253,151	6,080,687
Intel Corporation*	226,208	8,347,075
International Business Machines Corporation	36,707	10,872,980
Microchip Technology, Inc.	161,223	10,273,130
NetApp, Inc.	57,197	6,125,227
Oracle Corporation	50,440	9,831,260
QUALCOMM, Inc.	98,062	16,773,505
Roper Technologies, Inc.	9,215	4,101,873
Salesforce, Inc.	65,780	17,425,780
		122,372,127
Materials — 4.3%
Air Products and Chemicals, Inc.	34,508	8,524,166

See Notes to Financial Statements.

	Shares	Value
Axalta Coating Systems, Ltd.*	218,506	$7,059,929
DuPont de Nemours, Inc.	118,426	4,760,725
Freeport-McMoRan, Inc.	235,054	11,938,392
Packaging Corporation of America	42,112	8,684,758
PPG Industries, Inc.	54,928	5,627,923
		46,595,893
Real Estate — 4.0%
American Tower Corporation REIT	63,642	11,173,626
Equinix, Inc. REIT	9,118	6,985,847
Jones Lang LaSalle, Inc.*	19,427	6,536,602
Mid-America Apartment Communities, Inc. REIT	32,112	4,460,678
Prologis, Inc. REIT	52,303	6,677,001
Public Storage REIT	29,556	7,669,782
		43,503,536
Utilities — 6.7%
Atmos Energy Corporation	70,460	11,811,210
Duke Energy Corporation	102,453	12,008,516
Entergy Corporation	184,075	17,014,052
NiSource, Inc.	164,473	6,868,393
PG&E Corporation	385,443	6,194,069
Pinnacle West Capital CorporationΔ	107,616	9,545,539
Xcel Energy, Inc.	128,792	9,512,577
		72,954,356
Total Common Stocks (Cost $815,034,524)		936,589,475
FOREIGN COMMON STOCKS — 10.1%
Canada — 0.8%
Bank of Nova Scotia (The)Δ	113,225	8,343,550
France — 0.4%
TotalEnergies SEΔ	71,009	4,645,409
Germany — 0.4%
Siemens AG	16,971	4,753,180
Ireland — 4.7%
Johnson Controls International PLC	168,125	20,132,969
	Shares	Value
Medtronic PLC	259,054	$24,884,727
Willis Towers Watson PLC	17,841	5,862,553
		50,880,249
Jersey — 1.1%
Aptiv PLC*	160,689	12,226,826
Netherlands — 0.0%
Magnum Ice Cream Co. NV (The)*	19,812	314,020
Switzerland — 1.1%
Amrize, Ltd.Δ*	90,221	4,879,152
Roche Holding AG	16,531	6,826,811
		11,705,963
United Kingdom — 1.6%
Unilever PLC ADRΔ	263,541	17,235,582
Total Foreign Common Stocks (Cost $93,877,697)		110,104,779
MUTUAL FUNDS — 0.7%
iShares Russell 1000 Value ETFΔ (Cost $6,756,593)	35,822	7,534,800
MONEY MARKET FUNDS — 4.3%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø§	9,967,041	9,967,041
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	36,890,788	36,890,788
Total Money Market Funds (Cost $46,857,829)		46,857,829
TOTAL INVESTMENTS — 100.8% (Cost $962,526,643)		1,101,086,883
Liabilities in Excess of Other Assets — (0.8)%		(8,446,383)
NET ASSETS — 100.0%		$1,092,640,500

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	03/2026	39	$13,440,375	$57,818
Forward Foreign Currency Contracts outstanding at December 31, 2025:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/27/26	U.S. Dollars	2,555,172	Euro	2,162,548	GSC	$3,376
03/27/26	U.S. Dollars	2,296,314	Euro	1,943,533	UBS	2,953
03/27/26	U.S. Dollars	2,295,469	Euro	1,943,534	CITI	2,107
03/27/26	U.S. Dollars	2,293,801	Euro	1,943,533	MSCS	440

See Notes to Financial Statements.

VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/27/26	U.S. Dollars	157,762	Swiss Francs	123,783	JPM	$44
Subtotal Appreciation						$8,920
03/27/26	Euro	243,479	U.S. Dollars	287,328	MSCS	$(23)
03/27/26	U.S. Dollars	3,289,269	Swiss Francs	2,588,862	JPM	(9,337)
03/27/26	U.S. Dollars	3,288,709	Swiss Francs	2,588,861	UBS	(9,897)
03/27/26	U.S. Dollars	3,556,376	British Pounds	2,656,951	CITI	(24,191)
03/27/26	U.S. Dollars	3,555,471	British Pounds	2,656,951	JPM	(25,095)
03/27/26	U.S. Dollars	3,909,301	British Pounds	2,920,827	GSC	(26,873)
Subtotal Depreciation						$(95,416)
Total Forward Foreign Currency Contracts outstanding at December 31, 2025						$(86,496)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$936,589,475	$936,589,475	$—	$—
Foreign Common Stocks:
Germany	4,753,180	—	4,753,180	—
Switzerland	11,705,963	4,879,152	6,826,811	—
Other^^	93,645,636	93,645,636	—	—
Total Foreign Common Stocks	110,104,779	98,524,788	11,579,991	—
Money Market Funds	46,857,829	46,857,829	—	—
Mutual Funds	7,534,800	7,534,800	—	—
Total Assets - Investments in Securities	$1,101,086,883	$1,089,506,892	$11,579,991	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$8,920	$—	$8,920	$—
Futures Contracts	57,818	57,818	—	—
Total Assets - Other Financial Instruments	$66,738	$57,818	$8,920	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(95,416)	$—	$(95,416)	$—
Total Liabilities - Other Financial Instruments	$(95,416)	$ —	$(95,416)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forward Foreign Currency Contracts outstanding" disclosures.

See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 96.8%
Communication Services — 11.8%
Alphabet, Inc. Class A	44,471	$13,919,423
Alphabet, Inc. Class C	36,316	11,395,961
AST SpaceMobile, Inc.Δ*	2,637	191,525
DoubleVerify Holdings, Inc.*	1,156	13,225
GCI Liberty, Inc. Class C*	68	2,530
Iridium Communications, Inc.	587	10,202
Liberty Broadband CorporationΔ*	244	11,858
Liberty Media Corporation-Liberty Formula One Class CΔ*	782	77,035
Live Nation Entertainment, Inc.*	2,000	285,000
Meta Platforms, Inc. Class A	22,270	14,700,204
Netflix, Inc.*	56,694	5,315,629
Nexstar Media Group, Inc. Class A	154	31,270
Pinterest, Inc. Class A*	2,997	77,592
Reddit, Inc. Class A*	1,616	371,470
ROBLOX Corporation Class A*	8,197	664,203
Roku, Inc.*	116	12,585
Spotify Technology SA*	2,026	1,176,518
Take-Two Interactive Software, Inc.*	835	213,785
TKO Group Holdings, Inc.	350	73,150
Trade Desk, Inc. (The) Class A*	5,358	203,390
Trump Media & Technology Group CorporationΔ*	623	8,249
		48,754,804
Consumer Discretionary — 12.9%
Airbnb, Inc. Class A*	5,701	773,740
Amazon.com, Inc.*	79,204	18,281,867
AutoZone, Inc.*	39	132,268
Booking Holdings, Inc.	417	2,233,173
Burlington Stores, Inc.*	851	245,811
Carnival Corporation*	4,366	133,338
Carvana Co.Δ*	1,804	761,324
Cava Group, Inc.*	991	58,162
Chewy, Inc. Class A*	2,304	76,147
Chipotle Mexican Grill, Inc.*	17,814	659,118
Choice Hotels International, Inc.Δ	290	27,625
Coupang, Inc.*	16,545	390,297
Darden Restaurants, Inc.	1,572	289,279
Deckers Outdoor Corporation*	1,815	188,161
Domino’s Pizza, Inc.	191	79,613
DoorDash, Inc. Class A*	4,795	1,085,972
Duolingo, Inc.*	463	81,256
Dutch Bros., Inc. Class A*	1,393	85,279
Etsy, Inc.*	561	31,102
Expedia Group, Inc.	1,559	441,680
Floor & Decor Holdings, Inc. Class AΔ*	163	9,925
Grand Canyon Education, Inc.*	7	1,164
H&R Block, Inc.	698	30,419
Hilton Worldwide Holdings, Inc.	3,289	944,765
Home Depot, Inc. (The)	10,531	3,623,717
Lithia Motors, Inc.	65	21,601
Lululemon Athletica, Inc.*	732	152,117
Marriott International, Inc. Class A	2,444	758,227
McDonald’s Corporation	920	281,180
	Shares	Value
Murphy U.S.A., Inc.	190	$76,669
Norwegian Cruise Line Holdings, Ltd.*	5,093	113,676
O’Reilly Automotive, Inc.*	10,547	961,992
Planet Fitness, Inc. Class A*	1,254	136,021
Pool Corporation	22	5,033
Ralph Lauren Corporation	59	20,863
Ross Stores, Inc.	856	154,200
Royal Caribbean Cruises, Ltd.	3,418	953,349
SharkNinja, Inc.Δ*	118	13,204
Somnigroup International, Inc.	2,851	254,537
Starbucks Corporation	2,393	201,515
Tapestry, Inc.	2,666	340,635
Tesla, Inc.*	34,228	15,393,016
Texas Roadhouse, Inc.	836	138,776
TJX Cos., Inc. (The)	7,804	1,198,772
TopBuild Corporation*	51	21,277
Tractor Supply Co.	7,185	359,322
Travel + Leisure Co.	378	26,660
Ulta Beauty, Inc.*	110	66,551
Vail Resorts, Inc.Δ	514	68,259
Valvoline, Inc.Δ*	1,513	43,968
Viking Holdings, Ltd.*	2,636	188,237
Wayfair, Inc. Class A*	223	22,391
Wendy's Co. (The)	1,581	13,170
Williams-Sonoma, Inc.	171	30,539
Wingstop, Inc.Δ	345	82,279
Wyndham Hotels & Resorts, Inc.Δ	1,151	86,970
Yum! Brands, Inc.	1,729	261,563
		53,111,771
Consumer Staples — 2.5%
BJ's Wholesale Club Holdings, Inc.*	182	16,385
Casey’s General Stores, Inc.	99	54,718
Celsius Holdings, Inc.*	1,967	89,971
Coca-Cola Co. (The)	27,005	1,887,919
Coca-Cola Consolidated, Inc.	133	20,389
Colgate-Palmolive Co.	6,479	511,971
Costco Wholesale Corporation	5,986	5,161,967
Darling Ingredients, Inc.*	261	9,396
Freshpet, Inc.*	20	1,219
Hershey Co. (The)	229	41,673
Kimberly-Clark Corporation	2,110	212,878
Monster Beverage Corporation*	9,246	708,891
PepsiCo, Inc.	3,005	431,278
Sprouts Farmers Market, Inc.*	1,024	81,582
Sysco Corporation	4,382	322,910
Walmart, Inc.	6,427	716,032
		10,269,179
Energy — 0.2%
Cheniere Energy, Inc.	1,255	243,960
Phillips 66	185	23,872
Targa Resources Corporation	2,867	528,962
Texas Pacific Land CorporationΔ	756	217,138
Williams Cos., Inc. (The)	856	51,454
		1,065,386

See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Financials — 5.9%
Affirm Holdings, Inc.*	2,216	$164,937
American Express Co.	2,221	821,659
Ameriprise Financial, Inc.	1,093	535,942
Apollo Global Management, Inc.	3,711	537,204
Ares Management Corporation Class AΔ	2,583	417,490
Arthur J. Gallagher & Co.	273	70,650
Bank of America Corporation	8,586	472,230
Bank of New York Mellon Corporation (The)	1,158	134,432
Blackstone, Inc.	10,069	1,552,036
Block, Inc.*	2,358	153,482
Blue Owl Capital, Inc.Δ	6,663	99,545
Brown & Brown, Inc.	372	29,648
Charles Schwab Corporation (The)	2,100	209,811
Citigroup, Inc.	4,781	557,895
Coinbase Global, Inc. Class A*	236	53,369
Corpay, Inc.*	826	248,568
Credit Acceptance CorporationΔ*	47	20,843
Equitable Holdings, Inc.	3,673	175,019
Everest Group, Ltd.	140	47,509
FactSet Research Systems, Inc.	58	16,831
Fiserv, Inc.*	1,694	113,786
Freedom Holding CorporationΔ*	155	18,860
Goldman Sachs Group, Inc. (The)	327	287,433
Hamilton Lane, Inc. Class A	181	24,310
Houlihan Lokey, Inc.	168	29,264
Interactive Brokers Group, Inc. Class A	187	12,026
Jefferies Financial Group, Inc.	681	42,202
Kinsale Capital Group, Inc.Δ	225	88,002
KKR & Co., Inc.	2,350	299,578
Lazard, Inc.	231	11,217
LPL Financial Holdings, Inc.	1,012	361,456
Markel Corporation*	50	107,483
Marsh & McLennan Cos., Inc.	1,147	212,791
Mastercard, Inc. Class A	10,832	6,183,772
Moody’s Corporation	2,132	1,089,132
Morningstar, Inc.	119	25,860
MSCI, Inc.	546	313,257
Progressive Corporation (The)	484	110,217
RLI Corporation	450	28,791
Robinhood Markets, Inc. Class A*	1,272	143,863
Ryan Specialty Holdings, Inc.	1,700	87,771
Shift4 Payments, Inc. Class AΔ*	588	37,026
SoFi Technologies, Inc.*	880	23,038
Toast, Inc. Class A*	5,256	186,641
TPG, Inc.	1,531	97,739
Tradeweb Markets, Inc. Class A	93	10,001
Visa, Inc. Class A	22,572	7,916,226
Western Alliance Bancorp	253	21,270
WEX, Inc.*	64	9,535
		24,211,647
Health Care — 7.8%
Alnylam Pharmaceuticals, Inc.*	2,092	831,884
Amgen, Inc.	6,917	2,264,003
Apellis Pharmaceuticals, Inc.Δ*	4,513	113,367
	Shares	Value
Boston Scientific Corporation*	4,418	$421,256
Bristol-Myers Squibb Co.	8,276	446,407
Cardinal Health, Inc.	1,746	358,803
Caris Life Sciences, Inc.*	3,079	83,071
Cencora, Inc.	2,607	880,514
Chemed Corporation	12	5,134
Cigna Group (The)	380	104,587
Corcept Therapeutics, Inc.*	1,660	57,768
DaVita, Inc.*	714	81,118
Dexcom, Inc.*	5,380	357,071
Doximity, Inc. Class A*	1,937	85,770
Eli Lilly and Co.	10,800	11,606,544
Exact Sciences Corporation*	1,296	131,622
Exelixis, Inc.*	7,306	320,222
Gilead Sciences, Inc.	7,713	946,694
Halozyme Therapeutics, Inc.*	4,699	316,243
HCA Healthcare, Inc.	588	274,514
IDEXX Laboratories, Inc.*	1,098	742,830
Incyte Corporation*	3,248	320,805
Insmed, Inc.*	3,302	574,680
Inspire Medical Systems, Inc.*	339	31,266
Insulet Corporation*	999	283,956
Intuitive Surgical, Inc.*	4,784	2,709,466
Ionis Pharmaceuticals, Inc.*	4,758	376,405
Masimo Corporation*	666	86,620
McKesson Corporation	1,557	1,277,192
Medpace Holdings, Inc.*	399	224,098
Molina Healthcare, Inc.*	325	56,400
Natera, Inc.*	2,517	576,620
Neurocrine Biosciences, Inc.*	3,033	430,170
Penumbra, Inc.*	478	148,615
Repligen Corporation*	407	66,691
ResMed, Inc.	648	156,084
Sarepta Therapeutics, Inc.*	3,930	84,574
Sotera Health Co.*	4,258	75,111
Stryker Corporation	1,728	607,340
Summit Therapeutics, Inc.Δ*	3,871	67,704
Tempus AI, Inc.*	1,519	89,697
Ultragenyx Pharmaceutical, Inc.*	6,725	154,675
Veeva Systems, Inc. Class A*	1,565	349,355
Vertex Pharmaceuticals, Inc.*	4,439	2,012,465
Viking Therapeutics, Inc.Δ*	1,830	64,379
Waters Corporation*	746	283,353
Zoetis, Inc.	5,906	743,093
		32,280,236
Industrials — 5.5%
3M Co.	1,352	216,455
AAON, Inc.Δ	761	58,026
Automatic Data Processing, Inc.	5,250	1,350,457
Avis Budget Group, Inc.Δ*	56	7,186
Axon Enterprise, Inc.*	985	559,411
Boeing Co. (The)*	1,443	313,304
Booz Allen Hamilton Holding CorporationΔ	1,498	126,371
Broadridge Financial Solutions, Inc.	1,458	325,382
BWX Technologies, Inc.	213	36,815
Carlisle Cos., Inc.Δ	65	20,791

See Notes to Financial Statements.

	Shares	Value
Carpenter Technology Corporation	51	$16,057
Caterpillar, Inc.	790	452,567
Cintas Corporation	4,674	879,039
Comfort Systems U.S.A., Inc.	450	419,981
Copart, Inc.*	10,731	420,119
Core & Main, Inc. Class A*	863	44,850
Dayforce, Inc.*	175	12,103
EMCOR Group, Inc.	171	104,616
Equifax, Inc.	296	64,226
ExlService Holdings, Inc.*	1,101	46,726
Fastenal Co.	11,907	477,828
Ferguson Enterprises, Inc.	93	20,705
FTAI Aviation, Ltd.	1,316	259,055
GE Vernova, Inc.	3,641	2,379,648
General Electric Co.	13,938	4,293,322
HEICO Corporation	472	152,734
HEICO Corporation Class A	1,095	276,411
Howmet Aerospace, Inc.	5,295	1,085,581
Illinois ToolWorks, Inc.	1,696	417,725
Karman Holdings, Inc.Δ*	527	38,561
KBR, Inc.	382	15,356
Lennox International, Inc.	389	188,891
Leonardo DRS, Inc.	234	7,977
Loar Holdings, Inc.*	411	27,948
Lockheed Martin Corporation	819	396,126
Lyft, Inc. Class A*	967	18,731
MasTec, Inc.*	90	19,563
Old Dominion Freight Line, Inc.	14	2,195
Paychex, Inc.	1,526	171,187
Paycom Software, Inc.	250	39,840
Paylocity Holding Corporation*	345	52,613
Quanta Services, Inc.	1,510	637,311
RBC Bearings, Inc.*	26	11,659
Rocket Lab Corporation*	5,557	387,656
Rockwell Automation, Inc.	155	60,306
Rollins, Inc.	3,876	232,638
Southwest Airlines Co.	474	19,590
Tetra Tech, Inc.	627	21,030
TransDigm Group, Inc.	169	224,745
Uber Technologies, Inc.*	26,786	2,188,684
U-Haul Holding Co.	435	20,332
Union Pacific Corporation	760	175,803
Veralto Corporation	1,305	130,213
Verisk Analytics, Inc.	1,341	299,968
Vertiv Holdings Co. Class A	5,023	813,776
W.W. Grainger, Inc.	473	477,281
Waste Management, Inc.	5,170	1,135,901
WillScot Holdings Corporation	504	9,490
XPO Logistics, Inc.*	184	25,007
		22,687,869
Information Technology — 49.1%
Adobe, Inc.*	5,567	1,948,394
Advanced Micro Devices, Inc.*	12,535	2,684,496
Amphenol Corporation Class A	16,144	2,181,700
Appfolio, Inc. Class A*	193	44,901
Apple, Inc.	165,751	45,061,067
Applied Materials, Inc.	3,008	773,026
	Shares	Value
AppLovin Corporation Class A*	3,188	$2,148,138
Arista Networks, Inc.*	13,697	1,794,718
Astera Labs, Inc.Δ*	1,611	268,006
Atlassian Corporation Class A*	2,148	348,277
Autodesk, Inc.*	2,760	816,988
Bentley Systems, Inc. Class B	1,807	68,964
Broadcom, Inc.	55,413	19,178,439
Cadence Design Systems, Inc.*	3,614	1,129,664
CDW Corporation	133	18,115
Cloudflare, Inc. Class A*	4,141	816,398
Confluent, Inc. Class A*	3,828	115,759
Crowdstrike Holdings, Inc. Class A*	3,272	1,533,783
Datadog, Inc. Class A*	4,035	548,720
Dell Technologies, Inc. Class C	492	61,933
Docusign, Inc.*	1,771	121,136
Dropbox, Inc. Class A*	827	22,991
Dynatrace, Inc.*	3,524	152,730
Enphase Energy, Inc.*	1,386	44,421
Entegris, Inc.	183	15,418
Fair Isaac Corporation*	266	449,705
Fortinet, Inc.*	8,294	658,627
Gartner, Inc.*	947	238,909
Gen Digital, Inc.	700	19,033
Gitlab, Inc. Class A*	1,461	54,831
Globant SA*	258	16,865
GoDaddy, Inc. Class A*	1,834	227,563
Guidewire Software, Inc.*	1,058	212,669
HubSpot, Inc.*	616	247,201
Intuit, Inc.	3,643	2,413,196
Jabil, Inc.	845	192,677
KLA Corporation	1,741	2,115,454
Kyndryl Holdings, Inc.*	239	6,348
Lam Research Corporation	16,633	2,847,237
Lattice Semiconductor Corporation*	1,344	98,892
Lumentum Holdings, Inc.*	65	23,958
MACOM Technology Solutions Holdings, Inc.*	114	19,526
Manhattan Associates, Inc.*	580	100,520
Marvell Technology, Inc.	707	60,081
Microsoft Corporation	85,272	41,239,245
MongoDB, Inc.*	60	25,181
Monolithic Power Systems, Inc.Δ	603	546,535
Motorola Solutions, Inc.	1,019	390,603
NetApp, Inc.	978	104,734
Nutanix, Inc. Class A*	631	32,616
NVIDIA Corporation	264,739	49,373,823
Okta, Inc.*	694	60,010
Onto Innovation, Inc.*	100	15,786
Oracle Corporation	22,577	4,400,483
Palantir Technologies, Inc. Class A*	29,175	5,185,856
Palo Alto Networks, Inc.*	8,866	1,633,117
Pegasystems, Inc.	65	3,882
Procore Technologies, Inc.*	1,111	80,814
PTC, Inc.*	51	8,885
Pure Storage, Inc. Class A*	3,317	222,272
QUALCOMM, Inc.	3,239	554,031
RingCentral, Inc. Class A*	475	13,718

See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Rubrik, Inc. Class A*	851	$65,084
Salesforce, Inc.	1,369	362,662
Samsara, Inc. Class A*	3,776	133,859
SentinelOne, Inc. Class A*	1,653	24,795
ServiceNow, Inc.*	13,732	2,103,605
Snowflake, Inc.*	4,340	952,022
Strategy, Inc.Δ*	168	25,528
Super Micro Computer, Inc.*	2,851	83,449
Synopsys, Inc.*	1,795	843,147
Teradata Corporation*	688	20,943
Texas Instruments, Inc.	4,977	863,460
Twilio, Inc. Class A*	214	30,439
Tyler Technologies, Inc.*	433	196,560
Ubiquiti, Inc.	59	32,648
Unity Software, Inc.*	428	18,905
Workday, Inc. Class A*	2,801	601,599
Zscaler, Inc.*	1,199	269,679
		202,421,449
Materials — 0.3%
Eagle Materials, Inc.	241	49,810
Ecolab, Inc.	871	228,655
Sherwin-Williams Co. (The)	2,865	928,346
Steel Dynamics, Inc.	101	17,114
		1,223,925
Real Estate — 0.5%
American Tower Corporation REIT	6,507	1,142,434
CBRE Group, Inc. Class A*	661	106,282
CoStar Group, Inc.*	909	61,121
Jones Lang LaSalle, Inc.*	194	65,275
Lamar Advertising Co. Class A REIT	1,201	152,023
Public Storage REIT	369	95,755
Simon Property Group, Inc. REIT	1,611	298,212
Sun Communities, Inc. REIT	358	44,360
UDR, Inc. REIT	488	17,900
		1,983,362
Utilities — 0.3%
NRG Energy, Inc.	2,424	385,998
Vistra Corporation	4,513	728,082
		1,114,080
Total Common Stocks (Cost $258,635,665)		399,123,708
FOREIGN COMMON STOCKS — 0.9%
Brazil — 0.2%
NU Holdings, Ltd. Class A*	45,075	754,556
XP, Inc. Class A	1,230	20,135
		774,691
Canada — 0.1%
Brookfield Asset Management, Ltd. Class AΔ	2,146	112,429
RB Global, Inc.Δ	520	53,493
Restaurant Brands International, Inc.	3,714	253,406
		419,328
Curacao — 0.0%
SLB, Ltd.	1,544	59,259
	Shares	Value
Ireland — 0.5%
Aon PLC Class A	2,688	$948,541
James Hardie Industries PLC ADR*	1,309	27,162
Trane Technologies PLC	2,946	1,146,583
		2,122,286
Jersey — 0.0%
Birkenstock Holding PLC*	710	29,039
Netherlands — 0.0%
Elastic NV*	913	68,877
Switzerland — 0.1%
On Holding AG Class A*	3,228	150,037
United Kingdom — 0.0%
Anglogold Ashanti PLCΔ	1,048	89,373
Total Foreign Common Stocks (Cost $3,451,803)		3,712,890
MONEY MARKET FUNDS — 2.3%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø§	605,676	605,676
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	9,054,604	9,054,604
Total Money Market Funds (Cost $9,660,280)		9,660,280
TOTAL INVESTMENTS — 100.0% (Cost $271,747,748)		412,496,878
Liabilities in Excess of Other Assets — (0.0)%		(166,377)
NET ASSETS — 100.0%		$412,330,501

See Notes to Financial Statements.

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	03/2026	11	$5,600,485	$(106,826)
S&P 500® E-Mini	03/2026	4	1,378,500	(14,843)
S&P 500® Micro E-Mini	03/2026	40	1,378,500	1,427
Total Futures Contracts outstanding at December 31, 2025			$8,357,485	$(120,242)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$399,123,708	$399,123,708	$—	$—
Foreign Common Stocks	3,712,890	3,712,890	—	—
Money Market Funds	9,660,280	9,660,280	—	—
Total Assets - Investments in Securities	$412,496,878	$412,496,878	$ —	$ —
Other Financial Instruments***
Futures Contracts	$1,427	$1,427	$—	$—
Total Assets - Other Financial Instruments	$1,427	$1,427	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(121,669)	$(121,669)	$—	$—
Total Liabilities - Other Financial Instruments	$(121,669)	$(121,669)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 93.8%
Communication Services — 14.1%
Alphabet, Inc. Class A	287,410	$89,959,330
Alphabet, Inc. Class C	108,969	34,194,472
Meta Platforms, Inc. Class A	138,339	91,316,191
Netflix, Inc.*	347,202	32,553,660
ROBLOX Corporation Class A*	66,006	5,348,466
Spotify Technology SA*	5,902	3,427,350
Walt Disney Co. (The)	101,532	11,551,296
		268,350,765
Consumer Discretionary — 11.8%
Amazon.com, Inc.*	405,882	93,685,683
AutoZone, Inc.*	483	1,638,094
Booking Holdings, Inc.	1,028	5,505,279
Carvana Co.Δ*	24,662	10,407,857
Cava Group, Inc.Δ*	66,462	3,900,655
Chipotle Mexican Grill, Inc.*	144,561	5,348,757
D.R. Horton, Inc.	17,168	2,472,707
DoorDash, Inc. Class A*	26,372	5,972,731
McDonald’s Corporation	10,196	3,116,203
MercadoLibre, Inc.*	1,337	2,693,066
NIKE, Inc. Class B	56,900	3,625,099
O’Reilly Automotive, Inc.*	141,403	12,897,368
Starbucks Corporation	67,374	5,673,565
Tesla, Inc.*	140,089	63,000,825
Yum China Holdings, Inc. (New York Stock Exchange)	25,643	1,224,197
Yum! Brands, Inc.	27,647	4,182,438
		225,344,524
Consumer Staples — 2.8%
Coca-Cola Co. (The)	53,240	3,722,008
Costco Wholesale Corporation	15,646	13,492,172
Monster Beverage Corporation*	358,353	27,474,924
Walmart, Inc.	85,860	9,565,663
		54,254,767
Energy — 0.0%
Cheniere Energy, Inc.	1,792	348,347
Financials — 7.0%
Berkshire Hathaway, Inc. Class B*	4,116	2,068,907
Block, Inc.*	99,613	6,483,810
Blue Owl Capital, Inc.Δ	351,342	5,249,049
Carlyle Group, Inc. (The)	191,541	11,321,989
Charles Schwab Corporation (The)	34,397	3,436,604
FactSet Research Systems, Inc.	10,525	3,054,250
Goldman Sachs Group, Inc. (The)	12,370	10,873,230
Intercontinental Exchange, Inc.	17,305	2,802,718
Mastercard, Inc. Class A	75,280	42,975,846
PayPal Holdings, Inc.	46,062	2,689,100
Robinhood Markets, Inc. Class A*	53,090	6,004,479
SEI Investments Co.	59,830	4,907,257
SoFi Technologies, Inc.*	173,569	4,544,036
Visa, Inc. Class A	80,008	28,059,606
		134,470,881
Health Care — 7.2%
Agilent Technologies, Inc.	96,525	13,134,157
	Shares	Value
Alnylam Pharmaceuticals, Inc.*	9,044	$3,596,347
Eli Lilly and Co.	14,509	15,592,532
Gilead Sciences, Inc.	43,503	5,339,558
Hims & Hers Health, Inc.Δ*	69,684	2,262,639
Humana, Inc.	26,536	6,796,666
IDEXX Laboratories, Inc.*	20,571	13,916,899
Illumina, Inc.*	29,610	3,883,648
Insmed, Inc.*	68,134	11,858,041
Intuitive Surgical, Inc.*	16,021	9,073,654
McKesson Corporation	5,286	4,336,053
Natera, Inc.*	35,748	8,189,509
Regeneron Pharmaceuticals, Inc.	13,742	10,607,037
Thermo Fisher Scientific, Inc.	10,483	6,074,374
Ultragenyx Pharmaceutical, Inc.*	32,350	744,050
Veeva Systems, Inc. Class A*	41,275	9,213,818
Vertex Pharmaceuticals, Inc.*	28,847	13,078,076
		137,697,058
Industrials — 5.1%
3M Co.	40,235	6,441,624
Axon Enterprise, Inc.*	2,153	1,222,753
Boeing Co. (The)*	102,386	22,230,049
C.H. Robinson Worldwide, Inc.Δ	19,974	3,211,020
Carpenter Technology Corporation	5,583	1,757,752
Copart, Inc.*	208,874	8,177,417
Deere & Co.	13,372	6,225,602
Expeditors International of Washington, Inc.	39,950	5,952,950
GE Vernova, Inc.	12,558	8,207,532
General Electric Co.	23,804	7,332,346
Quanta Services, Inc.	10,480	4,423,189
Rocket Lab Corporation*	15,128	1,055,329
RTX Corporation	19,993	3,666,716
TransDigm Group, Inc.	565	751,365
TransUnion	124,864	10,707,088
Uber Technologies, Inc.*	17,992	1,470,126
Verisk Analytics, Inc.	18,261	4,084,803
		96,917,661
Information Technology — 45.3%
Advanced Micro Devices, Inc.*	79,217	16,965,113
Amphenol Corporation Class A	32,813	4,434,349
Apple, Inc.	700,566	190,455,873
AppLovin Corporation Class A*	14,929	10,059,459
Arista Networks, Inc.*	4,259	558,057
Autodesk, Inc.*	40,292	11,926,835
Broadcom, Inc.	216,077	74,784,250
Ciena Corporation*	13,431	3,141,108
Cloudflare, Inc. Class A*	34,293	6,760,865
Crowdstrike Holdings, Inc. Class A*	6,633	3,109,285
Datadog, Inc. Class A*	11,036	1,500,786
International Business Machines Corporation	26,622	7,885,703
Intuit, Inc.	24,766	16,405,494
Lam Research Corporation	2,673	457,564
Lumentum Holdings, Inc.*	2,655	978,606
Microsoft Corporation	334,496	161,768,955
NVIDIA Corporation	1,264,127	235,759,685

See Notes to Financial Statements.

	Shares	Value
Oracle Corporation	204,531	$39,865,137
Palantir Technologies, Inc. Class A*	49,446	8,789,026
Palo Alto Networks, Inc.*	7,635	1,406,367
QUALCOMM, Inc.	29,680	5,076,764
Salesforce, Inc.	40,457	10,717,464
Samsara, Inc. Class A*	82,309	2,917,854
ServiceNow, Inc.*	109,605	16,790,390
Snowflake, Inc.*	65,690	14,409,758
Twilio, Inc. Class A*	9,258	1,316,858
Tyler Technologies, Inc.*	22,352	10,146,690
Western Digital Corporation	17,084	2,943,061
Workday, Inc. Class A*	14,036	3,014,652
		864,346,008
Materials — 0.4%
Martin Marietta Materials, Inc.	12,875	8,016,748
Utilities — 0.1%
Vistra Corporation	9,295	1,499,562
Total Common Stocks (Cost $1,220,513,864)		1,791,246,321
FOREIGN COMMON STOCKS — 3.8%
Brazil — 0.2%
NU Holdings, Ltd. Class A*	220,177	3,685,763
Canada — 1.6%
Celestica, Inc.*	7,724	2,283,292
Shopify, Inc. Class A*	179,233	28,851,136
		31,134,428
China — 0.3%
Alibaba Group Holding, Ltd. ADRΔ	36,204	5,306,782
	Shares	Value
Ireland — 0.6%
Linde PLC	23,776	$10,137,848
Trane Technologies PLC	3,964	1,542,789
		11,680,637
Singapore — 0.4%
Sea, Ltd. ADR*	54,643	6,970,808
Switzerland — 0.2%
Roche Holding AG ADRΔ	90,890	4,687,197
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,763	9,956,348
Total Foreign Common Stocks (Cost $50,339,274)		73,421,963
MONEY MARKET FUNDS — 2.9%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø§	10,829,043	10,829,043
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	44,975,018	44,975,018
Total Money Market Funds (Cost $55,804,061)		55,804,061
TOTAL INVESTMENTS — 100.5% (Cost $1,326,657,199)		1,920,472,345
Liabilities in Excess of Other Assets — (0.5)%		(10,295,014)
NET ASSETS — 100.0%		$1,910,177,331

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	03/2026	9	$4,582,215	$12,405
S&P 500® E-Mini	03/2026	3	1,033,875	1,725
Total Futures Contracts outstanding at December 31, 2025			$5,616,090	$14,130

See Notes to Financial Statements.

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,791,246,321	$1,791,246,321	$—	$—
Foreign Common Stocks	73,421,963	73,421,963	—	—
Money Market Funds	55,804,061	55,804,061	—	—
Total Assets - Investments in Securities	$1,920,472,345	$1,920,472,345	$ —	$ —
Other Financial Instruments***
Futures Contracts	$14,130	$14,130	$—	$—
Total Assets - Other Financial Instruments	$14,130	$14,130	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 86.6%
Communication Services — 0.8%
ATN International, Inc.Δ	9,429	$214,981
Bandwidth, Inc. Class AΔ*	16,720	258,324
Entravision Communications Corporation Class A	126,205	369,781
IDT Corporation Class B	11,393	583,436
Nextdoor Holdings, Inc.*	320,108	672,227
Playstudios, Inc.Δ*	23,738	15,465
PubMatic, Inc. Class A*	69,528	616,713
Roku, Inc.*	8,280	898,297
Scholastic CorporationΔ	24,032	712,068
Skillz, Inc.Δ*	3,203	13,805
Sphere Entertainment Co.Δ*	15,420	1,466,134
Spok Holdings, Inc.	13,987	184,489
Townsquare Media, Inc. Class A	9,638	49,539
Yelp, Inc.*	18,419	559,753
		6,615,012
Consumer Discretionary — 9.6%
1stdibs.com, Inc.Δ*	6,610	39,594
American Axle & Manufacturing Holdings, Inc.Δ*	121,021	775,745
Arko Corporation	60,388	274,162
Bath & Body Works, Inc.	80,733	1,621,119
Bloomin' Brands, Inc.	50,511	311,653
Boot Barn Holdings, Inc.Δ*	14,528	2,563,756
Bright Horizons Family Solutions, Inc.*	11,000	1,115,400
Brinker International, Inc.Δ*	8,841	1,268,860
Brunswick Corporation	18,428	1,368,095
Carvana Co.Δ*	2,312	975,710
Champion Homes, Inc.*	18,007	1,521,592
Chegg, Inc.Δ*	67,858	63,108
Citi Trends, Inc.*	10,414	432,806
Columbia Sportswear Co.Δ	3,845	211,821
Cooper-Standard Holdings, Inc.*	15,239	500,296
Cricut, Inc. Class AΔ	88,596	438,550
Dana, Inc.	104,285	2,477,812
Dave & Buster's Entertainment, Inc.Δ*	20,117	326,097
Designer Brands, Inc. Class AΔ	71,507	531,297
Dillard's, Inc. Class AΔ	337	204,337
Dutch Bros., Inc. Class A*	13,684	837,734
Ethan Allen Interiors, Inc.Δ	36,740	839,142
Flexsteel Industries, Inc.Δ	3,168	125,104
Funko, Inc. Class A*	82,166	279,364
Gentherm, Inc.Δ*	26,399	960,132
G-III Apparel Group, Ltd.	24,577	711,750
Gold.com, Inc.Δ	52,978	1,803,901
GoPro, Inc. Class AΔ*	120,062	169,287
Haverty Furniture Cos., Inc.	15,324	357,969
Helen of Troy, Ltd.Δ*	16,293	346,226
Holley, Inc.*	14,860	61,372
Installed Building Products, Inc.Δ	5,230	1,356,610
Johnson Outdoors, Inc. Class A	9,115	386,932
KB Home	37,344	2,106,575
KinderCare Learning Cos., Inc.Δ*	82,600	356,832
Kontoor Brands, Inc.	24,069	1,470,375
	Shares	Value
Lands' End, Inc.Δ*	23,130	$335,848
La-Z-Boy, Inc.	34,957	1,302,847
Lear Corporation	10,164	1,164,794
Life Time Group Holdings, Inc.*	58,883	1,565,110
Lovesac Co. (The)Δ*	13,700	202,075
M/I Homes, Inc.*	7,307	934,931
Malibu Boats, Inc. Class A*	18,733	528,458
MarineMax, Inc.Δ*	34,140	827,212
MasterCraft Boat Holdings, Inc.*	2,009	37,990
McGraw Hill, Inc.Δ*	55,745	919,793
Meritage Homes Corporation	12,767	840,069
Movado Group, Inc.Δ	26,018	536,491
National Vision Holdings, Inc.*	89,785	2,318,249
Ollie's Bargain Outlet Holdings, Inc.*	19,200	2,104,512
OneWater Marine, Inc. Class AΔ*	34,277	370,877
Papa John's International, Inc.Δ	14,980	576,580
Petco Health & Wellness Co., Inc.Δ*	65,700	184,617
Polaris, Inc.	2,043	129,220
Pursuit Attractions and Hospitality, Inc.*	71,700	2,414,856
RealReal, Inc. (The)*	44,479	701,879
RHΔ*	1,116	199,931
Shoe Carnival, Inc.Δ	8,940	150,907
Sleep Number CorporationΔ*	44,990	380,615
Sonic Automotive, Inc. Class A	30,544	1,889,452
Sonos, Inc.Δ*	63,840	1,121,030
Steven Madden, Ltd.	54,191	2,256,513
Stitch Fix, Inc. Class A*	165,840	870,660
Stoneridge, Inc.*	23,098	133,737
Strattec Security CorporationΔ*	9,059	689,752
Superior Group of Cos., Inc.	6,215	60,161
Taylor Morrison Home Corporation Class A*	70,371	4,142,741
Thor Industries, Inc.	7,317	751,236
Topgolf Callaway Brands Corporation*	48,000	560,160
Torrid Holdings, Inc.Δ*	46,994	45,979
Traeger, Inc.Δ*	26,164	28,257
Travel + Leisure Co.	21,336	1,504,828
Tri Pointe Homes, Inc.*	71,801	2,259,577
Urban Outfitters, Inc.*	32,014	2,409,374
Valvoline, Inc.*	69,500	2,019,670
Victoria's Secret & Co.Δ*	15,159	821,163
Visteon CorporationΔ	17,124	1,628,492
Warby Parker, Inc. Class AΔ*	148,089	3,226,859
Wayfair, Inc. Class AΔ*	1,611	161,761
Wingstop, Inc.Δ	6,600	1,574,034
Winmark Corporation	5,168	2,092,730
Wyndham Hotels & Resorts, Inc.Δ	21,500	1,624,540
YETI Holdings, Inc.Δ*	19,776	873,506
Zumiez, Inc.Δ*	31,004	807,654
		81,472,842
Consumer Staples — 2.2%
Andersons, Inc. (The)Δ	49,010	2,605,862
Beauty Health Co. (The)Δ*	13,694	19,035
BJ's Wholesale Club Holdings, Inc.Δ*	31,500	2,835,945
Calavo Growers, Inc.	23,179	504,143

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Chefs' Warehouse, Inc. (The)*	65,001	$4,051,512
Edgewell Personal Care Co.Δ	62,245	1,061,277
Hain Celestial Group, Inc. (The)Δ*	217,929	233,184
Herbalife, Ltd.*	38,643	498,108
J&J Snack Foods CorporationΔ	11,718	1,058,956
Maplebear, Inc.*	13,229	595,040
Medifast, Inc.Δ*	1,357	14,493
Mission Produce, Inc.*	7,350	85,260
Nature's Sunshine Products, Inc.Δ*	12,265	264,679
Pilgrim’s Pride Corporation	13,014	507,416
Smithfield Foods, Inc.	28,986	647,257
Spectrum Brands Holdings, Inc.	28,382	1,676,809
USANA Health Sciences, Inc.Δ*	17,487	343,270
Vita Coco Co., Inc. (The)*	31,319	1,660,220
		18,662,466
Energy — 4.4%
BKV Corporation*	2,432	66,029
Cactus, Inc. Class A	19,400	886,192
Centrus Energy Corporation Class AΔ*	3,291	798,923
Chord Energy Corporation	15,127	1,402,273
Comstock Resources, Inc.Δ*	24,826	575,467
Crescent Energy Co. Class AΔ	198,248	1,663,301
DHT Holdings, Inc.	156,868	1,915,358
DMC Global, Inc.Δ*	18,815	125,872
Excelerate Energy, Inc. Class A	108,926	3,055,374
Flowco Holdings, Inc. Class AΔ	40,036	750,275
Forum Energy Technologies, Inc.Δ*	18,014	665,617
Granite Ridge Resources, Inc.Δ	79,854	375,314
Green Plains, Inc.Δ*	112,364	1,101,167
Gulfport Energy CorporationΔ*	7,475	1,554,725
Infinity Natural Resources, Inc. Class AΔ*	28,495	419,731
International Seaways, Inc.	20,453	992,993
Liberty Energy, Inc.	83,561	1,542,536
Magnolia Oil & Gas Corporation Class AΔ	150,438	3,293,088
Matador Resources Co.	32,000	1,358,080
Northern Oil & Gas, Inc.Δ	93,577	2,009,098
Oil States International, Inc.Δ*	44,948	304,298
Par Pacific Holdings, Inc.*	53,153	1,867,797
Patterson-UTI Energy, Inc.	223,065	1,362,927
Permian Resources Corporation	99,648	1,398,062
Ranger Energy Services, Inc. Class A	28,833	403,085
SM Energy Co.	70,665	1,321,436
Solaris Energy Infrastructure, Inc.Δ	20,123	925,054
Uranium Energy CorporationΔ*	288,043	3,364,342
World Fuel Services Corporation	65,093	1,525,129
		37,023,543
Financials — 16.3%
1st Source Corporation	771	48,180
Ally Financial, Inc.	16,198	733,607
Amerant Bancorp, Inc.Δ	8,289	161,718
American Coastal Insurance CorporationΔ	4,863	61,420
American Integrity Insurance Group, Inc.Δ*	17,183	357,922
	Shares	Value
Ameris Bancorp	9,989	$741,883
AMERISAFE, Inc.Δ	2,269	87,152
Angel Oak Mortgage REIT, Inc.Δ	13,133	113,075
Arrow Financial Corporation	5,434	170,628
Associated Banc-Corp	96,169	2,477,313
Atlantic Union Bankshares CorporationΔ	34,119	1,204,401
Axis Capital Holdings, Ltd.	25,299	2,709,270
Axos Financial, Inc.*	12,606	1,086,133
Baldwin Insurance Group, Inc. (The)Δ*	59,298	1,424,931
BancFirst Corporation	2,180	231,124
BankUnited, Inc.	68,054	3,033,167
BayCom CorporationΔ	1,398	41,101
BCB Bancorp, Inc.Δ	5,629	45,426
BOK Financial Corporation	1,670	197,828
Bowhead Specialty Holdings, Inc.*	7,448	212,566
Bread Financial Holdings, Inc.Δ	42,607	3,154,196
Business First Bancshares, Inc.	11,031	288,350
Byline Bancorp, Inc.	18,166	529,539
Capital City Bank Group, Inc.Δ	3,903	166,151
Central BanCo, Inc.Δ	19,715	475,526
Central Pacific Financial Corporation	13,192	411,063
City Holding Co.Δ	7,694	917,125
Civista Bancshares, Inc.	7,201	160,006
CNO Financial Group, Inc.	90,696	3,851,859
Columbia Banking System, Inc.	78,167	2,184,768
Community Trust Bancorp, Inc.	7,654	432,451
Compass Diversified Holdings	249,905	1,199,544
Customers Bancorp, Inc.*	19,282	1,409,900
Dave, Inc.*	2,980	659,802
Donegal Group, Inc. Class AΔ	20,571	411,009
eHealth, Inc.*	1,000	4,600
Employers Holdings, Inc.Δ	30,072	1,298,208
Enterprise Financial Services Corporation	31,501	1,701,054
Essent Group, Ltd.	34,549	2,246,031
Euronet Worldwide, Inc.*	29,004	2,207,494
EVERTEC, Inc.	81,109	2,359,461
FB Financial Corporation	15,496	864,677
First BanCorpΔ	24,753	1,257,205
First BanCorp (New York Exchange)	148,981	3,088,376
First Bank/Hamilton NJ	2,086	34,336
First Business Financial Services, Inc.Δ	893	48,490
First Financial Bancorp	62,486	1,563,400
First Financial Corporation	6,123	369,952
First Internet Bancorp	6,803	141,979
First Interstate BancSystem, Inc. Class AΔ	49,448	1,710,901
Flushing Financial Corporation	2,136	32,403
FNB Corporation	36,713	627,792
FS Bancorp, Inc.Δ	2,337	96,214
Genworth Financial, Inc.*	156,083	1,409,430
Globe Life, Inc.	796	111,329
Great Southern Bancorp, Inc.Δ	2,006	123,489
Hamilton Lane, Inc. Class A	31,202	4,190,741
Hanmi Financial CorporationΔ	27,383	740,163

See Notes to Financial Statements.

	Shares	Value
HBT Financial, Inc.Δ	4,342	$112,241
HCI Group, Inc.	6,258	1,199,596
Heritage Insurance Holdings, Inc.*	38,548	1,127,914
Hilltop Holdings, Inc.	53,092	1,801,942
Hippo Holdings, Inc.*	10,341	311,057
Home Bancorp, Inc.Δ	2,107	121,785
Home BancShares, Inc.	71,507	1,986,464
HomeTrust Bancshares, Inc.Δ	4,012	172,275
Horace Mann Educators CorporationΔ	9,508	439,079
Independent Bank Corporation	26,669	1,948,971
Independent Bank Corporation (NASDAQ Exchange)Δ	11,752	382,293
International Bancshares Corporation	23,870	1,585,923
Investar Holding Corporation	2,547	68,056
James River Group Holdings, Inc.	31,829	202,432
Kearny Financial Corporation	50,914	377,273
LendingClub Corporation*	56,739	1,074,637
LendingTree, Inc.*	2,936	155,872
Live Oak Bancshares, Inc.	15,224	522,944
MarketAxess Holdings, Inc.Δ	1,632	295,800
Marqeta, Inc. Class A*	138,485	657,804
Mercury General Corporation	16,268	1,530,168
Midland States Bancorp, Inc.	21,999	465,719
National Bank Holdings Corporation Class A	12,049	457,982
Neptune Insurance Holdings, Inc. Class AΔ*	48,565	1,416,155
Nexpoint Real Estate Finance, Inc. REITΔ	2,073	29,188
Nicolet Bankshares, Inc.Δ	2,596	314,895
NMI Holdings, Inc.*	43,961	1,793,169
Northeast Bank	2,485	258,266
Northeast Community Bancorp, Inc.Δ	4,422	99,981
Northfield Bancorp, Inc.Δ	43,397	496,028
Northrim BanCorp, Inc.	10,807	287,574
OFG Bancorp	30,585	1,253,373
Old National BancorpΔ	243,244	5,426,774
OP Bancorp	7,968	112,508
Open Lending Corporation*	55,600	86,180
Orange County Bancorp, Inc.Δ	1,458	41,626
Origin Bancorp, Inc.	2,154	81,012
Pathward Financial, Inc.	6,883	488,693
Paymentus Holdings, Inc. Class A*	99,410	3,140,362
PCB BancorpΔ	2,673	57,870
Peapack-Gladstone Financial CorporationΔ	8,868	246,974
Perella Weinberg PartnersΔ	24,251	419,542
Piper Sandler Cos.	10,828	3,678,380
PJT Partners, Inc. Class A	13,521	2,260,711
Popular, Inc.	5,628	700,799
PRA Group, Inc.*	44,842	793,255
Primis Financial Corporation	6,940	96,535
PROG Holdings, Inc.	48,811	1,439,436
Prosperity Bancshares, Inc.	8,636	596,834
RBB BancorpΔ	6,335	130,754
Red River Bancshares, Inc.	591	42,215
Regional Management CorporationΔ	5,723	221,766
Reinsurance Group of America, Inc.	4,094	832,965
Renasant CorporationΔ	52,247	1,840,139
	Shares	Value
Repay Holdings CorporationΔ*	59,685	$217,850
Republic Bancorp, Inc. Class AΔ	2,446	168,750
Safety Insurance Group, Inc.Δ	22,300	1,737,393
Selective Insurance Group, Inc.	21,875	1,830,281
Selectquote, Inc.Δ*	29,939	42,214
Sierra BancorpΔ	3,621	118,334
Slide Insurance Holdings, Inc.*	42,077	819,660
SmartFinancial, Inc.Δ	703	26,004
South Plains Financial, Inc.Δ	4,830	187,404
Southern First Bancshares, Inc.Δ*	908	46,780
SOUTHSTATE BANK CORPORATION	48,560	4,569,982
StepStone Group, Inc. Class A	27,500	1,764,675
StoneX Group, Inc.*	15,436	1,468,427
Texas Capital Bancshares, Inc.Δ*	17,991	1,628,905
Third Coast Bancshares, Inc.*	9,509	361,437
Tompkins Financial CorporationΔ	3,441	249,541
TPG Mortgage Investment Trust, Inc. REIT	19,340	164,777
UMB Financial Corporation	19,431	2,235,342
United Community Banks, Inc.Δ	49,966	1,559,939
United Fire Group, Inc.Δ	6,940	252,269
Unity Bancorp, Inc.Δ	4,567	236,205
Universal Insurance Holdings, Inc.	23,695	800,891
Valley National BancorpΔ	258,959	3,024,641
Victory Capital Holdings, Inc. Class AΔ	56,000	3,533,040
WaFd, Inc.	12,070	386,602
Webster Financial Corporation	30,097	1,894,305
WesBanco, Inc.	57,210	1,901,660
Westamerica BanCorp	15,072	720,894
WSFS Financial Corporation	32,874	1,815,960
Zions Bancorp NA	4,928	288,485
		137,352,692
Health Care — 15.6%
10X Genomics, Inc. Class A*	136,876	2,232,448
Accuray, Inc.Δ*	94,908	78,261
Addus HomeCare Corporation*	27,600	2,963,964
Agios Pharmaceuticals, Inc.*	42,940	1,168,827
Aldeyra Therapeutics, Inc.*	27,558	142,750
Alector, Inc.*	168,700	263,172
Alphatec Holdings, Inc.*	37,714	793,503
Amicus Therapeutics, Inc.*	116,619	1,660,655
Anika Therapeutics, Inc.*	13,720	131,849
Apogee Therapeutics, Inc.Δ*	25,807	1,947,912
Arcturus Therapeutics Holdings, Inc.Δ*	8,813	54,024
Arcus Biosciences, Inc.*	25,335	603,733
Arcutis Biotherapeutics, Inc.*	37,834	1,098,699
Ardelyx, Inc.Δ*	238,295	1,389,260
Arrowhead Pharmaceuticals, Inc.*	29,666	1,969,526
Artivion, Inc.Δ*	54,265	2,475,027
Arvinas, Inc.Δ*	11,307	134,101
AtriCure, Inc.*	51,707	2,045,529
Aveanna Healthcare Holdings, Inc.*	5,628	45,981
Axogen, Inc.*	26,415	864,563
Axsome Therapeutics, Inc.*	28,569	5,217,842
BioAge Labs, Inc.Δ*	31,153	412,154

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Biote Corporation Class A*	12,321	$32,035
Bridgebio Pharma, Inc.*	75,049	5,740,498
Caribou Biosciences, Inc.Δ*	57,365	91,210
Cartesian Therapeutics, Inc.*	17,655	127,293
Ceribell, Inc.Δ*	61,000	1,337,730
CG oncology, Inc.Δ*	33,000	1,370,160
Codexis, Inc.Δ*	70,618	115,107
Crinetics Pharmaceuticals, Inc.Δ*	65,646	3,055,821
CryoPort, Inc.*	8,641	82,954
Day One Biopharmaceuticals, Inc.*	32,600	303,832
Definitive Healthcare Corporation*	8,800	25,256
DENTSPLY SIRONA, Inc.	16,663	190,458
Design Therapeutics, Inc.*	5,918	55,511
Disc Medicine, Inc.*	14,500	1,151,445
DocGo, Inc.Δ*	51,162	44,910
Edgewise Therapeutics, Inc.Δ*	59,026	1,464,730
Editas Medicine, Inc.*	87,587	179,553
Embecta Corporation	75,575	897,831
Enovis Corporation*	83,404	2,221,883
Entrada Therapeutics, Inc.Δ*	41,828	429,992
Envista Holdings Corporation*	12,202	264,905
Evolent Health, Inc. Class AΔ*	152,051	608,204
Foghorn Therapeutics, Inc.Δ*	15,844	85,558
GeneDx Holdings Corporation*	6,693	870,492
Ginkgo Bioworks Holdings, Inc.Δ*	23,000	191,130
Glaukos Corporation*	15,243	1,721,087
Guardant Health, Inc.*	34,232	3,496,456
Guardian Pharmacy Services, Inc. Class AΔ*	81,600	2,455,344
Halozyme Therapeutics, Inc.*	23,221	1,562,773
HealthEquity, Inc.*	11,970	1,096,572
HealthStream, Inc.Δ	10,807	249,317
Hims & Hers Health, Inc.Δ*	5,470	177,611
Hinge Health, Inc. Class A*	6,869	319,065
Immunome, Inc.*	35,906	771,261
Inhibrx Biosciences, Inc.Δ*	3,495	276,105
Inogen, Inc.Δ*	29,119	195,680
Insmed, Inc.*	7,048	1,226,634
Inspire Medical Systems, Inc.*	5,692	524,973
iRhythm Technologies, Inc.*	11,333	2,010,927
Ironwood Pharmaceuticals, Inc.*	158,769	535,052
Keros Therapeutics, Inc.Δ*	54,400	1,107,584
Kodiak Sciences, Inc.*	4,896	136,892
Krystal Biotech, Inc.*	7,700	1,898,358
Kura Oncology, Inc.*	154,767	1,608,029
Kymera Therapeutics, Inc.Δ*	35,232	2,741,402
Lantheus Holdings, Inc.*	20,197	1,344,110
Ligand Pharmaceuticals, Inc.Δ*	23,753	4,490,980
MacroGenics, Inc.*	47,657	76,728
Madrigal Pharmaceuticals, Inc.Δ*	2,806	1,634,046
MaxCyte, Inc.Δ*	76,700	118,885
Merit Medical Systems, Inc.*	22,632	1,994,784
Mineralys Therapeutics, Inc.*	29,790	1,081,079
Mirum Pharmaceuticals, Inc.*	30,600	2,417,094
Myriad Genetics, Inc.*	136,414	838,946
Natera, Inc.*	8,807	2,017,596
NeoGenomics, Inc.Δ*	102,361	1,203,765
Nurix Therapeutics, Inc.*	54,200	1,028,174
	Shares	Value
Nuvalent, Inc. Class A*	8,350	$839,926
Omnicell, Inc.*	30,244	1,370,053
OraSure Technologies, Inc.*	113,854	275,527
Orthofix Medical, Inc.*	10,956	166,093
Pacira BioSciences, Inc.Δ*	32,274	835,251
Pediatrix Medical Group, Inc.*	22,469	480,612
PMV Pharmaceuticals, Inc.Δ*	31,675	39,594
Praxis Precision Medicines, Inc.*	7,772	2,290,719
Prestige Consumer Healthcare, Inc.Δ*	28,314	1,746,691
Protagonist Therapeutics, Inc.*	17,134	1,496,484
PTC Therapeutics, Inc.*	19,254	1,462,534
Repligen Corporation*	16,900	2,769,234
Rhythm Pharmaceuticals, Inc.*	19,606	2,098,626
Scholar Rock Holding Corporation*	30,723	1,353,348
Septerna, Inc.Δ*	53,783	1,499,470
Shoulder Innovations, Inc.Δ*	23,100	330,330
SIGA Technologies, Inc.	20,602	125,878
Spyre Therapeutics, Inc.Δ*	36,277	1,188,433
Structure Therapeutics, Inc. ADR*	16,169	1,124,554
Supernus Pharmaceuticals, Inc.*	70,107	3,484,318
Tarsus Pharmaceuticals, Inc.Δ*	44,944	3,680,015
TransMedics Group, Inc.*	24,785	3,015,095
Travere Therapeutics, Inc.Δ*	97,609	3,729,640
Tyra Biosciences, Inc.Δ*	23,261	611,532
Vanda Pharmaceuticals, Inc.Δ*	70,621	622,877
Varex Imaging Corporation*	56,394	656,990
Vera Therapeutics, Inc.*	19,800	1,002,672
Veracyte, Inc.*	15,919	670,190
Vericel Corporation*	48,600	1,750,086
		131,706,359
Industrials — 18.6%
ABM Industries, Inc.	35,332	1,494,544
AeroVironment, Inc.*	6,744	1,631,306
Alamo Group, Inc.Δ	5,448	914,556
Albany International Corporation Class A	9,938	503,857
Allegiant Travel Co.*	21,027	1,792,972
Alliance Laundry Holdings, Inc.Δ*	34,735	706,857
Alta Equipment Group, Inc.Δ	9,790	45,034
Applied Industrial Technologies, Inc.	13,183	3,384,999
ArcBest CorporationΔ	39,482	2,929,170
Arcosa, Inc.	18,995	2,019,548
Astec Industries, Inc.	8,568	371,166
Atkore, Inc.	27,700	1,752,025
Axon Enterprise, Inc.*	1,634	927,998
Bloom Energy Corporation Class A*	41,972	3,646,947
Blue Bird Corporation*	15,027	706,269
BlueLinx Holdings, Inc.*	8,396	515,766
Boise Cascade Co.	15,659	1,152,502
Brink's Co. (The)	17,042	1,989,313
Cardinal Infrastructure Group, Inc. Class AΔ*	47,195	1,141,175
Carpenter Technology Corporation	5,768	1,815,997
Casella Waste Systems, Inc. Class AΔ*	67,155	6,577,161
Columbus McKinnon Corporation	13,393	231,029
Conduent, Inc.Δ*	183,477	352,276

See Notes to Financial Statements.

	Shares	Value
Construction Partners, Inc. Class AΔ*	56,662	$6,150,660
Covenant Logistics Group, Inc.	14,515	319,911
Crane Co.	8,354	1,540,728
Curtiss-Wright Corporation	3,712	2,046,314
Deluxe CorporationΔ	8,825	197,062
DNOW, Inc.*	59,920	793,940
DXP Enterprises, Inc.Δ*	1,304	143,166
Dycom Industries, Inc.*	3,474	1,173,865
Ennis, Inc.	20,406	367,512
Eos Energy Enterprises, Inc.Δ*	184,024	2,108,915
Esab Corporation	36,000	4,021,920
ESCO Technologies, Inc.	15,692	3,066,060
Everus Construction Group, Inc.*	8,742	747,966
ExlService Holdings, Inc.*	36,523	1,550,036
Federal Signal Corporation	34,843	3,783,601
First Advantage CorporationΔ*	41,989	610,100
Flowserve Corporation	16,913	1,173,424
Fluence Energy, Inc.Δ*	22,744	449,876
Forrester Research, Inc.Δ*	5,173	42,005
Franklin Covey Co.Δ*	16,574	278,112
FTAI Aviation, Ltd.	18,232	3,588,969
FTI Consulting, Inc.*	1,980	338,243
Graco, Inc.	4,676	383,292
Great Lakes Dredge & Dock Corporation*	6,447	84,585
Herc Holdings, Inc.Δ	6,296	934,201
Hexcel CorporationΔ	23,000	1,699,700
Hillman Solutions Corporation*	102,096	884,151
Hub Group, Inc. Class A	59,120	2,519,103
Hudson Technologies, Inc.*	46,557	318,915
Huntington Ingalls Industries, Inc.	1,524	518,267
Hyster-Yale, Inc.Δ	7,643	227,074
IBEX Holdings, Ltd.Δ*	3,714	141,801
ICF International, Inc.	12,322	1,051,067
IES Holdings, Inc.*	1,937	753,532
Insteel Industries, Inc.Δ	10,215	323,509
ITT, Inc.	17,700	3,071,127
JBT Marel CorporationΔ	27,139	4,089,033
JELD-WEN Holding, Inc.Δ*	150,235	369,578
JetBlue Airways Corporation*	278,929	1,269,127
Kadant, Inc.Δ	6,756	1,925,595
Karman Holdings, Inc.Δ*	52,116	3,813,328
Kelly Services, Inc. Class AΔ	32,016	281,741
Kforce, Inc.	22,703	701,977
Korn Ferry	20,916	1,380,874
Kratos Defense & Security Solutions, Inc.*	39,132	2,970,510
Landstar System, Inc.	4,895	703,412
Legence Corporation Class AΔ*	51,359	2,210,491
Loar Holdings, Inc.*	27,000	1,836,000
Lyft, Inc. Class A*	29,813	577,478
Manitowoc Co., Inc. (The)*	24,496	293,707
MasTec, Inc.*	1,631	354,530
Matrix Service Co.*	32,846	384,298
Mayville Engineering Co., Inc.Δ*	3,249	60,821
Miller Industries, Inc.Δ	8,516	318,243
Mistras Group, Inc.Δ*	10,655	134,786
	Shares	Value
Modine Manufacturing Co.*	25,050	$3,344,426
Montrose Environmental Group, Inc.*	39,428	978,997
MYR Group, Inc.*	19,048	4,161,988
Nextpower, Inc. Class A*	19,266	1,678,261
NPK International, Inc.*	74,640	889,709
NuScale Power CorporationΔ*	4,703	66,642
Orion Group Holdings, Inc.*	53,586	532,645
Parsons Corporation*	27,600	1,705,680
Planet Labs PBCΔ*	128,595	2,535,893
Power Solutions International, Inc.Δ*	1,518	86,739
Primoris Services CorporationΔ	7,613	945,078
Proficient Auto Logistics, Inc.Δ*	23,220	223,841
Radiant Logistics, Inc.Δ*	12,391	78,435
RBC Bearings, Inc.*	7,000	3,139,010
Regal Beloit Corporation	14,800	2,076,736
Resideo Technologies, Inc.Δ*	5,603	196,777
Resources Connection, Inc.Δ	45,096	227,284
Robert Half, Inc.	10,440	283,550
Saia, Inc.*	3,187	1,040,619
Science Applications International Corporation	6,082	612,214
SiteOne Landscape Supply, Inc.*	6,156	766,791
Skillsoft CorporationΔ*	6,421	59,715
SPX Technologies, Inc.*	17,970	3,595,078
Sterling Infrastructure, Inc.*	6,495	1,988,964
Timken Co. (The)	25,053	2,107,709
TriNet Group, Inc.	21,168	1,251,664
TrueBlue, Inc.*	17,388	79,115
Tutor Perini Corporation	41,699	2,794,667
UL Solutions, Inc. Class A	13,092	1,032,435
UniFirst Corporation	8,838	1,704,850
Vestis CorporationΔ	226,333	1,509,641
VSE CorporationΔ	9,516	1,644,079
Wabash National Corporation	77,781	672,806
Werner Enterprises, Inc.Δ	26,606	798,446
Worthington Enterprises, Inc.	17,827	919,338
Xometry, Inc. Class AΔ*	23,945	1,424,009
Zurn Water Solutions Corporation	44,117	2,050,999
		156,885,535
Information Technology — 11.4%
Ambarella, Inc.*	9,203	651,941
Amkor Technology, Inc.	20,617	813,959
Amplitude, Inc. Class A*	194,900	2,256,942
Arrow Electronics, Inc.*	5,331	587,370
Arteris, Inc.*	39,167	607,089
ASGN, Inc.*	29,532	1,422,556
Aviat Networks, Inc.*	16,641	355,785
Axcelis Technologies, Inc.*	16,676	1,339,750
Box, Inc. Class A*	32,521	972,703
Braze, Inc. Class A*	73,000	2,503,170
Calix, Inc.*	8,672	459,009
Ciena Corporation*	1,690	395,240
Cipher Mining, Inc.Δ*	32,511	479,862
Clearwater Analytics Holdings, Inc. Class AΔ*	155,390	3,748,007
Coherent CorporationΔ*	7,303	1,347,915

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Core Scientific, Inc.Δ*	29,019	$422,517
Credo Technology Group Holding, Ltd.*	43,101	6,201,803
CS Disco, Inc.*	11,757	91,234
Domo, Inc. Class BΔ*	12,400	104,532
Dropbox, Inc. Class A*	34,948	971,554
D-Wave Quantum, Inc.Δ*	18,860	493,189
eGain CorporationΔ*	26,112	268,692
Impinj, Inc.*	13,138	2,286,143
Ingram Micro Holding CorporationΔ	41,316	881,683
Inseego CorporationΔ*	2,679	27,513
Intapp, Inc.*	45,692	2,093,607
InterDigital, Inc.Δ	6,730	2,142,697
IonQ, Inc.Δ*	16,771	752,515
Kulicke & Soffa Industries, Inc.	21,399	974,938
Lattice Semiconductor Corporation*	40,000	2,943,200
Lumentum Holdings, Inc.Δ*	5,797	2,136,716
MACOM Technology Solutions Holdings, Inc.*	27,547	4,718,250
MARA Holdings, Inc.Δ*	26,501	237,979
Mirion Technologies, Inc.Δ*	132,825	3,110,762
N-able, Inc.Δ*	60,940	455,831
NETGEAR, Inc.*	48,570	1,191,422
Netskope, Inc. Class AΔ*	80,000	1,403,200
ON24, Inc.*	13,128	104,499
OneSpan, Inc.	59,863	768,641
Onestream, Inc.*	79,700	1,464,886
Onto Innovation, Inc.*	23,126	3,650,670
OSI Systems, Inc.Δ*	5,939	1,514,801
PC Connection, Inc.Δ	13,092	756,194
Plexus Corporation*	3,422	503,034
Progress Software Corporation*	30,411	1,306,457
Q2 Holdings, Inc.*	57,388	4,141,118
Rackspace Technology, Inc.Δ*	76,303	74,083
Rambus, Inc.*	17,403	1,599,162
Ribbon Communications, Inc.*	60,507	174,260
Rigetti Computing, Inc.Δ*	19,148	424,128
Rimini Street, Inc.Δ*	39,435	153,008
Riot Platforms, Inc.*	17,019	215,631
Rogers Corporation*	4,670	427,632
Rubrik, Inc. Class A*	3,825	292,536
ScanSource, Inc.*	25,427	993,179
Semtech Corporation*	69,185	5,098,243
ServiceTitan, Inc. Class AΔ*	23,200	2,470,800
Silicon Laboratories, Inc.*	15,149	1,979,974
SiTime Corporation*	13,877	4,901,218
SmartRent, Inc.Δ*	178,410	360,388
SPS Commerce, Inc.*	12,989	1,157,710
Telos CorporationΔ*	30,498	155,540
Terawulf, Inc.Δ*	36,922	424,234
TTM Technologies, Inc.*	11,602	800,538
Unisys CorporationΔ*	75,927	209,559
Varonis Systems, Inc.*	49,538	1,624,846
Vertex, Inc. Class A*	59,200	1,182,224
Workiva, Inc.*	54,977	4,741,766
Xerox Holdings CorporationΔ	110,821	262,646
Xperi, Inc.Δ*	73,249	429,239
		96,214,119
	Shares	Value
Materials — 2.5%
American Vanguard CorporationΔ*	23,259	$88,849
Arq, Inc.*	24,626	80,527
Ashland, Inc.	17,679	1,037,227
Celanese Corporation	4,987	210,850
Clearwater Paper CorporationΔ*	23,767	413,546
Commercial Metals Co.	51,145	3,540,257
Core Molding Technologies, Inc.Δ*	5,740	115,087
Graphic Packaging Holding Co.	162,599	2,448,741
Ingevity Corporation*	22,299	1,319,655
Kaiser Aluminum Corporation	19,493	2,238,966
Koppers Holdings, Inc.Δ	8,455	228,961
Kronos Worldwide, Inc.Δ	19,683	86,999
Louisiana-Pacific Corporation	7,002	565,482
Magnera CorporationΔ*	55,685	843,071
Mativ Holdings, Inc.Δ	27,390	332,789
Minerals Technologies, Inc.	52,955	3,227,607
MP Materials CorporationΔ*	13,584	686,264
Quaker Chemical Corporation	7,825	1,074,451
Reliance, Inc.	820	236,873
Ryerson Holding CorporationΔ	19,398	488,054
Scotts Miracle-Gro Co. (The)	6,463	377,116
Stepan Co.Δ	6,356	301,020
SunCoke Energy, Inc.Δ	90,722	653,198
Worthington Steel, Inc.Δ	15,995	553,747
		21,149,337
Real Estate — 3.8%
Alpine Income Property Trust, Inc. REITΔ	14,026	234,515
American Healthcare REIT, Inc.	2,933	138,027
American Homes 4 Rent Class A REIT	12,690	407,349
Americold Realty Trust REITΔ	125,722	1,616,785
Braemar Hotels & Resorts, Inc. REITΔ	23,506	67,462
Chatham Lodging Trust REITΔ	40,230	273,966
Community Healthcare Trust, Inc. REIT	21,009	344,968
Compass, Inc. Class A*	97,473	1,030,290
Cushman & Wakefield, Ltd.*	131,887	2,135,250
DiamondRock Hospitality Co. REIT	132,362	1,185,963
Easterly Government Properties, Inc. REIT	23,346	494,702
EPR Properties REIT	13,998	698,500
Equity LifeStyle Properties, Inc. REITΔ	4,660	282,443
Essential Properties Realty Trust, Inc. REITΔ	44,174	1,310,201
Forestar Group, Inc.*	24,884	612,893
Four Corners Property Trust, Inc. REITΔ	51,867	1,196,053
Independence Realty Trust, Inc. REIT	96,702	1,690,351
InvenTrust Properties Corporation REIT	46,033	1,298,591
Kite Realty Group Trust REIT	86,083	2,063,409
LTC Properties, Inc. REIT	21,889	752,544
LXP Industrial Trust REITΔ	25,550	1,266,769
National Storage Affiliates Trust REIT	75,895	2,140,998

See Notes to Financial Statements.

	Shares	Value
NexPoint Residential Trust, Inc. REITΔ	20,793	$625,869
Orion Properties, Inc. REITΔ	32,374	73,165
Phillips Edison & Co., Inc. REITΔ	27,845	990,447
RE/MAX Holdings, Inc. Class AΔ*	12,174	92,401
RMR Group, Inc. (The) Class AΔ	7,214	107,489
Ryman Hospitality Properties, Inc. REIT	17,473	1,653,295
SITE Centers Corporation REIT	145,746	935,689
Smartstop Self Storage REIT, Inc.Δ	6,374	197,212
Sunstone Hotel Investors, Inc. REIT	142,545	1,274,352
Terreno Realty Corporation REIT	44,539	2,614,885
UMH Properties, Inc. REIT	17,775	282,800
Whitestone REITΔ	36,288	504,040
Xenia Hotels & Resorts, Inc. REITΔ	99,558	1,407,750
		32,001,423
Utilities — 1.4%
American States Water Co.Δ	10,733	777,928
Avista Corporation	40,400	1,557,016
Black Hills Corporation	28,221	1,959,102
California Water Service Group	12,437	538,895
Genie Energy, Ltd. Class BΔ	25,953	357,632
H2O America	4,895	239,806
Northwestern Energy Group, Inc.	30,811	1,988,542
Oklo, Inc.Δ*	3,324	238,530
Ormat Technologies, Inc.Δ	6,595	728,550
Southwest Gas Holdings, Inc.Δ	20,013	1,601,440
Spire, Inc.	20,185	1,669,300
		11,656,741
Total Common Stocks (Cost $657,336,702)		730,740,069
FOREIGN COMMON STOCKS — 6.6%
Bahamas — 0.1%
OneSpaWorld Holdings, Ltd.	57,091	1,184,067
Belgium — 0.1%
Titan America SAΔ*	35,169	579,585
Bermuda — 0.2%
Bank of NT Butterfield & Son, Ltd. (The)Δ	23,419	1,166,735
Hamilton Insurance Group, Ltd. Class B*	17,108	477,313
		1,644,048
Brazil — 0.5%
Embraer SA ADR	46,578	2,998,226
Pagseguro Digital, Ltd. Class A	114,426	1,103,067
		4,101,293
Canada — 1.7%
BRP, Inc.	14,514	1,027,011
Cameco CorporationΔ	15,530	1,420,840
Celestica, Inc.*	2,752	813,519
DIRTT Environmental Solutions*	89,135	60,211
Hammond Power Solutions, Inc.	3,187	370,305
Hudbay Minerals, Inc.	49,693	986,406
IMAX CorporationΔ*	68,189	2,520,265
	Shares	Value
Pan American Silver CorporationΔ	29,950	$1,551,709
Teekay Tankers, Ltd. Class A	27,449	1,466,326
Xenon Pharmaceuticals, Inc.*	82,887	3,714,995
		13,931,587
Cayman Islands — 0.0%
Accelerant Holdings Class AΔ*	24,656	403,126
China — 0.0%
Opera, Ltd. ADRΔ	23,862	337,886
Colombia — 0.2%
Tecnoglass, Inc.Δ	38,194	1,921,922
France — 0.1%
Abivax SA ADR*	9,185	1,238,643
Germany — 0.0%
Orion SA	40,614	214,442
Ireland — 0.6%
Alkermes PLC*	20,022	560,216
Dole PLCΔ	43,324	649,427
James Hardie Industries PLC ADR*	59,170	1,227,777
Prothena Corporation PLC*	49,081	468,724
Weatherford International PLC	25,762	2,016,134
		4,922,278
Israel — 0.8%
Camtek, Ltd.Δ*	7,075	752,391
Global-e Online, Ltd.*	43,000	1,690,330
JFrog, Ltd.*	66,200	4,134,852
Nexxen International, Ltd.Δ*	64,589	422,412
		6,999,985
Italy — 0.3%
Stevanato Group SpAΔ	129,300	2,601,516
Jersey — 0.1%
Birkenstock Holding PLCΔ*	10,257	419,511
Monaco — 0.0%
Costamare, Inc.	18,593	293,583
Netherlands — 0.3%
Newamsterdam Pharma Co. NVΔ*	64,000	2,245,120
Singapore — 0.2%
WaVe Life Sciences, Ltd.Δ*	101,220	1,720,740
Sweden — 0.2%
Loomis AB	17,029	719,316
SiriusPoint, Ltd.*	31,317	685,529
		1,404,845
Thailand — 0.3%
Fabrinet*	6,101	2,777,663
United Kingdom — 0.9%
Ferroglobe PLCΔ	154,499	716,875
Fidelis Insurance Holdings, Ltd.Δ	79,405	1,553,956
Gates Industrial Corporation PLC*	43,301	929,673
Indivior PLC*	25,748	923,838
Luxfer Holdings PLC	4,927	66,662
Marex Group PLC	31,915	1,224,259

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sensata Technologies Holding PLC	22,333	$743,466
TechnipFMC PLC	22,853	1,018,330
		7,177,059
Total Foreign Common Stocks (Cost $45,250,413)		56,118,899
MASTER LIMITED PARTNERSHIP — 0.1%
Mach Natural Resources LP	45,759	505,180
TXO Partners LPΔ	23,566	251,449
Total Master Limited Partnership (Cost $1,147,375)		756,629
RIGHTS — 0.0%
Chinook Therapeutics, Inc.†††*	2,713	—
Contra Blueprint†††*	25,312	—
Omniab, Inc.†††*	7,376	—
Omniab, Inc. (NASDAQ Exchange)†††*	7,376	1
Total Rights (Cost $—)		1
	Shares	Value
MONEY MARKET FUNDS — 9.7%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø§	29,909,723	$29,909,723
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	51,746,576	51,746,576
Total Money Market Funds (Cost $81,656,299)		81,656,299
TOTAL INVESTMENTS — 103.0% (Cost $785,390,789)		869,271,897
Liabilities in Excess of Other Assets — (3.0)%		(25,626,184)
NET ASSETS — 100.0%		$843,645,713

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	03/2026	289	$36,096,100	$(806,052)
Forward Foreign Currency Contracts outstanding at December 31, 2025:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/27/26	Canadian Dollars	52,523	U.S. Dollars	38,268	CITI	$141
Subtotal Appreciation						$141
03/27/26	Canadian Dollars	11,191	U.S. Dollars	8,216	CITI	$(32)
03/27/26	U.S. Dollars	408,507	Canadian Dollars	559,912	CITI	(941)
03/27/26	U.S. Dollars	685,536	Swedish Kronor	6,333,051	CITI	(5,511)
Subtotal Depreciation						$(6,484)
Total Forward Foreign Currency Contracts outstanding at December 31, 2025						$(6,343)

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$730,740,069	$730,740,069	$—	$—
Foreign Common Stocks:
Sweden	1,404,845	685,529	719,316	—
Other^^	54,714,054	54,714,054	—	—
Total Foreign Common Stocks	56,118,899	55,399,583	719,316	—
Master Limited Partnership	756,629	756,629	—	—
Money Market Funds	81,656,299	81,656,299	—	—
Rights	1	—	—	1
Total Assets - Investments in Securities	$869,271,897	$868,552,580	$719,316	$1
Other Financial Instruments***
Forward Foreign Currency Contracts	$141	$—	$141	$—
Total Assets - Other Financial Instruments	$141	$ —	$141	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(6,484)	$—	$(6,484)	$—
Futures Contracts	(806,052)	(806,052)	—	—
Total Liabilities - Other Financial Instruments	$(812,536)	$(806,052)	$(6,484)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forward Foreign Currency Contracts outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 1 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 1 is not shown for the year ended December 31, 2025.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2025.

See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 0.5%
Communication Services — 0.5%
Spotify Technology SA*	14,022	$8,142,716
Financials — 0.0%
Aegon, Ltd.	118,218	919,299
Total Common Stocks (Cost $8,007,253)		9,062,015
FOREIGN COMMON STOCKS — 93.6%
Australia — 6.2%
ANZ Group Holdings, Ltd.	321,853	7,781,637
APA Group	56,822	339,523
ASX, Ltd.	9,397	321,774
BHP Group, Ltd.	387,822	11,704,132
Brambles, Ltd.	67,348	1,028,425
CAR Group, Ltd.	113,339	2,321,328
Cochlear, Ltd.	7,986	1,386,523
Coles Group, Ltd.	137,380	1,963,609
Commonwealth Bank of Australia	128,232	13,687,364
Computershare, Ltd.	31,223	707,625
CSL, Ltd.	55,664	6,405,896
Fortescue, Ltd.	97,382	1,423,968
Goodman Group REIT	146,925	3,023,448
Insurance Australia Group, Ltd.	115,449	612,713
Macquarie Group, Ltd.	36,263	4,900,226
Medibank Pvt., Ltd.	179,765	573,696
National Australia Bank, Ltd.	219,242	6,164,373
Northern Star Resources, Ltd.	145,766	2,565,139
Origin Energy, Ltd.	81,077	619,145
Pro Medicus, Ltd.	5,000	734,316
Qantas Airways, Ltd.	66,392	458,682
QBE Insurance Group, Ltd.	75,406	998,334
REA Group, Ltd.	4,130	503,468
Rio Tinto, Ltd.	19,717	1,923,505
Santos, Ltd.	155,840	640,064
Scentre Group REIT	265,947	743,425
SGH, Ltd.	9,000	277,777
Sigma Healthcare, Ltd.	400,000	783,047
Sonic Healthcare, Ltd.	65,006	978,794
South32, Ltd.	212,814	503,753
Stockland REIT	135,879	518,068
Suncorp Group, Ltd.	58,007	680,950
Telstra Corporation, Ltd.	341,734	1,108,778
Transurban Group	515,872	4,882,006
Vicinity Centres REIT	221,430	376,985
Wesfarmers, Ltd.	122,996	6,626,173
Westpac Banking Corporation	314,992	8,083,176
WiseTech Global, Ltd.Δ	8,455	384,403
Woodside Energy Group, Ltd.	112,500	1,754,169
Woolworths Group, Ltd.	99,504	1,946,796
		102,437,213
Austria — 0.3%
Erste Group Bank AG	29,419	3,527,617
OMV AG	10,806	601,326
Verbund AG	5,255	381,573
		4,510,516
	Shares	Value
Belgium — 0.7%
Ageas SA/NV	20,480	$1,434,848
D'ieteren Group	2,641	475,700
Groupe Bruxelles Lambert NV	10,725	953,715
KBC Group NV	21,628	2,816,745
Lotus Bakeries NVΔ	78	717,961
Sofina SAΔ	926	267,779
Syensqo SA	9,910	793,774
UCB SA	12,770	3,558,062
		11,018,584
Denmark — 1.8%
AP Moeller - Maersk A/S Class AΔ	649	1,488,647
AP Moeller - Maersk A/S Class BΔ	810	1,858,587
Coloplast A/S Class BΔ	32,701	2,803,629
Danske Bank A/S	67,273	3,359,364
Demant A/SΔ*	27,922	940,818
DSV A/SΔ	17,383	4,378,022
Genmab A/S*	15,830	4,907,048
Novonesis Novozymes B	43,669	2,793,966
Orsted A/S 144AΔ*	39,757	758,936
Pandora A/S	15,325	1,694,731
ROCKWOOL A/S Class B	20,730	728,325
Tryg A/S	23,880	624,496
Vestas Wind Systems A/S	97,117	2,626,745
		28,963,314
Finland — 1.1%
Elisa OYJ	7,229	320,359
Fortum OYJ	22,487	477,532
Kesko OYJ Class B	12,949	292,185
Kone OYJ Class B	29,989	2,124,509
Neste OYJ	21,037	475,923
Nokia OYJ	358,262	2,309,741
Nordea Bank Abp	334,779	6,298,621
Orion OYJ Class B	17,254	1,287,281
Sampo OYJ Class A	175,570	2,124,189
Stora Enso OYJ, R Shares	34,560	431,504
UPM-Kymmene OYJ	72,893	2,107,295
		18,249,139
France — 9.0%
Accor SA	16,778	945,884
Aeroports de Paris SAΔ	2,268	295,964
Air Liquide SA	52,196	9,810,446
Alstom SA*	16,417	484,333
AXA SA	172,306	8,267,423
BNP Paribas SA	86,911	8,222,393
Bollore SE	40,000	224,802
Bouygues SA	11,283	586,551
Bureau Veritas SAΔ	15,449	491,476
Capgemini SE	16,330	2,711,568
Carrefour SA	98,085	1,636,605
Cie de Saint-Gobain SA	46,241	4,702,336
Cie Generale des Etablissements Michelin SCA	56,663	1,878,163
Credit Agricole SA	94,532	1,946,214
Danone SA	65,297	5,889,731

See Notes to Financial Statements.

	Shares	Value
Dassault Systemes SE	41,281	$1,153,319
Edenred SE	19,978	441,633
Eiffage SA	6,925	992,210
Engie SA	156,227	4,103,982
EssilorLuxottica SA	33,407	10,563,226
Gecina SA REIT	2,894	274,851
Getlink SE	29,669	547,661
Hermes International SCA	2,318	5,755,248
Ipsen SA	33,962	4,738,701
Kering SA	5,668	1,980,614
Klepierre REIT	14,221	562,658
L’Oreal SA	22,503	9,660,899
Legrand SA	16,102	2,393,768
Orange SA	132,848	2,216,777
Publicis Groupe SA	13,734	1,426,245
Renault SA	16,883	698,826
Rexel SA	12,000	470,666
Safran SA	34,165	11,900,254
Sartorius Stedim Biotech	3,225	792,130
Schneider Electric SE	46,343	12,678,300
Societe Generale SA	58,734	4,728,324
Sodexo SA	8,568	438,990
Thales SA	6,325	1,706,269
TotalEnergies SE	158,051	10,304,612
Unibail-Rodamco-Westfield REIT*	6,602	717,947
Veolia Environnement SA	38,312	1,333,162
Vinci SA	50,394	7,089,585
		147,764,746
Germany — 8.8%
adidas AG	11,209	2,218,104
Allianz SE	28,506	13,180,528
BASF SE	73,716	3,878,833
Bayerische Motoren Werke AG	59,384	6,439,327
Beiersdorf AG	11,389	1,250,709
Brenntag SE	7,869	456,749
Commerzbank AG	79,702	3,363,793
Continental AG	4,960	393,640
Daimler Truck Holding AG	27,061	1,172,081
Delivery Hero SE 144A*	7,927	208,956
Deutsche Bank AG	154,927	5,970,754
Deutsche Boerse AG	19,154	5,034,081
Deutsche Lufthansa AG	49,931	490,519
Deutsche Post AG	60,860	3,318,435
Deutsche Telekom AG	249,528	8,122,401
E.ON SE	245,743	4,653,125
Evonik Industries AG	13,302	207,592
Fresenius Medical Care AG	25,717	1,228,387
Fresenius SE & Co. KGaA	57,197	3,276,919
GEA Group AG	7,555	510,584
Hannover Rueck SE	3,483	1,083,845
HeidelbergCement AG	9,249	2,397,869
Infineon Technologies AG	97,044	4,234,124
LEG Immobilien SE	1,506	109,841
Mercedes-Benz Group AG	67,967	4,711,615
MTU Aero Engines AG	2,932	1,215,397
	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG	12,326	$8,111,574
Nemetschek SE	785	84,929
Rheinmetall AG	3,384	6,173,753
RWE AG	53,871	2,854,455
SAP SE	78,214	19,003,543
Siemens AG	61,317	17,173,458
Siemens Energy AG*	55,866	7,837,363
Siemens Healthineers AG 144A	25,788	1,351,746
Symrise AG	6,729	545,194
Vonovia SE	55,737	1,604,076
Zalando SE 144A*	10,454	308,467
		144,176,766
Hong Kong — 1.6%
AIA Group, Ltd.	822,600	8,467,099
BOC Hong Kong Holdings, Ltd.	214,500	1,088,586
CK Asset Holdings, Ltd.	161,057	814,447
CLP Holdings, Ltd.	156,000	1,395,405
Futu Holdings, Ltd. ADR	2,522	414,138
Hang Seng Bank, Ltd.	34,300	676,656
Henderson Land Development Co., Ltd.Δ	71,275	258,107
HKT Trust & HKT, Ltd.	289,000	427,939
Hong Kong & China Gas Co., Ltd.	562,138	506,754
Hong Kong Exchanges and Clearing, Ltd.	127,197	6,655,119
Link REIT	167,091	746,065
MTR Corporation, Ltd.Δ	183,463	702,650
Power Assets Holdings, Ltd.	86,500	612,959
Sino Land Co., Ltd.	372,135	489,673
SITC International Holdings Co., Ltd.	59,000	211,125
Sun Hung Kai Properties, Ltd.	109,500	1,333,304
Swire Pacific, Ltd. Class AΔ	22,500	181,380
Techtronic Industries Co., Ltd.	71,500	822,474
WH Group, Ltd. 144A	585,591	652,357
Wharf Real Estate Investment Co., Ltd.	115,000	363,467
		26,819,704
Indonesia — 0.1%
Hongkong Land Holdings, Ltd.	52,200	362,619
Jardine Matheson Holdings, Ltd.	13,200	900,837
		1,263,456
Ireland — 0.5%
Bank of Ireland Group PLC	80,800	1,545,325
DCC PLC	5,616	349,870
Kerry Group PLC Class A	15,874	1,450,609
Kingspan Group PLC	13,457	1,159,576
Ryanair Holdings PLC	90,853	3,132,393
		7,637,773
Israel — 0.9%
Azrieli Group, Ltd.	1,239	140,473
Bank Hapoalim BM	126,213	2,854,568
Bank Leumi Le-Israel BM	172,431	3,799,984

See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Check Point Software Technologies, Ltd.*	11,172	$2,073,076
CyberArk Software, Ltd.*	4,881	2,177,219
Elbit Systems, Ltd.	1,618	928,936
ICL Group, Ltd.Δ	5,905	33,956
Israel Discount Bank, Ltd. Class A	112,953	1,199,509
Mizrahi Tefahot Bank, Ltd.	11,154	779,299
Nice, Ltd.*	3,728	421,402
Wix.com, Ltd.Δ*	2,346	243,726
		14,652,148
Italy — 2.7%
Banca Monte dei Paschi di Siena SpA	54,087	575,875
Enel SpA	710,480	7,387,099
Eni SpA	220,136	4,172,925
FinecoBank Banca Fineco SpA	27,715	718,083
Generali	104,358	4,360,956
Infrastrutture Wireless Italiane SpA 144A	26,318	243,552
Intesa Sanpaolo SpA	1,280,817	8,850,582
Moncler SpA	42,849	2,738,918
Nexi SpA 144AΔ	24,702	121,754
Poste Italiane SpA 144A	25,999	652,676
Prysmian SpA	26,108	2,604,465
Recordati Industria Chimica e Farmaceutica SpA	16,364	928,965
Snam SpA	116,668	775,244
Terna - Rete Elettrica Nazionale	90,920	967,271
UniCredit SpA	115,651	9,578,992
		44,677,357
Japan — 21.1%
Advantest Corporation	72,600	9,180,119
Aeon Co., Ltd.Δ	158,400	2,502,264
AGC, Inc.	9,300	308,423
Aisin Corporation	10,800	202,352
Ajinomoto Co., Inc.	97,600	2,063,264
Asahi Kasei Corporation	49,000	435,549
Asics Corporation	70,000	1,680,453
Bandai Namco Holdings, Inc.Δ	35,400	942,209
Bridgestone CorporationΔ	82,600	1,858,441
Canon, Inc.Δ	66,900	1,979,478
Capcom Co., Ltd.Δ	35,200	817,662
Central Japan Railway Co.	36,500	1,011,050
Chugai Pharmaceutical Co., Ltd.Δ	93,800	4,920,895
Dai Nippon Printing Co., Ltd.	23,000	395,922
Daifuku Co., Ltd.Δ	14,100	443,807
Dai-ichi Life Holdings, Inc.	198,400	1,648,817
Daiichi Sankyo Co., Ltd.	197,500	4,193,825
Daikin Industries, Ltd.	19,900	2,545,047
Daito Trust Construction Co., Ltd.	17,500	333,235
Daiwa House Industry Co., Ltd.	127,200	4,225,434
Denso Corporation	118,000	1,629,830
Disco Corporation	7,700	2,345,900
East Japan Railway Co.	51,900	1,367,922
Eisai Co., Ltd.Δ	27,700	822,437
ENEOS Holdings, Inc.	106,250	751,730
FANUC Corporation	55,000	2,140,367
Fast Retailing Co., Ltd.	19,000	6,889,177
	Shares	Value
Fuji Electric Co., Ltd.	5,000	$379,175
FUJIFILM Holdings Corporation	64,500	1,368,588
Fujikura, Ltd.Δ	25,000	2,772,386
Fujitsu, Ltd.	132,800	3,649,731
Hankyu Hanshin Holdings, Inc.Δ	14,100	354,625
Hikari Tsushin, Inc.	1,200	336,239
Hitachi, Ltd.	385,000	12,074,205
Honda Motor Co., Ltd.	451,800	4,434,269
Hoya Corporation	41,700	6,324,622
IHI CorporationΔ	100,000	1,758,059
Inpex CorporationΔ	52,800	1,056,028
Isuzu Motors, Ltd.Δ	25,100	391,739
ITOCHU CorporationΔ	456,500	5,768,705
Japan Exchange Group, Inc.	51,600	550,756
Japan Post Bank Co., Ltd.	120,000	1,689,249
Japan Post Holdings Co., Ltd.	105,100	1,108,953
JFE Holdings, Inc.	24,900	317,447
Kajima Corporation	35,000	1,305,063
Kansai Electric Power Co., Inc. (The)Δ	36,900	579,503
Kao Corporation	54,100	2,159,215
KDDI CorporationΔ	280,000	4,846,157
Keyence Corporation	15,200	5,498,220
Kobe Bussan Co., Ltd.Δ	8,600	207,008
Komatsu, Ltd.	54,200	1,719,899
Konami Holdings CorporationΔ	5,500	746,940
Kubota CorporationΔ	52,500	743,960
Kyocera CorporationΔ	75,600	1,059,814
Kyowa Kirin Co., Ltd.Δ	87,100	1,401,849
Lasertec CorporationΔ	4,200	800,279
LY Corporation	129,000	343,262
M3, Inc.Δ	36,000	484,302
Marubeni Corporation	83,500	2,325,475
MatsukiyoCocokara & Co.Δ	27,000	467,467
MINEBEA MITSUMI, Inc.Δ	14,700	295,787
Mitsubishi Chemical Group Corporation	63,200	369,950
Mitsubishi Corporation	291,900	6,676,537
Mitsubishi Electric Corporation	183,700	5,356,115
Mitsubishi Estate Co., Ltd.	66,800	1,622,914
Mitsubishi Heavy Industries, Ltd.	273,200	6,669,479
Mitsubishi UFJ Financial Group, Inc.	890,700	14,136,366
Mitsui & Co., Ltd.	163,200	4,846,606
Mitsui Fudosan Co., Ltd.	157,200	1,786,464
Mitsui OSK Lines, Ltd.Δ	11,300	339,728
Mizuho Financial Group, Inc.	182,590	6,663,542
MonotaRO Co., Ltd.Δ	11,900	189,486
MS&AD Insurance Group Holdings, Inc.	72,600	1,704,432
Murata Manufacturing Co., Ltd.Δ	100,800	2,083,330
NEC Corporation	118,000	3,992,590
Nexon Co., Ltd.	24,400	596,007
Nidec CorporationΔ	45,600	619,158
Nintendo Co., Ltd.Δ	96,000	6,481,399
Nippon Building Fund, Inc. REITΔ	345	314,445
Nippon Paint Holdings Co., Ltd.Δ	41,100	275,195
Nippon Sanso Holdings CorporationΔ	8,800	262,892
Nippon Steel Corporation	227,000	928,896

See Notes to Financial Statements.

	Shares	Value
Nippon Yusen KK	25,500	$825,985
Nissan Motor Co., Ltd.*	112,800	280,300
Nitori Holdings Co., Ltd.Δ	20,000	349,083
Nitto Denko CorporationΔ	35,500	845,245
Nomura Holdings, Inc.	229,400	1,911,010
Nomura Research Institute, Ltd.	18,157	690,958
NTT, Inc.	1,725,000	1,741,372
Obic Co., Ltd.	18,000	564,996
Olympus CorporationΔ	139,900	1,773,828
Oracle Corporation	700	58,834
Oriental Land Co., Ltd.Δ	82,400	1,524,399
ORIX Corporation	102,600	3,000,771
Osaka Gas Co., Ltd.	15,000	521,203
Otsuka Corporation	13,800	284,357
Otsuka Holdings Co., Ltd.	61,000	3,450,113
Pan Pacific International Holdings Corporation	94,000	559,949
Panasonic Holdings Corporation	133,300	1,728,107
Recruit Holdings Co., Ltd.	117,000	6,574,415
Renesas Electronics CorporationΔ	94,400	1,292,983
Resona Holdings, Inc.	156,600	1,490,475
SBI Holdings, Inc.	18,800	405,140
SCREEN Holdings Co., Ltd.Δ	4,000	389,617
Secom Co., Ltd.	25,000	888,355
Sekisui House, Ltd.Δ	33,600	749,725
Seven & i Holdings Co., Ltd.Δ	215,100	3,090,345
SG Holdings Co., Ltd.Δ	13,100	119,885
Shimadzu CorporationΔ	12,300	327,446
Shimano, Inc.	3,600	376,456
Shin-Etsu Chemical Co., Ltd.	154,800	4,808,267
Shionogi & Co., Ltd.	231,600	4,191,919
Shiseido Co., Ltd.Δ	35,800	520,994
SMC CorporationΔ	3,300	1,141,803
SoftBank CorporationΔ	2,711,800	3,723,188
SoftBank Group Corporation	390,400	10,952,023
Sompo Holdings, Inc.	67,800	2,301,282
Sony Financial Group, Inc.*	521,000	552,132
Sony Group Corporation	521,000	13,364,165
Subaru Corporation	32,200	693,305
Sumitomo Corporation	197,800	6,846,353
Sumitomo Electric Industries, Ltd.	65,100	2,622,051
Sumitomo Metal Mining Co., Ltd.	10,900	436,475
Sumitomo Mitsui Financial Group, Inc.	299,600	9,635,560
Sumitomo Mitsui Trust Group, Inc.	112,900	3,440,612
Sumitomo Realty & Development Co., Ltd.Δ	19,200	482,034
Suntory Beverage & Food, Ltd.Δ	26,700	802,964
Suzuki Motor CorporationΔ	84,600	1,265,233
Sysmex CorporationΔ	43,500	427,179
T&D Holdings, Inc.Δ	22,500	519,371
Taisei Corporation	13,300	1,260,453
Takeda Pharmaceutical Co., Ltd.	208,236	6,468,907
TDK Corporation	112,900	1,597,281
Terumo Corporation	190,200	2,764,590
TIS, Inc.Δ	14,800	497,215
Tokio Marine Holdings, Inc.	150,500	5,563,399
	Shares	Value
Tokyo Electron, Ltd.	35,500	$7,906,822
Tokyo Gas Co., Ltd.	23,400	927,681
Tokyu Corporation	27,000	315,536
TOPPAN Holdings, Inc.	15,000	445,900
Toyota Industries CorporationΔ	12,300	1,394,409
Toyota Motor Corporation	838,480	18,008,117
Toyota Tsusho Corporation	30,000	1,011,576
Trend Micro, Inc.Δ	8,500	353,024
Unicharm CorporationΔ	78,900	450,814
Yamaha Motor Co., Ltd.Δ	42,900	318,159
Yokogawa Electric CorporationΔ	22,800	731,209
ZOZO, Inc.Δ	17,100	141,021
		347,568,491
Jersey — 0.5%
Experian PLC	81,013	3,652,599
Glencore PLC*	868,456	4,747,556
		8,400,155
Luxembourg — 0.1%
ArcelorMittal SA	34,529	1,585,555
Eurofins Scientific SE	12,824	937,799
		2,523,354
Netherlands — 6.2%
Adyen NV 144A*	2,167	3,494,450
AerCap Holdings NV	9,818	1,411,436
Airbus SE	53,921	12,521,751
Akzo Nobel NV	10,566	735,188
Argenx SE*	8,029	6,772,814
ASM International NV	2,646	1,601,876
ASML Holding NV	31,091	33,501,183
Euronext NV 144A	4,841	727,205
EXOR NV	6,301	535,234
Ferrari NV	10,866	4,037,961
Ferrovial SE	42,237	2,736,565
IMCD NV	2,480	225,091
ING Groep NV	275,643	7,747,839
JDE Peet's NV	20,956	783,711
Koninklijke Ahold Delhaize NV	89,313	3,662,449
Koninklijke KPN NV	184,467	861,962
Koninklijke Philips NV	94,563	2,574,875
Magnum Ice Cream Co. NV (The)Δ*	42,644	676,850
NN Group NV	16,401	1,265,249
Prosus NV*	109,409	6,774,494
QIAGEN NV*	24,055	1,093,948
Stellantis NV	165,970	1,817,489
STMicroelectronics NV	37,246	973,429
Tenaris SA	20,000	385,917
Universal Music Group NVΔ	109,973	2,866,979
Wolters Kluwer NV	18,771	1,944,235
		101,730,180
New Zealand — 0.2%
Auckland International Airport, Ltd.	83,499	400,461
Fisher & Paykel Healthcare Corporation, Ltd.	80,139	1,741,175

See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Xero, Ltd.*	7,519	$569,594
		2,711,230
Norway — 0.6%
Aker BP ASA	14,477	368,384
DNB Bank ASA	92,517	2,577,596
Equinor ASA	113,781	2,683,164
Gjensidige Forsikring ASA	8,027	239,914
Kongsberg Gruppen ASA	14,775	378,613
Mowi ASA	33,947	816,593
Norsk Hydro ASA	67,659	522,272
Orkla ASA	106,700	1,188,183
Salmar ASA	6,863	419,454
Telenor ASA	21,933	319,003
Yara International ASA	10,434	426,980
		9,940,156
Portugal — 0.2%
EDP SA	454,225	2,092,065
Galp Energia SGPS SA	27,004	465,018
Jeronimo Martins SGPS SA	19,382	461,221
		3,018,304
Singapore — 1.5%
CapitaLand Ascendas REIT	157,957	347,280
CapitaLand Integrated Commercial Trust REIT	455,174	844,824
Capitaland Investment, Ltd.	174,460	367,156
DBS Group Holdings, Ltd.	143,506	6,286,231
Grab Holdings, Ltd. Class A*	55,000	274,450
Keppel, Ltd.	84,500	679,352
Oversea-Chinese Banking Corporation, Ltd.	265,140	4,073,405
Sea, Ltd. ADR*	28,281	3,607,807
Singapore Airlines, Ltd.	190,850	947,564
Singapore Exchange, Ltd.	108,000	1,421,705
Singapore Telecommunications, Ltd.	754,500	2,669,420
United Overseas Bank, Ltd.	116,959	3,185,440
Wilmar International, Ltd.	258,000	617,047
		25,321,681
Spain — 3.6%
Acciona SA	827	179,988
ACS Actividades de Construccion y Servicios SA	10,883	1,080,305
Aena SME SA 144A	89,300	2,495,119
Amadeus IT Group SA	50,674	3,750,436
Banco Bilbao Vizcaya Argentaria SA	426,478	10,003,989
Banco Santander SA	1,246,523	14,672,188
CaixaBank SA	262,455	3,208,808
Cellnex Telecom SA 144AΔ*	28,971	932,914
EDP Renovaveis SA	19,340	273,125
Endesa SA	13,556	487,967
Grifols SAΔ	31,106	388,815
Iberdrola SAΔ	490,706	10,625,452
Industria de Diseno Textil SA	97,714	6,445,674
Redeia Corporation SA	23,715	422,762
Repsol SAΔ	122,755	2,290,415
	Shares	Value
Telefonica SA	320,126	$1,314,102
		58,572,059
Sweden — 2.9%
Alfa Laval AB	14,717	737,930
Assa Abloy AB, B Shares	75,283	2,908,247
Atlas Copco AB, A Shares	262,207	4,667,961
Atlas Copco AB, B Shares	218,000	3,485,104
Boliden AB*	12,271	679,768
Epiroc AB, A Shares	46,862	1,056,358
EQT AB	12,795	499,850
Essity AB, B Shares	59,852	1,720,827
Fastighets AB Balder, B Shares*	28,806	212,626
H & M Hennes & Mauritz AB, B Shares	42,435	850,562
Hexagon AB, B Shares	134,111	1,579,654
Industrivarden AB, A Shares	12,534	561,502
Industrivarden AB, C SharesΔ	18,571	831,299
Investment AB Latour, B Shares	9,171	222,807
Investor AB, B Shares	188,911	6,731,956
L E Lundbergforetagen AB, B Shares	5,888	325,085
Nibe Industrier AB, B SharesΔ	74,413	284,435
Sagax AB, B Shares	11,741	251,116
Sandvik AB	81,379	2,628,631
Securitas AB, B Shares	23,710	377,063
Skandinaviska Enskilda Banken AB, A Shares	129,780	2,736,242
Skanska AB, B Shares	13,311	362,703
SKF AB, B Shares	17,959	475,354
Svenska Cellulosa AB SCA, B SharesΔ	49,432	655,559
Svenska Handelsbanken AB, A Shares	80,926	1,172,419
Swedbank AB, A Shares	61,659	2,139,262
Swedish Orphan Biovitrum AB*	26,881	964,681
Tele2 AB, B Shares	37,286	624,786
Telefonaktiebolaget LM Ericsson, B Shares	286,228	2,785,582
Telia Co. AB	126,527	540,772
Volvo AB, B Shares	150,875	4,801,542
		47,871,683
Switzerland — 9.4%
ABB, Ltd.	132,321	9,754,380
Alcon AG	56,754	4,490,837
Barry Callebaut AGΔ	404	660,504
Chocoladefabriken Lindt & Spruengli AG	331	4,836,531
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	8	1,173,248
Cie Financiere Richemont SA	40,877	8,815,168
Coca-Cola HBC AG CDI*	53,299	2,757,348
DSM-Firmenich AG	10,715	864,378
EMS-Chemie Holding AG	227	156,592
Galderma Group AG	12,000	2,443,594
Geberit AG	3,229	2,507,715
Givaudan SA	796	3,149,175
Holcim, Ltd.*	44,626	4,344,355

See Notes to Financial Statements.

	Shares	Value
Julius Baer Group, Ltd.	11,052	$863,502
Kuehne + Nagel International AG	1,928	413,470
Logitech International SA	9,124	926,251
Lonza Group AG	11,846	7,986,809
Nestle SA	210,778	20,921,639
Partners Group Holding AG	3,003	3,684,626
Roche Holding AG	64,691	26,715,460
Roche Holding AG (Swiss Exchange)	12,102	5,110,507
Sandoz Group AG	64,284	4,667,415
SGS SA	15,138	1,736,446
Sika AG	16,441	3,337,942
Sonova Holding AG	4,000	1,034,667
Straumann Holding AGΔ	13,370	1,561,669
Swiss Life Holding AG	2,532	2,916,471
Swiss Re AG	27,099	4,514,413
UBS Group AG	286,904	13,247,678
VAT Group AG 144A	1,112	533,871
Zurich Insurance Group AG	12,183	9,218,909
		155,345,570
United Kingdom — 13.6%
3i Group PLC	96,813	4,245,138
Admiral Group PLC	28,048	1,199,834
Anglo American PLC	85,589	3,540,177
Antofagasta PLC	23,560	1,034,885
Ashtead Group PLC	45,479	3,100,722
Associated British Foods PLC	48,376	1,381,780
Auto Trader Group PLC 144A	54,162	427,304
Aviva PLC	268,579	2,469,564
BAE Systems PLC	272,243	6,265,689
Barclays PLC	1,098,843	7,033,837
Barratt Redrow PLC	90,118	462,953
BP PLC	1,419,495	8,278,445
BT Group PLC	603,308	1,494,661
Bunzl PLC	26,142	729,989
Centrica PLC	350,000	798,021
CK Hutchison Holdings, Ltd.	212,500	1,444,673
CK Infrastructure Holdings, Ltd.	35,000	259,358
Coca-Cola Europacific Partners PLC	46,506	4,218,094
Compass Group PLC	173,434	5,495,266
Haleon PLC	931,639	4,707,928
Halma PLC	38,546	1,829,581
Hikma Pharmaceuticals PLC	171,485	3,574,938
HSBC Holdings PLC	1,466,177	23,071,677
Informa PLC	137,112	1,626,865
InterContinental Hotels Group PLC	22,571	3,171,876
Intertek Group PLC	16,272	1,009,134
J Sainsbury PLC	118,172	517,692
JD Sports Fashion PLC	259,615	294,270
Kingfisher PLC	252,818	1,064,251
Land Securities Group PLC REIT	93,472	781,573
Legal & General Group PLC	432,169	1,521,060
Lloyds Banking Group PLC	6,085,048	8,048,781
London Stock Exchange Group PLC	45,951	5,527,378
M&G PLC	174,268	670,899
National Grid PLC	510,129	7,824,605
NatWest Group PLC	841,433	7,381,289
Next PLC	15,694	2,889,268
	Shares	Value
Pearson PLC	41,042	$580,294
Phoenix Group Holdings PLC	52,209	516,861
Prudential PLC	209,227	3,218,556
Reckitt Benckiser Group PLC	86,635	7,010,448
RELX PLC	187,773	7,564,778
Rentokil Initial PLC	164,319	980,408
Rio Tinto PLC	108,199	8,715,543
Rolls-Royce Holdings PLC	802,696	12,414,267
Sage Group PLC (The)	115,730	1,683,234
Schroders PLC	111,805	611,178
Segro PLC REIT	82,405	798,351
Severn Trent PLC	25,238	947,714
Shell PLC	490,445	18,074,004
Smith & Nephew PLC	86,838	1,444,199
Smiths Group PLC	48,466	1,532,992
Spirax Group PLC	6,430	587,683
SSE PLC	93,689	2,746,767
Standard Chartered PLC	147,424	3,597,211
Tesco PLC	610,319	3,629,463
Unilever PLC	189,531	12,383,423
United Utilities Group PLC	72,451	1,164,029
Vodafone Group PLC	1,987,411	2,649,238
Whitbread PLC	28,617	980,853
		223,224,949
Total Foreign Common Stocks (Cost $1,099,867,413)		1,538,398,528
FOREIGN PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische MotorenWerke AG 4.71%◊	7,785	829,573
Dr. Ing hc F Porsche AG 3.25% 144A◊	6,210	330,759
Henkel AG & Co. KGaA 2.92%◊	13,912	1,135,008
Porsche Automobil Holding SE 4.80%◊	6,933	323,462
Sartorius AG 0.30%◊	2,399	690,827
Volkswagen AG 6.11%◊	11,005	1,343,037
Total Foreign Preferred Stocks (Cost $5,328,663)		4,652,666
MONEY MARKET FUNDS — 7.3%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø§	42,797,874	42,797,874
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	77,718,623	77,718,623
Total Money Market Funds (Cost $120,516,497)		120,516,497
TOTAL INVESTMENTS — 101.7% (Cost $1,233,719,826)		1,672,629,706
Liabilities in Excess of Other Assets — (1.7)%		(28,639,768)
NET ASSETS — 100.0%		$1,643,989,938

See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	03/2026	619	$89,819,995	$390,227
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Communication Services	$8,142,716	$8,142,716	$—	$—
Financials	919,299	—	919,299	—
Total Common Stocks	9,062,015	8,142,716	919,299	—
Foreign Common Stocks:
Hong Kong	26,819,704	1,027,097	25,792,607	—
Israel	14,652,148	4,494,021	10,158,127	—
Japan	347,568,491	1,590,298	345,978,193	—
Netherlands	101,730,180	2,088,286	99,641,894	—
New Zealand	2,711,230	400,461	2,310,769	—
Singapore	25,321,681	3,882,257	21,439,424	—
Spain	58,572,059	487,967	58,084,092	—
Switzerland	155,345,570	1,736,446	153,609,124	—
United Kingdom	223,224,949	4,735,786	218,489,163	—
Other^^	582,452,516	—	582,452,516	—
Total Foreign Common Stocks	1,538,398,528	20,442,619	1,517,955,909	—
Foreign Preferred Stocks	4,652,666	—	4,652,666	—
Money Market Funds	120,516,497	120,516,497	—	—
Total Assets - Investments in Securities	$1,672,629,706	$149,101,832	$1,523,527,874	$ —
Other Financial Instruments***
Futures Contracts	$390,227	$390,227	$—	$—
Total Assets - Other Financial Instruments	$390,227	$390,227	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 2.7%
Communication Services — 0.4%
Spotify Technology SA*	10,110	$5,870,978
Consumer Discretionary — 0.6%
Coupang, Inc.*	197,882	4,668,036
MercadoLibre, Inc.*	2,152	4,334,688
		9,002,724
Financials — 1.4%
Arch Capital Group, Ltd.*	54,448	5,222,652
Axis Capital Holdings, Ltd.	55,909	5,987,295
Everest Group, Ltd.	31,254	10,606,045
		21,815,992
Industrials — 0.3%
Ferguson Enterprises, Inc.	19,187	4,271,602
Total Common Stocks (Cost $33,288,400)		40,961,296
FOREIGN COMMON STOCKS — 90.5%
Australia — 2.0%
ANZ Group Holdings, Ltd.	132,137	3,194,757
BHP Group, Ltd.	110,735	3,341,886
Challenger, Ltd.	152,445	954,542
Commonwealth Bank of Australia	21,442	2,288,699
Computershare, Ltd.	16,030	363,297
Evolution Mining, Ltd.	263,062	2,201,498
IGO, Ltd.*	353,094	1,924,308
JB Hi-Fi, Ltd.	19,951	1,277,107
Macquarie Group, Ltd.	12,028	1,625,346
Mirvac Group REIT	153,952	209,849
Northern Star Resources, Ltd.	145,114	2,553,666
Pro Medicus, Ltd.	6,660	978,109
Qantas Airways, Ltd.	55,581	383,992
QBE Insurance Group, Ltd.	155,432	2,057,834
Rio Tinto, Ltd.	2,838	276,863
Santos, Ltd.	35,805	147,058
Scentre Group REIT	109,087	304,940
South32, Ltd.	544,183	1,288,139
Stockland REIT	750,484	2,861,380
Suncorp Group, Ltd.	88,868	1,043,230
Technology One, Ltd.	6,723	124,688
Worley, Ltd.	71,936	600,724
		30,001,912
Austria — 0.5%
BAWAG Group AG 144A*	33,288	5,013,636
Erste Group Bank AG	20,154	2,416,655
		7,430,291
Belgium — 0.9%
KBC Group NV	63,281	8,241,467
UCB SA	18,704	5,211,432
		13,452,899
Brazil — 0.3%
NU Holdings, Ltd. Class A*	295,511	4,946,854
Canada — 3.0%
Agnico Eagle Mines, Ltd.	22,172	3,758,819
	Shares	Value
Barrick Mining Corporation	30,245	$1,317,510
Canadian National Railway Co.	67,600	6,682,260
Canadian Natural Resources, Ltd.	96,723	3,276,130
Canadian Pacific Kansas City, Ltd.	70,711	5,206,451
First Quantum Minerals, Ltd.*	28,677	768,871
Ivanhoe Mines, Ltd. Class A*	22,808	259,395
Kinross Gold Corporation	4,898	137,960
Lundin Mining Corporation	45,896	986,436
Methanex Corporation	12,919	512,412
Shopify, Inc. Class A*	38,598	6,213,120
Toronto-Dominion Bank (The)	140,749	13,265,302
Waste Connections, Inc.	17,190	3,014,438
		45,399,104
Denmark — 0.4%
AP Moeller - Maersk A/S Class B	360	826,039
Danske Bank A/S	51,356	2,564,528
DSV A/S	3,764	947,988
Genmab A/S*	1,041	322,693
ISS A/S	19,269	656,490
Pandora A/S	11,259	1,245,088
Zealand Pharma A/S*	2,223	161,506
		6,724,332
Finland — 1.1%
Kone OYJ Class B	160,298	11,355,984
Nordea Bank Abp	81,710	1,537,313
Sampo OYJ Class A	176,658	2,137,353
Wartsila OYJ Abp	31,997	1,132,842
		16,163,492
France — 11.1%
Accor SA	25,504	1,437,825
Air Liquide SA	61,412	11,542,630
Arkema SA	9,048	551,419
Ayvens SA 144A	114,906	1,538,020
BNP Paribas SA	159,351	15,075,728
Bureau Veritas SAΔ	289,249	9,201,830
Capgemini SE	100,467	16,682,370
Cie de Saint-Gobain SA	23,818	2,422,098
Cie Generale des Etablissements Michelin SCA	79,265	2,627,333
Danone SA	85,161	7,681,446
Engie SA	572,965	15,051,420
JCDecaux SE	82,716	1,498,662
Kering SA	6,716	2,346,825
Klepierre REIT	69,913	2,766,130
L’Oreal SA	28,688	12,316,218
Orange SA	92,723	1,547,229
Renault SA	22,903	948,008
Rexel SA	79,868	3,132,595
Safran SA	22,582	7,865,697
Schneider Electric SE	53,927	14,753,095
SCOR SE	126,096	4,244,734
Societe Generale SA	51,744	4,165,600
TotalEnergies SE	344,935	22,489,078
Valeo SE	35,580	482,855

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Vinci SA	15,062	$2,118,969
		164,487,814
Germany — 10.1%
adidas AG	61,210	12,112,604
Allianz SE	12,186	5,634,530
Aumovio SE*	14,838	748,771
Bayerische Motoren Werke AG	38,082	4,129,436
Beiersdorf AG	75,881	8,333,043
Brenntag SE	15,011	871,300
Commerzbank AG	4,496	189,752
Daimler Truck Holding AG	127,936	5,541,235
Delivery Hero SE 144A*	19,404	511,489
Deutsche Bank AG	16,061	618,977
Deutsche Boerse AG	101,023	26,551,008
Deutsche Lufthansa AG	151,293	1,486,293
Deutsche Post AG	124,331	6,779,237
Deutsche Telekom AG	83,156	2,706,816
E.ON SE	245,427	4,647,141
Fresenius Medical Care AG	2,930	139,953
Fresenius SE & Co. KGaA	2,595	148,672
HUGO BOSS AG	2,306	97,167
Infineon Technologies AG	14,409	628,679
KION Group AG	4,153	328,159
LEG Immobilien SE	1,203	87,742
Mercedes-Benz Group AG	28,802	1,996,615
Muenchener Rueckversicherungs-Gesellschaft AG	370	243,492
Nemetschek SE	373	40,355
Nordex SE*	19,827	672,035
Rational AG	197	152,102
Rheinmetall AG	2,630	4,798,159
RWE AG	1,098	58,180
SAP SE	108,412	26,340,707
Scout24 SE 144A	1,369	137,502
Siemens AG	38,519	10,788,272
Siemens Energy AG*	118,560	16,632,616
Siemens Healthineers AG 144A	62,290	3,265,095
Talanx AG	15,183	2,016,894
thyssenkrupp AG	5,989	64,385
Vonovia SE	6,554	188,620
		149,687,033
Guatemala — 0.0%
Millicom International Cellular SA	3,332	184,726
Hong Kong — 3.1%
AIA Group, Ltd.	1,491,612	15,353,302
Alibaba Group Holding, Ltd. Class W	329,621	6,052,159
Techtronic Industries Co., Ltd.	376,290	4,328,514
Tencent Holdings, Ltd.	260,383	19,982,713
		45,716,688
India — 0.6%
HDFC Bank, Ltd. ADR	141,772	5,180,349
ICICI Bank, Ltd. ADR	142,876	4,257,705
		9,438,054
	Shares	Value
Indonesia — 0.2%
PT Bank Mandiri Persero Tbk	9,819,886	$2,994,410
Ireland — 5.8%
AIB Group PLC	253,019	2,704,861
Aon PLC Class A	30,759	10,854,236
Bank of Ireland Group PLC	993,175	18,994,779
CRH PLC	27,912	3,483,418
ICON PLCΔ*	18,780	3,422,092
Kerry Group PLC Class A	72,812	6,653,759
Linde PLC	8,399	3,581,250
Medtronic PLC	95,407	9,164,796
Ryanair Holdings PLC ADR	209,238	15,104,891
Seagate Technology Holdings PLC	21,929	6,039,027
Willis Towers Watson PLC	20,183	6,632,134
		86,635,243
Israel — 1.6%
Bank Leumi Le-Israel BM	106,933	2,356,558
Check Point Software Technologies, Ltd.*	88,423	16,407,772
CyberArk Software, Ltd.*	2,240	999,174
Monday.com, Ltd.*	16,233	2,395,341
Phoenix Financial, Ltd.	16,895	698,762
Wix.com, Ltd.Δ*	11,567	1,201,696
		24,059,303
Italy — 1.4%
Amplifon SpA	29,672	475,712
Banca Monte dei Paschi di Siena SpA	6,937	73,860
Enel SpA	63,298	658,131
Fincantieri SpA*	32,633	634,103
FinecoBank Banca Fineco SpA	231,651	6,001,975
Generali	30,111	1,258,291
Intesa Sanpaolo SpA	220,222	1,521,758
Leonardo SpA	43,660	2,497,376
Nexi SpA 144A	66,601	328,270
Poste Italiane SpA 144A	62,237	1,562,391
UniCredit SpA	64,463	5,339,258
		20,351,125
Japan — 15.7%
Advantest Corporation	36,687	4,638,995
Asahi Intecc Co., Ltd.	10,200	191,204
Asahi Kasei Corporation	21,800	193,775
Bandai Namco Holdings, Inc.	72,600	1,932,328
BayCurrent, Inc.	26,200	1,086,349
Brother Industries, Ltd.	38,400	767,145
Canon, Inc.	79,000	2,337,500
Capcom Co., Ltd.Δ	37,393	868,604
Chiba Bank, Ltd. (The)Δ	72,200	805,776
Chugai Pharmaceutical Co., Ltd.Δ	69,500	3,646,079
Dai-ichi Life Holdings, Inc.	39,964	332,124
Daiichi Sankyo Co., Ltd.	256,415	5,444,858
Daikin Industries, Ltd.	69,700	8,914,060
Daito Trust Construction Co., Ltd.Δ	257,680	4,906,736
Denso Corporation	9,400	129,834
Dentsu Group, Inc.*	5,900	125,217

See Notes to Financial Statements.

	Shares	Value
Disco Corporation	3,705	$1,128,774
FANUC Corporation	84,481	3,287,642
Fujitsu, Ltd.	63,000	1,731,424
Fukuoka Financial Group, Inc.	14,300	462,541
GMO Payment Gateway, Inc.	15,234	944,814
Hachijuni Nagano Bank, Ltd.Δ	41,400	448,324
Hitachi, Ltd.	187,221	5,871,545
Hokuhoku Financial Group, Inc.Δ	15,400	450,955
Honda Motor Co., Ltd.	347,157	3,407,233
Hoya Corporation	62,200	9,433,849
Isetan Mitsukoshi Holdings, Ltd.	137,700	2,000,106
Isuzu Motors, Ltd.Δ	111,708	1,743,441
Japan Exchange Group, Inc.	250,787	2,676,791
Japan Post Bank Co., Ltd.	70,100	986,803
Japan Post Holdings Co., Ltd.	125,400	1,323,147
Kajima Corporation	14,700	548,126
Kansai Electric Power Co., Inc. (The)	116,100	1,823,315
Kao Corporation	36,300	1,448,790
KDDI Corporation	174,300	3,016,733
Keiyo Bank, Ltd. (The)	27,400	291,507
Keyence Corporation	1,721	622,529
Koito Manufacturing Co., Ltd.	44,987	664,683
Kokusai Electric Corporation	15,700	549,063
Kubota CorporationΔ	591,210	8,377,845
Kyoto Financial Group, Inc.Δ	20,000	438,022
Kyushu Financial Group, Inc.Δ	69,200	449,427
LY Corporation	3,741,000	9,954,607
M3, Inc.Δ	94,966	1,277,561
Marubeni Corporation	49,754	1,385,649
Mazda Motor Corporation	296,535	2,289,906
MINEBEA MITSUMI, Inc.	22,800	458,772
MISUMI Group, Inc.	87,174	1,360,368
Mitsubishi Chemical Group Corporation	33,400	195,511
Mitsubishi Electric Corporation	49,005	1,428,832
Mitsubishi Heavy Industries, Ltd.	326,033	7,959,261
Mitsubishi UFJ Financial Group, Inc.	27,300	433,280
Mitsui & Co., Ltd.	31,537	936,565
Mitsui Chemicals, Inc.	77,600	992,280
Mitsui Fudosan Co., Ltd.	301,974	3,431,715
Mizuho Financial Group, Inc.	146,413	5,343,278
MS&AD Insurance Group Holdings, Inc.	49,805	1,169,273
Murata Manufacturing Co., Ltd.	267,257	5,523,656
Nintendo Co., Ltd.	70,454	4,756,671
Nippon Steel Corporation	369,500	1,512,014
Nippon Yusen KK	15,200	492,352
Nomura Holdings, Inc.	217,400	1,811,044
Nomura Research Institute, Ltd.Δ	31,946	1,215,693
NTT, Inc.	414,800	418,737
Obic Co., Ltd.	52,100	1,635,350
Omron Corporation	66,600	1,684,972
Ono Pharmaceutical Co., Ltd.	35,400	490,446
Oracle Corporation	500	42,025
ORIX Corporation	18,800	549,849
Otsuka Holdings Co., Ltd.Δ	78,700	4,451,211
Pan Pacific International Holdings Corporation	9,600	57,186
	Shares	Value
Panasonic Holdings Corporation	90,700	$1,175,838
Rakuten Group, Inc.*	245,800	1,575,079
Recruit Holdings Co., Ltd.	97,192	5,461,372
Resona Holdings, Inc.	20,700	197,017
Sansan, Inc.*	58,134	643,154
Sanwa Holdings Corporation	75,300	1,960,676
SBI Shinsei Bank, Ltd.*	91,100	1,011,964
Seiko Epson Corporation	46,900	594,422
Seven & i Holdings Co., Ltd.	81,500	1,170,912
Shimizu Corporation	40,400	689,777
Shin-Etsu Chemical Co., Ltd.	83,645	2,598,110
SMC CorporationΔ	18,605	6,437,346
SoftBank Corporation	10,900	14,965
SoftBank Group Corporation	99,784	2,799,274
Sojitz Corporation	10,660	331,524
Sompo Holdings, Inc.	38,673	1,312,647
Sony Financial Group, Inc.*	19,600	20,771
Sony Group Corporation	541,657	13,894,037
Sumitomo Corporation	41,600	1,439,880
Sumitomo Mitsui Trust Group, Inc.	315,579	9,617,228
Sumitomo Rubber Industries, Ltd.	37,200	575,065
Suzuki Motor CorporationΔ	613,118	9,169,468
Takeda Pharmaceutical Co., Ltd.	22,500	698,969
Terumo Corporation	424,500	6,170,182
Tokyo Electron, Ltd.	15,837	3,527,333
Toray Industries, Inc.Δ	176,100	1,148,134
TOTO, Ltd.	19,800	547,081
Toyoda Gosei Co., Ltd.	8,700	219,334
Toyota Motor Corporation	113,800	2,444,094
Toyota Tsusho Corporation	32,500	1,095,874
USS Co., Ltd.	65,800	720,024
Yaskawa Electric Corporation	16,300	495,543
Yokohama Financial Group, Inc.	58,600	484,447
		233,947,618
Jersey — 1.3%
Experian PLC	368,298	16,605,300
Glencore PLC*	415,171	2,269,599
		18,874,899
Mexico — 1.0%
Fomento Economico Mexicano SAB de CV ADR	34,750	3,512,182
Grupo Financiero Banorte SAB de CV Series O	612,056	5,670,716
Wal-Mart de Mexico SAB de CV	1,880,722	5,849,743
		15,032,641
Netherlands — 6.8%
ABN AMRO Bank NV 144A	5,609	195,972
Adyen NV 144A*	3,821	6,161,649
Airbus SE	13,916	3,231,629
Akzo Nobel NV	94,899	6,603,122
Arcadis NV	15,084	629,206
Argenx SE*	10,505	8,861,429
Argenx SE ADR*	1,413	1,188,262
ASM International NV	7,657	4,635,513
ASML Holding NV	20,784	22,334,405

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Euronext NV 144A	26,549	$3,988,137
Ferrari NV	8,794	3,267,977
IMCD NV	7,066	641,327
ING Groep NV	541,275	15,214,286
Koninklijke Philips NV	220,754	6,010,956
Magnum Ice Cream Co. NV (The)*	11,552	183,355
NN Group NV	12,348	952,582
Prosus NV*	72,014	4,459,034
QIAGEN NV*	244,696	11,128,027
Wolters Kluwer NV	10,079	1,043,948
		100,730,816
New Zealand — 0.1%
Xero, Ltd.*	10,677	808,825
Norway — 0.5%
DNB Bank ASA	183,655	5,116,771
Equinor ASA	13,288	313,356
Kongsberg Gruppen ASA	54,184	1,388,480
Telenor ASA	3,942	57,334
Vend Marketplaces ASA	9,899	274,972
		7,150,913
Portugal — 0.3%
Jeronimo Martins SGPS SA	191,343	4,553,265
Singapore — 1.1%
DBS Group Holdings, Ltd.	79,283	3,472,965
Grab Holdings, Ltd. Class A*	182,175	909,053
Oversea-Chinese Banking Corporation, Ltd.	4,100	62,989
Sea, Ltd. ADR*	67,964	8,670,168
Singapore Telecommunications, Ltd.	650,296	2,300,747
United Overseas Bank, Ltd.	35,721	972,880
Yangzijiang Shipbuilding Holdings, Ltd.	138,100	373,076
		16,761,878
South Africa — 0.2%
Standard Bank Group, Ltd.	134,071	2,351,671
South Korea — 1.1%
Hana Financial Group, Inc.	70,499	4,599,819
KB Financial Group, Inc.	91,148	7,846,447
Samsung Electronics Co., Ltd. GDR	1,911	3,926,270
		16,372,536
Spain — 1.3%
Amadeus IT Group SA	158,183	11,707,290
Bankinter SA	226,977	3,762,188
Industria de Diseno Textil SA	65,355	4,311,122
		19,780,600
Sweden — 1.3%
Alfa Laval AB	17,446	874,766
Atlas Copco AB, A Shares	164,327	2,925,444
Atlas Copco AB, B Shares	8,123	129,860
Electrolux AB, B Shares*	87,015	597,170
Embracer Group AB*	38,178	249,977
Hexagon AB, B Shares	265,453	3,126,692
Husqvarna AB, B Shares	34,901	174,959
Investor AB, B Shares	11,002	392,063
	Shares	Value
Nibe Industrier AB, B Shares	23,164	$88,542
NOBA Bank Group AB*	10,969	140,352
Saab AB, B Shares	4,328	251,112
Sandvik AB	162,146	5,237,493
Svenska Handelsbanken AB, A Shares	5,264	76,262
Swedbank AB, A Shares	16,440	570,387
Telefonaktiebolaget LM Ericsson, B Shares	266,204	2,590,708
Telia Co. AB	273,083	1,167,148
Volvo AB, B Shares	17,967	571,793
		19,164,728
Switzerland — 7.0%
ABB, Ltd.	38,529	2,840,264
Adecco Group AG	2,288	65,894
Chubb, Ltd.	47,426	14,802,603
Cie Financiere Richemont SA	115,803	24,973,038
DSM-Firmenich AG	8,375	675,610
Flughafen Zurich AG	1,631	516,316
Galderma Group AG	19,083	3,885,926
Givaudan SA	184	727,950
Kuehne + Nagel International AG	2,892	620,205
Nestle SA	99,003	9,826,951
Roche Holding AG	52,589	21,717,694
Sandoz Group AG	26,337	1,912,229
SGS SA	2,436	279,428
Sika AG	1,852	376,003
Sonova Holding AG	3,212	830,838
Tecan Group AG	777	124,749
Temenos AG	24,590	2,445,521
UBS Group AG	178,499	8,242,120
Zurich Insurance Group AG	11,614	8,788,345
		103,651,684
Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	666,000	32,738,752
Turkey — 0.0%
Yapi ve Kredi Bankasi AS*	1	1
United Kingdom — 8.5%
3i Group PLC	123,539	5,417,042
Admiral Group PLC	78,962	3,377,827
Allfunds Group PLC	156,285	1,475,817
Anglo American PLC	42,056	1,739,542
Antofagasta PLC	29,939	1,315,086
Babcock International Group PLC	42,927	715,370
BAE Systems PLC	499,951	11,506,402
Beazley PLC	180,210	2,015,216
BP PLC ADRΔ	147,474	5,121,772
BT Group PLC	922,858	2,286,327
Coca-Cola Europacific Partners PLC	11,839	1,093,316
Compass Group PLC	435,405	13,795,831
Croda International PLC	9,075	329,222
easyJet PLC	87,156	597,887
Haleon PLC	736,290	3,720,754
Hikma Pharmaceuticals PLC	54,638	1,139,035
HSBC Holdings PLC	220,867	3,475,551
ICG PLC	42,643	1,175,932

See Notes to Financial Statements.

	Shares	Value
Inchcape PLC	123,741	$1,282,667
Informa PLC	529,714	6,285,176
Intertek Group PLC	53,945	3,345,486
London Stock Exchange Group PLC	8,789	1,057,216
Marks & Spencer Group PLC	717,586	3,193,284
Next PLC	12,218	2,249,336
Prudential PLC	175,551	2,700,515
Reckitt Benckiser Group PLC	47,538	3,846,744
Rolls-Royce Holdings PLC	932,638	14,423,913
Schroders PLC	1	6
Shawbrook Group PLC 144A*	203,317	1,331,937
Shell PLC	185,113	6,821,831
Smith & Nephew PLC	225,866	3,756,368
SSE PLC	110,675	3,244,761
Standard Chartered PLC	82,775	2,019,747
Tesco PLC	1,248,319	7,423,541
Trainline PLC 144A*	43,471	128,884
Unilever PLC	37,047	2,420,547
Wise PLC Class A*	62,397	747,518
		126,577,406
Total Foreign Common Stocks (Cost $1,103,641,409)		1,346,171,513
	Shares	Value
FOREIGN PREFERRED STOCK — 0.2%
Brazil — 0.2%
Itau Unibanco Holding SA 4.62%◊ (Cost $1,999,379)	379,734	$2,713,911
MONEY MARKET FUNDS — 5.9%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø§	27,565,463	27,565,463
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	60,346,278	60,346,278
Total Money Market Funds (Cost $87,911,741)		87,911,741
TOTAL INVESTMENTS — 99.3% (Cost $1,226,840,929)		1,477,758,461
Other Assets in Excess of Liabilities — 0.7%		10,378,958
NET ASSETS — 100.0%		$1,488,137,419

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CAC40 10 Euro	01/2026	17	$1,629,039	$5,892
IBEX 35 Index	01/2026	(12)	(2,436,825)	(25,539)
OMXS30 Index	01/2026	72	2,264,248	55,333
MSCI Singapore Index	01/2026	63	2,184,709	(7,734)
Topix Index®	03/2026	74	16,126,085	127,030
ASX SPI 200 Index	03/2026	(83)	(12,014,102)	(144,514)
S&P/TSX 60 Index	03/2026	22	5,968,715	33,122
Dax Index	03/2026	(7)	(5,077,746)	(50,012)
FTSE 100 Index	03/2026	19	2,545,995	16,394
FTSE/MIB Index	03/2026	34	9,000,870	53,359
MSCI EAFE Index	03/2026	221	32,068,205	184,315
Total Futures Contracts outstanding at December 31, 2025			$52,259,193	$247,646
Forward Foreign Currency Contracts outstanding at December 31, 2025:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/18/26	Euro	79,192,000	U.S. Dollars	92,403,419	CITI	$1,000,966
03/18/26	Canadian Dollars	45,883,081	U.S. Dollars	33,213,403	CITI	326,713
03/18/26	Swedish Kronor	64,000,000	U.S. Dollars	6,742,300	CITI	237,695
03/18/26	British Pounds	10,996,000	U.S. Dollars	14,700,436	CITI	118,585
03/18/26	Norwegian Kroner	86,010,150	U.S. Dollars	8,437,901	CITI	92,424
03/18/26	Australian Dollars	35,509,000	U.S. Dollars	23,619,332	CITI	78,995
03/18/26	Israeli Shekels	7,540,000	U.S. Dollars	2,319,080	CITI	49,301
03/18/26	New Zealand Dollars	7,382,000	U.S. Dollars	4,233,618	CITI	28,995

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/18/26	Singapore Dollars	2,940,145	U.S. Dollars	2,277,474	CITI	$21,428
03/18/26	U.S. Dollars	12,655,985	Euro	10,714,000	CITI	19,171
03/18/26	U.S. Dollars	2,905,891	Japanese Yen	450,000,000	CITI	13,848
03/18/26	Swiss Francs	6,417,000	U.S. Dollars	8,160,760	CITI	7,360
03/18/26	Japanese Yen	991,015,624	U.S. Dollars	6,365,669	CITI	3,352
03/18/26	U.S. Dollars	656,086	Swedish Kronor	6,000,000	CITI	1,711
03/18/26	U.S. Dollars	206,484	Australian Dollars	308,000	CITI	928
03/18/26	Danish Kroner	207,000	U.S. Dollars	32,489	CITI	228
03/18/26	U.S. Dollars	65,078	Israeli Shekels	207,000	CITI	58
03/18/26	U.S. Dollars	158,481	Hong Kong Dollars	1,230,000	CITI	52
03/18/26	U.S. Dollars	3,917	Singapore Dollars	5,000	CITI	7
Subtotal Appreciation						$2,001,817
03/18/26	Israeli Shekels	15,000	U.S. Dollars	4,715	CITI	$(4)
03/18/26	Canadian Dollars	3,389,919	U.S. Dollars	2,478,088	CITI	(88)
03/18/26	U.S. Dollars	28,716	Israeli Shekels	92,000	CITI	(182)
03/18/26	Danish Kroner	1,607,000	U.S. Dollars	254,324	CITI	(332)
03/18/26	U.S. Dollars	87,796	Singapore Dollars	113,000	CITI	(559)
03/18/26	Hong Kong Dollars	34,253,987	U.S. Dollars	4,414,388	CITI	(2,329)
03/18/26	Norwegian Kroner	29,319,627	U.S. Dollars	2,913,154	CITI	(5,289)
03/18/26	New Zealand Dollars	7,803,000	U.S. Dollars	4,515,970	CITI	(10,258)
03/18/26	U.S. Dollars	2,045,466	Danish Kroner	13,073,000	CITI	(20,762)
03/18/26	U.S. Dollars	15,397,455	Euro	13,076,000	CITI	(25,261)
03/18/26	Swiss Francs	5,211,000	U.S. Dollars	6,673,570	CITI	(40,552)
03/18/26	U.S. Dollars	17,099,481	Japanese Yen	2,670,000,000	CITI	(59,974)
03/18/26	U.S. Dollars	10,270,574	British Pounds	7,730,000	CITI	(146,944)
03/18/26	U.S. Dollars	24,096,331	Swedish Kronor	223,000,000	CITI	(224,590)
03/18/26	Japanese Yen	5,723,984,376	U.S. Dollars	37,119,823	CITI	(333,137)
03/18/26	U.S. Dollars	27,576,485	Australian Dollars	42,253,000	CITI	(622,716)
03/18/26	U.S. Dollars	57,814,909	Swiss Francs	46,002,333	CITI	(740,893)
Subtotal Depreciation						$(2,233,870)
Total Forward Foreign Currency Contracts outstanding at December 31, 2025						$(232,053)
Swap Agreements outstanding at December 31, 2025:

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Financing Index: 1-Month HIBOR + 0.7%	MSCI Hong Kong Net Return HKD Index (Monthly)	3/18/2026	GSC	HKD	59,467,428	$74,664	$—	$74,664
Financing Index: 1-Month STIBOR + 0.14%	MSCI Sweden Net Return SEK Index (Monthly)	3/18/2026	GSC	SEK	21,959,425	26,637	—	26,637
Financing Index: Canadian Overnight Repo Rate Average + 0.14%	MSCI Canada Net Return CAD Index (Monthly)	3/18/2026	GSC	CAD	422,801	1,834	—	1,834
Financing Index: Euro Short Term Rate + 0.49%	MSCI France Net Return EUR Index (Monthly)	3/18/2026	GSC	EUR	2,538,974	48,973	—	48,973
Financing Index: Shekel Overnight Interest Rate + 0.65%	Tel Aviv 35 Index (Monthly)	3/18/2026	GSC	ILS	6,878,156	11,421	—	11,421
MSCI Netherlands Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate + 0.44%	3/18/2026	GSC	EUR	1,410,971	4,932	—	4,932
Subtotal Appreciation						$168,461	$ —	$168,461

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Increase in total return of AEX Index (At Termination)	Decrease in total return of AEX Index (At Termination)	1/16/2026	GSC	EUR	4,379,430	$(59,191)	$—	$(59,191)
Financing Index: 1-Month HIBOR + 0.14%	MSCI Hong Kong Net Return HKD Index (Monthly)	3/18/2026	GSC	HKD	782,466	(1,226)	—	(1,226)
Financing Index: Shekel Overnight Interest Rate + 0.65%	Tel Aviv 35 Index (Monthly)	3/18/2026	GSC	ILS	315,945	(2,246)	—	(2,246)
MSCI Australia Net Return AUD Index (Monthly)	Financing Index: 1-Month ASX BBSW + 0.4%	3/18/2026	GSC	AUD	4,381,002	(39,934)	—	(39,934)
MSCI Switzerland Net Return CHF Index (Monthly)	Financing Index: Swiss Average Rate Overnight + 0.13%	3/18/2026	GSC	CHF	1,445,566	(45,273)	—	(45,273)
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	3/20/2026	GSC	CHF	1,584,840	(32,520)	—	(32,520)
Subtotal Depreciation						$(180,390)	$ —	$(180,390)
Net Total Return Swaps outstanding at December 31, 2025						$(11,929)	$ —	$(11,929)
Total Return Basket Swap Agreements outstanding at December 31, 2025:

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread (-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).*	52-60 months maturity ranging from 04/11/2030 - 12/19/2030	GSC	$26,624,608	$894,949	$—	$894,949
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA or EURIBOR plus or minus a specified spread (-0.70% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).**	52-60 months maturity ranging from 04/11/2030 - 12/19/2030	GSC	33,707,179	629,488	—	629,488
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread (-0.75% to -0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	52-60 months maturity ranging from 04/11/2030 - 12/19/2030	GSC	10,498,018	421,029	—	421,029
Subtotal Appreciation				$1,945,466	$ —	$1,945,466

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Rolls-Royce Holdings PLC	283,033	$3,247,381	$127,346	14.23%
Compass Group PLC	83,534	1,963,559	(5,769)	(0.65)
NatWest Group PLC	301,216	1,960,274	122,667	13.71
Lloyds Banking Group PLC	1,780,257	1,746,927	85,808	9.59
HSBC Holdings PLC	132,676	1,548,857	185,602	20.74

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Aviva PLC	209,671	$1,430,252	$88,983	9.94%
Vodafone Group PLC	1,275,147	1,261,013	104,740	11.70
Kingfisher PLC	370,111	1,155,830	28,375	3.17
Centrica PLC	676,631	1,144,523	15,507	1.73
Barclays PLC	228,384	1,084,547	103,641	11.58
BP PLC	240,945	1,042,459	(26,679)	(2.98)
Antofagasta PLC	(31,289)	1,019,612	(139,352)	(15.57)
EasyJet PLC	197,850	1,006,895	55,772	6.23
SSE LC	(43,830)	953,303	(6,460)	(0.72)
Tesco PLC	186,143	821,218	496	0.06
Hiscox, Ltd.	47,001	666,716	63,223	7.06
Rentokil Initial PLC	(143,129)	633,538	(45,024)	(5.03)
Airtel Africa PLC	140,312	498,631	78,284	8.75
Endeavour Mining PLC	11,739	455,012	64,714	7.23
Wise PLC Class A	(46,715)	415,184	(8,736)	(0.98)
Next PLC	2,986	407,822	1,997	0.22
Burberry Group PLC	32,086	404,757	684	0.08
London Stock Exchange Group PLC	4,167	371,855	24,481	2.74
3i Group PLC	8,426	274,098	13,968	1.56
Barratt Developments PLC	(59,479)	226,681	(13,373)	(1.49)
Tate & Lyle PLC	(59,585)	222,858	(12,877)	(1.44)
Fresnillo PLC	(5,168)	170,959	(22,254)	(2.49)
Bunzl PLC	(5,982)	123,922	6,995	0.78
Bellway PLC	4,086	111,616	3,363	0.38
Reckitt Benckiser Group PLC	1,758	105,535	1,681	0.19
BT Group PLC	(40,084)	73,672	(3,729)	(0.42)
B&M European Value Retail SA	38,612	64,935	1,627	0.18
Ashtead Group PLC	201	10,167	(752)	(0.08)
		$26,624,608	$894,949	100.00%

**The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Safran SA	10,818	$3,206,343	$14,875	2.36%
Thales SA	11,911	2,734,156	(50,887)	(8.08)
Societe Generale SA	36,815	2,521,916	238,562	37.90
BNP Paribas SA	31,181	2,510,162	104,936	16.67
TotalEnergies SE	39,560	2,194,719	(16,746)	(2.66)
Carrefour SA	121,162	1,720,268	102,475	16.28
Orange SA	120,633	1,712,858	66,333	10.54
Dr. Ing hc F Porsche AG	(31,218)	1,414,860	62,436	9.92
Banco Santander SA	122,339	1,225,315	68,854	10.94
Repsol SA	61,882	982,488	(30,423)	(4.83)
Kering SA	(3,267)	971,420	(40,548)	(6.44)
Vinci SA	7,977	954,926	(7,238)	(1.15)
Hermes International	374	790,152	(3,929)	(0.62)
International Consolidated Airline	150,191	709,600	32,964	5.24
Alstom SA	(27,121)	680,839	(36,675)	(5.83)
Interpump Group SpA	(13,664)	632,471	(20,008)	(3.18)
Aena SME SA	26,414	628,004	16,989	2.70
Air France	54,595	627,847	68,124	10.82
Eiffage SA	5,126	624,958	6,184	0.98

See Notes to Financial Statements.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Financiere De Tubize	(2,546)	$528,707	$28,586	4.54%
Bankinter SA	37,221	524,970	9,927	1.58
Koninklijke Philips NV	(21,134)	489,671	2,247	0.36
Industria de Diseno Textil SA	8,585	481,881	17,738	2.82
Universal Music Group NV	(21,597)	479,093	(19,066)	(3.03)
Sartorius Stedim Biotech	(2,173)	454,166	(1,814)	(0.29)
Vivendi SE	152,218	359,208	(194)	(0.03)
Banco Comercial Portugues	392,358	351,446	14,836	2.36
Credit Agricole SA	19,816	347,149	7,835	1.24
Cts Eventim Ag & Co. Kgaa	(4,296)	334,637	16,001	2.54
Bper Banca SpA	(29,003)	333,477	(12,440)	(1.98)
Fluidra SA	14,365	331,158	(7,350)	(1.17)
IMCD NV	(3,208)	247,759	(10,335)	(1.64)
Brunello Cucinelli SpA	(2,493)	243,313	(14,363)	(2.28)
Heidelberg Materials AG	(1,039)	229,210	(1,889)	(0.30)
Bouygues SA	4,629	204,765	2,624	0.42
EssilorLuxottica SA	(703)	189,148	14,459	2.30
Enagas SA	10,153	133,513	(4,029)	(0.64)
Prysmian SpA	(1,189)	100,929	(657)	(0.11)
ACS Actividades Cons Y Serv	924	78,047	(214)	(0.03)
D'Ieteren Group	(495)	75,868	(4,728)	(0.75)
Ferrari NV	(239)	75,575	2,484	0.39
Indra Sistemas SA	(1,310)	63,366	(3,264)	(0.52)
S.o.i.t.e.c.	(2,567)	59,020	9,527	1.51
SEB SA	1,139	55,861	(545)	(0.09)
CaixaBank SA	4,504	46,857	2,330	0.37
Carl Zeiss Meditec AG	(1,140)	45,083	5,504	0.87
		$33,707,179	$629,488	100.00%

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR or HOISHKD plus a specified spread (0.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	52-56 months maturity ranging from 04/11/2030 - 08/28/2030	GSC	$27,292,148	$(33,686)	$—	$(33,686)
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap (Monthly).	53-59 months maturity ranging from 05/17/2030 - 11/28/2030	GSC	9,109,242	(36,545)	—	(36,545)
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread (-0.75% to -0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	52-55 months maturity ranging from 04/11/2030 - 07/18/2030	GSC	15,250,967	(54,161)	—	(54,161)

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread (-1.20% to -0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	52-56 months maturity ranging from 04/11/2030 - 08/28/2030	GSC	$1,284,277	$(82,166)	$—	$(82,166)
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread (-0.40% to -0.30%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).*	52-60 months maturity ranging from 04/11/2030 - 12/19/2030	GSC	4,047,696,066	(426,885)	—	(426,885)
Subtotal Depreciation				$(633,443)	$ —	$(633,443)
Net Total Return Basket Swaps				$1,312,023	$ —	$1,312,023

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Screen Holdings Co., Ltd.	(36,900)	$562,998,717	$(353,358)	82.78%
Toyota Industries Corporation	(25,600)	454,598,033	(43,417)	10.17
Ibiden Co., Ltd.	(46,400)	313,922,905	(179,183)	41.97
Nippon Sanso Holdings Corporation	(62,000)	290,127,500	14,763	(3.46)
M3, Inc.	(131,400)	276,892,705	69,790	(16.35)
Lasertec Corporation	(8,600)	256,680,742	146,369	(34.29)
Suzuki Motor Corporation	(98,000)	229,577,227	(11,556)	2.71
Kokusai Electric Corporation	(41,200)	225,695,144	(157,491)	36.89
Chiba Bank, Ltd. (The)	(122,800)	214,673,247	(36,259)	8.49
Yamaha Motor Co., Ltd.	(142,300)	165,308,216	(33,365)	7.82
Daifuku Co., Ltd.	(33,100)	163,194,623	37,958	(8.89)
Inpex Corporation	(40,300)	126,255,241	(14,522)	3.40
Rakuten Bank, Ltd.	(17,500)	121,020,976	46,382	(10.87)
Ebara Corporation	(30,200)	111,497,448	35,062	(8.21)
Sanrio Co., Ltd.	(22,300)	109,299,034	57,696	(13.52)
Olympus Corporation	(51,800)	102,878,865	25,920	(6.07)
Scsk Corporation	(13,900)	78,513,139	4,020	(0.94)
Monotaro Co., Ltd.	(20,700)	51,630,183	(34,600)	8.11
Nissan Motor Co., Ltd.	(107,400)	41,804,282	3,247	(0.76)
Resonac Holdings Corporation	(4,400)	28,737,173	(11,876)	2.78
Toyo Suisan Kaisha, Ltd.	(2,600)	27,938,960	(2,285)	0.54
Chugai Pharmaceutical Co., Ltd.	(3,200)	26,296,257	(2,953)	0.69
Capcom Co., Ltd.	(6,800)	24,742,461	2,070	(0.48)
Konami Group Corporation	(1,000)	21,272,853	9,170	(2.15)
Renesas Electronics Corporation	(6,600)	14,160,135	(2,013)	0.47
Toho Co., Ltd.	(1,000)	7,980,000	3,546	(0.83)
		$4,047,696,066	$(426,885)	100.00%

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$40,961,296	$40,961,296	$—	$—
Foreign Common Stocks:
Brazil	4,946,854	4,946,854	—	—
Canada	45,399,104	45,399,104	—	—
Germany	149,687,033	748,771	148,938,262	—
Guatemala	184,726	184,726	—	—
India	9,438,054	9,438,054	—	—
Ireland	86,635,243	58,281,844	28,353,399	—
Israel	24,059,303	21,003,983	3,055,320	—
Japan	233,947,618	1,032,735	232,914,883	—
Mexico	15,032,641	15,032,641	—	—
Netherlands	100,730,816	9,859,886	90,870,930	—
Norway	7,150,913	274,972	6,875,941	—
Singapore	16,761,878	9,579,221	7,182,657	—
Sweden	19,164,728	140,352	19,024,376	—
Switzerland	103,651,684	15,082,031	88,569,653	—
United Kingdom	126,577,406	7,736,376	118,841,030	—
Other^^	402,803,512	—	402,803,512	—
Total Foreign Common Stocks	1,346,171,513	198,741,550	1,147,429,963	—
Foreign Preferred Stock	2,713,911	—	2,713,911	—
Money Market Funds	87,911,741	87,911,741	—	—
Total Assets - Investments in Securities	$1,477,758,461	$327,614,587	$1,150,143,874	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$2,001,817	$—	$2,001,817	$—
Futures Contracts	475,445	475,445	—	—
Swap Agreements	2,113,927	—	2,113,927	—
Total Assets - Other Financial Instruments	$4,591,189	$475,445	$4,115,744	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(2,233,870)	$—	$(2,233,870)	$—
Futures Contracts	(227,799)	(227,799)	—	—
Swap Agreements	(813,833)	—	(813,833)	—
Total Liabilities - Other Financial Instruments	$(3,275,502)	$(227,799)	$(3,047,703)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 1.7%
Consumer Discretionary — 1.6%
Coupang, Inc.*	126,831	$2,991,943
MercadoLibre, Inc.*	2,457	4,949,037
Yum China Holdings, Inc.	11,400	539,773
Yum China Holdings, Inc. (New York Stock Exchange)	132,300	6,316,002
		14,796,755
Information Technology — 0.1%
Cognizant Technology Solutions Corporation Class A	5,629	467,207
Materials — 0.0%
Southern Copper Corporation	2,474	354,945
Total Common Stocks (Cost $13,704,936)		15,618,907
FOREIGN COMMON STOCKS — 88.7%
Brazil — 3.8%
Axia Energia	95,400	880,276
B3 SA - Brasil Bolsa Balcao*	2,685,758	6,837,692
Banco BTG Pactual SA*	265,613	2,544,538
Banco do Brasil SA	322,500	1,287,201
Cia de Saneamento Basico do Estado de Sao Paulo SAB ESP	70,119	1,687,959
Localiza Rent a Car SA*	217,679	1,722,832
NU Holdings, Ltd. Class A*	115,160	1,927,778
PRIO SA*	636,596	4,784,450
Raia Drogasil SA	1,751,855	7,471,647
Rede D'Or Sao Luiz SA 144A	298,495	2,210,807
Telefonica Brasil SA*	240,800	1,441,729
Vale SA ADR	236,116	3,076,591
		35,873,500
Canada — 0.5%
Lundin Mining Corporation	197,345	4,241,505
Wheaton Precious Metals Corporation	4,042	475,016
		4,716,521
Chile — 0.3%
Latam Airlines Group SA	116,789,449	3,161,730
China — 13.0%
Airtac International Group	6,000	176,833
Alibaba Group Holding, Ltd. ADR	102,620	15,042,040
Aluminum Corporation of China, Ltd. Class H	258,000	403,887
Anji Microelectronics Technology Shanghai Co., Ltd. Class A	16,955	529,625
ANTA Sports Products, Ltd.	57,200	593,997
AVIC Airborne Systems Co., Ltd.	4,453	—
Beijing Roborock Technology Co., Ltd. Class A	17,124	373,323
Bilibili, Inc. Class Z*	46,580	1,149,647
China CITIC Bank Corporation, Ltd. Class H	583,000	520,246
China Communications Services Corporation, Ltd. Class H	3,030,000	1,746,545
China Construction Bank Corporation Class H	1,553,000	1,537,176
	Shares	Value
China Galaxy Securities Co., Ltd. Class H	386,000	$499,176
China Hongqiao Group, Ltd.	39,000	163,789
China International Capital Corporation, Ltd. Class H 144A	216,800	547,607
China Merchants Bank Co., Ltd. Class H	239,500	1,629,294
China Minsheng Banking Corporation, Ltd. Class H	1,117,500	564,976
China National Building Material Co., Ltd. Class H	746,000	491,202
China Oilfield Services, Ltd. Class H	108,000	97,048
China Pacific Insurance Group Co., Ltd. Class H	110,400	500,663
China Resources Land, Ltd.	145,997	510,742
China State Construction International Holdings, Ltd.Δ	100,000	116,958
Contemporary Amperex Technology Co., Ltd. Class A	75,450	3,974,377
DiDi Global, Inc. ADR*	779,407	4,115,269
Dongfang Electric Corporation, Ltd. Class H	166,000	533,283
Duality Biotherapeutics, Inc.*	31,622	1,210,521
Fuyao Glass Industry Group Co., Ltd. Class A	139,362	1,294,288
Fuyao Glass Industry Group Co., Ltd. Class H 144A	125,710	1,086,598
Geely Automobile Holdings, Ltd.	1,295,000	2,995,175
H World Group, Ltd. ADR	10,027	471,770
Hesai Group ADRΔ*	64,484	1,444,442
Huaneng Power International, Inc. Class H	1,620,000	1,193,872
Innovent Biologics, Inc. 144AΔ*	196,000	1,918,195
JD Health International, Inc. 144A*	23,700	169,734
JD.com, Inc. Class A	155,300	2,233,096
Jiangsu Hengli Hydraulic Co., Ltd. Class A	34,600	544,724
Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class H*	351,989	3,226,910
Jiangxi Copper Co., Ltd. Class H	364,000	2,011,936
KE Holdings, Inc. ADRΔ	102,447	1,614,565
KE Holdings, Inc. Class A	256,601	1,357,147
Kingdee International Software Group Co., Ltd.*	871,000	1,493,221
Kunlun Energy Co., Ltd.	1,910,000	1,825,843
Luxshare Precision Industry Co., Ltd. Class A	404,100	3,292,544
Mao Geping Cosmetics Co., Ltd. Class HΔ	24,700	259,501
Meituan Class B 144A*	439,467	5,823,904
Midea Group Co., Ltd. Class A	411,093	4,604,622
Minth Group, Ltd.	60,000	245,818
Montage Technology Co., Ltd. Class A	22,434	378,875
NARI Technology Co., Ltd. Class A	1,073,167	3,459,221
NAURA Technology Group Co., Ltd. Class A	50,415	3,317,410
NetEase, Inc.	134,803	3,710,479
New China Life Insurance Co., Ltd. Class H	59,500	416,903

See Notes to Financial Statements.

	Shares	Value
New Oriental Education & Technology Group, Inc.	199,400	$1,095,345
OmniVision Integrated Circuits Group, Inc.	103,803	1,873,467
PDD Holdings, Inc. ADR*	31,179	3,535,387
People's Insurance Co. Group of China, Ltd. (The) Class H	90,000	78,183
PICC Property & Casualty Co., Ltd. Class H	1,774,768	3,731,286
Ping An Insurance Group Co. of China, Ltd. Class HΔ	881,496	7,404,306
Pop Mart International Group, Ltd. 144AΔ	12,600	303,997
Sany Heavy Industry Co., Ltd. Class H*	166,400	483,205
Shandong Gold Mining Co., Ltd. Class H 144A	397,000	1,767,519
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	124,486	3,400,667
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. Class HΔ*	20,714	1,039,793
Spring Airlines Co., Ltd. Class A	31,547	268,945
Tencent Music Entertainment Group ADR	25,377	444,859
Trip.com Group, Ltd. ADR	46,677	3,356,543
Yadea Group Holdings, Ltd. 144A	178,000	260,724
Yunnan Aluminium Co., Ltd. Class A	195,848	921,102
Zhaojin Mining Industry Co., Ltd. Class H	301,000	1,188,509
Zhejiang Leapmotor Technology Co., Ltd. Class H 144A*	87,400	547,487
Zhongsheng Group Holdings, Ltd.	979,656	1,466,172
Zijin Mining Group Co., Ltd. Class H	172,000	787,491
		121,374,004
Greece — 0.2%
JUMBO SA	11,741	384,965
National Bank of Greece SA	35,234	537,405
Piraeus Bank SA*	85,968	686,395
		1,608,765
Hong Kong — 10.0%
AIA Group, Ltd.	794,227	8,175,053
Alibaba Group Holding, Ltd. Class W	746,638	13,708,992
China Merchants Port Holdings Co., Ltd.	340,000	662,123
China Overseas Land & Investment, Ltd.	48,500	76,594
China Taiping Insurance Holdings Co., Ltd.	36,200	87,172
CITIC, Ltd.	1,915,000	2,976,138
CSPC Pharmaceutical Group, Ltd.	202,000	219,179
Hong Kong Exchanges and Clearing, Ltd.	205,048	10,728,389
J&T Global Express, Ltd.*	401,000	539,749
Lenovo Group, Ltd.	1,316,000	1,564,981
MMG, Ltd.*	212,000	239,532
Sinotruk Hong Kong, Ltd.	846,500	3,004,182
Tencent Holdings, Ltd.	662,305	50,827,630
	Shares	Value
Zijin Gold International Co., Ltd.Δ*	18,777	$352,248
		93,161,962
Hungary — 0.4%
OTP Bank Nyrt	33,554	3,597,800
India — 14.5%
360 ONE WAM, Ltd.	23,503	311,466
Amber Enterprises India, Ltd.*	7,398	525,849
Archean Chemical Industries, Ltd.	23,367	144,917
Ashok Leyland, Ltd.	103,040	205,622
Axis Bank, Ltd.	147,286	2,082,696
Bajaj Finance, Ltd.	231,698	2,547,980
Bank of Baroda	226,739	747,235
Bharat Petroleum Corporation, Ltd.	235,631	1,007,964
Bharti Airtel, Ltd.	322,842	7,577,580
Canara Bank	1,224,755	2,112,261
Cholamandalam Investment and Finance Co., Ltd.	59,353	1,125,790
Coal India, Ltd.	339,761	1,509,258
Coforge, Ltd.	25,852	478,952
Computer Age Management Services, Ltd.	63,228	522,032
Eicher Motors, Ltd.	22,316	1,816,581
Embassy Office Parks REIT	535,234	2,594,717
Eternal, Ltd.*	550,444	1,705,817
Five-Star Business Finance, Ltd.	23,032	139,831
Godrej Properties, Ltd.*	27,405	611,395
Grasim Industries, Ltd.	15,830	498,510
HDFC Bank, Ltd.	15,470	170,896
HDFC Bank, Ltd. ADR	328,400	11,999,736
Hindalco Industries, Ltd.	166,445	1,642,692
Hitachi Energy India, Ltd.	2,956	602,538
ICICI Bank, Ltd.	595,272	8,909,187
ICICI Lombard General Insurance Co., Ltd. 144A	27,408	599,267
Indian Oil Corporation, Ltd.	473,151	877,161
Indus Towers, Ltd.*	125,254	584,152
Info Edge India, Ltd.	29,478	437,593
Infosys, Ltd.	193,992	3,493,579
Infosys, Ltd. ADRΔ	145,743	2,597,140
Kotak Mahindra Bank, Ltd.	327,907	8,043,709
Larsen & Toubro, Ltd.	150,844	6,855,579
Lenskart Solutions, Ltd.*	174,900	877,036
Mahindra & Mahindra, Ltd.	317,180	13,099,239
MakeMyTrip, Ltd.Δ*	59,703	4,902,810
Marico, Ltd.	788,652	6,583,063
Max Financial Services, Ltd.*	210,368	3,916,763
Navin Fluorine International, Ltd.	11,099	731,358
Netweb Technologies India, Ltd.	7,082	244,982
Oil & Natural Gas Corporation, Ltd.	1,142,097	3,056,217
PB Fintech, Ltd.*	56,995	1,159,192
Petronet LNG, Ltd.	66,910	211,487
Power Finance Corporation, Ltd.	20,245	80,160
REC, Ltd.	87,644	348,510
Reliance Industries, Ltd.	175,143	3,064,760
SAI Life Sciences, Ltd. 144A*	25,462	257,216

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
SBI Life Insurance Co., Ltd. 144A	183,295	$4,154,754
Suzlon Energy, Ltd.*	456,368	267,849
Tata Capital, Ltd.*	94,271	358,553
Tata Communications, Ltd.	9,615	195,277
Tata Consultancy Services, Ltd.	263,378	9,410,281
Tata Consumer Products, Ltd.	54,862	727,579
Tata Motors Passenger Vehicles, Ltd.	99,150	405,768
TVS Motor Co., Ltd.	14,712	609,640
Varun Beverages, Ltd.	440,193	2,403,142
Vedanta, Ltd.	485,967	3,269,759
		135,415,077
Indonesia — 1.9%
PT Astra International Tbk	1,324,100	531,437
PT Bank Central Asia Tbk	23,644,559	11,417,880
PT BFI Finance Indonesia Tbk	3,430,200	143,996
PT GoTo Gojek Tokopedia Tbk*	743,477,200	2,842,895
PT Map Aktif Adiperkasa	5,616,500	224,971
PT Petrindo Jaya Kreasi Tbk	2,651,500	370,970
PT United Tractors Tbk	972,360	1,719,153
		17,251,302
Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan JSC GDR	5,631	168,544
Kaspi.KZ JSC ADR*	40,246	3,144,420
Kaspi.KZ JSC GDR*	3,113	243,219
		3,556,183
Malaysia — 0.1%
Hong Leong Bank Bhd.	13,000	70,903
RHB Bank Bhd	455,700	865,553
YTL Corporation Bhd.	901,720	452,473
		1,388,929
Mexico — 2.7%
America Movil SAB de CV Series B	902,000	931,178
Arca Continental SAB de CV	63,721	688,254
Banco del Bajio SA 144A	78,537	198,703
Cemex SAB de CV ADR	40,568	466,126
Controladora Vuela Cia de Aviacion SAB de CV ADRΔ*	251,208	2,230,727
Corporation Inmobiliaria Vesta SAB de CV ADRΔ	126,855	3,867,809
Esentia Energy Development SAB de CV*	572,100	1,556,735
Fomento Economico Mexicano SAB de CV ADR	80,100	8,095,707
Gentera SAB de CV	161,850	413,085
Gruma SAB de CV Series B	7,040	121,014
Grupo Aeroportuario del Centro Norte SAB de CV ADR	662	72,006
Grupo Financiero Banorte SAB de CV Series O	471,440	4,367,905
Industrias Penoles SAB de CV*	28,000	1,470,911
Prologis Property Mexico SA de CV REIT	126,590	528,785
		25,008,945
Peru — 0.9%
Credicorp, Ltd.	30,343	8,708,441
	Shares	Value
Philippines — 0.1%
BDO Unibank, Inc.	134,640	$307,502
Jollibee Foods Corporation	74,170	226,556
Monde Nissin Corporation 144A	2,354,810	232,442
		766,500
Poland — 0.9%
Allegro.eu SA 144A*	233,878	2,006,899
Bank Polska Kasa Opieki SA	4,631	262,678
Dino Polska SA 144A*	37,760	433,532
KRUK SA	439	60,069
PGE Polska Grupa Energetyczna SA*	294,436	719,591
Powszechna Kasa Oszczednosci Bank Polski SA	140,855	3,324,460
Powszechny Zaklad Ubezpieczen SA	18,363	339,889
Santander Bank Polska SA	8,030	1,213,877
		8,360,995
Qatar — 0.1%
Ooredoo QPSC	55,204	197,386
Qatar National Bank QPSC	220,755	1,131,362
		1,328,748
Russia — 0.0%
Gazprom PJSC ADR†††*	170,565	—
MMC Norilsk Nickel PJSC ADR†††*	19,198	—
Mobile TeleSystems PJSC ADR†††*	34,508	—
Novatek PJSC GDR†††*	1,991	—
Novolipetsk Steel PJSC GDR†††*	13,631	—
Sberbank of Russia PJSC ADR†††*	75,573	—
Severstal PAO GDR†††*	18,988	—
Surgutneftegas PAO ADR†††*	17,904	—
		—
Saudi Arabia — 1.7%
Ades Holding Co.	53,951	250,656
Al Rajhi Bank	78,203	2,031,332
Almarai Co. JSC	27,784	320,582
Arab National Bank	103,342	595,762
Arabian Internet & Communications Services Co.	1,760	105,638
Bank Al-Jazira*	92,986	276,118
Banque Saudi Fransi	256,672	1,151,189
Co for Cooperative Insurance (The)	4,165	129,920
Elm Co.	1,542	307,504
Jarir Marketing Co.	43,069	146,744
Rasan Information Technology Co.*	11,437	353,217
Riyad Bank	271,935	1,968,183
Saudi Arabian Oil Co. 144A	302,793	1,922,782
Saudi British Bank (The)	51,724	446,152
Saudi Electricity Co.	200,911	752,506
Saudi National Bank (The)	491,029	4,958,990
		15,717,275
Singapore — 0.3%
BOC Aviation, Ltd. 144A	117,000	1,095,547
Grab Holdings, Ltd. Class A*	211,962	1,057,691
Sea, Ltd. ADR*	4,288	547,020
		2,700,258

See Notes to Financial Statements.

	Shares	Value
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	14,123	$599,164
South Africa — 2.5%
Absa Group, Ltd.	45,532	658,068
Capitec Bank Holdings, Ltd.	2,865	719,175
Clicks Group, Ltd.	16,900	344,362
Discovery, Ltd.	523,247	7,190,855
FirstRand, Ltd.	140,297	768,827
Gold Fields, Ltd. ADRΔ	35,505	1,550,148
Harmony Gold Mining Co., Ltd. ADR	92,177	1,834,322
Naspers, Ltd. Class N	80,478	5,367,199
Nedbank Group, Ltd.	61,297	985,564
Old Mutual, Ltd.	2,592,189	2,332,344
Sasol, Ltd.*	176,518	1,126,267
		22,877,131
South Korea — 10.9%
Doosan Bobcat, Inc.*	22,995	919,797
Hana Financial Group, Inc.	30,870	2,014,162
HD Hyundai Co., Ltd.	5,236	685,344
HD Hyundai Heavy Industries Co., Ltd.	198	69,785
HD Hyundai Marine Solution Co., Ltd.	14,030	1,879,978
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,355	1,511,029
Hyundai Motor Co.	21,757	4,492,994
Hyundai Rotem Co., Ltd.	2,951	384,871
Industrial Bank of Korea	90,705	1,318,444
IsuPetasys Co., Ltd.	3,836	318,101
KB Financial Group, Inc.	55,387	4,767,973
Kia Corporation	27,563	2,336,612
Korea Electric Power Corporation	53,842	1,767,077
Korea Investment Holdings Co., Ltd.	655	73,750
Krafton, Inc.*	422	71,904
LG CNS Co., Ltd.	7,859	335,062
LG Electronic, Inc.	6,099	389,166
LG Energy Solution, Ltd.*	1,680	429,635
LG Uplus Corporation	27,152	277,448
NCSoft Corporation	2,058	288,173
Samsung Biologics Co., Ltd. 144A*	505	592,963
Samsung Electronics Co., Ltd.	421,458	35,324,459
Samsung Fire & Marine Insurance Co., Ltd.	21,760	7,507,355
Samsung Heavy Industries Co., Ltd.*	22,260	372,238
Shinhan Financial Group Co., Ltd.	8,206	436,968
SK hynix, Inc.	69,046	31,269,427
SK Telecom Co., Ltd.	57,337	2,128,843
		101,963,558
Switzerland — 0.1%
BeOne Medicines, Ltd. Class H*	31,700	729,616
Taiwan — 17.8%
Accton Technology Corporation	57,000	2,151,009
Advantech Co., Ltd.	32,000	292,582
Alchip Technologies, Ltd.	9,000	1,004,629
ASE Technology Holding Co., Ltd.	294,000	2,318,167
Asia Cement Corporation	275,000	325,225
	Shares	Value
ASPEED Technology, Inc.	19,375	$4,457,613
Cathay Financial Holding Co., Ltd.	1,078,000	2,600,336
Chroma ATE, Inc.	22,000	544,136
Delta Electronics, Inc.	356,947	10,888,298
E.Sun Financial Holding Co., Ltd.	624,189	670,466
Elite Material Co., Ltd.	18,000	943,055
eMemory Technology, Inc.	8,000	439,370
Far Eastern New Century Corporation	781,000	690,628
Far EasTone Telecommunications Co., Ltd.	104,000	292,040
Fubon Financial Holding Co., Ltd.	493,850	1,511,501
Hon Hai Precision Industry Co., Ltd.	71,000	520,453
Innolux Corporation	390,000	211,649
Jentech Precision Industrial Co., Ltd.	8,000	697,556
Lotes Co., Ltd.	12,000	494,780
MediaTek, Inc.	236,545	10,740,371
Merida Industry Co., Ltd.	6,000	15,746
Nien Made Enterprise Co., Ltd.	20,000	229,714
Pegatron Corporation	33,000	71,987
PharmaEssentia Corporation	16,619	248,252
Quanta Computer, Inc.	414,351	3,578,702
Realtek Semiconductor Corporation	221,656	3,441,580
Taiwan Semiconductor Manufacturing Co., Ltd.	2,180,992	107,211,646
TCC Group Holdings Co., Ltd.	596,000	439,553
Uni-President Enterprises Corporation	1,911,757	4,687,523
United Microelectronics Corporation ADRΔ	191,538	1,505,489
Voltronic Power Technology Corporation	81,010	2,493,717
		165,717,773
Thailand — 0.7%
Airports of Thailand PCL	73,900	124,320
Charoen Pokphand Foods PCL NVDRΔ	1,789,000	1,238,348
Delta Electronics Thailand PCL NVDRΔ	111,900	610,694
Krung Thai Bank PCL NVDR	1,113,600	997,814
PTT Exploration & Production PCL NVDR	128,600	459,844
SCB X PCL NVDR	44,300	195,242
True Corporation PCL NVDR	8,840,226	3,054,955
		6,681,217
Turkey — 0.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	104,228	561,583
Ford Otomotiv Sanayi AS	148,676	320,550
MLP Saglik Hizmetleri AS 144A*	201,363	1,782,696
Turk Hava Yollari AO	11,964	74,745
Turkcell Iletisim Hizmetleri AS	299,083	647,586
Turkiye Petrol Rafinerileri AS	167,791	719,805
Yapi ve Kredi Bankasi AS*	3,426,477	2,885,224
		6,992,189
United Arab Emirates — 1.2%
Abu Dhabi Islamic Bank PJSC	430,068	2,428,879
Aldar Properties PJSC	2,373,868	5,618,333

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Emaar Properties PJSC	279,755	$1,067,697
First Abu Dhabi Bank PJSC	350,799	1,665,764
		10,780,673
United Kingdom — 2.9%
Anglo American PLC	79,846	3,302,632
Anglogold Ashanti PLC	29,607	2,549,749
Antofagasta PLC	305,617	13,424,387
Unilever PLC	117,930	7,705,215
		26,981,983
Total Foreign Common Stocks (Cost $624,273,119)		827,020,239
FOREIGN PREFERRED STOCKS — 2.0%
Brazil — 0.4%
Itau Unibanco Holding SA 4.62%◊	84,460	603,624
Axia Energia *	25,075	224,768
Banco Bradesco SA *	967,900	3,168,762
Localiza Rent a Car SA *	8,372	63,405
		4,060,559
India — 0.0%
TVS Motor Co., Ltd. †††*	58,688	6,530
	Shares	Value
South Korea — 1.6%
Samsung Electronics Co., Ltd. 1.64%◊	241,201	$14,971,543
Total Foreign Preferred Stocks (Cost $13,819,391)		19,038,632
MONEY MARKET FUNDS — 5.7%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø§	6,175,193	6,175,193
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	26,360,977	26,360,977
Northern Institutional U.S. Treasury Portfolio (Premier), 3.63%Ø	20,159,649	20,159,649
Total Money Market Funds (Cost $52,695,819)		52,695,819
TOTAL INVESTMENTS — 98.1% (Cost $704,493,265)		914,373,597
Other Assets in Excess of Liabilities — 1.9%		18,129,711
NET ASSETS — 100.0%		$932,503,308

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
IFSC NIFTY 50 Index	01/2026	97	$5,097,447	$(26,423)
FTSE China Index	01/2026	(1,011)	(15,448,080)	93,970
FTSE Taiwan Index	01/2026	82	7,776,880	138,888
MSCI Singapore Index	01/2026	(271)	(9,397,717)	33,268
Euro-BTP	01/2026	194	4,021,747	1,454
KOSPI2 Index	03/2026	11	1,160,668	50,848
FTSE/JSE Top 40 Index	03/2026	(59)	(3,895,781)	(71,829)
MSCI Emerging Markets	03/2026	458	32,321,060	386,674
Thai SET50 Index	03/2026	(171)	(900,457)	5,278
Total Futures Contracts outstanding at December 31, 2025			$20,735,767	$612,128
Forward Foreign Currency Contracts outstanding at December 31, 2025:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/18/26	South Korean Won	62,253,414,720	U.S. Dollars	42,558,623	CITI	$673,759
03/18/26	Chinese Offshore Yuan	114,490,984	U.S. Dollars	16,247,993	CITI	240,363
03/18/26	South African Rand	174,000,000	U.S. Dollars	10,218,889	CITI	230,827
03/18/26	U.S. Dollars	10,881,370	Brazilian Reals	59,455,377	CITI	226,842
03/18/26	Hungarian Forint	6,307,563,241	U.S. Dollars	19,000,878	CITI	186,660
03/18/26	Thai Baht	241,974,000	U.S. Dollars	7,569,534	CITI	155,175
03/18/26	Chilean Pesos	4,141,069,441	U.S. Dollars	4,480,284	CITI	123,434
03/18/26	Mexican Pesos	128,000,000	U.S. Dollars	6,941,817	CITI	112,405

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/18/26	U.S. Dollars	3,847,599	Colombian Pesos	14,766,635,000	CITI	$37,851
03/18/26	Israeli Shekels	10,413,000	U.S. Dollars	3,245,080	CITI	25,736
03/18/26	Czech Republic Koruna	56,000,000	U.S. Dollars	2,708,781	CITI	18,541
03/18/26	Euro	1,332,000	U.S. Dollars	1,553,436	CITI	17,614
03/18/26	Indian Rupees	424,111,368	U.S. Dollars	4,669,435	CITI	15,935
03/18/26	Polish Zloty	26,741,000	U.S. Dollars	7,431,155	CITI	14,468
03/18/26	U.S. Dollars	1,816,072	South Korean Won	2,600,000,000	CITI	10,481
03/18/26	Philippine Pesos	208,426,803	U.S. Dollars	3,513,672	CITI	6,943
03/18/26	Brazilian Reals	6,573,000	U.S. Dollars	1,171,778	CITI	6,118
03/18/26	Singapore Dollars	1,975,000	U.S. Dollars	1,538,963	CITI	5,291
03/18/26	Colombian Pesos	13,109,389,314	U.S. Dollars	3,377,347	CITI	4,836
03/18/26	U.S. Dollars	847,763	Philippine Pesos	50,000,000	CITI	3,195
03/18/26	Peruvian Nuevo Soles	1,680,847	U.S. Dollars	495,682	CITI	2,929
03/18/26	U.S. Dollars	3,095,485	Indian Rupees	280,000,000	CITI	2,186
03/18/26	U.S. Dollars	607,820	Mexican Pesos	11,000,000	CITI	1,598
03/25/26	Indonesian Rupiahs	9,576,325,404	U.S. Dollars	570,808	CITI	1,358
03/18/26	U.S. Dollars	3,618,242	Hong Kong Dollars	28,086,000	CITI	646
03/18/26	Saudi Riyals	4,312,137	U.S. Dollars	1,146,240	CITI	327
03/18/26	U.S. Dollars	663,320	Saudi Riyals	2,494,000	CITI	183
03/18/26	U.S. Dollars	635,926	Taiwan Dollars	20,000,000	CITI	174
03/18/26	U.S. Dollars	480,473	South African Rand	8,000,000	CITI	27
Subtotal Appreciation						$2,125,902
03/18/26	Saudi Riyals	790,000	U.S. Dollars	210,070	CITI	$(15)
03/18/26	Peruvian Nuevo Soles	76,774	U.S. Dollars	22,798	CITI	(23)
03/18/26	U.S. Dollars	35,859	Peruvian Nuevo Soles	121,000	CITI	(35)
03/18/26	Euro	52,000	U.S. Dollars	61,446	CITI	(114)
03/18/26	Hungarian Forint	66,345,425	U.S. Dollars	201,940	CITI	(118)
03/18/26	U.S. Dollars	69,442	Euro	59,000	CITI	(147)
03/18/26	U.S. Dollars	25,651	Colombian Pesos	100,000,000	CITI	(149)
03/18/26	U.S. Dollars	13,624	Brazilian Reals	77,000	CITI	(174)
03/18/26	U.S. Dollars	662,508	Indian Rupees	60,000,000	CITI	(341)
03/25/26	Indonesian Rupiahs	5,576,325,405	U.S. Dollars	333,646	CITI	(472)
03/18/26	U.S. Dollars	1,223,486	Saudi Riyals	4,603,500	CITI	(552)
03/18/26	Israeli Shekels	1,676,000	U.S. Dollars	527,037	CITI	(590)
03/18/26	Polish Zloty	35,320,000	U.S. Dollars	9,839,390	CITI	(5,075)
03/18/26	Hong Kong Dollars	92,180,116	U.S. Dollars	11,878,690	CITI	(5,500)
03/18/26	U.S. Dollars	654,722	South African Rand	11,000,000	CITI	(5,892)
03/18/26	Mexican Pesos	217,000,000	U.S. Dollars	11,975,487	CITI	(16,375)
03/18/26	U.S. Dollars	2,622,065	Hungarian Forint	870,000,000	CITI	(24,465)
03/18/26	Philippine Pesos	497,280,406	U.S. Dollars	8,434,912	CITI	(35,162)
03/18/26	U.S. Dollars	3,510,730	Chilean Pesos	3,200,000,000	CITI	(46,780)
03/18/26	U.S. Dollars	3,663,493	South Korean Won	5,400,000,000	CITI	(86,581)
03/18/26	Indian Rupees	1,004,334,098	U.S. Dollars	11,183,401	CITI	(88,022)
03/18/26	Colombian Pesos	39,690,610,686	U.S. Dollars	10,336,799	CITI	(96,741)
03/18/26	U.S. Dollars	16,483,703	Czech Republic Koruna	342,900,000	CITI	(216,268)
03/18/26	U.S. Dollars	10,606,609	Israeli Shekels	34,465,000	CITI	(219,153)
03/18/26	U.S. Dollars	10,345,452	Thai Baht	331,246,608	CITI	(229,171)
03/18/26	U.S. Dollars	26,117,511	Chinese Offshore Yuan	183,257,036	CITI	(274,150)
03/18/26	Taiwan Dollars	1,253,441,647	U.S. Dollars	40,262,501	CITI	(418,631)
03/18/26	U.S. Dollars	49,663,527	Singapore Dollars	64,089,000	CITI	(447,709)
03/18/26	U.S. Dollars	24,119,081	Mexican Pesos	447,009,891	CITI	(516,132)
03/18/26	U.S. Dollars	45,793,248	Polish Zloty	167,044,000	CITI	(717,606)
Subtotal Depreciation						$(3,452,143)
Total Forward Foreign Currency Contracts outstanding at December 31, 2025						$(1,326,241)

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Swap Agreements outstanding at December 31, 2025:

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	1/21/2026	CITI	TWD	197,295,200	$248,691	$—	$248,691
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	3/12/2026	CITI	KRW	15,808,000,000	439,315	—	439,315
Financing Index: Central Bank of Mexico Overnight TIIE Funding Rate + 0.25%	MSCI Mexico Net MXN Index (Monthly)	3/18/2026	CITI	MXN	4,122,123	588	—	588
Financing Index: Overnight Bank Funding Rate + 0.14%	MSCI Daily TR Net Emerging Markets Index (Monthly)	3/18/2026	CITI	USD	2,020,990	26,271	—	26,271
Financing Index: Overnight Brazil CETIP - 0.7%	MSCI Brazil Net Return BRL Index (Monthly)	3/18/2026	CITI	BRL	2,317,017	3,221	—	3,221
Financing Index: Shekel Overnight Interest Rate + 0.65%	Tel Aviv 35 Index (Monthly)	3/18/2026	GSC	ILS	11,980,484	19,636	—	19,636
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.49%	3/18/2026	CITI	USD	7,640,574	19,311	—	19,311
MSCI Saudi Arabia Index Futures (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.4%	3/18/2026	GSC	USD	996,463	14,756	—	14,756
Subtotal Appreciation						$771,789	$ —	$771,789
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	1/29/2026	CITI	HKD	16,025,400	$(11,986)	$—	$(11,986)
Decrease in total return of WIG20 Index (At Termination)	Increase in total return of WIG20 Index (At Termination)	2/18/2026	GSC	BRL	47,539,700	(116,065)	—	(116,065)
Financing Index: 1-Month HIBOR + 0.6%	MSCI China Net Return HKD Index (Monthly)	3/18/2026	CITI	HKD	41,723,571	(39,789)	—	(39,789)
Financing Index: Central Bank of Mexico Overnight TIIE Funding Rate + 0.25%	MSCI Mexico Net MXN Index (Monthly)	3/18/2026	CITI	MXN	1,889,939	(300)	—	(300)
Financing Index: Shekel Overnight Interest Rate + 0.65%	Tel Aviv 35 Index (Monthly)	3/18/2026	GSC	ILS	3,410,025	(12,944)	—	(12,944)
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 1%	3/18/2026	CITI	PLN	9,713,333	(136,661)	—	(136,661)
MSCI Saudi Arabia Index Futures (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.4%	3/18/2026	GSC	USD	611,389	(3,819)	—	(3,819)
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate + 0.5%	3/18/2026	CITI	SGD	2,488,954	(48,606)	—	(48,606)
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 1.5%	3/18/2026	CITI	ZAR	376,017	(347,912)	—	(347,912)
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	3/20/2026	CITI	PLN	1,995,780	(13,736)	—	(13,736)
Subtotal Depreciation						$(731,818)	$ —	$(731,818)
Net Total Return Swaps outstanding at December 31, 2025						$39,971	$ —	$39,971

See Notes to Financial Statements.

Total Return Basket Swap Agreements outstanding at December 31, 2025:

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long equity positions and pays or receives the OBFR01 plus or minus a specified spread (-3.50% to 0.50%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	2 months maturity 01/16/2026	CITI	$29,081,835	$1,378,492	$—	$1,378,492

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
SK Hynix, Inc.	5,632	$2,550,610	$366,283	26.57%
Petrochina Co., Ltd. Class A	500,300	745,824	69,625	5.05
Shandong Nanshan Aluminum Class A	937,000	721,874	91,974	6.67
Bank Of Shanghai Co., Ltd. Class A	491,400	711,057	32,946	2.39
Contemporary Amperex Technology Co., Ltd. Class A	12,960	681,470	(38,676)	(2.81)
Cambricon Technologies Class A	3,358	651,821	11,745	0.85
Ping An Insurance Group Co. Class A	62,400	611,994	46,400	3.37
Hengtong Optic-Electric Co. Class A	167,800	594,843	96,986	7.04
China State Construction Class A	785,300	577,142	1,242	0.09
Cosco Shipping Holdings Co. Class A	263,700	573,368	13,128	0.95
Picc Holding Co. Class A	423,600	543,255	25,493	1.85
Shaanxi Coal Industry Co., Ltd. Class A	164,900	503,838	(7,637)	(0.55)
Sungrow Power Supply Co., Ltd. Class A	20,100	492,545	(6,265)	(0.45)
Industrial Bank Co., Ltd. Class A	160,500	484,352	14,299	1.04
Huaxia Bank Co., Ltd. Class A	487,307	479,643	11,062	0.80
Ping An Bank Co., Ltd. Class A	293,200	479,328	7,361	0.53
Aluminum Corporation Of China, Ltd. Class A	272,600	476,240	60,813	4.41
China National Chemical Class A	428,800	462,527	7,027	0.51
Foxconn Industrial Internet Class A	49,900	442,654	5,647	0.41
China Minsheng Banking Class A	798,200	437,985	(3,513)	(0.25)
Cmoc Group, Ltd. Class A	148,000	424,163	55,158	4.00
Huaneng Power International, Inc. Class A	381,600	407,953	(16,865)	(1.22)
Yealink Network Technology Class A	77,300	394,877	756	0.05
Yunnan Aluminium Co., Ltd. Class A	80,700	379,318	65,490	4.75
Tianshan Aluminum Group Co. Class A	162,800	376,999	63,449	4.60
Korea Electric Power Corporation	11,430	375,129	(11,394)	(0.83)
NARI Technology Co., Ltd. Class A	113,200	364,669	(8,117)	(0.59)
New China Life Insurance Co. Class A	36,200	361,607	9,349	0.68
Muyuan Foods Co., Ltd. Class A	48,500	351,553	16,020	1.16
Wuxi Apptec Co., Ltd. Class A	26,900	348,956	(9,853)	(0.71)
Zhongji Innolight Co., Ltd. Class A	4,000	347,955	17,788	1.29
Yunnan Yuntianhua Co. Class A	72,100	345,065	41,162	2.99
China Railway Group, Ltd. Class A	444,400	344,503	6,934	0.50
Bank Of Hangzhou Co., Ltd. Class A	154,200	337,563	6,899	0.50
Zhejiang Nhu Co., Ltd. Class A	90,300	325,816	15,508	1.12
Eoptolink Technology, Inc., Ltd. Class A	5,260	322,666	3,380	0.25
Henan Shenhuo Coal & Power Class A	80,400	316,095	20,652	1.50
Bank Of Jiangsu Co., Ltd. Class A	210,200	313,194	3,453	0.25
Shenergy Company Limited Class A	280,800	312,939	(12,026)	(0.87)
Yutong Bus Co., Ltd. Class A	66,300	310,605	(5,334)	(0.39)
Bank of Beijing Co., Ltd. Class A	394,900	310,038	882	0.06
Weichai Power Co., Ltd. Class A	122,100	300,840	(10,515)	(0.76)

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
China Merchants Energy Class A	230,600	$297,396	$15,241	1.11%
Avary Holding Shenzhen Co. Class A	41,000	295,765	6,304	0.46
Satellite Chemical Co., Ltd. Class A	116,700	295,699	23,768	1.72
37 Interactive Entertainment Class A	83,200	281,423	35,161	2.55
Shanghai Pudong Devel Bank Class A	150,000	267,422	20,434	1.48
Luxshare Precision Industry Class A	31,000	252,433	(11,878)	(0.86)
Bank of Nanjing Co, Ltd. Class A	154,100	252,346	4,072	0.30
Goldwind Science & Technology Class A	82,000	239,824	42,353	3.07
Other	3,041,494	6,004,654	184,321	13.37
		$29,081,835	$1,378,492	100.00%

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$14,796,755	$14,256,982	$539,773	$—
Other^^	822,152	822,152	—	—
Total Common Stocks	15,618,907	15,079,134	539,773	—
Foreign Common Stocks:
Brazil	35,873,500	5,004,369	30,869,131	—
Canada	4,716,521	4,716,521	—	—
China	121,374,004	30,508,080	90,865,924	—
Greece	1,608,765	1,071,360	537,405	—
Hong Kong	93,161,962	352,248	92,809,714	—
India	135,415,077	20,735,275	114,679,802	—
Indonesia	17,251,302	143,996	17,107,306	—
Kazakhstan	3,556,183	3,144,420	411,763	—
Mexico	25,008,945	25,008,945	—	—
Peru	8,708,441	8,708,441	—	—
Qatar	1,328,748	1,131,362	197,386	—
Saudi Arabia	15,717,275	5,088,910	10,628,365	—
Singapore	2,700,258	1,604,711	1,095,547	—
Slovenia	599,164	599,164	—	—
South Africa	22,877,131	13,893,233	8,983,898	—
South Korea	101,963,558	7,784,803	94,178,755	—
Taiwan	165,717,773	2,175,955	163,541,818	—
Thailand	6,681,217	124,320	6,556,897	—
United Arab Emirates	10,780,673	1,665,764	9,114,909	—
Other^^	51,979,742	—	51,979,742	— **
Total Foreign Common Stocks	827,020,239	133,461,877	693,558,362	—
Foreign Preferred Stocks:
Brazil	4,060,559	288,173	3,772,386	—
India	6,530	—	—	6,530
South Korea	14,971,543	—	14,971,543	—
Total Foreign Preferred Stocks	19,038,632	288,173	18,743,929	6,530
Money Market Funds	52,695,819	52,695,819	—	—
Total Assets - Investments in Securities	$914,373,597	$201,525,003	$712,842,064	$6,530
Other Financial Instruments***
Forward Foreign Currency Contracts	$2,125,902	$—	$2,125,902	$—
Futures Contracts	710,380	710,380	—	—
Swap Agreements	2,150,281	—	2,150,281	—
Total Assets - Other Financial Instruments	$4,986,563	$710,380	$4,276,183	$ —

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(3,452,143)	$—	$(3,452,143)	$—
Futures Contracts	(98,252)	(98,252)	—	—
Swap Agreements	(731,818)	—	(731,818)	—
Total Liabilities - Other Financial Instruments	$(4,282,213)	$(98,252)	$(4,183,961)	$ —

^^	Classifications as defined in the Schedule of Investments.
**	Level 3 security has zero value.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

There were no transfers to or from Level 3 during the year ended December 31, 2025.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2025.

See Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Defensive Market Strategies® Fund	Equity Index Fund	Value Equity Index Fund	Value Equity Fund
Assets
Investments in securities of unaffiliated issuers, at value*	$1,103,794,097	$5,889,328,989	$258,470,920	$1,064,196,095
Investments in securities of affiliated issuers, at value	116,348,203	100,639,427	5,274,618	36,890,788
Total investments, at value(1), (2)	1,220,142,300	5,989,968,416	263,745,538	1,101,086,883
Cash	—	298	18	—
Cash collateral for derivatives	—	—	—	—
Deposits with broker for futures contracts	—	7,077,772	375,150	970,000
Foreign currency(3)	126,561	—	—	—
Receivables:
Dividends	481,275	2,713,108	217,265	1,216,923
Reclaims	232,120	—	—	54,256
Interest	4,120,609	—	—	—
Securities lending	40,600	49,695	684	9,186
From adviser	—	—	3,848	—
Investment securities sold	272,706	—	—	1,620,027
Fund shares sold	66,901	3,068,543	238,799	74,009
Variation margin on centrally cleared swaps	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on foreign currency exchange contracts	—	—	—	8,920
Unrealized appreciation on swap agreements	—	—	—	—
Prepaid expenses and other assets	28,939	63,153	3,672	33,665
Total Assets	1,225,512,011	6,002,940,985	264,584,974	1,105,073,869
Liabilities
Cash Overdraft	1,749,144	—	—	234
Options written, at value(4)	3,083,262	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	95,416
Unrealized depreciation on swap agreements	—	—	—	—
Collateral held for securities on loan, at value	3,955,403	20,348,315	1,311,354	9,967,041
Collateral from counterparty	—	—	—	—
Payables:
Investment securities purchased	542,782	—	—	1,372,775
Fund shares redeemed	95,032	1,183,863	4,444	192,122
Variation margin on centrally cleared swaps	—	—	—	—
Variation margin on futures contracts	304,944	708,975	37,260	100,913
Foreign capital gains taxes	—	—	—	—
Accrued expenses:
Investment advisory fees	617,891	435,342	21,583	536,574
Shareholder servicing fees	59,512	358,209	6,979	74,925
Director fees	—	229	37	—
Other expenses	115,434	466,980	94,827	93,369
Total Liabilities	10,523,404	23,501,913	1,476,484	12,433,369
Commitments and contingencies	—	—	— (5)	—
Net Assets	$1,214,988,607	$5,979,439,072	$263,108,490	$1,092,640,500
Net Assets Consist of:
Paid-in-capital	$1,181,061,613	$2,893,668,222	$217,734,773	$935,332,629
Distributable earnings (loss)	33,926,994	3,085,770,850	45,373,717	157,307,871
Net Assets	$1,214,988,607	$5,979,439,072	$263,108,490	$1,092,640,500
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$933,838,396	$4,287,245,685	$229,609,395	$737,585,903
Institutional shares outstanding	79,635,986	63,611,989	17,968,523	39,920,223
Net asset value, offering and redemption price per Institutional share	$11.73	$67.40	$12.78	$18.48
Net assets applicable to the Investor Class	$281,150,211	$1,692,193,387	$33,499,095	$355,054,597
Investor shares outstanding	24,024,916	25,119,034	2,620,344	19,257,544
Net asset value, offering and redemption price per Investor share	$11.70	$67.37	$12.78	$18.44

(1)Investments in securities of unaffiliated issuers, at cost*	$1,050,919,547	$2,808,085,218	$213,573,730	$925,635,855
Investments in securities of affiliated issuers, at cost	116,348,203	100,639,427	5,274,618	36,890,788
Total investments, at cost	$1,167,267,750	$2,908,724,645	$218,848,348	$962,526,643
(2)Includes securities loaned of:	$4,431,360	$82,947,096	$3,833,816	$48,235,740
(3)Foreign currency, at cost	$115,067	$—	$—	$—
(4)Premiums received on options written	$5,497,665	$—	$—	$—
(5)See Note 3c in Notes to Financial Statements.
(6)Net of $0 and $(4,377,152) accrued foreign capital gains taxed on appreciated securities for International Equity Fund and Emerging Markets Equity Fund, respectively.
* Includes Purchased Options

See Notes to Financial Statements.

Growth Equity Index Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund	Emerging Markets Equity Fund

$403,442,274	$1,875,497,327	$817,525,321	$1,594,911,083	$1,417,412,183	$888,012,620
9,054,604	44,975,018	51,746,576	77,718,623	60,346,278	26,360,977
412,496,878	1,920,472,345	869,271,897	1,672,629,706	1,477,758,461	914,373,597
21	—	—	—	534,155	61,983
—	—	—	—	15,539,188	15,899,073
592,590	442,000	3,153,000	2,965,341	4,970,925	3,806,275
—	—	—	5,945,341	11,692,940	4,885,933

85,601	411,205	763,685	1,182,181	1,238,298	1,173,230
—	—	—	4,249,431	6,212,276	12,864
—	—	—	—	—	26,773
440	2,742	18,378	16,965	10,991	21,355
—	—	—	3,349	—	—
—	981,817	1,278,664	—	1,971,851	3,175,409
285,001	834,021	503,930	867,252	325,885	652,851
—	—	—	—	57,913	3,965,281
—	—	—	—	—	217,719
—	—	141	—	2,001,817	2,125,902
—	—	—	—	2,113,927	2,150,281
4,654	45,071	34,499	4,615	27,454	151,351
413,465,185	1,923,189,201	875,024,194	1,687,864,181	1,524,456,081	952,699,877

—	—	—	115,330	—	—
—	—	—	—	—	—
—	—	6,484	—	2,233,870	3,452,143
—	—	—	—	813,833	731,818
605,676	10,829,043	29,909,723	42,797,874	27,565,463	6,175,193
—	—	—	—	2,092,033	385,261

—	19,506	276,740	—	1,050,951	4,164,164
274,475	827,333	109,771	24,804	418,494	286,041
—	—	—	—	545,078	—
68,770	47,092	286,634	501,390	189,829	—
—	—	—	—	—	3,966,709

33,183	979,811	610,528	149,028	957,976	652,239
31,440	179,657	62,733	17,588	106,945	36,568
148	—	7	73	46	70
120,992	129,428	115,861	268,156	344,144	346,363
1,134,684	13,011,870	31,378,481	43,874,243	36,318,662	20,196,569
— (5)	—	—	— (5)	—	— (5)
$412,330,501	$1,910,177,331	$843,645,713	$1,643,989,938	$1,488,137,419	$932,503,308

$266,049,878	$1,328,758,626	$768,512,481	$1,244,644,377	$1,230,404,932	$737,988,009
146,280,623	581,418,705	75,133,232	399,345,561	257,732,487 (6)	194,515,299 (6)
$412,330,501	$1,910,177,331	$843,645,713	$1,643,989,938	$1,488,137,419	$932,503,308

$263,001,221	$1,065,120,693	$549,329,559	$1,557,267,690	$980,370,433	$752,142,797
14,054,409	39,203,846	32,239,682	109,350,557	61,785,002	61,099,388
$18.71	$27.17	$17.04	$14.24	$15.87	$12.31
$149,329,280	$845,056,638	$294,316,154	$86,722,248	$507,766,986	$180,360,511
7,984,169	32,301,478	17,520,050	6,088,534	32,084,487	14,727,386
$18.70	$26.16	$16.80	$14.24	$15.83	$12.25

$262,693,144	$1,281,682,181	$733,644,213	$1,156,001,203	$1,166,494,651	$678,132,288
9,054,604	44,975,018	51,746,576	77,718,623	60,346,278	26,360,977
$271,747,748	$1,326,657,199	$785,390,789	$1,233,719,826	$1,226,840,929	$704,493,265
$3,431,385	$30,558,371	$131,876,507	$54,216,620	$36,735,671	$17,856,487
$—	$—	$—	$5,903,884	$10,969,297	$7,251,852
$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Defensive Market Strategies® Fund	Equity Index Fund	Value Equity Index Fund	Value Equity Fund
Investment Income
Dividends	$3,999,790	$63,962,630	$4,190,775	$21,593,814
Income distributions received from affiliated funds	3,998,016	5,066,331	184,518	1,632,992
Interest	25,498,282	335,838	12,744	44,022
Securities lending, net	328,078	379,728	11,631	110,740
Less foreign taxes withheld	(22,716)	(363,622)	(1,747)	(153,768)
Total Investment Income	33,801,450	69,380,905	4,397,921	23,227,800
Expenses
Investment advisory fees	7,761,474	4,565,003	208,673	5,972,968
Transfer agent fees:
Institutional shares	10,903	11,922	9,148	9,735
Investor shares	41,840	101,087	31,158	37,076
Custodian fees	63,247	69,442	19,140	41,327
Shareholder servicing fees:
Investor shares	709,035	3,754,090	70,282	862,667
Accounting and administration fees	242,973	731,602	70,565	188,310
Professional fees	148,006	116,011	116,911	117,452
Blue sky fees:
Institutional shares	18,207	36,978	19,795	19,491
Investor shares	17,790	52,705	16,037	21,749
Shareholder reporting fees:
Institutional shares	4,735	16,040	—	7,832
Investor shares	23,325	43,958	4,963	23,186
Directors expenses	30,195	108,432	4,382	23,661
Line of credit facility fees	4,948	12,055	611	3,312
Index license fees	17,417	701,917	39,380	14,199
Interest expense	—	—	—	—
Other expenses	122,191	218,037	17,942	82,956
Recoupment of prior expenses reduced by the Adviser	—	—	27,525	—
Total Expenses	9,216,286	10,539,279	656,512	7,425,921
Expenses waived/reimbursed(1)	—	—	(46,764)	—
Fees paid indirectly	—	—	—	(5,867)
Net Expenses	9,216,286	10,539,279	609,748	7,420,054
Net Investment Income	24,585,164	58,841,626	3,788,173	15,807,746
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Capital gain distributions received from affiliated funds	4,847	3,499	218	1,594
Investment securities (net of capital gains taxes of $(383,047) and $(2,736,665) for International Equity Fund and Emerging Markets Equity Fund, respectively)	23,808,167	12,185,934	6,951,729	135,158,435
Futures transactions	4,799,768	11,939,929	733,533	1,113,846
Swap agreements	—	—	—	—
Option contracts written	24,218,348	—	—	—
Option contracts purchased	32,220,451	—	—	—
Forward foreign currency contracts	—	—	—	(1,939,038)
Foreign currency	4,322	—	—	329,491
Net realized gain	85,055,903	24,129,362	7,685,480	134,664,328
Net change in unrealized appreciation (depreciation) on:
Investment securities (net of estimated capital gains taxes of $237,994 and $495,924 for International Equity Fund and Emerging Markets Equity Fund, respectively)	20,592,071	779,618,868	18,411,709	(8,706,169)
Futures	1,398,885	2,065,789	65,836	801,395
Swap agreements	—	—	—	—
Option contracts written	6,532,721	—	—	—
Option contracts purchased	(8,288,175)	—	—	—
Forward foreign currency contracts	—	—	—	(489,073)
Foreign currency	40,952	—	—	—
Net change in unrealized appreciation (depreciation)	20,276,454	781,684,657	18,477,545	(8,393,847)
Net Realized and Unrealized Gain	105,332,357	805,814,019	26,163,025	126,270,481
Net Increase in Net Assets Resulting from Operations	$129,917,521	$864,655,645	$29,951,198	$142,078,227

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Equity Index Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund	Emerging Markets Equity Fund

$1,845,727	$8,091,857	$10,891,335	$41,368,481	$32,698,607	$21,363,060
272,985	2,263,849	1,687,688	2,631,818	2,614,158	1,025,151
18,382	39,034	67,321	117,286	147,688	—
6,691	109,030	351,772	229,326	134,133	138,567
(1,140)	(38,040)	(22,897)	(4,932,413)	(4,228,864)	(2,471,325)
2,142,645	10,465,730	12,975,219	39,414,498	31,365,722	20,055,453

321,011	10,664,003	7,231,441	1,569,124	10,574,903	7,024,108

9,187	10,163	11,105	9,857	11,312	10,993
33,964	50,557	46,772	32,262	53,926	39,274
25,991	54,585	118,641	282,876	528,519	1,373,405

304,720	2,075,038	713,006	136,727	1,154,455	358,663
85,024	281,359	165,865	229,971	250,625	173,879
116,997	128,089	167,727	134,963	147,921	149,138

18,365	19,330	19,323	21,725	21,878	20,244
17,441	21,297	20,439	18,052	28,149	23,432

—	7,826	11,941	8,129	7,235	9,222
6,254	31,132	35,094	5,283	29,853	18,720
6,765	39,646	20,639	28,432	30,172	18,392
918	5,171	3,327	2,625	4,344	3,185
51,532	18,334	15,063	472,919	5,635	43,837
—	—	—	—	—	34,275
25,460	134,076	88,376	58,002	136,479	156,983
121,127	—	—	—	—	11,441
1,144,756	13,540,606	8,668,759	3,010,947	12,985,406	9,469,191
(3,920)	—	—	(26,947)	—	(347,649)
—	(8,059)	(37,503)	—	—	—
1,140,836	13,532,547	8,631,256	2,984,000	12,985,406	9,121,542
1,001,809	(3,066,817)	4,343,963	36,430,498	18,380,316	10,933,911

299	1,916	2,213	3,143	2,638	1,236
15,671,430	233,098,811	72,795,394	(2,541,030)	130,470,430	71,622,277
1,525,571	(3,293,003)	(2,599,536)	13,650,707	12,982,026	6,696,638
—	—	—	—	10,738,150	11,000,641
—	—	—	—	—	—
—	—	—	—	—	—
—	—	(135,147)	—	(470,224)	(5,433,784)
—	—	25,334	294,289	960,462	(641,480)
17,197,300	229,807,724	70,088,258	11,407,109	154,683,482	83,245,528

39,121,254	(7,178,030)	(19,354,049)	333,118,629	156,610,359	156,071,883
63,732	755,193	(210,647)	2,316,889	1,703,900	1,344,265
—	—	—	—	1,349,701	1,531,682
—	—	—	—	—	—
—	—	—	—	—	—
—	—	(16,106)	—	(665,997)	(1,224,566)
—	—	—	599,477	1,213,598	71,979
39,184,986	(6,422,837)	(19,580,802)	336,034,995	160,211,561	157,795,243
56,382,286	223,384,887	50,507,456	347,442,104	314,895,043	241,040,771
$57,384,095	$220,318,070	$54,851,419	$383,872,602	$333,275,359	$251,974,682

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Defensive Market Strategies® Fund		Equity Index Fund
	For the Year Ended		For the Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24

Operations:
Net investment income	$24,585,164	$33,368,693	$58,841,626	$53,013,221
Net realized gain on investment securities, foreign currency and derivatives	85,055,903	108,163,824	24,129,362	119,287,340
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	20,276,454	19,597,523	781,684,657	765,972,100
Net increase in net assets resulting from operations	129,917,521	161,130,040	864,655,645	938,272,661
Distributions to Shareholders:
Distributions paid
Institutional shares	(94,603,012)	(106,120,883)	(64,831,679)	(127,156,211)
Investor shares	(26,573,674)	(35,077,363)	(22,535,162)	(41,849,197)
Return of capital
Institutional shares	—	—	—	—
Investor shares	—	—	—	—
Total distributions	(121,176,686)	(141,198,246)	(87,366,841)	(169,005,408)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	90,246,207	150,010,532	664,888,788	513,614,129
Investor shares	24,168,566	47,456,393	438,875,198	184,365,755
Reinvestment of dividends and distributions
Institutional shares	94,431,163	105,903,292	64,212,420	125,728,748
Investor shares	26,370,474	34,811,920	22,343,015	41,586,816
Total proceeds from shares sold and reinvested	235,216,410	338,182,137	1,190,319,421	865,295,448
Value of shares redeemed
Institutional shares	(385,088,877)	(153,138,623)	(391,097,153)	(650,123,512)
Investor shares	(156,947,854)	(74,296,871)	(197,148,413)	(143,766,537)
Total value of shares redeemed	(542,036,731)	(227,435,494)	(588,245,566)	(793,890,049)
Net increase (decrease) from capital share transactions(1)	(306,820,321)	110,746,643	602,073,855	71,405,399
Total increase (decrease) in net assets	(298,079,486)	130,678,437	1,379,362,659	840,672,652
Net Assets:
Beginning of Year	1,513,068,093	1,382,389,656	4,600,076,413	3,759,403,761
End of Year	$1,214,988,607	$1,513,068,093	$5,979,439,072	$4,600,076,413

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Value Equity Index Fund		Value Equity Fund
For the Year Ended		For the Year Ended
12/31/25	12/31/24	12/31/25	12/31/24

$3,788,173	$3,588,887	$15,807,746	$16,032,814
7,685,480	7,717,630	134,664,328	124,927,211
18,477,545	13,644,643	(8,393,847)	15,559,834
29,951,198	24,951,160	142,078,227	156,519,859

(9,616,603)	(10,588,231)	(102,651,100)	(70,995,923)
(1,336,513)	(1,101,688)	(49,222,545)	(40,699,486)

—	—	—	—
—	—	—	—
(10,953,116)	(11,689,919)	(151,873,645)	(111,695,409)

57,770,021	31,512,273	90,831,200	147,797,572
21,120,432	14,656,752	38,749,268	57,049,493

9,602,082	10,586,813	102,413,849	70,867,733
1,336,513	1,101,590	49,134,236	40,637,564
89,829,048	57,857,428	281,128,553	316,352,362

(23,336,377)	(48,111,972)	(122,496,361)	(190,357,270)
(10,599,194)	(10,051,401)	(124,430,606)	(84,475,730)
(33,935,571)	(58,163,373)	(246,926,967)	(274,833,000)
55,893,477	(305,945)	34,201,586	41,519,362
74,891,559	12,955,296	24,406,168	86,343,812

188,216,931	175,261,635	1,068,234,332	981,890,520
$263,108,490	$188,216,931	$1,092,640,500	$1,068,234,332

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Index Fund		Growth Equity Fund
	For the Year Ended		For the Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24

Operations:
Net investment income (loss)	$1,001,809	$1,115,307	$(3,066,817)	$(1,628,977)
Net realized gain on investment securities, foreign currency and derivatives	17,197,300	11,655,057	229,807,724	251,314,560
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	39,184,986	57,645,239	(6,422,837)	191,301,088
Net increase in net assets resulting from operations	57,384,095	70,415,603	220,318,070	440,986,671
Distributions to Shareholders:
Distributions paid
Institutional shares	(8,827,252)	(8,489,499)	(129,694,304)	(106,390,869)
Investor shares	(4,734,147)	(4,281,702)	(110,759,999)	(111,868,297)
Return of capital
Institutional shares	—	—	—	—
Investor shares	—	—	—	—
Total distributions	(13,561,399)	(12,771,201)	(240,454,303)	(218,259,166)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	88,414,006	57,195,927	244,877,075	181,151,467
Investor shares	60,530,422	63,093,459	55,941,614	92,882,222
Reinvestment of dividends and distributions
Institutional shares	8,823,488	8,488,359	129,492,525	106,252,373
Investor shares	4,733,857	4,280,828	110,593,784	111,670,326
Total proceeds from shares sold and reinvested	162,501,773	133,058,573	540,904,998	491,956,388
Value of shares redeemed
Institutional shares	(49,408,574)	(84,542,062)	(167,980,562)	(294,840,036)
Investor shares	(39,343,437)	(21,219,903)	(213,165,895)	(158,579,190)
Total value of shares redeemed	(88,752,011)	(105,761,965)	(381,146,457)	(453,419,226)
Net increase from capital share transactions(1)	73,749,762	27,296,608	159,758,541	38,537,162
Total increase (decrease) in net assets	117,572,458	84,941,010	139,622,308	261,264,667
Net Assets:
Beginning of Year	294,758,043	209,817,033	1,770,555,023	1,509,290,356
End of Year	$412,330,501	$294,758,043	$1,910,177,331	$1,770,555,023

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Small Cap Equity Fund		International Equity Index Fund		International Equity Fund
For the Year Ended		For the Year Ended		For the Year Ended
12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24

$4,343,963	$3,810,845	$36,430,498	$30,553,723	$18,380,316	$16,238,592
70,088,258	46,129,628	11,407,109	22,387,738	154,683,482	79,786,234
(19,580,802)	31,908,403	336,034,995	(10,038,575)	160,211,561	(20,362,568)
54,851,419	81,848,876	383,872,602	42,902,886	333,275,359	75,662,258

(56,365,165)	(32,067,622)	(86,904,388)	(35,296,147)	(94,877,866)	(68,179,290)
(29,860,990)	(16,741,083)	(4,524,129)	(611,444)	(48,554,984)	(30,122,740)

—	—	(1,766,348)	—	—	—
—	—	(69,778)	—	—	—
(86,226,155)	(48,808,705)	(93,264,643)	(35,907,591)	(143,432,850)	(98,302,030)

128,699,216	216,453,808	162,782,574	427,150,980	101,302,975	136,096,519
36,356,814	48,873,531	65,802,552	11,454,089	92,217,627	70,483,920

56,188,713	31,973,146	87,984,586	35,254,706	93,891,693	67,491,859
29,714,321	16,692,430	4,587,306	611,323	48,309,175	30,030,614
250,959,064	313,992,915	321,157,018	474,471,098	335,721,470	304,102,912

(177,455,920)	(173,371,915)	(194,551,510)	(157,318,594)	(177,367,162)	(144,496,109)
(53,419,501)	(60,283,483)	(14,932,251)	(4,457,213)	(72,174,997)	(52,557,529)
(230,875,421)	(233,655,398)	(209,483,761)	(161,775,807)	(249,542,159)	(197,053,638)
20,083,643	80,337,517	111,673,257	312,695,291	86,179,311	107,049,274
(11,291,093)	113,377,688	402,281,216	319,690,586	276,021,820	84,409,502

854,936,806	741,559,118	1,241,708,722	922,018,136	1,212,115,599	1,127,706,097
$843,645,713	$854,936,806	$1,643,989,938	$1,241,708,722	$1,488,137,419	$1,212,115,599

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Equity Fund
	For the Year Ended
	12/31/25	12/31/24

Operations:
Net investment income	$10,933,911	$12,283,597
Net realized gain on investment securities, foreign currency and derivatives	83,245,528	26,459,513
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	157,795,243	23,644,398
Net increase in net assets resulting from operations	251,974,682	62,387,508
Distributions to Shareholders:
Distributions paid
Institutional shares	(29,112,245)	(10,492,788)
Investor shares	(6,441,427)	(1,598,562)
Return of capital
Institutional shares	—	—
Investor shares	—	—
Total distributions	(35,553,672)	(12,091,350)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	53,776,727	180,460,751
Investor shares	53,336,511	26,044,652
Reinvestment of dividends and distributions
Institutional shares	29,090,747	10,487,413
Investor shares	6,425,245	1,595,974
Total proceeds from shares sold and reinvested	142,629,230	218,588,790
Value of shares redeemed
Institutional shares	(144,884,351)	(287,672,235)
Investor shares	(31,525,485)	(26,330,314)
Total value of shares redeemed	(176,409,836)	(314,002,549)
Net decrease from capital share transactions(1)	(33,780,606)	(95,413,759)
Total increase (decrease) in net assets	182,640,404	(45,117,601)
Net Assets:
Beginning of Year	749,862,904	794,980,505
End of Year	$932,503,308	$749,862,904

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Defensive Market Strategies® Fund
Institutional Class
2025	$11.73	$0.23	$0.96	$1.19	$(0.27)	$(0.92)	$(1.19)	$11.73	10.46%	$933,839	0.65%	0.65%	1.96%	68%
2024	11.54	0.28	1.08	1.36	(0.38)	(0.79)	(1.17)	11.73	11.71	1,127,769	0.64 (1)	0.64	2.34	86
2023	10.60	0.24	0.96	1.20	(0.26)	—	(0.26)	11.54	11.43	1,010,266	0.65	0.65	2.17	68
2022	14.30	0.08	(1.75)	(1.67)	(0.05)	(1.98)	(2.03)	10.60	(11.19)	907,990	0.66	0.66	0.69	36
2021	14.14	0.07	1.62	1.69	(0.11)	(1.42)	(1.53)	14.30	12.15	1,049,002	0.65	0.65	0.48	79
Investor Class
2025	$11.71	$0.20	$0.96	$1.16	$(0.25)	$(0.92)	$(1.17)	$11.70	10.12%	$281,150	0.93%	0.93%	1.68%	68%
2024	11.53	0.25	1.07	1.32	(0.35)	(0.79)	(1.14)	11.71	11.34	385,299	0.91 (1)	0.91	2.07	86
2023	10.59	0.21	0.96	1.17	(0.23)	—	(0.23)	11.53	11.15	372,124	0.92	0.92	1.89	68
2022	14.30	0.05	(1.75)	(1.70)	(0.03)	(1.98)	(2.01)	10.59	(11.40)	356,132	0.93	0.93	0.40	36
2021	14.15	0.03	1.61	1.64	(0.07)	(1.42)	(1.49)	14.30	11.79	454,854	0.92	0.92	0.21	79

Equity Index Fund
Institutional Class
2025	$58.51	$0.73	$9.20	$9.93	$(0.69)	$(0.35)	$(1.04)	$67.40	17.06%	$4,287,246	0.12%	0.12%	1.18%	2%
2024	48.63	0.72	11.40	12.12	(0.71)	(1.53)	(2.24)	58.51	24.87	3,389,415	0.12	0.12	1.30	4
2023	40.02	0.69	9.84	10.53	(0.66)	(1.26)	(1.92)	48.63	26.51	2,820,628	0.12	0.12	1.54	5
2022	50.59	0.62	(10.10)	(9.48)	(0.61)	(0.48)	(1.09)	40.02	(18.70)	2,226,390	0.12	0.12	1.45	4
2021	40.83	0.56	10.86	11.42	(0.54)	(1.12)	(1.66)	50.59	28.28	2,403,001	0.12	0.12	1.21	4
Investor Class
2025	$58.51	$0.57	$9.20	$9.77	$(0.56)	$(0.35)	$(0.91)	$67.37	16.78%	$1,692,193	0.39%	0.39%	0.92%	2%
2024	48.65	0.57	11.39	11.96	(0.57)	(1.53)	(2.10)	58.51	24.53	1,210,661	0.39	0.39	1.03	4
2023	40.05	0.57	9.83	10.40	(0.54)	(1.26)	(1.80)	48.65	26.16	938,776	0.39	0.39	1.28	5
2022	50.61	0.51	(10.10)	(9.59)	(0.49)	(0.48)	(0.97)	40.05	(18.91)	761,420	0.39	0.39	1.17	4
2021	40.85	0.44	10.86	11.30	(0.42)	(1.12)	(1.54)	50.61	27.95	933,551	0.39	0.39	0.95	4

#	Calculated using the average shares outstanding method.
(1)	The ratio for the Defensive Market Strategies® Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the year 2024.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Value Equity Index Fund
Institutional Class
2025	$11.67	$0.22	$1.46	$1.68	$(0.20)	$(0.37)	$(0.57)	$12.78	14.47%	$229,609	0.25%	0.25%	1.79%	20%
2024	10.86	0.23	1.34	1.57	(0.22)	(0.54)	(0.76)	11.67	14.31	168,858	0.23	0.25	1.95	31
2023	10.11	0.23	0.97	1.20	(0.22)	(0.23)	(0.45)	10.86	12.04	162,254	0.20	0.25	2.17	21
2022(1)	10.00	0.07	0.11	0.18	(0.07)	—	(0.07)	10.11	1.84	140,881	0.20	0.44	2.18	3
Investor Class
2025	$11.68	$0.19	$1.46	$1.65	$(0.18)	$(0.37)	$(0.55)	$12.78	14.15%	$33,499	0.50%	0.66%	1.54%	20%
2024	10.87	0.20	1.34	1.54	(0.19)	(0.54)	(0.73)	11.68	14.04	19,359	0.49	0.76	1.69	31
2023	10.13	0.20	0.96	1.16	(0.19)	(0.23)	(0.42)	10.87	11.68	13,008	0.47	0.80	1.91	21
2022(1)	10.00	0.07	0.11	0.18	(0.05)	—	(0.05)	10.13	1.77	9,072	0.47	2.00	1.95	3

Value Equity Fund
Institutional Class
2025	$18.77	$0.31	$2.26	$2.57	$(0.27)	$(2.59)	$(2.86)	$18.48	14.23%	$737,586	0.63%(2)	0.63%	1.63%	67%
2024	17.97	0.32	2.64	2.96	(0.29)	(1.87)	(2.16)	18.77	16.12	674,215	0.64 (2)	0.64	1.62	62
2023	17.02	0.32	1.50	1.82	(0.27)	(0.60)	(0.87)	17.97	10.89	616,544	0.66 (2)	0.66	1.81	38
2022	21.37	0.32	(1.64)	(1.32)	(0.48)	(2.55)	(3.03)	17.02	(5.96)	558,078	0.64 (2)	0.64	1.60	34
2021	19.35	0.30	4.38	4.68	(0.40)	(2.26)	(2.66)	21.37	24.61	971,586	0.64 (2)	0.64	1.35	38
Investor Class
2025	$18.75	$0.26	$2.25	$2.51	$(0.23)	$(2.59)	$(2.82)	$18.44	13.89%	$355,055	0.90%(2)	0.90%	1.36%	67%
2024	17.95	0.26	2.65	2.91	(0.24)	(1.87)	(2.11)	18.75	15.86	394,019	0.91 (2)	0.91	1.35	62
2023	17.01	0.27	1.50	1.77	(0.23)	(0.60)	(0.83)	17.95	10.55	365,347	0.92 (2)	0.92	1.54	38
2022	21.35	0.27	(1.63)	(1.36)	(0.43)	(2.55)	(2.98)	17.01	(6.16)	398,976	0.91 (2)	0.91	1.36	34
2021	19.34	0.24	4.37	4.61	(0.34)	(2.26)	(2.60)	21.35	24.27	437,067	0.90 (2)	0.90	1.09	38

Growth Equity Index Fund
Institutional Class
2025	$16.38	$0.07	$2.92	$2.99	$(0.06)	$(0.60)	$(0.66)	$18.71	18.31%	$263,002	0.25%	0.25%	0.39%	20%
2024	12.88	0.08	4.18	4.26	(0.07)	(0.69)	(0.76)	16.38	33.02	186,886	0.23	0.24	0.52	30
2023	9.20	0.09	3.77	3.86	(0.09)	(0.09)	(0.18)	12.88	42.00	162,618	0.20	0.25	0.83	21
2022(1)	10.00	0.03	(0.80)	(0.77)	(0.03)	(— )†	(0.03)	9.20	(7.68)	132,092	0.20	0.45	0.97	2
Investor Class
2025	$16.38	$0.02	$2.92	$2.94	$(0.02)	$(0.60)	$(0.62)	$18.70	18.03%	$149,329	0.50%	0.50%	0.14%	20%
2024	12.89	0.04	4.18	4.22	(0.04)	(0.69)	(0.73)	16.38	32.66	107,872	0.49	0.53	0.26	30
2023	9.22	0.06	3.77	3.83	(0.07)	(0.09)	(0.16)	12.89	41.60	47,199	0.47	0.61	0.54	21
2022(1)	10.00	0.02	(0.80)	(0.78)	(— )†	(— )†	—	9.22	(7.76)	7,159	0.47	2.23	0.74	2

Growth Equity Fund
Institutional Class
2025	$27.38	$(0.02)	$3.58	$3.56	$—	$(3.77)	$(3.77)	$27.17	13.17%	$1,065,121	0.65%(3)	0.65%	(0.05)%	45%
2024	23.76	0.01	7.32	7.33	—	(3.71)	(3.71)	27.38	30.39	870,070	0.65 (3)	0.65	0.03	31
2023	17.56	0.02	7.35	7.37	(0.01)	(1.16)	(1.17)	23.76	42.22	759,563	0.66 (3)	0.66	0.11	41
2022	29.92	0.01	(10.32)	(10.31)	—	(2.05)	(2.05)	17.56	(34.50)	611,961	0.66 (3)	0.66	0.05	66
2021	30.63	(0.06)	5.44	5.38	—	(6.09)	(6.09)	29.92	17.68	1,108,031	0.68 (3)	0.68	(0.17)	25
Investor Class
2025	$26.56	$(0.08)	$3.45	$3.37	$—	$(3.77)	$(3.77)	$26.16	12.85%	$845,056	0.90%(3)	0.90%	(0.31)%	45%
2024	23.19	(0.06)	7.14	7.08	—	(3.71)	(3.71)	26.56	30.05	900,485	0.91 (3)	0.91	(0.23)	31
2023	17.20	(0.03)	7.18	7.15	—	(1.16)	(1.16)	23.19	41.81	749,727	0.92 (3)	0.92	(0.16)	41
2022	29.44	(0.04)	(10.15)	(10.19)	—	(2.05)	(2.05)	17.20	(34.66)	563,162	0.92 (3)	0.92	(0.21)	66
2021	30.29	(0.14)	5.38	5.24	—	(6.09)	(6.09)	29.44	17.41	979,600	0.94 (3)	0.94	(0.43)	25

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)
For the period August 31, 2022 (commencement of operations) through December 31, 2022. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

(2)	The ratio for the Value Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2021, 2022, 2023, 2024 and 2025.
(3)	The ratio for the Growth Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2021, 2022, 2023, 2024 and 2025.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Small Cap Equity Fund
Institutional Class
2025	$17.87	$0.11	$0.99	$1.10	$(0.09)	$(1.84)	$—	$(1.93)	$17.04	6.06%	$549,330	0.93%(1)	0.93%	0.61%	88%
2024	17.09	0.11	1.76	1.87	(0.08)	(1.01)	—	(1.09)	17.87	10.58	559,093	0.93 (1)	0.94	0.59	66
2023	15.29	0.11	2.14	2.25	(0.12)	(0.33)	—	(0.45)	17.09	14.90	461,184	0.92 (1)	0.93	0.66	54
2022	19.54	0.07	(3.54)	(3.47)	(0.06)	(0.72)	—	(0.78)	15.29	(17.80)	424,994	0.92 (1)	0.93	0.39	54
2021	18.67	0.02	4.03	4.05	(0.02)	(3.16)	—	(3.18)	19.54	22.09	519,549	0.90 (1)	0.91	0.08	54
Investor Class
2025	$17.66	$0.06	$0.97	$1.03	$(0.05)	$(1.84)	$—	$(1.89)	$16.80	5.75%	$294,316	1.20%(1)	1.21%	0.32%	88%
2024	16.90	0.05	1.76	1.81	(0.04)	(1.01)	—	(1.05)	17.66	10.32	295,844	1.21 (1)	1.22	0.31	66
2023	15.13	0.06	2.12	2.18	(0.08)	(0.33)	—	(0.41)	16.90	14.57	280,375	1.20 (1)	1.21	0.38	54
2022	19.35	0.03	(3.51)	(3.48)	(0.02)	(0.72)	—	(0.74)	15.13	(18.05)	260,960	1.19 (1)	1.20	0.12	54
2021	18.54	(0.04)	4.01	3.97	—	(3.16)	—	(3.16)	19.35	21.79	350,691	1.16 (1)	1.17	(0.18)	54

International Equity Index Fund
Institutional Class
2025	$11.49	$0.34	$3.26	$3.60	$(0.62)	$(0.22)	$(0.01)	$(0.85)	$14.24	31.42%	$1,557,268	0.20%	0.20%	2.54%	5%
2024	11.30	0.33	0.21	0.54	(0.35)	—	—	(0.35)	11.49	4.66	1,218,367	0.20	0.20	2.76	12
2023	9.87	0.32	1.46	1.78	(0.35)	—	—	(0.35)	11.30	18.08	906,219	0.20	0.20	2.92	9
2022	12.06	0.32	(2.21)	(1.89)	(0.26)	(0.04)	—	(0.30)	9.87	(15.69)	787,046	0.21	0.21	3.05	14
2021	11.53	0.31	0.88	1.19	(0.35)	(0.31)	—	(0.66)	12.06	10.43	833,894	0.22	0.22	2.52	18
Investor Class
2025	$11.51	$0.28	$3.27	$3.55	$(0.59)	$(0.22)	$(0.01)	$(0.82)	$14.24	30.96%	$86,722	0.50%	0.55%	2.06%	5%
2024	11.33	0.29	0.20	0.49	(0.31)	—	—	(0.31)	11.51	4.28	23,342	0.50	0.68	2.46	12
2023	9.89	0.28	1.48	1.76	(0.32)	—	—	(0.32)	11.33	17.87	15,799	0.50	0.69	2.60	9
2022(2)	10.43	0.15	(0.43)	(0.28)	(0.22)	(0.04)	—	(0.26)	9.89	(2.73)	8,074	0.50	1.45	2.36	14

#	Calculated using the average shares outstanding method.
(1)	The ratio for the Small Cap Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2021, 2022, 2023, 2024 and 2025.
(2)
For the period April 29, 2022 (commencement of operations) through December 31, 2022. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
International Equity Fund
Institutional Class
2025	$13.69	$0.23	$3.59	$3.82	$(0.38)	$(1.26)	$—	$(1.64)	$15.87	28.12%	$980,370	0.85%	0.85%	1.42%	58%
2024	13.91	0.21	0.77	0.98	(0.24)	(0.96)	—	(1.20)	13.69	6.71	833,058	0.84	0.84	1.44	59
2023	12.23	0.23	2.00	2.23	(0.32)	(0.23)	—	(0.55)	13.91	18.39	788,300	0.84 (1)	0.84 (1)	1.73	57
2022	14.85	0.19	(2.57)	(2.38)	(0.19)	(0.05)	—	(0.24)	12.23	(16.01)	732,342	0.85 (1)	0.85 (1)	1.52	58
2021	14.70	0.14	1.25	1.39	(0.18)	(1.06)	—	(1.24)	14.85	9.61	987,439	0.87 (1)	0.87 (1)	0.90	37
Investor Class
2025	$13.67	$0.18	$3.59	$3.77	$(0.35)	$(1.26)	$—	$(1.61)	$15.83	27.78%	$507,767	1.12%	1.12%	1.15%	58%
2024	13.89	0.17	0.77	0.94	(0.20)	(0.96)	—	(1.16)	13.67	6.46	379,058	1.12	1.12	1.16	59
2023	12.22	0.20	1.99	2.19	(0.29)	(0.23)	—	(0.52)	13.89	18.03	339,406	1.12 (1)	1.12 (1)	1.47	57
2022	14.84	0.15	(2.56)	(2.41)	(0.16)	(0.05)	—	(0.21)	12.22	(16.25)	292,201	1.13 (1)	1.13 (1)	1.22	58
2021	14.69	0.10	1.25	1.35	(0.14)	(1.06)	—	(1.20)	14.84	9.35	358,216	1.14 (1)	1.14 (1)	0.64	37

Emerging Markets Equity Fund
Institutional Class
2025	$9.50	$0.15	$3.14	$3.29	$(0.23)	$(0.25)	$—	$(0.48)	$12.31	34.85%	$752,143	1.05%	1.08%	1.36%	62%
2024	8.92	0.16	0.58	0.74	(0.16)	—	—	(0.16)	9.50	8.23	634,491	1.07 (2)	1.10	1.64	67
2023	8.21	0.17	0.73	0.90	(0.19)	—	—	(0.19)	8.92	11.07	687,675	1.08 (2)	1.08	1.97	63
2022	10.67	0.21	(2.49)	(2.28)	(0.16)	—	(0.02)	(0.18)	8.21	(21.38)	613,701	1.10 (2)	1.10	2.31	62
2021	12.33	0.11	(0.34)	(0.23)	(0.08)	(1.35)	—	(1.43)	10.67	(1.85)	714,818	1.04 (2)	1.04	0.86	62
Investor Class
2025	$9.46	$0.12	$3.13	$3.25	$(0.21)	$(0.25)	$—	$(0.46)	$12.25	34.54%	$180,360	1.31%	1.39%	1.08%	62%
2024	8.88	0.14	0.57	0.71	(0.13)	—	—	(0.13)	9.46	7.99	115,372	1.33 (2)	1.41	1.42	67
2023	8.18	0.14	0.73	0.87	(0.17)	—	—	(0.17)	8.88	10.67	107,306	1.38 (2)	1.38	1.67	63
2022	10.63	0.18	(2.48)	(2.30)	(0.13)	—	(0.02)	(0.15)	8.18	(21.61)	94,276	1.40 (2)	1.40	2.00	62
2021	12.29	0.08	(0.34)	(0.26)	(0.05)	(1.35)	—	(1.40)	10.63	(2.12)	111,425	1.33 (2)	1.33	0.60	62

#	Calculated using the average shares outstanding method.
(1)	The ratio for the International Equity Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.00% for the years 2021, 2022 and 2023.
(2)	The ratio for the Emerging Markets Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2021, 2022, 2023 and 2024.

See Notes to Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 59.7%
Real Estate — 59.7%
Acadia Realty Trust REITΔ	135,235	$2,777,727
Agree Realty Corporation REITΔ	89,844	6,471,463
American Healthcare REIT, Inc.	41,765	1,965,461
American Homes 4 Rent Class A REIT	44,583	1,431,114
Americold Realty Trust REITΔ	49,716	639,348
Brixmor Property Group, Inc. REIT	212,063	5,560,292
Broadstone Net Lease, Inc. REITΔ	106,432	1,848,724
BXP, Inc. REIT	20,009	1,350,208
Camden Property Trust REIT	16,179	1,780,984
Cousins Properties, Inc. REIT	60,935	1,570,904
CTO Realty Growth, Inc. REITΔ	55,535	1,022,399
CubeSmart REIT	71,056	2,561,569
Digital Realty Trust, Inc. REIT	34,148	5,283,037
EastGroup Properties, Inc. REIT	12,055	2,147,478
Equinix, Inc. REIT	17,846	13,672,891
Equity LifeStyle Properties, Inc. REIT	20,762	1,258,385
Equity Residential REIT	129,226	8,146,407
Essential Properties Realty Trust, Inc. REITΔ	131,534	3,901,298
Essex Property Trust, Inc. REIT	12,533	3,279,635
Extra Space Storage, Inc. REIT	39,075	5,088,347
First Industrial Realty Trust, Inc. REIT	70,077	4,013,310
Four Corners Property Trust, Inc. REIT	94,624	2,182,029
Healthcare Realty Trust, Inc. REIT	78,459	1,329,880
Healthpeak Properties, Inc. REIT	64,921	1,043,930
Highwoods Properties, Inc. REIT	33,201	857,250
Host Hotels & Resorts, Inc. REIT	198,770	3,524,192
Invitation Homes, Inc. REIT	71,499	1,986,957
Iron Mountain, Inc. REIT	61,153	5,072,641
Kilroy Realty Corporation REITΔ	35,216	1,316,022
Mid-America Apartment Communities, Inc. REIT	48,471	6,733,107
National Storage Affiliates Trust REIT	18,387	518,697
NETSTREIT Corporation REITΔ	249,296	4,397,581
Omega Healthcare Investors, Inc. REIT	104,773	4,645,635
Outfront Media, Inc. REITΔ	36,481	879,192
Park Hotels & Resorts, Inc. REITΔ	51,760	541,410
Prologis, Inc. REIT	152,281	19,440,193
Public Storage REIT	10,743	2,787,809
Regency Centers Corporation REIT	36,935	2,549,623
Ryman Hospitality Properties, Inc. REIT	20,151	1,906,688
Simon Property Group, Inc. REIT	58,155	10,765,072
SL Green Realty Corporation REITΔ	17,492	802,358
Smartstop Self Storage REIT, Inc.Δ	44,455	1,375,438
STAG Industrial, Inc. REIT	55,679	2,046,760
Sun Communities, Inc. REIT	22,802	2,825,396
Ventas, Inc. REIT	103,871	8,037,538
	Shares	Value
Welltower, Inc. REIT	110,041	$20,424,710
WP Carey, Inc. REIT	36,987	2,380,483
		186,141,572
Total Common Stocks (Cost $181,547,768)		186,141,572
FOREIGN COMMON STOCKS — 38.1%
Australia — 6.2%
BWP Trust REIT	103,752	272,237
Charter Hall Group REIT	15,825	257,400
Dexus REIT	227,851	1,050,906
Gemlife Communities Group*	88,020	298,400
Goodman Group REIT	395,169	8,131,854
GPT Group (The) REIT	161,442	582,577
HomeCo Daily Needs REIT	367,301	333,849
Ingenia Communities Group REIT	150,276	516,553
Lifestyle Communities, Ltd.*	36,249	121,491
Mirvac Group REIT	1,581,201	2,155,307
National Storage REIT	66,785	121,369
NEXTDC, Ltd.Δ*	92,771	772,409
Scentre Group REIT	1,317,500	3,682,924
Stockland REIT	78,306	298,558
Vicinity Centres REIT	404,916	689,370
		19,285,204
Belgium — 1.1%
Aedifica SA REITΔ	19,390	1,534,812
Montea NV REIT	4,315	370,536
Shurgard Self Storage, Ltd. REIT	6,474	222,487
VGP NVΔ	5,086	586,754
Warehouses De Pauw CVA REIT	26,889	697,324
Xior Student Housing NV REITΔ	3,105	105,428
		3,517,341
Canada — 2.3%
Chartwell Retirement Residences	224,810	3,292,180
Choice Properties Real Estate Investment Trust	108,514	1,170,881
First Capital Real Estate Investment Trust	91,630	1,261,744
Granite Real Estate Investment Trust	1,257	74,831
Primaris Real Estate Investment Trust	3,213	36,495
Sienna Senior Living, Inc.	84,440	1,256,864
		7,092,995
Finland — 0.0%
Kojamo OYJ*	11,139	133,916
France — 2.5%
Covivio SA REIT	21,289	1,413,175
Gecina SA REIT	4,279	406,388
ICADE REIT	3,248	83,717
Klepierre REIT	50,952	2,015,932
Unibail-Rodamco-Westfield REIT*	36,506	3,969,915
		7,889,127

See Notes to Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Germany — 2.1%
Aroundtown SA*	116,287	$360,022
LEG Immobilien SE	8,943	652,266
Sirius Real Estate, Ltd. REIT	672,180	872,541
TAG Immobilien AG	91,768	1,421,286
Vonovia SE	116,955	3,365,892
		6,672,007
Hong Kong — 2.8%
Hang Lung Properties, Ltd.	402,283	445,457
Henderson Land Development Co., Ltd.	239,000	865,487
Link REITΔ	650,277	2,903,501
Sino Land Co., Ltd.	339,518	446,754
Sun Hung Kai Properties, Ltd.	217,361	2,646,650
Wharf Real Estate Investment Co., Ltd.	404,191	1,277,480
		8,585,329
Indonesia — 0.5%
Hongkong Land Holdings, Ltd.	207,360	1,440,472
Japan — 9.9%
Activia Properties, Inc. REIT	832	747,177
Comforia Residential REIT, Inc.Δ	130	276,445
CRE Logistics REIT, Inc.Δ	582	625,584
Daiwa House REIT Investment Corporation	1,137	1,039,146
Daiwa Securities Living Investments Corporation REIT	1,255	913,037
Ichigo Office REIT Investment Corporation	1,882	1,167,792
Invincible Investment Corporation REITΔ	2,451	1,006,453
Japan Metropolitan Fund Invest REITΔ	1,684	1,332,361
Japan Prime Realty Investment Corporation REIT	326	219,963
KDX Realty Investment Corporation REIT	2,278	2,556,724
Keihanshin Building Co., Ltd.	76,900	946,983
LaSalle Logiport REIT	876	886,787
Mitsubishi Estate Co., Ltd.Δ	184,324	4,478,174
Mitsui Fudosan Co., Ltd.	382,094	4,342,221
Mitsui Fudosan Logistics Park, Inc. REIT	2,264	1,761,227
Mori Trust REIT, Inc.Δ	1,029	512,776
Nippon Building Fund, Inc. REITΔ	104	94,789
Nippon Prologis REIT, Inc.Δ	3,144	1,862,187
Nomura Real Estate Holdings, Inc.	72,721	448,933
Nomura Real Estate Master Fund, Inc. REIT	530	585,693
Sankei Real Estate, Inc. REIT	331	219,317
Starts Proceed Investment Corporation REIT	145	186,551
Sumitomo Realty & Development Co., Ltd.	151,898	3,813,542
Tokyo Tatemono Co., Ltd.	25,931	587,851
United Urban Investment Corporation REIT	235	274,072
		30,885,785
	Shares	Value
Netherlands — 0.2%
CTP NV 144A	20,385	$427,155
NSI NV REIT	8,435	192,014
		619,169
Norway — 0.0%
Entra ASA 144A	9,118	104,568
Singapore — 3.2%
CapitaLand Ascendas REIT	606,318	1,333,034
Capitaland Investment, Ltd.	98,979	208,304
Centurion Accommodation REIT*	1,846,500	1,592,487
City Developments, Ltd.	244,472	1,520,620
Digital Core REIT Management Pte, Ltd.Δ	2,279,733	1,161,336
Lendlease Global Commercial REIT	1,820,500	877,392
Mapletree Logistics Trust REIT	1,933,089	1,980,965
Mapletree Pan Asia Commercial Trust REIT	318,052	363,297
Suntec Real Estate Investment Trust	835,914	934,824
		9,972,259
Spain — 0.7%
Merlin Properties Socimi SA REIT	112,974	1,644,732
Neinor Homes SA 144A*	18,992	423,205
		2,067,937
Sweden — 1.8%
Castellum ABΔ	53,723	619,012
Catena AB	21,015	1,029,008
Fabege ABΔ	50,557	453,319
Fastighets AB Balder, B Shares*	263,993	1,948,614
Intea Fastigheter AB	35,171	252,326
Nyfosa AB	11,055	88,955
Pandox AB	24,481	539,797
Samhallsbyggnadsbolaget i Norden ABΔ*	72,869	36,384
Wihlborgs Fastigheter ABΔ	67,678	669,375
		5,636,790
Switzerland — 1.4%
Mobimo Holding AG	306	141,222
PSP Swiss Property AG	3,116	563,799
Swiss Prime Site AG	22,559	3,502,687
		4,207,708
United Kingdom — 3.4%
Big Yellow Group PLC REIT	68,289	960,330
British Land Co. PLC (The) REIT	322,041	1,747,524
Derwent London PLC REIT	5,216	121,686
Grainger PLC	313,221	767,181
Great Portland Estates PLC REIT	31,258	133,832
Hammerson PLC REIT	92,398	410,019
Land Securities Group PLC REIT	54,567	456,266
Life Science Reit PLC REIT*	266,018	141,280
LondonMetric Property PLC REIT	479,971	1,223,663
Safestore Holdings PLC REIT	9,151	90,786
Segro PLC REIT	295,334	2,861,235
Shaftesbury Capital PLC REIT	63,170	123,225
Tritax Big Box REIT PLC	320,759	655,453

See Notes to Financial Statements.

	Shares	Value
UNITE Group PLC (The) REIT	120,000	$903,458
Workspace Group PLC REIT	16,256	87,430
		10,683,368
Total Foreign Common Stocks (Cost $109,718,409)		118,793,975
MONEY MARKET FUNDS — 4.4%
Northern Institutional Liquid Assets Portfolio (Shares), 3.81%Ø§	8,585,625	8,585,625
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø∞	5,042,494	5,042,494
Total Money Market Funds (Cost $13,628,119)		13,628,119
TOTAL INVESTMENTS — 102.2% (Cost $304,894,296)		318,563,666
Liabilities in Excess of Other Assets — (2.2)%		(6,727,564)
NET ASSETS — 100.0%		$311,836,102

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	03/2026	17	$608,260	$(2,642)
MSCI EAFE Index	03/2026	1	145,105	(405)
Total Futures Contracts outstanding at December 31, 2025			$753,365	$(3,047)

See Notes to Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$186,141,572	$186,141,572	$—	$—
Foreign Common Stocks:
Australia	19,285,204	298,400	18,986,804	—
Canada	7,092,995	7,092,995	—	—
Finland	133,916	133,916	—	—
Germany	6,672,007	872,541	5,799,466	—
Japan	30,885,785	585,693	30,300,092	—
Norway	104,568	104,568	—	—
Sweden	5,636,790	2,274,450	3,362,340	—
United Kingdom	10,683,368	319,496	10,363,872	—
Other^^	38,299,342	—	38,299,342	—
Total Foreign Common Stocks	118,793,975	11,682,059	107,111,916	—
Money Market Funds	13,628,119	13,628,119	—	—
Total Assets - Investments in Securities	$318,563,666	$211,451,750	$107,111,916	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(3,047)	$(3,047)	$—	$—
Total Liabilities - Other Financial Instruments	$(3,047)	$(3,047)	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosures.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

Global Real Estate Securities Fund
Assets
Investments in securities of unaffiliated issuers, at value	$313,521,172
Investments in securities of affiliated issuers, at value	5,042,494
Total investments, at value(1), (2)	318,563,666
Deposits with broker for futures contracts	54,999
Foreign currency(3)	879,803
Receivables:
Dividends	1,118,207
Reclaims	105,442
Securities lending	5,232
Investment securities sold	80,696
Fund shares sold	34,360
Prepaid expenses and other assets	29,762
Total Assets	320,872,167
Liabilities
Collateral held for securities on loan, at value	8,585,625
Payables:
Investment securities purchased	114,959
Fund shares redeemed	20,285
Variation margin on futures contracts	6,080
Accrued expenses:
Investment advisory fees	186,524
Shareholder servicing fees	18,621
Director fees	43
Other expenses	103,928
Total Liabilities	9,036,065
Net Assets	$311,836,102
Net Assets Consist of:
Paid-in-capital	$321,835,914
Distributable earnings (loss)	(9,999,812)
Net Assets	$311,836,102
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$223,406,361
Institutional shares outstanding	23,803,817
Net asset value, offering and redemption price per Institutional share	$9.39
Net assets applicable to the Investor Class	$88,429,741
Investor shares outstanding	9,381,030
Net asset value, offering and redemption price per Investor share	$9.43

(1)Investments in securities of unaffiliated issuers, at cost	$299,851,802
Investments in securities of affiliated issuers, at cost	5,042,494
Total investments, at cost	$304,894,296
(2)Includes securities loaned of:	$25,952,524
(3)Foreign currency, at cost	$882,444

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

Global Real Estate Securities Fund
Investment Income
Dividends	$10,855,692
Income distributions received from affiliated funds	255,931
Interest	4,309
Securities lending, net	58,647
Less foreign taxes withheld	(346,261)
Total Investment Income	10,828,318
Expenses
Investment advisory fees	2,137,140
Transfer agent fees:
Institutional shares	10,616
Investor shares	37,902
Custodian fees	179,702
Shareholder servicing fees:
Investor shares	210,461
Accounting and administration fees	86,365
Professional fees	135,877
Blue sky fees:
Institutional shares	18,828
Investor shares	16,489
Shareholder reporting fees:
Institutional shares	3,115
Investor shares	11,245
Directors expenses	8,047
Line of credit facility fees	1,569
Index license fees	37,105
Other expenses	29,192
Total Expenses	2,923,653
Fees paid indirectly	(18,163)
Net Expenses	2,905,490
Net Investment Income	7,922,828
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Capital gain distributions received from affiliated funds	224
Investment securities	838,791
Futures transactions	134,113
Forward foreign currency contracts	1,608
Foreign currency	24,713
Net realized gain	999,449
Net change in unrealized appreciation (depreciation) on:
Investment securities	16,620,119
Futures	15,119
Foreign currency	12,443
Net change in unrealized appreciation (depreciation)	16,647,681
Net Realized and Unrealized Gain	17,647,130
Net Increase in Net Assets Resulting from Operations	$25,569,958

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global Real Estate Securities Fund
	For the Year Ended
	12/31/25	12/31/24

Operations:
Net investment income	$7,922,828	$6,142,483
Net realized gain on investment securities, foreign currency and derivatives	999,449	15,011,104
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	16,647,681	(14,843,229)
Net increase in net assets resulting from operations	25,569,958	6,310,358
Distributions to Shareholders:
Distributions paid
Institutional shares	(8,501,321)	(4,736,029)
Investor shares	(3,092,206)	(1,851,169)
Return of capital
Institutional shares	—	—
Investor shares	—	—
Total distributions	(11,593,527)	(6,587,198)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	34,523,304	70,312,449
Investor shares	15,078,989	10,777,717
Reinvestment of dividends and distributions
Institutional shares	8,431,474	4,691,278
Investor shares	3,063,818	1,830,525
Total proceeds from shares sold and reinvested	61,097,585	87,611,969
Value of shares redeemed
Institutional shares	(36,620,740)	(25,129,068)
Investor shares	(10,566,696)	(16,146,800)
Total value of shares redeemed	(47,187,436)	(41,275,868)
Net increase from capital share transactions(1)	13,910,149	46,336,101
Total increase in net assets	27,886,580	46,059,261
Net Assets:
Beginning of Year	283,949,522	237,890,261
End of Year	$311,836,102	$283,949,522

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Global Real Estate Securities Fund
Institutional Class
2025	$8.96	$0.25	$0.55	$0.80	$(0.37)	$—	$(0.37)	$9.39	8.98%	$223,406	0.87%(1)	0.88%	2.71%	139%
2024	8.94	0.23	0.03	0.26	(0.24)	—	(0.24)	8.96	3.09	206,793	0.88 (1)	0.88	2.50	153
2023	8.30	0.25	0.68	0.93	(0.26)	(0.03)	(0.29)	8.94	11.45	157,441	0.86 (1)	0.87	2.95	139
2022	11.53	0.22	(3.17)	(2.95)	(0.14)	(0.14)	(0.28)	8.30	(25.66)	164,351	0.83 (1)	0.84	2.30	102
2021	9.47	0.17	2.63	2.80	(0.40)	(0.34)	(0.74)	11.53	29.97	218,705	0.79 (1)	0.80	1.59	105
Investor Class
2025	$9.01	$0.23	$0.53	$0.76	$(0.34)	$—	$(0.34)	$9.43	8.54%	$88,430	1.19%(1)	1.20%	2.41%	139%
2024	8.98	0.19	0.06	0.25	(0.22)	—	(0.22)	9.01	2.87	77,157	1.20 (1)	1.20	2.13	153
2023	8.34	0.22	0.69	0.91	(0.24)	(0.03)	(0.27)	8.98	11.06	80,449	1.16 (1)	1.17	2.65	139
2022	11.58	0.19	(3.18)	(2.99)	(0.11)	(0.14)	(0.25)	8.34	(25.88)	80,561	1.12 (1)	1.13	1.97	102
2021	9.51	0.14	2.64	2.78	(0.37)	(0.34)	(0.71)	11.58	29.61	118,530	1.07 (1)	1.08	1.31	105

#	Calculated using the average shares outstanding method.
(1)	The ratio for the Global Real Estate Securities Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2021, 2022, 2023, 2024 and 2025.

See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
CORPORATE BONDS — 17.0%
ADTRAN Holdings, Inc.
3.75%, 09/15/30 144A ‡‡ CONV	$143,000	$154,583
Affirm Holdings, Inc.
0.00%, 11/15/26‡‡ CONV »	274,000	264,410
Airbnb, Inc.
0.00%, 03/15/26‡‡ CONV »	209,000	207,328
Alarm.com Holdings, Inc.
2.25%, 06/01/29‡‡ CONV	538,000	513,521
Applied Optoelectronics, Inc.
2.75%, 01/15/30‡‡ CONV	337,000	390,010
Array Technologies, Inc.
1.00%, 12/01/28‡‡ CONV	723,000	657,379
AST SpaceMobile, Inc.
2.38%, 10/15/32 144A ‡‡ CONV	177,000	234,083
2.00%, 01/15/36 144A CONV	109,000	109,060
Bentley Systems, Inc.
0.38%, 07/01/27‡‡ CONV	605,000	570,515
BlackSky Technology, Inc.
8.25%, 08/01/33 144A ‡‡ CONV	136,000	145,085
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27‡‡ CONV	751,000	743,865
Block, Inc.
0.25%, 11/01/27‡‡ CONV	365,000	338,811
Bloom Energy Corporation
0.00%, 11/15/30 144A ‡‡ CONV »	268,000	234,500
Bridgebio Pharma, Inc.
2.25%, 02/01/29‡‡ CONV	823,000	926,904
BWX Technologies, Inc.
0.00%, 11/01/30 144A ‡‡ CONV »	134,000	128,037
Capital Southwest Corporation
5.13%, 11/15/29‡‡ CONV	371,000	368,218
Celcuity, Inc.
2.75%, 08/01/31‡‡ CONV	66,000	143,345
CenterPoint Energy, Inc.
4.25%, 08/15/26‡‡ CONV	572,000	626,912
Centrus Energy Corporation
2.25%, 11/01/30 CONV	227,000	609,608
Century Aluminum Co.
2.75%, 05/01/28‡‡ CONV	363,000	763,933
Cheesecake Factory, Inc. (The)
2.00%, 03/15/30 144A ‡‡ CONV	829,000	814,078
Cogent Biosciences, Inc.
1.63%, 11/15/31‡‡ CONV	27,000	31,747
Cohu, Inc.
1.50%, 01/15/31‡‡ CONV	73,000	81,359
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29‡‡ CONV	598,000	845,811
CONMED Corporation
2.25%, 06/15/27‡‡ CONV	851,000	816,960
CSG Systems International, Inc.
3.88%, 09/15/28‡‡ CONV	732,000	867,969
Dayforce, Inc.
0.25%, 03/15/26‡‡ CONV	319,000	316,608
Dexcom, Inc.
0.38%, 05/15/28‡‡ CONV	312,000	287,274
	Par	Value
DigitalOcean Holdings, Inc.
0.00%, 08/15/30 144A ‡‡ CONV »	$293,000	$415,181
Duke Energy Corporation
4.13%, 04/15/26‡‡ CONV	599,000	617,719
Enovis Corporation
3.88%, 10/15/28‡‡ CONV	784,000	767,732
Enphase Energy, Inc.
0.00%, 03/01/26 CONV »	411,000	406,890
Eos Energy Enterprises, Inc.
1.75%, 12/01/31 144A ‡‡ CONV	199,000	193,528
Evolent Health, Inc.
3.50%, 12/01/29‡‡ CONV	681,000	459,675
4.50%, 08/15/31 144A CONV	73,000	51,830
Exact Sciences Corporation
0.38%, 03/15/27‡‡ CONV	166,000	173,669
2.00%, 03/01/30 144A CONV	459,000	636,817
EZCORP, Inc.
3.75%, 12/15/29 144A ‡‡ CONV	229,000	426,054
Five9, Inc.
1.00%, 03/15/29‡‡ CONV	577,000	520,742
fuboTV, Inc.
3.25%, 02/15/26 CONV	301,000	301,482
GameStop Corporation
0.00%, 06/15/32 144A ‡‡ CONV »	377,000	368,706
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28‡‡ CONV	477,000	514,230
Guardant Health, Inc.
0.00%, 05/15/33 144A ‡‡ CONV »	40,000	44,050
Haemonetics Corporation
0.00%, 03/01/26‡‡ CONV »	356,000	353,330
2.50%, 06/01/29‡‡ CONV	443,000	461,030
Hims & Hers Health, Inc.
0.00%, 05/15/30 144A ‡‡ CONV »	245,000	211,803
indie Semiconductor, Inc.
4.50%, 11/15/27 144A ‡‡ CONV	352,000	365,094
Integer Holdings Corporation
1.88%, 03/15/30 144A ‡‡ CONV	696,000	645,888
Ionis Pharmaceuticals, Inc.
1.75%, 06/15/28‡‡ CONV	324,000	515,824
0.00%, 12/01/30 144A CONV »	47,000	50,173
Jamf Holding Corporation
0.13%, 09/01/26 CONV	72,000	71,136
Jazz Investments I, Ltd.
3.13%, 09/15/30 CONV	723,000	964,120
LeMaitre Vascular, Inc.
2.50%, 02/01/30	576,000	577,440
Liberty Broadband Corporation
3.13%, 03/31/53 144A CONV	773,000	766,429
Live Nation Entertainment, Inc.
3.13%, 01/15/29‡‡ CONV	733,000	1,066,881
2.88%, 10/15/31 144A CONV	108,000	106,650
Marriott Vacations Worldwide Corporation
3.25%, 12/15/27‡‡ CONV	752,000	716,280

See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29‡‡ CONV	$138,000	$356,689
Mitek Systems, Inc.
0.75%, 02/01/26 CONV	261,000	258,651
MKS, Inc.
1.25%, 06/01/30 CONV	545,000	696,510
NCL Corporation, Ltd.
0.75%, 09/15/30 144A ‡‡ CONV	72,000	69,797
Oddity Finance LLC
0.00%, 06/15/30 144A ‡‡ CONV »	250,000	216,250
Omnicell, Inc.
1.00%, 12/01/29 CONV	711,000	769,657
ON Semiconductor Corporation
0.50%, 03/01/29‡‡ CONV	694,000	658,259
Oscar Health, Inc.
2.25%, 09/01/30 144A ‡‡ CONV	143,000	140,197
OSI Systems, Inc.
2.25%, 08/01/29 CONV	477,000	709,776
0.50%, 02/01/31 144A CONV	134,000	132,084
Pacira BioSciences, Inc.
2.13%, 05/15/29‡‡ CONV	319,000	321,592
Parsons Corporation
2.63%, 03/01/29‡‡ CONV	291,000	299,876
Peabody Energy Corporation
3.25%, 03/01/28‡‡ CONV	279,000	468,720
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26‡‡ CONV	219,000	211,883
1.63%, 01/15/30 144A ‡‡ CONV	358,000	348,334
Peloton Interactive, Inc.
0.00%, 02/15/26 CONV »	135,000	133,481
PennyMac Corporation
5.50%, 03/15/26 CONV	673,000	674,009
8.50%, 06/01/29 CONV	177,000	188,151
PG&E Corporation
4.25%, 12/01/27‡‡ CONV	897,000	924,000
Planet Labs PBC
0.50%, 10/15/30 144A ‡‡ CONV	144,000	268,740
Plug Power, Inc.
6.75%, 12/01/33 144A ‡‡ CONV	134,000	134,134
Progress Software Corporation
3.50%, 03/01/30‡‡ CONV	651,000	660,277
PROS Holdings, Inc.
2.25%, 09/15/27 CONV	356,000	357,068
Rapid7, Inc.
1.25%, 03/15/29‡‡ CONV	553,000	505,829
Redwood Trust, Inc.
7.75%, 06/15/27‡‡ CONV	1,422,000	1,418,445
Sirius XM Holdings, Inc.
3.75%, 03/15/28‡‡ CONV	913,000	918,934
Snap, Inc.
0.50%, 05/01/30‡‡ CONV	591,000	517,568
SolarEdge Technologies, Inc.
2.25%, 07/01/29‡‡ CONV	217,000	253,022
Spectrum Brands, Inc.
3.38%, 06/01/29‡‡ CONV	684,000	648,603
Sphere Entertainment Co.
3.50%, 12/01/28‡‡ CONV	528,000	1,448,730
	Par	Value
Strategy, Inc.
0.00%, 12/01/29 CONV »	$568,000	$467,805
Summit Hotel Properties, Inc. REIT
1.50%, 02/15/26‡‡ CONV	1,061,000	1,057,817
Sunrun, Inc.
4.00%, 03/01/30‡‡ CONV	291,000	413,365
Super Micro Computer, Inc.
0.00%, 06/15/30 144A ‡‡ CONV »	451,000	382,448
T1 Energy, Inc.
5.25%, 12/01/30‡‡ CONV	65,000	83,337
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	338,000	322,790
Tempus AI, Inc.
0.75%, 07/15/30 144A ‡‡ CONV	165,000	176,220
Terawulf, Inc.
2.75%, 02/01/30 144A ‡‡ CONV	391,000	639,696
Two Harbors Investment Corporation
6.25%, 01/15/26‡‡ CONV	1,113,000	1,110,217
Unity Software, Inc.
0.00%, 03/15/30 144A ‡‡ CONV »	295,000	427,012
Wayfair, Inc.
3.50%, 11/15/28‡‡ CONV	273,000	625,443
Western Digital Corporation
3.00%, 11/15/28‡‡ CONV	336,000	1,540,997
WisdomTree, Inc.
4.63%, 08/15/30 144A ‡‡ CONV	586,000	602,701
Ziff Davis, Inc.
1.75%, 11/01/26‡‡ CONV	274,000	268,520
3.63%, 03/01/28 144A CONV	298,000	292,264
Total Corporate Bonds (Cost $41,886,106)		48,082,194
FOREIGN BONDS — 1.5%
Australia — 0.1%
IREN, Ltd.
0.00%, 07/01/31 144A CONV »	131,000	97,333
0.25%, 06/01/32 144A CONV	105,000	97,913
1.00%, 06/01/33 144A ‡‡ CONV	131,000	122,812
		318,058
Canada — 0.7%
Equinox Gold Corporation
4.75%, 10/15/28‡‡ CONV	541,000	1,273,243
Fortuna Mining Corporation
3.75%, 06/30/29 CONV	396,000	672,012
		1,945,255
Denmark — 0.2%
Ascendis Pharma A/S
2.25%, 04/01/28‡‡ CONV	360,000	511,362
Israel — 0.4%
Check Point Software Technologies, Ltd.
0.00%, 12/15/30 144A ‡‡ CONV »	197,000	196,705
Pagaya Technologies, Ltd.
6.13%, 10/01/29 CONV	378,000	690,190

See Notes to Financial Statements.

	Par	Value
Wix.com, Ltd.
0.00%, 09/15/30 144A ‡‡ CONV »	$181,000	$160,366
		1,047,261
Netherlands — 0.1%
Nebius Group NV
1.00%, 09/15/30 144A ‡‡ CONV	326,000	320,132
Total Foreign Bonds (Cost $2,880,980)		4,142,068
MORTGAGE-BACKED SECURITIES — 6.1%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53	683,531	708,680
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.65%, 05/15/45† IO	162,528	16,390
Federal National Mortgage Association
6.50%, 09/01/53	1,323,327	1,382,985
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.68%, 05/25/47† IO	235,105	27,782
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 1.73%, 02/25/48† IO	134,863	16,030
Federal National Mortgage Association STRIP, Series 405
(Floating, 4.94% - U.S. 30-Day Average SOFR, 5.05% Cap), 0.63%, 10/25/40† IO	392,852	22,213
Government National Mortgage Association
4.00%, 05/20/48	762,742	735,880
2.50%, 09/20/51	125,975	108,265
2.50%, 11/20/51	465,580	401,811
2.50%, 12/20/51	266,717	230,185
4.50%, 01/01/55 TBA	2,000,000	1,951,329
Government National Mortgage Association, Series 2015-110
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.23%, 08/20/45† IO	91,766	9,379
Government National Mortgage Association, Series 2018-124
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 1.73%, 09/20/48† IO	267,889	32,025
Government National Mortgage Association, Series 2018-139
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.68%, 10/20/48† IO	106,974	12,797
	Par	Value
Government National Mortgage Association, Series 2018-7
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.23%, 01/20/48† IO	$653,167	$79,162
Government National Mortgage Association, Series 2019-1
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 01/20/49† IO	123,592	14,725
Government National Mortgage Association, Series 2019-110
(Variable, 5.99% - CME Term SOFR 1M, 6.10% Cap), 1.63%, 09/20/49† IO	190,296	22,626
(Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap), 1.63%, 09/20/49† IO	252,083	29,340
Government National Mortgage Association, Series 2019-111
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.68%, 01/20/49† IO	363,449	45,234
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	515,893	95,656
3.50%, 12/20/49 IO	295,502	55,274
Government National Mortgage Association, Series 2019-20
(Floating, 3.68% - CME Term SOFR 1M, 3.79% Cap), 3.20%, 02/20/49† IO	275,354	5,985
Government National Mortgage Association, Series 2019-6
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 01/20/49† IO	104,878	11,982
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	252,579	36,328
Government National Mortgage Association, Series 2020-21
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 02/20/50† IO	240,648	30,098
Government National Mortgage Association, Series 2020-55
3.50%, 04/20/50 IO	220,682	41,963
Government National Mortgage Association, Series 2020-61
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 08/20/49† IO	509,253	59,173
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	410,526	89,964
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	130,763	27,591

See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Government National Mortgage Association, Series 2023-70
(Floating, 6.12% - U.S. 30-Day Average SOFR, 6.12% Cap), 1.77%, 05/20/53† IO	$450,661	$27,628
Uniform Mortgage Backed Securities
5.50%, 01/01/53 TBA	8,000,000	8,118,096
4.50%, 01/01/54 TBA	3,000,000	2,932,768
Total Mortgage-Backed Securities (Cost $17,160,645)		17,379,344

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Swaptions — 0.0%
Pay 1-Day SONIA (Annually); Receive 3.4% (Annually); Interest Rate Swap Maturing 05/14/28 GBP, Strike Price $3.40, Expires 05/14/26 (BAR)	1	$6,870,000	19,262
Pay 6-Month EURIBOR (Semiannually); Receive 1.75% (Annually); Interest Rate Swap Maturing 02/03/28 EUR, Strike Price $1.75, Expires 01/30/26 (BAR)	1	13,450,000	3
Pay 6-Month EURIBOR (Semiannually); Receive 1.95% (Annually); Interest Rate Swap Maturing 05/13/31 EUR, Strike Price $1.95, Expires 05/11/26 (BNP)	1	4,470,000	1,053
Pay 6-Month EURIBOR (Semiannually); Receive 2% (Annually); Interest Rate Swap Maturing 09/08/28 EUR, Strike Price $2.00, Expires 09/04/26 (BOA)	1	6,350,000	4,903
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 2% (Annually); Interest Rate Swap Maturing 11/13/31 EUR, Strike Price $2.00, Expires 11/11/26 (BNP)	1	$4,520,000	$5,606
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 02/03/28 EUR, Strike Price $2.25, Expires 01/30/26 (BAR)	1	13,450,000	7,498
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 03/10/29 EUR, Strike Price $2.25, Expires 03/08/27 (BNP)	1	11,070,000	28,535
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 05/04/31 EUR, Strike Price $2.25, Expires 04/29/26 (BNP)	1	2,430,000	2,227
Pay 6-Month EURIBOR (Semiannually); Receive 2.45% (Annually); Interest Rate Swap Maturing 03/26/36 EUR, Strike Price $2.45, Expires 03/24/26 (BNP)	1	2,280,000	1,016
			70,103

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
Put Swaptions — 0.1%
Pay 2.18% (Annually); Receive 1-Month IBOR (Annually); Interest Rate Swap Maturing 12/05/34 JPY, Strike Price $2.18, Expires 12/03/29 (CITI)	1	$1,834,870,000	$212,721
Pay 3.302% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/30/27 USD, Strike Price $3.30, Expires 01/28/26 (CITI)	1	8,990,000	10,582
			223,303
Total Purchased Options (Premiums paid $547,825)			293,406

	Par
U.S. TREASURY OBLIGATIONS — 13.3%
U.S. Treasury Bill
3.53%, 02/10/26Ω	$32,775,000	32,649,556
U.S. Treasury Inflationary Indexed Bond
1.50%, 02/15/53	6,392,120	5,013,811
Total U.S. Treasury Obligations (Cost $37,999,715)		37,663,367

	Shares
COMMON STOCKS — 11.4%
Communication Services — 1.1%
AT&T, Inc.	12,057	299,496
Charter Communications, Inc. Class A*	1,397	291,624
DoubleVerify Holdings, Inc.*	4,838	55,347
IAC, Inc.*	8,771	342,946
Live Nation Entertainment, Inc.*	3,012	429,210
Meta Platforms, Inc. Class A	71	46,866
New York Times Co. (The) Class A	5,209	361,609
News Corporation Class A	5,211	136,111
Nexstar Media Group, Inc. Class A	409	83,047
NII Holdings, Inc.††† *	76,167	19,803
Omnicom Group, Inc.	642	51,842
ROBLOX Corporation Class A*	5,120	414,874
Roku, Inc.*	1,015	110,117
Snap, Inc. Class A*	4,079	32,918
Take-Two Interactive Software, Inc.*	1,711	438,067
		3,113,877
Consumer Discretionary — 2.6%
Abercrombie & Fitch Co. Class A*	1,236	155,575
AutoZone, Inc.*	84	284,886
	Shares	Value
Bath & Body Works, Inc.	471	$9,458
Best Buy Co., Inc.	5,983	400,442
BorgWarner, Inc.	6,399	288,339
Brunswick Corporation	117	8,686
CarMax, Inc.*	6,920	267,389
Chewy, Inc. Class A*	18,204	601,642
Columbia Sportswear Co.	1,742	95,967
D.R. Horton, Inc.	292	42,057
Deckers Outdoor Corporation*	2,388	247,564
Dillard's, Inc. Class A	299	181,296
Etsy, Inc.*	3,666	203,243
Gap, Inc. (The)	2,626	67,226
Hasbro, Inc.	4,716	386,712
Lennar Corporation Class A	291	29,915
Lowe’s Cos., Inc.	1,042	251,289
MercadoLibre, Inc.*	188	378,681
Mohawk Industries, Inc.*	3,232	353,257
Murphy U.S.A., Inc.	483	194,900
NVR, Inc.*	1	7,293
O’Reilly Automotive, Inc.*	3,527	321,698
Penske Automotive Group, Inc.	848	134,230
Polaris, Inc.	2,248	142,186
Ralph Lauren Corporation	585	206,862
Rivian Automotive, Inc. Class A*	21,650	426,721
Ross Stores, Inc.	1,893	341,005
Tapestry, Inc.	1,902	243,018
Taylor Morrison Home Corporation Class A*	2,995	176,316
TJX Cos., Inc. (The)	2,550	391,705
Tractor Supply Co.	1,174	58,712
Wayfair, Inc. Class A*	3,301	331,453
		7,229,723
Consumer Staples — 1.4%
Albertsons Cos., Inc. Class A	11,770	202,091
BellRing Brands, Inc.*	2,276	60,837
BJ's Wholesale Club Holdings, Inc.*	721	64,912
Church & Dwight Co., Inc.	888	74,459
Clorox Co. (The)	1,660	167,378
Coca-Cola Consolidated, Inc.	2,059	315,645
Colgate-Palmolive Co.	3,126	247,016
Conagra Brands, Inc.	1,402	24,269
Costco Wholesale Corporation	260	224,208
Coty, Inc. Class A*	19,712	60,713
Ingredion, Inc.	762	84,018
Kimberly-Clark Corporation	2,286	230,635
Kroger Co. (The)	4,422	276,287
Marzetti Co. (The)	1,319	216,870
Monster Beverage Corporation*	4,973	381,280
PepsiCo, Inc.‡‡	373	53,533
Pilgrim’s Pride Corporation	4,782	186,450
Post Holdings, Inc.*	378	37,441
Sprouts Farmers Market, Inc.*	947	75,447
Sysco Corporation	2,678	197,342
Target Corporation	202	19,745
Tyson Foods, Inc. Class A	2,255	132,188

See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
U.S. Foods Holding Corporation*	2,767	$208,410
Walmart, Inc.	4,394	489,536
		4,030,710
Financials — 2.3%
Allstate Corporation (The)	887	184,629
American Financial Group, Inc.	1,554	212,401
American International Group, Inc.	452	38,669
Arch Capital Group, Ltd.*	1,585	152,033
Axis Capital Holdings, Ltd.	1,575	168,667
Cincinnati Financial Corporation	2,748	448,803
CNA Financial Corporation	3,876	185,040
CNO Financial Group, Inc.	1,963	83,369
Everest Group, Ltd.	833	282,679
F&G Annuities & Life, Inc.	249	7,696
Fidelity National Financial, Inc.	4,479	244,509
Hanover Insurance Group, Inc. (The)	1,133	207,078
Hartford Insurance Group, Inc. (The)	2,404	331,271
Kemper Corporation	466	18,892
Loews Corporation	1,283	135,113
Marsh & McLennan Cos., Inc.	1,315	243,959
MetLife, Inc.	4,381	345,836
Old Republic International Corporation	4,686	213,869
Primerica, Inc.	1,650	426,294
Principal Financial Group, Inc.	964	85,034
Progressive Corporation (The)	1,175	267,571
Reinsurance Group of America, Inc.	1,404	285,658
RLI Corporation	2,638	168,779
Selective Insurance Group, Inc.	7,000	585,690
Travelers Cos., Inc. (The)	1,787	518,337
Unum Group	1,965	152,288
W.R. Berkley Corporation	7,753	543,640
		6,537,804
Industrials — 0.5%
C.H. Robinson Worldwide, Inc.	937	150,632
Carpenter Technology Corporation	72	22,669
FedEx Corporation	263	75,970
J.B. Hunt Transport Services, Inc.	1,697	329,795
Knight-Swift Transportation Holdings, Inc.	1,900	99,332
Landstar System, Inc.	115	16,526
Lyft, Inc. Class A*	11,541	223,549
Ryder System, Inc.	1,265	242,108
Schneider National, Inc. Class B	8,100	214,893
United Airlines Holdings, Inc.*	1,070	119,647
		1,495,121
Information Technology — 1.8%
Amkor Technology, Inc.	1,297	51,206
Amphenol Corporation Class A	5,365	725,026
Arista Networks, Inc.*	6,099	799,152
Arrow Electronics, Inc.*	994	109,519
Avnet, Inc.	4,927	236,890
Ciena Corporation*	429	100,330
Cirrus Logic, Inc.*	105	12,443
F5, Inc.*	409	104,401
	Shares	Value
First Solar, Inc.*	453	$118,337
HP, Inc.	5,846	130,249
Lam Research Corporation	3,321	568,489
MACOM Technology Solutions Holdings, Inc.*	1,329	227,631
Micron Technology, Inc.	810	231,182
NetApp, Inc.	2,843	304,457
Onto Innovation, Inc.*	654	103,240
Power Integrations, Inc.	1,377	48,939
Pure Storage, Inc. Class A*	3,535	236,880
QUALCOMM, Inc.‡‡	87	14,881
Rambus, Inc.*	1,972	181,207
Silicon Laboratories, Inc.*	3,515	459,411
TD SYNNEX Corporation	84	12,619
Western Digital Corporation	678	116,799
Zebra Technologies Corporation Class A*	468	113,640
		5,006,928
Materials — 1.6%
Alcoa Corporation	212	11,266
AptarGroup, Inc.	2,195	267,702
Avery Dennison Corporation	1,186	215,710
Cabot Corporation	3,823	253,388
CF Industries Holdings, Inc.	968	74,865
Commercial Metals Co.	1,619	112,067
Corteva, Inc.	2,303	154,370
Crown Holdings, Inc.	5,030	517,939
Eagle Materials, Inc.	432	89,286
Ecolab, Inc.	1,138	298,748
Element Solutions, Inc.	4,182	104,508
Freeport-McMoRan, Inc.	4,057	206,055
Graphic Packaging Holding Co.	13,014	195,991
Greif, Inc. Class A	2,471	167,287
Huntsman Corporation	39,922	399,220
International Flavors & Fragrances, Inc.	422	28,439
Martin Marietta Materials, Inc.	252	156,910
Mosaic Co. (The)	4,871	117,342
NewMarket Corporation	310	213,051
Newmont Corporation	2,187	218,372
Packaging Corporation of America	538	110,952
Reliance, Inc.	142	41,019
Royal Gold, Inc.	639	142,043
Sherwin-Williams Co. (The)	866	280,610
Solstice Advanced Materials, Inc.*	246	11,951
Steel Dynamics, Inc.	191	32,365
Vulcan Materials Co.	358	102,109
Westlake Corporation	274	20,259
		4,543,824
Real Estate — 0.1%
Jones Lang LaSalle, Inc.*	923	310,562
Total Common Stocks (Cost $28,074,145)		32,268,549

See Notes to Financial Statements.

	Shares	Value
FOREIGN COMMON STOCKS — 0.9%
Belgium — 0.2%
Liberty Global, Ltd. Class A*	44,099	$491,263
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	305	85,754
Ireland — 0.3%
Aon PLC Class A	43	15,174
Smurfit WestRock PLC	15,413	596,020
Willis Towers Watson PLC	313	102,852
		714,046
Netherlands — 0.1%
LyondellBasell Industries NV Class A	6,119	264,953
Switzerland — 0.2%
Chubb, Ltd.	978	305,253
Garmin, Ltd.	868	176,074
		481,327
United Arab Emirates — 0.1%
GLOBALFOUNDRIES, Inc.*	10,576	369,314
Total Foreign Common Stocks (Cost $2,292,763)		2,406,657
PREFERRED STOCKS — 2.7%
Albemarle Corporation
7.25% CONV	20,062	1,191,482
AMG Capital Trust II
5.15% CONV	13,578	997,983
Apollo Global Management, Inc.
6.75% CONV	10,047	758,749
Ares Management Corporation
6.75% CONV	14,463	728,935
BrightSpring Health Services, Inc.
6.75% CONV	10,173	1,283,934
Bruker Corporation
6.38% CONV	866	316,956
Hewlett Packard Enterprise Co.
7.63% CONV	12,011	801,014
KKR & Co., Inc.
6.25% CONV	10,118	524,517
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	10,560
NCR Voyix Corporation PIK
5.50% CONV 1	523	537,383
Shift4 Payments, Inc.
6.00% CONV	6,388	511,104
Southern Co. (The)
CONV *	2,068	104,145
Total Preferred Stocks (Cost $6,188,707)		7,766,762

Number of Warrants
WARRANTS — 0.0%
GameStop Corporation* (Cost $—)	355	1,068

	Shares	Value
MONEY MARKET FUNDS — 46.2%
GuideStone Money Market Fund, 3.69% (Institutional Class)Ø ∞	111,729,358	$111,729,358
Northern Institutional U.S. Treasury Portfolio (Premier), 3.63%Ø	18,957,709	18,957,709
Total Money Market Funds (Cost $130,687,067)		130,687,067
TOTAL INVESTMENTS — 99.2% (Cost $267,717,953)		280,690,482
COMMON STOCKS SOLD SHORT — (8.2)%
Communication Services — (0.9)%
AST SpaceMobile, Inc. *	(2,984)	(216,728)
Live Nation Entertainment, Inc. *	(5,757)	(820,373)
Sirius XM Holdings, Inc.	(9,381)	(187,582)
Snap, Inc. Class A *	(10,889)	(87,874)
Sphere Entertainment Co. *	(13,975)	(1,328,743)
Ziff Davis, Inc. *	(155)	(5,448)
(2,646,748)
Consumer Discretionary — (0.4)%
Cheesecake Factory, Inc. (The)	(6,004)	(303,082)
GameStop Corporation Class A *	(8,723)	(175,158)
Norwegian Cruise Line Holdings, Ltd. *	(1,258)	(28,078)
Wayfair, Inc. Class A *	(5,543)	(556,573)
(1,062,891)
Consumer Staples — (0.0)%
Spectrum Brands Holdings, Inc.	(1,264)	(74,677)
Energy — (0.3)%
Centrus Energy Corporation Class A *	(2,298)	(557,862)
Peabody Energy Corporation	(12,285)	(364,865)
(922,727)
Financials — (1.3)%
Affiliated Managers Group, Inc.	(3,501)	(1,009,268)
Apollo Global Management, Inc.	(4,568)	(661,264)
Ares Management Corporation Class A	(4,092)	(661,390)
Block, Inc. *	(58)	(3,775)
EZCORP, Inc. Class A *	(18,504)	(359,348)
KKR & Co., Inc.	(3,494)	(445,415)
Oscar Health, Inc. Class A *	(3,769)	(54,160)
Shift4 Payments, Inc. Class A *	(5,607)	(353,073)
WisdomTree, Inc.	(15,674)	(191,066)
(3,738,759)
Health Care — (1.7)%
Bridgebio Pharma, Inc. *	(4,416)	(337,780)
BrightSpring Health Services, Inc. *	(31,930)	(1,195,779)
Bruker Corporation	(5,398)	(254,300)
Celcuity, Inc. *	(1,065)	(106,223)
Cogent Biosciences, Inc. *	(421)	(14,954)
Collegium Pharmaceutical, Inc. *	(13,021)	(602,872)
CONMED Corporation	(309)	(12,545)
Dexcom, Inc. *	(311)	(20,641)

See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Enovis Corporation *	(3,560)	$(94,838)
Evolent Health, Inc. Class A *	(4,395)	(17,580)
Exact Sciences Corporation *	(3,537)	(359,218)
Guardant Health, Inc. *	(240)	(24,514)
Haemonetics Corporation *	(1,961)	(157,174)
Hims & Hers Health, Inc. *	(2,135)	(69,323)
Integer Holdings Corporation *	(1,122)	(87,999)
Ionis Pharmaceuticals, Inc. *	(5,230)	(413,745)
LeMaitre Vascular, Inc.	(2,492)	(202,101)
Mirum Pharmaceuticals, Inc. *	(4,077)	(322,042)
Omnicell, Inc. *	(8,032)	(363,850)
Pacira BioSciences, Inc. *	(4,286)	(110,922)
Tempus AI, Inc. *	(1,333)	(78,714)
(4,847,114)
Industrials — (0.6)%
Array Technologies, Inc. *	(10,570)	(97,455)
BlackSky Technology, Inc. *	(2,242)	(42,038)
Bloom Energy Corporation Class A *	(948)	(82,372)
BWX Technologies, Inc.	(201)	(34,741)
CSG Systems International, Inc.	(6,410)	(491,583)
Eos Energy Enterprises, Inc. *	(9,462)	(108,435)
Greenbrier Cos., Inc. (The)	(4,504)	(210,517)
Parsons Corporation *	(1,245)	(76,941)
Planet Labs PBC *	(10,170)	(200,552)
Plug Power, Inc. *	(31,500)	(62,055)
Sunrun, Inc. *	(15,176)	(279,238)
T1 Energy, Inc. *	(7,637)	(51,015)
(1,736,942)
Information Technology — (2.0)%
ADTRAN Holdings, Inc. *	(8,701)	(75,612)
Alarm.com Holdings, Inc. *	(2,232)	(113,877)
Applied Optoelectronics, Inc. *	(5,783)	(201,595)
Bentley Systems, Inc. Class B	(300)	(11,450)
Cohu, Inc. *	(2,051)	(47,727)
DigitalOcean Holdings, Inc. *	(6,160)	(296,419)
Five9, Inc. *	(1,126)	(22,576)
Hewlett Packard Enterprise Co.	(27,258)	(654,737)
indie Semiconductor, Inc. Class A *	(15,727)	(55,516)
MKS, Inc.	(2,608)	(416,758)
NCR Voyix Corporation *	(15,025)	(153,255)
ON Semiconductor Corporation *	(2,684)	(145,339)
OSI Systems, Inc. *	(2,343)	(597,606)
Progress Software Corporation *	(3,947)	(169,563)
Rapid7, Inc. *	(952)	(14,470)
Sandisk Corporation *	(1)	(151)
SolarEdge Technologies, Inc. *	(4,350)	(125,497)
Strategy, Inc. *	(330)	(50,144)
Super Micro Computer, Inc. *	(5,382)	(157,531)
Terawulf, Inc. *	(39,114)	(449,420)
Unity Software, Inc. *	(6,540)	(288,872)
	Shares	Value
Western Digital Corporation	(8,630)	$(1,486,690)
(5,534,805)
Materials — (0.6)%
Albemarle Corporation	(7,759)	(1,097,433)
Century Aluminum Co. *	(17,891)	(700,969)
(1,798,402)
Real Estate — (0.1)%
Pebblebrook Hotel Trust REIT	(13,882)	(157,144)
Utilities — (0.3)%
CenterPoint Energy, Inc.	(9,642)	(369,674)
Duke Energy Corporation	(2,297)	(269,231)
PG&E Corporation	(8,311)	(133,558)
Southern Co. (The)	(587)	(51,187)
(823,650)
Total Common Stocks Sold Short (Proceeds $(17,659,585))		(23,343,859)
FOREIGN COMMON STOCKS SOLD SHORT — (1.2)%
Australia — (0.1)%
IREN, Ltd. *	(4,838)	(182,731)
Canada — (0.6)%
Equinox Gold Corporation *	(76,622)	(1,075,773)
Fortuna Mining Corporation *	(50,217)	(492,629)
(1,568,402)
Denmark — (0.1)%
Ascendis Pharma A/S ADR *	(1,562)	(333,081)
Ireland — (0.2)%
Jazz Pharmaceuticals PLC *	(3,368)	(572,560)
Israel — (0.2)%
Check Point Software Technologies, Ltd. *	(423)	(78,492)
Oddity Tech, Ltd. Class A *	(1,316)	(52,877)
Pagaya Technologies, Ltd. Class A *	(23,688)	(495,079)
Wix.com, Ltd. *	(432)	(44,880)
(671,328)
Netherlands — (0.0)%
Nebius Group NV *	(1,604)	(134,263)
Total Foreign Common Stocks Sold Short (Proceeds $(2,370,741))		(3,462,365)
RIGHTS SOLD SHORT — 0.0%
Ligand Pharmaceuticals, Inc. ††† *	(29)	—

See Notes to Financial Statements.

	Shares	Value
Ligand Pharmaceuticals, Inc. (NASDAQ Exchange) ††† *	(29)	$ —
Total Rights Sold Short (Proceeds $—)		—
TOTAL SECURITIES SOLD SHORT — (9.4)% (Proceeds $(20,030,326))		(26,806,224)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — (0.0)%
Bloom Energy Corp., Strike Price $145.00, Expires 01/16/26 (Evercore)	(1)	$(8,689)	(12)
Super Micro Computer, Inc., Strike Price $49.00, Expires 01/16/26 (Evercore)	(16)	(46,832)	(32)
(44)
Call Swaptions — (0.0)%
Pay 2% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 02/03/28 EUR, Strike Price $2.00, Expires 01/30/26 (BAR)	(1)	(26,900,000)	(291)
Pay 2.0845% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 11/13/46 EUR, Strike Price $2.08, Expires 11/11/26 (BNP)	(1)	(1,330,000)	(1,574)
Pay 2.4% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/13/46 EUR, Strike Price $2.40, Expires 05/11/26 (BNP)	(1)	(1,364,898)	(731)
Pay 2.498% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 03/26/56 EUR, Strike Price $2.50, Expires 03/24/26 (BNP)	(1)	(960,000)	(527)
	Number of Contracts	Notional Amount	Value
Pay 2.551% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 09/08/56 EUR, Strike Price $2.55, Expires 09/04/26 (BOA)	(1)	$(630,000)	$(3,354)
Pay 2.586% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/04/56 EUR, Strike Price $2.59, Expires 04/29/26 (BNP)	(1)	(560,000)	(1,012)
Pay 2.69% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 03/10/57 EUR, Strike Price $2.69, Expires 03/08/27 (BNP)	(1)	(1,030,000)	(15,642)
Pay 3.8925% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 05/14/36 GBP, Strike Price $3.89, Expires 05/14/26 (BAR)	(1)	(1,600,000)	(18,905)
(42,036)
Put Swaption — (0.1)%
Pay 1-Month IBOR (Annually); Receive 3.336% (Annually); Interest Rate Swap Maturing 12/05/49 JPY, Strike Price $3.34, Expires 12/03/29 (CITI)	(1)	(561,120,000)	(195,335)
Total Written Options (Premiums received $ (463,931))			(237,415)

	Par
TBA SALE COMMITMENT — (0.4)%
Uniform Mortgage Backed Securities 6.50%, 01/01/55 TBA (Proceeds $(1,036,953))	$(1,000,000)	(1,039,477)
Other Assets in Excess of Liabilities — 10.7%		30,219,454
NET ASSETS — 100.0%		$282,826,820

See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Futures Contracts outstanding at December 31, 2025:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Brazilian Reals/U.S. Dollars	01/2026	2	$36,160	$240
30-Year Euro Buxl	03/2026	73	9,447,152	(68,144)
Euro-BTP	03/2026	(1)	(141,235)	467
Euro-Bund	03/2026	(6)	(899,522)	(5,099)
Euro-OAT	03/2026	(164)	(23,241,651)	103,915
3-Year Commonwealth Treasury Bond	03/2026	145	10,159,975	(6,837)
Australian Dollars/U.S. Dollars	03/2026	(126)	(8,407,980)	(47,376)
British Pounds/U.S. Dollars	03/2026	(10)	(841,125)	(8,143)
Euro/U.S. Dollars	03/2026	(164)	(24,149,000)	(163,159)
Japanese Yen/U.S. Dollars	03/2026	(26)	(2,086,012)	15,272
Mexican Pesos/U.S. Dollars	03/2026	(5)	(137,800)	(2,365)
New Zealand Dollars/U.S. Dollars	03/2026	(10)	(576,800)	3,778
South African Rand/U.S. Dollars	03/2026	(1)	(30,025)	(875)
Swiss Francs/U.S. Dollars	03/2026	(1)	(158,844)	(1,987)
U.S. Dollars/Norwegian Kroner	03/2026	1	100,107	(449)
U.S. Dollars/Swedish Kronor	03/2026	(2)	(199,438)	3,107
3-Month SONIA SO3	03/2026	221	71,688,909	45,990
Canadian Dollars/U.S. Dollars	03/2026	(1)	(73,120)	(617)
10-Year Bond	03/2026	(2)	(176,183)	2,611
10-Year U.S. Treasury Note	03/2026	103	11,581,062	(24,492)
U.S. Treasury Long Bond	03/2026	65	7,513,594	(52,956)
Ultra 10-Year U.S. Treasury Note	03/2026	(264)	(30,364,125)	188,182
Ultra Long U.S. Treasury Bond	03/2026	(68)	(8,024,000)	106,689
Long GILT	03/2026	75	9,237,165	38,864
2-Year U.S. Treasury Note	03/2026	213	44,472,070	(12,760)
5-Year U.S. Treasury Note	03/2026	(59)	(6,448,977)	2,477
3-Month Euro-Euribor	06/2026	164	47,200,268	10,354
3-Month SONIA SO3	06/2026	212	68,890,901	30,551
3-Month Euro-Euribor	09/2026	164	47,190,631	15,795
3-Month SONIA SO3	03/2027	211	68,736,595	5,658
Total Futures Contracts outstanding at December 31, 2025			$290,298,752	$178,691
Forward Foreign Currency Contracts outstanding at December 31, 2025:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
02/04/26	British Pounds	2,201,258	U.S. Dollars	2,893,971	MSCS	$73,050
03/18/26	South African Rand	26,145,492	U.S. Dollars	1,517,481	MSCS	52,709
03/18/26	South Korean Won	3,692,538,975	U.S. Dollars	2,519,494	MSCS	44,819
03/18/26	Canadian Dollars	6,161,586	U.S. Dollars	4,463,723	MSCS	40,340
03/18/26	Chinese Offshore Yuan	21,116,092	U.S. Dollars	3,007,604	MSCS	33,418
03/18/26	Euro	4,632,918	U.S. Dollars	5,432,458	MSCS	31,918
03/18/26	U.S. Dollars	1,112,205	Japanese Yen	168,438,665	MSCS	29,690
03/18/26	Swedish Kronor	16,423,963	U.S. Dollars	1,762,593	MSCS	28,645
01/30/26	Australian Dollars	2,015,427	U.S. Dollars	1,316,677	MSCS	28,552
03/18/26	Mexican Pesos	28,803,004	U.S. Dollars	1,559,296	MSCS	28,070
02/05/26	South African Rand	13,367,863	U.S. Dollars	777,316	MSCS	27,839
03/18/26	Swiss Francs	2,470,806	U.S. Dollars	3,122,893	MSCS	22,165
03/18/26	Polish Zloty	6,206,307	U.S. Dollars	1,707,028	MSCS	21,024
03/18/26	Czech Republic Koruna	49,504,538	U.S. Dollars	2,393,785	MSCS	17,193

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
02/04/26	Norwegian Kroner	9,065,818	U.S. Dollars	886,043	MSCS	$13,398
03/18/26	U.S. Dollars	2,709,448	Euro	2,288,006	MSCS	10,820
03/18/26	U.S. Dollars	564,582	Taiwan Dollars	17,463,241	MSCS	9,468
03/18/26	U.S. Dollars	385,006	South Korean Won	541,182,329	MSCS	9,178
02/17/26	U.S. Dollars	1,813,445	Japanese Yen	281,575,041	MSCS	8,273
03/18/26	Israeli Shekels	2,063,571	U.S. Dollars	640,102	MSCS	8,084
03/18/26	U.S. Dollars	1,954,545	New Zealand Dollars	3,371,532	MSCS	7,710
02/03/26	Mexican Pesos	6,757,939	U.S. Dollars	366,561	MSCS	7,465
03/18/26	Australian Dollars	1,500,699	U.S. Dollars	994,195	MSCS	7,355
02/25/26	Euro	908,497	U.S. Dollars	1,063,129	MSCS	7,321
03/18/26	British Pounds	770,515	U.S. Dollars	1,031,655	MSCS	6,748
02/03/26	Brazilian Reals	1,621,730	U.S. Dollars	287,802	MSCS	5,553
03/18/26	Singapore Dollars	1,547,129	U.S. Dollars	1,204,817	MSCS	4,885
03/18/26	Indian Rupees	246,045,715	U.S. Dollars	2,713,321	MSCS	4,868
03/18/26	U.S. Dollars	570,610	Norwegian Kroner	5,713,801	MSCS	3,926
03/18/26	U.S. Dollars	332,734	Brazilian Reals	1,840,430	MSCS	2,925
03/18/26	Chilean Pesos	126,637,082	U.S. Dollars	137,998	MSCS	2,787
03/18/26	Turkish Lira	12,447,270	U.S. Dollars	271,249	MSCS	2,460
03/19/26	U.S. Dollars	477,991	Canadian Dollars	651,020	MSCS	2,081
03/18/26	Hungarian Forint	112,434,600	U.S. Dollars	340,000	MSCS	2,025
03/18/26	Brazilian Reals	779,252	U.S. Dollars	138,029	MSCS	1,615
01/15/26	Indian Rupees	27,620,287	U.S. Dollars	305,372	MSCS	1,484
01/15/26	New Zealand Dollars	271,698	U.S. Dollars	155,598	MSCS	937
03/18/26	Taiwan Dollars	5,202,400	U.S. Dollars	164,453	MSCS	919
03/18/26	U.S. Dollars	200,106	Swiss Francs	156,534	MSCS	856
03/18/26	U.S. Dollars	1,762,628	Hungarian Forint	579,281,252	MSCS	460
03/19/26	U.S. Dollars	309,837	Euro	262,315	MSCS	430
03/19/26	U.S. Dollars	51,095	Japanese Yen	7,885,761	MSCS	411
03/18/26	U.S. Dollars	181,246	British Pounds	134,265	MSCS	300
03/18/26	U.S. Dollars	343,000	Singapore Dollars	438,342	MSCS	260
02/02/26	South Korean Won	395,558,730	U.S. Dollars	274,000	MSCS	245
03/18/26	U.S. Dollars	95,146	Canadian Dollars	129,904	MSCS	187
01/15/26	U.S. Dollars	269,679	Indian Rupees	24,268,066	MSCS	65
02/25/26	U.S. Dollars	3,589	Euro	3,045	MSCS	— Φ
Subtotal Appreciation						$614,931
03/10/26	U.S. Dollars	6,413	Swedish Kronor	59,324	MSCS	$(54)
01/29/26	Taiwan Dollars	5,349,257	U.S. Dollars	170,171	MSCS	(102)
03/18/26	Swedish Kronor	659,255	U.S. Dollars	72,149	MSCS	(249)
03/18/26	Hungarian Forint	440,018,262	U.S. Dollars	1,338,782	MSCS	(252)
03/18/26	Polish Zloty	1,220,156	U.S. Dollars	340,000	MSCS	(266)
02/17/26	U.S. Dollars	690,331	Japanese Yen	107,747,865	MSCS	(439)
03/18/26	Swiss Francs	99,303	U.S. Dollars	126,900	MSCS	(499)
03/19/26	U.S. Dollars	472,853	Canadian Dollars	647,763	MSCS	(676)
03/19/26	Swiss Francs	156,514	U.S. Dollars	200,106	MSCS	(859)
03/19/26	U.S. Dollars	420,602	Euro	357,423	MSCS	(988)
01/20/26	U.S. Dollars	164,453	Taiwan Dollars	5,205,486	MSCS	(1,099)
02/03/26	U.S. Dollars	138,029	Brazilian Reals	771,243	MSCS	(1,481)
03/18/26	U.S. Dollars	2,395,696	Indian Rupees	217,007,715	MSCS	(1,697)
03/18/26	U.S. Dollars	678,000	Norwegian Kroner	6,856,150	MSCS	(1,980)
03/19/26	U.S. Dollars	311,098	British Pounds	232,322	MSCS	(1,995)
03/18/26	Canadian Dollars	651,038	U.S. Dollars	477,991	MSCS	(2,088)
03/19/26	Japanese Yen	41,904,295	U.S. Dollars	271,520	MSCS	(2,187)
02/25/26	U.S. Dollars	460,820	Euro	393,084	MSCS	(2,337)
01/05/26	Brazilian Reals	1,604,525	U.S. Dollars	294,891	MSCS	(2,475)
01/20/26	U.S. Dollars	335,024	Indian Rupees	30,400,102	MSCS	(2,551)

See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/18/26	Euro	1,079,475	U.S. Dollars	1,275,856	MSCS	$(2,650)
03/18/26	U.S. Dollars	146,518	Chilean Pesos	134,401,044	MSCS	(2,898)
03/18/26	Norwegian Kroner	6,813,566	U.S. Dollars	678,746	MSCS	(2,990)
02/02/26	U.S. Dollars	323,809	Singapore Dollars	419,393	MSCS	(3,201)
03/18/26	U.S. Dollars	411,003	Colombian Pesos	1,605,925,368	MSCS	(3,321)
03/18/26	U.S. Dollars	167,156	New Zealand Dollars	296,179	MSCS	(3,868)
03/19/26	Norwegian Kroner	4,451,386	U.S. Dollars	445,373	MSCS	(3,897)
01/15/26	U.S. Dollars	837,710	New Zealand Dollars	1,460,968	MSCS	(4,004)
03/18/26	U.S. Dollars	1,227,839	Singapore Dollars	1,576,543	MSCS	(4,861)
03/18/26	Colombian Pesos	1,060,530,783	U.S. Dollars	278,608	MSCS	(4,994)
02/27/26	U.S. Dollars	347,339	Canadian Dollars	482,530	MSCS	(5,103)
03/18/26	Taiwan Dollars	11,845,511	U.S. Dollars	381,666	MSCS	(5,126)
01/05/26	U.S. Dollars	287,802	Brazilian Reals	1,609,631	MSCS	(5,546)
03/18/26	U.S. Dollars	152,426	Turkish Lira	7,201,862	MSCS	(5,939)
03/18/26	New Zealand Dollars	3,122,337	U.S. Dollars	1,809,410	MSCS	(6,468)
02/17/26	Japanese Yen	225,859,113	U.S. Dollars	1,456,089	MSCS	(8,111)
01/08/26	U.S. Dollars	213,031	Israeli Shekels	704,288	MSCS	(8,121)
01/26/26	U.S. Dollars	342,000	South Korean Won	505,749,600	MSCS	(8,670)
01/15/26	New Zealand Dollars	1,023,610	U.S. Dollars	598,671	MSCS	(8,935)
03/18/26	Japanese Yen	124,992,381	U.S. Dollars	812,531	MSCS	(9,234)
02/04/26	U.S. Dollars	1,343,813	Norwegian Kroner	13,645,557	MSCS	(9,995)
03/18/26	U.S. Dollars	1,193,158	British Pounds	894,161	MSCS	(11,880)
03/18/26	U.S. Dollars	2,506,026	Euro	2,137,118	MSCS	(14,636)
03/18/26	U.S. Dollars	1,622,315	Australian Dollars	2,456,692	MSCS	(17,255)
01/30/26	U.S. Dollars	754,232	Australian Dollars	1,157,992	MSCS	(18,689)
03/18/26	U.S. Dollars	2,105,811	Czech Republic Koruna	43,640,747	MSCS	(19,588)
03/18/26	U.S. Dollars	648,734	Israeli Shekels	2,129,165	MSCS	(20,055)
03/18/26	U.S. Dollars	2,055,754	Polish Zloty	7,458,827	MSCS	(21,042)
03/18/26	South Korean Won	1,138,376,654	U.S. Dollars	818,299	MSCS	(27,744)
03/18/26	U.S. Dollars	1,184,602	Mexican Pesos	22,001,888	MSCS	(27,946)
03/18/26	U.S. Dollars	2,835,234	Swiss Francs	2,249,769	MSCS	(28,469)
02/05/26	U.S. Dollars	812,239	South African Rand	13,960,664	MSCS	(28,621)
03/18/26	U.S. Dollars	1,812,272	Swedish Kronor	16,894,338	MSCS	(30,266)
03/18/26	U.S. Dollars	3,360,073	Chinese Offshore Yuan	23,560,298	MSCS	(32,951)
03/18/26	U.S. Dollars	2,591,767	South Korean Won	3,790,136,756	MSCS	(40,323)
03/18/26	U.S. Dollars	3,154,458	Canadian Dollars	4,376,334	MSCS	(44,602)
03/18/26	U.S. Dollars	1,557,821	South African Rand	26,811,730	MSCS	(52,380)
02/04/26	U.S. Dollars	2,614,213	British Pounds	1,988,729	MSCS	(66,345)
Subtotal Depreciation						$(644,998)
Total Forward Foreign Currency Contracts outstanding at December 31, 2025						$(30,067)
Swap Agreements outstanding at December 31, 2025:

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
13.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	33,662,991	$37,550	$24,408	$13,142
3.06% (Annually)	1-Day SOFR (Annually)	8/31/2027	USD	39,080,000	44,496	1,191	43,305
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/15/2027	JPY	5,470,870,000	42,560	4,105	38,455
3.14% (Annually)	1-Day SOFR (Annually)	12/15/2027	USD	48,490,000	91,951	17,819	74,132
0.00% (Annually)	Swiss Average Overnight Rate (Annually)	3/18/2028	CHF	39,230,000	69,253	64,522	4,731

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/18/2028	JPY	12,357,000,000	$369,361	$241,044	$128,317
1-Day ESTR (Annually)	1.75% (Annually)	3/18/2028	EUR	31,240,000	(212,433)	(236,979)	24,546
1-Day SONIA (Annually)	3.75% (Annually)	3/18/2028	GBP	62,870,000	455,447	296,020	159,427
1-Day SONIA (Annually)	4.00% (Annually)	3/18/2028	GBP	3,890,000	52,998	46,410	6,588
2.25% (Quarterly)	3-Month KWCDC (Quarterly)	3/18/2028	KRW	2,966,140,000	28,597	2,740	25,857
3-Month JIBAR (Quarterly)	6.75% (Quarterly)	3/18/2028	ZAR	211,100,000	105,513	57,959	47,554
4.50% (Semiannually)	1-Day CLP-TNA (Semiannually)	3/18/2028	CLP	3,967,620,000	(4,292)	(6,597)	2,305
5.50% (Semiannually)	1-Day MIBOR (Semiannually)	3/18/2028	INR	224,390,000	4,220	(1,277)	5,497
6-Month BUBOR (Semiannually)	6.00% (Annually)	3/18/2028	HUF	1,972,280,000	18,913	1,917	16,996
6-Month NIBOR (Semiannually)	4.00% (Annually)	3/18/2028	NOK	1,070,850,000	(204,417)	(258,333)	53,916
6-Month PRIBOR (Semiannually)	3.75% (Annually)	3/18/2028	CZK	254,730,000	40,326	27,218	13,108
6-Month WIBOR (Semiannually)	3.75% (Annually)	3/18/2028	PLN	29,900,000	38,445	12,565	25,880
7-Day CFETS Repo Rate (Quarterly)	1.50% (Quarterly)	3/18/2028	CNY	46,710,000	1,301	(6,412)	7,713
8.50% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	3/18/2028	COP	26,622,631,687	320,296	41,322	278,974
Bank Of Canada Overnight Repo Rate (Semiannually)	2.75% (Semiannually)	3/18/2028	CAD	800,000	2,358	2,121	237
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/10/2028	EUR	150,324,591	81,863	(326,606)	408,469
3.60% (Annually)	1-Day SOFR (Annually)	6/23/2030	USD	106,760,000	(43,173)	(158,589)	115,416
3.53% (Annually)	1-Day SOFR (Annually)	7/15/2030	USD	7,000,000	(8,142)	(9,134)	992
3.50% (Annually)	1-Day SONIA (Annually)	10/27/2030	GBP	57,700,000	441,724	378,695	63,029
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/18/2031	JPY	3,428,000,000	584,270	483,499	100,771
1.25% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	3/18/2031	THB	98,210,000	(1,338)	(9,251)	7,913
1-Day SONIA (Annually)	3.75% (Annually)	3/18/2031	GBP	10,160,000	52,791	33,653	19,138
3-Month JIBAR (Quarterly)	7.25% (Quarterly)	3/18/2031	ZAR	33,240,000	51,201	1,284	49,917
3-Month New Zealand BBR FRA (Quarterly)	3.50% (Semiannually)	3/18/2031	NZD	21,260,000	(77,786)	(124,520)	46,734
6-Month EURIBOR (Semiannually)	2.25% (Annually)	3/18/2031	EUR	18,360,000	(360,369)	(375,516)	15,147
3.58% (Annually)	1-Day SOFR (Annually)	10/10/2032	USD	22,880,000	169,752	(3,475)	173,227
1.30% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/2/2034	JPY	2,305,128,612	512,625	258,170	254,455
3-Month JIBAR (Quarterly)	10.50% (Quarterly)	12/18/2034	ZAR	111,210,000	513,707	26,087	487,620
4.00% (Annually)	1-Day SOFR (Annually)	11/27/2035	USD	16,470,818	120,581	(24,682)	145,263
0.50% (Annually)	Swiss Average Overnight Rate (Annually)	3/18/2036	CHF	990,000	22,860	16,674	6,186
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/18/2036	JPY	3,554,000,000	1,384,853	1,253,603	131,250
2.50% (Annually)	6-Month EURIBOR (Semiannually)	3/18/2036	EUR	3,200,000	150,885	149,442	1,443
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	3/18/2036	NZD	9,650,000	(65,939)	(102,226)	36,287
3-Month STIBOR (Quarterly)	3.00% (Annually)	3/18/2036	SEK	26,280,000	10,803	(15,352)	26,155
4.00% (Annually)	6-Month PRIBOR (Semiannually)	3/18/2036	CZK	14,040,000	8,037	2,285	5,752
4.00% (Annually)	1-Day SOFR (Annually)	3/18/2036	USD	1,490,000	(22,725)	(25,794)	3,069
4.25% (Semiannually)	6-Month ASX BBSW (Semiannually)	3/18/2036	AUD	3,240,000	96,011	95,091	920
6-Month BUBOR (Semiannually)	6.50% (Annually)	3/18/2036	HUF	44,950,000	(163)	(268)	105
6-Month WIBOR (Semiannually)	4.50% (Annually)	3/18/2036	PLN	5,650,000	37,736	11,465	26,271
9.25% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	3/18/2036	COP	6,916,360,000	184,520	17,165	167,355
Bank Of Canada Overnight Repo Rate (Semiannually)	3.00% (Semiannually)	3/18/2036	CAD	2,630,000	(32,979)	(39,638)	6,659
3.81% (Annually)	1-Day SOFR (Annually)	8/31/2036	USD	30,520,000	146,376	(235,732)	382,108
4.21% (Annually)	1-Day SOFR (Annually)	5/21/2055	USD	5,870,000	168,326	36,061	132,265
3.85% (Annually)	1-Day SOFR (Annually)	7/17/2055	USD	32,500,000	387,760	64,252	323,508
2.80% (Annually)	6-Month EURIBOR (Semiannually)	8/13/2055	EUR	10,940,000	605,754	173,461	432,293
3.83% (Annually)	1-Day SOFR (Annually)	1/30/2056	USD	4,730,000	275,872	125,419	150,453
2.50% (Annually)	6-Month EURIBOR (Semiannually)	3/18/2056	EUR	3,010,000	523,519	515,386	8,133
2.61% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2056	EUR	10,580,000	1,574,123	539,640	1,034,483
3.10% (Annually)	6-Month EURIBOR (Semiannually)	8/15/2056	EUR	8,190,000	298,091	141,175	156,916
2.60% (Annually)	6-Month EURIBOR (Semiannually)	8/16/2075	EUR	4,450,000	53,251	(12,776)	66,027
3.00% (Annually)	6-Month EURIBOR (Semiannually)	3/18/2076	EUR	1,310,000	55,255	53,320	1,935
Subtotal Appreciation					$9,202,375	$3,244,031	$5,958,344

See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.25% (Lunar)	3/15/2028	MXN	174,970,000	$(4,248)	$47,513	$(51,761)
2.00% (Annually)	6-Month EURIBOR (Semiannually)	3/18/2028	EUR	3,890,000	26,907	32,067	(5,160)
2.25% (Annually)	6-Month EURIBOR (Semiannually)	3/18/2028	EUR	5,200,000	6,365	9,715	(3,350)
3.50% (Annually)	1-Day SOFR (Annually)	3/18/2028	USD	79,270,000	(347,789)	(346,643)	(1,146)
3.50% (Quarterly)	3-Month ASX BBSW (Quarterly)	3/18/2028	AUD	9,730,000	71,524	74,283	(2,759)
Thai Overnight Repurchase Rate (Quarterly)	1.00% (Quarterly)	3/18/2028	THB	258,600,000	(8,591)	(629)	(7,962)
1-Day SOFR (Annually)	3.37% (Annually)	6/23/2028	USD	101,280,000	86,482	114,127	(27,645)
1-Day ESTR (Annually)	2.00% (Annually)	9/10/2028	EUR	150,324,591	(479,228)	(130,612)	(348,616)
1-Day SOFR (Annually)	3.20% (Annually)	10/7/2028	USD	33,270,000	(44,196)	7,332	(51,528)
1-Day SONIA (Annually)	3.50% (Annually)	10/27/2028	GBP	61,960,000	(64,626)	(60,705)	(3,921)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.25% (Upon termination)	1/2/2029	BRL	25,310,268	(29,713)	(26,596)	(3,117)
6-Month EURIBOR (Semiannually)	2.40% (Annually)	8/11/2029	EUR	27,053,471	(137,776)	(26,745)	(111,031)
13.25% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2030	BRL	8,507,169	15,541	16,798	(1,257)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(2,086)	307	(2,393)
1-Day SOFR (Annually)	3.26% (Annually)	1/30/2031	USD	16,650,000	(154,332)	(97,730)	(56,602)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.50% (Lunar)	3/12/2031	MXN	113,450,000	(72,334)	56,854	(129,188)
1-Day COP-IBR-OIS (Quarterly)	8.75% (Quarterly)	3/18/2031	COP	3,753,110,000	(78,702)	6,670	(85,372)
6-Month ASX BBSW (Semiannually)	3.75% (Semiannually)	3/18/2031	AUD	17,050,000	(387,876)	(375,135)	(12,741)
1-Day SOFR (Annually)	3.38% (Annually)	8/31/2031	USD	55,290,000	(315,335)	134,699	(450,034)
1-Day SOFR (Annually)	3.85% (Annually)	5/21/2032	USD	8,580,000	81,686	161,021	(79,335)
1-Day ESTR (Annually)	2.50% (Annually)	2/15/2035	EUR	20,060,000	(275,892)	(179,733)	(96,159)
1-Day SOFR (Annually)	4.10% (Annually)	6/24/2035	USD	26,190,000	(34,050)	8,738	(42,788)
1-Day SONIA (Annually)	4.50% (Annually)	10/28/2035	GBP	11,460,000	65,668	88,206	(22,538)
6-Month ASX BBSW (Semiannually)	5.00% (Semiannually)	11/27/2035	AUD	27,360,000	(88,719)	4,086	(92,805)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.00% (Lunar)	3/5/2036	MXN	40,830,000	(36,082)	11,090	(47,172)
1-Day CLP-TNA (Semiannually)	5.25% (Semiannually)	3/18/2036	CLP	733,750,000	3,086	3,902	(816)
4.00% (Annually)	6-Month NIBOR (Semiannually)	3/18/2036	NOK	41,990,000	47,678	64,624	(16,946)
4.25% (Annually)	1-Day SONIA (Annually)	3/18/2036	GBP	2,800,000	(71,955)	(61,687)	(10,268)
7.94% (Quarterly)	3-Month JIBAR (Quarterly)	3/18/2036	ZAR	2,980,000	(6,330)	—	(6,330)
8.50% (Quarterly)	3-Month JIBAR (Quarterly)	3/18/2036	ZAR	47,030,000	(213,538)	(149,783)	(63,755)
4.25% (Annually)	1-Day SONIA (Annually)	1/31/2039	GBP	7,950,000	(71,951)	(18,139)	(53,812)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(5,865)	512	(6,377)
1-Day SOFR (Annually)	4.57% (Annually)	7/16/2040	USD	40,140,000	(188,658)	(34,369)	(154,289)
1-Day SOFR (Annually)	4.44% (Annually)	10/9/2040	USD	15,380,000	(141,834)	(2,732)	(139,102)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	3,415,229,669	(1,097,001)	(626,356)	(470,645)
6-Month EURIBOR (Semiannually)	2.75% (Annually)	3/18/2046	EUR	2,310,000	(206,317)	(198,034)	(8,283)
6-Month EURIBOR (Semiannually)	2.90% (Annually)	8/15/2055	EUR	6,410,000	(135,182)	23,730	(158,912)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.25% (Annually)	3/18/2056	JPY	369,000,000	(303,991)	(302,308)	(1,683)
1-Day ESTR (Annually)	2.53% (Annually)	3/19/2056	EUR	10,580,000	(1,325,264)	(479,725)	(845,539)
Subtotal Depreciation					$(5,924,524)	$(2,251,387)	$(3,673,137)
Net Centrally Cleared Interest Rate Swaps outstanding at December 31, 2025					$3,277,851	$992,644	$2,285,207

See Notes to Financial Statements.

Total Return Basket Swap Agreements outstanding at December 31, 2025:

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE or OBFR01 plus or minus a specified spread (-1.34% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	17-72 months maturity ranging from 05/13/2027 - 12/31/2030	GSC	$161,616,433	$833,685	$—	$833,685

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Alphabet, Inc. Class A	(4,026)	$1,260,138	$16,853	2.02%
Verisign, Inc.	5,137	1,248,034	1,741	0.21
Booking Holdings, Inc.	215	1,151,396	34,641	4.16
Nutanix, Inc. Class A	21,977	1,135,991	91,476	10.97
Palo Alto Networks, Inc.	5,894	1,085,675	(62,176)	(7.46)
Atlassian Corporation Class A	6,652	1,078,555	4,258	0.51
Centene Corporation	26,158	1,076,402	71,347	8.56
Airbnb, Inc. Class A	7,556	1,025,500	78,844	9.46
TechnipFMC PLC	22,759	1,014,141	(29,317)	(3.52)
Microsoft Corporation	(2,078)	1,004,962	15,918	1.91
Snowflake, Inc.	4,320	947,635	(12,860)	(1.54)
Mckesson Corporation	1,110	910,522	27,939	3.35
Natera, Inc.	3,742	857,255	(23,542)	(2.82)
Hershey Co. (The)	(4,660)	848,027	(12,579)	(1.51)
Apple, Inc.	(3,096)	841,679	16,689	2.00
Synopsys, Inc.	(1,785)	838,450	(4,058)	(0.49)
General Dynamics Corporation	2,464	829,530	5,963	0.72
PG&E Corporation	51,495	827,525	55,042	6.60
Coca-Cola Co. (The)	(11,370)	794,877	1,245	0.15
JPMorgan Chase & Co.	(2,372)	764,306	(54,139)	(6.49)
Verisk Analytics, Inc.	3,346	748,467	23,680	2.84
Zscaler, Inc.	3,309	744,260	(59,228)	(7.10)
Bristol-Myers Squibb Co.	13,669	737,306	46,585	5.59
Cisco Systems, Inc.	(9,250)	712,527	23,367	2.80
Lockheed Martin Corporation	1,405	679,556	24,337	2.92
Veeva Systems, Inc. Class A	3,032	676,833	(26,395)	(3.17)
Hubspot, Inc.	1,670	670,171	25,139	3.02
CME Group, Inc.	2,448	668,500	7,299	0.88
Gitlab, Inc. Class A	17,574	659,552	(40,324)	(4.84)
Manhattan Associates, Inc.	3,784	655,805	(3,065)	(0.37)
Hyatt Hotels Corporation Class A	(4,090)	655,709	(32,786)	(3.93)
Medpace Holdings, Inc.	1,155	648,706	17,764	2.13
LPL Financial Holdings, Inc.	(1,809)	646,121	28,855	3.46
Comfort Systems U.S.A., Inc.	678	632,771	(33,923)	(4.07)
Elastic NV	8,249	622,305	6,008	0.72
Avis Budget Group, Inc.	(4,781)	613,498	23,183	2.78
Amcor PLC	(73,194)	610,438	(17,116)	(2.05)
Zoom Communications, Inc.	6,938	598,680	(9,297)	(1.12)
Choice Hotels International, Inc.	(6,154)	586,230	(64,471)	(7.73)
Ameriprise Financial, Inc.	1,178	577,621	13,574	1.63
Westinghouse Air Brake Technologies Corporation	2,689	573,967	9,889	1.19

See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Gartner, Inc.	2,171	$547,700	$46,328	5.56%
Edison International	8,908	534,658	30,198	3.62
Cardinal Health, Inc.	2,551	524,230	19,974	2.40
Air Products & Chemicals, Inc.	(2,122)	524,176	(36,412)	(4.37)
Bill Holdings, Inc.	(9,583)	522,657	(2,256)	(0.27)
Applovin Corporation Class A	(768)	517,494	38,988	4.68
Aaon, Inc.	(6,758)	515,297	37,906	4.55
Occidental Petroleum Corporation	12,420	510,710	(2,776)	(0.33)
Microstrategy, Inc. Class A	(3,352)	509,336	116,594	13.99
Other	(1,043,948)	123,650,552	398,781	47.80
		$161,616,433	$833,685	100.00%

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Communication Services	$3,113,877	$3,094,074	$—	$19,803
Other^^	29,154,672	29,154,672	—	—
Total Common Stocks	32,268,549	32,248,746	—	19,803
Corporate Bonds	48,082,194	—	48,082,194	—
Foreign Bonds	4,142,068	—	4,142,068	—
Foreign Common Stocks	2,406,657	2,406,657	—	—
Money Market Funds	130,687,067	130,687,067	—	—
Mortgage-Backed Securities	17,379,344	—	17,379,344	—
Preferred Stocks:
Information Technology	1,338,397	801,014	537,383	—
Materials	1,202,042	1,191,482	10,560	—
Other^^	5,226,323	5,226,323	—	—
Total Preferred Stocks	7,766,762	7,218,819	547,943	—
Purchased Options:
Call Swaptions	70,103	—	70,103	—
Put Swaptions	223,303	—	223,303	—
Total Purchased Options	293,406	—	293,406	—
U.S. Treasury Obligations	37,663,367	—	37,663,367	—
Warrants	1,068	1,068	—	—
Total Assets - Investments in Securities	$280,690,482	$172,562,357	$108,108,322	$19,803
Other Financial Instruments***
Forward Foreign Currency Contracts	$614,931	$—	$614,931	$—
Futures Contracts	573,950	573,950	—	—
Swap Agreements	6,792,029	—	6,792,029	—
Total Assets - Other Financial Instruments	$7,980,910	$573,950	$7,406,960	$ —

See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(23,343,859)	$(23,343,859)	$—	$—
Foreign Common Stocks Sold Short	(3,462,365)	(3,462,365)	—	—
Rights Sold Short	—	—	—	— **
TBA Sale Commitment	(1,039,477)	—	(1,039,477)	—
Written Options:
Call Options	(44)	(44)	—	—
Call Swaptions	(42,036)	—	(42,036)	—
Put Swaption	(195,335)	—	(195,335)	—
Total Written Options	(237,415)	(44)	(237,371)	—
Total Liabilities - Investments in Securities	$(28,083,116)	$(26,806,268)	$(1,276,848)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(644,998)	$—	$(644,998)	$—
Futures Contracts	(395,259)	(395,259)	—	—
Swap Agreements	(3,673,137)	—	(3,673,137)	—
Total Liabilities - Other Financial Instruments	$(4,713,394)	$(395,259)	$(4,318,135)	$ —

^^	Classifications as defined in the Schedule of Investments.
**	Level 3 security has zero value.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 1 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 1 is not shown for the year ended December 31, 2025.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2025.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

Strategic Alternatives Fund
Assets
Investments in securities of unaffiliated issuers, at value*	$168,961,124
Investments in securities of affiliated issuers, at value	111,729,358
Total investments, at value(1)	280,690,482
Cash	24,832,902
Cash collateral for derivatives	18,372,216
Deposits with broker for futures contracts	2,946,080
Foreign currency(2)	70,302
Upfront premiums paid from swap agreements	6,083,462
Receivables:
Dividends	436,906
Interest	168,232
From adviser	27,678
Investment securities sold	1,880,580
Fund shares sold	198,681
Variation margin on centrally cleared and total return basket swaps	134,750
Variation margin on futures contracts	168,826
Unrealized appreciation on foreign currency exchange contracts	614,931
Unrealized appreciation on swap agreements	833,685
Prepaid expenses and other assets	7,474
Total Assets	337,467,187
Liabilities
Securities sold short, at value(3)	26,806,224
TBA sale commitments, at value(4)	1,039,477
Options written, at value(5)	237,415
Upfront premiums received from swap agreements	5,090,818
Unrealized depreciation on foreign currency exchange contracts	644,998
Collateral from counterparty	6,777,016
Payables:
Investment securities purchased	13,774,348
Fund shares redeemed	5,530
Variation margin on centrally cleared and total return basket swaps	5,671
Accrued expenses:
Investment advisory fees	223,796
Shareholder servicing fees	10,424
Director fees	50
Other expenses	24,600
Total Liabilities	54,640,367
Commitments and contingencies	— (6)
Net Assets	$282,826,820
Net Assets Consist of:
Paid-in-capital	$312,193,246
Distributable earnings (loss)	(29,366,426)
Net Assets	$282,826,820
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$232,718,676
Institutional shares outstanding	25,915,034
Net asset value, offering and redemption price per Institutional share	$8.98
Net assets applicable to the Investor Class	$50,108,144
Investor shares outstanding	5,622,560
Net asset value, offering and redemption price per Investor share	$8.91

(1)Investments in securities of unaffiliated issuers, at cost*	$155,988,595
Investments in securities of affiliated issuers, at cost	111,729,358
Total investments, at cost	$267,717,953
(2)Foreign currency, at cost	$70,183
(3)Proceeds from securities sold short	$20,030,326
(4)TBA sale commitments, at cost	$1,036,953
(5)Premiums received on options written	$463,931
(6)See Note 3c in Notes to Financial Statements.
* Includes Purchased Options

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

Strategic Alternatives Fund
Investment Income
Dividends	$1,772,215
Income distributions received from affiliated funds	4,290,910
Interest	4,842,593
Less foreign taxes withheld	(1,532)
Total Investment Income	10,904,186
Expenses
Investment advisory fees	2,623,068
Transfer agent fees:
Institutional shares	10,280
Investor shares	33,296
Custodian fees	586,163
Shareholder servicing fees:
Investor shares	118,515
Accounting and administration fees	109,154
Professional fees	163,185
Blue sky fees:
Institutional shares	17,089
Investor shares	19,849
Shareholder reporting fees:
Institutional shares	3,522
Investor shares	9,531
Directors expenses	6,733
Line of credit facility fees	1,166
Index license fees	4,170
Dividends on securities sold short	130,524
Other expenses	32,730
Recoupment of prior expenses reduced by the Adviser	121,117
Total Expenses	3,990,092
Expenses waived/reimbursed(1)	(65,026)
Net Expenses	3,925,066
Net Investment Income	6,979,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Capital gain distributions received from affiliated funds	4,340
Investment securities	11,631,236
Investment securities sold short	(4,945,516)
Futures transactions	(865,056)
Swap agreements	(891,863)
Option contracts written	(64,002)
Option contracts purchased	(94,839)
Forward foreign currency contracts	(183,865)
Foreign currency	(107,710)
Net realized gain	4,482,725
Net change in unrealized appreciation (depreciation) on:
Investment securities	6,591,449
Investment securities sold short	(5,157,256)
TBA sale commitments	(2,524)
Futures	(511,700)
Swap agreements	2,487,863
Option contracts written	186,357
Option contracts purchased	(208,121)
Forward foreign currency contracts	(70,140)
Foreign currency	709
Net change in unrealized appreciation (depreciation)	3,316,637
Net Realized and Unrealized Gain	7,799,362
Net Increase in Net Assets Resulting from Operations	$14,778,482

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Strategic Alternatives Fund
	For the Year Ended
	12/31/25	12/31/24

Operations:
Net investment income	$6,979,120	$8,960,695
Net realized gain on investment securities, foreign currency and derivatives	4,482,725	2,135,642
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	3,316,637	7,571,956
Net increase in net assets resulting from operations	14,778,482	18,668,293
Distributions to Shareholders:
Distributions paid
Institutional shares	(15,920,499)	(18,244,202)
Investor shares	(3,275,771)	(3,284,437)
Return of capital
Institutional shares	—	—
Investor shares	—	—
Total distributions	(19,196,270)	(21,528,639)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	40,126,252	51,741,651
Investor shares	18,970,660	8,866,681
Reinvestment of dividends and distributions
Institutional shares	15,912,242	18,236,746
Investor shares	3,273,806	3,284,437
Total proceeds from shares sold and reinvested	78,282,960	82,129,515
Value of shares redeemed
Institutional shares	(44,572,338)	(48,623,071)
Investor shares	(12,793,203)	(11,315,682)
Total value of shares redeemed	(57,365,541)	(59,938,753)
Net increase from capital share transactions(1)	20,917,419	22,190,762
Total increase in net assets	16,499,631	19,330,416
Net Assets:
Beginning of Year	266,327,189	246,996,773
End of Year	$282,826,820	$266,327,189

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Strategic Alternatives Fund
Institutional Class
2025	$9.13	$0.24	$0.25	$0.49	$(0.38)	$(0.26)	$(0.64)	$8.98	5.48%	$232,719	1.35%(1)	1.36%(1)	2.52%	432%
2024	9.21	0.34	0.36	0.70	(0.35)	(0.43)	(0.78)	9.13	7.60	224,781	1.25 (1)	1.30 (1)	3.53	514
2023	9.82	0.33	0.26	0.59	(0.38)	(0.82)	(1.20)	9.21	5.97	205,865	1.16 (1)	1.41 (1)	3.25	718
2022	10.29	0.03	(0.09)	(0.06)	(0.04)	(0.37)	(0.41)	9.82	(0.56)	236,559	1.15 (1)	1.36 (1)	0.31	327
2021	9.96	(0.05)	0.54	0.49	(0.02)	(0.14)	(0.16)	10.29	4.96	312,466	1.09 (1)	1.17 (1)	(0.46)	377
Investor Class
2025	$9.07	$0.21	$0.25	$0.46	$(0.36)	$(0.26)	$(0.62)	$8.91	5.10%	$50,108	1.60%(1)	1.68%(1)	2.26%	432%
2024	9.15	0.31	0.36	0.67	(0.32)	(0.43)	(0.75)	9.07	7.39	41,547	1.52 (1)	1.66 (1)	3.26	514
2023	9.76	0.29	0.27	0.56	(0.35)	(0.82)	(1.17)	9.15	5.70	41,132	1.48 (1)	1.74 (1)	2.93	718
2022	10.23	0.01	(0.10)	(0.09)	(0.01)	(0.37)	(0.38)	9.76	(0.91)	50,786	1.46 (1)	1.67 (1)	0.06	327
2021	9.92	(0.08)	0.53	0.45	—	(0.14)	(0.14)	10.23	4.57	39,214	1.41 (1)	1.52 (1)	(0.76)	377

#	Calculated using the average shares outstanding method.
(1)
The ratio for the Strategic Alternatives Fund includes the effect of dividend expense on securities sold short which increased the ratio by
0.04%, 0.07%, 0.05%, 0.03%, and 0.05% for the years 2021, 2022, 2023, 2024, and 2025, respectively.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUNDS
GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established 27 series (each, a “Fund” and together, the “Funds”). Each Fund, except the Growth Equity Fund, is a diversified, open-end management investment company,  registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund may each become non-diversified solely as a result of a change in relative market capitalization or index weightings of one or more constituents of their respective target indexes.
The MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, and MyDestination 2065 Fund are each referred to as a “Target Date Fund” and together as the “Target Date Funds.”
The Conservative Allocation Fund, Balanced Allocation Fund, Moderately Aggressive Allocation Fund and Aggressive Allocation Fund are each referred to as a “Target Risk Fund” and together as the “Target Risk Funds.”
The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Money Market Fund is referred to as the “Money Market Fund.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund and Impact Bond Fund are together referred to as the “Fixed Income Funds.”
The Defensive Market Strategies® Fund, Equity Index Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund are together referred to as the “Equity Funds.”
The Impact Equity Fund was liquidated and terminated on July 25, 2025. In connection with the liquidation, all remaining shareholders who had not previously exchanged or redeemed all of their shares on or about the liquidation date either received a pro-rata share of a different Fund (tax-deferred accounts) or received a cash pro-rata distribution from the Fund (taxable accounts).
The Global Real Estate Securities Fund is referred to as the “Real Assets Fund.”
The Strategic Alternatives Fund is referred to as the “Alternatives Fund.”
There are two classes of shares issued by the Funds — the Institutional Class and the Investor Class (each, a “Class” and together the “Classes”). All Classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon its relative net assets.
Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed-income obligations, stocks and other investments. The Target Date and Target Risk Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Target Date and Target Risk Funds are commonly referred to as “Fund of Funds.”
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the accounting and preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires the Funds’ management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be significant.

a. Valuation of Securities
Each Fund, except the Money Market Fund, values securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.
Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.
Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost, which approximates current fair value.
Forward foreign currency contracts are valued based upon closing exchange rates from each respective foreign market.
Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.
Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.
Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2.i., “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).
Non-deliverable bond forward contracts are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2.i., “Derivative Financial Instruments” for additional information regarding the valuation of non-deliverable bond forward contracts).
To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Valuation Designee, which consists of the voting members of the GuideStone Capital Management, LLC's (“GSCM” or “Adviser”) Valuation Committee. Securities for which market quotations are not readily available are valued at fair value according to methods established by the Valuation Designee. Due to the potential excessive volatility at the time valuations are developed, pricing may materially vary from the actual amounts realized upon sale of the securities.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If management becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Funds use Intercontinental Exchange (“ICE”) as a third-party fair valuation vendor. ICE provides a fair value for foreign equity securities held by the Funds based on certain factors and methodologies applied by ICE in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with the Board of Directors. The specific threshold may be set to 0.00% such that the adjustments to fair value for market movements occur daily to strike a more accurate NAV according to the most recently available information. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. This value is called the fair value trigger. The methodologies will only apply to those securities for which a "confidence interval" has been exceeded. ICE has established confidence intervals for each foreign security that determines the level of correlation between the fair value of the foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the valuation procedures is exceeded on a specific day, the Funds will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ICE.

Each Fund values their investments in underlying Funds daily at the closing NAV of each respective Fund.
The Financial Accounting Standards Board’s “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the requirements of U.S. GAAP, the amounts of transfers in and out of level 3, if material, are disclosed in the Note to Schedule of Investments for each respective fund.
b. Fixed Income Securities
The Fixed Income Funds, the Money Market Fund, and the Strategic Alternatives Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and/or other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO”

class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.
“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities.”
The Fixed Income Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.
U.S. government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the NAV of the Funds’ shares. Some U.S. government securities, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.
c. Foreign Currency Translations
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rate.
d. Loan Participations
The Fixed Income Funds, Defensive Market Strategies® Fund and Strategic Alternatives Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
The Fixed Income Funds, Defensive Market Strategies® Fund and Strategic Alternatives Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.
e. Real Estate Investment Securities
Each Select Fund may invest in real estate investment trusts (“REITs”) and other real estate related securities.  A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate and can generally be classified as an equity REIT, mortgage REIT or hybrid REIT.  Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property.  Hybrid REITs combine characteristics of both equity REITs and mortgage REITs.  REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended.  Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In addition, adverse economic, business or political developments affecting the real estate sector could have a major effect on the value of a REIT and other real estate related securities.
Dividend income from REITs is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
f. Repurchase Agreements
Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed-upon date and price. It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities, or by other securities sufficiently guaranteed and liquid in accordance with Rule 5b-3 under the 1940 Act. Any repurchase agreement entered into by a Fund will be collateralized by at least 100% of the repurchase price

(including accrued interest) for repurchase agreements collateralized by U.S. Government securities or cash, and at least 102% of the repurchase price (including accrued interest) for other types of collateral. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
Repurchase transactions are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
At December 31, 2025, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Money Market
Bank of Nova Scotia	$100,000,000	$(100,000,000)	$—	$—
BNP Paribas	115,000,000	(115,000,000)	—	—
Citigroup Global Markets, Inc.	95,000,000	(95,000,000)	—	—
Goldman Sachs & Co.	93,000,000	(93,000,000)	—	—
Mitsubishi UFJ Securities USA, Inc.	107,000,000	(107,000,000)	—	—
Mizuho Securities USA, Inc.	120,000,000	(120,000,000)	—	—
Natixis S.A.	100,000,000	(100,000,000)	—	—
TD Securities USA LLC	80,000,000	(80,000,000)	—	—
Total Repurchase Agreements	$810,000,000	$(810,000,000)	$—	$—
Medium-Duration Bond
Citigroup Global Markets, Inc.	$54,000,000	$(54,000,000)	$—	$—
Deutsche Bank Securities, Inc.	318,000,000	(318,000,000)	—	—
Total Repurchase Agreements	$372,000,000	$(372,000,000)	$—	$—
(1) The value of the related collateral received was equal to or exceeded the value of the repurchase agreement as of December 31, 2025.
(2) Net amount represents the net amount of receivable due from (payable to) the counterparty in the event of a default.
Additional information about netting arrangements under the Master Agreements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.
g. Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. Cash deposited with the broker is recorded as an asset on the Statements of Assets and Liabilities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.
The Fixed Income Funds and Strategic Alternatives Fund may sell short U.S. Treasury securities and derivatives such as, but not limited to, swaps, futures contracts and currency forwards to manage risk (e.g., duration, currency, credit, etc.). The Fixed Income Funds may occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund may be involved in dollar roll transactions with U.S. Treasury securities throughout the year. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value of up to 40% of the Fund's assets. The Defensive Market

Strategies® Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets.
At December 31, 2025, the value of securities sold short was $26,806,224 in the Strategic Alternatives Fund.
h. Synthetic Convertible Instruments
The Defensive Market Strategies® Fund establishes synthetic convertible instruments. Synthetic convertible instruments combine fixed-income securities (which may be convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a basket of fixed-income securities is pooled with a basket of options or warrants that produce the characteristics similar to a convertible security. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.
i. Derivative Financial Instruments
The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.
FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” requires additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.
Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed-upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
Foreign Currency Options and Futures — The Fixed Income Funds, Global Real Estate Securities Fund, International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund, Strategic Alternatives Fund and the Defensive Market Strategies® Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Non-Deliverable Bond Forward Contracts — A non-deliverable bond forward is a short-term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by the Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.
Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the security increases. In the case of an uncovered call option, the Fund must either purchase the underlying instrument at market price to meet its call obligations or settle the obligations with a cash payment, and there is a risk of unlimited loss. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options on the Statements of Assets and Liabilities.
Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed-upon swap agreement on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap agreement amounts reported in the Statements of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Certain Funds may enter into swap agreements, such as total return swaps. The Equity Funds may enter into equity swap agreements, and the International Equity Fund and Emerging Markets Equity Fund may also enter into cross-currency swap agreements. The Fixed Income Funds may enter into interest rate, credit default, inflation index, and cross-currency swap agreements. The Strategic Alternatives Fund may enter into equity and interest rate swap agreements.
Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).
Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Directors. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.
Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Certain Funds’ derivative agreements contain provisions that require a Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the year ended December 31, 2025, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.
Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement, and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation's default.
CDS agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. A Fund may use CDS on credit indexes to hedge a portfolio of CDS or bonds with a CDS on indexes which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indexes are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of year-end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year-end for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.
Centrally Cleared Swap Agreements — Centrally cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange (the “Exchanges”), where the Exchanges are the counterparty to both the buyer and seller of protection. Centrally cleared swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Centrally cleared swaps require no payments at the beginning of the measurement period, nor are there liquidation payments at the termination of the swap.
Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap agreements may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.
Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.
Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of an underlying commodity. In return, a Fund receives either a fixed rate of interest or a rate determined by a floating rate index. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indexes involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into an equity or fixed income swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value.
Forward Rate Agreements — Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date.  The Funds enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.
Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets.
Inflation Index Swap Agreements — Inflation index swap agreements involve managing the exposure to inflation risk. An inflation index swap is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap agreement is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap contract is entered into, the swap contract will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap agreement is entered into, the swap agreement will decrease in value.
Offsetting of Financial and Derivative Assets and Liabilities
Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the Fund’s portfolio or Statements of Assets and Liabilities. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to an ISDA MA in the Statements of Assets and Liabilities.
At December 31, 2025, derivative assets and liabilities (by type) held by the Funds are as follows:

Fund	Assets	Liabilities
MyDestination 2015
Derivative Financial Instruments:
Futures contracts	$—	$77,290
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	77,290
Derivatives not subject to an ISDA MA or similar agreement	—	77,290
Total assets and liabilities subject to an ISDA MA	$—	$—
MyDestination 2025
Derivative Financial Instruments:
Futures contracts	$—	$233,445
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	233,445
Derivatives not subject to an ISDA MA or similar agreement	—	233,445
Total assets and liabilities subject to an ISDA MA	$—	$—
MyDestination 2035
Derivative Financial Instruments:
Futures contracts	$—	$272,845
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	272,845
Derivatives not subject to an ISDA MA or similar agreement	—	272,845
Total assets and liabilities subject to an ISDA MA	$—	$—
MyDestination 2045
Derivative Financial Instruments:
Futures contracts	$—	$239,355
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	239,355
Derivatives not subject to an ISDA MA or similar agreement	—	239,355
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
MyDestination 2055
Derivative Financial Instruments:
Futures contracts	$—	$130,020
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	130,020
Derivatives not subject to an ISDA MA or similar agreement	—	130,020
Total assets and liabilities subject to an ISDA MA	$—	$—
Low-Duration Bond
Derivative Financial Instruments:
Futures contracts	$—	$119,616
Forward foreign currency contracts	162,348	277,447
Options	74,408	—
Centrally cleared swaps	116,935	—
Swap agreements	22,221	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	375,912	397,063
Derivatives not subject to an ISDA MA or similar agreement	116,937	119,616
Total assets and liabilities subject to an ISDA MA	$258,975	$277,447
Medium-Duration Bond
Derivative Financial Instruments:
Futures contracts	$—	$893,868
Forward foreign currency contracts	1,204,182	2,563,209
Options	1,087,652	793,119
Centrally cleared swaps	616,239	—
Swap agreements	12,660	33,836
Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,920,733	4,284,032
Derivatives not subject to an ISDA MA or similar agreement	797,020	1,016,289
Total assets and liabilities subject to an ISDA MA	$2,123,713	$3,267,743
Global Bond
Derivative Financial Instruments:
Futures contracts	$—	$129,462
Forward foreign currency contracts	8,676,339	8,808,816
Options	17,404	6,137
Centrally cleared swaps	8,840	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	8,702,583	8,944,415
Derivatives not subject to an ISDA MA or similar agreement	1,264,066	1,644,651
Total assets and liabilities subject to an ISDA MA	$7,438,517	$7,299,764
Impact Bond
Derivative Financial Instruments:
Futures contracts	$—	$2,117
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	2,117
Derivatives not subject to an ISDA MA or similar agreement	—	2,117
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
Defensive Market Strategies®
Derivative Financial Instruments:
Futures contracts	$—	$304,944
Options	82,094,191	3,083,262
Total derivative assets and liabilities in the Statements of Assets and Liabilities	82,094,191	3,388,206
Derivatives not subject to an ISDA MA or similar agreement	82,094,191	3,388,206
Total assets and liabilities subject to an ISDA MA	$—	$—
Equity Index
Derivative Financial Instruments:
Futures contracts	$—	$708,975
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	708,975
Derivatives not subject to an ISDA MA or similar agreement	—	708,975
Total assets and liabilities subject to an ISDA MA	$—	$—
Value Equity Index
Derivative Financial Instruments:
Futures contracts	$—	$37,260
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	37,260
Derivatives not subject to an ISDA MA or similar agreement	—	37,260
Total assets and liabilities subject to an ISDA MA	$—	$—
Value Equity
Derivative Financial Instruments:
Futures contracts	$—	$100,913
Forward foreign currency contracts	8,920	95,416
Total derivative assets and liabilities in the Statements of Assets and Liabilities	8,920	196,329
Derivatives not subject to an ISDA MA or similar agreement	8,920	196,329
Total assets and liabilities subject to an ISDA MA	$—	$—
Growth Equity Index
Derivative Financial Instruments:
Futures contracts	$—	$68,770
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	68,770
Derivatives not subject to an ISDA MA or similar agreement	—	68,770
Total assets and liabilities subject to an ISDA MA	$—	$—
Growth Equity
Derivative Financial Instruments:
Futures contracts	$—	$47,092
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	47,092
Derivatives not subject to an ISDA MA or similar agreement	—	47,092
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
Small Cap Equity
Derivative Financial Instruments:
Futures contracts	$—	$286,634
Forward foreign currency contracts	141	6,484
Total derivative assets and liabilities in the Statements of Assets and Liabilities	141	293,118
Derivatives not subject to an ISDA MA or similar agreement	141	293,118
Total assets and liabilities subject to an ISDA MA	$—	$—
International Equity Index
Derivative Financial Instruments:
Futures contracts	$—	$501,390
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	501,390
Derivatives not subject to an ISDA MA or similar agreement	—	501,390
Total assets and liabilities subject to an ISDA MA	$—	$—
International Equity
Derivative Financial Instruments:
Futures contracts	$—	$189,829
Forward foreign currency contracts	2,001,817	2,233,870
Centrally cleared swaps	57,913	545,078
Swap agreements	2,113,927	813,833
Total derivative assets and liabilities in the Statements of Assets and Liabilities	4,173,657	3,782,610
Derivatives not subject to an ISDA MA or similar agreement	57,913	734,906
Total assets and liabilities subject to an ISDA MA	$4,115,744	$3,047,704
Emerging Markets Equity
Derivative Financial Instruments:
Futures contracts	$217,719	$—
Forward foreign currency contracts	2,125,902	3,452,143
Centrally cleared swaps	3,965,281	—
Swap agreements	2,150,281	731,818
Total derivative assets and liabilities in the Statements of Assets and Liabilities	8,459,183	4,183,961
Derivatives not subject to an ISDA MA or similar agreement	4,183,000	—
Total assets and liabilities subject to an ISDA MA	$4,276,183	$4,183,961
Global Real Estate Securities
Derivative Financial Instruments:
Futures contracts	$—	$6,080
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	6,080
Derivatives not subject to an ISDA MA or similar agreement	—	6,080
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
Strategic Alternatives
Derivative Financial Instruments:
Futures contracts	$168,826	$—
Forward foreign currency contracts	614,931	644,998
Options	293,406	237,415
Centrally cleared and total return basket swaps	134,750	5,671
Swap agreements	833,685	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,045,598	888,084
Derivatives not subject to an ISDA MA or similar agreement	303,576	5,715
Total assets and liabilities subject to an ISDA MA	$1,742,022	$882,369
The futures contracts and centrally cleared swap agreements shown above represent the variation margin shown on the Statements of Assets and Liabilities, which is the daily change in the unrealized appreciation (depreciation) for open futures and centrally cleared swap agreements.
At December 31, 2025, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA MA and net of the related collateral (received)/pledged by the Trust are as follows:

Fund/Sub-adviser/Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure
Low-Duration Bond
Sub-adviser B
Other Counterparties*	$258,975	$(277,447)	$(18,472)	$(11,049)	$(29,521)
Total Derivatives	$258,975	$(277,447)	$(18,472)	$(11,049)	$(29,521)
Medium-Duration Bond
Sub-adviser A
Other Counterparties*	$943,280	$(1,163,200)	$(219,920)	$156,909	$(63,011)
Sub-adviser B
Other Counterparties*	995,236	(1,922,984)	(927,748)	937,629	9,881
Sub-adviser D
Other Counterparties*	185,197	(181,559)	3,638	19,202	22,840
Total Derivatives	$2,123,713	$(3,267,743)	$(1,144,030)	$1,113,740	$(30,290)
Global Bond
Sub-adviser B
Other Counterparties*	$6,850,575	$(6,681,216)	$169,359	$(865,243)	$(695,884)
Sub-adviser C
Other Counterparties*	183	—	183	—	183
Sub-adviser D
Other Counterparties*	587,759	(618,548)	(30,789)	31,734	945
Total Derivatives	$7,438,517	$(7,299,764)	$138,753	$(833,509)	$(694,756)
International Equity
Sub-adviser A
Other Counterparties*	$4,115,744	$(3,047,704)	$1,068,040	$(1,068,040)	$—
Total Derivatives	$4,115,744	$(3,047,704)	$1,068,040	$(1,068,040)	$—
Emerging Markets Equity
Sub-adviser A
Other Counterparties*	$4,276,183	$(4,183,961)	$92,222	$(92,222)	$—
Total Derivatives	$4,276,183	$(4,183,961)	$92,222	$(92,222)	$—

Fund/Sub-adviser/Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure
Strategic Alternatives
Sub-adviser B
Other Counterparties*	$908,337	$(882,369)	$25,968	$2,099	$28,067
Sub-adviser E
Other Counterparties*	833,685	—	833,685	(833,685)	—
Total Derivatives	$1,742,022	$(882,369)	$859,653	$(831,586)	$28,067
*Other Counterparties represent the aggregate amounts that are held with counterparties where the respective Fund's net exposure to each such counterparty is less than 0.05% of the net assets of the Fund. Those holdings are deemed individually immaterial to the respective Fund and are listed collectively.
Additional information about netting arrangements under the Master Agreements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.
Derivative Holdings Categorized by Risk Exposure
FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Receivables: Variation margin*	Payables: Variation margin*
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Foreign exchange contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts
Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Equity contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Receivables: Variation margin*	Payables: Variation margin*
Inflation contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and centrally cleared swap agreements. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until December 31, 2025.

	Asset Derivative Value
Fund	Total Value at 12/31/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Low-Duration Bond
Forwards	$162,348	$—	$162,348	$—	$—	$—
Futures	526,445	526,445	—	—	—	—
Purchased Options	74,408	74,408	—	—	—	—
Swaps	242,323	220,104	—	22,219	—	—
Totals	$1,005,524	$820,957	$162,348	$22,219	$—	$—

	Asset Derivative Value
Fund	Total Value at 12/31/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Medium-Duration Bond
Forwards	$1,204,182	$—	$1,204,182	$—	$—	$—
Futures	1,296,558	1,296,558	—	—	—	—
Purchased Options	1,087,652	891,117	12,515	—	184,020	—
Swaps	14,528,627	14,046,250	—	482,377	—	—
Totals	$18,117,019	$16,233,925	$1,216,697	$482,377	$184,020	$—
Global Bond
Forwards	$8,676,339	$—	$8,676,339	$—	$—	$—
Futures	515,890	507,880	8,010	—	—	—
Purchased Options	17,404	—	—	17,404	—	—
Swaps	295,953	82,726	—	39,484	—	173,743
Totals	$9,505,586	$590,606	$8,684,349	$56,888	$—	$173,743
Impact Bond
Futures	$23	$23	$—	$—	$—	$—
Swaps	126	—	—	126	—	—
Totals	$149	$23	$—	$126	$—	$—
Defensive Market Strategies®
Futures	$40,711	$—	$—	$—	$40,711	$—
Purchased Options	82,094,191	—	—	—	82,094,191	—
Totals	$82,134,902	$—	$—	$—	$82,134,902	$—
Value Equity Index
Futures	$2,143	$—	$—	$—	$2,143	$—
Value Equity
Forwards	$8,920	$—	$8,920	$—	$—	$—
Futures	57,818	—	—	—	57,818	—
Totals	$66,738	$—	$8,920	$—	$57,818	$—
Growth Equity Index
Futures	$1,427	$—	$—	$—	$1,427	$—
Growth Equity
Futures	$14,130	$—	$—	$—	$14,130	$—
Small Cap Equity
Forwards	$141	$—	$141	$—	$—	$—

	Asset Derivative Value
Fund	Total Value at 12/31/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
International Equity Index
Futures	$390,227	$—	$—	$—	$390,227	$—
International Equity
Forwards	$2,001,817	$—	$2,001,817	$—	$—	$—
Futures	475,445	—	—	—	475,445	—
Swaps	2,113,927	—	—	—	2,113,927	—
Totals	$4,591,189	$—	$2,001,817	$—	$2,589,372	$—
Emerging Markets Equity
Forwards	$2,125,902	$—	$2,125,902	$—	$—	$—
Futures	710,380	1,454	—	—	708,926	—
Swaps	2,150,281	—	—	—	2,150,281	—
Totals	$4,986,563	$1,454	$2,125,902	$—	$2,859,207	$—
Strategic Alternatives
Forwards	$614,931	$—	$614,931	$—	$—	$—
Futures	573,950	551,553	22,397	—	—	—
Purchased Options	293,406	293,406	—	—	—	—
Swaps	6,792,029	5,958,344	—	—	833,685	—
Totals	$8,274,316	$6,803,303	$637,328	$—	$833,685	$—

	Liabilities Derivative Value
Fund	Total Value at 12/31/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
MyDestination 2015
Futures	$219,556	$—	$—	$—	$219,556	$—
MyDestination 2025
Futures	$654,138	$—	$—	$—	$654,138	$—
MyDestination 2035
Futures	$768,218	$—	$—	$—	$768,218	$—
MyDestination 2045
Futures	$674,512	$—	$—	$—	$674,512	$—
MyDestination 2055
Futures	$367,664	$—	$—	$—	$367,664	$—

	Liabilities Derivative Value
Fund	Total Value at 12/31/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Low-Duration Bond
Forwards	$277,447	$—	$277,447	$—	$—	$—
Futures	269,570	269,570	—	—	—	—
Swaps	236,320	236,320	—	—	—	—
Totals	$783,337	$505,890	$277,447	$—	$—	$—
Medium-Duration Bond
Forwards	$2,563,209	$—	$2,563,209	$—	$—	$—
Futures	2,740,839	2,740,839	—	—	—	—
Written Options	793,119	667,134	3,564	—	122,421	—
Swaps	12,190,169	11,999,163	—	191,006	—	—
Totals	$18,287,336	$15,407,136	$2,566,773	$191,006	$122,421	$—
Global Bond
Forwards	$8,808,816	$—	$8,808,816	$—	$—	$—
Futures	383,501	381,755	1,746	—	—	—
Written Options	6,137	—	—	6,137	—	—
Swaps	355,924	75,886	—	—	—	280,038
Totals	$9,554,378	$457,641	$8,810,562	$6,137	$—	$280,038
Impact Bond
Futures	$6,435	$6,435	$—	$—	$—	$—
Defensive Market Strategies®
Futures	$548,273	$548,273	$—	$—	$—	$—
Written Options	3,083,262	—	—	—	3,083,262	—
Totals	$3,631,535	$548,273	$—	$—	$3,083,262	$—
Equity Index
Futures	$73,568	$—	$—	$—	$73,568	$—
Value Equity Index
Futures	$41,724	$—	$—	$—	$41,724	$—
Value Equity
Forwards	$95,416	$—	$95,416	$—	$—	$—
Growth Equity Index
Futures	$121,669	$—	$—	$—	$121,669	$—

	Liabilities Derivative Value
Fund	Total Value at 12/31/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Small Cap Equity
Forwards	$6,484	$—	$6,484	$—	$—	$—
Futures	806,052	—	—	—	806,052	—
Totals	$812,536	$—	$6,484	$—	$806,052	$—
International Equity
Forwards	$2,233,870	$—	$2,233,870	$—	$—	$—
Futures	227,799	—	—	—	227,799	—
Swaps	813,833	—	—	—	813,833	—
Totals	$3,275,502	$—	$2,233,870	$—	$1,041,632	$—
Emerging Markets Equity
Forwards	$3,452,143	$—	$3,452,143	$—	$—	$—
Futures	98,252	—	—	—	98,252	—
Swaps	731,818	—	—	—	731,818	—
Totals	$4,282,213	$—	$3,452,143	$—	$830,070	$—
Global Real Estate Securities
Futures	$3,047	$—	$—	$—	$3,047	$—
Strategic Alternatives
Forwards	$644,998	$—	$644,998	$—	$—	$—
Futures	395,259	170,288	224,971	—	—	—
Written Options	237,415	237,371	—	—	44	—
Swaps	3,673,137	3,673,137	—	—	—	—
Totals	$4,950,809	$4,080,796	$869,969	$—	$44	$—

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Foreign exchange contracts	Net realized gain (loss) from: Foreign currency
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Foreign currency
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Credit contracts	Net realized gain (loss) from: Swap agreements
Net change in unrealized appreciation (depreciation) on: Swap agreements
Equity contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net unrealized appreciation (depreciation) on: Futures
Net unrealized appreciation (depreciation) on: Option contracts written
Net unrealized appreciation (depreciation) on: Option contracts purchased
Inflation contracts	Net realized gain (loss) from: Swap agreements
Net change in unrealized appreciation (depreciation) on: Swap agreements

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 12/31/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
MyDestination 2015
Futures	$275,056	$—	$—	$—	$275,056	$—
MyDestination 2025
Futures	$776,716	$—	$—	$—	$776,716	$—
MyDestination 2035
Futures	$(754,196)	$—	$—	$—	$(754,196)	$—
MyDestination 2045
Futures	$(517,437)	$—	$—	$—	$(517,437)	$—
MyDestination 2055
Futures	$(227,423)	$—	$—	$—	$(227,423)	$—
Conservative Allocation
Futures	$80	$—	$—	$—	$80	$—

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 12/31/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Low-Duration Bond
Forwards	$642,331	$—	$642,331	$—	$—	$—
Futures	2,376,224	2,376,224	—	—	—	—
Purchased Options	(154,486)	(154,486)	—	—	—	—
Swaps	(1,612,319)	(1,573,771)	—	(38,548)	—	—
Written Options	(47,972)	—	—	(47,972)	—	—
Totals	$1,203,778	$647,967	$642,331	$(86,520)	$—	$—
Medium-Duration Bond
Forwards	$(4,234,671)	$—	$(4,234,671)	$—	$—	$—
Futures	3,093,485	3,093,485	—	—	—	—
Purchased Options	(688,619)	(104,081)	(584,538)	—	—	—
Swaps	5,470,993	4,044,434	—	1,487,790	(61,231)	—
Written Options	1,811,401	1,774,546	34,095	2,760	—	—
Totals	$5,452,589	$8,808,384	$(4,785,114)	$1,490,550	$(61,231)	$—
Global Bond
Forwards	$(7,604,372)	$—	$(7,604,372)	$—	$—	$—
Futures	(1,394,132)	(591,632)	(802,500)	—	—	—
Purchased Options	7	7	—	—	—	—
Swaps	262,429	(163,795)	—	382,154	—	44,070
Totals	$(8,736,068)	$(755,420)	$(8,406,872)	$382,154	$—	$44,070
Impact Bond
Futures	$19,240	$19,240	$—	$—	$—	$—
Swaps	5,398	—	—	5,398	—	—
Totals	$24,638	$19,240	$—	$5,398	$—	$—
Defensive Market Strategies®
Futures	$4,799,768	$2,017,445	$—	$—	$2,782,323	$—
Purchased Options	32,220,451	—	—	—	32,220,451	—
Written Options	24,218,348	—	—	—	24,218,348	—
Totals	$61,238,567	$2,017,445	$—	$—	$59,221,122	$—
Equity Index
Futures	$11,939,929	$—	$—	$—	$11,939,929	$—

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 12/31/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Value Equity Index
Futures	$733,533	$—	$—	$—	$733,533	$—
Value Equity
Forwards	$(1,939,038)	$—	$(1,939,038)	$—	$—	$—
Futures	1,113,846	—	—	—	1,113,846	—
Totals	$(825,192)	$—	$(1,939,038)	$—	$1,113,846	$—
Growth Equity Index
Futures	$1,525,571	$—	$—	$—	$1,525,571	$—
Growth Equity
Futures	$(3,293,003)	$—	$—	$—	$(3,293,003)	$—
Small Cap Equity
Forwards	$(135,147)	$—	$(135,147)	$—	$—	$—
Futures	(2,599,536)	—	—	—	(2,599,536)	—
Totals	$(2,734,683)	$—	$(135,147)	$—	$(2,599,536)	$—
International Equity Index
Futures	$13,650,707	$—	$—	$—	$13,650,707	$—
International Equity
Forwards	$(470,224)	$—	$(470,224)	$—	$—	$—
Futures	12,982,026	—	—	—	12,982,026	—
Swaps	10,738,150	—	—	—	10,738,150	—
Totals	$23,249,952	$—	$(470,224)	$—	$23,720,176	$—
Emerging Markets Equity
Forwards	$(5,433,784)	$—	$(5,433,784)	$—	$—	$—
Futures	6,696,638	—	—	—	6,696,638	—
Swaps	11,000,641	—	—	—	11,000,641	—
Totals	$12,263,495	$—	$(5,433,784)	$—	$17,697,279	$—
Global Real Estate Securities
Forwards	$1,608	$—	$1,608	$—	$—	$—
Futures	134,113	—	—	—	134,113	—
Totals	$135,721	$—	$1,608	$—	$134,113	$—

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 12/31/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Strategic Alternatives
Forwards	$(183,865)	$—	$(183,865)	$—	$—	$—
Futures	(865,056)	1,036,715	(1,901,771)	—	—	—
Purchased Options	(94,839)	(94,839)	—	—	—	—
Swaps	(891,863)	1,602,763	—	—	(2,494,626)	—
Written Options	(64,002)	179,495	—	—	(243,497)	—
Totals	$(2,099,625)	$2,724,134	$(2,085,636)	$—	$(2,738,123)	$—

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 12/31/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
MyDestination 2015
Futures	$(219,556)	$—	$—	$—	$(219,556)	$—
MyDestination 2025
Futures	$(654,138)	$—	$—	$—	$(654,138)	$—
MyDestination 2035
Futures	$(445,968)	$—	$—	$—	$(445,968)	$—
MyDestination 2045
Futures	$(409,967)	$—	$—	$—	$(409,967)	$—
MyDestination 2055
Futures	$(232,319)	$—	$—	$—	$(232,319)	$—
Low-Duration Bond
Forwards	$(1,971,958)	$—	$(1,971,958)	$—	$—	$—
Futures	(260,571)	(260,571)	—	—	—	—
Purchased Options	(90,818)	(90,818)	—	—	—	—
Swaps	(242,120)	(250,373)	—	8,253	—	—
Totals	$(2,565,467)	$(601,762)	$(1,971,958)	$8,253	$—	$—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 12/31/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Medium-Duration Bond
Forwards	$(4,386,736)	$—	$(4,386,736)	$—	$—	$—
Futures	2,133,063	2,133,063	—	—	—	—
Purchased Options	(292,257)	(308,011)	15,754	—	—	—
Swaps	818,563	893,946	—	(75,383)	—	—
Written Options	176,527	176,527	—	—	—	—
Totals	$(1,550,840)	$2,895,525	$(4,370,982)	$(75,383)	$—	$—
Global Bond
Forwards	$(4,610,574)	$—	$(4,610,574)	$—	$—	$—
Futures	1,045,103	989,793	55,310	—	—	—
Purchased Options	(343,842)	—	—	(343,842)	—	—
Swaps	(67,541)	(51,231)	—	89,985	—	(106,295)
Written Options	199,218	—	—	199,218	—	—
Totals	$(3,777,636)	$938,562	$(4,555,264)	$(54,639)	$—	$(106,295)
Impact Bond
Futures	$20,720	$20,720	$—	$—	$—	$—
Swaps	146	—	—	146	—	—
Totals	$20,866	$20,720	$—	$146	$—	$—
Defensive Market Strategies®
Futures	$1,398,885	$191,258	$—	$—	$1,207,627	$—
Purchased Options	(8,288,175)	—	—	—	(8,288,175)	—
Written Options	6,532,721	—	—	—	6,532,721	—
Totals	$(356,569)	$191,258	$—	$—	$(547,827)	$—
Equity Index
Futures	$2,065,789	$—	$—	$—	$2,065,789	$—
Value Equity Index
Futures	$65,836	$—	$—	$—	$65,836	$—
Value Equity
Forwards	$(489,073)	$—	$(489,073)	$—	$—	$—
Futures	801,395	—	—	—	801,395	—
Totals	$312,322	$—	$(489,073)	$—	$801,395	$—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 12/31/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Growth Equity Index
Futures	$63,732	$—	$—	$—	$63,732	$—
Growth Equity
Futures	$755,193	$—	$—	$—	$755,193	$—
Small Cap Equity
Forwards	$(16,106)	$—	$(16,106)	$—	$—	$—
Futures	(210,647)	—	—	—	(210,647)	—
Totals	$(226,753)	$—	$(16,106)	$—	$(210,647)	$—
International Equity Index
Futures	$2,316,889	$—	$—	$—	$2,316,889	$—
International Equity
Forwards	$(665,997)	$—	$(665,997)	$—	$—	$—
Futures	1,703,900	—	—	—	1,703,900	—
Swaps	1,349,701	—	—	—	1,349,701	—
Totals	$2,387,604	$—	$(665,997)	$—	$3,053,601	$—
Emerging Markets Equity
Forwards	$(1,224,566)	$—	$(1,224,566)	$—	$—	$—
Futures	1,344,265	—	—	—	1,344,265	—
Swaps	1,531,682	—	—	—	1,531,682	—
Totals	$1,651,381	$—	$(1,224,566)	$—	$2,875,947	$—
Global Real Estate Securities
Futures	$15,119	$—	$—	$—	$15,119	$—
Strategic Alternatives
Forwards	$(70,140)	$—	$(70,140)	$—	$—	$—
Futures	(511,700)	98,969	(610,669)	—	—	—
Purchased Options	(208,121)	(208,121)	—	—	—	—
Swaps	2,487,863	2,555,182	—	—	(67,319)	—
Written Options	186,357	172,117	—	—	14,240	—
Totals	$1,884,259	$2,618,147	$(680,809)	$—	$(53,079)	$—

Volume of Derivative Transactions
The tables below summarize the average daily notional derivative transactions by Fund during the year ended December 31, 2025.
Activity for the period is measured by the number of transactions during the fiscal year and the average daily notional amount for open forward foreign currency contract transactions were as follows:

Fund	Number of transactions	Average notional market value of contracts
Low-Duration Bond	1,102	$324,416
Medium-Duration Bond	2,381	1,194,621
Global Bond	4,099	1,560,009
Value Equity	207	795,466
Small Cap Equity	116	65,553
International Equity	2,226	1,483,585
Emerging Markets Equity	4,643	906,724
Global Real Estate Securities	4	80,390
Strategic Alternatives	2,851	341,879
Activity for the period is measured by the average daily notional amount for long and short open future contracts. The amounts were as follows:

Fund	Long average notional market value of contracts	Short average notional market value of contracts
MyDestination 2015	$1,928,431	$ —
MyDestination 2025	4,917,432	—
MyDestination 2035	5,347,152	—
MyDestination 2045	5,278,404	—
MyDestination 2055	2,647,471	—
Low-Duration Bond	12,268,557	2,242,721
Medium-Duration Bond	7,859,846	9,165,469
Global Bond	1,663,407	3,243,673
Impact Bond	193,120	161,453
Defensive Market Strategies®	32,346,274	—
Equity Index	16,233,762	—
Value Equity Index	1,102,735	—
Value Equity	6,623,650	—
Growth Equity Index	985,636	—
Growth Equity	6,860,611	—
Small Cap Equity	5,647,054	—
International Equity Index	4,287,602	—
International Equity	3,337,721	2,794,883
Emerging Markets Equity	1,852,985	1,668,842
Global Real Estate Securities	674,645	180,830
Strategic Alternatives	4,787,236	2,477,053

Activity for the period is measured by the number of transactions during the fiscal year and the average daily premiums paid and received on open options transactions. The amounts were as follows:

Fund	Number of transactions	Average premiums paid and received
Low-Duration Bond	15	$26,035
Medium-Duration Bond	508	13,695
Global Bond	4	141,962
Defensive Market Strategies®	419	379,266
Strategic Alternatives	33	34,529
Activity for the period is measured by the average daily notional amount for buy and sell protection on credit default swap transactions. The amounts were as follows:

Fund	Buy protection average notional market value	Sell protection average notional market value
Low-Duration Bond	$3,180,000	$297,298
Medium-Duration Bond	5,500,000	5,061,576
Global Bond	7,612,000	1,753,037
Impact Bond	—	261,941
Activity for the period is measured by the average daily notional amount for interest rate swaps based on the payment or receipt of the fixed rate. The amounts were as follows:

Fund	Paid fixed rate average notional market value	Received fixed rate average notional market value
Low-Duration Bond	$6,623,532	$3,853,788
Medium-Duration Bond	8,865,588	13,076,924
Global Bond	1,035,215	6,230,694
Strategic Alternatives	5,485,774	8,452,164
Activity for the period is measured by the average daily notional amount for inflation swaps based on the payment or receipt of the fixed rate. The amounts were as follows:

Fund	Paid fixed rate average notional market value	Received fixed rate average notional market value
Global Bond	$14,102,200	$30,300,000
Activity for the period is measured by the average daily notional amount for total return swaps. The amounts were as follows:

Fund	Average notional market value of transactions
Medium-Duration Bond	$2,131,501
International Equity	619,008
Emerging Markets Equity	734,814
Strategic Alternatives	58,628

j. Dividends and Distributions to Shareholders
The Fixed Income Funds declare and pay dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. The Defensive Market Strategies® Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Value Equity Index Fund and Growth Equity Index Fund declare and pay dividends from net investment income semi-annually. Each of the other Funds (including all the Target Date Funds and Target Risk Funds) declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. Dividends and distributions to shareholders are recorded on the ex-dividend date.
k. Expenses
Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as shareholder reporting, registration, transfer agent and shareholder servicing fees.
l. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date, except certain dividends from foreign securities where the ex-date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is accrued daily, including the amortization of market premium and the accretion of market discount using the effective interest method. Realized gains and losses from security transactions are on an identified cost basis.
3. FEES AND OTHER TRANSACTIONS
a. Investment Advisory Fees (Affiliate)
Pursuant to a separate investment advisory agreement, GSCM acts as the Adviser to the Funds. As the Adviser, it provides an investment program for the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select and Target Date Fund’s investments. Under the asset allocation and general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds, and for such services, each sub-adviser receives a fee from the Funds. GSCM and the Trust have entered into sub-advisory agreements with Parametric Portfolio Associates LLC ("Parametric") with respect to the overlay program of each Fund (except the Money Market Fund) and the completion portfolio program of each Fund (except the Money Market Fund, Global Real Estate Securities Fund, Equity Index Fund, International Equity Index Fund, Value Equity Index Fund and Growth Equity Index Fund). When such services are utilized, Parametric receives a fee from the respective Funds. The aggregate advisory fees and sub-adviser fees are included in the Statements of Assets and Liabilities and Statements of Operations under “Investment advisory fees.”

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the year ended December 31, 2025, based upon average daily net assets, were as follows:

Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2015	0.10%	0.00%
MyDestination 2025	0.10%	0.00%
MyDestination 2035	0.10%	0.00%
MyDestination 2045	0.10%	0.00%
MyDestination 2055	0.10%	0.00%
MyDestination 2065	0.10%	0.00%
Conservative Allocation	0.10%	0.00%
Balanced Allocation	0.10%	0.00%
Moderately Aggressive Allocation Fund	0.10%	0.00%
Aggressive Allocation	0.10%	0.00%
Money Market	0.07%	0.04%
Low-Duration Bond	0.11%	0.18%
Medium-Duration Bond	0.15%	0.19%
Global Bond	0.25%	0.23%
Impact Bond	0.15%	0.22%
Defensive Market Strategies®	0.33%	0.27%
Equity Index	0.08%	0.01%
Value Equity Index	0.08%	0.02%
Value Equity	0.32%	0.26%
Growth Equity Index	0.08%	0.02%
Growth Equity	0.32%	0.28%
Small Cap Equity	0.33%	0.52%
International Equity Index	0.10%	0.01%
International Equity	0.33%	0.43%
Emerging Markets Equity	0.33%	0.51%
Global Real Estate Securities	0.33%	0.38%
Strategic Alternatives	0.40%	0.53%
b. Shareholder Servicing Fees (Affiliate)
The Board of Directors has adopted a Shareholder Service Plan for each Fund with an Investor Class. Under this Plan, the Investor Class is authorized to pay fees of 0.25% of average daily net assets to parties that provide services for and maintain shareholder accounts.
c. Expense Limitation (Affiliate)
The Impact Bond Fund, Strategic Alternatives Fund, Emerging Markets Equity Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund entered into expense cap agreements with GSCM, pursuant to which GSCM has agreed to pay, waive, or assume operating expenses of the Class(es) of the Fund without regard to any expense reductions realized through use of directed brokerage (and excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, expenses on securities sold short, and extraordinary expenses), which exceed, in the aggregate, the annual percentage rate of that Class’ average daily net assets as indicated below through April 30, 2026.
The Target Date Funds have entered into an expense cap agreement with GSCM, pursuant to which GSCM has agreed to pay, waive, or assume operating expenses of the Class(es) of the Fund (excluding extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of that Class’ average daily net assets as indicated below through April 30, 2026, or April 30, 2027, in the case of the MyDestination 2065 Fund.

The Expense Caps were as follows:

	For the Period January 1, 2025 to April 30, 2025		For the Period May 1, 2025 to December 30, 2025		For the one day Period December 31, 2025
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2015	0.45%	0.75%	0.45%	0.75%	0.45%	0.75%
MyDestination 2025	0.45%	0.75%	0.45%	0.75%	0.45%	0.75%
MyDestination 2035	0.45%	0.75%	0.45%	0.75%	0.45%	0.75%
MyDestination 2045	0.45%	0.75%	0.45%	0.75%	0.45%	0.75%
MyDestination 2055	0.45%	0.75%	0.45%	0.75%	0.45%	0.75%
MyDestination 2065	N/A	N/A	N/A	N/A	0.45%	0.75%
Impact Bond	0.50%	0.79%	0.48%	0.76%	0.48%	0.76%
Value Equity Index	0.25%	0.50%	0.25%	0.50%	0.25%	0.50%
Growth Equity Index	0.25%	0.50%	0.25%	0.50%	0.25%	0.50%
International Equity Index	N/A	0.50%	N/A	0.50%	N/A	0.50%
Emerging Markets Equity	1.06%	1.31%	1.04%	1.31%	1.04%	1.31%
Strategic Alternatives	1.27%	1.52%	1.32%	1.57%	1.32%	1.57%

Each Fund in turn agreed to repay GSCM for any operating expenses in excess of the expense limitation reimbursed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation in place on the date in which (1) GSCM reimbursed operating expenses, or (2) during the year in which the reimbursement would be made, whichever is lower, and provided further that no amount will be reimbursed by the respective class of that Fund more than three years after the year in which it was reimbursed.
For those Funds that had operating expenses in excess of the expense limitation paid, waived or assumed by GSCM during the limitation period, the amounts subject to possible future reimbursement under the expense limitation agreement and the expiration schedule at December 31, 2025, are as follows:

	Institutional Class			Investor Class
Fund	2026	2027	2028	2026	2027	2028
MyDestination 2015	$111,279	$164,177	$168,609	$76,282	$60,780	$77,089
MyDestination 2025	263,265	356,660	356,508	117,390	52,352	57,913
MyDestination 2035	202,386	268,190	318,959	—	—	—
MyDestination 2045	—	—	—	—	—	—
MyDestination 2055	—	—	—	—	—	—
MyDestination 2065	N/A	N/A	—	N/A	N/A	—
Impact Bond	185,566	127,124	157,112	72,470	61,423	78,203
Value Equity Index	80,475	24,283	1,150	34,440	41,774	45,614
Growth Equity Index	44,057	10,131	—	37,860	25,353	3,920
International Equity Index	N/A	N/A	N/A	23,846	35,769	26,947
Emerging Markets Equity	N/A	179,514	242,049	N/A	85,452	105,600
Strategic Alternatives	493,819	116,865	25,570	106,325	58,774	39,456
The shareholder servicing agent, the Adviser, and/or the sub-adviser may voluntarily waive fees and/or reimburse expenses to the extent necessary to assist the Money Market Fund in attempting to maintain a yield of at least 0.00%.  Such yield waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser.  There is no guarantee that the Money Market Fund will maintain a positive yield. These previously waived fees are not subject to recoupment.

d. Brokerage Service Arrangements
Subject to best execution, the Adviser directs the sub-advisers to place a certain percentage of security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Funds. These payments can be found on the Statements of Operations under the heading “Fees Paid Indirectly.”

Fund	Expenses Paid Through Brokerage Service Agreements
Value Equity	$5,867
Growth Equity	8,059
Small Cap Equity	37,503
Global Real Estate Securities	18,163
e. Administrator, Transfer Agent and Distributor
The Northern Trust Company (“Northern Trust”) provides administrative and accounting services to the Funds. For its services as Administrator, Northern Trust is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.0028% and 0.0174% of average daily net assets. For its services as Transfer Agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.
Foreside Funds Distributors LLC serves as the Underwriter and does not receive any fees in its capacity as Underwriter from GuideStone Funds. The fees are paid by GSCM.
f. Investments in Affiliates
The Target Date and Target Risk Funds do not invest in the underlying Select Funds for the purpose of exercising management or control; however, investments made by each Target Date and Target Risk Fund within each of its principal investment strategies may represent a significant portion of an underlying Select Fund’s net assets. At December 31, 2025, the Target Date and Target Risk Funds were the owners of record of the following approximate percentages of the total outstanding shares of the underlying Select Funds as detailed below:

Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund
Money Market	0.74%	1.91%	2.29%	2.00%	1.15%
Low-Duration Bond	8.36	11.89	0.73	—	—
Medium-Duration Bond	6.88	18.83	15.86	6.02	1.50
Global Bond	5.95	16.65	19.26	7.65	1.90
Defensive Market Strategies®	4.48	16.17	15.08	6.50	3.34
Equity Index	2.31	8.34	13.51	16.07	9.63
Small Cap Equity	1.06	4.52	8.45	11.23	6.82
International Equity Index	3.86	14.12	23.18	27.92	16.70
Emerging Markets Equity	1.53	5.87	9.86	11.97	7.22
Global Real Estate Securities	1.80	6.66	10.13	11.23	6.65
Strategic Alternatives	2.55	7.34	8.23	—	—

Fund	Conservative Allocation Fund	Balanced Allocation Fund	Moderately Aggressive Allocation Fund	Aggressive Allocation Fund
Money Market	0.24%	0.65%	0.60%	0.62%
Low-Duration Bond	11.58	6.12	2.25	—
Medium-Duration Bond	3.76	11.15	4.28	—
Global Bond	1.76	15.69	4.17	—
Impact Bond	17.35	22.69	19.90	—
Defensive Market Strategies®	1.94	9.61	2.63	—

Fund	Conservative Allocation Fund	Balanced Allocation Fund	Moderately Aggressive Allocation Fund	Aggressive Allocation Fund
Value Equity Index	2.20%	13.44%	32.56%	30.44%
Value Equity	1.78	10.33	15.77	21.95
Growth Equity Index	1.38	8.55	20.58	19.34
Growth Equity	1.40	7.50	10.32	14.89
Small Cap Equity	0.45	2.99	4.93	7.17
International Equity	1.47	9.30	13.37	21.65
Emerging Markets Equity	0.91	6.06	10.11	14.83
Global Real Estate Securities	1.54	8.99	7.91	—
Strategic Alternatives	7.27	18.90	6.22	—
A summary of the Funds' total long-term and short-term purchases and sales of the shares of the underlying Select Funds during the year ended December 31, 2025, is as follows (amounts in thousands):

	Total Value at 12/31/24	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 12/31/25	Dividend Income	Distributions of Realized Gains
MyDestination 2015
Money Market	$12,632	$78,938	$76,603	$—	$—	$14,967	$426	$1
Low-Duration Bond	68,780	13,783	7,925	119	716	75,473	3,108	—
Medium-Duration Bond	225,235	40,895	26,890	(6,298)	14,218	247,160	10,795	—
Global Bond	38,157	7,091	4,955	(822)	2,511	41,982	1,331	—
Defensive Market Strategies®	75,123	8,889	30,146	(3,481)	4,096	54,481	1,464	4,309
Equity Index	128,066	27,880	36,745	10,811	8,402	138,414	1,431	718
International Equity Index	58,527	8,543	17,080	3,293	10,154	63,437	2,718	936
Small Cap Equity	15,244	6,019	12,265	499	(515)	8,982	47	901
Emerging Markets Equity	14,448	1,590	5,695	1,249	2,712	14,304	276	294
Global Real Estate Securities	5,937	348	960	(114)	406	5,617	229	—
Strategic Alternatives	6,871	606	150	(15)	(101)	7,211	296	195
	$649,020	$194,582	$219,414	$5,241	$42,599	$672,028	$22,121	$7,354
MyDestination 2025
Money Market	$26,416	$154,555	$142,359	$—	$—	$38,612	$1,049	$2
Low-Duration Bond	76,736	34,724	5,075	102	936	107,423	3,934	—
Medium-Duration Bond	592,937	137,520	75,550	(17,792)	39,029	676,144	28,745	—
Global Bond	103,042	22,631	12,801	(1,634)	6,221	117,459	3,611	—
Defensive Market Strategies®	256,634	31,515	93,356	(3,296)	5,136	196,633	5,192	15,378
Equity Index	437,565	83,261	89,980	35,672	32,053	498,571	5,072	2,558
International Equity Index	203,127	27,983	45,065	11,053	34,953	232,051	9,883	3,390
Small Cap Equity	52,466	20,047	33,865	3,105	(3,448)	38,305	195	3,706
Emerging Markets Equity	50,517	4,796	14,425	1,343	12,533	54,764	1,027	1,099
Global Real Estate Securities	20,546	1,941	2,740	153	848	20,748	801	—
Strategic Alternatives	19,087	3,484	1,440	(98)	(249)	20,784	853	561
	$1,839,073	$522,457	$516,656	$28,608	$128,012	$2,001,494	$60,362	$26,694

	Total Value at 12/31/24	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 12/31/25	Dividend Income	Distributions of Realized Gains
MyDestination 2035
Money Market	$25,731	$146,760	$126,225	$—	$—	$46,266	$1,139	$2
Low-Duration Bond	—	7,142	560	4	25	6,611	137	—
Medium-Duration Bond	427,776	169,411	44,435	(10,607)	27,323	569,468	22,576	—
Global Bond	106,806	32,838	8,845	(1,033)	6,033	135,799	3,912	—
Defensive Market Strategies®	207,431	41,252	66,480	(7,921)	9,066	183,348	4,678	13,996
Equity Index	672,354	107,059	79,070	38,326	69,380	808,049	8,152	4,119
International Equity Index	316,428	38,700	46,470	10,075	62,327	381,060	16,198	5,548
Small Cap Equity	81,218	28,560	36,760	2,196	(3,601)	71,613	368	6,974
Emerging Markets Equity	78,571	5,289	14,161	(616)	22,995	92,078	1,718	1,838
Global Real Estate Securities	27,751	5,949	3,505	(97)	1,475	31,573	1,149	—
Strategic Alternatives	19,105	6,242	1,620	(156)	(270)	23,301	950	622
	$1,963,171	$589,202	$428,131	$30,171	$194,753	$2,349,166	$60,977	$33,099
MyDestination 2045
Money Market	$20,595	$118,132	$98,205	$—	$—	$40,522	$973	$2
Medium-Duration Bond	149,476	72,796	12,225	(2,530)	8,557	216,074	8,196	—
Global Bond	37,369	16,953	2,225	(381)	2,210	53,926	1,447	—
Defensive Market Strategies®	85,217	22,402	28,901	(3,384)	3,757	79,091	1,986	5,953
Equity Index	755,943	106,185	26,301	12,960	112,192	960,979	9,615	4,867
International Equity Index	360,152	55,974	39,920	7,689	75,052	458,947	19,484	6,677
Small Cap Equity	92,217	32,170	26,725	(1,209)	(1,195)	95,258	488	9,198
Emerging Markets Equity	89,402	8,348	12,155	(1,025)	27,184	111,754	2,084	2,231
Global Real Estate Securities	28,354	8,131	2,910	(32)	1,460	35,003	1,245	—
	$1,618,725	$441,091	$249,567	$12,088	$229,217	$2,051,554	$45,518	$28,928
MyDestination 2055
Money Market	$8,406	$86,332	$71,457	$—	$—	$23,281	$497	$1
Medium-Duration Bond	33,193	22,730	3,560	(172)	1,600	53,791	1,945	—
Global Bond	8,291	5,865	1,170	20	414	13,420	339	—
Defensive Market Strategies®	41,942	13,408	14,900	(2,023)	2,165	40,592	999	3,026
Equity Index	413,955	93,824	3,660	1,895	70,167	576,181	5,613	2,871
International Equity Index	197,658	51,199	20,781	4,206	42,244	274,526	11,610	3,971
Small Cap Equity	50,797	22,727	14,130	842	(2,383)	57,853	296	5,573
Emerging Markets Equity	48,944	7,660	4,155	875	14,110	67,434	1,248	1,329
Global Real Estate Securities	15,472	4,904	431	56	723	20,724	719	—
	$818,658	$308,649	$134,244	$5,699	$129,040	$1,127,802	$23,266	$16,771

	Total Value at 12/31/24	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 12/31/25	Dividend Income	Distributions of Realized Gains
Conservative Allocation
Money Market	$6,086	$47,743	$48,931	$—	$—	$4,898	$219	$—*
Low-Duration Bond	182,107	13,058	92,155	(2,824)	4,399	104,585	5,702	—
Medium-Duration Bond	48,860	92,430	10,154	(8)	3,795	134,923	4,725	—
Global Bond	12,121	1,838	2,045	(311)	832	12,435	408	—
Defensive Market Strategies®	30,757	4,651	12,030	(993)	1,236	23,621	618	1,854
Impact Bond	15,999	1,347	1,186	(40)	168	16,288	742	—
Impact Equity	7,181	2,298	8,670	(205)	(604)	—	49	1,999
Value Equity Index	5,501	1,153	1,395	220	300	5,779	90	163
Value Equity	16,543	7,986	4,939	473	(626)	19,437	253	2,432
Growth Equity Index	5,490	2,741	3,436	830	76	5,701	18	183
Growth Equity	16,451	18,141	6,754	1,106	(1,652)	27,292	—	3,200
Small Cap Equity	4,025	1,926	2,011	(31)	(82)	3,827	20	371
International Equity	21,323	6,236	9,060	1,586	1,755	21,840	520	1,599
Emerging Markets Equity	9,031	1,238	4,180	880	1,505	8,474	164	175
Global Real Estate Securities	4,834	189	465	14	219	4,791	188	—
Strategic Alternatives	20,059	2,624	1,775	(128)	(191)	20,589	850	559
	$406,368	$205,599	$209,186	$569	$11,130	$414,480	$14,566	$12,535
Balanced Allocation
Money Market	$18,182	$78,733	$83,813	$—	$—	$13,102	$607	$1
Low-Duration Bond	50,527	15,534	11,415	(420)	1,033	55,259	2,239	—
Medium-Duration Bond	366,771	55,246	34,490	(5,671)	18,332	400,188	17,551	—
Global Bond	101,118	27,420	22,272	(3,084)	7,481	110,663	3,430	—
Defensive Market Strategies®	132,918	17,546	34,175	(3,091)	3,710	116,908	2,876	8,886
Impact Bond	19,928	2,948	1,735	(58)	222	21,305	943	—
Impact Equity	29,723	9,873	36,033	(1,359)	(2,204)	—	206	8,427
Value Equity Index	32,704	4,260	4,735	904	2,231	35,364	543	991
Value Equity	98,197	34,187	18,452	(219)	(738)	112,975	1,499	14,128
Growth Equity Index	32,398	8,833	10,900	4,484	424	35,239	108	1,114
Growth Equity	97,341	79,615	29,053	10,034	(12,180)	145,757	—	17,275
Small Cap Equity	25,228	9,093	8,165	152	(987)	25,321	131	2,505
International Equity	127,524	21,816	30,615	5,959	13,865	138,549	3,297	10,154
Emerging Markets Equity	54,584	3,644	16,365	(139)	14,885	56,609	1,084	1,160
Global Real Estate Securities	26,395	4,060	3,730	(91)	1,388	28,022	1,050	—
Strategic Alternatives	50,068	12,316	7,960	(696)	(191)	53,537	2,206	1,450
	$1,263,606	$385,124	$353,908	$6,705	$47,271	$1,348,798	$37,770	$66,091

	Total Value at 12/31/24	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 12/31/25	Dividend Income	Distributions of Realized Gains
Moderately Aggressive Allocation Fund
Money Market	$15,733	$69,741	$73,405	$—	$—	$12,069	$526	$—*
Low-Duration Bond	18,064	8,161	6,100	75	151	20,351	806	—
Medium-Duration Bond	130,955	32,541	14,520	(3,220)	7,944	153,700	6,466	—
Global Bond	36,497	14,699	23,334	(1,218)	2,762	29,406	1,219	—
Defensive Market Strategies®	50,092	5,418	23,930	(2,033)	2,441	31,988	936	2,606
Impact Bond	16,962	4,148	2,575	(88)	239	18,686	808	—
Impact Equity	25,316	7,463	29,561	(927)	(2,291)	—	178	7,285
Value Equity Index	49,591	35,687	4,470	874	3,993	85,675	1,080	2,372
Value Equity	148,892	42,429	16,941	3,154	(5,041)	172,493	2,298	21,551
Growth Equity Index	48,999	39,584	10,571	4,366	2,464	84,842	196	2,588
Growth Equity	147,149	80,239	24,340	4,582	(7,120)	200,510	—	24,045
Small Cap Equity	38,412	12,676	7,720	871	(2,396)	41,843	213	4,073
International Equity	199,171	23,441	55,555	5,674	26,431	199,162	4,723	14,523
Emerging Markets Equity	84,942	6,253	20,175	2,329	21,058	94,407	1,767	1,891
Global Real Estate Securities	33,123	6,469	16,845	60	1,845	24,652	1,174	—
Strategic Alternatives	26,535	6,651	15,706	(1,018)	1,156	17,618	723	473
	$1,070,433	$395,600	$345,748	$13,481	$53,636	$1,187,402	$23,113	$81,407
Aggressive Allocation
Money Market	$15,931	$59,879	$63,349	$—	$—	$12,461	$531	$—*
Impact Equity	42,348	12,903	49,560	(1,770)	(3,921)	—	304	12,424
Value Equity Index	70,405	10,128	7,226	1,332	5,444	80,083	1,217	2,241
Value Equity	211,075	55,514	23,769	4,630	(7,404)	240,046	3,265	30,293
Growth Equity Index	69,459	11,619	11,636	4,783	5,517	79,742	242	2,507
Growth Equity	208,504	109,023	24,130	2,344	(6,522)	289,219	—	34,625
Small Cap Equity	53,917	16,090	6,884	1,744	(4,101)	60,766	312	5,943
International Equity	282,947	46,898	49,849	3,306	39,207	322,509	7,692	23,650
Emerging Markets Equity	120,795	12,996	28,984	1,747	31,833	138,387	2,589	2,773
	$1,075,381	$335,050	$265,387	$18,116	$60,053	$1,223,213	$16,152	$114,456
Low-Duration Bond
Money Market	$31,722	$881,753	$886,379	$—	$—	$27,096	$1,623	$1
Medium-Duration Bond
Money Market	$220,888	$2,496,566	$2,553,154	$—	$—	$164,300	$6,604	$7
Global Bond
Money Market	$25,373	$1,127,042	$1,124,483	$—	$—	$27,932	$1,484	$1
Impact Bond
Money Market	$3,423	$45,583	$42,812	$—	$—	$6,194	$183	$—*
Defensive Market Strategies®
Money Market	$97,190	$1,452,210	$1,433,052	$—	$—	$116,348	$3,998	$5

	Total Value at 12/31/24	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 12/31/25	Dividend Income	Distributions of Realized Gains
Equity Index
Money Market	$72,340	$1,306,570	$1,278,271	$—	$—	$100,639	$5,066	$3
Value Equity Index
Money Market	$3,607	$86,959	$85,291	$—	$—	$5,275	$185	$—*
Value Equity
Money Market	$43,647	$468,675	$475,431	$—	$—	$36,891	$1,633	$2
Growth Equity Index
Money Market	$7,412	$138,672	$137,029	$—	$—	$9,055	$273	$—*
Growth Equity
Money Market	$58,278	$677,062	$690,365	$—	$—	$44,975	$2,264	$2
Small Cap Equity
Money Market	$45,179	$535,190	$528,622	$—	$—	$51,747	$1,688	$2
International Equity Index
Money Market	$63,006	$445,819	$431,106	$—	$—	$77,719	$2,632	$3
International Equity
Money Market	$51,700	$588,955	$580,309	$—	$—	$60,346	$2,614	$3
Emerging Markets Equity
Money Market	$22,776	$263,741	$260,156	$—	$—	$26,361	$1,025	$1
Global Real Estate Securities
Money Market	$8,225	$89,070	$92,253	$—	$—	$5,042	$256	$—*
Strategic Alternatives
Money Market	$88,351	$779,860	$756,482	$—	$—	$111,729	$4,291	$4
*Amount rounds to less than $1,000.
4. SECURITIES LENDING
Pursuant to a Securities Lending Authorization Agreement with Northern Trust, the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. When loaning securities, the Select Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Select Funds also have the ability to terminate the loans at any time and can do so in order to vote proxies or sell the securities. The Select Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The adequacy of the collateral is monitored on a daily basis, and the market value of the securities loaned is determined at the close of each business day. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term government money market fund managed by an affiliate of Northern Trust, which invests 99.5% or more of its total assets in U.S. government securities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral, and as such, this amount is not presented on the Funds’ Schedules of Investments.

The securities lending agreements with borrowers permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.
At December 31, 2025, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral *
Low-Duration Bond	$21,444,956	$12,801,391	$9,418,665	$22,220,056
Medium-Duration Bond	133,548,666	78,318,279	59,536,306	137,854,585
Global Bond	38,112,683	17,340,095	22,334,137	39,674,232
Impact Bond	103,317	—	107,272	107,272
Defensive Market Strategies®	4,431,360	589,706	3,955,403	4,545,109
Equity Index	82,947,096	65,195,527	20,348,315	85,543,842
Value Equity Index	3,833,816	2,663,905	1,311,354	3,975,259
Value Equity	48,235,740	40,005,551	9,967,041	49,972,592
Growth Equity Index	3,431,385	2,947,746	605,676	3,553,422
Growth Equity	30,558,371	20,720,720	10,829,043	31,549,763
Small Cap Equity	131,876,507	106,383,765	29,909,723	136,293,488
International Equity Index	54,216,620	16,073,209	42,797,874	58,871,083
International Equity	36,735,671	11,084,352	27,565,463	38,649,815
Emerging Markets Equity	17,856,487	12,638,403	6,175,193	18,813,596
Global Real Estate Securities	25,952,524	18,578,996	8,585,625	27,164,621
*As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan in certain Funds resulting in a net exposure to the Funds of $0. Refer to the Fund's Schedule of Investments for details on the securities out on loan. Additional information about master netting arrangements can be found in the Repurchase Agreements and Derivative Financial Instruments sections of the Notes to Financial Statements.

The Funds’ securities lending transactions are accounted for as secured borrowings and have an overnight and continuous contractual maturity. The gross amounts of recognized liabilities for securities lending transactions outstanding as of December 31, 2025, are disclosed as “Collateral held for securities on loan, at value” on the Statements of Assets and Liabilities, where applicable.

5. INVESTMENT TRANSACTIONS
For the year ended December 31, 2025, the cost of purchases and proceeds from sales and maturities for each Fund were as follows:

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S Government Obligations
Fund	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2015	$115,643,662	$142,810,000	$58,199,037	$56,692,501
MyDestination 2025	367,900,155	374,295,000	116,228,977	101,348,481
MyDestination 2035	442,440,548	301,905,000	10,414,164	2,871,173
MyDestination 2045	322,955,517	151,360,000	—	—
MyDestination 2055	222,315,145	62,785,000	—	—
MyDestination 2065[1]	—	—	—	—
Conservative Allocation	157,851,434	160,249,967	—	—
Balanced Allocation	306,389,279	270,093,238	—	—
Moderately Aggressive Allocation Fund	325,856,423	272,341,173	—	—
Aggressive Allocation	275,169,056	202,035,933	—	—
Low-Duration Bond	451,561,355	408,816,635	885,647,620	949,208,292
Medium-Duration Bond	1,075,374,223	928,604,200	13,640,423,421	13,243,788,864
Global Bond	730,852,554	619,031,101	177,549,658	248,321,095
Impact Bond	17,461,843	21,659,211	87,521,073	81,124,456
Defensive Market Strategies®	406,447,031	582,835,013	17,593,594	180,856,641
Equity Index	644,612,517	80,295,689	—	—
Value Equity Index	90,439,539	42,933,066	—	—
Value Equity	668,580,297	763,764,717	—	—
Growth Equity Index	125,382,302	65,052,662	—	—
Growth Equity	781,625,791	851,023,077	—	—
Small Cap Equity	707,192,256	788,204,285	—	—
International Equity Index	118,434,173	65,791,313	—	—
International Equity	740,090,589	761,042,553	—	—
Emerging Markets Equity	481,378,678	545,951,365	—	—
Global Real Estate Securities	424,246,547	410,659,065	—	—
Strategic Alternatives	90,702,315	87,949,031	515,633,446	527,132,728
1 For the one day ended December 31, 2025 (Commencement of Operations).
6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock were as follows:

	Year Ended 12/31/25		Year Ended 12/31/24
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2015
Shares sold	1,884,017	2,125,586	8,017,914	2,747,710
Shares reinvested	1,683,414	2,199,164	1,849,518	2,477,870
Shares redeemed	(3,580,230)	(5,311,549)	(5,178,980)	(7,609,141)
Net increase (decrease)	(12,799)	(986,799)	4,688,452	(2,383,561)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2025
Shares sold	6,452,716	7,538,729	10,365,520	11,350,643
Shares reinvested	5,064,885	7,108,436	5,462,876	7,909,981
Shares redeemed	(7,123,312)	(12,661,798)	(8,014,224)	(14,219,908)
Net increase (decrease)	4,394,289	1,985,367	7,814,172	5,040,716
MyDestination 2035
Shares sold	8,000,152	10,297,518	10,303,446	12,539,948
Shares reinvested	4,845,852	5,956,291	5,268,433	6,581,458
Shares redeemed	(4,038,154)	(7,062,306)	(4,067,780)	(7,934,811)
Net increase (decrease)	8,807,850	9,191,503	11,504,099	11,186,595
MyDestination 2045
Shares sold	7,141,047	8,710,150	8,301,517	8,948,853
Shares reinvested	3,132,967	3,714,532	3,444,585	4,206,825
Shares redeemed	(1,767,174)	(4,257,433)	(2,373,708)	(5,247,153)
Net increase (decrease)	8,506,840	8,167,249	9,372,394	7,908,525
MyDestination 2055
Shares sold	4,433,341	5,143,545	4,365,502	4,937,374
Shares reinvested	1,014,171	1,145,275	940,750	1,090,981
Shares redeemed	(616,099)	(1,553,094)	(789,001)	(1,884,970)
Net increase (decrease)	4,831,413	4,735,726	4,517,251	4,143,385
MyDestination 2065[1]
Shares sold	300,000	300,000
Shares reinvested	—	—
Shares redeemed	—	—
Net increase (decrease)	300,000	300,000
Conservative Allocation
Shares sold	1,012,406	2,047,352	1,079,466	1,542,709
Shares reinvested	562,916	1,424,610	475,538	1,217,020
Shares redeemed	(1,508,558)	(4,067,540)	(1,767,949)	(4,790,703)
Net increase (decrease)	66,764	(595,578)	(212,945)	(2,030,974)
Balanced Allocation
Shares sold	2,618,378	2,611,786	2,358,929	3,165,004
Shares reinvested	2,355,340	6,309,968	1,224,109	3,435,789
Shares redeemed	(2,531,017)	(8,430,042)	(2,949,112)	(9,611,285)
Net increase (decrease)	2,442,701	491,712	633,926	(3,010,492)
Moderately Aggressive Allocation Fund
Shares sold	1,837,843	2,628,438	2,131,427	2,363,589
Shares reinvested	2,195,187	5,605,568	817,646	2,050,453
Shares redeemed	(2,245,780)	(6,136,644)	(2,670,753)	(7,665,201)
Net increase (decrease)	1,787,250	2,097,362	278,320	(3,251,159)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
Aggressive Allocation
Shares sold	1,741,439	2,207,930	1,627,282	2,152,788
Shares reinvested	2,489,545	6,784,175	719,675	1,998,678
Shares redeemed	(1,734,884)	(6,406,660)	(2,010,507)	(6,292,614)
Net increase (decrease)	2,496,100	2,585,445	336,450	(2,141,148)
Money Market
Shares sold	8,731,626,414	183,597,299	7,562,465,366	187,920,064
Shares reinvested	18,656,625	22,464,146	21,124,590	28,178,827
Shares redeemed	(8,643,557,992)	(222,071,263)	(7,218,884,917)	(207,374,898)
Net increase (decrease)	106,725,047	(16,009,818)	364,705,039	8,723,993
Low-Duration Bond
Shares sold	13,356,489	2,102,006	12,468,608	3,467,500
Shares reinvested	2,372,100	525,529	2,328,268	649,096
Shares redeemed	(14,292,575)	(7,615,248)	(10,784,475)	(2,899,613)
Net increase (decrease)	1,436,014	(4,987,713)	4,012,401	1,216,983
Medium-Duration Bond
Shares sold	55,583,909	16,561,555	48,192,913	7,716,604
Shares reinvested	9,554,376	1,849,407	8,196,898	1,382,218
Shares redeemed	(22,452,532)	(6,304,608)	(28,952,102)	(5,070,412)
Net increase (decrease)	42,685,753	12,106,354	27,437,709	4,028,410
Global Bond
Shares sold	16,122,171	2,186,384	18,103,991	2,979,674
Shares reinvested	2,133,199	321,835	1,795,252	345,945
Shares redeemed	(11,750,948)	(4,804,035)	(10,988,381)	(3,288,957)
Net increase (decrease)	6,504,422	(2,295,816)	8,910,862	36,662
Impact Bond
Shares sold	1,015,697	580,928	1,185,104	301,218
Shares reinvested	341,739	82,650	321,790	80,251
Shares redeemed	(732,770)	(556,418)	(923,876)	(241,419)
Net increase (decrease)	624,666	107,160	583,018	140,050
Defensive Market Strategies®
Shares sold	7,644,145	2,033,369	12,495,737	3,922,649
Shares reinvested	8,034,390	2,245,311	8,727,130	2,874,271
Shares redeemed	(32,211,035)	(13,156,856)	(12,599,133)	(6,177,646)
Net increase (decrease)	(16,532,500)	(8,878,176)	8,623,734	619,274
Equity Index
Shares sold	10,977,588	7,254,104	9,553,794	3,318,377
Shares reinvested	998,962	346,978	2,109,318	696,276
Shares redeemed	(6,296,155)	(3,171,974)	(11,734,361)	(2,621,795)
Net increase (decrease)	5,680,395	4,429,108	(71,249)	1,392,858

	Year Ended 12/31/25		Year Ended 12/31/24
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
Value Equity Index
Shares sold	4,633,189	1,731,617	2,720,966	1,238,363
Shares reinvested	757,446	105,459	872,205	90,245
Shares redeemed	(1,894,132)	(874,141)	(4,063,243)	(867,403)
Net increase (decrease)	3,496,503	962,935	(470,072)	461,205
Value Equity
Shares sold	4,807,140	2,027,482	7,669,754	2,977,033
Shares reinvested	5,544,016	2,666,109	3,609,049	2,072,799
Shares redeemed	(6,344,784)	(6,452,802)	(9,674,610)	(4,385,238)
Net increase (decrease)	4,006,372	(1,759,211)	1,604,193	664,594
Growth Equity Index
Shares sold	5,074,203	3,515,923	3,911,088	4,127,856
Shares reinvested	474,207	254,122	510,959	256,558
Shares redeemed	(2,903,050)	(2,370,529)	(5,640,375)	(1,461,729)
Net increase (decrease)	2,645,360	1,399,516	(1,218,328)	2,922,685
Growth Equity
Shares sold	8,673,677	2,084,471	6,785,619	3,514,782
Shares reinvested	4,717,511	4,182,445	3,736,831	4,046,940
Shares redeemed	(5,963,312)	(7,870,399)	(10,715,947)	(5,989,102)
Net increase (decrease)	7,427,876	(1,603,483)	(193,497)	1,572,620
Small Cap Equity
Shares sold	7,510,936	2,115,551	12,185,325	2,770,805
Shares reinvested	3,257,710	1,751,422	1,669,169	882,705
Shares redeemed	(9,809,496)	(3,098,444)	(9,561,648)	(3,489,800)
Net increase (decrease)	959,150	768,529	4,292,846	163,710
International Equity Index
Shares sold	11,807,103	4,859,553	36,112,761	956,442
Shares reinvested	6,197,731	323,218	2,990,221	51,763
Shares redeemed	(14,721,056)	(1,122,677)	(13,209,274)	(374,684)
Net increase (decrease)	3,283,778	4,060,094	25,893,708	633,521
International Equity
Shares sold	6,373,836	5,925,231	9,207,299	4,791,049
Shares reinvested	5,892,049	3,042,617	4,669,949	2,083,668
Shares redeemed	(11,316,341)	(4,607,617)	(9,732,281)	(3,585,428)
Net increase (decrease)	949,544	4,360,231	4,144,967	3,289,289
Emerging Markets Equity
Shares sold	5,107,450	4,928,178	19,025,188	2,733,188
Shares reinvested	2,396,632	532,109	1,069,058	163,355
Shares redeemed	(13,227,247)	(2,933,632)	(30,397,206)	(2,777,810)
Net increase (decrease)	(5,723,165)	2,526,655	(10,302,960)	118,733

	Year Ended 12/31/25		Year Ended 12/31/24
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
Global Real Estate Securities
Shares sold	3,726,905	1,625,009	7,653,833	1,184,597
Shares reinvested	909,575	329,103	548,955	214,662
Shares redeemed	(3,900,797)	(1,138,959)	(2,755,286)	(1,794,887)
Net increase (decrease)	735,683	815,153	5,447,502	(395,628)
Strategic Alternatives
Shares sold	4,311,321	2,059,211	5,427,690	937,254
Shares reinvested	1,758,119	364,336	1,957,195	355,331
Shares redeemed	(4,761,452)	(1,383,096)	(5,124,114)	(1,204,518)
Net increase (decrease)	1,307,988	1,040,451	2,260,771	88,067

[1]	For the one day period December 31, 2025 (Commencement of Operations).
7. BANK BORROWINGS
Pursuant to a Line of Credit Agreement, the Funds are permitted to borrow cash from Northern Trust up to a limit of $50 million, collectively. Each Fund is individually, and not jointly, liable for its particular advances, if any, under the line of credit. If the line of credit was utilized, interest would be charged to each Fund based on its borrowings at a rate equal to the greater of the Federal Funds Rate plus 1.00% or 1.50%. Each Fund also paid a facility fee equal to its pro rata share of the amount of the credit facility, based on average net assets, at a rate of 0.20% per annum. The agreement will expire on November 11, 2026.
There were no draws on the line of credit for the year ended December 31, 2025, and there were no outstanding loans at December 31, 2025.
8. FEDERAL INCOME TAXES
Each Fund has elected to be treated as and intends to qualify as a regulated investment company each year by complying with all sections of the Internal Revenue Code of 1986, as amended, that apply to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries in which they invest in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Management has analyzed the Funds’ tax positions and has concluded that no material provision for income tax is required in the Funds’ financial statements except as noted above. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds’ federal tax returns for the prior three fiscal years and the current year (year ended December 31, 2022, through year ended December 31, 2025), remains subject to examination by the Internal Revenue Service. In regard to foreign taxes only, certain Funds have open tax years in certain foreign countries they invest in that may date back to the inception of the Funds.

Distributions during the years ended December 31, 2025, and December 31, 2024, were characterized as follows for tax purposes:

Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
MyDestination 2015	2025	$25,572,786	$14,634,931	$—	$40,207,717
	2024	24,863,269	18,248,717	—	43,111,986
MyDestination 2025	2025	69,696,444	63,231,744	—	132,928,188
	2024	65,234,308	75,462,451	—	140,696,759
MyDestination 2035	2025	66,722,911	63,245,721	—	129,968,632
	2024	54,352,178	79,574,862	—	133,927,040
MyDestination 2045	2025	47,241,548	43,477,919	—	90,719,467
	2024	34,769,062	57,395,648	—	92,164,710
MyDestination 2055	2025	24,363,737	18,118,042	—	42,481,779
	2024	16,198,998	19,545,485	—	35,744,483
MyDestination 2065	2025	—	—	—	—
Conservative Allocation	2025	15,881,771	7,022,198	—	22,903,969
	2024	16,391,643	2,437,550	—	18,829,193
Balanced Allocation	2025	46,810,903	58,699,399	—	105,510,302
	2024	45,073,165	9,359,784	—	54,432,949
Moderately Aggressive Allocation Fund	2025	30,876,332	75,539,668	—	106,416,000
	2024	29,429,995	7,456,267	—	36,886,262
Aggressive Allocation	2025	27,352,273	102,685,758	—	130,038,031
	2024	20,823,504	15,182,131	—	36,005,635
Money Market	2025	84,529,614	7,420	—	84,537,034
	2024	81,813,898	4,281	—	81,818,179
Low-Duration Bond	2025	37,841,988	—	—	37,841,988
	2024	38,251,649	—	—	38,251,649
Medium-Duration Bond	2025	146,680,805	—	—	146,680,805
	2024	123,004,695	—	—	123,004,695
Global Bond	2025	21,412,356	—	—	21,412,356
	2024	18,511,616	—	—	18,511,616
Impact Bond	2025	4,079,927	—	—	4,079,927
	2024	3,899,379	—	—	3,899,379
Defensive Market Strategies®	2025	74,244,686	46,932,000	—	121,176,686
	2024	102,993,365	38,204,881	—	141,198,246
Equity Index	2025	61,839,856	25,526,985	—	87,366,841
	2024	63,692,875	105,312,533	—	169,005,408
Value Equity Index	2025	3,717,499	7,235,617	—	10,953,116
	2024	4,526,925	7,162,994	—	11,689,919
Value Equity	2025	21,156,436	130,717,209	—	151,873,645
	2024	19,131,202	92,564,207	—	111,695,409
Growth Equity Index	2025	2,749,647	10,811,752	—	13,561,399
	2024	2,989,910	9,781,291	—	12,771,201
Growth Equity	2025	1,609,332	238,844,971	—	240,454,303
	2024	5,988,292	212,270,874	—	218,259,166
Small Cap Equity	2025	21,629,767	64,596,388	—	86,226,155
	2024	16,321,197	32,487,508	—	48,808,705
International Equity Index	2025	72,304,049	19,124,468	1,836,126	93,264,643
	2024	35,907,591	—	—	35,907,591

Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
International Equity	2025	$81,246,219	$62,186,631	$—	$143,432,850
	2024	51,331,885	46,970,145	—	98,302,030
Emerging Markets Equity	2025	13,091,868	22,461,804	—	35,553,672
	2024	12,091,350	—	—	12,091,350
Global Real Estate Securities	2025	11,593,527	—	—	11,593,527
	2024	6,587,198	—	—	6,587,198
Strategic Alternatives	2025	19,196,270	—	—	19,196,270
	2024	21,528,639	—	—	21,528,639
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Qualified Late Year Losses	Net Unrealized Appreciation (Depreciation)
MyDestination 2015	$327,211	$7,280,980	$—	$20,080,770
MyDestination 2025	1,432,203	18,662,920	—	130,553,670
MyDestination 2035	1,045,367	29,818,672	—	300,575,600
MyDestination 2045	525,913	24,299,654	—	434,129,595
MyDestination 2055	—	13,870,858	—	237,536,327
MyDestination 2065	—	—	—	—
Conservative Allocation	286,784	7,793,329	—	(11,212,995)
Balanced Allocation	885,955	42,949,522	—	(61,169,148)
Moderately Aggressive Allocation Fund	716,316	57,307,665	—	31,862,631
Aggressive Allocation	1,129,456	79,435,172	—	79,867,442
Money Market	31,410	—	—	—
Low-Duration Bond	855,109	—	—	4,847,113
Medium-Duration Bond	9,235,932	—	—	(35,492,085)
Global Bond	209,618	—	—	6,157,134
Impact Bond	107,938	—	—	(1,491,584)
Defensive Market Strategies®	4,811,528	2,895,177	—	26,220,289
Equity Index	3,338,493	796,298	—	3,081,636,059
Value Equity Index	253,609	490,602	—	44,629,506
Value Equity	13,777,674	15,381,783	—	128,148,414
Growth Equity Index	225,393	5,567,503	—	140,487,727
Growth Equity	—	30,510,692	—	550,908,013
Small Cap Equity	6,738,386	1,636,962	—	66,757,884
International Equity Index	—	—	(3,669,451)	403,015,012
International Equity	4,633,372	32,471,414	—	220,627,701
Emerging Markets Equity	—	19,634,022	(4,633,173)	179,514,450
Global Real Estate Securities	3,832,614	—	—	(1,031,415)
Strategic Alternatives	3,594,684	—	—	(32,961,110)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. Capital loss carryovers were as follows as of December 31, 2025:

Fund	Unlimited
Low-Duration Bond	$48,294,072
Medium-Duration Bond	270,765,706
Global Bond	71,017,791
Impact Bond	1,349,764
Global Real Estate Securities	12,801,011
During the year ended December 31, 2025, the following Funds utilized capital loss carryforwards to offset capital gains:

Fund	Carryforward Utilized
Low-Duration Bond	$2,634,175
Medium-Duration Bond	20,821,359
Global Bond	1,196,033
Emerging Markets Equity	47,078,765
Global Real Estate Securities	2,230,372

The Funds have elected to defer qualified late-year losses in accordance with the federal income tax rules. These losses are treated as having arisen on the first day of the following year. Capital losses were incurred from November 1, 2023, through December 31, 2025. The deferral amounts impacting ordinary income were from specified losses incurred from November 1, 2023, through December 31, 2025.

Fund	Capital	Ordinary Income	Total
International Equity Index	112,907	3,556,544	3,669,451
Emerging Markets Equity	—	4,633,173	4,633,173
At December 31, 2025, the aggregate cost of investments for federal income tax purposes (including securities sold short and derivative related items) and the net unrealized appreciation from investments having an excess of value over cost and net unrealized depreciation from investments having an excess of cost over value were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Investments	Depreciated Investments
MyDestination 2015	$706,438,497	$20,080,772	$26,960,732	$(6,879,960)
MyDestination 2025	1,977,050,443	130,553,669	145,423,419	(14,869,750)
MyDestination 2035	2,056,410,486	300,575,601	315,708,800	(15,133,199)
MyDestination 2045	1,617,424,281	434,129,596	434,591,750	(462,154)
MyDestination 2055	890,265,484	237,536,326	237,809,092	(272,766)
MyDestination 2065	—	—	—	—
Conservative Allocation	425,692,992	(11,212,996)	10,311,385	(21,524,381)
Balanced Allocation	1,409,967,348	(61,169,147)	45,737,721	(106,906,868)
Moderately Aggressive Allocation Fund	1,155,539,352	31,862,631	41,003,974	(9,141,343)
Aggressive Allocation	1,143,345,090	79,867,443	88,797,389	(8,929,946)
Money Market	2,041,725,516	—	—	—
Low-Duration Bond	929,291,989	4,498,205	7,984,374	(3,486,169)

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Investments	Depreciated Investments
Medium-Duration Bond	$4,496,596,524	$(35,519,974)	$36,651,210	$(72,171,184)
Global Bond	711,771,052	6,131,880	23,231,597	(17,099,717)
Impact Bond	99,504,393	(1,490,965)	1,033,355	(2,524,320)
Defensive Market Strategies®	1,165,173,086	26,177,807	65,065,016	(38,887,209)
Equity Index	2,908,332,360	3,081,636,056	3,188,506,719	(106,870,663)
Value Equity Index	219,116,031	44,629,507	55,483,584	(10,854,077)
Value Equity	972,938,490	128,148,393	152,534,202	(24,385,809)
Growth Equity Index	272,009,151	140,487,727	144,451,626	(3,963,899)
Growth Equity	1,369,564,327	550,908,018	581,161,822	(30,253,804)
Small Cap Equity	802,514,010	66,757,887	112,104,010	(45,346,123)
International Equity Index	1,270,036,997	402,592,709	446,957,817	(44,365,108)
International Equity	1,257,840,490	219,835,406	252,853,130	(33,017,724)
Emerging Markets Equity	735,474,190	178,643,777	205,111,158	(26,467,381)
Global Real Estate Securities	319,598,545	(1,034,879)	9,053,964	(10,088,843)
Strategic Alternatives	287,801,294	(32,924,482)	31,347,153	(64,271,635)
The differences between book basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, the deferral of losses on straddles, premium amortization on convertible bonds, Ukrainian debt restructuring, convertible securities, investments in passive foreign investment companies ("PFIC"), outstanding litigations basis adjustments, swaps, basis adjustments for non-REIT securities and other securities with book and tax cost differences.
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made for permanent tax differences to reflect income and gains available for distribution under income tax regulations. For the period ended December 31, 2025, the capital accounts have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of PFICs, paydown losses, foreign currency transactions, foreign capital gains taxes, convertible securities, distributions received from regulated investment companies, reclassifications of dividends paid, equalization, non-deductible net operating losses, swaps, REIT reclasses and basis adjustments, and convertible bonds. Net assets were not affected by these reclassifications.
9. RISKS
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).
Market Risks —  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity, commodity, and credit risks.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (e.g., yield) movements.
If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.
The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
Credit default swap risk arises when a Fund enters into contracts that provide protection against or exposure to credit events affecting a reference security, index or basket of securities. If the counterparty to a credit default swap fails to perform or if a credit event occurs, the Fund may experience losses. These instruments involve the risk of imperfect correlation between the swap and the underlying credit exposure, as well as heightened counterparty and liquidity risks.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Funds and their investments.
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Funds' investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other implications cannot be predicted. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries, and contribute to heightened market volatility, which may adversely affect the Funds’ investments. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment sub-advisers minimize counterparty risks to the Funds by performing reviews of each counterparty and obtaining any necessary approvals. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.
10. PRIVATE INVESTMENT
The Impact Bond Fund entered into participation in a loan made by WatersEdge for First Baptist Church – Rogers, Arkansas, on May 31, 2023, with a total capital commitment of $1,200,000 and a maturity date of May 15, 2050. The note proceeds will be utilized by First Baptist Church – Rogers, Arkansas, to construct a new worship center adjacent to the church’s existing location. As of December 31, 2025, the total uncalled commitment was $514,000 and the total called commitment was $686,000. Please see the Fund's Schedule of Investments for more information.
11. SEGMENT REPORTING
In 2024, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the enhanced standard impacted financial statement note disclosures only and did not affect any Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Subject to the oversight and, when applicable, approval of the Board of Directors, the investment advisor, GSCM, through the voting members of GSCM's Investment Committee and the President of the Funds, acts as the Funds’ CODM, assessing performance and making decisions about resource allocation. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is established in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's Adviser and sub-advisers.  The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements.  The financial metrics include total return and income and expense ratios presented in the Financial Highlights, total assets on the Statement of Assets and Liabilities, net investment income/(loss) on the Statement of Operations, and the increase/(decrease) in net assets on the Statement of Changes in Net Assets.
12. RECENT PRONOUNCEMENTS
In this reporting period, the Funds adopted FASB ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and Management analyzed income taxes paid and determined that no further disclosure was needed.
13. REGULATORY EXAMINATIONS
Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of GuideStone Funds and Shareholders of MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, MyDestination 2065 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Moderately Aggressive Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Impact Bond Fund, Defensive Market Strategies Fund, Equity Index Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund, Global Real Estate Securities Fund and Strategic Alternatives Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including, for the funds indicated in the table below, the schedules of investments, of each of the funds listed in the table below (constituting GuideStone Funds, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and, for the funds indicated in the table below, the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
MyDestination 2015 Fund, MyDestination 2025 Fund,
MyDestination 2035 Fund, MyDestination 2045 Fund,
MyDestination 2055 Fund, Conservative Allocation Fund,
Balanced Allocation Fund, Moderately Aggressive
Allocation Fund, Aggressive Allocation Fund, Money
Market Fund, Low-Duration Bond Fund, Medium-Duration
Bond Fund, Global Bond Fund, Defensive Market
Strategies Fund, Equity Index Fund, Value Equity Fund,
Growth Equity Fund, Small Cap Equity Fund, International
Equity Fund, Emerging Markets Equity Fund, Global Real
Estate Securities Fund and Strategic Alternatives Fund

Statement of assets and liabilities, including the schedule of investments, as of December 31, 2025, statement of
operations for the year ended December 31, 2025, statements
of changes in net assets for each of the two years in the period ended December 31, 2025, and the financial highlights for
each of the five years in the period ended December 31, 2025

International Equity Index Fund
Statement of assets and liabilities, including the schedule of investments, as of December 31, 2025, statement of
operations for the year ended December 31, 2025, statements
of changes in net assets for each of the two years in the period ended December 31, 2025, and the financial highlights for
each of the periods indicated therein

Growth Equity Index Fund and Value Equity Index Fund
Statement of assets and liabilities, including the schedule of investments, as of December 31, 2025, statement of
operations for the year ended December 31, 2025, statements
of changes in net assets for each of the two years in the period ended December 31, 2025, and the financial highlights for the three years ended December 31, 2025 and the period
August 31, 2022 (commencement of operations) through
December 31, 2022.

Impact Bond Fund
Statement of assets and liabilities, including the schedule of investments, as of December 31, 2025, statement of
operations for the year ended December 31, 2025, statements
of changes in net assets for each of the two years in the period ended December 31, 2025, and the financial highlights for the two years ended December 31, 2025 and the period
January 27, 2023 (commencement of operations) through
December 31, 2023.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

MyDestination 2065 Fund
Statement of assets and liabilities as of December 31, 2025, statements of operations and of changes in net assets for the period December 31, 2025 (commencement of operations)
through December 31, 2025

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
February 27, 2026
We have served as the auditor of one or more investment companies in GuideStone Funds since 2001.

NOTICE TO SHAREHOLDERS (Unaudited)
Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders of the federal tax status of distributions received by each Fund’s shareholders. During the year ended December 31, 2025, the Funds hereby designate the following dividends and distributions paid by each of the Funds:

Fund	Ordinary Income	Long-Term Capital Gain (20% rate)	Return of Capital
MyDestination 2015	$25,572,786	$14,634,931	$—
MyDestination 2025	69,696,444	63,231,744	—
MyDestination 2035	66,722,911	63,245,721	—
MyDestination 2045	47,241,548	43,477,919	—
MyDestination 2055	24,363,737	18,118,042	—
MyDestination 2065	—	—	—
Conservative Allocation	15,881,771	7,022,198	—
Balanced Allocation	46,810,903	58,699,399	—
Moderately Aggressive Allocation Fund	30,876,332	75,539,668	—
Aggressive Allocation	27,352,273	102,685,758	—
Money Market	84,529,614	7,420	—
Low-Duration Bond	37,841,988	—	—
Medium-Duration Bond	146,680,805	—	—
Global Bond	21,412,356	—	—
Impact Bond	4,079,927	—	—
Defensive Market Strategies®	74,244,686	46,932,000	—
Equity Index	61,839,856	25,526,985	—
Value Equity Index	3,717,499	7,235,617	—
Value Equity	21,156,436	130,717,209	—
Growth Equity Index	2,749,647	10,811,752	—
Growth Equity	1,609,332	238,844,971	—
Small Cap Equity	21,629,767	64,596,388	—
International Equity Index	72,304,049	19,124,468	1,836,126
International Equity	81,246,219	62,186,631	—
Emerging Markets Equity	13,091,868	22,461,804	—
Global Real Estate Securities	11,593,527	—	—
Strategic Alternatives	19,196,270	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes. Long-term capital gain distributions are taxable as capital gain dividends.

NOTICE TO SHAREHOLDERS (Continued)
The following percentages of ordinary income dividends paid for the year ended December 31, 2025, have been designated as qualified for the reduced tax rate under The Job and Growth Tax Relief Reconciliation Act of 2003.

Fund	Qualified Dividend Income
MyDestination 2015	12.50%
MyDestination 2025	16.52%
MyDestination 2035	27.58%
MyDestination 2045	45.08%
MyDestination 2055	51.65%
Conservative Allocation	6.70%
Balanced Allocation	13.24%
Moderately Aggressive Allocation Fund	28.64%
Aggressive Allocation	44.80%
Defensive Market Strategies®	5.66%
Equity Index	88.12%
Value Equity Index	91.03%
Value Equity	58.69%
Growth Equity Index	71.37%
Growth Equity	100.00%
Small Cap Equity	29.16%
International Equity Index	46.51%
International Equity	30.74%
Emerging Markets Equity	92.33%
Global Real Estate Securities	22.22%
Strategic Alternatives	4.09%

All above designations are based on financial information available as of the date of this annual report, and accordingly, are subject to change. It is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

NOTICE TO SHAREHOLDERS (Continued)
The following Funds made capital gain distributions in the year ended December 31, 2025, and hereby designated these long-term capital gain distributions as follows:

Fund	Long Term Capital Gain Rate
MyDestination 2015	$0.2172
MyDestination 2025	0.3444
MyDestination 2035	0.3391
MyDestination 2045	0.2926
MyDestination 2055	0.3284
Conservative Allocation	0.2021
Balanced Allocation	0.5606
Moderately Aggressive Allocation Fund	0.9348
Aggressive Allocation	1.2858
Defensive Market Strategies®	0.3777
Equity Index	0.2380
Value Equity Index	0.3599
Value Equity	1.8486
Growth Equity Index	0.5033
Growth Equity	3.0748
Small Cap Equity	1.4388
International Equity Index	0.1754
International Equity	0.7212
Emerging Markets Equity	0.2548

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)

Not applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END

MANAGEMENT INVESTMENT COMPANIES (Unaudited)

The aggregate remuneration paid to directors, officers, and others is disclosed within the Financial Statements.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

BOARD REVIEW OF EXISTING ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS
As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Directors (the “Board” or the “Directors”) of GuideStone Funds (the “Trust”), including a majority of the Directors who are not “interested persons” of the Trust (the “Independent Directors”), as the term “interested person” is defined in Section 2(a)(19) of the 1940 Act, advised by counsel to the Independent Directors (“Independent Counsel”), recently considered the renewal of (i) the investment advisory agreement between GuideStone Capital Management, LLC (“GSCM” or the “Adviser”) and the Trust on behalf of each series of the Trust (each, a “Fund” and collectively, the “Funds”) (the “Advisory Agreement”); and (ii) the existing sub-advisory agreements among the Adviser, each sub-adviser and the Trust on behalf of each Select Fund(1) (except as noted below) (referred to collectively as the “Sub-Advisory Agreements”).  The Advisory Agreement and the Sub-Advisory Agreements (each, an “Agreement,” and collectively, the “Agreements”) were approved for an additional one-year term, at a meeting of the Board held on September 18-19, 2025 (the “September Meeting”).  The Board’s decision to approve the Agreements reflects the exercise of its reasonable business judgment to continue each Agreement.  In approving the continuation of the Agreements, the Board considered, with the assistance and advice of Independent Counsel and counsel to the Trust, information provided by the Adviser, each applicable sub-adviser and Broadridge, an independent provider of investment company data engaged by the Trust.
Certain Sub-Advisory Agreements were not subject to annual renewal at the September Meeting because the Board had approved them for an initial two-year term within the past two years, specifically the separate Sub-Advisory Agreements among the Adviser, the Trust and: (i) Loomis, Sayles & Company, L.P. (“Loomis Sayles”) to serve as a sub-adviser to the Medium-Duration Bond Fund (“MDBF”); (ii) Brown Brothers Harriman & Co. through a separately identifiable department known as Brown Brothers Harriman Mutual Fund Advisory Department (“BBH”) to serve as a sub-adviser to the Low-Duration Bond Fund (“LDBF”); (iii) Driehaus Capital Management LLC (“DCM”) to serve as a sub-adviser to the Small Cap Equity Fund (“SCEF”); and (iv) MFS Institutional Advisors, Inc. (“MFSI”) to serve as a sub-adviser to the Global Bond Fund (“GBF”).
The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to continue the Agreements.  The factors considered by the Board included, but were not limited to: (i) the personnel resources of the Adviser and sub-advisers; (ii) the experience and expertise of the Adviser and sub-advisers; (iii) the financial capabilities and resources of the Adviser and sub-advisers; (iv) the compliance procedures and histories of the Adviser and sub-advisers; (v) the performance of the Funds or portfolio accounts in comparison to relevant benchmarks, peer universes of similarly managed funds and/or the sub-advisers’ other clients; (vi) the amount of the contractual advisory fees in comparison to similarly managed funds and/or the sub-advisers’ other clients and the effect of any fee waiver and expense reimbursement arrangements; (vii) the total expenses of the Funds in comparison to similarly managed funds and the use of expense caps; (viii) the profitability of the Adviser and, to the extent available, of the sub-advisers with respect to the Funds or portfolio accounts and their overall businesses, as well as the effect of fee waivers and expense caps on profitability levels; (ix) the extent of any economies of scale and whether the advisory fees reflect such economies of scale through breakpoints or otherwise; (x) the existence of any collateral benefits realized by the Adviser or sub-advisers, such as the use of soft dollars; and (xi) the existence of any collateral benefits realized by the Funds resulting from relationships with the Adviser or sub-advisers.  In addition, the Board considered the Adviser’s and each sub-adviser’s human resources, business continuity and cybersecurity practices and policies and financial condition.  With respect to the Funds that utilize a multi-manager approach (i.e., the Fund is advised by multiple sub-advisers), the Board considered the ongoing role each sub-adviser plays in the overall structure of a Fund’s portfolio, including how each sub-adviser’s strategy complements the strategies of the other sub-advisers.
(1)“Select Funds” refers collectively to the Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund, Impact Bond Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

In its decision to renew the Agreements, the Board evaluated whether the approval of each Agreement was in the best interests of the applicable Fund and its shareholders.  No one factor was determinative in the Board’s consideration of the Agreements.  The Board was also mindful of the potential disruptions of the Trust’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an Agreement.
The Board undertook a review of the terms of the Agreements and the nature, extent and quality of the services provided by the Adviser and each sub-adviser.  The Board conducted its analysis on a Fund-by-Fund basis with respect to the Adviser and each applicable sub-adviser.  The Adviser provided the Board with substantial detailed information in the form of reports about itself and each Fund and the applicable sub-advisory firms prior to and during the September Meeting, which addressed the factors listed previously.  The Adviser also provided additional information about the Adviser and each sub-adviser in presentations made during the September Meeting and responded to questions from the Directors.
In addition, the Independent Directors met separately in executive session with Independent Counsel, as did the Investment Management Committee of the Board (the “IMC”), to discuss and consider information presented in connection with the continuation of the Agreements as well as the Directors’ responsibilities and duties in approving the Agreements.
BOARD APPROVAL OF CONTINUATION OF THE ADVISORY AGREEMENT WITH GSCM
In considering the renewal of the Advisory Agreement, the Board took into account all the materials provided prior to and during the September Meeting, the presentations made during the September Meeting and the comprehensive discussions during the September Meeting, including the discussions between the Independent Directors and Independent Counsel during executive sessions.  The Board also considered the IMC’s review of information related to the renewal of the Advisory Agreement, questions submitted by the IMC to the Adviser and Trust management regarding GSCM and the responses to those questions that were discussed with the Board.
The Board examined the nature, extent and quality of the services to be provided by GSCM to each of the Funds.  The Board evaluated GSCM’s experience serving as the investment adviser to the Trust and each of the Funds, including GSCM’s experience overseeing and managing the allocation of each Fund’s assets among the Trust’s sub-advisers, continually reviewing the investment performance of each Fund, continually reviewing the nature and quality of the services provided by the Trust’s sub-advisers and recommending changes to the Trust’s sub-advisers and the allocation of each Select Fund’s assets among the applicable sub-advisers, as and when appropriate, and potentially directly managing Fund investments.  With respect to the Target Date Funds(2) and the Target Risk Funds(3) (each, a “Fund of Fund”, and collectively, the “Funds of Funds”), the Board evaluated the nature, extent and quality of the services that GSCM provides that are in addition to, rather than duplicative of, services provided to any underlying Select Fund.  Specifically, the Board evaluated GSCM’s services in determining the glide path or the asset mix for each Fund and selecting the specific underlying Select Funds in which to invest, as well as rebalancing services.  The Board considered the experience of key personnel at GSCM providing investment management services to the Trust and to each Fund as well as the administrative services provided to the Trust, the systems used by such persons and the ability of GSCM to attract and retain capable personnel.  The Board considered the reputation, operations, business continuity and cybersecurity policies and practices, compliance history, compliance program and financial condition of GSCM.  The Board also considered the terms of the Advisory Agreement and the responsibilities that GSCM has as investment adviser to each of the Funds, including
(2)“Target Date Funds” refers collectively to the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund.
(3)“Target Risk Funds” refers collectively to the Conservative Allocation Fund, Balanced Allocation Fund, Moderately Aggressive Allocation Fund and Aggressive Allocation Fund.

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oversight of sub-adviser compliance with each Fund’s policies and objectives and oversight of general Fund compliance, including compliance with faith-based investing (“FBI”) restrictions and Board directives.
The Board concluded that each Fund is likely to benefit from the nature, extent and quality of GSCM’s services based on its experience, personnel, operations and resources.  During their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.
The Board considered the advisory fees for each of the applicable Funds under the Advisory Agreement, as well as each applicable Fund’s contractual management (combined Adviser and sub-adviser) fees.  The Board examined the fee information for both the Institutional and Investor Classes of the Select Funds, as compared to other funds in these Fund’s Broadridge peer group (“Expense Group”), based on information in the Broadridge Report as of June 30, 2025.
The Board took into account that this comparison of each of the Select Funds Institutional Class contractual management fees, not inclusive of any fee waivers or expense reimbursements, if applicable, ranked the LDBF, GBF, Global Real Estate Securities Fund (“GRESF”), Value Equity Fund (“VEF”), Growth Equity Fund (“GEF”), International Equity Index Fund (“IEIF”) and Emerging Markets Equity Fund (“EMEF”) in the first quintile; the Money Market Fund (“MMF”), MDBF, Strategic Alternatives Fund (“SAF”), Equity Index Fund (“EIF”) and International Equity Fund (“IEF”) in the second quintile; the Defensive Market Strategies Fund (“DMSF”) and Impact Bond Fund (“MBF”) in the third quintile; the SCEF in the fourth quartile; and no Select Fund in the fifth quintile.  The Value Equity Index Fund (“VEIF”) and Growth Equity Index Fund (“GEIF”) did not receive a quintile ranking for the contractual management fees due to the number of relevant peers in their respective Expense Groups.
With respect to the comparison of each of the Select Funds Investor Class contractual management fees, not inclusive of any fee waivers or expense reimbursements, if applicable, the Board noted that the MMF, LDBF, MDBF, GBF, SAF, GEIF and EMEF ranked in the first quintile; the EIF, GRESF, VEF, GEF and IEIF ranked in the second quintile; the SCEF and IEF ranked in the third quintile; and no Select Funds ranked in the fourth or fifth quintile.  The DMSF, MBF and VEIF did not receive a quintile ranking for the contractual management fees due to the number of relevant peers in their respective Expense Groups.
The Board evaluated the total expense ratios for both the Institutional and Investor Classes of the Select Funds, as compared to other funds in each of these Funds’ Expense Groups, based on information provided by Broadridge as of June 30, 2025.
It reflected upon the results of each of the Select Funds Institutional Class total expense ratio, net of any fee waivers or expense reimbursements, if applicable, noting that the LDBF, MDBF, DMSF, GEF, VEF and IEIF ranked in the first quintile; the MMF, GBF, EIF and GRESF ranked in the second quintile; the SAF, IEF and EMEF ranked in the third quintile; the MBF and SCEF ranked in the fourth quintile; and no Select Fund ranked in the fifth quintile.  The VEIF and GEIF did not receive a quintile ranking with respect to the total expense ratio due to the number of relevant peers in their respective Expense Groups.  The Board took note that for the total expense ratio, the VEIF and GEIF each ranked third out of five relevant peers within their respective Expense Groups.
For the comparison of each of the Select Funds Investor Class total expense ratio, net of any fee waivers or expense reimbursements, if applicable, the Board noted that the GEIF ranked in the first quintile; no Select Fund ranked in the second quintile; the GBF, SAF, IEIF and EMEF ranked in the third quintile; the MMF, LDBF and EIF ranked in the fourth quintile; and the MDBF, GRESF, VEF, GEF, SCEF and IEF ranked in the fifth quintile.  The MBF, DMSF and VEIF did not receive a quintile ranking with respect to total expense ratio due to the number of relevant peers in their respective Expense Groups.  The Board took note that for the total expense ratio of the MBF ranked fourth out of five relevant peers, the DMSF ranked third out of four relevant peers and the VEIF ranked first out of four relevant peers within their respective Expense Groups.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

The Board also examined fee information for both the Institutional and Investor Classes of the Funds of Funds, as compared to other funds in these Funds’ Expense Groups, based on information provided by Broadridge as of June 30, 2025, noting the relatively small size of the Expense Groups.
For the Institutional Class, the Board reviewed each Fund of Fund’s contractual management fees, not inclusive of any fee waivers or expense reimbursements, if applicable, noting that the MyDestination 2025 Fund (“MDF 2025”), MyDestination 2035 Fund (“MDF 2035”), MyDestination 2045 Fund (the “MDF 2045”) and Conservative Allocation Fund (“CAF”) ranked in the first quintile and no Fund of Funds ranked in the second, third, fourth or fifth quintile.  The MyDestination 2015 Fund (“MDF 2015”), MyDestination 2055 Fund (“MDF 2055”), Balanced Allocation Fund (“BAF”), Moderately Aggressive Allocation Fund (the “MAAF”) and Aggressive Allocation Fund (“AAF”) were not assigned quintiles with respect to their contractual management fees due to the number of relevant peers in their respective Expense Groups.  The Board took note that for the contractual management fee rankings compared with relevant peers in each Fund’s respective Expense Group, the MDF 2015 ranked second of five relevant peers, the MDF 2055 ranked first of five peers, the BAF ranked second of five peers, the MAAF ranked first of four peers and the AAF ranked first of five peers.
Regarding the Investor Class of the Funds of Funds’ rankings of contractual management fees, not inclusive of any fee waivers or expense reimbursements, if applicable, the Board observed that the MDF 2035 and MDF 2045 ranked in the first quintile; the MAAF ranked in the second quintile; and no Fund of Funds ranked in the third, fourth or fifth quintile.  The MDF 2015, MDF 2025, MDF 2055, CAF, BAF and AAF were not assigned quintiles with respect to their contractual management fees due to the number of relevant peers in their respective Expense Groups.  The Board took note that for the contractual management fee rankings compared with relevant peers in each Fund’s respective Expense Group, the MDF 2015 ranked first of four peers, the MDF 2025 ranked first of four peers, the MDF 2055 ranked first of five peers, the CAF ranked second of five peers, the BAF ranked second of five peers and the AAF ranked first of three peers.
Also, with respect to both the Institutional and Investor Classes of the Funds of Funds, the Board assessed the total expense ratios, net of any fee waivers or expense reimbursements, if applicable, as compared to other funds in these Funds’ Expense Groups, based on information from Broadridge as of June 30, 2025, continuing to note the relatively small size of the Expense Groups.
For the Institutional Class, the Board observed that the MDF 2055 ranked in the first quintile; the MDF 2035 and MDF 2045 were ranked in the second quintile; the MDF 2025, CAF and BAF were ranked in the third quintile; the MAAF ranked in fourth quintile; and no Fund of Funds was ranked in the fifth quintile.  The MDF 2015 and AAF were not assigned quintiles with respect to their total expense ratios due to the number of relevant peers in their respective Expense Groups.  The Board took note that for total expense ratio rankings compared with relevant peers in each Fund’s respective Expense Group, the MDF 2015 ranked five of five peers and the AAF ranked fourth of five peers.
Regarding the Investor Class, the Board observed that no Fund of Funds ranked in the first quintile; the MDF 2035, MDF 2045 and CAF ranked in the second quintile; the MDF 2055 ranked in the third quintile; the BAF and MAAF ranked in the fourth quintile; and no Fund of Funds was ranked in the fifth quintile.  The MDF 2015, MDF 2025 and AAF were not assigned quintiles with respect to their total expense ratios due to the number of relevant peers in their respective Expense Groups.  The Board took note that, for total expense ratio rankings compared with relevant peers in each Fund’s respective Expense Group, the MDF 2015 ranked fourth of five peers, the MDF 2025 ranked third of five peers and the AAF ranked second of three peers.
Then, the Board examined the performance information for both the Institutional and Investor Classes of the Funds, as compared to other funds in each Fund’s designated Performance Universe, as defined by the information provided by Broadridge, specifically the average annual total returns for the three-, five- and 10-year periods ended June 30, 2025, as applicable.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

For the three-year average annual total returns for the period ended June 30, 2025, the Board noted that for the Institutional Class, the MMF, IEF, CAF and BAF ranked in the first quintile; the GBF, EIF, GRESF, GEF, IEIF, MDF 2015, MDF 2025, MDF 2055, MAAF and AAF ranked in the second quintile; the MDBF, SAF, VEF, EMEF, MDF 2035 and MDF 2045 ranked in the third quintile; the LDBF, DMSF and SCEF ranked in the fourth quintile; and no Fund ranked in the fifth quintile.
As for the three-year average annual total returns for the Investor Class of the Funds, the Board noted that the report results had the IEF, CAF and BAF ranked in the first quintile; the EIF, GRESF, GEF, IEIF and MAAF ranked in the second quintile; the GBF, SAF, VEF, EMEF, MDF 2015, MDF 2025, MDF 2035, MDF 2045, MDF 2055 and AAF ranked in the third quintile; the MMF, LDBF, MDBF and SCEF ranked in the fourth quintile; and the DMSF ranked in the fifth quintile.
For the five-year average annual total returns for the period ended June 30, 2025, the Board noted that for the Institutional Class of the Funds, the MMF, GRESF, CAF and BAF ranked in the first quintile; the GBF, EIF and IEF ranked in the second quintile; the LDBF, SAF, VEF, IEIF, EMEF, MDF 2025, MDF 2055 and AAF ranked in the third quintile; the MDBF, DMSF, GEF, SCEF, MDF 2015, MDF 2035, MDF 2045 and MAAF ranked in the fourth quintile; and no Fund ranked in the fifth quintile.
Regarding the five-year average annual total returns for the Investor Class of the Funds, the CAF ranked in the first quintile; the GRESF, IEF and BAF ranked in the second quintile; the GBF, SAF, EIF, VEF, EMEF and AAF ranked in the third quintile; the MMF, LDBF, DMSF, GEF, SCEF, MDF 2015, MDF 2025, MDF 2045, MDF 2055 and MAAF ranked in the fourth quintile; and the MDBF and MDF 2035 ranked in the fifth quintile.
For the 10-year average annual total returns for the period ended June 30, 2025, the Board noted that for the Institutional Class of the Funds, the MMF, EIF and IEF ranked in the first quintile; the GBF, DMSF, GRESF and IEIF ranked in the second quintile; the LDBF, MDBF, GEF and EMEF ranked in the third quintile; the VEF and SCEF ranked in the fourth quartile; and no Fund ranked in the fifth quintile.
With respect to the 10-year average annual total returns for the Investor Class of the Funds, the EIF ranked in the first quintile; the GBF, GRESF, IEF and BAF ranked in the second quintile; the MMF, DMSF, CAF, MAAF and AAF ranked in the third quintile; the LDBF, MDBF, VEF, GEF, SCEF, EMEF, MDF 2025, MDF 2035, MDF 2045 and MDF 2055 ranked in the fourth quintile; and the MDF 2015 ranked in the fifth quintile.
The Board considered the only performance information available from Broadridge for the MBF, VEIF and GEIF, was the one-year period ended June 30, 2025, and noted that for both classes, the MBF ranked in the fifth quintile; the VEIF ranked in the third quintile; and the GEIF ranked in the second quintile.
The Board considered the costs to GSCM of serving as the investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds in accordance with the existing Advisory Agreement.  The Board considered the revenues that GSCM received for serving as the investment adviser to the Funds and the fact that any profits realized by GSCM are forwarded to GuideStone Financial Resources of the Southern Baptist Convention, which for many years had operated at a deficit with respect to the Trust.  The Board also considered the profitability information for GSCM.  The Board considered whether any direct or indirect collateral benefits inured to either GSCM or the Trust as a result of their affiliation with one another.  In light of these considerations, the Board concluded that any profits realized in connection with GSCM’s services appeared reasonable.
The Board also considered the extent to which the advisory fees to be paid to the Adviser for each Fund reflected economies of scale, taking into account the nature and extent of the services provided by the Adviser, including the multi-manager structure of the Funds.  The Board noted that only certain Funds are subject to an expense cap.  The Board considered the amount of any fees

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

waived by GSCM for each applicable Fund and the total amount of fees waived for the Trust as a whole during the past year.  The Board also considered the practices identified by GSCM that have resulted in shareholder savings, how those practices reflect economies of scale and how savings are shared between GSCM and the Trust.
Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the fees paid to GSCM by each Fund were fair and reasonable in light of the services to be performed, and in the exercise of its business judgment, determined to approve the continuation of the Advisory Agreement for each Fund.  The Board also determined that approval of the continuation of the Advisory Agreement for each Fund is in the best interests of each Fund and its shareholders.
BOARD APPROVAL OF CONTINUATION OF SUB-ADVISORY AGREEMENTS FOR THE SELECT FUNDS
In considering the Sub-Advisory Agreements being presented for renewal, the Board took into account the materials provided prior to and during the September Meeting, the presentations made during the September Meeting and the extensive discussions during the September Meeting, including the discussions the Independent Directors had during their executive sessions with Independent Counsel.  The Board also took into account the IMC’s review of information related to the Trust’s sub-advisers, questions submitted by the IMC to GSCM regarding various sub-advisers, GSCM’s responses to those questions and recommendations made by the IMC.
The Board examined the nature, extent and quality of the services to be provided by each sub-adviser.  The Board evaluated each sub-adviser’s experience serving as a sub-adviser to the applicable Fund.  The Board noted that each sub-adviser currently provides investment advice to various clients, including, in some cases, other pooled investment vehicles.  The Board noted the experience of key personnel at each sub-adviser providing investment management services, the systems used by such persons and the ability of each sub-adviser to attract and retain capable personnel.  The Board noted the reputation, compliance history, compliance program and financial condition of each sub-adviser.  The Board also noted the terms of the existing Sub-Advisory Agreements and the responsibilities that each sub-adviser has with respect to the applicable Fund, including the responsibility of the day-to-day management of the investment portfolio of such Fund, compliance with such Fund’s policies and objectives and the implementation of FBI restrictions and Board directives as they relate to such Fund.  The Board also took into account the overall structure of each Fund and the particular role each sub-adviser plays in that structure and in achieving each Fund’s overall investment objective.  The Board considered each sub-adviser’s human resources, business continuity and cybersecurity practices and policies and financial condition.  The Board concluded that each Fund is likely to benefit from the nature, extent and quality of these services as a result of each sub-adviser’s experience, personnel, operations and resources.  During their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.
The Board examined performance information for each segment of a Fund managed by a sub-adviser.  The Board noted that for many of the sub-advisers, the performance record over relevant periods of the segment of the Fund managed by the sub-adviser compared favorably to the relevant benchmark, the composite performance for the sub-adviser’s clients (on a gross fee basis) and/or the peer universe of similarly managed funds.  In cases where the sub-adviser’s performance lagged, the Board also considered historical and recent investment performance, whether and how the sub-adviser’s strategy deviated from the composition of the benchmark, the sub-adviser’s role within a Fund and the outlook for future performance.  The Board also noted that, in certain cases, market trends and the market environment caused by COVID-19 may have contributed to the underperformance of some sub-advisers during some periods.  The Board also considered whether a sub-adviser’s underperformance was within the expected tracking error for the sub-adviser’s investment strategy.  The Board concluded that, although past performance is no guarantee of future performance, the performance of each sub-adviser’s segment was satisfactory

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

in light of all relevant considerations and the applicable Funds were likely to benefit from each sub-adviser continuing to serve as a sub-adviser to the Trust.
The Board examined the fee schedule for each sub-adviser, noting how the fee levels charged to each applicable Fund compared with available information about fees charged by the sub-advisers to their other similarly situated clients, which in many cases include separately managed accounts, as well as how sub-adviser fee levels for each Select Fund compared to the median sub-advisory fee for the peer universe of similarly managed funds.  The Board determined that the fees to be charged by each sub-adviser were reasonable in relation to the nature, extent and quality of the services to be provided.
The Board also took into account the profitability and the financial capability of each sub-adviser in light of the information presented at the meeting.  In light of these considerations, the Board concluded that the profits realized by each sub-adviser who completed a profitability questionnaire appeared reasonable.  For the limited number of sub-advisers that did not provide profitability information, the Board relied upon other relevant information, particularly the independent negotiation of the fee schedules, the level of the fees, each sub-adviser’s performance history and feedback received from the sub-advisers regarding the inability of their firm to estimate profitability.  The Board noted that based on the Adviser’s representations, the financial statements of the sub-advisers did not appear to raise any concerns regarding the financial capability of those sub-advisers.  The Board also considered the Adviser’s representations in the materials prepared for the meeting, and the discussions earlier in the meeting, that no sub-adviser experienced any material adverse change in its financial condition since the date of its most recent audited financial statements.  The Board took into account the Adviser’s representation that it would continue to monitor the financial condition of each sub-adviser.
The Board considered the extent to which sub-adviser fees to be paid to each sub-adviser reflected economies of scale.  The Board noted that each sub-adviser’s fee schedule either reflected economies of scale by reducing the fee on assets in excess of certain stated breakpoints or the fee level negotiated was below or on par with the standard fee schedule of each sub-adviser.
In evaluating the benefits that are expected to accrue to each sub-adviser through its relationship as sub-adviser to a Select Fund, the Board noted that certain sub-advisers allocate portfolio brokerage to affiliated broker-dealers that receive commissions from the execution of Fund trades.  The Board also noted that certain sub-advisers expect to benefit from “soft dollar” arrangements by which brokers will provide research and other services to the sub-adviser in exchange for commissions on trades of the portfolio securities of a Select Fund.  The Board considered whether any direct or indirect collateral benefits were inured to the Trust because of its affiliation with each sub-adviser.
Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, determined to approve the continuation of each Sub-Advisory Agreement that was presented for renewal.  The Board also determined that approval of the continuation of each Sub-Advisory Agreement presented for renewal is in the best interests of each Select Fund and their respective shareholders.
BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENT FOR THE SMALL CAP EQUITY FUND
As required by the 1940 Act, the Board, including a majority of the Independent Directors, advised by Independent Counsel, considered the approval of a new sub-advisory agreement among GSCM, the Trust and Nomura Investments Fund Advisers (“NIFA”), a wholly owned investment adviser affiliate of Nomura Holding America Inc. (“NHA”), on behalf of the SCEF (the “NIFA Agreement”), due to a change in control of one of the SCEF’s existing sub-advisers, Delaware Investments Fund Advisers (“DIFA”).  The Board approved the NIFA Agreement at the September Meeting.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

The Board’s decision to approve the NIFA Agreement reflects the exercise of the Board’s reasonable business judgment and the Board’s consideration of its fiduciary duties to the SCEF and its shareholders.  Prior to approving the NIFA Agreement, the Board received information from the Adviser and DIFA and considered such information with the assistance and advice of Independent Counsel and counsel to the Trust.
At the September Meeting, the Board was advised of a purchase agreement that was expected to close in the fourth quarter of 2025, through which NHA would purchase the U.S. and European public investments business of Macquarie Group Limited (“Macquarie”), which included the Macquarie Investment Management Business Trust, a wholly owned subsidiary of Macquarie, of which DIFA, which served as a sub-adviser to the SCEF, was a series (the “Transaction”).  In connection with the Transaction, DIFA was to be renamed NIFA.  Pursuant to Section 15(a)(4) of the 1940 Act and Section 205(a)(2) of the Investment Advisers Act of 1940, as amended, the close of the Transaction would constitute a change in control of DIFA, which would result in the assignment and termination of the sub-advisory agreement among the Trust (on behalf of the SCEF), GSCM and DIFA (the “DIFA Agreement”).
The Board undertook a review of the terms of the NIFA Agreement, as well as the nature, extent and quality of the services to be provided by NIFA under the NIFA Agreement and the proposed fees in exchange for such services, which were the same as in the DIFA Agreement.  The Adviser provided the Board with information about NIFA and DIFA prior to and during the September Meeting which addressed the factors listed previously.  During the September Meeting, the Board received a presentation from the Adviser, during which the Adviser provided additional information about the Transaction and responded to questions from the Board.
In addition, the Independent Directors met separately in executive session with Independent Counsel to discuss and consider the information presented in connection with the consideration of the NIFA Agreement, as well as the Board’s responsibilities and duties in approving the NIFA Agreement.
BOARD APPROVAL OF NEW SUB-ADVISORY AGREEMENT FOR THE SMALL CAP EQUITY FUND
In considering the approval of the NIFA Agreement, the Board, including a majority of the Independent Directors, advised by Independent Counsel, considered the Adviser’s recommendation to approve the NIFA Agreement.  The Independent Directors discussed the information and materials presented by GSCM and Trust management in executive session.  The Board noted that the Transaction was anticipated to close on October 31, 2025, and that upon closing, the DIFA Agreement would be terminated as the Transaction would be considered an “assignment” (as defined under the 1940 Act and the rules thereunder).  The Board considered the materials provided prior to and during the September Meeting, the presentations made by the Adviser and the extensive discussions held.  The Board also took into account the IMC’s review of information related to the NIFA Agreement.  The Board considered the terms of the NIFA Agreement, the investment management team at NIFA, the reasonableness of sub-advisory fees to be paid by the SCEF to NIFA and whether the appointment of NIFA would be in the best interests of the SCEF and its shareholders.
The Board reviewed the factors that it should consider in evaluating whether to approve the NIFA Agreement and the materials provided to support each factor.  The Board considered that the NIFA Agreement was substantially similar to the DIFA Agreement.  The Board noted that DIFA confirmed it would retain its autonomy in its relationship with NIFA, ensuring that the firm’s investment philosophies, processes and brands would remain unchanged.  The Board took into account that NIFA stated there would not be any change to the nature, extent or quality of the investment sub-advisory services that it provides to the SCEF.  Further, the Board took note of the Adviser’s representation that the portfolio management team and the investment processes for the SCEF would remain the same after the Transaction.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

While acknowledging that past performance does not indicate future results, the Board considered the historical performance of the segment of the SCEF managed by DIFA.  The Board considered historical and recent investment performance, NIFA’s role within the SCEF and the outlook for future performance.  The Board concluded that the performance of DIFA’s segment was satisfactory in light of all relevant considerations and the SCEF was likely to benefit from NIFA continuing to serve as a sub-adviser to the SCEF.
The Board also took into account the profitability of DIFA for providing services to the SCEF in light of the information presented at the meeting.  In light of these considerations, the Board concluded that the profits realized by DIFA appeared reasonable.  The Board took into account the Adviser’s representation that it would continue to monitor the financial condition of NIFA.  The Board considered the fees to be paid to NIFA under the NIFA Agreement, as well as the overall fee structure under the NIFA Agreement, in light of the nature, extent and quality of the services to be provided to the SCEF and noted that there would not be any change to the current fee schedule with DIFA.  The Board also considered information about the fees charged by NIFA to other clients.
The Board noted that the Adviser’s profitability would not be impacted, as the advisory fee rate paid to the Adviser by the SCEF is not changing and there is no current expense cap for the SCEF.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by NIFA, and its affiliates, as a result of its arrangements with the SCEF.  The Board concluded that any potential benefits to be derived by NIFA included potential access to additional research resources, increased assets under management (“AUM”) and reputational benefits, which were consistent with those generally derived by sub-advisers offering similar services to mutual funds.
The Board considered the representations made that NIFA would be comfortable managing its strategy in accordance with the Trust’s FBI policy.
Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that NIFA would provide investment management services that are appropriate in scope and that the fees to be paid by the SCEF under the NIFA Agreement would be fair and reasonable in light of the nature, extent and quality of services to be provided.  In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS FOR THE MYDESTINATION 2065 FUND
As required by the 1940 Act, the Board, including a majority of the Independent Directors, advised by Independent Counsel, considered the approval of the investment advisory agreement among GSCM and the Trust on behalf of the MyDestination 2065 Fund (“MDF 2065”), a new series of the Trust, (the “2065 Advisory Agreement”), and the new sub-advisory agreements among the Adviser, the Trust on behalf of the MDF 2065 and Parametric Portfolio Associates LLC (“Parametric”) to serve as: (i) completion portfolio program sub-adviser (the “Completion Portfolio Agreement”); and (ii) overlay program sub-adviser (the “Overlay Agreement”).  The Board approved the 2065 Advisory Agreement, the Completion Portfolio Agreement and the Overlay Agreement (collectively, the “MDF 2065 Agreements”) at the September Meeting.
The Board’s decision to approve the MDF 2065 Agreements reflects the exercise of the Board’s reasonable business judgment and the Board’s consideration of its fiduciary duties to the MDF 2065 and its prospective shareholders.  Prior to approving the MDF 2065 Agreements, the Board requested and received information from the Adviser and Parametric and considered such information with the assistance and advice of Independent Counsel and counsel to the Trust.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

The Board’s consideration of various factors, and its conclusions with respect to such factors, formed the basis for the Board’s determination to approve the MDF 2065 Agreements.  The factors considered by the Board included, but were not limited to: (i) the nature, extent and quality of the services to be provided by the Adviser and Parametric; (ii) the personnel resources of the Adviser and Parametric; (iii) the experience and expertise of the Adviser and Parametric; (iv) the financial capabilities and financial resources of the Adviser and Parametric; (v) the compliance program and compliance history of the Adviser and Parametric; (vi) the composite performance history of the Adviser’s and Parametric’s proposed investment strategy, as applicable, in comparison to relevant benchmarks, as applicable; (vii) the amount of the contractual advisory fee proposed to be paid to the Adviser, and the amount of the contractual sub-advisory fees proposed to be paid to Parametric, in comparison to available fee information for the Adviser’s and Parametric’s other clients and similar funds, if applicable; (viii) the expected profitability of the Adviser and Parametric with respect to the MDF 2065 and their overall business; (ix) the extent of any economies of scale and whether the fee structure in the MDF 2065 Agreements reflects such economies of scale; (x) the existence of any collateral benefits that may be realized by the Adviser and Parametric, such as affiliate brokerage arrangements or the use of soft dollars; and (xi) any collateral benefits that may be realized by the MDF 2065.  With respect to the MDF 2065 Agreements, the Board also evaluated whether the approval of the MDF 2065 Agreements was in the best interests of the MDF 2065 and its prospective shareholders.  No one factor was determinative in the Board’s consideration of the MDF 2065 Agreements, and each Director may have attributed different weights to the factors considered.
The Board undertook a review of the terms of the MDF 2065 Agreements, the nature, extent and quality of the services to be provided by the Adviser under the MDF 2065 Agreements and the proposed fees in exchange for such services. The Adviser provided the Board with information in the form of reports about the Adviser and Parametric prior to and during the September Meeting, which addressed the factors listed previously.  During the September Meeting, the Adviser also gave presentations to the Board during which the Adviser provided additional information about the Adviser and Parametric, discussed the comprehensive review process used by the Adviser to recommend Parametric and responded to questions from the Board.
In addition, the Independent Directors met separately in executive session with Independent Counsel to discuss and consider the information presented in connection with the approval of the MDF 2065 Agreements, as well as the Directors’ responsibilities and duties in approving the agreements.
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR THE MYDESTINATION 2065 FUND
In considering the approval of the 2065 Advisory Agreement with GSCM on behalf of the MDF 2065, the Directors took into account all the materials provided prior to and during the September Meeting and the presentations made and the extensive discussions during the September Meeting, including the discussion the Independent Directors had during their executive sessions with Independent Counsel.  The Board also took into account the IMC’s review of information related to the 2065 Advisory Agreement.  The Board considered its responsibilities with respect to reviewing and approving the terms of the 2065 Advisory Agreement, the investment management team at GSCM, the reasonableness of GSCM’s advisory fee and whether the appointment of GSCM would be in the best interests of the MDF 2065 and its potential shareholders.  The Board reviewed the factors that it should consider in evaluating whether to approve the 2065 Advisory Agreement and the materials provided to support each factor.  Such factors included the nature, extent and quality of the services to be provided by GSCM to the MDF 2065; the fees charged by GSCM for its services; information regarding GSCM’s ownership structure, investment management experience, personnel, clients, AUM, legal and regulatory history, compliance policies and procedures, brokerage and soft dollar practices and investment philosophies and processes.  The Directors evaluated the Adviser’s experience in serving as an investment adviser, including overseeing the provision of investment advisory and portfolio management services and managing the allocation of existing assets for each of the existing Target Date Funds.  The Directors noted the experience of key personnel in providing investment management and administrative services, the systems used by such persons and the Adviser’s ability to attract and retain capable

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

personnel.  The Directors noted the terms of the 2065 Advisory Agreement and the responsibilities that the Adviser will have as an investment adviser to the MDF 2065, including overseeing the provision of investment advisory and portfolio management services to the MDF 2065, developing the overall investment strategies for the MDF 2065, oversight of general Fund compliance and compliance with FBI restrictions and the implementation of Board directives as they may relate to the MDF 2065.  The Directors also noted that, except for the identity of the MDF 2065 and its management fees, the 2065 Advisory Agreement was identical in all material respects to other advisory agreements entered into by the Trust for the existing portfolios.
With respect to the advisory fees to be paid to the Adviser, the Board considered information provided by the Adviser regarding the appropriateness of the fees based on the nature and extent of advisory services required for the MDF 2065.  The Board further noted that the overall management and advisory fees for the MDF 2065, based upon information provided in the meeting materials, was comparable to funds with similar investment objectives and policies.  The Board considered and reviewed the implementation of expense caps for each class of the MDF 2065, whereby the Adviser has agreed to pay, waive or assume expenses of each class of the MDF 2065 to the extent needed to limit the respective total annual operating expenses of a class (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities, to 0.45% for the Institutional Class and 0.75% for the Investor Class, which would be in effect from December 31, 2025 through April 30, 2027.  Accordingly, the Directors observed that the anticipated total annual operating expenses of the applicable classes of the MDF 2065 would be above the expense caps and that the Adviser’s profitability is expected to decrease as a result.  The Directors further observed that as the MDF 2065 grows in AUM, reductions in expenses covered by the expense caps may inure to the benefit of the Adviser if fee repayments are available or to shareholders if expenses were under an expense cap.
The Board concluded that the MDF 2065 was likely to benefit from the nature, extent and quality of the services to be provided by the Adviser as a result of the Adviser’s experience, personnel, operations and resources.
Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that GSCM would provide investment management services that are appropriate in scope and that the fees to be paid to GSCM by the MDF 2065 under the Advisory Agreement would be fair and reasonable in light of the nature, extent and quality of services to be provided.  In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.
BOARD APPROVAL OF SUB-ADVISORY AGREEMENT WITH PARAMETRIC FOR CASH MANAGEMENT ARRANGEMENT WITH RESPECT TO CASH OVERLAY FOR THE MYDESTINATION 2065 FUND
The Board considered the approval of the Overlay Agreement to provide cash management arrangements with respect to cash overlay for the MDF 2065.  The Directors took into account the materials provided prior to and during the September Meeting and the presentations made and the extensive discussions held during the September Meeting, including the discussions the Independent Directors had during executive sessions with Independent Counsel. The Board also took into account the IMC’s review of information related to the Overlay Agreement. The Board reviewed the factors that it should consider in evaluating whether to approve the Overlay Agreement and the materials provided to support each factor. Such factors included the nature, extent and quality of the services to be provided by Parametric under the Overlay Agreement; the fees charged by Parametric for its cash overlay services; and information regarding Parametric’s ownership structure, investment management experience, personnel, clients, AUM, legal and regulatory history, compliance policies and procedures, brokerage and soft dollar practices and investment philosophies and processes.  The Board also reviewed presentations by the Adviser regarding the comprehensive review process it used to recommend Parametric’s cash overlay services on behalf of the MDF 2065. The Board considered that

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

the Adviser believed Parametric’s negotiated fee schedule for such services to be competitive and would be the same as the fee charged to other Funds participating in the cash overlay program.
The Board considered the profitability information provided by Parametric for its cash overlay services currently provided to the Funds. The Directors also considered the Adviser’s assessment of Parametric’s financial condition. The Directors noted that the Adviser, after reviewing certain financial information provided by Parametric, believed that Parametric was financially sound.
The Board considered the fees to be paid to Parametric under the Overlay Agreement, as well as the overall fee structure under the Overlay Agreement, in light of the nature, extent and quality of the services to be provided. The Board also considered the fees charged by other investment advisers that offer similar services.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Parametric and its affiliates as a result of its arrangements with the MDF 2065. The Board concluded that any potential benefits to be derived by Parametric included potential access to additional research resources, increased AUM, and reputational benefits, which were consistent with those generally derived by sub-advisers offering similar services to mutual funds.
The Board observed that the purpose of the Parametric cash overlay program would be to help mitigate a potential drag on returns created by holding cash within the MDF 2065. The Adviser informed the Board that it has a positive working relationship with Parametric, noting that Parametric currently serves as sub-adviser to the Trust’s Overlay Program, as well as provides a completion portfolio program to certain Funds. The Board considered the Adviser’s representation that Parametric would be comfortable implementing the cash overlay program in accordance with the MDF 2065’s FBI policy.
Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that Parametric would provide cash overlay services that are appropriate in scope and that the fees to be paid to Parametric by the MDF 2065 under the Overlay Agreement would be fair and reasonable in light of the nature, extent and quality of services to be provided.  In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.
BOARD APPROVAL OF SUB-ADVISORY AGREEMENT WITH PARAMETRIC FOR COMPLETION PORTFOLIO PROGRAM FOR THE MYDESTINATION 2065 FUND
The Board considered the approval of the Completion Portfolio Agreement to provide completion portfolio services to the MDF 2065.  The Directors took into account the materials provided prior to and during the September Meeting and the presentations made and the extensive discussions held during the September Meeting, including the discussions the Independent Directors had during executive sessions with Independent Counsel. The Board also took into account the IMC’s review of information related to the Completion Portfolio Agreement. The Board reviewed the factors that it should consider in evaluating whether to approve the Completion Portfolio Agreement and the materials provided to support each factor. Such factors included the nature, extent and quality of the services to be provided by Parametric under the Completion Portfolio Agreement; the fees charged by Parametric for its completion portfolio services; and information regarding Parametric’s ownership structure, investment management experience, personnel, clients, AUM, legal and regulatory history, compliance policies and procedures, brokerage and soft dollar practices and investment philosophies and processes.  The Board also reviewed presentations by the Adviser regarding the comprehensive review process it used to recommend Parametric’s completion portfolio services on behalf of the MDF 2065. The Board considered that the Adviser believed Parametric’s negotiated fee schedule for such services to be competitive and would be the same as the fees charged to other Target Date Funds participating in the completion portfolio program.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

The Board considered the profitability information provided by Parametric for its completion portfolio services currently provided to the Funds. The Directors also considered the Adviser’s assessment of Parametric’s financial condition. The Directors noted that the Adviser, after reviewing certain financial information provided by Parametric, believed that Parametric was financially sound.
The Board considered the fees to be paid to Parametric under the Completion Portfolio Agreement, as well as the overall fee structure under the Completion Portfolio Agreement, in light of the nature, extent and quality of the services to be provided. The Board also considered the fees charged by other investment advisers that offer similar services.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Parametric and its affiliates as a result of its arrangements with the MDF 2065. The Board concluded that any potential benefits to be derived by Parametric included potential access to additional research resources, increased AUM, and reputational benefits, which were consistent with those generally derived by sub-advisers offering similar services to mutual funds.
The Board observed that the purpose of the Parametric completion portfolio engagement is to provide the Adviser with additional flexibility to manage the risk/return profile of the MDF 2065. The Adviser informed the Board that it has a positive working relationship with Parametric, noting that Parametric currently serves as sub-adviser to the Trust’s Overlay Program, as well as provides a completion portfolio program to certain Funds, including the Target Date Funds. The Board considered the Adviser’s representation that Parametric would be comfortable implementing the completion portfolio program in accordance with the MDF 2065’s FBI policy.
Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that Parametric would provide completion portfolio services that are appropriate in scope and that the fees to be paid to Parametric by the MDF 2065 under the Completion Portfolio Agreement would be fair and reasonable in light of the nature, extent and quality of services to be provided.  In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.
BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENT FOR THE LOW-DURATION BOND FUND
As required by the 1940 Act, the Board, including a majority of the Independent Directors, advised by Independent Counsel, considered the approval of a new sub-advisory agreement among GSCM, the Trust and Brown Brothers Harriman Credit Partners, LLC (“BBHCP”) on behalf of the LDBF (the “BBHCP Agreement”).  The Board approved the BBHCP Agreement at its meeting held on November 13, 2025 (the “November Meeting”).
The Board’s decision to approve the BBHCP Agreement reflects the exercise of the Board’s reasonable business judgment and the Board’s consideration of its fiduciary duties to the LDBF and its shareholders.  Prior to approving the BBHCP Agreement, the Board received information from the Adviser and Brown Brothers Harriman & Co. (“BBH”) and considered such information with the assistance and advice of Independent Counsel and counsel to the Trust.
At the November Meeting, the Board was advised that BBH, which managed a portion of the LDBF, would transition its fixed income team and strategies from BBH to its new U.S. subsidiary, a U.S. Securities and Exchange Commission-registered investment adviser, BBHCP, effective January 1, 2026.  The Board was advised that the appointment of BBHCP as a sub-adviser to the LDBF would not change: (i) the LDBF's investment objective, principal investment strategies or principal investment risks;

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

(ii) the nature, extent or quality of the investment advisory services being provided to the LDBF; and (iii) the overall management and advisory fees payable by the LDBF.  The BBHCP portfolio account within the LDBF would include the assets managed by BBH.
The Board undertook a review of the terms of the BBHCP Agreement, as well as the nature, extent and quality of the services to be provided by BBHCP and the proposed fees in exchange for such services, which were the same as in the BBH agreement.  The Adviser provided the Board with information about BBH and BBHCP prior to and during the November Meeting, which addressed the factors listed previously.  During the November Meeting, the Board received a presentation from the Adviser, during which the Adviser responded to questions from the Board.
In addition, the Independent Directors met separately in executive session with Independent Counsel to discuss and consider information presented in connection with the consideration of the BBHCP Agreement as well as the Board’s responsibilities and duties in approving the BBHCP Agreement.
BOARD APPROVAL OF NEW SUB-ADVISORY AGREEMENT FOR THE LOW-DURATION BOND FUND
In making its determination to approve the appointment of BBHCP as an investment sub-adviser to the LDBF, the Board, including a majority of the Independent Directors, advised by Independent Counsel, considered the Adviser’s recommendation to appoint BBHCP to manage a portion of the LDBF’s portfolio pursuant to the BBHCP Agreement.  The Board took into account the materials provided prior to and during the meeting, including those provided throughout the prior year, the presentations made by the Adviser and the extensive discussions held.  It was noted that the Board had initially approved BBH as a sub-adviser to the LDBF at its February 27, 2025 meeting.  The Board considered the terms of the BBHCP Agreement, the investment management team of BBHCP, the reasonableness of sub-advisory fees to be paid by the LDBF to BBHCP and whether the appointment of BBHCP would be in the best interests of the LDBF and its shareholders. The Board considered that the BBHCP Agreement was substantially identical to the current agreement.
The Board reviewed the factors that it should consider in evaluating whether to approve the BBHCP Agreement and the materials provided to support each factor.  Such factors included the nature, extent and quality of the services to be provided by BBHCP; the composite performance history of the strategy used by BBH to manage the LDBF portfolio account (the “BBH Strategy”); the fees charged by BBHCP for its services; and information regarding the ownership structure, investment management experience, personnel, clients, AUM, legal and regulatory history, compliance policies and procedures, brokerage and soft dollar practices and investment philosophy and processes of BBHCP.  The Board also reviewed presentations by the Adviser regarding the spin-off of the BBH fixed income team to BBHCP.  The Board received and considered information about BBHCP’s potential to contribute economies of scale as the LDBF grows in size.  The Board considered that the Adviser had been able to negotiate fees that were considered to be favorable compared to BBH’s stated fee schedule, which management noted would be retained with BBHCP.
The Board considered the profitability information provided by BBH for the services currently provided to the LDBF. The Board concluded that the estimated profits to be realized by BBHCP appeared reasonable.
The Board considered the fees to be paid to BBHCP under the BBHCP Agreement, as well as the overall fee structure under the BBHCP Agreement, in light of the nature, extent and quality of the services to be provided to the LDBF.  The Board also considered information about the fees charged by BBH to other clients, including the information BBH provided about the factors considered in negotiating fee schedules with clients.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

The Board noted that the LDBF’s overall management and advisory fees would not change as a result of the addition of BBHCP as a sub-adviser to the LDBF.  The Board also noted that the LDBF, and not the Adviser, would pay the sub-advisory fees to BBHCP directly.  In addition, the Board noted that the Adviser’s profitability would not be impacted by the addition of BBHCP, as the advisory fee rate paid to the Adviser by the LDBF is not changing as a result of the addition of BBHCP and there is no current expense cap for the LDBF.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by BBHCP, and its affiliates, as a result of its arrangements with the LDBF.  The Board concluded that any potential benefits to be derived by BBHCP included potential access to additional research resources, increased AUM and reputational benefits, which were consistent with those generally derived by sub-advisers offering similar services to mutual funds.
While acknowledging that past performance does not indicate future results, the Board considered the historical performance of the BBH Strategy. The BBH Strategy had outperformed its benchmark index and median of the Morningstar peer universe for the one-, three-, five- and seven-year and analysis periods ended December 31, 2024.
The Board considered the representations made that BBHCP would be comfortable managing its strategy in accordance with the Trust’s FBI policy.
Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that BBHCP would provide investment management services that are appropriate in scope and that the fees to be paid by the LDBF under the BBHCP Agreement would be fair and reasonable in light of the nature, extent and quality of services to be provided.  In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.

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Funds distributed by Foreside Funds Distributors LLC	5005 LBJ Freeway, Ste. 2200, Dallas, TX 75244-6152
Three Canal Plaza Suite 100, Portland, ME 04101	© 2026 GuideStone® 1913900 2233 01/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1) The Code of Ethics of the Registrant are required pursuant to Item 2 of this Form N-CSR is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ Brandon Pizzurro
Brandon Pizzurro, President
(Principal Executive Officer)

Date March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brandon Pizzurro
Brandon Pizzurro, President
(Principal Executive Officer)

Date March 6, 2026

By (Signature and Title)*	/s/ Erin Wynne
Erin Wynne, Treasurer
(Principal Financial Officer)

Date March 6, 2026

*	Print the name and title of each signing officer under his or her signature.